UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2014 – September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

JNL/American Funds® Blue Chip Income and Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	110,751	$1,603,678
Total Investment Companies (cost $1,179,209)		1,603,678
Total Investments - 100.0% (cost $1,179,209)		1,603,678
Other Assets and Liabilities, Net - (0.0%)		(584)
Total Net Assets - 100.0%		$1,603,094

JNL/American Funds® Global Bond Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL FIXED INCOME - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	44,922	$543,111
Total Investment Companies (cost $551,462)		543,111
Total Investments - 100.0% (cost $551,462)		543,111
Other Assets and Liabilities, Net - (0.0%)		(180)
Total Net Assets - 100.0%		$542,931

JNL/American Funds® Global Small Capitalization Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	15,192	$391,658
Total Investment Companies (cost $336,665)		391,658
Total Investments - 100.0% (cost $336,665)		391,658
Other Assets and Liabilities, Net - (0.0%)		(130)
Total Net Assets - 100.0%		$391,528

JNL/American Funds® Growth-Income Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	43,169	$2,244,336
Total Investment Companies (cost $1,797,664)		2,244,336
Total Investments - 100.0% (cost $1,797,664)		2,244,336
Other Assets and Liabilities, Net - (0.0%)		(950)
Total Net Assets - 100.0%		$2,243,386

JNL/American Funds® International Fund

INVESTMENT COMPANIES - 100.0%
INTERNATIONAL EQUITY - 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	33,094	$693,980
Total Investment Companies (cost $611,944)		693,980
Total Investments - 100.0% (cost $611,944)		693,980
Other Assets and Liabilities, Net - (0.0%)		(287)
Total Net Assets - 100.0%		$693,693

JNL/American Funds® New World Fund

INVESTMENT COMPANIES - 100.0%
EMERGING MARKETS EQUITY - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	34,181	$767,715
Total Investment Companies (cost $780,208)		767,715
Total Investments - 100.0% (cost $780,208)		767,715
Other Assets and Liabilities, Net - (0.0%)		(321)
Total Net Assets - 100.0%		$767,394

JNL Institutional Alt 20 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 19.7%
Curian Long Short Credit Fund (9.1%) (b)	3,164	$32,495
Curian/AQR Risk Parity Fund (7.9%) (b)	1,647	18,102
Curian/BlackRock Global Long Short Credit Fund (7.8%) (b)	2,831	29,075
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (9.4%) (b)	3,911	38,797
Curian/Franklin Templeton Natural Resources Fund (6.3%) (b)	741	7,172
Curian/Neuberger Berman Currency Fund (10.2%) (b)	1,357	13,786
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (10.8%) (b)	2,297	20,717
Curian/Nicholas Convertible Arbitrage Fund (7.5%) (b)	3,126	33,140
Curian/PineBridge Merger Arbitrage Fund (6.4%) (b)	1,155	11,500
Curian/UBS Global Long Short Fixed Income Opportunities Fund (6.8%) (b)	1,376	13,608
Curian/Van Eck International Gold Fund (4.3%) (b)	846	4,308
JNL/AQR Managed Futures Strategy Fund - Class A (6.0%) (b)	2,336	24,012
JNL/Boston Partners Global Long Short Equity Fund - Class A (7.0%) (b)	2,279	22,470
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.6%) (b)	1,931	32,322
JNL/Invesco Global Real Estate Fund - Class A (1.4%) (b)	2,523	26,589
JNL/Red Rocks Listed Private Equity Fund - Class A (3.0%) (b)	2,242	26,995
		355,088

See accompanying Notes to Schedules of Investments.

	Shares	Value
DOMESTIC EQUITY - 29.3%
Curian Focused U.S. Equity Fund (47.6%) (b)	2,987	32,917
Curian/DFA U.S. Micro Cap Fund (21.5%) (b)	1,677	22,572
JNL/Mellon Capital Nasdaq 25 Fund - Class A (7.1%) (b)	2,637	55,218
JNL/Mellon Capital S&P 24 Fund - Class A (13.6%) (b)	5,976	89,219
JNL/Mellon Capital S&P SMid 60 Fund - Class A (7.4%) (b)	2,700	36,934
JNL/Mellon Capital Small Cap Index Fund - Class A (3.0%) (b)	3,300	53,060
JNL/Mellon Capital Value Line 30 Fund - Class A (5.5%) (b)	2,239	34,979
JNL/S&P Competitive Advantage Fund - Class A (2.6%) (b)	3,682	63,510
JNL/S&P Dividend Income & Growth Fund - Class A (1.5%) (b)	3,685	57,050
JNL/T. Rowe Price Value Fund - Class A (2.7%) (b)	4,755	83,024
		528,483
DOMESTIC FIXED INCOME - 21.0%
Curian/DoubleLine Total Return Fund (5.9%) (b)	6,117	64,227
JNL/Mellon Capital Bond Index Fund - Class A (1.1%) (b)	802	9,687
JNL/PIMCO Real Return Fund - Class A (1.6%) (b)	3,120	33,103
JNL/PIMCO Total Return Bond Fund - Class A (0.8%) (b)	2,945	38,107
JNL/PPM America Floating Rate Income Fund - Class A (2.3%) (b)	3,651	40,125
JNL/PPM America High Yield Bond Fund - Class A (2.0%) (b)	7,846	58,218
JNL/PPM America Total Return Bond Fund - Class A (8.1%) (b)	7,341	87,574
JNL/Scout Unconstrained Bond Fund - Class A (7.1%) (b)	4,819	47,319
		378,360
EMERGING MARKETS EQUITY - 5.0%
Curian/Ashmore Emerging Market Small Cap Equity Fund (16.5%) (b)	698	7,042
Curian/Franklin Templeton Frontier Markets Fund (18.7%) (b)	1,735	22,310
JNL/Lazard Emerging Markets Fund - Class A (4.2%) (b)	5,462	60,907
		90,259
GLOBAL EQUITY - 2.2%
JNL/Franklin Templeton Global Growth Fund - Class A (3.0%) (b)	3,314	38,773

GLOBAL FIXED INCOME - 8.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.4%) (b)	7,436	90,275
JNL/Neuberger Berman Strategic Income Fund - Class A (11.5%) (b)	6,040	66,202
		156,477
INTERNATIONAL EQUITY - 13.3%
Curian Focused International Equity Fund (27.0%) (b)	5,408	56,463
JNL/Mellon Capital International Index Fund - Class A (8.1%) (b)	12,922	183,748
		240,211
INTERNATIONAL FIXED INCOME - 0.8%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (2.0%) (b)	1,186	13,689
Total Investment Companies (cost $1,653,603)		1,801,340
Total Investments - 100.0% (cost $1,653,603)		1,801,340
Other Assets and Liabilities, Net - (0.0%)		(273)
Total Net Assets - 100.0%		$1,801,067

JNL Institutional Alt 35 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 34.7%
Curian Long Short Credit Fund (21.4%) (b)	7,458	$76,597
Curian/AQR Risk Parity Fund (19.9%) (b)	4,165	45,777
Curian/BlackRock Global Long Short Credit Fund (18.3%) (b)	6,655	68,351
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (21.2%) (b)	8,850	87,791
Curian/Franklin Templeton Natural Resources Fund (15.8%) (b)	1,846	17,869
Curian/Neuberger Berman Currency Fund (22.4%) (b)	2,994	30,422
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (24.0%) (b)	5,090	45,913
Curian/Nicholas Convertible Arbitrage Fund (17.0%) (b)	7,069	74,927
Curian/PineBridge Merger Arbitrage Fund (15.2%) (b)	2,766	27,546
Curian/UBS Global Long Short Fixed Income Opportunities Fund (17.7%) (b)	3,557	35,184
Curian/Van Eck International Gold Fund (9.7%) (b)	1,917	9,756
JNL/AQR Managed Futures Strategy Fund - Class A (15.7%) (b)	6,076	62,464
JNL/Boston Partners Global Long Short Equity Fund - Class A (13.4%) (b)	4,331	42,701
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (6.5%) (b)	4,912	82,227
JNL/Invesco Global Real Estate Fund - Class A (3.3%) (b)	5,939	62,597
JNL/Red Rocks Listed Private Equity Fund - Class A (7.8%) (b)	5,781	69,600
		839,722
DOMESTIC EQUITY - 22.2%
Curian Focused U.S. Equity Fund (43.7%) (b)	2,743	30,231
Curian/DFA U.S. Micro Cap Fund (22.9%) (b)	1,787	24,056
JNL/Mellon Capital Nasdaq 25 Fund - Class A (8.1%) (b)	2,986	62,525
JNL/Mellon Capital S&P 24 Fund - Class A (15.0%) (b)	6,583	98,290
JNL/Mellon Capital S&P SMid 60 Fund - Class A (7.5%) (b)	2,724	37,261
JNL/Mellon Capital Small Cap Index Fund - Class A (3.5%) (b)	3,836	61,683
JNL/Mellon Capital Value Line 30 Fund - Class A (5.5%) (b)	2,211	34,527
JNL/S&P Competitive Advantage Fund - Class A (2.5%) (b)	3,502	60,403
JNL/S&P Dividend Income & Growth Fund - Class A (1.3%) (b)	3,189	49,366

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/T. Rowe Price Value Fund - Class A (2.6%) (b)	4,603	80,373
		538,715
DOMESTIC FIXED INCOME - 17.0%
Curian/DoubleLine Total Return Fund (6.6%) (b)	6,803	71,433
JNL/Mellon Capital Bond Index Fund - Class A (1.7%) (b)	1,286	15,526
JNL/PIMCO Real Return Fund - Class A (1.3%) (b)	2,466	26,162
JNL/PIMCO Total Return Bond Fund - Class A (0.8%) (b)	2,846	36,823
JNL/PPM America Floating Rate Income Fund - Class A (2.1%) (b)	3,322	36,513
JNL/PPM America High Yield Bond Fund - Class A (2.3%) (b)	9,004	66,807
JNL/PPM America Total Return Bond Fund - Class A (10.0%) (b)	9,053	108,006
JNL/Scout Unconstrained Bond Fund - Class A (7.6%) (b)	5,162	50,691
		411,961
EMERGING MARKETS EQUITY - 4.6%
Curian/Ashmore Emerging Market Small Cap Equity Fund (14.2%) (b)	600	6,057
Curian/Franklin Templeton Frontier Markets Fund (24.4%) (b)	2,256	29,004
JNL/Lazard Emerging Markets Fund - Class A (5.3%) (b)	6,828	76,134
		111,195
GLOBAL EQUITY - 1.8%
JNL/Franklin Templeton Global Growth Fund - Class A (3.4%) (b)	3,689	43,156

GLOBAL FIXED INCOME - 6.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.8%) (b)	8,083	98,125
JNL/Neuberger Berman Strategic Income Fund - Class A (11.1%) (b)	5,787	63,426
		161,551
INTERNATIONAL EQUITY - 12.5%
Curian Focused International Equity Fund (32.6%) (b)	6,539	68,264
JNL/Mellon Capital International Index Fund - Class A (10.3%) (b)	16,473	234,249
		302,513
INTERNATIONAL FIXED INCOME - 0.5%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (1.8%) (b)	1,088	12,556
Total Investment Companies (cost $2,218,715)		2,421,369
Total Investments - 100.0% (cost $2,218,715)		2,421,369
Other Assets and Liabilities, Net - (0.0%)		(363)
Total Net Assets - 100.0%		$2,421,006

JNL Institutional Alt 50 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 50.0%
Curian Long Short Credit Fund (41.9%) (b)	14,608	$150,027
Curian/AQR Risk Parity Fund (32.4%) (b)	6,795	74,675
Curian/BlackRock Global Long Short Credit Fund (36.2%) (b)	13,182	135,379
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (41.4%) (b)	17,271	171,327
Curian/Franklin Templeton Natural Resources Fund (38.1%) (b)	4,441	42,988
Curian/Neuberger Berman Currency Fund (40.9%) (b)	5,470	55,571
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (35.8%) (b)	7,585	68,418
Curian/Nicholas Convertible Arbitrage Fund (33.9%) (b)	14,120	149,677
Curian/PineBridge Merger Arbitrage Fund (30.6%) (b)	5,561	55,390
Curian/UBS Global Long Short Fixed Income Opportunities Fund (36.1%) (b)	7,244	71,643
Curian/Van Eck International Gold Fund (24.0%) (b)	4,742	24,137
JNL/AQR Managed Futures Strategy Fund - Class A (31.8%) (b)	12,354	127,001
JNL/BlackRock Commodity Securities Strategy Fund - Class A (2.4%) (b)	2,951	33,494
JNL/Boston Partners Global Long Short Equity Fund - Class A (37.3%) (b)	12,091	119,220
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (13.3%) (b)	10,071	168,581
JNL/Invesco Global Real Estate Fund - Class A (6.8%) (b)	11,998	126,464
JNL/Red Rocks Listed Private Equity Fund - Class A (15.0%) (b)	11,140	134,120
		1,708,112
DOMESTIC EQUITY - 17.2%
Curian/DFA U.S. Micro Cap Fund (24.8%) (b)	1,939	26,098
JNL/Mellon Capital Nasdaq 25 Fund - Class A (9.0%) (b)	3,351	70,166
JNL/Mellon Capital S&P 24 Fund - Class A (16.5%) (b)	7,233	107,992
JNL/Mellon Capital S&P SMid 60 Fund - Class A (7.0%) (b)	2,535	34,673
JNL/Mellon Capital Small Cap Index Fund - Class A (3.9%) (b)	4,220	67,854
JNL/Mellon Capital Value Line 30 Fund - Class A (6.5%) (b)	2,628	41,054
JNL/S&P Competitive Advantage Fund - Class A (2.7%) (b)	3,809	65,708
JNL/S&P Dividend Income & Growth Fund - Class A (1.7%) (b)	4,226	65,422
JNL/T. Rowe Price Value Fund - Class A (3.5%) (b)	6,160	107,560
		586,527
DOMESTIC FIXED INCOME - 13.3%
Curian/DoubleLine Total Return Fund (7.1%) (b)	7,350	77,173
JNL/Mellon Capital Bond Index Fund - Class A (1.7%) (b)	1,268	15,303
JNL/PIMCO Real Return Fund - Class A (1.4%) (b)	2,695	28,588
JNL/PIMCO Total Return Bond Fund - Class A (0.8%) (b)	3,065	39,665
JNL/PPM America Floating Rate Income Fund - Class A (2.4%) (b)	3,840	42,206
JNL/PPM America High Yield Bond Fund - Class A (2.6%) (b)	10,181	75,546
JNL/PPM America Total Return Bond Fund - Class A (11.1%) (b)	10,046	119,848

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Scout Unconstrained Bond Fund - Class A (8.4%) (b)	5,684	55,812
		454,141
EMERGING MARKETS EQUITY - 3.3%
Curian/Ashmore Emerging Market Small Cap Equity Fund (21.7%) (b)	919	9,276
Curian/Franklin Templeton Frontier Markets Fund (25.3%) (b)	2,346	30,162
JNL/Lazard Emerging Markets Fund - Class A (5.1%) (b)	6,582	73,389
		112,827
GLOBAL EQUITY - 1.1%
JNL/Franklin Templeton Global Growth Fund - Class A (2.9%) (b)	3,173	37,128

GLOBAL FIXED INCOME - 5.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (5.4%) (b)	9,111	110,608
JNL/Neuberger Berman Strategic Income Fund - Class A (12.1%) (b)	6,317	69,229
		179,837
INTERNATIONAL EQUITY - 9.4%
Curian Focused International Equity Fund (32.4%) (b)	6,494	67,800
JNL/Mellon Capital International Index Fund - Class A (11.1%) (b)	17,727	252,080
		319,880
INTERNATIONAL FIXED INCOME - 0.4%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (2.0%) (b)	1,215	14,015
Total Investment Companies (cost $3,140,868)		3,412,467
Total Investments - 100.0% (cost $3,140,868)		3,412,467
Other Assets and Liabilities, Net - (0.0%)		(500)
Total Net Assets - 100.0%		$3,411,967

JNL Institutional Alt 65 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 65.7%
Curian Long Short Credit Fund (12.0%) (b)	4,188	$43,012
Curian/AQR Risk Parity Fund (4.3%) (b)	900	9,893
Curian/BlackRock Global Long Short Credit Fund (10.3%) (b)	3,759	38,602
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (11.6%) (b)	4,852	48,134
Curian/Franklin Templeton Natural Resources Fund (10.8%) (b)	1,261	12,209
Curian/Neuberger Berman Currency Fund (13.9%) (b)	1,858	18,875
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (8.1%) (b)	1,706	15,392
Curian/Nicholas Convertible Arbitrage Fund (9.0%) (b)	3,753	39,782
Curian/PineBridge Merger Arbitrage Fund (8.0%) (b)	1,456	14,498
Curian/UBS Global Long Short Fixed Income Opportunities Fund (9.6%) (b)	1,936	19,152
Curian/Van Eck International Gold Fund (4.3%) (b)	847	4,309
JNL/AQR Managed Futures Strategy Fund - Class A (5.4%) (b)	2,099	21,577
JNL/BlackRock Commodity Securities Strategy Fund - Class A (0.7%) (b)	812	9,216
JNL/Boston Partners Global Long Short Equity Fund - Class A (10.8%) (b)	3,500	34,510
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (3.7%) (b)	2,824	47,275
JNL/Invesco Global Real Estate Fund - Class A (1.9%) (b)	3,310	34,884
JNL/Red Rocks Listed Private Equity Fund - Class A (3.7%) (b)	2,781	33,481
		444,801
DOMESTIC EQUITY - 12.4%
Curian/DFA U.S. Micro Cap Fund (3.0%) (b)	238	3,203
JNL/Mellon Capital Nasdaq 25 Fund - Class A (1.8%) (b)	659	13,792
JNL/Mellon Capital S&P 24 Fund - Class A (1.3%) (b)	586	8,745
JNL/Mellon Capital S&P SMid 60 Fund - Class A (0.6%) (b)	230	3,150
JNL/Mellon Capital Small Cap Index Fund - Class A (0.6%) (b)	662	10,638
JNL/Mellon Capital Value Line 30 Fund - Class A (0.8%) (b)	314	4,903
JNL/S&P Competitive Advantage Fund - Class A (0.4%) (b)	563	9,715
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (b)	619	9,587
JNL/T. Rowe Price Value Fund - Class A (0.6%) (b)	1,156	20,192
		83,925
DOMESTIC FIXED INCOME - 6.8%
Curian/DoubleLine Total Return Fund (0.8%) (b)	803	8,428
JNL/Mellon Capital Bond Index Fund - Class A (0.2%) (b)	135	1,625
JNL/PIMCO Real Return Fund - Class A (0.0%) (b)	93	991
JNL/PIMCO Total Return Bond Fund - Class A (0.1%) (b)	321	4,160
JNL/PPM America Floating Rate Income Fund - Class A (0.4%) (b)	658	7,228
JNL/PPM America High Yield Bond Fund - Class A (0.3%) (b)	1,224	9,083
JNL/PPM America Total Return Bond Fund - Class A (0.8%) (b)	754	8,992
JNL/Scout Unconstrained Bond Fund - Class A (0.8%) (b)	540	5,304
		45,811
EMERGING MARKETS EQUITY - 2.4%
Curian/Ashmore Emerging Market Small Cap Equity Fund (3.8%) (b)	159	1,605
Curian/Franklin Templeton Frontier Markets Fund (3.0%) (b)	283	3,628
JNL/Lazard Emerging Markets Fund - Class A (0.8%) (b)	1,006	11,218
		16,451
GLOBAL EQUITY - 1.0%
JNL/Franklin Templeton Global Growth Fund - Class A (0.5%) (b)	584	6,834

GLOBAL FIXED INCOME - 2.6%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.6%) (b)	1,043	12,659

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Neuberger Berman Strategic Income Fund - Class A (0.9%) (b)	449	4,925
		17,584
INTERNATIONAL EQUITY - 9.0%
Curian Focused International Equity Fund (6.8%) (b)	1,360	14,201
JNL/Mellon Capital International Index Fund - Class A (2.0%) (b)	3,277	46,599
		60,800
INTERNATIONAL FIXED INCOME - 0.1%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.1%) (b)	79	912
Total Investment Companies (cost $623,706)		677,118
Total Investments - 100.0% (cost $623,706)		677,118
Other Assets and Liabilities, Net - (0.0%)		(128)
Total Net Assets - 100.0%		$676,990

JNL/American Funds Balanced Allocation Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 32.3%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	3,612	$52,302
American Funds Insurance Series - Growth Fund - Class 1	1,332	104,322
American Funds Insurance Series - Growth-Income Fund - Class 1	1,379	71,711
		228,335
DOMESTIC FIXED INCOME - 32.1%
American Funds Insurance Series - Bond Fund - Class 1	10,205	113,478
American Funds Insurance Series - High-Income Bond Fund - Class 1	6,531	73,276
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	3,271	40,495
		227,249
EMERGING MARKETS EQUITY - 7.4%
American Funds Insurance Series - New World Fund - Class 1	2,325	52,212

GLOBAL EQUITY - 17.5%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	2,010	26,128
American Funds Insurance Series - Global Growth Fund - Class 1	1,910	52,221
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	1,764	45,475
		123,824
GLOBAL FIXED INCOME - 8.0%
American Funds Insurance Series - Global Bond Fund - Class 1	4,689	56,692

INTERNATIONAL EQUITY - 2.7%
American Funds Insurance Series - International Fund - Class 1	934	19,584
Total Investment Companies (cost $667,893)		707,896
Total Investments - 100.0% (cost $667,893)		707,896
Other Assets and Liabilities, Net - (0.0%)		(281)
Total Net Assets - 100.0%		$707,615

JNL/American Funds Growth Allocation Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 39.5%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	4,013	$58,110
American Funds Insurance Series - Growth Fund - Class 1	1,482	116,049
American Funds Insurance Series - Growth-Income Fund - Class 1	1,338	69,539
		243,698
DOMESTIC FIXED INCOME - 13.4%
American Funds Insurance Series - Bond Fund - Class 1	2,238	24,885
American Funds Insurance Series - High-Income Bond Fund - Class 1	3,688	41,383
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	1,342	16,614
		82,882
EMERGING MARKETS EQUITY - 10.3%
American Funds Insurance Series - New World Fund - Class 1	2,837	63,725

GLOBAL EQUITY - 25.4%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	2,231	29,004
American Funds Insurance Series - Global Growth Fund - Class 1	2,545	69,590
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	2,240	57,757
		156,351
GLOBAL FIXED INCOME - 6.7%
American Funds Insurance Series - Global Bond Fund - Class 1	3,409	41,214

INTERNATIONAL EQUITY - 4.7%
American Funds Insurance Series - International Fund - Class 1	1,382	28,971
Total Investment Companies (cost $582,170)		616,841
Total Investments - 100.0% (cost $582,170)		616,841
Other Assets and Liabilities, Net - (0.0%)		(247)
Total Net Assets - 100.0%		$616,594

See accompanying Notes to Schedules of Investments.

JNL Disciplined Moderate Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 44.4%
JNL/Mellon Capital 25 Fund - Class A (1.2%) (b)	611	$12,278
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (3.8%) (b)	3,509	66,956
JNL/Mellon Capital S&P 500 Index Fund - Class A (3.3%) (b)	7,512	124,174
JNL/Mellon Capital Small Cap Index Fund - Class A (2.8%) (b)	3,005	48,318
JNL/S&P Competitive Advantage Fund - Class A (4.8%) (b)	6,800	117,295
JNL/S&P Dividend Income & Growth Fund - Class A (2.7%) (b)	6,834	105,792
JNL/S&P Intrinsic Value Fund - Class A (2.5%) (b)	3,245	56,010
JNL/S&P Mid 3 Fund - Class A (17.2%) (b)	1,737	18,360
		549,183
DOMESTIC FIXED INCOME - 31.4%
Curian/DoubleLine Total Return Fund (7.2%) (b)	7,496	78,705
JNL/PIMCO Real Return Fund - Class A (3.0%) (b)	5,648	59,921
JNL/PIMCO Total Return Bond Fund - Class A (0.7%) (b)	2,426	31,388
JNL/PPM America Floating Rate Income Fund - Class A (2.0%) (b)	3,192	35,082
JNL/PPM America High Yield Bond Fund - Class A (1.7%) (b)	6,695	49,681
JNL/PPM America Total Return Bond Fund - Class A (8.7%) (b)	7,894	94,176
JNL/Scout Unconstrained Bond Fund - Class A (6.1%) (b)	4,096	40,224
		389,177
EMERGING MARKETS EQUITY - 4.8%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (7.3%) (b)	5,804	59,836

GLOBAL FIXED INCOME - 9.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.9%) (b)	6,574	79,811
JNL/Neuberger Berman Strategic Income Fund - Class A (5.6%) (b)	2,914	31,939
		111,750
INTERNATIONAL EQUITY - 10.4%
JNL/Mellon Capital International Index Fund - Class A (4.0%) (b)	6,454	91,782
JNL/Mellon Capital Pacific Rim 30 Fund - Class A (7.0%) (b)	816	12,106
JNL/S&P International 5 Fund - Class A (20.7%) (b)	2,529	24,502
		128,390
Total Investment Companies (cost $1,114,585)		1,238,336
Total Investments - 100.0% (cost $1,114,585)		1,238,336
Other Assets and Liabilities, Net - (0.0%)		(171)
Total Net Assets - 100.0%		$1,238,165

JNL Disciplined Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 53.0%
JNL/Mellon Capital 25 Fund - Class A (2.2%) (b)	1,126	$22,631
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (6.0%) (b)	5,487	104,691
JNL/Mellon Capital S&P 500 Index Fund - Class A (3.9%) (b)	8,764	144,874
JNL/Mellon Capital Small Cap Index Fund - Class A (4.7%) (b)	5,081	81,700
JNL/S&P Competitive Advantage Fund - Class A (7.1%) (b)	10,111	174,419
JNL/S&P Dividend Income & Growth Fund - Class A (3.4%) (b)	8,398	130,003
JNL/S&P Intrinsic Value Fund - Class A (4.8%) (b)	6,205	107,095
JNL/S&P Mid 3 Fund - Class A (35.2%) (b)	3,555	37,573
		802,986
DOMESTIC FIXED INCOME - 15.7%
Curian/DoubleLine Total Return Fund (4.3%) (b)	4,424	46,448
JNL/PIMCO Real Return Fund - Class A (1.2%) (b)	2,310	24,508
JNL/PIMCO Total Return Bond Fund - Class A (0.3%) (b)	1,193	15,443
JNL/PPM America Floating Rate Income Fund - Class A (1.2%) (b)	1,964	21,584
JNL/PPM America High Yield Bond Fund - Class A (1.3%) (b)	4,942	36,674
JNL/PPM America Total Return Bond Fund - Class A (5.7%) (b)	5,178	61,777
JNL/Scout Unconstrained Bond Fund - Class A (4.7%) (b)	3,150	30,930
		237,364
EMERGING MARKETS EQUITY - 8.7%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (16.1%) (b)	12,835	132,331

GLOBAL FIXED INCOME - 4.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (2.7%) (b)	4,549	55,222
JNL/Neuberger Berman Strategic Income Fund - Class A (2.7%) (b)	1,405	15,396
		70,618
INTERNATIONAL EQUITY - 17.9%
JNL/Mellon Capital International Index Fund - Class A (8.2%) (b)	13,205	187,774
JNL/Mellon Capital Pacific Rim 30 Fund - Class A (12.9%) (b)	1,505	22,328
JNL/S&P International 5 Fund - Class A (50.8%) (b)	6,210	60,179
		270,281
Total Investment Companies (cost $1,344,833)		1,513,580
Total Investments - 100.0% (cost $1,344,833)		1,513,580
Other Assets and Liabilities, Net - (0.0%)		(203)
Total Net Assets - 100.0%		$1,513,377

See accompanying Notes to Schedules of Investments.

JNL Disciplined Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 57.3%
JNL/Mellon Capital 25 Fund - Class A (1.3%) (b)	673	$13,520
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (3.2%) (b)	2,986	56,972
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.6%) (b)	3,724	61,551
JNL/Mellon Capital Small Cap Index Fund - Class A (2.5%) (b)	2,695	43,336
JNL/S&P Competitive Advantage Fund - Class A (3.5%) (b)	4,926	84,979
JNL/S&P Dividend Income & Growth Fund - Class A (1.2%) (b)	3,097	47,948
JNL/S&P Intrinsic Value Fund - Class A (2.6%) (b)	3,377	58,288
JNL/S&P Mid 3 Fund - Class A (19.0%) (b)	1,914	20,232
		386,826
DOMESTIC FIXED INCOME - 7.1%
Curian/DoubleLine Total Return Fund (1.0%) (b)	988	10,371
JNL/PPM America Floating Rate Income Fund - Class A (0.4%) (b)	626	6,880
JNL/PPM America High Yield Bond Fund - Class A (0.4%) (b)	1,379	10,235
JNL/PPM America Total Return Bond Fund - Class A (1.3%) (b)	1,156	13,788
JNL/Scout Unconstrained Bond Fund - Class A (1.0%) (b)	703	6,908
		48,182
EMERGING MARKETS EQUITY - 12.2%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (10.0%) (b)	7,987	82,347

GLOBAL FIXED INCOME - 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.7%) (b)	1,128	13,694
JNL/Neuberger Berman Strategic Income Fund - Class A (1.2%) (b)	627	6,874
		20,568
INTERNATIONAL EQUITY - 20.4%
JNL/Mellon Capital International Index Fund - Class A (4.0%) (b)	6,375	90,653
JNL/Mellon Capital Pacific Rim 30 Fund - Class A (7.7%) (b)	897	13,311
JNL/S&P International 5 Fund - Class A (28.4%) (b)	3,477	33,689
		137,653
Total Investment Companies (cost $607,726)		675,576
Total Investments - 100.0% (cost $607,726)		675,576
Other Assets and Liabilities, Net - (0.0%)		(101)
Total Net Assets - 100.0%		$675,475

JNL/Franklin Templeton Founding Strategy Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 33.4%
JNL/Franklin Templeton Income Fund - Class A (20.9%) (b)	46,048	$569,156

GLOBAL EQUITY - 66.6%
JNL/Franklin Templeton Global Growth Fund - Class A (44.5%) (b)	48,344	565,631
JNL/Franklin Templeton Mutual Shares Fund - Class A (45.8%) (b)	45,865	567,346
		1,132,977
Total Investment Companies (cost $1,311,145)		1,702,133
Total Investments - 100.0% (cost $1,311,145)		1,702,133
Other Assets and Liabilities, Net - (0.0%)		(117)
Total Net Assets - 100.0%		$1,702,016

JNL/Mellon Capital 10 x 10 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 79.9%
JNL/Mellon Capital JNL 5 Fund - Class A (6.2%) (b)	16,565	$209,875
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (2.4%) (b)	2,175	41,500
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.1%) (b)	2,557	42,268
JNL/Mellon Capital Small Cap Index Fund - Class A (2.4%) (b)	2,559	41,145
		334,788
DOMESTIC FIXED INCOME - 10.2%
JNL/Mellon Capital Bond Index Fund - Class A (4.6%) (b)	3,520	42,492

INTERNATIONAL EQUITY - 9.9%
JNL/Mellon Capital International Index Fund - Class A (1.8%) (b)	2,926	41,604
Total Investment Companies (cost $288,695)		418,884
Total Investments - 100.0% (cost $288,695)		418,884
Other Assets and Liabilities, Net - (0.0%)		(28)
Total Net Assets - 100.0%		$418,856

JNL/Mellon Capital Index 5 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 59.8%
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (8.3%) (b)	7,663	$146,220
JNL/Mellon Capital S&P 500 Index Fund - Class A (4.0%) (b)	9,044	149,490
JNL/Mellon Capital Small Cap Index Fund - Class A (8.3%) (b)	9,007	144,835
		440,545

See accompanying Notes to Schedules of Investments.

	Shares	Value
DOMESTIC FIXED INCOME - 20.4%
JNL/Mellon Capital Bond Index Fund - Class A (16.4%) (b)	12,438	150,133

INTERNATIONAL EQUITY - 19.8%
JNL/Mellon Capital International Index Fund - Class A (6.4%) (b)	10,279	146,162
Total Investment Companies (cost $582,824)		736,840
Total Investments - 100.0% (cost $582,824)		736,840
Other Assets and Liabilities, Net - (0.0%)		(45)
Total Net Assets - 100.0%		$736,795

JNL/MMRS Conservative Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 33.7%
JNL/Eagle SmallCap Equity Fund - Class A (0.0%) (b)	12	$340
JNL/Invesco Small Cap Growth Fund - Class A (0.1%) (b)	26	512
JNL/Mellon Capital 25 Fund - Class A (0.1%) (b)	26	517
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.1%) (b)	20	343
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.0%) (b)	22	514
JNL/Mellon Capital S&P 24 Fund - Class A (0.1%) (b)	34	515
JNL/S&P Competitive Advantage Fund - Class A (0.0%) (b)	30	515
JNL/S&P Dividend Income & Growth Fund - Class A (0.0%) (b)	33	516
JNL/S&P Intrinsic Value Fund - Class A (0.0%) (b)	30	518
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.0%) (b)	9	342
		4,632
DOMESTIC FIXED INCOME - 45.6%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.2%) (b)	124	1,476
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.1%) (b)	109	1,477
JNL/Mellon Capital Bond Index Fund - Class A (0.2%) (b)	122	1,476
JNL/PIMCO Real Return Fund - Class A (0.0%) (b)	58	616
JNL/PIMCO Total Return Bond Fund - Class A (0.0%) (b)	95	1,235
		6,280
EMERGING MARKETS EQUITY - 6.2%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (0.1%) (b)	83	860

GLOBAL EQUITY - 3.8%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.0%) (b)	42	516

GLOBAL FIXED INCOME - 4.5%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.1%) (b)	56	616

INTERNATIONAL EQUITY - 6.2%
JNL/Invesco International Growth Fund - Class A (0.1%) (b)	66	859
Total Investment Companies (cost $13,824)		13,763
Total Investments - 100.0% (cost $13,824)		13,763
Other Assets and Liabilities, Net - (0.0%)		(4)
Total Net Assets - 100.0%		$13,759

JNL/MMRS Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 63.7%
JNL/Eagle SmallCap Equity Fund - Class A (0.0%) (b)	11	$297
JNL/Invesco Small Cap Growth Fund - Class A (0.0%) (b)	15	298
JNL/Mellon Capital 25 Fund - Class A (0.0%) (b)	18	360
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.0%) (b)	14	239
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.0%) (b)	15	358
JNL/Mellon Capital S&P 24 Fund - Class A (0.0%) (b)	16	239
JNL/S&P Competitive Advantage Fund - Class A (0.0%) (b)	24	419
JNL/S&P Dividend Income & Growth Fund - Class A (0.0%) (b)	31	479
JNL/S&P Intrinsic Value Fund - Class A (0.0%) (b)	24	421
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.0%) (b)	6	239
		3,349
DOMESTIC FIXED INCOME - 7.9%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.0%) (b)	6	78
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.0%) (b)	8	104
JNL/Mellon Capital Bond Index Fund - Class A (0.0%) (b)	9	104
JNL/PIMCO Real Return Fund - Class A (0.0%) (b)	5	53
JNL/PIMCO Total Return Bond Fund - Class A (0.0%) (b)	6	78
		417
EMERGING MARKETS EQUITY - 11.4%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (0.1%) (b)	58	599

GLOBAL EQUITY - 4.6%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.0%) (b)	19	240

GLOBAL FIXED INCOME - 1.0%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.0%) (b)	5	52

See accompanying Notes to Schedules of Investments.

	Shares	Value
INTERNATIONAL EQUITY - 11.4%
JNL/Invesco International Growth Fund - Class A (0.0%) (b)	46	599
Total Investment Companies (cost $5,310)		5,256
Total Investments - 100.0% (cost $5,310)		5,256
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$5,255

JNL/MMRS Moderate Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 50.3%
JNL/Eagle SmallCap Equity Fund - Class A (0.1%) (b)	33	$921
JNL/Invesco Small Cap Growth Fund - Class A (0.1%) (b)	46	926
JNL/Mellon Capital 25 Fund - Class A (0.1%) (b)	58	1,167
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.1%) (b)	40	697
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.1%) (b)	40	928
JNL/Mellon Capital S&P 24 Fund - Class A (0.1%) (b)	47	697
JNL/S&P Competitive Advantage Fund - Class A (0.0%) (b)	67	1,162
JNL/S&P Dividend Income & Growth Fund - Class A (0.0%) (b)	90	1,398
JNL/S&P Intrinsic Value Fund - Class A (0.1%) (b)	68	1,169
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.0%) (b)	18	696
		9,761
DOMESTIC FIXED INCOME - 25.1%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.1%) (b)	86	1,031
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.1%) (b)	87	1,179
JNL/Mellon Capital Bond Index Fund - Class A (0.1%) (b)	98	1,178
JNL/PIMCO Real Return Fund - Class A (0.0%) (b)	55	588
JNL/PIMCO Total Return Bond Fund - Class A (0.0%) (b)	68	884
		4,860
EMERGING MARKETS EQUITY - 6.0%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (0.1%) (b)	113	1,164

GLOBAL EQUITY - 3.6%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.1%) (b)	56	699

GLOBAL FIXED INCOME - 3.0%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.1%) (b)	54	589

INTERNATIONAL EQUITY - 12.0%
JNL/Invesco International Growth Fund - Class A (0.2%) (b)	180	2,326
Total Investment Companies (cost $19,541)		19,399
Total Investments - 100.0% (cost $19,541)		19,399
Other Assets and Liabilities, Net - (0.0%)		(6)
Total Net Assets - 100.0%		$19,393

JNL/S&P 4 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
JNL/S&P Competitive Advantage Fund - Class A (44.4%) (b)	62,846	$1,084,098
JNL/S&P Dividend Income & Growth Fund - Class A (28.1%) (b)	70,212	1,086,877
JNL/S&P Intrinsic Value Fund - Class A (48.7%) (b)	63,174	1,090,380
JNL/S&P Total Yield Fund - Class A (65.6%) (b)	66,126	1,085,799
Total Investment Companies (cost $3,400,985)		4,347,154
Total Investments - 100.0% (cost $3,400,985)		4,347,154
Other Assets and Liabilities, Net - (0.0%)		(220)
Total Net Assets - 100.0%		$4,346,934

JNL/S&P Managed Conservative Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 1.1%
JNL/Invesco Global Real Estate Fund - Class A (0.9%) (b)	1,676	$17,665

DOMESTIC EQUITY - 15.9%
JNL/DFA U.S. Core Equity Fund - Class A (6.0%) (b)	3,389	37,517
JNL/Eagle SmallCap Equity Fund - Class A (1.3%) (b)	624	17,420
JNL/Franklin Templeton Small Cap Value Fund - Class A (1.6%) (b)	1,103	17,232
JNL/Goldman Sachs Mid Cap Value Fund - Class A (0.8%) (b)	839	10,842
JNL/Invesco Mid Cap Value Fund - Class A (1.8%) (b)	631	9,998
JNL/JPMorgan MidCap Growth Fund - Class A (2.9%) (b)	1,233	40,603
JNL/T. Rowe Price Established Growth Fund - Class A (1.4%) (b)	1,867	64,851
JNL/T. Rowe Price Value Fund - Class A (1.7%) (b)	3,095	54,042
JNL/WMC Value Fund - Class A (1.0%) (b)	719	17,615
		270,120
DOMESTIC FIXED INCOME - 69.3%
Curian/DoubleLine Total Return Fund (10.4%) (b)	10,746	112,830
JNL/Goldman Sachs Core Plus Bond Fund - Class A (6.1%) (b)	4,390	52,374
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (14.9%) (b)	13,249	180,051

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/PIMCO Real Return Fund - Class A (3.4%) (b)	6,528	69,267
JNL/PIMCO Total Return Bond Fund - Class A (3.0%) (b)	10,916	141,252
JNL/PPM America Floating Rate Income Fund - Class A (2.9%) (b)	4,708	51,744
JNL/PPM America High Yield Bond Fund - Class A (4.1%) (b)	15,991	118,656
JNL/PPM America Low Duration Bond Fund - Class A (21.3%) (b)	10,108	102,086
JNL/PPM America Total Return Bond Fund - Class A (10.5%) (b)	9,529	113,681
JNL/Scout Unconstrained Bond Fund - Class A (9.6%) (b)	6,462	63,455
JNL/T. Rowe Price Short-Term Bond Fund - Class A (9.5%) (b)	17,089	170,887
		1,176,283
EMERGING MARKETS EQUITY - 1.0%
JNL/Lazard Emerging Markets Fund - Class A (1.2%) (b)	1,544	17,221

GLOBAL FIXED INCOME - 7.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (6.5%) (b)	11,017	133,743

INTERNATIONAL EQUITY - 1.9%
JNL/Invesco International Growth Fund - Class A (1.2%) (b)	1,372	17,753
JNL/JPMorgan International Value Fund - Class A (2.3%) (b)	1,932	15,183
		32,936
INTERNATIONAL FIXED INCOME - 2.9%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (7.1%) (b)	4,286	49,465
Total Investment Companies (cost $1,633,767)		1,697,433
Total Investments - 100.0% (cost $1,633,767)		1,697,433
Other Assets and Liabilities, Net - (0.0%)		(248)
Total Net Assets - 100.0%		$1,697,185

JNL/S&P Managed Moderate Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 2.3%
JNL/BlackRock Commodity Securities Strategy Fund - Class A (2.8%) (b)	3,359	$38,124
JNL/Invesco Global Real Estate Fund - Class A (2.2%) (b)	3,958	41,714
		79,838
DOMESTIC EQUITY - 32.0%
JNL/BlackRock Large Cap Select Growth Fund - Class A (2.5%) (b)	1,019	29,066
JNL/DFA U.S. Core Equity Fund - Class A (8.2%) (b)	4,646	51,431
JNL/Eagle SmallCap Equity Fund - Class A (2.5%) (b)	1,212	33,864
JNL/Franklin Templeton Small Cap Value Fund - Class A (6.2%) (b)	4,295	67,082
JNL/Goldman Sachs Mid Cap Value Fund - Class A (8.2%) (b)	8,209	106,065
JNL/Invesco Mid Cap Value Fund - Class A (3.6%) (b)	1,285	20,356
JNL/Invesco Small Cap Growth Fund - Class A (3.8%) (b)	1,599	31,923
JNL/JPMorgan MidCap Growth Fund - Class A (8.3%) (b)	3,539	116,577
JNL/T. Rowe Price Established Growth Fund - Class A (7.0%) (b)	9,591	333,191
JNL/T. Rowe Price Value Fund - Class A (6.8%) (b)	12,194	212,911
JNL/WMC Value Fund - Class A (6.1%) (b)	4,449	108,918
		1,111,384
DOMESTIC FIXED INCOME - 50.2%
Curian/DoubleLine Total Return Fund (20.9%) (b)	21,641	227,232
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (14.5%) (b)	12,911	175,467
JNL/PIMCO Real Return Fund - Class A (6.7%) (b)	12,691	134,648
JNL/PIMCO Total Return Bond Fund - Class A (5.2%) (b)	18,854	243,976
JNL/PPM America Floating Rate Income Fund - Class A (4.8%) (b)	7,777	85,466
JNL/PPM America High Yield Bond Fund - Class A (6.2%) (b)	24,529	182,006
JNL/PPM America Low Duration Bond Fund - Class A (27.5%) (b)	13,057	131,873
JNL/PPM America Total Return Bond Fund - Class A (16.0%) (b)	14,575	173,881
JNL/Scout Unconstrained Bond Fund - Class A (20.3%) (b)	13,738	134,911
JNL/T. Rowe Price Short-Term Bond Fund - Class A (14.1%) (b)	25,295	252,945
		1,742,405
EMERGING MARKETS EQUITY - 2.1%
JNL/Lazard Emerging Markets Fund - Class A (5.2%) (b)	6,661	74,265

GLOBAL EQUITY - 1.1%
JNL/Oppenheimer Global Growth Fund - Class A (3.0%) (b)	2,566	37,456

GLOBAL FIXED INCOME - 7.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (12.4%) (b)	21,097	256,123

INTERNATIONAL EQUITY - 2.5%
JNL/Invesco International Growth Fund - Class A (3.9%) (b)	4,567	59,100
JNL/JPMorgan International Value Fund - Class A (4.0%) (b)	3,451	27,125
		86,225
INTERNATIONAL FIXED INCOME - 2.4%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (11.8%) (b)	7,153	82,541
Total Investment Companies (cost $3,188,966)		3,470,237
Total Investments - 100.0% (cost $3,188,966)		3,470,237
Other Assets and Liabilities, Net - (0.0%)		(472)
Total Net Assets - 100.0%		$3,469,765

See accompanying Notes to Schedules of Investments.

JNL/S&P Managed Moderate Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 3.7%
JNL/BlackRock Commodity Securities Strategy Fund - Class A (7.0%) (b)	8,458	$95,996
JNL/Invesco Global Real Estate Fund - Class A (7.4%) (b)	13,213	139,267
		235,263
DOMESTIC EQUITY - 45.4%
JNL/BlackRock Large Cap Select Growth Fund - Class A (8.9%) (b)	3,641	103,877
JNL/Eagle SmallCap Equity Fund - Class A (5.1%) (b)	2,464	68,807
JNL/Franklin Templeton Small Cap Value Fund - Class A (14.6%) (b)	10,107	157,871
JNL/Goldman Sachs Mid Cap Value Fund - Class A (15.1%) (b)	15,215	196,581
JNL/Invesco Large Cap Growth Fund - Class A (14.4%) (b)	8,260	145,464
JNL/Invesco Mid Cap Value Fund - Class A (17.9%) (b)	6,331	100,286
JNL/Invesco Small Cap Growth Fund - Class A (12.5%) (b)	5,230	104,438
JNL/JPMorgan MidCap Growth Fund - Class A (14.9%) (b)	6,340	208,853
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (31.6%) (b)	6,212	79,508
JNL/PPM America Mid Cap Value Fund - Class A (6.0%) (b)	1,444	22,494
JNL/T. Rowe Price Established Growth Fund - Class A (17.7%) (b)	24,083	836,653
JNL/T. Rowe Price Value Fund - Class A (15.3%) (b)	27,265	476,043
JNL/WMC Value Fund - Class A (21.9%) (b)	16,005	391,810
		2,892,685
DOMESTIC FIXED INCOME - 32.5%
Curian/DoubleLine Total Return Fund (15.4%) (b)	15,914	167,095
JNL/Goldman Sachs Core Plus Bond Fund - Class A (9.3%) (b)	6,668	79,545
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (15.8%) (b)	14,046	190,880
JNL/PIMCO Real Return Fund - Class A (6.2%) (b)	11,767	124,854
JNL/PIMCO Total Return Bond Fund - Class A (7.9%) (b)	29,029	375,630
JNL/PPM America Floating Rate Income Fund - Class A (2.9%) (b)	4,637	50,962
JNL/PPM America High Yield Bond Fund - Class A (10.9%) (b)	43,148	320,155
JNL/PPM America Low Duration Bond Fund - Class A (36.3%) (b)	17,236	174,086
JNL/PPM America Total Return Bond Fund - Class A (17.2%) (b)	15,625	186,411
JNL/Scout Unconstrained Bond Fund - Class A (18.7%) (b)	12,649	124,215
JNL/T. Rowe Price Short-Term Bond Fund - Class A (15.4%) (b)	27,738	277,383
		2,071,216
EMERGING MARKETS EQUITY - 3.5%
JNL/Lazard Emerging Markets Fund - Class A (15.5%) (b)	19,989	222,875

GLOBAL EQUITY - 2.1%
JNL/Oppenheimer Global Growth Fund - Class A (10.6%) (b)	9,023	131,735

GLOBAL FIXED INCOME - 5.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (16.9%) (b)	28,697	348,380

INTERNATIONAL EQUITY - 5.3%
JNL/Invesco International Growth Fund - Class A (18.1%) (b)	21,117	273,252
JNL/JPMorgan International Value Fund - Class A (10.1%) (b)	8,635	67,874
		341,126
INTERNATIONAL FIXED INCOME - 2.0%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (18.8%) (b)	11,395	131,499
Total Investment Companies (cost $5,560,085)		6,374,779
Total Investments - 100.0% (cost $5,560,085)		6,374,779
Other Assets and Liabilities, Net - (0.0%)		(847)
Total Net Assets - 100.0%		$6,373,932

JNL/S&P Managed Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 3.6%
JNL/BlackRock Commodity Securities Strategy Fund - Class A (5.8%) (b)	7,033	$79,827
JNL/Invesco Global Real Estate Fund - Class A (5.2%) (b)	9,276	97,771
		177,598
DOMESTIC EQUITY - 60.8%
JNL/BlackRock Large Cap Select Growth Fund - Class A (20.7%) (b)	8,475	241,802
JNL/Eagle SmallCap Equity Fund - Class A (5.0%) (b)	2,444	68,255
JNL/Franklin Templeton Small Cap Value Fund - Class A (14.8%) (b)	10,234	159,850
JNL/Goldman Sachs Mid Cap Value Fund - Class A (12.4%) (b)	12,479	161,230
JNL/Invesco Large Cap Growth Fund - Class A (19.8%) (b)	11,321	199,361
JNL/Invesco Mid Cap Value Fund - Class A (16.7%) (b)	5,911	93,630
JNL/Invesco Small Cap Growth Fund - Class A (9.0%) (b)	3,740	74,692
JNL/JPMorgan MidCap Growth Fund - Class A (14.3%) (b)	6,084	200,389
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (23.9%) (b)	4,705	60,220
JNL/PPM America Mid Cap Value Fund - Class A (6.0%) (b)	1,444	22,494
JNL/T. Rowe Price Established Growth Fund - Class A (14.1%) (b)	19,226	667,917
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (4.7%) (b)	3,357	130,694
JNL/T. Rowe Price Value Fund - Class A (16.5%) (b)	29,378	512,943
JNL/WMC Value Fund - Class A (20.1%) (b)	14,730	360,594
		2,954,071

See accompanying Notes to Schedules of Investments.

	Shares	Value
DOMESTIC FIXED INCOME - 17.6%
Curian/DoubleLine Total Return Fund (9.3%) (b)	9,640	101,214
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (3.5%) (b)	3,161	42,962
JNL/PIMCO Real Return Fund - Class A (1.9%) (b)	3,535	37,506
JNL/PIMCO Total Return Bond Fund - Class A (3.5%) (b)	12,962	167,726
JNL/PPM America High Yield Bond Fund - Class A (5.1%) (b)	20,034	148,653
JNL/PPM America Total Return Bond Fund - Class A (7.6%) (b)	6,948	82,893
JNL/Scout Unconstrained Bond Fund - Class A (11.9%) (b)	8,015	78,709
JNL/T. Rowe Price Short-Term Bond Fund - Class A (10.8%) (b)	19,417	194,168
		853,831
EMERGING MARKETS EQUITY - 3.9%
JNL/Lazard Emerging Markets Fund - Class A (13.4%) (b)	17,232	192,131

GLOBAL EQUITY - 4.4%
JNL/Oppenheimer Global Growth Fund - Class A (17.1%) (b)	14,612	213,339

GLOBAL FIXED INCOME - 0.8%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.8%) (b)	3,072	37,296

INTERNATIONAL EQUITY - 7.2%
JNL/Invesco International Growth Fund - Class A (18.3%) (b)	21,286	275,432
JNL/JPMorgan International Value Fund - Class A (11.0%) (b)	9,422	74,059
		349,491
INTERNATIONAL FIXED INCOME - 1.7%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (11.5%) (b)	6,974	80,483
Total Investment Companies (cost $4,047,396)		4,858,240
Total Investments - 100.0% (cost $4,047,396)		4,858,240
Other Assets and Liabilities, Net - (0.0%)		(655)
Total Net Assets - 100.0%		$4,857,585

JNL/S&P Managed Aggressive Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 3.0%
JNL/BlackRock Commodity Securities Strategy Fund - Class A (1.4%) (b)	1,706	$19,368
JNL/Invesco Global Real Estate Fund - Class A (1.7%) (b)	3,048	32,122
		51,490
DOMESTIC EQUITY - 70.1%
JNL/BlackRock Large Cap Select Growth Fund - Class A (8.4%) (b)	3,433	97,949
JNL/Eagle SmallCap Equity Fund - Class A (2.1%) (b)	1,027	28,672
JNL/Franklin Templeton Small Cap Value Fund - Class A (4.6%) (b)	3,212	50,179
JNL/Goldman Sachs Mid Cap Value Fund - Class A (5.9%) (b)	5,925	76,553
JNL/Invesco Large Cap Growth Fund - Class A (8.2%) (b)	4,705	82,851
JNL/Invesco Mid Cap Value Fund - Class A (3.3%) (b)	1,157	18,327
JNL/Invesco Small Cap Growth Fund - Class A (3.8%) (b)	1,590	31,745
JNL/JPMorgan MidCap Growth Fund - Class A (6.2%) (b)	2,628	86,553
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (10.2%) (b)	2,007	25,688
JNL/T. Rowe Price Established Growth Fund - Class A (5.5%) (b)	7,505	260,740
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (2.5%) (b)	1,773	69,033
JNL/T. Rowe Price Value Fund - Class A (6.4%) (b)	11,464	200,158
JNL/WMC Value Fund - Class A (9.3%) (b)	6,849	167,653
		1,196,101
DOMESTIC FIXED INCOME - 7.5%
JNL/PIMCO Total Return Bond Fund - Class A (0.4%) (b)	1,449	18,753
JNL/PPM America High Yield Bond Fund - Class A (1.1%) (b)	4,261	31,618
JNL/PPM America Total Return Bond Fund - Class A (3.0%) (b)	2,739	32,677
JNL/Scout Unconstrained Bond Fund - Class A (2.0%) (b)	1,369	13,438
JNL/T. Rowe Price Short-Term Bond Fund - Class A (1.8%) (b)	3,177	31,773
		128,259
EMERGING MARKETS EQUITY - 4.2%
JNL/Lazard Emerging Markets Fund - Class A (5.0%) (b)	6,402	71,385

GLOBAL EQUITY - 5.6%
JNL/Oppenheimer Global Growth Fund - Class A (7.7%) (b)	6,604	96,421

INTERNATIONAL EQUITY - 7.8%
JNL/Invesco International Growth Fund - Class A (8.3%) (b)	9,698	125,494
JNL/JPMorgan International Value Fund - Class A (1.0%) (b)	868	6,824
		132,318
INTERNATIONAL FIXED INCOME - 1.8%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (4.5%) (b)	2,710	31,272
Total Investment Companies (cost $1,407,299)		1,707,246
Total Investments - 100.0% (cost $1,407,299)		1,707,246
Other Assets and Liabilities, Net - (0.0%)		(248)
Total Net Assets - 100.0%		$1,706,998

(a)	Investment in affiliate.
(b)

At September 30, 2014, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically.  The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.  Percentages reflecting 0.0% represent amounts less than 0.05%.

Abbreviations:

MLP - Master Limited Partnership

See accompanying Notes to Schedules of Investments.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules Investments (in thousands)

September 30, 2014

Security Valuation and Fair Value Measurement - Under the JNL Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The fund of funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the SEC and are available on the SEC’s website at www.sec.gov.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into 3 broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates - The fund of funds invested solely in Class A shares of other affiliated Funds advised by JNAM or Curian Capital, LLC, an affiliate of JNAM.  JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund (“American Funds Feeder Funds”) each invest primarily all of their investable assets in its respective American Funds Master Fund.  Due to its ownership of more than 5% of the shares of its respective American Funds Master Fund, the JNL American Funds Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940, as amended.

The following table details each Fund’s long term investments in affiliates held during the period ended September 30, 2014.

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1	$1,214,856	$255,127	$4,848	$6,166	$1,781	$1,603,678
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund Class 1	455,412	107,548	26,263	6,239	59	543,111
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund Class 1	336,834	88,732	32,413	1,681	6,366	391,658
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund Class 1	1,645,403	556,040	4,746	102,197	2,114	2,244,336
JNL/American Funds International Fund
American Funds Insurance Series - International Fund Class 1	562,154	143,426	2,234	677	566	693,980
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund Class 1	647,489	213,712	11,531	72,550	700	767,715
JNL/Institutional Alt 20 Fund
Curian Focused International Equity Fund	—	57,598	—	—	—	56,463
Curian Focused U.S. Equity Fund	—	33,575	—	—	—	32,917
Curian Long Short Credit Fund	34,831	666	3,314	—	65	32,495
Curian/AQR Risk Parity Fund	27,080	1,315	12,746	—	954	18,102
Curian/Ashmore Emerging Market Small Cap Equity Fund	—	7,058	—	—	—	7,042
Curian/BlackRock Global Long Short Credit Fund	34,433	707	6,555	—	86	29,075
Curian/DFA U.S. Micro Cap Fund	46,057	515	21,891	—	6,243	22,572
Curian/DoubleLine Total Return Fund	27,688	35,104	689	—	10	64,227
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	34,410	5,451	2,631	—	133	38,797
Curian/Franklin Templeton Frontier Markets Fund	36,413	1,287	16,829	—	3,642	22,310
Curian/Franklin Templeton Natural Resources Fund	10,354	3,886	7,846	—	1,733	7,172
Curian/Neuberger Berman Currency Fund	13,513	3,212	3,361	—	53	13,786
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	22,631	—	—	—	20,717
Curian/Nicholas Convertible Arbitrage Fund	16,991	16,631	306	—	18	33,140
Curian/PineBridge Merger Arbitrage Fund	17,102	737	6,184	—	11	11,500
Curian/The Boston Company Multi Alpha Market Neutral Equity Fund	10,282	438	10,488	—	284	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	6,836	7,561	639	—	7	13,608
Curian/Van Eck International Gold Fund	9,254	1,412	8,001	—	3,824	4,308

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
JNL/Institutional Alt 20 Fund (continued)
JNL/AQR Managed Futures Strategy Fund Class A	$35,768	$1,526	$12,628	$—	$23	$24,012
JNL/BlackRock Commodity Securities Strategy Fund Class A	10,344	3,858	15,350	—	2,571	—
JNL/Boston Partners Global Long Short Equity Fund Class A	—	22,789	—	—	—	22,470
JNL/Brookfield Global Infrastructure and MLP Fund Class A	21,724	7,676	675	—	229	32,322
JNL/Franklin Templeton Global Growth Fund Class A	—	39,712	—	—	—	38,773
JNL/Franklin Templeton Global Multisector Bond Fund Class A	83,144	6,478	487	—	6	90,275
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	27,607	1,112	15,392	—	2,708	13,689
JNL/Invesco Global Real Estate Fund Class A	20,444	5,167	784	—	147	26,589
JNL/Lazard Emerging Markets Fund Class A	52,008	7,619	32	—	3	60,907
JNL/Mellon Capital Bond Index Fund Class A	245,576	10,553	253,204	—	5,787	9,687
JNL/Mellon Capital Global Alpha Fund Class A	17,145	527	16,845	—	1,427	—
JNL/Mellon Capital International Index Class A	232,440	4,035	49,479	—	10,447	183,748
JNL/Mellon Capital Nasdaq 25 Fund Class A	55,400	115	5,502	—	2,751	55,218
JNL/Mellon Capital S&P 24 Fund Class A	188,918	2,159	102,073	—	36,796	89,219
JNL/Mellon Capital S&P SMid 60 Fund Class A	99,833	492	64,218	—	17,083	36,934
JNL/Mellon Capital Small Cap Index Fund Class A	54,610	3,452	2,576	—	994	53,060
JNL/Mellon Capital Value Line 30 Fund Class A	110,397	272	83,957	—	21,127	34,979
JNL/Neuberger Berman Strategic Income Fund Class A	82,394	2,861	22,415	—	968	66,202
JNL/PIMCO Real Return Fund Class A	—	32,975	—	—	—	33,103
JNL/PIMCO Total Return Bond Fund Class A	—	37,752	19	—	—	38,107
JNL/PPM America Floating Rate Income Fund Class A	27,537	12,792	430	—	3	40,125
JNL/PPM America High Yield Bond Fund Class A	55,997	1,642	1,286	—	55	58,218
JNL/PPM America Total Return Bond Fund Class A	—	86,779	—	—	—	87,574
JNL/Red Rocks Listed Private Equity Fund Class A	25,965	8,215	6,814	—	1,785	26,995
JNL/S&P Competitive Advantage Fund Class A	—	62,152	—	—	—	63,510
JNL/S&P Dividend Income & Growth Fund Class A	—	56,164	—	—	—	57,050
JNL/Scout Unconstrained Bond Fund Class A	—	48,044	—	—	—	47,319
JNL/T. Rowe Price Value Fund Class A	—	82,267	—	—	—	83,024
JNL/Institutional Alt 35 Fund
Curian Focused International Equity Fund	—	69,673	43	—	1	68,264
Curian Focused U.S. Equity Fund	—	30,855	21	—	—	30,231
Curian Long Short Credit Fund	83,302	552	8,015	—	156	76,597
Curian/AQR Risk Parity Fund	64,541	3,088	27,773	—	2,142	45,777
Curian/Ashmore Emerging Market Small Cap Equity Fund	—	6,083	11	—	—	6,057
Curian/BlackRock Global Long Short Credit Fund	82,179	497	15,495	—	201	68,351
Curian/DFA U.S. Micro Cap Fund	50,395	618	24,697	—	7,051	24,056
Curian/DoubleLine Total Return Fund	27,047	42,877	573	—	13	71,433
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	81,828	8,545	6,127	—	309	87,791
Curian/Franklin Templeton Frontier Markets Fund	49,762	631	23,261	—	5,014	29,004
Curian/Franklin Templeton Natural Resources Fund	24,612	9,324	17,861	—	4,343	17,869
Curian/Neuberger Berman Currency Fund	32,012	5,339	7,908	—	124	30,422
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	50,504	38	—	3	45,913
Curian/Nicholas Convertible Arbitrage Fund	40,429	35,411	555	—	33	74,927
Curian/PineBridge Merger Arbitrage Fund	40,686	1,733	14,506	—	26	27,546
Curian/The Boston Company Multi Alpha Market Neutral Equity Fund	24,469	979	24,894	—	737	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	16,211	19,451	123	—	1	35,184
Curian/Van Eck International Gold Fund	20,839	4,651	19,731	—	10,304	9,756
JNL/AQR Managed Futures Strategy Fund Class A	84,990	2,044	23,137	—	668	62,464
JNL/BlackRock Commodity Securities Strategy Fund Class A	24,626	9,309	36,674	—	6,345	—
JNL/Boston Partners Global Long Short Equity Fund Class A	—	43,305	—	—	—	42,701
JNL/Brookfield Global Infrastructure and MLP Fund Class A	52,217	22,277	1,164	—	396	82,227
JNL/Franklin Templeton Global Growth Fund Class A	—	44,203	38	—	—	43,156
JNL/Franklin Templeton Global Multisector Bond Fund Class A	81,603	15,415	109	—	2	98,125
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	26,908	1,120	15,842	—	2,017	12,556
JNL/Invesco Global Real Estate Fund Class A	48,639	11,060	1,326	—	191	62,597
JNL/Lazard Emerging Markets Fund Class A	70,805	4,414	606	—	47	76,134
JNL/Mellon Capital Bond Index Fund Class A	240,371	9,623	240,987	—	5,971	15,526
JNL/Mellon Capital Global Alpha Fund Class A	40,606	631	39,281	—	3,462	—
JNL/Mellon Capital International Index Class A	318,622	2,300	82,688	—	16,737	234,249
JNL/Mellon Capital Nasdaq 25 Fund Class A	63,070	98	6,540	—	3,132	62,525
JNL/Mellon Capital S&P 24 Fund Class A	206,579	2,554	111,094	—	36,282	98,290
JNL/Mellon Capital S&P SMid 60 Fund Class A	111,903	842	76,616	—	20,266	37,261
JNL/Mellon Capital Small Cap Index Fund Class A	62,215	5,044	2,804	—	1,121	61,683
JNL/Mellon Capital Value Line 30 Fund Class A	113,361	540	87,963	—	22,841	34,527
JNL/Neuberger Berman Strategic Income Fund Class A	80,868	2,447	23,186	—	1,030	63,426
JNL/PIMCO Real Return Fund Class A	—	26,130	13	—	—	26,162
JNL/PIMCO Total Return Bond Fund Class A	—	36,486	24	—	—	36,823
JNL/PPM America Floating Rate Income Fund Class A	27,017	9,558	280	—	1	36,513
JNL/PPM America High Yield Bond Fund Class A	54,894	11,020	926	—	85	66,807

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
JNL/Institutional Alt 35 Fund (continued)
JNL/PPM America Total Return Bond Fund Class A	$—	$107,180	$48	$—	$1	$108,006
JNL/Red Rocks Listed Private Equity Fund Class A	62,131	15,657	7,254	—	1,588	69,600
JNL/S&P Competitive Advantage Fund Class A	—	58,619	59	—	3	60,403
JNL/S&P Dividend Income & Growth Fund Class A	—	48,357	54	—	4	49,366
JNL/Scout Unconstrained Bond Fund Class A	—	51,438	24	—	—	50,691
JNL/T. Rowe Price Value Fund Class A	—	79,491	43	—	3	80,373
JNL/Institutional Alt 50 Fund
Curian Focused International Equity Fund	—	69,157	—	—	—	67,800
Curian Long Short Credit Fund	164,398	246	16,124	—	318	150,027
Curian/AQR Risk Parity Fund	127,944	5,133	69,899	—	5,318	74,675
Curian/Ashmore Emerging Market Small Cap Equity Fund	—	9,335	—	—	—	9,276
Curian/BlackRock Global Long Short Credit Fund	162,819	1,586	31,334	—	405	135,379
Curian/DFA U.S. Micro Cap Fund	51,855	527	23,864	—	6,759	26,098
Curian/DoubleLine Total Return Fund	29,134	46,299	486	—	10	77,173
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	163,023	15,558	14,161	—	716	171,327
Curian/Franklin Templeton Frontier Markets Fund	51,128	663	23,570	—	5,089	30,162
Curian/Franklin Templeton Natural Resources Fund	48,774	18,011	26,819	—	6,621	42,988
Curian/Neuberger Berman Currency Fund	63,832	5,687	15,848	—	239	55,571
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	74,958	—	—	—	68,418
Curian/Nicholas Convertible Arbitrage Fund	80,386	70,796	776	—	46	149,677
Curian/PineBridge Merger Arbitrage Fund	80,803	2,514	27,191	—	41	55,390
Curian/The Boston Company Multi Alpha Market Neutral Equity Fund	48,622	1,312	48,845	—	1,417	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	32,253	40,237	163	—	1	71,643
Curian/Van Eck International Gold Fund	43,323	7,005	33,464	—	21,240	24,137
JNL/AQR Managed Futures Strategy Fund Class A	168,387	3,871	42,233	—	818	127,001
JNL/BlackRock Commodity Securities Strategy Fund Class A	48,760	18,242	36,166	—	7,601	33,494
JNL/Boston Partners Global Long Short Equity Fund Class A	—	120,909	—	—	—	119,220
JNL/Brookfield Global Infrastructure and MLP Fund Class A	102,377	50,004	1,676	—	572	168,581
JNL/Franklin Templeton Global Growth Fund Class A	—	38,019	—	—	—	37,128
JNL/Franklin Templeton Global Multisector Bond Fund Class A	88,330	20,942	28	—	—	110,608
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	28,945	1,210	16,521	—	1,691	14,015
JNL/Invesco Global Real Estate Fund Class A	96,045	24,084	1,914	—	247	126,464
JNL/Lazard Emerging Markets Fund Class A	64,583	7,384	22	—	1	73,389
JNL/Mellon Capital Bond Index Fund Class A	261,311	7,796	260,717	—	7,735	15,303
JNL/Mellon Capital Global Alpha Fund Class A	81,267	1,175	78,588	—	6,742	—
JNL/Mellon Capital International Index Class A	335,760	2,531	81,847	—	12,125	252,080
JNL/Mellon Capital Nasdaq 25 Fund Class A	69,505	144	6,069	—	2,908	70,166
JNL/Mellon Capital S&P 24 Fund Class A	230,213	2,310	124,848	—	41,294	107,992
JNL/Mellon Capital S&P SMid 60 Fund Class A	102,367	617	69,284	—	20,917	34,673
JNL/Mellon Capital Small Cap Index Fund Class A	68,563	5,312	2,941	—	974	67,854
JNL/Mellon Capital Value Line 30 Fund Class A	120,762	628	89,392	—	28,592	41,054
JNL/Neuberger Berman Strategic Income Fund Class A	87,615	2,011	23,945	—	1,049	69,229
JNL/PIMCO Real Return Fund Class A	—	28,532	—	—	—	28,588
JNL/PIMCO Total Return Bond Fund Class A	—	39,284	—	—	—	39,665
JNL/PPM America Floating Rate Income Fund Class A	29,279	12,860	172	—	1	42,206
JNL/PPM America High Yield Bond Fund Class A	59,291	15,011	713	—	24	75,546
JNL/PPM America Total Return Bond Fund Class A	—	118,984	—	—	—	119,848
JNL/Red Rocks Listed Private Equity Fund Class A	120,867	31,920	16,869	—	3,988	134,120
JNL/S&P Competitive Advantage Fund Class A	—	63,292	—	—	—	65,708
JNL/S&P Dividend Income & Growth Fund Class A	—	64,030	—	—	—	65,422
JNL/Scout Unconstrained Bond Fund Class A	—	56,595	—	—	—	55,812
JNL/T. Rowe Price Value Fund Class A	—	106,154	—	—	—	107,560
JNL/Institutional Alt 65 Fund
Curian Focused International Equity Fund	—	14,500	3	—	—	14,201
Curian Long Short Credit Fund	49,702	—	7,134	—	144	43,012
Curian/AQR Risk Parity Fund	39,255	589	33,228	—	2,469	9,893
Curian/Ashmore Emerging Market Small Cap Equity Fund	—	1,600	2	—	—	1,605
Curian/BlackRock Global Long Short Credit Fund	49,523	—	11,600	—	154	38,602
Curian/DFA U.S. Micro Cap Fund	11,688	—	8,084	—	2,367	3,203
Curian/DoubleLine Total Return Fund	3,399	4,968	208	—	4	8,428
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	49,583	2,500	5,883	—	307	48,134
Curian/Franklin Templeton Frontier Markets Fund	11,732	—	8,525	—	1,895	3,628
Curian/Franklin Templeton Natural Resources Fund	14,902	5,020	8,635	—	2,146	12,209
Curian/Neuberger Berman Currency Fund	19,653	6,000	7,333	—	152	18,875
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	16,908	6	—	—	15,392
Curian/Nicholas Convertible Arbitrage Fund	24,719	16,455	1,241	—	86	39,782
Curian/PineBridge Merger Arbitrage Fund	24,748	154	10,206	—	38	14,498
Curian/The Boston Company Multi Alpha Market Neutral Equity Fund	14,859	82	14,625	—	766	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	9,928	9,994	564	—	2	19,152

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
JNL/Institutional Alt 65 Fund (continued)
Curian/Van Eck International Gold Fund	$11,880	$3,061	$13,068	$—	$6,319	$4,309
JNL/AQR Managed Futures Strategy Fund Class A	50,509	—	27,291	—	617	21,577
JNL/BlackRock Commodity Securities Strategy Fund Class A	15,028	4,886	11,465	—	2,696	9,216
JNL/Boston Partners Global Long Short Equity Fund Class A	—	35,000	—	—	—	34,510
JNL/Brookfield Global Infrastructure and MLP Fund Class A	30,559	13,968	2,384	—	791	47,275
JNL/Franklin Templeton Global Growth Fund Class A	—	7,000	2	—	—	6,834
JNL/Franklin Templeton Global Multisector Bond Fund Class A	10,336	2,598	431	—	7	12,659
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	3,401	47	2,591	—	179	912
JNL/Invesco Global Real Estate Fund Class A	29,430	5,434	2,395	—	245	34,884
JNL/Lazard Emerging Markets Fund Class A	11,425	69	493	—	13	11,218
JNL/Mellon Capital Bond Index Fund Class A	30,642	390	30,313	—	209	1,625
JNL/Mellon Capital Global Alpha Fund Class A	24,698	—	23,578	—	2,246	—
JNL/Mellon Capital International Index Class A	70,329	—	23,022	—	2,580	46,599
JNL/Mellon Capital Nasdaq 25 Fund Class A	15,648	—	3,227	—	1,311	13,792
JNL/Mellon Capital S&P 24 Fund Class A	31,388	—	22,644	—	5,925	8,745
JNL/Mellon Capital S&P SMid 60 Fund Class A	15,469	—	12,587	—	3,984	3,150
JNL/Mellon Capital Small Cap Index Fund Class A	11,710	290	874	—	182	10,638
JNL/Mellon Capital Value Line 30 Fund Class A	23,464	—	20,426	—	4,065	4,903
JNL/Neuberger Berman Strategic Income Fund Class A	10,265	1,079	6,771	—	286	4,925
JNL/PIMCO Real Return Fund Class A	—	1,000	—	—	—	991
JNL/PIMCO Total Return Bond Fund Class A	—	4,300	184	—	2	4,160
JNL/PPM America Floating Rate Income Fund Class A	3,428	3,983	216	—	2	7,228
JNL/PPM America High Yield Bond Fund Class A	6,877	2,538	553	—	22	9,083
JNL/PPM America Total Return Bond Fund Class A	—	9,000	—	—	—	8,992
JNL/Red Rocks Listed Private Equity Fund Class A	35,563	7,941	9,690	—	1,893	33,481
JNL/S&P Competitive Advantage Fund Class A	—	9,360	6	—	—	9,715
JNL/S&P Dividend Income & Growth Fund Class A	—	9,360	5	—	—	9,587
JNL/Scout Unconstrained Bond Fund Class A	—	5,390	2	—	—	5,304
JNL/T. Rowe Price Value Fund Class A	—	19,980	5	—	—	20,192
JNL Disciplined Moderate Fund
Curian/DoubleLine Total Return Fund	53,845	22,711	916	—	35	78,705
JNL/Franklin Templeton Global Multisector Bond Fund Class A	70,787	9,482	1,402	—	237	79,811
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	21,597	1,326	23,303	—	2,674	—
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A	26,900	1,482	28,925	—	1,466	—
JNL/Mellon Capital 25 Fund Class A	11,158	914	98	—	32	12,278
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund Class A	22,153	724	22,981	—	6,241	—
JNL/Mellon Capital Emerging Markets Index Fund Class A	70,618	9,318	21,254	—	374	59,836
JNL/Mellon Capital International Index Class A	88,745	23,139	18,160	—	2,665	91,782
JNL/Mellon Capital Pacific Rim 30 Fund Class A	16,328	1,159	6,756	—	1,596	12,106
JNL/Mellon Capital S&P 400 Mid Cap Index Fund Class A	72,018	5,478	12,340	—	2,951	66,956
JNL/Mellon Capital S&P 500 Index Fund Class A	99,776	16,829	935	—	113	124,174
JNL/Mellon Capital Small Cap Index Fund Class A	55,976	8,198	13,679	—	4,140	48,318
JNL/Neuberger Berman Strategic Income Fund Class A	21,657	14,243	4,823	—	350	31,939
JNL/PIMCO Real Return Fund Class A	37,653	21,254	575	—	154	59,921
JNL/PIMCO Total Return Bond Fund Class A	64,766	7,235	42,125	—	710	31,388
JNL/PPM America Floating Rate Income Fund Class A	32,539	4,854	2,534	—	70	35,082
JNL/PPM America High Yield Bond Fund Class A	43,678	4,761	163	—	13	49,681
JNL/PPM America Total Return Bond Fund Class A	59,538	32,162	779	—	80	94,176
JNL/S&P Competitive Advantage Fund Class A	88,491	29,004	4,140	—	1,467	117,295
JNL/S&P Dividend Income & Growth Fund Class A	87,938	10,946	960	—	315	105,792
JNL/S&P International 5 Fund Class A	—	25,284	—	—	—	24,502
JNL/S&P Intrinsic Value Fund Class A	50,544	1,733	1,817	—	709	56,010
JNL/S&P Mid 3 Fund Class A	—	17,721	356	—	26	18,360
JNL/Scout Unconstrained Bond Fund Class A	—	41,205	283	—	4	40,224
JNL Disciplined Moderate Growth Fund
Curian/DoubleLine Total Return Fund	31,818	13,424	625	—	26	46,448
JNL/Franklin Templeton Global Multisector Bond Fund Class A	41,750	13,225	388	—	68	55,222
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	12,774	1,013	14,019	—	1,482	—
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A	15,901	1,256	17,478	—	831	—
JNL/Mellon Capital 25 Fund Class A	26,143	2,991	7,000	—	2,252	22,631
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund Class A	39,033	2,075	41,321	—	10,620	—
JNL/Mellon Capital Emerging Markets Index Fund Class A	141,228	20,897	32,347	—	510	132,331
JNL/Mellon Capital International Index Class A	156,891	87,579	52,406	—	8,445	187,774
JNL/Mellon Capital Pacific Rim 30 Fund Class A	25,709	2,564	8,064	—	1,687	22,328
JNL/Mellon Capital S&P 400 Mid Cap Index Fund Class A	124,279	12,678	34,963	—	8,431	104,691
JNL/Mellon Capital S&P 500 Index Fund Class A	116,788	18,214	439	—	61	144,874
JNL/Mellon Capital Small Cap Index Fund Class A	79,215	14,202	8,095	—	2,456	81,700

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
JNL Disciplined Moderate Growth Fund (continued)
JNL/Neuberger Berman Strategic Income Fund Class A	$12,782	$16,379	$14,073	$—	$584	$15,396
JNL/PIMCO Real Return Fund Class A	22,270	3,709	2,344	—	660	24,508
JNL/PIMCO Total Return Bond Fund Class A	38,320	5,673	29,448	—	506	15,443
JNL/PPM America Floating Rate Income Fund Class A	19,199	3,874	1,619	—	45	21,584
JNL/PPM America High Yield Bond Fund Class A	26,053	10,011	202	—	14	36,674
JNL/PPM America Total Return Bond Fund Class A	35,123	25,325	675	—	70	61,777
JNL/S&P Competitive Advantage Fund Class A	135,565	37,243	3,907	—	1,504	174,419
JNL/S&P Dividend Income & Growth Fund Class A	103,210	17,968	640	—	217	130,003
JNL/S&P International 5 Fund Class A	—	62,103	—	—	—	60,179
JNL/S&P Intrinsic Value Fund Class A	91,260	7,405	2,046	—	803	107,095
JNL/S&P Mid 3 Fund Class A	—	35,956	391	—	29	37,573
JNL/Scout Unconstrained Bond Fund Class A	—	31,854	397	—	6	30,930
JNL Disciplined Growth Fund
Curian/DoubleLine Total Return Fund	5,498	4,698	187	—	8	10,371
JNL/Franklin Templeton Global Multisector Bond Fund Class A	11,029	2,706	198	—	26	13,694
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	5,508	562	6,173	—	614	—
JNL/Mellon Capital 25 Fund Class A	13,830	2,541	3,150	—	1,040	13,520
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund Class A	22,182	1,872	24,195	—	5,625	—
JNL/Mellon Capital Emerging Markets Index Fund Class A	88,349	18,325	25,686	—	820	82,347
JNL/Mellon Capital International Index Class A	83,708	40,544	31,595	—	5,557	90,653
JNL/Mellon Capital Pacific Rim 30 Fund Class A	13,815	2,283	3,897	—	862	13,311
JNL/Mellon Capital S&P 400 Mid Cap Index Fund Class A	60,983	10,007	15,429	—	3,518	56,972
JNL/Mellon Capital S&P 500 Index Fund Class A	33,197	24,854	563	—	71	61,551
JNL/Mellon Capital Small Cap Index Fund Class A	39,069	10,081	3,825	—	1,091	43,336
JNL/Neuberger Berman Strategic Income Fund Class A	—	6,944	51	—	—	6,874
JNL/PIMCO Total Return Bond Fund Class A	8,259	1,604	10,057	—	90	—
JNL/PPM America Floating Rate Income Fund Class A	2,756	4,190	88	—	3	6,880
JNL/PPM America High Yield Bond Fund Class A	11,059	1,986	3,170	—	225	10,235
JNL/PPM America Total Return Bond Fund Class A	11,003	2,462	247	—	12	13,788
JNL/S&P Competitive Advantage Fund Class A	60,750	22,834	1,369	—	517	84,979
JNL/S&P Dividend Income & Growth Fund Class A	38,648	6,282	610	—	190	47,948
JNL/S&P International 5 Fund Class A	—	34,847	79	—	1	33,689
JNL/S&P Intrinsic Value Fund Class A	44,304	9,599	1,215	—	458	58,288
JNL/S&P Mid 3 Fund Class A	—	19,407	226	—	11	20,232
JNL/Scout Unconstrained Bond Fund Class A	—	7,106	81	—	1	6,908
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund Class A	522,259	50,832	7,914	—	815	565,631
JNL/Franklin Templeton Income Fund Class A	517,856	32,212	8,712	—	900	569,156
JNL/Franklin Templeton Mutual Shares Fund Class A	519,553	24,777	7,017	—	1,045	567,346
JNL/Mellon Capital 10 X 10 Fund
JNL/Mellon Capital Bond Index Fund Class A	38,647	5,370	3,055	—	210	42,492
JNL/Mellon Capital International Index Class A	39,595	4,257	1,376	—	500	41,604
JNL/Mellon Capital JNL 5 Fund Class A	197,052	9,257	6,021	—	3,076	209,875
JNL/Mellon Capital S&P 400 Mid Cap Index Fund Class A	39,465	2,501	1,601	—	939	41,500
JNL/Mellon Capital S&P 500 Index Fund Class A	39,424	1,374	1,681	—	902	42,268
JNL/Mellon Capital Small Cap Index Fund Class A	39,591	5,478	2,094	—	1,169	41,145
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund Class A	139,879	12,452	7,739	—	322	150,133
JNL/Mellon Capital International Index Class A	144,127	9,259	4,265	—	1,837	146,162
JNL/Mellon Capital S&P 400 Mid Cap Index Fund Class A	143,363	3,814	5,154	—	2,817	146,220
JNL/Mellon Capital S&P 500 Index Fund Class A	143,073	2,899	7,924	—	4,277	149,490
JNL/Mellon Capital Small Cap Index Fund Class A	143,912	13,436	6,022	—	2,955	144,835
JNL/MMRS Conservative Fund
JNL/Eagle SmallCap Equity Fund Class A	—	377	31	—	1	340
JNL/Franklin Templeton Mutual Shares Fund Class A	—	563	42	—	2	516
JNL/Goldman Sachs Core Plus Bond Fund Class A	—	1,618	147	—	2	1,476
JNL/Invesco International Growth Fund Class A	—	956	68	—	1	859
JNL/Invesco Small Cap Growth Fund Class A	—	555	45	—	3	512
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A	—	1,623	151	—	2	1,477
JNL/Mellon Capital 25 Fund Class A	—	569	45	—	2	517
JNL/Mellon Capital Bond Index Fund Class A	—	1,621	148	—	2	1,476
JNL/Mellon Capital Consumer Brands Sector Fund Class A	—	374	32	—	2	343
JNL/Mellon Capital Emerging Markets Index Fund Class A	—	966	70	—	4	860
JNL/Mellon Capital Healthcare Sector Fund Class A	—	540	49	—	6	514
JNL/Mellon Capital S&P 24 Fund Class A	—	559	46	—	2	515
JNL/Neuberger Berman Strategic Income Fund Class A	—	675	59	—	1	616
JNL/PIMCO Real Return Fund Class A	—	690	64	—	1	616
JNL/PIMCO Total Return Bond Fund Class A	—	1,361	124	—	1	1,235

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
JNL/MMRS Conservative Fund (continued)
JNL/S&P Competitive Advantage Fund Class A	$—	$550	$46	$—	$3	$515
JNL/S&P Dividend Income & Growth Fund Class A	—	559	46	—	1	516
JNL/S&P Intrinsic Value Fund Class A	—	544	44	—	4	518
JNL/T. Rowe Price Mid-Cap Growth Fund Class A	—	374	30	—	1	342
JNL/MMRS Growth Fund
JNL/Eagle SmallCap Equity Fund Class A	—	365	63	—	3	297
JNL/Franklin Templeton Mutual Shares Fund Class A	—	292	50	—	2	240
JNL/Goldman Sachs Core Plus Bond Fund Class A	—	133	56	—	1	78
JNL/Invesco International Growth Fund Class A	—	741	123	—	2	599
JNL/Invesco Small Cap Growth Fund Class A	—	360	64	—	4	298
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A	—	177	74	—	1	104
JNL/Mellon Capital 25 Fund Class A	—	438	74	—	3	360
JNL/Mellon Capital Bond Index Fund Class A	—	177	74	—	1	104
JNL/Mellon Capital Consumer Brands Sector Fund Class A	—	288	50	—	3	239
JNL/Mellon Capital Emerging Markets Index Fund Class A	—	749	126	—	6	599
JNL/Mellon Capital Healthcare Sector Fund Class A	—	417	79	—	9	358
JNL/Mellon Capital S&P 24 Fund Class A	—	288	50	—	2	239
JNL/Neuberger Berman Strategic Income Fund Class A	—	89	37	—	—	52
JNL/PIMCO Real Return Fund Class A	—	90	37	—	—	53
JNL/PIMCO Total Return Bond Fund Class A	—	133	56	—	—	78
JNL/S&P Competitive Advantage Fund Class A	—	494	86	—	6	419
JNL/S&P Dividend Income & Growth Fund Class A	—	576	101	—	4	479
JNL/S&P Intrinsic Value Fund Class A	—	494	90	—	9	421
JNL/T. Rowe Price Mid-Cap Growth Fund Class A	—	290	50	—	3	239
JNL/MMRS Moderate Fund
JNL/Eagle SmallCap Equity Fund Class A	—	1,002	59	—	3	921
JNL/Franklin Templeton Mutual Shares Fund Class A	—	750	43	—	2	699
JNL/Goldman Sachs Core Plus Bond Fund Class A	—	1,112	85	—	1	1,031
JNL/Invesco International Growth Fund Class A	—	2,558	146	—	2	2,326
JNL/Invesco Small Cap Growth Fund Class A	—	986	61	—	4	926
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A	—	1,272	97	—	1	1,179
JNL/Mellon Capital 25 Fund Class A	—	1,259	71	—	3	1,167
JNL/Mellon Capital Bond Index Fund Class A	—	1,272	96	—	1	1,178
JNL/Mellon Capital Consumer Brands Sector Fund Class A	—	739	42	—	3	697
JNL/Mellon Capital Emerging Markets Index Fund Class A	—	1,287	69	—	4	1,164
JNL/Mellon Capital Healthcare Sector Fund Class A	—	948	60	—	7	928
JNL/Mellon Capital S&P 24 Fund Class A	—	739	43	—	2	697
JNL/Neuberger Berman Strategic Income Fund Class A	—	638	49	—	1	589
JNL/PIMCO Real Return Fund Class A	—	648	49	—	—	588
JNL/PIMCO Total Return Bond Fund Class A	—	957	72	—	1	884
JNL/S&P Competitive Advantage Fund Class A	—	1,210	70	—	5	1,162
JNL/S&P Dividend Income & Growth Fund Class A	—	1,476	85	—	3	1,398
JNL/S&P Intrinsic Value Fund Class A	—	1,202	72	—	7	1,169
JNL/T. Rowe Price Mid-Cap Growth Fund Class A	—	746	44	—	2	696
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund Class A	772,678	318,529	38,229	—	22,735	1,084,098
JNL/S&P Dividend Income & Growth Fund Class A	772,677	268,177	29,924	—	18,103	1,086,877
JNL/S&P Intrinsic Value Fund Class A	772,677	241,302	23,840	—	15,636	1,090,380
JNL/S&P Total Yield Fund Class A	772,678	253,119	25,165	—	15,990	1,085,799
JNL/S&P Managed Conservative Fund
Curian/DoubleLine Total Return Fund	54,495	54,891	—	—	—	112,830
JNL/DFA U.S. Core Equity Fund Class A	39,593	26	4,015	—	1,650	37,517
JNL/Eagle SmallCap Equity Fund Class A	19,374	13	1,247	—	272	17,420
JNL/Franklin Templeton Global Multisector Bond Fund Class A	130,478	1,621	—	—	—	133,743
JNL/Franklin Templeton Small Cap Value Fund Class A	20,158	13	1,858	—	555	17,232
JNL/Goldman Sachs Core Plus Bond Fund Class A	50,828	43	669	—	29	52,374
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	48,808	367	56	—	4	49,465
JNL/Goldman Sachs Mid Cap Value Fund Class A	1,857	8,533	—	—	—	10,842
JNL/Invesco Global Real Estate Fund Class A	17,425	13	1,051	—	137	17,665
JNL/Invesco International Growth Fund Class A	18,954	13	1,399	—	242	17,753
JNL/Invesco Mid Cap Value Fund Class A	—	10,445	—	—	—	9,998
JNL/JPMorgan International Value Fund Class A	15,519	616	—	—	—	15,183
JNL/JPMorgan MidCap Growth Fund Class A	55,020	209	17,804	—	4,330	40,603
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A	188,812	119	15,623	—	876	180,051
JNL/Lazard Emerging Markets Fund Class A	17,659	53	830	—	49	17,221
JNL/PIMCO Real Return Fund Class A	68,212	53	1,757	—	463	69,267
JNL/PIMCO Total Return Bond Fund Class A	255,200	106	120,155	—	1,531	141,252
JNL/PPM America Floating Rate Income Fund Class A	76,537	26	25,412	—	2,305	51,744
JNL/PPM America High Yield Bond Fund Class A	90,937	24,745	—	—	—	118,656

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
JNL/S&P Managed Conservative Fund (continued)
JNL/PPM America Low Duration Bond Fund Class A	$87,838	$15,117	$1,552	$—	$12	$102,086
JNL/PPM America Total Return Bond Fund Class A	118,164	455	10,704	—	1,045	113,681
JNL/Scout Unconstrained Bond Fund Class A	—	64,368	—	—	—	63,455
JNL/T. Rowe Price Established Growth Fund Class A	59,777	2,463	—	—	—	64,851
JNL/T. Rowe Price Short-Term Bond Fund Class A	169,709	331	177	—	2	170,887
JNL/T. Rowe Price Value Fund Class A	66,303	40	16,948	—	5,887	54,042
JNL/WMC Value Fund Class A	44,984	13	28,781	—	7,279	17,615
JNL/S&P Managed Moderate Fund
Curian/DoubleLine Total Return Fund	116,254	103,715	—	—	—	227,232
JNL/BlackRock Commodity Securities Strategy Fund Class A	50,480	21	13,911	—	1,782	38,124
JNL/BlackRock Large Cap Select Growth Fund Class A	24,070	4,146	—	—	—	29,066
JNL/DFA U.S. Core Equity Fund Class A	37,401	11,917	—	—	—	51,431
JNL/Eagle SmallCap Equity Fund Class A	48,202	3,016	15,087	—	2,560	33,864
JNL/Franklin Templeton Global Multisector Bond Fund Class A	204,168	48,893	—	—	—	256,123
JNL/Franklin Templeton Small Cap Value Fund Class A	72,484	54	1,214	—	358	67,082
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	106,487	43	24,989	—	3,327	82,541
JNL/Goldman Sachs Mid Cap Value Fund Class A	116,074	64	17,645	—	4,121	106,065
JNL/Invesco Global Real Estate Fund Class A	53,323	21	15,405	—	1,657	41,714
JNL/Invesco International Growth Fund Class A	52,947	5,778	—	—	—	59,100
JNL/Invesco Mid Cap Value Fund Class A	—	21,272	—	—	—	20,356
JNL/Invesco Small Cap Growth Fund Class A	29,464	1,869	—	—	—	31,923
JNL/JPMorgan International Value Fund Class A	24,634	4,131	—	—	—	27,125
JNL/JPMorgan MidCap Growth Fund Class A	146,498	926	39,135	—	10,695	116,577
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A	152,548	17,262	213	—	1	175,467
JNL/Lazard Emerging Markets Fund Class A	88,151	43	15,181	—	302	74,265
JNL/Oppenheimer Global Growth Fund Class A	38,094	21	1,565	—	379	37,456
JNL/PIMCO Real Return Fund Class A	116,415	13,470	—	—	—	134,648
JNL/PIMCO Total Return Bond Fund Class A	373,684	128	139,515	—	444	243,976
JNL/PPM America Floating Rate Income Fund Class A	112,599	21	28,059	—	2,600	85,466
JNL/PPM America High Yield Bond Fund Class A	145,048	32,369	—	—	—	182,006
JNL/PPM America Low Duration Bond Fund Class A	126,443	4,418	—	—	—	131,873
JNL/PPM America Total Return Bond Fund Class A	176,079	243	11,133	—	1,115	173,881
JNL/Scout Unconstrained Bond Fund Class A	—	136,296	—	—	—	134,911
JNL/T. Rowe Price Established Growth Fund Class A	354,311	351	37,035	—	18,903	333,191
JNL/T. Rowe Price Short-Term Bond Fund Class A	251,930	2,701	3,217	—	45	252,945
JNL/T. Rowe Price Value Fund Class A	199,374	30,128	31,117	—	11,870	212,911
JNL/WMC Value Fund Class A	126,184	64	24,213	—	6,321	108,918
JNL/S&P Managed Moderate Growth Fund
Curian/DoubleLine Total Return Fund	96,144	65,388	—	—	—	167,095
JNL/BlackRock Commodity Securities Strategy Fund Class A	124,810	14	32,697	—	4,076	95,996
JNL/BlackRock Large Cap Select Growth Fund Class A	82,614	18,233	—	—	—	103,877
JNL/Eagle SmallCap Equity Fund Class A	157,234	6,598	90,886	—	18,915	68,807
JNL/Franklin Templeton Global Multisector Bond Fund Class A	325,712	18,391	—	—	—	348,380
JNL/Franklin Templeton Small Cap Value Fund Class A	148,677	42,272	22,393	—	6,457	157,871
JNL/Goldman Sachs Core Plus Bond Fund Class A	76,278	—	—	—	—	79,545
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	144,282	29	13,985	—	1,347	131,499
JNL/Goldman Sachs Mid Cap Value Fund Class A	185,696	43	2,533	—	342	196,581
JNL/Invesco Global Real Estate Fund Class A	134,912	29	5,536	—	735	139,267
JNL/Invesco International Growth Fund Class A	205,511	67,970	—	—	—	273,252
JNL/Invesco Large Cap Growth Fund Class A	198,118	29	57,982	—	12,259	145,464
JNL/Invesco Mid Cap Value Fund Class A	55,629	44,307	—	—	—	100,286
JNL/Invesco Small Cap Growth Fund Class A	93,021	10,605	1,113	—	330	104,438
JNL/JPMorgan International Value Fund Class A	75,033	14	2,826	—	190	67,874
JNL/JPMorgan MidCap Growth Fund Class A	245,354	43	52,467	—	17,818	208,853
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A	160,471	24,886	772	—	30	190,880
JNL/Lazard Emerging Markets Fund Class A	253,330	43	34,537	—	672	222,875
JNL/Morgan Stanley Mid Cap Growth Fund Class A	71,884	19,857	10,486	—	917	79,508
JNL/Oppenheimer Global Growth Fund Class A	109,575	19,577	—	—	—	131,735
JNL/PIMCO Real Return Fund Class A	94,581	26,850	631	—	138	124,854
JNL/PIMCO Total Return Bond Fund Class A	471,917	889	109,988	—	2,585	375,630
JNL/PPM America Floating Rate Income Fund Class A	50,590	—	—	—	—	50,962
JNL/PPM America High Yield Bond Fund Class A	241,256	70,917	—	—	—	320,155
JNL/PPM America Low Duration Bond Fund Class A	164,285	8,474	—	—	—	174,086
JNL/PPM America Mid Cap Value Fund Class A	21,556	—	—	—	—	22,494
JNL/PPM America Total Return Bond Fund Class A	156,891	30,423	8,438	—	885	186,411
JNL/Scout Unconstrained Bond Fund Class A	—	125,481	—	—	—	124,215
JNL/T. Rowe Price Established Growth Fund Class A	805,337	1,327	4,104	—	1,530	836,653
JNL/T. Rowe Price Short-Term Bond Fund Class A	275,398	6,849	6,552	—	8	277,383
JNL/T. Rowe Price Value Fund Class A	445,027	2,795	8,233	—	3,780	476,043

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules Investments (in thousands)

September 30, 2014

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
JNL/S&P Managed Moderate Growth Fund (continued)
JNL/WMC Value Fund Class A	$371,762	$86	$3,712	$—	$1,265	$391,810
JNL/S&P Managed Growth Fund
Curian/DoubleLine Total Return Fund	60,436	38,510	1,617	—	64	101,214
JNL/BlackRock Commodity Securities Strategy Fund Class A	120,194	5	44,777	—	3,350	79,827
JNL/BlackRock Large Cap Select Growth Fund Class A	193,573	41,131	—	—	—	241,802
JNL/Eagle SmallCap Equity Fund Class A	149,830	5	79,070	—	17,563	68,255
JNL/Franklin Templeton Global Multisector Bond Fund Class A	36,835	—	—	—	—	37,296
JNL/Franklin Templeton Small Cap Value Fund Class A	121,986	49,166	851	—	266	159,850
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	71,574	8,445	—	—	—	80,483
JNL/Goldman Sachs Mid Cap Value Fund Class A	158,320	11,954	19,692	—	6,332	161,230
JNL/Invesco Global Real Estate Fund Class A	94,235	10	3,313	—	1,022	97,771
JNL/Invesco International Growth Fund Class A	233,664	39,759	—	—	—	275,432
JNL/Invesco Large Cap Growth Fund Class A	193,535	20	4,652	—	1,485	199,361
JNL/Invesco Mid Cap Value Fund Class A	39,121	55,250	—	—	—	93,630
JNL/Invesco Small Cap Growth Fund Class A	58,894	15,230	684	—	197	74,692
JNL/JPMorgan International Value Fund Class A	78,770	—	—	—	—	74,059
JNL/JPMorgan MidCap Growth Fund Class A	197,731	11,898	20,068	—	5,915	200,389
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A	41,444	—	—	—	—	42,962
JNL/Lazard Emerging Markets Fund Class A	212,239	20	23,768	—	3,095	192,131
JNL/M&G Global Basics Fund Class A	72,604	—	72,604	—	5,419	—
JNL/Morgan Stanley Mid Cap Growth Fund Class A	50,914	20,909	10,372	—	908	60,220
JNL/Oppenheimer Global Growth Fund Class A	130,003	78,092	339	—	35	213,339
JNL/PIMCO Real Return Fund Class A	36,057	—	—	—	—	37,506
JNL/PIMCO Total Return Bond Fund Class A	206,821	16,215	61,223	—	1,472	167,726
JNL/PPM America High Yield Bond Fund Class A	117,335	27,606	—	—	—	148,653
JNL/PPM America Mid Cap Value Fund Class A	21,556	—	—	—	—	22,494
JNL/PPM America Total Return Bond Fund Class A	38,853	42,438	—	—	—	82,893
JNL/Scout Unconstrained Bond Fund Class A	—	79,542	—	—	—	78,709
JNL/T. Rowe Price Established Growth Fund Class A	647,582	1,300	8,022	—	2,958	667,917
JNL/T. Rowe Price Mid-Cap Growth Fund Class A	125,792	—	—	—	—	130,694
JNL/T. Rowe Price Short-Term Bond Fund Class A	186,659	8,586	2,232	—	15	194,168
JNL/T. Rowe Price Value Fund Class A	478,716	54	5,117	—	2,262	512,943
JNL/WMC Value Fund Class A	339,758	698	1,555	—	670	360,594
JNL/S&P Managed Aggressive Growth Fund
JNL/BlackRock Commodity Securities Strategy Fund Class A	29,378	4	11,014	—	656	19,368
JNL/BlackRock Large Cap Select Growth Fund Class A	79,440	19,620	4,046	—	227	97,949
JNL/Eagle SmallCap Equity Fund Class A	59,744	2,615	32,084	—	6,705	28,672
JNL/Franklin Templeton Small Cap Value Fund Class A	53,706	10,791	11,178	—	3,373	50,179
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	26,401	5,740	1,126	—	144	31,272
JNL/Goldman Sachs Mid Cap Value Fund Class A	82,367	12,607	23,508	—	9,464	76,553
JNL/Invesco Global Real Estate Fund Class A	31,481	85	1,734	—	214	32,122
JNL/Invesco International Growth Fund Class A	110,832	17,040	3,601	—	1,477	125,494
JNL/Invesco Large Cap Growth Fund Class A	78,249	2,999	2,747	—	912	82,851
JNL/Invesco Mid Cap Value Fund Class A	—	19,128	—	—	—	18,327
JNL/Invesco Small Cap Growth Fund Class A	27,208	5,664	1,691	—	160	31,745
JNL/JPMorgan International Value Fund Class A	7,258	—	—	—	—	6,824
JNL/JPMorgan MidCap Growth Fund Class A	82,740	25,481	25,961	—	7,893	86,553
JNL/Lazard Emerging Markets Fund Class A	88,283	16	19,189	—	2,594	71,385
JNL/M&G Global Basics Fund Class A	30,681	—	30,681	—	1,976	—
JNL/Morgan Stanley Mid Cap Growth Fund Class A	23,551	10,460	7,717	—	509	25,688
JNL/Oppenheimer Global Growth Fund Class A	59,302	37,688	3,086	—	1,706	96,421
JNL/PIMCO Total Return Bond Fund Class A	47,467	4	30,040	—	900	18,753
JNL/PPM America High Yield Bond Fund Class A	27,486	4,694	1,495	—	148	31,618
JNL/PPM America Total Return Bond Fund Class A	—	35,945	3,200	—	45	32,677
JNL/Scout Unconstrained Bond Fund Class A	—	16,975	3,334	—	34	13,438
JNL/T. Rowe Price Established Growth Fund Class A	221,752	33,631	5,413	—	1,736	260,740
JNL/T. Rowe Price Mid-Cap Growth Fund Class A	66,444	—	—	—	—	69,033
JNL/T. Rowe Price Short-Term Bond Fund Class A	26,859	6,627	1,882	—	13	31,773
JNL/T. Rowe Price Value Fund Class A	174,890	15,429	5,400	—	3,334	200,158
JNL/WMC Value Fund Class A	144,137	18,207	4,966	—	1,800	167,653

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules Investments (in thousands)

September 30, 2014

Income Tax Matters - As of September 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$1,179,329	$424,580	$(231)	$424,349
JNL/American Funds Global Bond Fund	552,324	879	(10,092)	(9,213)
JNL/American Funds Global Small Capitalization Fund	336,742	57,927	(3,011)	54,916
JNL/American Funds Growth-Income Fund	1,797,665	448,225	(1,554)	446,671
JNL/American Funds International Fund	611,999	252,557	(170,576)	81,981
JNL/American Funds New World Fund	780,252	16,857	(29,394)	(12,537)
JNL Institutional Alt 20 Fund	1,655,775	156,840	(11,275)	145,565
JNL Institutional Alt 35 Fund	2,223,800	214,194	(16,625)	197,569
JNL Institutional Alt 50 Fund	3,152,960	284,626	(25,119)	259,507
JNL Institutional Alt 65 Fund	627,999	54,664	(5,545)	49,119
JNL/American Funds Balanced Allocation Fund	667,991	47,386	(7,481)	39,905
JNL/American Funds Growth Allocation Fund	582,193	42,941	(8,293)	34,648
JNL Disciplined Moderate Fund	1,117,050	132,671	(11,385)	121,286
JNL Disciplined Moderate Growth Fund	1,349,126	175,429	(10,975)	164,454
JNL Disciplined Growth Fund	609,414	70,299	(4,137)	66,162
JNL/Franklin Templeton Founding Strategy Fund	1,381,145	322,393	(1,405)	320,988
JNL/Mellon Capital 10 x 10 Fund	328,606	90,885	(607)	90,278
JNL/Mellon Capital Index 5 Fund	592,918	145,695	(1,773)	143,922
JNL/MMRS Conservative Fund	13,824	75	(136)	(61)
JNL/MMRS Growth Fund	5,310	38	(92)	(54)
JNL/MMRS Moderate Fund	19,541	130	(272)	(142)
JNL/S&P 4 Fund	3,419,036	930,206	(2,088)	928,118
JNL/S&P Managed Conservative Fund	1,641,400	98,705	(42,672)	56,033
JNL/S&P Managed Moderate Fund	3,200,643	333,039	(63,445)	269,594
JNL/S&P Managed Moderate Growth Fund	5,587,596	863,773	(76,590)	787,183
JNL/S&P Managed Growth Fund	4,084,734	815,420	(41,914)	773,506
JNL/S&P Managed Aggressive Growth Fund	1,446,387	269,890	(9,031)	260,859

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2014

JNL/AllianceBernstein Dynamic Asset Allocation Fund (b)

	Shares/Par/Contracts †	Value
PURCHASED OPTIONS - 0.1%
S&P 500 Index Put Option, Strike Price 1,860, Expiration 11/22/14	6	$9
S&P 500 Index Put Option, Strike Price 1,880, Expiration 10/18/14	4	2
Total Purchased Options (cost $23)		11

INVESTMENT COMPANIES - 57.1%
iShares Core MSCI Emerging Markets ETF	20	1,024
iShares Core S&P 500 ETF	15	3,051
iShares International Developed Real Estate ETF	7	212
iShares MSCI EAFE ETF	—	7
iShares MSCI Emerging Markets ETF	1	21
SPDR S&P 500 ETF Trust	16	3,167
Vanguard FTSE Developed Markets ETF	61	2,428
Vanguard Mid-Cap ETF	9	1,062
Vanguard REIT ETF	3	214
Vanguard Small-Cap ETF	10	1,056
Total Investment Companies (cost $12,359)		12,242

SHORT TERM INVESTMENTS - 35.6%
Investment Companies - 35.6%
JNL Money Market Fund, 0.01% (a) (h)	7,599	7,599
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	46	46
Total Short Term Investments (cost $7,645)		7,645
Total Investments - 92.8% (cost $20,027)		19,898
Other Assets and Liabilities, Net - 7.2%		1,554
Total Net Assets - 100.0%		$21,452

JNL/AQR Managed Futures Strategy Fund (b)

SHORT TERM INVESTMENTS - 93.3%
Investment Companies - 46.0%
JNL Money Market Fund, 0.01% (a) (h)	62,277	$62,277
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	121,063	121,063
		183,340
Treasury Securities - 47.3%
U.S. Treasury Bill
0.02%, 10/09/14	$139,450	139,449
0.03%, 11/28/14	7,581	7,581
0.03%, 12/04/14	41,800	41,799
		188,829
Total Short Term Investments (cost $372,164)		372,169
Total Investments - 93.3% (cost $372,164)		372,169
Other Assets and Liabilities, Net - 6.7%		26,784
Total Net Assets - 100.0%		$398,953

JNL/BlackRock Commodity Securities Strategy Fund (b)

	Shares/Par †
COMMON STOCKS - 77.2%
ENERGY - 71.3%
Anadarko Petroleum Corp.	323	$32,744
Antero Resources Corp. (c) (e)	52	2,876
Apache Corp.	271	25,450
Baker Hughes Inc.	253	16,458
Cabot Oil & Gas Corp. - Class A	815	26,644
Cameron International Corp. (c)	368	24,403
Canadian Natural Resources Ltd.	565	21,943
Carrizo Oil & Gas Inc. (c)	152	8,204
Cenovus Energy Inc.	318	8,566
Chevron Corp.	318	37,885
Cimarex Energy Co.	114	14,441
CNOOC Ltd. - ADR (e)	31	5,299
ConocoPhillips	145	11,119
CONSOL Energy Inc.	152	5,761
Crew Energy Inc. (c)	586	5,171
Devon Energy Corp.	459	31,302
Dresser-Rand Group Inc. (c)	423	34,818
Dril-Quip Inc. (c)	175	15,655
EnCana Corp.	162	3,440
Ensco Plc - Class A (e)	115	4,751
EOG Resources Inc.	720	71,324
EQT Corp.	237	21,703
Exxon Mobil Corp.	529	49,747
FMC Technologies Inc. (c)	527	28,647
Halliburton Co.	575	37,109
Helmerich & Payne Inc.	231	22,638
Hess Corp.	259	24,402
Husky Energy Inc.	167	4,597
Kosmos Energy Ltd. (c)	418	4,160
Legacy Oil + Gas Inc. (c)	222	1,213
LinnCo LLC (e)	157	4,555
Marathon Oil Corp.	395	14,847
Marathon Petroleum Corp.	184	15,542
MEG Energy Corp. (c)	102	3,145
Murphy Oil Corp.	161	9,181
Murphy USA Inc. (c)	87	4,594
National Oilwell Varco Inc.	353	26,858
Newfield Exploration Co. (c)	160	5,926
Noble Corp plc	243	5,396
Noble Energy Inc.	376	25,709
Occidental Petroleum Corp.	360	34,595
Paramount Resources Ltd. - Class A (c)	51	2,906
Peabody Energy Corp. (e)	318	3,937
Phillips 66	137	11,141
Pioneer Natural Resources Co.	138	27,127
Range Resources Corp.	343	23,231
Rowan Cos. Plc - Class A	167	4,239
Saipem SpA (c)	193	4,092
Schlumberger Ltd.	363	36,915
Southwestern Energy Co. (c)	146	5,117
Suncor Energy Inc.	893	32,324
Surge Energy Inc. (e)	579	3,700
Talisman Energy Inc.	540	4,674
Technip SA - ADR	475	9,955
Total SA - ADR	233	15,010
Trican Well Service Ltd.	180	2,110
Uranium Energy Corp. (c) (p) (q)	366	457
VAALCO Energy Inc. (c)	463	3,936
Valero Energy Corp.	222	10,281
Weatherford International Plc (c)	273	5,676
Whiting Petroleum Corp. (c)	233	18,061

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Williams Cos. Inc.	98	5,436
		983,143
MATERIALS - 5.9%
BHP Billiton Ltd.	235	6,924
E.I. du Pont de Nemours & Co.	114	8,193
Eldorado Gold Corp.	1,033	6,963
First Quantum Minerals Ltd.	624	12,051
Franco-Nevada Corp.	162	7,928
Goldcorp Inc.	461	10,622
HudBay Minerals Inc.	338	2,885
Newcrest Mining Ltd. (c)	386	3,546
Newmont Mining Corp.	75	1,732
Praxair Inc.	47	6,000
Southern Copper Corp. (e)	358	10,608
Vale SA - ADR (e)	370	4,078
		81,530
Total Common Stocks (cost $881,933)		1,064,673

COMMODITY INDEXED STRUCTURED NOTES - 5.8%
Bank of America Corp., Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 10/15/15 (i)	$10,500	9,039
Bank of America Corp., Bloomberg Commodity Index Total Return commodity linked note, 0.24%, 07/27/15 (i)	16,000	10,055
JPMorgan Chase, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 01/06/15 (i)	10,500	9,321
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 08/03/15 (i)	12,000	8,029
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 08/07/15 (i)	12,000	8,385
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 05/14/18 (i)	6,000	5,275
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 05/16/18 (i)	30,000	24,638
UBS AG, Bloomberg Commodity Index Total Return commodity linked note, 0.24%, 09/28/15 (i)	6,000	4,938
Total Commodity Indexed Structured Notes (cost $103,000)		79,680

SHORT TERM INVESTMENTS - 19.5%
Investment Companies - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	31,731	31,731

Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	34,940	34,940

Treasury Securities - 14.7%
U.S. Treasury Bill
0.03%, 11/20/14	$58,400	58,400
0.06%, 12/18/14	23,000	22,999
0.05%, 01/08/15	52,600	52,597
0.03%, 03/05/15	69,000	68,991
		202,987
Total Short Term Investments (cost $269,645)		269,658
Total Investments - 102.5% (cost $1,254,578)		1,414,011
Other Assets and Liabilities, Net - (2.5%)		(34,644)
Total Net Assets - 100.0%		$1,379,367

JNL/BlackRock Global Allocation Fund (b)

COMMON STOCKS - 58.4%
CONSUMER DISCRETIONARY - 6.1%
Aisin Seiki Co. Ltd.	81	$2,920
Alpine Electronics Inc.	13	208
Autobacs Seven Co. Ltd. (e)	10	157
Bayerische Motoren Werke AG	32	3,394
BorgWarner Inc.	53	2,806
Bridgestone Corp.	214	7,068
Canon Marketing Japan Inc.	9	177
Charter Communications Inc. - Class A (c)	18	2,686
Cheng Shin Rubber Industry Co. Ltd.	604	1,332
Coach Inc.	235	8,362
Comcast Corp. - Class A	288	15,492
Daihatsu Motor Co. Ltd. (e)	31	487
Delphi Automotive Plc	40	2,429
Delta Topco Ltd. (f) (p) (q) (c)	2,155	1,395
Dena Co. Ltd. (e)	182	2,310
Denso Corp.	194	8,941
DISH Network Corp. - Class A (c)	49	3,147
Dongfeng Motor Group Co. Ltd. - Class H	481	789
Ford Motor Co.	584	8,634
Fuji Heavy Industries Ltd.	694	22,993
Futaba Industrial Co. Ltd.	103	597
Goodyear Tire & Rubber Co.	109	2,463
Guinness Peat Group Plc (c)	214	100
Honda Motor Co. Ltd.	244	8,361
Hyundai Motor Co.	20	3,628
Hyundai Wia Corp.	9	1,836
Isuzu Motors Ltd.	202	2,850
Johnson Controls Inc.	79	3,484
Kohl’s Corp.	10	597
Koito Manufacturing Co. Ltd.	22	598
Lear Corp.	9	799
Liberty Media Corp. - Class A (c)	94	4,436
Liberty Media Corp. - Class C (c)	204	9,575
Lululemon Athletica Inc. (c) (e)	55	2,324
LVMH Moet Hennessy Louis Vuitton SA	24	3,817
Macy’s Inc.	9	542
Magna International Inc.	16	1,499
Manchester United Plc - Class A (c)	88	1,451
Maruti Suzuki India Ltd.	41	2,029
Mattel Inc.	30	908
McDonald’s Corp.	84	7,964
MRV Engenharia e Participacoes SA	421	1,399
Namco Bandai Holdings Inc.	25	630
Nikon Corp. (e)	34	495
Nitori Co. Ltd.	37	2,311
NOS SGPS	254	1,526
Rinnai Corp.	32	2,680
RTL Group SA	17	1,432
Ryohin Keikaku Co. Ltd. (e)	17	1,979
Sanrio Co. Ltd. (e)	19	557
SeaWorld Entertainment Inc.	23	435
Sega Sammy Holdings Inc. (e)	100	1,607
Shimamura Co. Ltd.	4	322
Sony Corp.	97	1,735
Stanley Electric Co. Ltd.	13	286
Suzuki Motor Corp.	401	13,309
Time Warner Cable Inc.	5	713
Toyota Industries Corp.	173	8,345
Toyota Motor Corp.	102	5,972
TV Asahi Holdings Corp.	10	150
Viacom Inc. - Class B	7	503
Volkswagen AG	1	248
Wyndham Worldwide Corp.	8	676

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Yamada Denki Co. Ltd. (e)	1,314	3,834
Yamaha Corp.	34	441
Yamaha Motor Co. Ltd.	47	915
Yulon Motor Co. Ltd.	745	1,113
Zhongsheng Group Holdings Ltd.	1,000	1,071
		210,269
CONSUMER STAPLES - 3.5%
Ajinomoto Co. Inc.	107	1,779
Anheuser-Busch InBev NV	12	1,340
Archer-Daniels-Midland Co.	14	722
Beiersdorf AG	28	2,355
Chaoda Modern Agriculture Holdings Ltd. (c) (f)	604	18
Coca-Cola Co.	273	11,653
Colgate-Palmolive Co.	67	4,362
Constellation Brands Inc. - Class A (c)	8	708
Cosan Ltd. - Class A	260	2,800
CVS Caremark Corp.	33	2,625
Danone SA	27	1,806
Diageo Plc	29	845
Diageo Plc - ADR	38	4,335
Energizer Holdings Inc.	5	577
Fomento Economico Mexicano SAB de CV - ADR	15	1,418
Hypermarcas SA (c)	357	2,570
Kimberly-Clark Corp.	32	3,458
Kirin Holdings Co. Ltd.	143	1,895
Kroger Co.	14	739
L’Oreal SA	11	1,729
LG Household & Health Care Ltd.	3	1,267
Mondelez International Inc. - Class A	59	2,033
Nestle SA	230	16,873
Orion Corp.	—	113
Procter & Gamble Co.	309	25,869
Remy Cointreau SA (e)	31	2,260
SABMiller Plc	62	3,435
SLC Agricola SA	124	837
Suntory Beverage & Food Ltd.	63	2,238
The Fresh Market Inc. (c) (e)	94	3,272
Unilever NV - CVA	270	10,714
Unilever Plc	77	3,231
Walgreen Co.	31	1,835
		121,711
ENERGY - 5.1%
Anadarko Petroleum Corp.	58	5,873
Athabasca Oil Corp. (e) (c)	507	2,593
Cameco Corp. (e)	268	4,730
Canadian Natural Resources Ltd.	348	13,532
Chesapeake Energy Corp.	73	1,688
Chevron Corp.	45	5,414
Cimarex Energy Co.	26	3,272
CNOOC Ltd.	2,632	4,539
CONSOL Energy Inc.	70	2,637
Devon Energy Corp.	50	3,409
Diamondback Energy Inc. (c)	78	5,810
Eclipse Resources Corp. (c) (e)	155	2,568
EOG Resources Inc.	26	2,584
Helmerich & Payne Inc.	8	746
INPEX Corp.	605	8,556
John Wood Group Plc	137	1,681
KazMunaiGas Exploration Production JSC - GDR	124	2,168
Lundin Petroleum AB (c)	483	8,164
Marathon Oil Corp.	15	568
Marathon Petroleum Corp.	6	531
Murphy Oil Corp.	11	618
Oasis Petroleum Inc. (c)	4	155
Oceaneering International Inc.	114	7,446
Oil & Natural Gas Corp. Ltd.	520	3,435
Ophir Energy Plc (c)	1,246	4,630
Parsley Energy Inc. - Class A (c) (e)	115	2,459
Petroleo Brasileiro SA - Petrobras - ADR (e)	197	2,794
Phillips 66	189	15,406
Royal Dutch Shell Plc - ADR	148	11,235
SBM Offshore NV (c)	482	6,991
Schlumberger Ltd.	94	9,520
StatoilHydro ASA	292	7,951
Stone Energy Corp. (c)	91	2,849
Suncor Energy Inc.	12	442
Technip SA	70	5,873
Total SA (e)	49	3,162
Total SA - ADR (e)	114	7,340
Valero Energy Corp.	16	725
		174,094
FINANCIALS - 11.0%
ACE Ltd.	6	658
AIA Group Ltd.	558	2,882
Allianz SE	23	3,723
Allstate Corp.	36	2,227
American Capital Agency Corp.	44	938
American Express Co.	121	10,593
American International Group Inc. (o)	123	6,620
American Tower Corp.	35	3,276
Ameriprise Financial Inc.	6	679
AXA SA	201	4,955
Axis Bank Ltd.	106	645
Axis Capital Holdings Ltd.	11	532
Banco Bilbao Vizcaya Argentaria SA	370	4,455
Bank of America Corp.	1,202	20,501
Bank of New York Mellon Corp.	89	3,428
Bank of Nova Scotia	45	2,793
Bank of Yokohama Ltd.	97	533
BB&T Corp.	96	3,579
Berkshire Hathaway Inc. - Class B (c)	55	7,545
BNP Paribas	226	14,985
BR Malls Participacoes SA	336	2,645
Capital One Financial Corp.	75	6,102
CapitaLand Ltd.	2,947	7,382
China Bank Ltd.	82	570
China Overseas Land & Investment Ltd.	1,380	3,542
Chubb Corp.	5	436
Chuo Mitsui Trust Holdings Inc.	417	1,736
Citigroup Inc.	232	12,001
CNA Financial Corp.	14	542
Cyrela Brazil Realty SA	246	1,240
Daikyo Inc. (e)	160	299
Daito Trust Construction Co. Ltd.	22	2,625
Deutsche Annington Immobilien SE	160	4,631
Deutsche Bank AG	156	5,446
Deutsche Boerse AG	43	2,870
Discover Financial Services	122	7,828
Equity Residential	92	5,656
Fibra Uno Administracion SA de CV	1,702	5,600
Fifth Third Bancorp	118	2,359
Fukuoka Financial Group Inc.	340	1,622
Global Logistic Properties Ltd.	1,868	3,965
Goldman Sachs Group Inc.	40	7,357
HDFC Bank Ltd.	75	1,053
HSBC Holdings Plc	817	8,301
ICICI Bank Ltd.	28	656
ING Groep NV - CVA (c)	374	5,321
Intesa Sanpaolo SpA	1,665	5,027
JPMorgan Chase & Co.	318	19,128
Kotak Mahindra Bank Ltd.	44	723

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Legal & General Group Plc	461	1,706
Lincoln National Corp.	19	993
Link REIT	753	4,344
Lloyds Banking Group Plc (c)	5,023	6,249
Marsh & McLennan Cos. Inc.	74	3,851
MetLife Inc.	66	3,570
Mitsubishi UFJ Financial Group Inc.	1,467	8,268
MS&AD Insurance Group Holdings	213	4,653
National Australia Bank Ltd.	109	3,104
NKSJ Holdings Inc.	140	3,384
Nomura Real Estate Holdings Inc.	93	1,601
Ocwen Financial Corp. (c)	76	1,987
Prudential Financial Inc.	27	2,388
Regions Financial Corp.	422	4,238
Reinsurance Group of America Inc.	8	609
RHJ International (c)	26	127
RHJ International - ADR (c)	5	26
Shizuoka Bank Ltd.	56	577
Societe Generale	90	4,571
Sony Financial Holdings Inc.	191	3,088
St. Joe Co. (c) (e)	301	6,008
Sumitomo Mitsui Financial Group Inc.	208	8,459
Sun Hung Kai Properties Ltd.	683	9,691
Svenska Handelsbanken AB - Class A	104	4,850
TF Administradora Industrial S de RL de CV (c)	1,665	3,669
Tokio Marine Holdings Inc.	533	16,532
U.S. Bancorp	94	3,912
UBS AG	478	8,305
UniCredit SpA	268	2,104
Wells Fargo & Co.	477	24,723
Wharf Holdings Ltd.	837	5,945
XL Group Plc	79	2,621
Yes Bank Ltd.	77	697
		379,060
HEALTH CARE - 9.0%
AbbVie Inc. (o)	279	16,122
Actavis plc (c)	31	7,437
Aetna Inc.	67	5,445
Agilent Technologies Inc.	110	6,273
Al Noor Hospitals Group Plc	159	2,632
Alexion Pharmaceuticals Inc. (c)	25	4,115
Allergan Inc.	36	6,465
AmerisourceBergen Corp.	8	641
Amgen Inc.	6	877
Astellas Pharma Inc.	160	2,389
AstraZeneca Plc	83	5,933
AstraZeneca Plc - ADR	24	1,697
Bangkok Dusit Medical Services PCL	6,338	3,610
Becton Dickinson & Co.	5	537
Biogen Idec Inc. (c)	24	7,998
Bristol-Myers Squibb Co.	98	5,030
Bumrungrad Hospital PCL	385	1,564
Cardinal Health Inc.	48	3,579
CareFusion Corp. (c)	13	589
Castlight Health Inc. - Class B (c) (e)	36	460
Catalent Inc. (c)	130	3,244
Catamaran Corp. (c)	67	2,815
Celgene Corp. (c)	60	5,728
CR Bard Inc.	4	564
Cubist Pharmaceuticals Inc. (c)	46	3,027
Dainippon Sumitomo Pharma Co. Ltd. (e)	54	694
Envision Healthcare Holdings Inc. (c)	117	4,051
Fresenius SE	98	4,858
Getinge AB - Class B	115	2,882
Gilead Sciences Inc. (c)	39	4,099
HCA Holdings Inc. (c)	116	8,187
Healthscope Ltd. (c)	2,308	4,930
HealthSouth Corp.	64	2,368
Humana Inc.	51	6,696
IHH Healthcare Bhd	2,844	4,404
Kyowa Hakko Kirin Co. Ltd.	47	578
Life Healthcare Group Holdings Ltd.	473	1,865
McKesson Corp.	61	11,848
Medtronic Inc.	77	4,742
Mesoblast Ltd. (c) (e)	278	1,050
Mettler-Toledo International Inc. (c)	9	2,421
Mindray Medical International Ltd. - ADR (e)	81	2,454
Mylan Inc. (c)	28	1,264
NMC Health Plc	270	2,090
Novartis AG	108	10,157
Otsuka Holdings Co. Ltd.	79	2,737
PerkinElmer Inc.	62	2,721
Perrigo Co. Plc	21	3,130
Pfizer Inc.	492	14,555
Raffles Medical Group Ltd.	457	1,379
Regeneron Pharmaceuticals Inc. (c)	3	1,242
Roche Holding AG	72	21,310
Sanofi SA	124	14,040
Sanofi SA - ADR	41	2,338
Sawai Pharmaceutical Co. Ltd. (e)	9	518
Ship Healthcare Holdings Inc.	44	1,411
Shire Plc	74	6,379
Siloam International Hospitals Tbk PT (c)	1,690	2,084
Sino Biopharmaceutical	2,072	2,062
Sinopharm Group Co. Ltd. - Class H	636	2,324
Spire Healthcare Group Plc (c)	752	3,526
Team Health Holdings Inc. (c)	30	1,747
Tenet Healthcare Corp. (c)	53	3,123
Thermo Fisher Scientific Inc.	68	8,301
UnitedHealth Group Inc.	135	11,637
Universal Health Services Inc. - Class B	51	5,343
Veeva Systems Inc. - Class A (e) (c)	206	5,811
Vertex Pharmaceuticals Inc. (c)	40	4,507
Waters Corp. (c)	34	3,384
WellCare Health Plans Inc. (c)	33	2,000
WellPoint Inc.	6	745
Zimmer Holdings Inc.	23	2,310
		311,073
INDUSTRIALS - 8.8%
Airbus Group NV	186	11,713
Beijing Enterprises Holdings Ltd.	764	6,558
Boeing Co.	4	555
Canadian National Railway Co.	122	8,660
Cie de Saint-Gobain	124	5,672
Cintas Corp.	9	636
CNH Industrial NV	—	—
Colfax Corp. (c)	124	7,041
CSX Corp.	111	3,569
Cummins Inc.	19	2,465
Cummins India Ltd.	340	3,686
Daikin Industries Ltd.	60	3,710
Danaher Corp.	36	2,710
Dover Corp.	6	478
East Japan Railway Co.	118	8,816
Eaton Corp. Plc	96	6,101
Ei Towers SpA (c)	68	3,619
Fanuc Ltd.	13	2,351
Fastenal Co.	91	4,100
FedEx Corp.	32	5,172
General Dynamics Corp.	6	808
GS Yuasa Corp. (e)	119	693
Haitian International Holdings Ltd.	738	1,677
IHI Corp.	469	2,431
Japan Airlines Co. Ltd.	242	6,622

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JB Hunt Transport Services Inc.	44	3,231
JGC Corp.	198	5,410
Kamigumi Co. Ltd.	18	170
Keppel Corp. Ltd.	753	6,194
Kinden Corp.	18	185
Komatsu Ltd.	76	1,750
Koninklijke Philips Electronics NV	56	1,779
Kubota Corp.	127	2,009
L-3 Communications Holdings Inc.	6	695
Mabuchi Motor Co. Ltd.	5	401
Maeda Road Construction Co. Ltd.	10	155
Mitsubishi Corp.	336	6,890
Mitsubishi Electric Corp.	412	5,492
Mitsubishi Heavy Industries Ltd.	573	3,689
Mitsui & Co. Ltd.	1,107	17,462
Nabtesco Corp. (e)	25	589
Nippon Express Co. Ltd.	110	461
Northrop Grumman Systems Corp.	7	882
Novorossiysk Commercial Sea Port PJSC - GDR	72	206
Okumura Corp.	380	2,220
PACCAR Inc.	51	2,924
Parker Hannifin Corp.	5	556
Pitney Bowes Inc.	22	542
Precision Castparts Corp.	34	7,957
Qualicorp SA (c)	191	1,889
Raytheon Co.	8	847
Rockwell Automation Inc.	78	8,534
Safran SA	273	17,695
Samsung Heavy Industries Co. Ltd.	59	1,403
Schneider Electric SA	9	691
Schneider Electric SA	69	5,298
Seino Holdings Corp.	28	224
Siemens AG	167	19,895
SMC Corp.	5	1,268
Sohgo Security Services Co. Ltd. (e)	13	308
Stanley Black & Decker Inc.	64	5,718
Sumitomo Corp.	300	3,312
Sumitomo Electric Industries Ltd.	180	2,663
THK Co. Ltd.	14	349
Toda Corp. (e)	485	2,438
Ubisoft Entertainment SA (c)	171	2,800
Union Pacific Corp.	136	14,695
United Continental Holdings Inc. (c)	290	13,576
United Parcel Service Inc. - Class B	161	15,834
United Technologies Corp.	120	12,648
		303,777
INFORMATION TECHNOLOGY - 6.4%
Accenture Plc - Class A	7	600
Activision Blizzard Inc.	387	8,056
Adobe Systems Inc. (c)	10	691
Alibaba Group Holding Ltd. - ADR (c)	71	6,310
Alliance Data Systems Corp. (c)	2	581
Amdocs Ltd.	13	617
Apple Inc.	7	692
Atos Origin SA	76	5,517
Avnet Inc.	13	560
Check Point Software Technologies Ltd. (c) (e)	9	624
Cisco Systems Inc.	459	11,542
Computer Sciences Corp.	13	784
eBay Inc. (c)	229	12,991
Electronic Arts Inc. (c)	144	5,112
Fidelity National Information Services Inc.	13	741
Google Inc. - Class A (c)	21	12,627
Google Inc. - Class C (c)	28	16,271
Gree Inc. (e)	223	1,521
GungHo Online Entertainment Inc. (e)	237	1,126
Harris Corp.	8	546
Hitachi High-Technologies Corp.	14	414
Hitachi Ltd.	1,030	7,867
Hoya Corp.	147	4,933
Informatica Corp. (c)	50	1,704
Intuit Inc.	8	669
Keyence Corp.	2	868
KLA-Tencor Corp.	7	559
Kyocera Corp.	64	3,003
MasterCard Inc. - Class A	239	17,663
Microsoft Corp.	14	672
Motorola Solutions Inc.	9	557
Murata Manufacturing Co. Ltd.	29	3,251
NEC Corp.	935	3,232
Nexon Co. Ltd.	73	602
Nintendo Co. Ltd.	45	4,924
Omron Corp.	27	1,236
Oracle Corp.	392	14,987
Rohm Co. Ltd.	80	5,050
Samsung Electronics Co. Ltd.	4	4,435
Samsung SDI Co.	7	792
Seagate Technology	11	629
Sina Corp. (c) (e)	126	5,198
TE Connectivity Ltd.	12	683
Trend Micro Inc. (e)	17	559
Twitter Inc. (c) (p)	382	19,714
Visa Inc. - Class A	95	20,361
VMware Inc. - Class A (c)	19	1,792
Western Digital Corp.	11	1,050
Worldline SA (c)	206	4,163
		219,076
MATERIALS - 4.7%
Agrium Inc. (e)	35	3,155
Akzo Nobel NV	69	4,712
Antofagasta Plc	728	8,474
Arkema SA	67	4,469
Asahi Kasei Corp. (e)	400	3,254
Barrick Gold Corp.	284	4,162
BHP Billiton Plc	201	5,569
CF Industries Holdings Inc.	2	659
Constellium NV - Class A (c)	182	4,484
Crown Holdings Inc. (c)	73	3,262
Ecolab Inc.	16	1,809
Eldorado Gold Corp.	490	3,300
First Quantum Minerals Ltd.	535	10,325
FMC Corp.	79	4,541
Freeport-McMoRan Copper & Gold Inc.	443	14,461
Goldcorp Inc.	373	8,601
Hitachi Chemical Co. Ltd.	139	2,476
International Flavors & Fragrances Inc.	17	1,595
International Paper Co.	14	645
JSR Corp.	223	3,888
Koninklijke Philips NV	63	3,880
Kuraray Co. Ltd.	230	2,696
Linde AG	22	4,149
Nitto Denko Corp.	101	5,525
Platinum Group Metals Ltd. (e) (c)	1,292	1,142
Polyus Gold International Ltd. (c)	153	476
PPG Industries Inc.	5	902
Rio Tinto Plc	304	14,906
Sealed Air Corp.	90	3,135
Shin-Etsu Chemical Co. Ltd.	131	8,609
Silver Wheaton Corp.	120	2,395
Southern Copper Corp.	243	7,206
Syngenta AG	34	10,782
Teck Resources Ltd. - Class B (e)	116	2,196

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Ube Industries Ltd.	867	1,382
		163,222
TELECOMMUNICATION SERVICES - 1.7%
America Movil SAB de CV - ADR - Class L	77	1,933
AT&T Inc.	49	1,741
Axiata Group Bhd	1,772	3,782
BT Group Plc	675	4,140
Crown Castle International Corp.	26	2,128
Deutsche Telekom AG	231	3,497
Far EasTone Telecommunications Co. Ltd.	620	1,189
KDDI Corp.	104	6,250
Nippon Telegraph & Telephone Corp.	50	3,082
Oi SA - ADR (e)	1,104	773
Orange SA	45	673
Singapore Telecommunications Ltd.	1,490	4,437
Swisscom AG	2	1,234
Taiwan Mobile Co. Ltd.	399	1,211
TDC A/S	171	1,297
Telecom Italia SpA (c)	1,126	1,288
Telekom Malaysia Bhd	828	1,666
Verizon Communications Inc.	278	13,912
Vodafone Group Plc	520	1,713
Vodafone Group Plc - ADR	68	2,239
		58,185
UTILITIES - 2.1%
AES Corp.	252	3,570
American Electric Power Co. Inc.	83	4,347
American Water Works Co. Inc.	64	3,064
Calpine Corp. (c)	238	5,170
CenterPoint Energy Inc.	104	2,556
Chubu Electric Power Co. Inc. (c)	100	1,146
Dominion Resources Inc.	98	6,742
DTE Energy Co.	15	1,133
Enel SpA	705	3,728
Gas Natural SDG SA	52	1,524
GDF Suez	187	4,696
National Grid Plc	321	4,612
NextEra Energy Inc.	62	5,847
NextEra Energy Partners LP (c)	23	809
NRG Energy Inc.	88	2,685
NRG Yield Inc. - Class A	10	462
PPL Corp.	131	4,306
RWE AG	35	1,365
Sempra Energy	52	5,433
Snam Rete Gas SpA	325	1,795
Terna Rete Elettrica Nazionale SpA	189	947
Tokyo Gas Co. Ltd.	1,023	5,748
		71,685
Total Common Stocks (cost $1,855,928)		2,012,152

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	118	3,190
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	147	3,902
RBS Capital Funding Trust V, 5.90%, (callable at 25 beginning 11/10/14) (e) (m)	97	2,294
RBS Capital Funding Trust VII - Series G, 6.08%, (callable at 25 beginning 11/10/14) (e) (m)	123	2,937
Total Trust Preferreds (cost $11,903)		12,323

PREFERRED STOCKS - 2.4%
CONSUMER DISCRETIONARY - 0.3%
Grupo Televisa SAB	284	1,929
Volkswagen AG	40	8,323
		10,252
CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	49	2,158

FINANCIALS - 0.7%
American Tower Corp., 5.25% (v)	13	1,452
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (e) (m)	208	1,916
Forestar Group Inc., 6.00%	70	1,648
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m) (v)	49	2,800
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (e) (m)	70	1,871
Itau Unibanco Holding SA	355	4,952
Royal Bank of Scotland Group Plc - ADR, 6.40%, (callable at 25 beginning 11/10/14), Series M (m)	53	1,302
Royal Bank of Scotland Group Plc - ADR, 6.75%, (callable at 25 beginning 11/10/14), Series Q (m)	45	1,131
Royal Bank of Scotland Group Plc - ADR, 7.25%, (callable at 25 beginning 11/10/14), Series T (e) (m)	67	1,684
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (m)	33	896
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (e) (m)	63	1,814
Wells Fargo & Co. (m) (v)	1	1,462
		22,928
INDUSTRIALS - 0.1%
Stanley Black & Decker Inc., 6.25% (e)	10	1,086
United Technologies Corp., 7.50% (e)	25	1,455
		2,541
INFORMATION TECHNOLOGY - 1.0%
Dropbox Inc. (f) (p) (q)	408	6,905
Lookout, Inc. (f) (p) (q)	152	1,740
Mobileye NV (f) (p) (q)	277	14,077
Palantir Technologies Inc. (f) (p) (q)	512	3,075
Samsung Electronics Co. Ltd.	7	5,558
Uber Technologies Inc. (f) (p) (q)	76	4,702
		36,057
MATERIALS - 0.0%
Cliffs Natural Resources Inc., 7.00%, Class A (e)	65	725

TELECOMMUNICATION SERVICES - 0.1%
Crown Castle International Corp., 4.50% (v)	31	3,258
Telecom Italia SpA	162	143
		3,401
UTILITIES - 0.1%
Dominion Resources Inc., 6.38%, Class A	35	1,722
NextEra Energy Inc., 5.60%	49	3,052
		4,774
Total Preferred Stocks (cost $71,610)		82,836

See accompanying Notes to Schedules of Investments.

	Shares/Par/Contracts †	Value
RIGHTS - 0.0%
Banco Bilbao Vizcaya (c)	370	37
Total Rights (cost $37)		37

WARRANTS - 0.0%
Sun Hung Kai Properties Ltd. (c)	52	86
TFS Corp. Ltd. (c) (f) (p)	370	314
TFS Corp. Ltd. (c) (f)	105	89
Total Warrants (cost $0)		489

PURCHASED OPTIONS - 1.1%
AbbVie Call Option, Strike Price 55, Expiration 06/19/15, BBP	164	1,008
ACE Ltd. Call Option, Strike Price 95, Expiration 01/16/15, GSI	137	1,510
Aetna, Inc. Call Option, Strike Price 80, Expiration 06/19/15, BBP	134	882
Anadarko Petroleum Corp. Call Option, Strike Price 115, Expiration 05/15/15, BBP	56	258
Anadarko Petroleum Corp. Call Option, Strike Price 115, Expiration 05/15/15, CIT	92	425
Anadarko Petroleum Corp. Call Option, Strike Price 115, Expiration 05/15/15, DUB	152	699
Anadarko Petroleum Corp. Call Option, Strike Price 115, Expiration 05/15/15, MSC	30	137
Apache Corporation Call Option, Strike Price 110, Expiration 01/16/15, CIT	48	31
Bank of America Corp. Call Option, Strike Price 20, Expiration 01/15/16, GSI	264	243
Call Swaption, 3-Month LIBOR versus 1.41% fixed, Expiration 02/20/15, DUB	164,863	147
Call Swaption, 3-Month LIBOR versus 1.42% fixed, Expiration 02/12/15, DUB	164,394	159
Call Swaption, 3-Month LIBOR versus 1.45% fixed, Expiration 03/13/15, BOA	164,394	169
Call Swaption, 3-Month LIBOR versus 1.50% fixed, Expiration 04/04/15, DUB	164,469	188
Call Swaption, 3-Month LIBOR versus 1.62% fixed, Expiration 03/12/15, DUB	166,632	290
Call Swaption, 3-Month LIBOR versus 1.75% fixed, Expiration 11/14/14, GSI	266,722	177
Call Swaption, 3-Month LIBOR versus 1.89% fixed, Expiration 12/15/14, DUB	233,290	586
Call Swaption, 3-Month LIBOR versus 1.93% fixed, Expiration 01/15/15, GSI	49,607	172
Call Swaption, 3-Month LIBOR versus 2.00% fixed, Expiration 02/17/15, DUB	68,655	338
CBOE Volatility Index Call Option, Strike Price 15, Expiration 10/22/14, CSI	99	197
Citigroup Inc. Call Option, Strike Price 70, Expiration 01/15/16, GSI	182	194
Coach Inc. Call Option, Strike Price 60, Expiration 02/20/15, BOA	57	1
Cobalt International Energy, Inc. Call Option, Strike Price 15, Expiration 01/15/16, DUB	203	366
Cobalt International Energy, Inc. Call Option, Strike Price 15, Expiration 01/15/16, MSC	142	256
Coca-Cola Co. Call Option, Strike Price 45, Expiration 01/16/15, DUB	553	277
Coca-Cola Co. Call Option, Strike Price 45, Expiration 01/17/15	1	52
Delphi Automotive Plc Call Option, Strike Price 72.50, Expiration 01/16/15, MSC	9	2
Devon Energy Corp. Call Option, Strike Price 75, Expiration 04/17/15, BBP	66	130
Devon Energy Corp. Call Option, Strike Price 75, Expiration 04/17/15, CIT	66	130
Electronic Arts Inc. Call Option, Strike Price 37, Expiration 01/16/15, CIT	126	231
EOG Resources Inc. Call Option, Strike Price 120, Expiration 10/17/14, CSI	89	10
EQT Corp. Call Option, Strike Price 100, Expiration 03/20/15, CIT	41	128
EQT Corp. Call Option, Strike Price 100, Expiration 03/20/15, DUB	52	161
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,293.01, Expiration 12/16/16, GSI	5	1,408
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,325.00, Expiration 12/18/15, JPM	2	442
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,426.55, Expiration 09/21/18, DUB	1	278
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,450.00, Expiration 03/17/17, MSC	2	516
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500.00, Expiration 03/16/18, GSI	2	476
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500.00, Expiration 06/16/17, CIT	2	414
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500.00, Expiration 12/15/17, BBP	2	607
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600.00, Expiration 06/15/18, UBS	1	190
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600.00, Expiration 09/15/17, BOA	2	399
Euro Stoxx 50 Price Index Put Option, Strike Price EUR 3,174.78, Expiration 10/17/14, CSI	4	160
Google Call Option, Strike Price 600, Expiration 01/16/15, DUB	6	117
Hewlett-Packard Co. Call Option, Strike Price 38.5, Expiration 11/21/14, MSC	16	5
Humana Inc. Call Option, Strike Price 125, Expiration 06/19/15, GSI	81	1,200
Ibovespa Index Put Option, Strike Price 55,443.54, Expiration 02/18/15, MSC	—	363
Ibovespa Index Put Option, Strike Price 55,853.04, Expiration 02/18/15, JPM	—	390
Japanese Yen versus USD Call Option, Strike Price 106.50, Expiration 09/14/15, JPM	16,397	782
Japanese Yen versus USD Call Option, Strike Price 106.72, Expiration 09/15/15, MSC	16,396	761
Johnson & Johnson Call Option, Strike Price 105, Expiration 02/20/15, DUB	337	1,486
JPMorgan Chase & Co. Call Option, Strike Price 75, Expiration 01/15/16, GSI	165	153
Marathon Petroleum Corp. Call Option, Strike Price 100, Expiration 04/17/15, GSI	82	155
Marathon Petroleum Corp. Call Option, Strike Price 90, Expiration 04/17/15, CIT	82	345
Marathon Petroleum Corp. Call Option, Strike Price 90, Expiration 04/17/15, DUB	82	345
Marathon Petroleum Corp. Call Option, Strike Price 90, Expiration 04/17/15, MSC	33	138
Merck & Co. Inc. Call Option, Strike Price 55, Expiration 01/16/15, DUB	263	1,394

See accompanying Notes to Schedules of Investments.

	Shares/Par/Contracts †	Value
Merck & Co. Inc. Call Option, Strike Price 55, Expiration 01/17/15	1	381
MetLife Inc. Call Option, Strike Price 50, Expiration 01/16/15, GSI	256	1,204
MetLife Inc. Call Option, Strike Price 50, Expiration 01/17/15	—	193
MSCI Emerging Markets Index Put Option, Strike Price 1,042, Expiration 12/19/14, BOA	8	421
Mylan Laboratories Inc. Call Option, Strike Price 47, Expiration 01/16/15, BOA	81	183
Mylan Laboratories Inc. Call Option, Strike Price 47, Expiration 01/16/15, DUB	81	183
Mylan Laboratories Inc. Call Option, Strike Price 55, Expiration 01/16/15, GSI	81	27
Nikkei 225 Index Call Option, Strike Price JPY 16,500, Expiration 03/13/15, CIT	66	351
Nikkei 225 Index Call Option, Strike Price JPY 16,500, Expiration 03/13/15, CIT	66	388
Oracle Corp. Call Option, Strike Price 42, Expiration 01/16/15, DUB	277	111
Oracle Corp. Call Option, Strike Price 42, Expiration 01/17/15	1	23
Pfizer Inc. Call Option, Strike Price 32.50, Expiration 01/16/2015, CIT	302	60
Philips 66 Call Option, Strike Price 90, Expiration 01/16/15, CIT	66	72
Philips 66 Call Option, Strike Price 90, Expiration 01/16/15, DUB	33	36
Philips 66 Call Option, Strike Price 90, Expiration 01/16/15, UBS	33	36
Prudential Financial Inc. Call Option, Strike Price 82.50, Expiration 01/17/15	—	138
Prudential Financial Inc. Call Option, Strike Price 87.50, Expiration 01/16/15, CIT	196	842
Prudential Financial Inc. Call Option, Strike Price 87.50, Expiration 01/17/15	—	46
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.07% fixed, Expiration 04/04/18, DUB	489,328	29
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.25% fixed, Expiration 07/29/16, DUB	865,360	66
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.35% fixed, Expiration 01/25/16, GSI	1,283,894	31
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.35% fixed, Expiration 01/25/16, GSI	609,700	14
Russell 2000 Index Put Option, Strike Price 1,100, Expiration 11/21/14, BOA	14	492
Russell 2000 Index Put Option, Strike Price 1,109.21, Expiration 10/17/14, CSI	15	332
Russell 2000 Index Put Option, Strike Price 1,115, Expiration 11/21/14, JPM	15	601
Russell 2000 Index Put Option, Strike Price 1,135, Expiration 11/21/14, BNP	16	801
S&P 500 Index Put Option, Strike Price 1,950, Expiration 10/17/14, UBS	6	97
S&P 500 Index Put Option, Strike Price 1,965, Expiration 11/21/14, MSC	7	298
S&P 500 Index Put Option, Strike Price 1,970, Expiration 10/17/14, MSC	12	251
S&P 500 Index Put Option, Strike Price 1,975, Expiration 10/17/14, GSI	9	192
Siemens AG Call Option, Strike Price 150, Expiration 01/16/15, DUB	80	123
SPDR Gold Shares Trust Call Option, Strike Price 130, Expiration 12/20/14	2	53
SPDR Gold Shares Trust Call Option, Strike Price 130.56, Expiration 12/31/14, JPM	45	19
SPDR Gold Shares Trust Call Option, Strike Price 133.44, Expiration 03/20/15, JPM	40	34
SPDR Gold Shares Trust Call Option, Strike Price 135, Expiration 06/19/15	1	87
Stoxx Europe 600 Index Call Option, Strike Price EUR 347.97, Expiration 12/16/16, CSI	16	190
Stoxx Europe 600 Index Call Option, Strike Price EUR 348.12, Expiration 09/16/16, JPM	19	213
Stoxx Europe 600 Index Call Option, Strike Price EUR 355.61, Expiration 03/18/17, CSI	18	179
Stoxx Europe 600 Index Call Option, Strike Price EUR 372.06, Expiration 09/15/17, JPM	14	78
Tesoro Corp. Call Option, Strike Price 65, Expiration 05/15/2015, GSI	66	290
The Goldman Sachs Group, Inc. Call Option, Strike Price 220, Expiration 01/15/16, DUB	25	86
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,240.60, Expiration 12/12/14, UBS	770	682
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,288.50, Expiration 06/12/15, GSI	1,169	872
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,314.84, Expiration 12/11/15, BOA	1,106	832
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,325, Expiration 12/11/15, CIT	1,160	817
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,344.04, Expiration 09/11/15, BOA	656	378
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,346.15, Expiration 06/12/15, MSC	625	295
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,350, Expiration 03/13/15, MSC	955	392
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,357.29, Expiration 09/11/15, BNP	526	273
Transocean Ltd. Put Option, Strike Price 35, Expiration 02/20/15, CIT	134	655
Transocean Ltd. Put Option, Strike Price 36, Expiration 01/16/15, DUB	52	258
Transocean Ltd. Put Option, Strike Price 37, Expiration 01/16/15, GSI	157	925
Transocean Ltd. Put Option, Strike Price 38, Expiration 01/16/15, BOA	94	682
Visa Inc. Call Option, Strike Price 220, Expiration 01/16/15, DUB	43	231
Wells Fargo & Co. Call Option, Strike Price 60, Expiration 01/15/16, GSI	83	97
Total Purchased Options (cost $43,889)		38,718

INVESTMENT COMPANIES - 0.9%
ETFS Gold Trust (c)	16	1,854
ETFS Physical Palladium Trust (c)	24	1,791
ETFS Platinum Trust (c)	20	2,540
iShares Gold Trust Fund (a) (c)	610	7,133
SPDR Gold Trust (c)	137	15,937
Total Investment Companies (cost $35,790)		29,255

CORPORATE BONDS AND NOTES - 8.0%
CONSUMER DISCRETIONARY - 0.9%
Best Buy Co. Inc., 5.00%, 08/01/18	$1,754	1,807

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Cablevision Systems Corp., 5.88%, 09/15/22 (e)	1,003	970
Charter Communications Term Loan, 4.25%, 08/12/21 (i)	2,105	2,097
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	1,807	1,807
Deutsche Rastatten Grupp GmbH Term Loan, 3.33%, 12/10/18 (i), EUR	1,304	1,645
Deutsche Rastatten Grupp IV GmbH Term Loan, 3.58%, 12/10/19 (i), EUR	526	664
General Motors Financial Co. Inc., 3.50%, 07/10/19	2,777	2,799
Hilton Worldwide Inc. Term Loan B, 3.50%, 04/22/22 (i)	8,177	8,040
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,000	1,040
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (e) (r)	800	808
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/05/21 (i)	4,963	4,867
Volkswagen International Finance NV, 5.50%, 11/09/15 (r) (v), EUR	3,700	4,819
		31,363
CONSUMER STAPLES - 0.2%
Anheuser-Busch InBev Worldwide Inc., 1.38%, 07/15/17	1,129	1,128
BAT International Finance Plc, 2.13%, 06/07/17 (r)	1,725	1,753
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f) (p) (q) (v), SGD	400	3
China Milk Products Group Ltd., 0.00%, 01/05/12 (c) (d) (f) (p) (q) (v)	100	1
Olam International Ltd., 6.00%, 10/15/16 (p) (v)	2,400	2,574
REI Agro Ltd.
5.50%, 11/13/14 (d) (p) (q) (v)	628	351
5.50%, 11/13/14 (d) (p) (q) (v)	185	103
		5,913
ENERGY - 0.9%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (r)	801	340
Chesapeake Energy Corp., 3.48%, 04/15/19 (i)	1,174	1,174
Cobalt International Energy Inc.
2.63%, 12/01/19 (v)	3,992	3,306
3.13%, 05/15/24 (e) (v)	4,991	4,461
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21 (i)	1,592	1,524
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/10/23 (i)	1,760	1,762
Ocean Rig UDW Inc. Term Loan, 5.50%, 07/18/21 (i)	2,150	2,080
Petrobras Global Finance BV, 2.37%, 01/15/19 (i)	4,949	4,947
Petrobras International Finance Co., 5.38%, 01/27/21	1,024	1,034
Reliance Holdings USA Inc.
4.50%, 10/19/20 (r)	1,025	1,073
5.40%, 02/14/22 (r)	500	546
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (e)	1,191	1,203
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21 (i)	5,809	5,518
YPF SA
8.88%, 12/19/18 (e) (r)	2,007	2,067
8.75%, 04/04/24 (r)	1,329	1,356
		32,391
FINANCIALS - 3.6%
Ally Financial Inc.
2.75%, 01/30/17	2,555	2,504
3.50%, 01/27/19 (e)	1,906	1,854
American Tower Corp., 3.40%, 02/15/19	719	735
AP One Channel Center Owner LP Term Loan, 6.40%, 07/19/19 (f) (p) (q) (i)	1,310	1,310
Banco Del Estado De Chile, 2.03%, 04/02/15	1,350	1,360
Banco Santander Chile, 2.11%, 06/07/18 (i) (r)	2,250	2,286
Bank of America Corp.
2.00%, 01/11/18	2,499	2,488
1.30%, 03/22/18 (i)	1,376	1,401
2.60%, 01/15/19	1,733	1,730
BNP Paribas SA, 2.40%, 12/12/18	5,104	5,119
Capital One Bank USA NA, 2.15%, 11/21/18	1,870	1,864
CapitaLand Ltd.
2.10%, 11/15/16 (p) (v), SGD	3,500	2,747
2.95%, 06/20/22 (e) (p) (v), SGD	7,000	5,501
1.95%, 10/17/23 (r) (v), SGD	3,000	2,399
CIT Group Inc., 4.75%, 02/15/15 (r)	1,929	1,948
Citigroup Inc., 5.95%, (callable at 100 beginning 01/30/23) (m)	1,330	1,330
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	873	877
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (p) (v)	1,741	1,845
Dana Gas Sukuk Ltd.
7.00%, 10/31/17 (r) (v)	5,127	4,717
9.00%, 10/31/17 (r)	3,232	2,973
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (m) (r)	698	717
Export-Import Bank of Korea, 2.88%, 09/17/18	1,297	1,325
Ford Motor Credit Co. LLC
1.72%, 12/06/17	4,240	4,216
2.38%, 01/16/18	1,613	1,628
5.00%, 05/15/18	2,231	2,437
Forest City Enterprises Inc., 4.25%, 08/15/18 (v)	1,830	2,009
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (m)	2,600	2,801
5.55%, 05/04/20	1,200	1,373
6.38%, 11/15/67 (i)	1,854	2,007
Goldman Sachs Group Inc., 5.70%, (callable at 100 beginning 05/10/19) (m)	2,964	3,007
HSBC Holdings Plc, 6.38%, (callable at 100 beginning 09/17/24) (m)	5,700	5,693
HSBC USA Inc., 1.63%, 01/16/18	1,775	1,769
Hyundai Capital America, 2.13%, 10/02/17 (r)	966	978
Intesa Sanpaolo SpA
3.13%, 01/15/16	418	428
3.88%, 01/16/18	941	981
3.88%, 01/15/19	4,258	4,411
JPMorgan Chase & Co.
5.15% (callable at 100 beginning 05/01/23) (m)	3,291	3,135
6.10% (callable at 100 beginning 10/01/24) (m)	7,026	6,947
6.13%, 06/27/17	1,138	1,269
Lloyds Bank Plc
13.00% (callable at 100 beginning 01/22/29) (m), GBP	2,575	6,898
2.30%, 11/27/18	754	756
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,642	1,894

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (m)	2,167	2,151
7.30%, 05/13/19	1,051	1,254
Sheridan Production Partners II LP Term Loan, 4.25%, 12/02/20 (p) (q) (i)	3,375	3,333
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/02/20 (p) (q) (i)	469	464
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/02/20 (p) (q) (i)	175	173
State Bank of India, 3.62%, 04/17/19 (e) (r)	2,456	2,493
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19 (e)	2,205	2,229
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (p)	1,100	1,158
Synchrony Financial, 3.75%, 08/15/21	1,660	1,675
Trust F/1401, 5.25%, 12/15/24 (r)	1,774	1,845
UBS AG, 2.38%, 08/14/19	1,636	1,622
USB Capital IX, 3.50%, (callable at 100 beginning 11/10/14) (m)	2,409	2,048
		124,112
HEALTH CARE - 1.1%
Bio City Development Co. BV, 8.00%, 07/06/18 (c) (d) (f) (p) (q) (v)	600	369
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18 (v)	630	667
1.50%, 10/15/20 (e) (v)	585	641
Brookdale Senior Living Inc., 2.75%, 06/15/18 (e) (v)	365	470
Cubist Pharmaceuticals Inc., 2.50%, 11/01/17 (v)	1,096	2,553
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	2,150	2,263
5.00%, 12/15/21 (r)	1,475	1,577
Gilead Sciences Inc., 1.63%, 05/01/16 (v)	2,036	9,507
Grifols Worldwide Operations USA Inc. Term Loan, 3.15%, 03/03/21 (i)	7,190	7,051
Mallinckrodt International Finance S.A. Term Loan B, 3.50%, 02/24/21 (i)	829	815
Mylan Inc.
3.75%, 09/15/15 (v)	1,799	6,146
2.55%, 03/28/19	2,300	2,288
WellPoint Inc., 2.75%, 10/15/42 (v)	2,057	3,388
		37,735
INDUSTRIALS - 0.3%
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	1,709	1,789
Inversiones Alsacia SA, 8.00%, 08/18/18 (d) (p) (q)	1,766	1,236
Odebrecht Finance Ltd., 4.38%, 04/25/25 (r)	1,795	1,687
Sina Corp., 1.00%, 12/01/18 (e) (r) (v)	1,694	1,560
Suzlon Energy Ltd., 3.25%, 07/16/19 (k) (f) (r) (v)	2,061	1,546
Viterra Inc., 5.95%, 08/01/20 (r)	767	860
		8,678
INFORMATION TECHNOLOGY - 0.3%
Intel Corp., 3.25%, 08/01/39 (v)	1,098	1,841
salesforce.com inc., 0.25%, 04/01/18 (e) (v)	1,886	2,103
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	551	568
Take-Two Interactive Software Inc., 1.75%, 12/01/16 (e) (v)	1,607	2,135
Twitter Inc., 1.00%, 09/15/21 (r) (v)	1,682	1,645
Xerox Corp., 6.35%, 05/15/18 (e)	1,046	1,195
		9,487
MATERIALS - 0.1%
Building Materials Corp. of America, 6.88%, 08/15/18 (r)	597	618
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	63
Essar Steel Algoma Inc. Term Loan, 10.25%, 11/15/14 (i)	563	563
FMG Resources August 2006 Pty Ltd., 6.00%, 04/01/17 (e) (r)	1,041	1,049
TFS Corp. Ltd., 11.00%, 07/15/18 (e) (r)	1,284	1,406
		3,699
TELECOMMUNICATION SERVICES - 0.6%
AT&T Inc., 2.38%, 11/27/18 (e)	4,412	4,452
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (e) (r)	982	987
Hughes Satellite Systems Corp., 7.63%, 06/15/21	449	494
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	2,050	2,188
Telecom Italia Finance SA
6.13%, 11/15/16 (r) (v), EUR	2,000	3,081
6.13%, 11/15/16 (p) (v), EUR	400	616
Telecom Italia SpA, 5.30%, 05/30/24 (r)	2,513	2,463
Telefonica Participaciones SAU, 4.90%, 09/25/17 (v), EUR	3,800	4,890
Telefonica SA, 6.00%, 07/24/17 (p) (v), EUR	1,300	1,738
		20,909
UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	370	270
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (f) (i) (p) (q)	81	81
		351
Total Corporate Bonds and Notes (cost $265,615)		274,638

GOVERNMENT AND AGENCY OBLIGATIONS - 13.3%
GOVERNMENT SECURITIES - 13.3%
Sovereign - 8.2%
Argentina Bonar Bond
7.00%, 04/17/17	7,063	6,304
8.75%, 05/07/24	4,246	3,830
Australia Government Bond
5.25%, 03/15/19, AUD	25,337	24,348
2.75%, 10/21/19, AUD	46,791	40,476
Brazil Government International Bond, 4.88%, 01/22/21 (e)	3,554	3,778
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21 - 01/01/25, BRL	101,401	38,148
Federal Republic of Germany, 4.25%, 07/04/17, EUR	20,009	28,272
Indonesia Treasury Bond, 7.88%, 04/15/19, IDR	39,298,000	3,177
Mexico Bonos
8.00%, 12/07/23, MXN	220,269	18,575
10.00%, 12/05/24, MXN	422,249	40,595
Poland Government Bond
5.25%, 10/25/20, PLN	35,916	12,467
5.75%, 10/25/21, PLN	37,951	13,638
Provincia de Buenos Aires, Argentina, 10.88%, 01/26/21 (p)	791	714
Turkey Government International Bond, 6.75%, 04/03/18	4,088	4,528
United Kingdom Treasury Bond, 2.25%, 09/07/23, GBP	27,466	44,303
		283,153

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Treasury Inflation Index Securities - 0.6%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 05/15/23 - 08/15/24 (s), BRL	19,439	20,138
U.S. Treasury Securities - 4.5%
U.S. Treasury Note
0.25%, 01/15/15 - 03/31/15	29,338	29,363
2.25%, 08/15/18	25,058	25,189
1.25%, 10/31/18	18,129	17,904
1.63%, 07/31/19 - 08/31/19	50,707	50,389
2.00%, 05/31/21	33,434	33,053
		155,898
Total Government and Agency Obligations (cost $472,934)		459,189

SHORT TERM INVESTMENTS - 18.5%
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	82,440	82,440
Treasury Securities - 16.1%
Japan Treasury Bill
0.00%, 11/25/14, JPY	670,000	6,109
0.00%, 12/15/14, JPY	370,000	3,374
0.00%, 01/08/15, JPY	680,000	6,199
0.00%, 03/10/15, JPY	370,000	3,373
Mexico Cetes
0.26%, 10/16/14, MXN	13,080	9,727
0.26%, 11/13/14, MXN	5,017	3,722
0.22%, 12/11/14, MXN	18,132	13,422
0.22%, 01/22/15, MXN	9,864	7,276
0.22%, 02/05/15, MXN	3,333	2,455
0.22%, 02/19/15, MXN	5,155	3,793
0.22%, 03/05/15, MXN	8,899	6,541
0.22%, 03/19/15, MXN	6,695	4,916
U.S. Treasury Bill
0.02%, 10/02/14	$13,000	13,000
0.02%, 10/09/14	3,100	3,100
0.04%, 10/16/14	4,471	4,471
0.04%, 10/30/14	41,500	41,499
0.03%, 11/06/14	32,000	31,999
0.03%, 11/13/14	56,300	56,299
0.03%, 11/20/14	41,355	41,355
0.03%, 11/28/14	24,000	24,000
0.03%, 12/04/14	17,000	16,999
0.03%, 12/11/14	35,000	34,999
0.02%, 01/02/15	16,000	15,999
0.05%, 01/15/15	2,989	2,989
0.02%, 02/05/15	19,500	19,499
0.04%, 02/12/15	44,500	44,496
0.05%, 02/19/15	4,000	4,000
0.05%, 02/26/15	9,000	8,999
0.03%, 03/05/15	40,500	40,495
0.05%, 03/12/15	17,000	16,998
0.05%, 03/19/15	17,000	16,997
0.04%, 03/26/15	3,000	3,000
U.S. Treasury Bond
0.03%, 10/23/14	41,000	41,000
0.03%, 01/29/15	3,000	3,000
		556,100
Total Short Term Investments (cost $640,122)		638,540
Total Investments - 103.0% (cost $3,397,828)		3,548,177
Total Securities Sold Short - (0.1%) (proceeds $2,057)		(1,987)
Other Assets and Liabilities, Net - (2.9%)		(102,073)
Total Net Assets - 100.0%		$3,444,117

SECURITIES SOLD SHORT - 0.1%
COMMON STOCKS - 0.1%
CONSUMER STAPLES - 0.1%
Campbell Soup Co.	16	$673
General Mills Inc.	13	651
Kellogg Co.	11	663
Total Securities Sold Short - 0.1% (proceeds $2,057)		$1,987

JNL/BlackRock Large Cap Select Growth Fund

COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 23.1%
Comcast Corp. - Class A	417	$22,432
Delphi Automotive Plc	168	10,294
Home Depot Inc.	130	11,937
Liberty Global Plc - Class A (c) (e)	721	30,656
McDonald’s Corp.	139	13,184
Netflix Inc. (c)	54	24,312
Priceline Group Inc. (c)	17	19,629
Starbucks Corp.	257	19,405
Time Warner Inc.	121	9,095
TripAdvisor Inc. (c)	242	22,143
Twenty-First Century Fox Inc. - Class A	1,039	35,618
Vipshop Holdings Ltd. - ADR (c)	48	9,013
Walt Disney Co.	249	22,152
Wynn Resorts Ltd.	107	19,924
		269,794
CONSUMER STAPLES - 1.9%
CVS Caremark Corp.	90	7,127
Mondelez International Inc. - Class A	448	15,342
		22,469
ENERGY - 4.4%
Concho Resources Inc. (c)	104	13,102
Gulfport Energy Corp. (c)	181	9,642
Laredo Petroleum Holdings Inc. (c) (e)	267	5,981
Range Resources Corp.	92	6,236
Schlumberger Ltd.	164	16,680
		51,641
FINANCIALS - 3.6%
Berkshire Hathaway Inc. (c)	69	9,478
Discover Financial Services	258	16,612
Moody’s Corp.	173	16,378
		42,468
HEALTH CARE - 22.2%
Abbott Laboratories	39	1,612
AbbVie Inc.	898	51,885
Allergan Inc.	77	13,711
athenahealth Inc. (c)	10	1,337
Biogen Idec Inc. (c)	50	16,669
Express Scripts Holding Co. (c)	216	15,236
Gilead Sciences Inc. (c)	129	13,766
Intuitive Surgical Inc. (c)	21	9,914
Perrigo Co. Plc	94	14,067
Regeneron Pharmaceuticals Inc. (c)	88	31,660
United Therapeutics Corp. (c)	275	35,430
Valeant Pharmaceuticals International Inc. (c)	305	39,978

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Vertex Pharmaceuticals Inc. (c)	128	14,409
		259,674
INDUSTRIALS - 7.8%
American Airlines Group Inc.	365	12,945
Emerson Electric Co.	150	9,369
Pentair Plc	128	8,389
Precision Castparts Corp.	87	20,686
SolarCity Corp. (c) (e)	150	8,964
Union Pacific Corp.	286	31,058
		91,411
INFORMATION TECHNOLOGY - 32.9%
Alibaba Group Holding Ltd. - ADR (c) (p) (q)	181	16,125
Alliance Data Systems Corp. (c)	94	23,365
Apple Inc.	495	49,910
Baidu.com - ADR (c)	140	30,460
Facebook Inc. - Class A (c)	566	44,769
Google Inc. - Class A (c)	95	55,632
LinkedIn Corp. - Class A (c)	151	31,330
Salesforce.com Inc. (c)	573	32,955
Visa Inc. - Class A	202	43,144
VMware Inc. - Class A (c)	200	18,810
Yahoo! Inc. (c)	926	37,744
		384,244
MATERIALS - 0.5%
Monsanto Co.	53	5,943

TELECOMMUNICATION SERVICES - 1.9%
Crown Castle International Corp.	154	12,380
SoftBank Corp.	132	9,234
		21,614
Total Common Stocks (cost $1,045,464)		1,149,258

PREFERRED STOCKS - 0.7%
INFORMATION TECHNOLOGY - 0.7%
Palantir Technologies Inc. (f) (p) (q)	1,246	7,477
Total Preferred Stocks (cost $7,639)		7,477

SHORT TERM INVESTMENTS - 2.4%
Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	3,537	3,537
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	24,842	24,842
Total Short Term Investments (cost $28,379)		28,379
Total Investments - 101.4% (cost $1,081,482)		1,185,114
Other Assets and Liabilities, Net - (1.4%)		(16,260)
Total Net Assets - 100.0%		$1,168,854

JNL/Boston Partners Global Long Short Equity Fund

COMMON STOCKS - 91.5%
CONSUMER DISCRETIONARY - 12.7%
Bayerische Motoren Werke AG	15	$1,568
Cambian Group Plc (c)	902	3,056
Comcast Corp. - Class A (o)	157	8,421
Havas SA	244	1,881
ITV Plc	693	2,328
Lear Corp. (o)	22	1,918
Liberty Global Plc - Class C (c) (o)	217	8,886
Macy’s Inc. (o)	52	3,024
Shenzhou International Group Holdings Ltd.	521	1,675
SJM Holdings Ltd.	796	1,515
Tribune Co. - Class A (c) (o)	37	2,419
TS Tech Co. Ltd.	73	1,771
WH Smith Plc	131	2,295
		40,757
CONSUMER STAPLES - 5.3%
CVS Caremark Corp.	106	8,443
Greencore Group Plc	310	1,177
Seven & I Holdings Co. Ltd.	59	2,296
Stock Spirits Group Plc	1,051	4,966
		16,882
ENERGY - 8.7%
Canadian Natural Resources Ltd.	37	1,447
Diamondback Energy Inc. (c)	27	2,023
Energen Corp. (o)	18	1,307
EOG Resources Inc. (o)	24	2,390
EQT Corp. (o)	21	1,885
Exxon Mobil Corp. (o)	34	3,216
INPEX Corp.	242	3,426
Marathon Petroleum Corp. (o)	20	1,694
Occidental Petroleum Corp. (o)	28	2,664
Parsley Energy Inc. - Class A (c) (o)	94	2,015
Rice Energy Inc. (c) (o)	61	1,613
Valero Energy Corp. (o)	29	1,357
Viper Energy Partners LP (c)	25	589
Western Refining Inc.	48	2,031
		27,657
FINANCIALS - 16.2%
ACE Ltd. (o)	30	3,195
Allstate Corp.	46	2,838
Aurelius AG	137	4,890
Australia & New Zealand Banking Group Ltd.	114	3,070
Berkshire Hathaway Inc. (c) (o)	29	4,020
Capital One Financial Corp. (o)	77	6,263
Cerved Information Solutions SpA (c)	373	2,301
Cheung Kong Holdings Ltd.	184	3,027
Fifth Third Bancorp (o)	208	4,166
HSBC Holdings Plc	259	2,635
JPMorgan Chase & Co. (o)	54	3,245
Resona Holdings Inc.	447	2,523
Validus Holdings Ltd.	57	2,233
Wells Fargo & Co. (o)	78	4,038
WR Berkley Corp. (o)	73	3,491
		51,935
HEALTH CARE - 16.8%
Amgen Inc. (o)	33	4,642
AstraZeneca Plc	34	2,428
Bayer AG	9	1,233
Fresenius SE	76	3,762
Hogy Medical Co. Ltd.	42	2,199
Johnson & Johnson (o)	53	5,669
McKesson Corp. (o)	33	6,356
Medtronic Inc. (o)	50	3,077
Novartis AG	50	4,707
Pfizer Inc. (o)	134	3,958
Roche Holding AG	23	6,726
Sanofi SA	38	4,263
Teva Pharmaceutical Industries Ltd. - ADR (o)	43	2,326
Universal Health Services Inc. - Class B	23	2,393
		53,739

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
INDUSTRIALS - 11.1%
Berendsen Plc	98	1,554
Crane Co. (o)	46	2,917
Dover Corp. (o)	29	2,297
Ebara Corp.	327	1,960
Georg Fischer AG	4	2,554
Honeywell International Inc. (o)	49	4,603
Hutchison Whampoa Ltd.	88	1,064
ITOCHU Corp.	196	2,393
Koninklijke Philips Electronics NV	126	3,992
Norfolk Southern Corp.	29	3,285
Norma Group SE	27	1,109
Safran SA	66	4,296
Teleperformance	25	1,544
United Technologies Corp. (o)	18	1,869
		35,437
INFORMATION TECHNOLOGY - 11.8%
Activision Blizzard Inc. (o)	109	2,259
Apple Inc. (o)	76	7,613
Avnet Inc. (o)	52	2,147
Cap Gemini SA	35	2,528
EMC Corp. (o)	56	1,635
Microsoft Corp. (o)	222	10,282
Pace Micro Technology Plc	231	1,112
Rofin-Sinar Technologies Inc. (c)	116	2,664
TE Connectivity Ltd. (o)	59	3,288
Western Digital Corp. (o)	43	4,197
		37,725
MATERIALS - 8.1%
Alent Plc	332	1,767
Barrick Gold Corp.	104	1,526
Berry Plastics Group Inc. (c)	64	1,617
BHP Billiton Plc	54	1,486
Glencore Plc	262	1,449
Graphic Packaging Holding Co. (c) (o)	409	5,079
International Paper Co. (o)	65	3,096
Lintec Corp.	73	1,550
Nitto Denko Corp.	45	2,486
Packaging Corp. of America (o)	44	2,840
Smurfit Kappa Group Plc	126	2,745
Stornoway Diamond Corp. (c)	678	363
		26,004
TELECOMMUNICATION SERVICES - 0.8%
Nippon Telegraph & Telephone Corp.	39	2,425
Total Common Stocks (cost $300,920)		292,561

WARRANTS - 0.0%
Stornoway Diamond Corp. (c)	290	22
Total Warrants (cost $28)		22

SHORT TERM INVESTMENTS - 6.4%
Investment Companies - 6.4%
JNL Money Market Fund, 0.01% (a) (h)	20,571	20,571
Total Short Term Investments (cost $20,571)		20,571
Total Investments - 97.9% (cost $321,519)		313,154
Total Securities Sold Short - (44.3%) (proceeds $147,223)		(141,671)
Other Assets and Liabilities, Net - 46.4%		148,409
Total Net Assets - 100.0%		$319,892

SECURITIES SOLD SHORT - 44.3%
COMMON STOCKS - 44.3%
CONSUMER DISCRETIONARY - 10.4%
Adidas AG	18	$1,341
American Axle & Manufacturing Holdings Inc.	50	840
Autoliv Inc.	12	1,110
AutoNation Inc.	25	1,236
B&M European Value Retail SA	288	1,285
Buffalo Wild Wings Inc.	7	980
Cabela’s Inc.	19	1,140
Carmax Inc.	34	1,572
Cheesecake Factory Inc.	43	1,976
Crown Resorts Ltd.	91	1,093
Dorman Products Inc.	17	662
Fast Retailing Co. Ltd.	4	1,441
Guess? Inc.	34	751
Hermes International SCA	5	1,388
Kering SA	5	939
Krispy Kreme Doughnuts Inc.	54	929
L Brands Inc.	25	1,646
Lululemon Athletica Inc.	23	950
Mattel Inc.	39	1,199
Monro Muffler Brake Inc.	43	2,109
Netflix Inc.	3	1,135
Ocado Group Plc	281	1,199
Pandora Media Inc.	44	1,075
Prada SpA	140	845
PVH Corp.	7	791
Restoration Hardware Holdings Inc.	9	742
Shutterstock Inc.	13	907
Tumi Holdings Inc.	57	1,155
Under Armour Inc. - Class A	13	911
		33,347
CONSUMER STAPLES - 4.2%
Beiersdorf AG	17	1,428
China Mengniu Dairy Co. Ltd.	298	1,226
Clorox Co.	8	790
Diageo Plc	62	1,780
Mondelez International Inc. - Class A	26	904
Monster Beverage Corp.	13	1,189
Post Holdings Inc.	20	672
Remy Cointreau SA	17	1,201
Snyders-Lance Inc.	47	1,240
United Natural Foods Inc.	17	1,025
Viscofan SA	15	834
Woolworths Ltd.	42	1,260
		13,549
ENERGY - 3.6%
Cabot Oil & Gas Corp.	23	762
Carrizo Oil & Gas Inc.	10	546
ConocoPhillips	16	1,242
CONSOL Energy Inc.	29	1,110
Continental Resources Inc.	27	1,826
EQT Midstream Partners LP	10	919
Goodrich Petroleum Corp.	34	509
HollyFrontier Corp.	20	852
Matador Resources Co.	45	1,170
Oasis Petroleum Inc.	17	695
ShawCor Ltd.	16	795
Weatherford International Plc	53	1,103
		11,529
FINANCIALS - 5.3%
Aberdeen Asset Management Plc	148	955
Astoria Financial Corp.	105	1,301

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Community Bank System Inc.	21	693
Eaton Vance Corp.	29	1,077
Erste Group Bank AG	52	1,199
First Financial Bankshares Inc.	58	1,621
Greenhill & Co. Inc.	36	1,663
HDFC Bank Ltd. - ADR	16	766
Hulic Co. Ltd.	146	1,547
Intesa Sanpaolo SpA	358	1,079
Plum Creek Timber Co. Inc.	15	568
Siam Commercial Bank PCL - NVDR	164	916
UMB Financial Corp.	18	957
UniCredit SpA	138	1,082
United Bankshares Inc.	26	808
Westamerica Bancorp	15	710
		16,942
HEALTH CARE - 3.9%
Abiomed Inc.	47	1,159
Alere Inc.	33	1,262
Carl Zeiss Meditec AG	35	1,022
Elekta AB - Class B	136	1,341
HeartWare International Inc.	9	731
Hisamitsu Pharmaceutical Co. Inc.	43	1,541
Insulet Corp.	19	718
Mindray Medical International Ltd. - ADR	42	1,270
ResMed Inc.	26	1,287
Ryman Healthcare Ltd.	155	943
William Demant Holding A/S	14	1,104
		12,378
INDUSTRIALS - 7.5%
Bureau Veritas SA	56	1,246
Caterpillar Inc.	10	950
Edenred	61	1,512
G4S Plc	355	1,439
Interface Inc.	51	825
JB Hunt Transport Services Inc.	15	1,111
KCI Konecranes Oyj	41	1,108
Keihin Electric Express Railway Co. Ltd.	151	1,261
Legrand SA	25	1,285
Michael Page International Plc	178	1,204
Mobile Mini Inc.	44	1,526
NOW Inc.	44	1,347
Panalpina Welttransport Holding AG	13	1,661
Proto Labs Inc.	16	1,108
Raven Industries Inc.	43	1,037
Rollins Inc.	32	937
SGS SA	1	1,134
Sun Hydraulics Corp.	26	975
Trex Co. Inc.	41	1,407
WW Grainger Inc.	4	1,025
		24,098
INFORMATION TECHNOLOGY - 4.6%
3D Systems Corp.	33	1,515
ASM Pacific Technology Ltd.	75	746
Ciena Corp.	72	1,199
Dassault Systemes SA	17	1,083
FactSet Research Systems Inc.	7	882
Infosys Technologies Ltd. - ADR	18	1,085
Itron Inc.	35	1,371
National Instruments Corp.	44	1,352
NetSuite Inc.	17	1,533
Nintendo Co. Ltd.	14	1,558
Stratasys Ltd.	11	1,359
ViaSat Inc.	17	945
		14,628
MATERIALS - 4.8%
Air Products & Chemicals Inc.	11	1,424
AptarGroup Inc.	22	1,320
FP Corp.	36	1,000
Huhtamaki Oyj	49	1,340
Intrepid Potash Inc.	75	1,155
James Hardie Industries SE - CDI	134	1,403
K+S AG	37	1,037
Linde AG	4	776
NewMarket Corp.	4	1,397
Teck Resources Ltd.	72	1,363
Toyo Seikan Group Holdings Ltd.	87	1,082
Vulcan Materials Co.	12	727
Wausau Paper Corp.	148	1,176
		15,200
Total Securities Sold Short - 44.3% (proceeds $147,223)		$141,671

JNL/Brookfield Global Infrastructure and MLP Fund

COMMON STOCKS - 97.4%
AUSTRALIA - 3.0%
Origin Energy Ltd.	955	$12,494
Transurban Group	3,759	25,380
		37,874
BRAZIL - 3.6%
CCR SA	3,420	23,610
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (e)	1,862	15,097
Companhia Energetica de Minas Gerais - ADR (e)	1,008	6,279
		44,986
CANADA - 11.3%
Enbridge Inc.	1,460	69,894
Inter Pipeline Ltd. (e)	590	19,162
Pembina Pipeline Corp. (e)	404	17,034
TransCanada Corp. (e)	473	24,361
Veresen Inc. (e)	849	12,910
		143,361
CHINA - 3.8%
Beijing Enterprises Holdings Ltd.	2,909	24,960
ENN Energy Holdings Ltd.	2,792	18,268
Zhejiang Expressway Co. Ltd. - Class H	5,093	5,175
		48,403
FRANCE - 4.6%
Eutelsat Communications Group SA	401	12,935
GDF Suez	1,025	25,700
Groupe Eurotunnel SA (q)	1,564	19,106
		57,741
HONG KONG - 3.5%
COSCO Pacific Ltd. (q)	11,246	14,915
Kunlun Energy Co. Ltd.	20,614	29,748
		44,663
ITALY - 6.7%
Atlantia SpA	1,970	48,397
Snam Rete Gas SpA	6,657	36,757
		85,154

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JAPAN - 2.0%
Tokyo Gas Co. Ltd.	4,575	25,705

MEXICO - 0.3%
Infraestructura Energetica Nova SAB de CV (e)	570	3,481

NETHERLANDS - 0.5%
Koninklijke Vopak NV	123	6,640

SPAIN - 4.9%
Abengoa SA - Class B	2,380	12,539
Ferrovial SA	1,459	28,229
Obrascon Huarte Lain SA	649	21,659
		62,427
SWITZERLAND - 1.6%
Flughafen Zuerich AG (q)	32	19,917

UNITED KINGDOM - 2.7%
Pennon Group Plc	1,197	15,291
United Utilities Group Plc	1,409	18,410
		33,701
UNITED STATES OF AMERICA - 48.9%
Access Midstream Partners LP	406	25,815
American Tower Corp.	785	73,542
American Water Works Co. Inc.	393	18,974
Atlas Pipeline Partners LP	364	13,279
Crestwood Equity Partners LP (e) (q)	1,390	14,690
Crown Castle International Corp.	646	51,997
Energy Transfer Equity LP	403	24,854
Enterprise Products Partners LP	868	34,976
EQT Midstream Partners LP	152	13,585
EV Energy Partner LP	343	12,182
Genesee & Wyoming Inc. - Class A (c)	132	12,571
Kansas City Southern	279	33,827
MarkWest Energy Partners LP	285	21,920
NiSource Inc.	551	22,559
Plains All American Pipeline LP	222	13,067
SBA Communications Corp. (c)	346	38,360
SemGroup Corp. - Class A	287	23,932
Sempra Energy	405	42,690
Spectra Energy Corp.	1,336	52,466
Teekay Corp.	219	14,506
Waste Connections Inc.	457	22,165
Williams Cos. Inc.	689	38,113
		620,070
Total Common Stocks (cost $1,108,938)		1,234,123

SHORT TERM INVESTMENTS - 7.8%
Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	28,016	28,016

Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	71,180	71,180
Total Short Term Investments (cost $99,196)		99,196
Total Investments - 105.2% (cost $1,208,134)		1,333,319
Other Assets and Liabilities, Net - (5.2%)		(66,446)
Total Net Assets - 100.0%		$1,266,873

JNL/Capital Guardian Global Balanced Fund

COMMON STOCKS - 64.0%
CONSUMER DISCRETIONARY - 9.8%
Amazon.com Inc. (c)	1	$451
Arcos Dorados Holdings Inc. - Class A	113	675
ASOS Plc (c)	14	492
Bayerische Motoren Werke AG	17	1,784
Cie Financiere Richemont SA	14	1,116
Coach Inc.	14	499
Comcast Corp. - Class A	10	554
Daimler AG	53	4,073
Darden Restaurants Inc. (e)	12	633
Delphi Automotive Plc	32	1,951
Denso Corp.	67	3,105
Discovery Communications Inc. - Class A (c)	5	181
Discovery Communications Inc. - Class C (c)	5	179
DreamWorks Animation SKG Inc. - Class A (c) (e)	22	592
Exedy Corp.	17	428
Fast Retailing Co. Ltd.	1	402
Gannett Co. Inc.	31	911
Grupo Sanborns SA de CV - Class B-1 (e)	1,129	1,890
Home Depot Inc.	10	881
Hyundai Mobis	10	2,498
Hyundai Motor Co.	8	1,505
JUMBO SA (c)	175	2,213
Lennar Corp. - Class A	7	252
Liberty Global Plc - Class A (c)	20	847
Lululemon Athletica Inc. (c)	11	445
Marks & Spencer Group Plc	50	329
Mr Price Group Ltd.	6	115
Naspers Ltd. - Class N	3	346
Newell Rubbermaid Inc.	24	819
Nike Inc. - Class B	5	473
Norwegian Cruise Line Holdings Ltd. (c)	96	3,443
Rinnai Corp.	15	1,220
Ross Stores Inc.	8	574
SES SA - FDR - Class A	11	383
Shimano Inc.	12	1,472
Sirius XM Holdings Inc. (c) (e)	909	3,172
Starbucks Corp.	29	2,166
Stella International Holdings Ltd.	273	707
Swatch Group AG	1	44
Swatch Group AG - Class B	1	246
Tiffany & Co.	25	2,442
Wynn Macau Ltd. (e)	141	450
		46,958
CONSUMER STAPLES - 2.7%
Ajinomoto Co. Inc.	24	402
China Mengniu Dairy Co. Ltd.	173	712
Cosmos Pharmaceutical Corp. (e)	6	773
Danone SA	9	593
Glanbia Plc	95	1,366
Hypermarcas SA (c)	38	272
Imperial Tobacco Group Plc	8	364
L’Oreal SA	1	164
LG Household & Health Care Ltd.	2	930
Nestle SA	12	889
Pernod-Ricard SA	23	2,643
Shoprite Holdings Ltd.	58	712
Unicharm Corp.	40	916
Unilever NV - CVA	40	1,577
Unilever Plc	9	385
Woolworths Ltd.	12	353
		13,051

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ENERGY - 4.1%
AMEC Plc	27	473
Cameco Corp.	6	109
Cenovus Energy Inc.	19	498
Chevron Corp.	29	3,484
Cobalt International Energy Inc. (c)	47	642
ConocoPhillips	10	788
Enbridge Inc.	47	2,240
Ensco Plc - Class A	5	211
Halliburton Co.	4	226
Lukoil OAO - ADR	28	1,412
Noble Energy Inc.	23	1,545
Oil Search Ltd.	126	987
Rosneft OAO - GDR	195	1,135
Royal Dutch Shell Plc - Class B	13	514
Schlumberger Ltd.	10	1,042
SeaDrill Ltd. (e)	24	649
Surgutneftegas OAO - ADR	121	824
Tullow Oil Plc	75	785
YPF SA - ADR - Class D	54	1,997
		19,561
FINANCIALS - 13.3%
ACE Ltd.	19	2,008
AFLAC Inc.	7	431
AIA Group Ltd.	1,282	6,614
American Tower Corp.	24	2,219
Aon Plc - Class A	15	1,280
Bangkok Bank PCL - NVDR	124	779
Bank of China Ltd. - Class H	634	284
BlackRock Inc.	2	591
China Pacific Insurance Group Co. Ltd. (e)	611	2,148
China Resources Land Ltd.	448	922
China Vanke Co. Ltd. - Class H (c)	413	726
Chuo Mitsui Trust Holdings Inc.	211	879
CME Group Inc. - Class A	45	3,558
Deutsche Wohnen AG	100	2,125
Fairfax Financial Holdings Ltd.	4	1,837
Goldman Sachs Group Inc.	23	4,296
Grupo BTG Pactual	79	1,032
HSBC Holdings Plc	23	236
HSBC Holdings Plc	10	102
ICICI Bank Ltd.	14	322
Industrial & Commercial Bank of China Ltd. - Class H	3,242	2,026
Intercontinental Exchange Inc.	25	4,837
JPMorgan Chase & Co.	12	735
Julius Baer Group Ltd.	37	1,663
Lloyds Banking Group Plc (c)	789	981
Marsh & McLennan Cos. Inc.	28	1,466
PacWest Bancorp	8	338
Partners Group Holding AG	8	2,066
PICC Property & Casualty Co. Ltd. - Class H	2,071	3,674
Ping An Insurance Group Co. of China Ltd. - Class H	113	844
PNC Financial Services Group Inc.	26	2,199
Sampo Oyj - Class A	41	1,978
Sberbank of Russia - ADR	198	1,555
Sberbank of Russia - GDR (c) (p) (q)	51	389
Sumitomo Mitsui Financial Group Inc.	27	1,096
Svenska Handelsbanken AB - Class A	27	1,243
Umpqua Holdings Corp.	59	965
Wells Fargo & Co.	51	2,625
Wharf Holdings Ltd.	120	852
		63,921
HEALTH CARE - 6.4%
AbbVie Inc.	21	1,196
AmerisourceBergen Corp.	37	2,852
AstraZeneca Plc	33	2,343
Bristol-Myers Squibb Co.	30	1,535
Cerner Corp. (c)	17	989
Gilead Sciences Inc. (c)	52	5,536
Humana Inc.	5	586
Merck & Co. Inc.	10	581
Novo Nordisk A/S	67	3,205
Quest Diagnostics Inc.	42	2,537
Roche Holding AG	14	4,033
Seattle Genetics Inc. (c) (e)	90	3,361
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	500	493
Ship Healthcare Holdings Inc.	25	790
Sino Biopharmaceutical	248	247
St. Jude Medical Inc.	10	601
		30,885
INDUSTRIALS - 8.7%
Assa Abloy AB - Class B	51	2,629
Beijing Enterprises Holdings Ltd.	418	3,586
Boeing Co.	28	3,618
Caterpillar Inc.	40	3,981
CCR SA	32	219
Danaher Corp.	40	3,062
Eaton Corp. Plc	85	5,393
Fanuc Ltd.	4	705
Fujitec Co. Ltd.	45	491
Hexcel Corp. (c)	104	4,133
IDEX Corp.	14	1,042
Iron Mountain Inc.	19	614
Jardine Matheson Holdings Ltd.	7	405
Kawasaki Heavy Industries Ltd.	467	1,867
Kubota Corp.	32	507
Marubeni Corp.	253	1,731
Meggitt Plc	29	214
Nielsen Holdings NV	50	2,199
Norfolk Southern Corp.	3	324
Safran SA	13	851
Schneider Electric SA	8	606
SMC Corp.	4	1,158
Towers Watson & Co.	4	398
Waste Connections Inc.	21	1,024
Yamato Holdings Co. Ltd.	45	836
		41,593
INFORMATION TECHNOLOGY - 10.2%
Accenture Plc - Class A	4	325
Apple Inc.	28	2,811
ARM Holdings Plc	63	912
ASML Holding NV	51	5,093
ASML Holding NV - ADR	2	208
Avago Technologies Ltd.	30	2,575
Broadcom Corp. - Class A	29	1,152
Daum Communications Corp.	17	2,604
Delta Electronics Inc.	96	607
Freescale Semiconductor Ltd. (c) (e)	29	570
Gemalto NV	24	2,246
Genpact Ltd. (c)	21	336
Google Inc. - Class A (c)	4	2,318
Google Inc. - Class C (c)	4	2,275
Hamamatsu Photonics KK	27	1,278
Infosys Technologies Ltd. - ADR (e)	46	2,770
Jabil Circuit Inc.	65	1,319
Keyence Corp.	2	1,026
Murata Manufacturing Co. Ltd.	7	841
NetApp Inc.	51	2,191
Oracle Corp.	50	1,895

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Oracle Corp. Japan	18	695
QUALCOMM Inc.	9	643
Samsung Electronics Co. Ltd.	—	342
Samsung Electronics Co. Ltd. - GDR	—	101
Tableau Software Inc. - Class A (c)	47	3,429
Texas Instruments Inc.	10	453
Trend Micro Inc.	25	854
VeriSign Inc. (c)	36	1,979
Visa Inc. - Class A	2	341
Yahoo! Japan Corp.	719	2,733
Yandex NV - Class A	72	1,999
		48,921
MATERIALS - 2.8%
Allegheny Technologies Inc.	5	189
Celanese Corp. - Class A	10	562
First Quantum Minerals Ltd.	20	383
Glencore Plc	119	657
Holcim Ltd.	21	1,552
Iluka Resources Ltd. (e)	27	185
Koninklijke Philips NV	37	2,307
Monsanto Co.	13	1,429
Mosaic Co.	40	1,763
Praxair Inc.	13	1,729
Rio Tinto Plc	6	284
Vale SA - ADR (e)	229	2,526
		13,566
TELECOMMUNICATION SERVICES - 4.4%
America Movil SAB de CV - ADR	35	877
Bharti Airtel Ltd.	478	3,132
China Unicom Hong Kong Ltd.	2,224	3,335
Deutsche Telekom AG	137	2,077
HKT Trust	1,315	1,589
KDDI Corp.	33	1,985
LG Telecom Ltd.	169	1,982
MTN Group Ltd.	31	652
Oi SA	21	15
Oi SA - ADR (e)	18	13
Singapore Telecommunications Ltd.	496	1,476
SoftBank Corp.	30	2,068
Swisscom AG	1	595
Verizon Communications Inc.	3	160
Vodafone Group Plc	326	1,075
		21,031
UTILITIES - 1.6%
AES Corp.	65	919
Cheung Kong Infrastructure Holdings Ltd.	127	890
Energias de Portugal SA	459	2,001
Enersis SA - ADR	61	966
Fortum Oyj	121	2,951
		7,727
Total Common Stocks (cost $264,032)		307,214

PREFERRED STOCKS - 0.9%
CONSUMER DISCRETIONARY - 0.0%
Hyundai Motor Co.	2	205

ENERGY - 0.2%
Surgutneftegas OAO	1,445	997

INFORMATION TECHNOLOGY - 0.3%
ASAT Holdings Ltd. (f) (q)	7	—
Samsung Electronics Co. Ltd.	1	1,227
		1,227
MATERIALS - 0.4%
Vale SA, Class A	215	2,087
Total Preferred Stocks (cost $5,293)		4,516

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.9%
Ally Master Owner Trust, 1.29%, 01/15/19	$125	125
Appalachian Consumer Rate Relief Funding LLC, 3.77%, 08/01/31	100	104
BA Credit Card Trust, 0.53%, 06/15/21 (i)	125	125
Banc of America Commercial Mortgage Trust REMIC
5.89%, 07/10/44 (i)	34	36
6.43%, 02/10/51 (i)	70	78
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.71%, 09/11/42 (i)	20	22
Capital Auto Receivables Asset Trust, 0.96%, 04/20/17	100	100
CarMax Auto Owner Trust, 0.79%, 10/15/18	35	35
Citibank Credit Card Issuance Trust
1.02%, 02/22/19	100	100
2.15%, 07/15/21	275	274
Citigroup Commercial Mortgage Trust REMIC
1.20%, 03/10/47	93	92
5.43%, 10/15/49	100	107
COMM Mortgage Trust REMIC, 5.29%, 12/10/46	25	27
Commercial Mortgage Pass-Through Certificates REMIC
1.30%, 03/10/47	169	167
5.61%, 01/15/49 (i)	45	49
Commercial Mortgage Trust REMIC
5.43%, 03/10/39	99	106
5.87%, 12/10/49 (i)	25	27
Credit Suisse Commercial Mortgage Trust REMIC, 5.89%, 06/15/39 (i)	38	41
Credit Suisse Mortgage Capital Certificates REMIC, 5.69%, 09/15/40 (i)	50	54
CSMC Trust REMIC, 0.95%, 04/15/27 (i) (p) (q)	100	100
Enterprise Fleet Financing LLC, 0.87%, 09/20/19 (p) (q)	200	200
EQTY Mortgage Trust REMIC
1.01%, 05/08/31 (i) (p) (q)	150	150
1.76%, 05/08/31 (i) (p) (q)	100	100
Fifth Third Auto Trust, 0.68%, 04/16/18	85	85
Ford Credit Auto Owner Trust, 0.79%, 05/15/18	95	95
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	50	54
Hilton USA Trust REMIC, 2.66%, 11/05/30 (p) (q)	200	201
Honda Auto Receivables Owner Trust, 0.67%, 11/21/17	100	100
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.81%, 06/12/43 (i)	26	27
5.55%, 05/12/45	198	212
5.72%, 02/15/51	25	27
LB Commercial Mortgage Trust REMIC, 6.06%, 07/15/44 (i)	16	17
LB-UBS Commercial Mortgage Trust REMIC
5.64%, 03/15/39 (i)	60	63
5.43%, 02/15/40	57	62
5.49%, 02/15/40	225	239
6.37%, 09/15/45 (i)	25	28
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.08%, 08/12/49 (i)	25	27

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Mississippi Higher Education Assistance Corp., 0.83%, 10/25/35 (i)	163	163
Morgan Stanley Capital I Trust REMIC
5.83%, 06/11/42 (i)	22	24
5.32%, 12/15/43	156	168
Trade MAPS 1 Ltd.
0.85%, 12/10/18 (i) (p) (q)	125	125
1.40%, 12/10/18 (i) (p) (q)	100	100
Volkswagen Auto Lease Trust, 0.80%, 04/20/17	50	50
Wachovia Bank Commercial Mortgage Trust REMIC
5.89%, 05/15/43 (i)	97	103
5.75%, 07/15/45 (i)	51	55
5.50%, 04/15/47	25	27
5.59%, 04/15/47 (i)	20	22
5.93%, 06/15/49 (i)	50	54
WFLD Mortgage Trust, 3.88%, 08/10/31 (p) (q)	30	31
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,410)		4,378

CORPORATE BONDS AND NOTES - 4.4%
CONSUMER DISCRETIONARY - 0.2%
21st Century Fox America Inc.
3.70%, 09/15/24 (e) (p) (q)	25	25
4.75%, 09/15/44 (p) (q)	30	30
Comcast Corp.
5.88%, 02/15/18	250	283
4.65%, 07/15/42	100	103
DISH DBS Corp., 4.25%, 04/01/18	75	75
Dollar General Corp.
1.88%, 04/15/18	50	48
3.25%, 04/15/23	95	85
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (p) (q)	125	129
Home Depot Inc., 4.40%, 03/15/45	70	71
NBCUniversal Enterprise Inc., 1.97%, 04/15/19 (p) (q)	100	99
Thomson Reuters Corp.
4.30%, 11/23/23	60	63
5.65%, 11/23/43	40	44
		1,055
CONSUMER STAPLES - 0.2%
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	250	375
ConAgra Foods Inc.
1.30%, 01/25/16	30	30
3.20%, 01/25/23	22	21
CVS Caremark Corp., 2.25%, 08/12/19	35	35
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	349
Reynolds American Inc.
4.85%, 09/15/23 (e)	10	11
6.15%, 09/15/43	5	6
Reynolds Group Issuer Inc., 7.88%, 08/15/19	125	133
		960
ENERGY - 0.5%
Anadarko Petroleum Corp., 3.45%, 07/15/24	25	25
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	60	66
Chevron Corp., 2.36%, 12/05/22	30	29
Devon Energy Corp., 3.25%, 05/15/22	35	35
Diamond Offshore Drilling Inc., 4.88%, 11/01/43 (e)	35	32
Enbridge Energy Partners LP, 5.20%, 03/15/20	120	133
Enbridge Inc., 4.50%, 06/10/44	15	15
EnLink Midstream Partners LP, 4.40%, 04/01/24	30	31
Enterprise Products Operating LLC, 5.10%, 02/15/45	20	21
Kinder Morgan Energy Partners LP
3.50%, 03/01/21	40	40
3.50%, 09/01/23 (e)	50	47
4.25%, 09/01/24	30	30
5.50%, 03/01/44	20	20
PDC Energy Inc., 7.75%, 10/15/22	100	107
Petroleos Mexicanos
3.50%, 07/18/18	35	36
8.00%, 05/03/19	100	121
4.88%, 01/24/22	200	212
6.50%, 06/02/41	55	64
Statoil ASA
1.20%, 01/17/18	35	35
5.25%, 04/15/19	30	34
3.70%, 03/01/24	75	78
Total Capital International SA, 1.55%, 06/28/17	40	40
TransCanada Pipelines Ltd., 6.50%, 08/15/18	475	551
Transocean Inc., 5.05%, 12/15/16 (l)	50	53
Transportadora de Gas del Peru SA, 4.25%, 04/30/28 (p) (q)	200	190
Williams Partners LP
5.25%, 03/15/20	175	194
4.30%, 03/04/24	60	61
		2,300
FINANCIALS - 2.0%
ACE INA Holdings Inc., 3.35%, 05/15/24	40	40
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	40	40
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	49
AvalonBay Communities Inc., 2.85%, 03/15/23	35	34
Bank of America Corp., 4.00%, 04/01/24 (e)	80	81
Barclays Bank Plc, 6.63%, 03/30/22, EUR	300	475
BBVA Subordinated Capital SAU, 3.50%, 04/11/24, EUR	100	130
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	275	274
BPCE SA, 4.63%, 07/18/23, EUR	100	145
CaixaBank SA, 5.00%, 11/14/23, EUR	400	541
CIT Group Inc., 4.25%, 08/15/17	150	151
Citigroup Inc., 3.75%, 06/16/24	65	65
CME Group Inc., 5.30%, 09/15/43	15	17
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 07/25/23, EUR	250	350
Corporate Office Properties LP, 3.60%, 05/15/23	15	14
Developers Diversified Realty Corp., 4.75%, 04/15/18	40	43
ERP Operating LP, 4.63%, 12/15/21	40	44
European Investment Bank, 4.63%, 04/15/20, EUR	1,050	1,635
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	500	784
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	222
4.00%, 03/03/24	280	282
4.80%, 07/08/44	20	20
Hospitality Properties Trust, 4.50%, 06/15/23	30	30
HSBC Holdings Plc, 4.25%, 03/14/24	200	203
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (p) (q)	200	194
JPMorgan Chase & Co.
3.25%, 09/23/22	180	177

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.63%, 05/13/24	180	180
3.88%, 09/10/24	70	68
Landwirtschaftliche Rentenbank, 1.75%, 04/15/19	130	130
Lloyds Bank Plc
6.50%, 03/24/20, EUR	420	651
7.63%, 04/22/25, GBP	40	81
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	356
Morgan Stanley, 4.35%, 09/08/26	45	44
NN Group NV, 4.63%, 04/08/44 (i), EUR	100	129
PNC Financial Services Group Inc., 3.90%, 04/29/24	55	55
Private Export Funding Corp., 3.55%, 01/15/24 (e)	145	152
Royal Bank of Scotland Plc, 4.38%, 07/13/16, EUR	250	340
RSA Insurance Group Plc, 8.50%, (callable at 100 beginning 12/08/14) (m), GBP	100	163
Standard Chartered Plc
3.85%, 04/27/15 (p) (q)	100	102
3.95%, 01/11/23 (e) (p) (q)	300	292
Svenska Handelsbanken AB, 2.66%, 01/15/24, EUR	140	184
Toys R Us Property Co. II LLC, 8.50%, 12/01/17 (e)	200	201
WEA Finance LLC
2.70%, 09/17/19 (p) (q)	200	201
3.75%, 09/17/24 (p) (q)	200	200
Wells Fargo & Co., 3.30%, 09/09/24	200	196
		9,765
HEALTH CARE - 0.4%
Baxter International Inc.
1.85%, 06/15/18	140	139
3.20%, 06/15/23	79	78
Celgene Corp.
3.63%, 05/15/24	40	40
4.63%, 05/15/44	20	20
Gilead Sciences Inc.
3.70%, 04/01/24	40	41
4.80%, 04/01/44	20	21
HCA Inc., 6.38%, 01/15/15 (e)	175	177
Kinetic Concepts Inc., 12.50%, 11/01/19 (e)	200	222
McKesson Corp.
3.80%, 03/15/24	40	40
4.88%, 03/15/44	20	21
Merck & Co. Inc.
5.38%, 10/01/14, EUR	350	442
6.00%, 09/15/17	250	283
Novartis Capital Corp., 3.40%, 05/06/24	60	61
Pfizer Inc., 3.40%, 05/15/24	50	50
Thermo Fisher Scientific Inc., 4.15%, 02/01/24	45	47
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (p) (q)	200	205
		1,887
INDUSTRIALS - 0.1%
Altegrity Inc., 13.00%, 07/01/20 (e) (p) (q) (y)	132	53
Burlington Northern Santa Fe LLC
3.45%, 09/15/21	130	134
3.40%, 09/01/24	45	44
Norfolk Southern Corp., 3.25%, 12/01/21	225	229
Volvo AB, 5.00%, 05/31/17, EUR	150	211
		671
INFORMATION TECHNOLOGY - 0.1%
First Data Corp., 8.25%, 01/15/21 (p) (q)	275	291
Oracle Corp., 3.40%, 07/08/24	40	40
		331
MATERIALS - 0.1%
ArcelorMittal, 6.75%, 02/25/22 (e) (l)	125	134
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	20	22
First Quantum Minerals Ltd.
6.75%, 02/15/20 (p) (q)	100	102
7.00%, 02/15/21 (p) (q)	100	101
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (e) (p) (q)	60	61
		420
TELECOMMUNICATION SERVICES - 0.3%
Frontier Communications Corp., 9.25%, 07/01/21	200	229
NII Capital Corp., 7.63%, 04/01/21 (q)	175	33
Orange SA, 5.50%, 02/06/44 (e)	35	38
Sprint Nextel Corp., 7.00%, 08/15/20	100	104
T-Mobile USA Inc., 6.63%, 04/01/23	125	128
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	209
Verizon Communications Inc.
2.63%, 02/21/20 (p) (q)	65	64
5.15%, 09/15/23	340	376
4.15%, 03/15/24 (e)	125	129
6.55%, 09/15/43	87	109
5.01%, 08/21/54 (p) (q)	86	86
		1,505
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	650	730
AES Corp.
7.75%, 10/15/15	33	35
8.00%, 10/15/17	25	28
American Electric Power Co. Inc., 1.65%, 12/15/17	80	80
CMS Energy Corp., 4.70%, 03/31/43	53	54
Electricite de France
4.88%, 01/22/44 (e) (p) (q)	40	42
6.00%, 01/23/14, GBP	100	201
Enel Finance International NV, 3.88%, 10/07/14 (p) (q)	300	300
Jersey Central Power & Light Co., 5.63%, 05/01/16	95	101
MidAmerican Energy Co., 4.40%, 10/15/44	16	17
National Grid Plc, 6.30%, 08/01/16	100	110
Niagara Mohawk Power Corp.
3.51%, 10/01/24 (p) (q)	40	40
4.28%, 10/01/34 (p) (q)	20	20
Pacific Gas & Electric Co., 3.85%, 11/15/23	50	52
Pennsylvania Electric Co., 6.05%, 09/01/17	25	28
PG&E Corp., 2.40%, 03/01/19	40	40
Progress Energy Inc.
7.05%, 03/15/19	50	60
7.75%, 03/01/31	20	28
Puget Energy Inc., 6.00%, 09/01/21	33	38
Southaven Combined Cycle Generation LLC, 3.85%, 08/15/33	48	49
Tampa Electric Co., 4.35%, 05/15/44	60	62
		2,115
Total Corporate Bonds and Notes (cost $20,911)		21,009

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 26.8%
GOVERNMENT SECURITIES - 22.8%
Federal Farm Credit Bank - 0.2% (w)
Federal Farm Credit Bank
0.21%, 02/27/17 (i)	292	292
0.20%, 04/17/17 (i)	500	501
		793
Federal Home Loan Bank - 0.1% (w)
Federal Home Loan Bank, 3.38%, 09/08/23 (e)	230	241
Federal Home Loan Mortgage Corp. - 0.5% (w)
Federal Home Loan Mortgage Corp., 1.75%, 09/10/15	2,350	2,384
Federal National Mortgage Association - 0.2% (w)
Federal National Mortgage Association
1.25%, 01/30/17	505	510
5.00%, 02/13/17	295	324
2.63%, 09/06/24	365	358
7.13%, 01/15/30	50	73
		1,265
Municipals - 0.3%
Connecticut Housing Finance Authority, 4.00%, 11/15/44	215	235
Maryland Community Development Administration, 2.86%, 09/01/40	135	135
Massachusetts Housing Finance Agency, 4.00%, 12/01/43	25	27
Minnesota Housing Finance Agency
3.00%, 07/01/31	30	31
4.00%, 07/01/38	390	422
2.35%, 03/01/43	46	44
Nebraska Investment Finance Authority
3.00%, 03/01/43	40	42
4.50%, 09/01/43	45	47
State of California
7.55%, 04/01/39	100	146
7.60%, 11/01/40	105	155
Tennessee Housing Development Agency, 4.00%, 07/01/43	25	27
Utility Debt Securitization Authority, 2.04%, 06/15/21	100	102
		1,413
Sovereign - 16.2%
Australia Government Bond, 5.50%, 04/21/23, AUD	350	354
Belgium Government Bond
3.00%, 09/28/19, EUR	950	1,360
2.25%, 06/22/23, EUR	400	556
2.60%, 06/22/24 (p) (q), EUR	155	220
Bermuda Government International Bond
4.14%, 01/03/23 (p) (q)	200	197
4.85%, 02/06/24 (e) (p) (q)	200	206
Bundesrepublik Deutschland
4.00%, 01/04/18, EUR	445	636
2.50%, 07/04/44, EUR	100	145
Caisse d’Amortissement de la Dette Sociale, 1.13%, 01/30/17 (p) (q)	125	126
Canada Government Bond
4.25%, 06/01/18, CAD	300	295
1.75%, 03/01/19, CAD	260	234
3.25%, 06/01/21, CAD	300	293
2.75%, 06/01/22, CAD	170	161
Chile Government International Bond, 3.88%, 08/05/20	150	160
Colombia Government International Bond, 4.38%, 07/12/21	200	211
Colombia TES
5.00%, 11/21/18, COP	1,196,600	575
7.00%, 05/04/22, COP	434,900	218
6.00%, 04/28/28, COP	1,449,600	638
Croatia Government International Bond, 6.38%, 03/24/21	200	217
Federal Republic of Germany
3.75%, 01/04/17, EUR	110	151
3.00%, 07/04/20, EUR	500	731
2.25%, 09/04/21, EUR	140	199
2.00%, 01/04/22, EUR	1,300	1,819
1.50%, 02/15/23, EUR	350	471
Finland Government Bond
3.88%, 09/15/17 (p) (q), EUR	200	281
3.50%, 04/15/21 (p) (q), EUR	500	751
France Government Bond
0.25%, 11/25/15, EUR	620	786
1.00%, 11/25/18, EUR	150	196
0.50%, 11/25/19, EUR	600	764
2.25%, 10/25/22 - 05/25/24, EUR	2,050	2,849
3.25%, 05/25/45, EUR	480	724
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	200	202
Hellenic Republic Government Bond, 2.00%, 02/24/23 - 02/24/42 (k), EUR	400	331
Hungary Government International Bond, 6.25%, 01/29/20	270	300
Indonesia Government International Bond
5.88%, 03/13/20	125	137
7.75%, 01/17/38 (p) (q)	150	191
7.75%, 01/17/38	100	127
Indonesia Treasury Bond, 7.88%, 04/15/19, IDR	699,000	57
Ireland Government Bond
4.50%, 04/18/20, EUR	655	997
3.90%, 03/20/23, EUR	480	723
3.40%, 03/18/24, EUR	460	669
5.40%, 03/13/25, EUR	100	168
Israel Government Bond
5.50%, 02/28/17, ILS	660	207
4.25%, 03/31/23, ILS	2,380	763
Italy Buoni Poliennali Del Tesoro
4.50%, 03/01/19 - 03/01/24, EUR	1,100	1,648
4.25%, 03/01/20, EUR	1,035	1,518
5.50%, 09/01/22, EUR	1,365	2,169
4.75%, 09/01/44, EUR	250	379
Ivory Coast Government International Bond, 5.75%, 12/31/32	200	191
Japan Government Bond
0.40%, 06/20/15, JPY	59,000	539
0.10%, 01/15/16 - 05/15/16, JPY	95,000	867
0.20%, 09/20/18, JPY	160,000	1,463
1.20%, 06/20/21, JPY	408,950	3,963
0.90%, 06/20/22, JPY	50,000	475
0.80%, 06/20/23, JPY	110,000	1,035
2.20%, 03/20/30, JPY	120,000	1,286
1.60%, 03/20/32, JPY	20,000	195
2.00%, 03/20/42, JPY	35,000	349
1.90%, 09/20/42, JPY	9,450	92
Japan Government Twenty Year Bond, 1.70%, 06/20/33, JPY	80,000	783
Korea Treasury Bond, 3.00%, 03/10/23, KRW	378,250	363
Malaysia Government Bond, 3.26%, 03/01/18, MYR	630	190
Mexico Bonos
8.00%, 12/17/15 - 06/11/20, MXN	7,000	554
7.75%, 12/14/17 - 11/13/42, MXN	6,700	544
6.50%, 06/10/21, MXN	19,400	1,506

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
10.00%, 12/05/24 - 11/20/36, MXN	27,900	2,705
8.50%, 11/18/38, MXN	930	82
Mexico Government International Bond
5.63%, 01/15/17 (e)	182	199
3.63%, 03/15/22	156	159
4.00%, 10/02/23	110	114
Morocco Government International Bond, 4.25%, 12/11/22	250	248
Netherlands Government Bond
4.00%, 07/15/19, EUR	600	894
2.25%, 07/15/22, EUR	770	1,082
Norway Government Bond
4.25%, 05/19/17, NOK	2,050	341
4.50%, 05/22/19, NOK	1,630	285
3.00%, 03/14/24, NOK	3,700	612
Overseas Private Investment Corp.
0.00%, 11/18/15 (j)	33	33
3.49%, 12/20/29 (q)	25	26
Panama Government International Bond, 8.88%, 09/30/27	75	107
Peru Government International Bond, 8.75%, 11/21/33	50	76
Philippine Government International Bond, 9.88%, 01/15/19	100	130
Poland Government Bond
5.25%, 10/25/17 - 10/25/20, PLN	4,532	1,553
5.75%, 10/25/21 - 09/23/22, PLN	6,415	2,311
4.00%, 10/25/23, PLN	240	78
Poland Government International Bond
5.13%, 04/21/21	215	239
5.00%, 03/23/22	150	165
Portugal Obrigacoes do Tesouro OT
3.85%, 04/15/21 (p) (q), EUR	20	28
5.65%, 02/15/24 (p) (q), EUR	85	129
Queensland Treasury Corp.
6.00%, 10/14/15, AUD	325	294
5.75%, 07/22/24, AUD	885	886
Romania Government International Bond, 6.75%, 02/07/22 (p) (q)	100	118
Russia Government Bond
6.20%, 01/31/18, RUB	26,650	615
7.50%, 03/15/18, RUB	2,900	70
Russia Government International Bond
5.00%, 04/29/20	200	203
7.50%, 03/31/30 (p) (q)	223	249
Slovenia Government International Bond, 5.85%, 05/10/23 (e) (p) (q)	250	278
South Africa Government Bond
7.75%, 02/28/23, ZAR	6,575	569
6.50%, 02/28/41, ZAR	5,725	381
Spain Government Bond
2.75%, 07/07/18, EUR	380	521
5.40%, 09/28/18 (p) (q), EUR	1,450	2,339
5.85%, 01/31/22, EUR	710	1,166
3.80%, 04/30/24 (p) (q), EUR	532	773
2.75%, 10/31/24 (p) (q), EUR	1,410	1,871
5.15%, 10/31/44 (p) (q), EUR	575	947
Sweden Government Bond
5.00%, 12/01/20, SEK	10,120	1,744
3.50%, 06/01/22, SEK	4,345	704
Tennessee Valley Authority
3.88%, 02/15/21	100	109
3.50%, 12/15/42	112	104
Turkey Government International Bond
7.50%, 11/07/19	150	172
6.75%, 05/30/40	150	170
United Kingdom Treasury Bond
2.75%, 01/22/15, GBP	465	759
2.00%, 01/22/16, GBP	230	379
1.25%, 07/22/18, GBP	250	401
1.75%, 07/22/19 - 09/07/22, GBP	2,105	3,370
2.25%, 09/07/23, GBP	980	1,581
5.00%, 03/07/25, GBP	400	802
4.75%, 12/07/30, GBP	200	407
4.50%, 09/07/34, GBP	220	442
4.25%, 12/07/40 - 12/07/46, GBP	650	1,310
3.25%, 01/22/44, GBP	345	579
Venezuela Government International Bond, 9.25%, 09/15/27	250	173
Zambia Government International Bond, 5.38%, 09/20/22	200	190
		77,777
Treasury Inflation Index Securities - 1.7%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/18 (s), BRL	190	195
Bundesrepublik Deutschland Bundesobligation Inflation Indexed Bond, 0.79%, 04/15/18 (n), EUR	233	309
Japanese Government Inflation Indexed Bond, 0.10%, 09/10/23 (s), JPY	87,975	865
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19 - 11/15/40 (n), MXN	1,036	84
2.00%, 06/09/22 (n), MXN	7,768	562
Turkey Government Inflation Indexed Bond, 3.00%, 02/23/22 (n), TRY	363	169
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/16 - 07/15/24 (n)	2,568	2,580
0.38%, 07/15/23 (n)	128	127
0.63%, 01/15/24 - 02/15/43 (n)	2,340	2,334
2.38%, 01/15/25 (n)	190	222
1.38%, 02/15/44 (n)	537	574
Uruguay Government International Inflation Indexed Bond, 3.70%, 06/26/37 (n), UYU	1,757	73
		8,094
U.S. Treasury Securities - 3.6%
U.S. Treasury Bond
3.63%, 02/19/19	40	43
4.38%, 02/15/38	1,325	1,609
2.88%, 05/15/43	851	797
3.38%, 05/15/44	475	491
3.13%, 08/15/44	225	221
U.S. Treasury Note
0.38%, 08/31/15	130	130
1.38%, 11/30/15 - 06/30/18	3,250	3,288
1.50%, 07/31/16 - 08/31/18	1,170	1,180
0.88%, 08/15/17	150	149
0.63%, 08/31/17	1,975	1,949
1.25%, 10/31/18	800	790
1.63%, 06/30/19	2,200	2,189
1.63%, 08/31/19 (e)	1,815	1,803
2.13%, 08/15/21	200	199
1.75%, 05/15/22	450	433
2.50%, 08/15/23 - 05/15/24	1,980	1,982
		17,253
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.0%
Federal Home Loan Mortgage Corp. - 0.9%
Federal Home Loan Mortgage Corp.
1.87%, 11/25/19	40	39
0.79%, 07/25/20 (i)	157	158
2.78%, 09/25/22	42	43
2.52%, 01/25/23	70	69
2.58%, 10/01/42 (i)	601	614
4.00%, 09/01/43	271	287

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.00%, 10/15/44, TBA (g)	1,275	1,342
4.50%, 10/15/44, TBA (g)	1,500	1,618
REMIC, 1.32%, 12/25/18	23	23
REMIC, 0.54%, 04/25/20 (i)	204	204
REMIC, 1.58%, 04/25/22	47	46
REMIC, 1.88%, 04/25/22	24	24
REMIC, 2.36%, 07/25/22	25	24
REMIC, 2.68%, 10/25/22	25	25
		4,516
Federal National Mortgage Association - 3.0%
Federal National Mortgage Association
2.50%, 05/01/28 - 09/01/28	275	278
2.52%, 01/01/43 (i)	731	733
4.00%, 05/01/43 - 11/01/43	773	822
3.50%, 10/15/44 - 11/15/44, TBA (g)	4,192	4,279
4.00%, 10/15/44, TBA (f) (g)	115	122
5.00%, 10/15/44, TBA (g)	225	248
4.00%, 11/15/44, TBA (g)	1,890	1,986
4.50%, 11/15/44, TBA (g)	4,895	5,268
REMIC, 0.48%, 09/25/15	266	266
REMIC, 2.61%, 03/25/22 (i)	25	25
REMIC, 3.50%, 07/25/23 (i)	125	128
REMIC, 3.33%, 10/25/23 (i)	209	215
REMIC, 3.10%, 07/25/24 (i)	45	45
		14,415
Government National Mortgage Association - 0.1%
Government National Mortgage Association, 4.00%, 08/20/44 - 09/20/44	226	240
Total Government and Agency Obligations (cost $130,661)		128,391

SHORT TERM INVESTMENTS - 10.1%
Investment Companies - 5.7%
JNL Money Market Fund, 0.01% (a) (h)	27,365	27,365
Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	20,908	20,908
Total Short Term Investments (cost $48,273)		48,273
Total Investments - 107.1% (cost $473,580)		513,781
Other Assets and Liabilities, Net - (7.1%)		(33,882)
Total Net Assets - 100.0%		$479,899

JNL/Capital Guardian Global Diversified Research Fund

COMMON STOCKS - 95.8%
AUSTRALIA - 1.5%
Oil Search Ltd.	527	$4,111
Woolworths Ltd. (e)	74	2,201
		6,312
BRAZIL - 0.3%
CCR SA	172	1,188

CANADA - 1.5%
Cameco Corp.	44	773
Cenovus Energy Inc.	111	2,994
First Quantum Minerals Ltd.	125	2,404
		6,171
CHILE - 0.3%
Enersis SA - ADR	86	1,357

CHINA - 2.3%
Bank of China Ltd. - Class H	4,025	1,803
China Mengniu Dairy Co. Ltd.	278	1,144
China Pacific Insurance Group Co. Ltd.	444	1,560
China Unicom Hong Kong Ltd.	2,466	3,698
Industrial & Commercial Bank of China Ltd. - Class H	2,615	1,635
		9,840
DENMARK - 1.6%
Novo Nordisk A/S	146	6,974

FINLAND - 1.0%
Sampo Oyj - Class A	89	4,284

FRANCE - 2.1%
Danone SA	26	1,725
L’Oreal SA	7	1,081
Pernod-Ricard SA	32	3,618
Safran SA	32	2,052
Schneider Electric SA	3	239
		8,715
GERMANY - 0.5%
Daimler AG	29	2,215

GREECE - 0.6%
JUMBO SA (c)	206	2,604

HONG KONG - 2.8%
AIA Group Ltd.	851	4,390
Cheung Kong Infrastructure Holdings Ltd.	541	3,791
Jardine Matheson Holdings Ltd.	39	2,336
Wharf Holdings Ltd.	204	1,449
		11,966
INDIA - 1.8%
Bharti Airtel Ltd.	436	2,854
ICICI Bank Ltd.	90	2,082
Infosys Technologies Ltd. - ADR (e)	42	2,535
		7,471
IRELAND - 2.0%
Accenture Plc - Class A	35	2,822
Eaton Corp. Plc	65	4,087
Glanbia Plc	113	1,639
		8,548
JAPAN - 8.1%
Cosmos Pharmaceutical Corp. (e)	10	1,317
Denso Corp.	41	1,892
Exedy Corp.	48	1,221
Fujitec Co. Ltd.	96	1,048
Hamamatsu Photonics KK	44	2,086
Kawasaki Heavy Industries Ltd.	410	1,639
KDDI Corp.	38	2,262
Keyence Corp.	7	2,984
Kubota Corp.	170	2,692
Marubeni Corp.	179	1,225
Murata Manufacturing Co. Ltd.	16	1,762
Oracle Corp. Japan	34	1,307
Rinnai Corp.	16	1,352
Ship Healthcare Holdings Inc.	29	915
SoftBank Corp.	37	2,598
Sumitomo Mitsui Financial Group Inc.	98	3,993
Sysmex Corp.	44	1,788
Trend Micro Inc.	65	2,189
		34,270

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MACAU - 0.7%
Wynn Macau Ltd.	880	2,806

MEXICO - 0.4%
Grupo Sanborns SA de CV - Class B-1 (e)	1,010	1,691

NETHERLANDS - 3.6%
ASML Holding NV	40	3,948
ASML Holding NV - ADR	19	1,897
Fugro NV - CVA	26	772
Gemalto NV	20	1,855
Koninklijke Philips NV	67	4,125
Unilever NV - CVA	70	2,794
		15,391
NORWAY - 0.3%
SeaDrill Ltd. (e)	41	1,089

PORTUGAL - 0.7%
Energias de Portugal SA	683	2,979

RUSSIAN FEDERATION - 1.2%
Rosneft OAO - GDR	217	1,262
Surgutneftegas OAO - ADR	289	1,962
Yandex NV - Class A (c)	71	1,976
		5,200
SINGAPORE - 1.6%
Avago Technologies Ltd.	41	3,532
Singapore Telecommunications Ltd.	1,060	3,155
		6,687
SOUTH AFRICA - 1.8%
Mr Price Group Ltd.	71	1,338
MTN Group Ltd.	198	4,174
Shoprite Holdings Ltd.	156	1,932
		7,444
SOUTH KOREA - 2.2%
Daum Communications Corp.	8	1,222
Hyundai Motor Co.	8	1,482
LG Household & Health Care Ltd.	6	3,069
LG Telecom Ltd.	60	696
Samsung Electronics Co. Ltd.	2	2,143
Samsung Electronics Co. Ltd. - GDR	1	670
		9,282
SWEDEN - 2.0%
Assa Abloy AB - Class B	80	4,103
Svenska Handelsbanken AB	94	4,408
		8,511
SWITZERLAND - 4.9%
ACE Ltd.	22	2,307
Cie Financiere Richemont SA	23	1,876
Holcim Ltd.	39	2,848
Julius Baer Group Ltd.	94	4,201
Partners Group Holding AG	12	3,095
Roche Holding AG	17	5,048
Swatch Group AG - Class B	3	1,210
Swatch Group AG	3	291
		20,876
THAILAND - 0.4%
Bangkok Bank PCL - NVDR	290	1,821

UNITED KINGDOM - 5.2%
AMEC Plc	67	1,201
Aon Plc - Class A	45	3,936
ARM Holdings Plc	156	2,270
AstraZeneca Plc	92	6,586
Imperial Tobacco Group Plc	111	4,781
Rio Tinto Plc	37	1,836
Tullow Oil Plc	133	1,390
		22,000
UNITED STATES OF AMERICA - 44.4%
Allegheny Technologies Inc.	32	1,198
Amazon.com Inc. (c)	9	2,805
American Tower Corp.	90	8,464
AmerisourceBergen Corp.	61	4,746
Apple Inc.	75	7,546
BlackRock Inc.	12	3,907
Boeing Co.	27	3,401
Bristol-Myers Squibb Co.	152	7,769
Broadcom Corp. - Class A	100	4,046
Caterpillar Inc.	28	2,812
Celanese Corp. - Class A	19	1,129
Cerner Corp. (c)	52	3,086
Chevron Corp.	53	6,372
Cliffs Natural Resources Inc. (e)	33	341
CME Group Inc. - Class A	33	2,655
Cobalt International Energy Inc. (c)	59	798
Comcast Corp. - Class A	67	3,625
ConocoPhillips	21	1,622
Danaher Corp.	65	4,924
Delphi Automotive Plc	61	3,717
Discovery Communications Inc. - Class C (c)	23	857
Discovery Communications Inc. - Class A (c)	23	869
DreamWorks Animation SKG Inc. - Class A (c) (e)	48	1,320
Freescale Semiconductor Ltd. (c) (e)	88	1,717
Gannett Co. Inc.	57	1,703
Gilead Sciences Inc. (c)	149	15,882
Goldman Sachs Group Inc.	18	3,231
Google Inc. - Class C (c)	4	2,483
Google Inc. - Class A (c)	3	1,706
Halliburton Co.	34	2,213
Hexcel Corp. (c)	124	4,923
Home Depot Inc.	24	2,193
Humana Inc.	16	2,124
IDEX Corp.	37	2,678
Intercontinental Exchange Inc.	11	2,048
Jabil Circuit Inc.	82	1,650
Lululemon Athletica Inc. (c) (e)	29	1,235
Marsh & McLennan Cos. Inc.	58	3,020
Monsanto Co.	11	1,260
Mosaic Co.	63	2,789
NetApp Inc.	57	2,440
Nielsen Holdings NV	46	2,048
Nike Inc. - Class B	32	2,890
Norwegian Cruise Line Holdings Ltd. (c)	60	2,172
Oracle Corp.	75	2,883
PNC Financial Services Group Inc.	24	2,088
Praxair Inc.	22	2,825
Quest Diagnostics Inc.	25	1,517
Ross Stores Inc.	27	2,063
Schlumberger Ltd.	26	2,654
Seattle Genetics Inc. (c)	184	6,841
Sirius XM Holdings Inc. (c) (e)	1,492	5,206
St. Jude Medical Inc.	26	1,545
Starbucks Corp.	66	4,996
Tableau Software Inc. - Class A (c)	20	1,475
Umpqua Holdings Corp.	97	1,598
VeriSign Inc. (c)	95	5,242
Visa Inc. - Class A	10	2,155
Waste Connections Inc.	48	2,305

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Wells Fargo & Co.	42	2,194
		188,001
Total Common Stocks (cost $313,740)		405,693

PREFERRED STOCKS - 1.7%
BRAZIL - 1.4%
Vale SA	600	5,826

SOUTH KOREA - 0.3%
Hyundai Motor Co.	13	1,428
Total Preferred Stocks (cost $8,923)		7,254

SHORT TERM INVESTMENTS - 6.5%
Investment Companies - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	10,423	10,423
Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	17,328	17,328
Total Short Term Investments (cost $27,751)		27,751
Total Investments - 104.0% (cost $350,414)		440,698
Other Assets and Liabilities, Net - (4.0%)		(17,067)
Total Net Assets - 100.0%		$423,631

JNL/DFA U.S. Core Equity Fund

COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 15.0%
1-800-Flowers.com Inc. - Class A (c)	2	$11
Aaron’s Inc.	6	139
Abercrombie & Fitch Co. - Class A	4	160
Advance Auto Parts Inc.	3	345
Aeropostale Inc. (c) (e)	3	10
AH Belo Corp.	3	29
Allison Transmission Holdings Inc.	12	350
Amazon.com Inc. (c)	8	2,725
AMC Networks Inc. - Class A (c)	3	198
America’s Car-Mart Inc. (c)	1	39
American Axle & Manufacturing Holdings Inc. (c)	5	77
American Eagle Outfitters Inc. (e)	10	140
American Public Education Inc. (c)	1	22
Ann Inc. (c)	5	202
Apollo Education Group Inc. - Class A (c)	9	237
Arctic Cat Inc.	1	31
Asbury Automotive Group Inc. (c)	3	176
Ascena Retail Group Inc. (c)	10	137
Ascent Capital Group Inc. - Class A (c)	1	54
Autoliv Inc. (e)	4	329
AutoNation Inc. (c)	9	467
AutoZone Inc. (c)	1	408
Bally Technologies Inc. (c)	1	98
Barnes & Noble Inc. (c)	5	101
Bassett Furniture Industries Inc.	1	7
Bebe Stores Inc. (e)	9	20
Bed Bath & Beyond Inc. (c)	11	693
Belmond Ltd. - Class A (c)	8	97
Best Buy Co. Inc.	25	826
Big 5 Sporting Goods Corp.	2	22
Big Lots Inc.	4	156
Biglari Holdings Inc. (c)	—	28
BJ’s Restaurants Inc. (c)	2	78
Bloomin’ Brands Inc. (c)	6	118
Blue Nile Inc. (c)	1	17
Bob Evans Farms Inc. (e)	2	91
BorgWarner Inc.	8	408
Bravo Brio Restaurant Group Inc. (c)	1	13
Bridgepoint Education Inc. (c)	3	38
Bright Horizons Family Solutions Inc. (c)	—	4
Brinker International Inc.	3	168
Brown Shoe Co. Inc.	3	79
Brunswick Corp.	5	215
Buckle Inc. (e)	1	61
Buffalo Wild Wings Inc. (c)	1	190
Build-A-Bear Workshop Inc. (c)	1	14
Burger King Worldwide Inc. (e)	4	104
Cabela’s Inc. - Class A (c) (e)	4	221
Cablevision Systems Corp. - Class A (e)	12	211
Caesars Entertainment Corp. (c) (e)	—	3
Callaway Golf Co.	8	54
Capella Education Co. (e)	1	66
Career Education Corp. (c)	4	20
Carmax Inc. (c)	8	352
Carmike Cinemas Inc. (c)	2	62
Carnival Corp.	5	186
Carriage Services Inc.	1	10
Carrol’s Restaurant Group Inc. (c)	1	8
Carter’s Inc.	4	326
Cato Corp. - Class A	2	79
Cavco Industries Inc. (c)	1	34
CBS Corp. - Class A	—	11
CBS Corp. - Class B	11	565
Charles & Colvard Ltd. (c) (e)	2	4
Charter Communications Inc. - Class A (c)	4	668
Cheesecake Factory Inc.	5	231
Chico’s FAS Inc.	9	139
Childrens Place Retail Stores Inc. (e)	1	62
Chipotle Mexican Grill Inc. - Class A (c)	1	667
Choice Hotels International Inc.	3	169
Christopher & Banks Corp. (c)	1	13
Churchill Downs Inc.	1	121
Chuy’s Holdings Inc. (c)	1	26
Cinemark Holdings Inc.	9	304
Citi Trends Inc. (c)	1	29
Clear Channel Outdoor Holdings Inc.	2	12
Coach Inc.	4	135
Cobra Electronics Corp. (c)	—	—
Columbia Sportswear Co.	3	122
Comcast Corp. - Class A	72	3,862
Comcast Corp. - Special Class A (e)	12	623
Conn’s Inc. (c) (e)	2	73
Cooper Tire & Rubber Co.	5	131
Cooper-Standard Holding Inc. (c)	—	7
Core-Mark Holding Co. Inc.	2	85
Cracker Barrel Old Country Store Inc.	2	238
Crocs Inc. (c)	6	72
CSS Industries Inc.	—	10
CST Brands Inc.	8	274
Culp Inc.	1	11
Cumulus Media Inc. - Class A (c) (e)	16	65
D.R. Horton Inc.	10	195
Dana Holding Corp.	15	290
Darden Restaurants Inc. (e)	6	333
Deckers Outdoor Corp. (c)	2	197
Del Frisco’s Restaurant Group Inc. (c) (e)	1	25
Delphi Automotive Plc	8	476
Destination Maternity Corp.	1	14
Destination XL Group Inc. (c)	2	10
DeVry Education Group Inc.	5	220
Dick’s Sporting Goods Inc.	3	123
Dillard’s Inc. - Class A (e)	3	363

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
DineEquity Inc.	2	123
DIRECTV (c)	8	709
Discovery Communications Inc. - Class A (c)	2	91
Discovery Communications Inc. - Class C (c)	5	186
DISH Network Corp. (c)	6	376
Dollar General Corp. (c)	8	460
Dollar Tree Inc. (c)	8	423
Domino’s Pizza Inc.	3	260
Dorman Products Inc. (c) (e)	2	92
DreamWorks Animation SKG Inc. - Class A (c) (e)	6	173
Drew Industries Inc.	2	95
DSW Inc. - Class A	4	123
Dunkin’ Brands Group Inc.	5	243
Einstein Noah Restaurant Group Inc.	1	26
Entercom Communications Corp. - Class A (c)	3	22
Entravision Communications Corp.	3	11
Escalade Inc. (e)	1	11
Ethan Allen Interiors Inc.	2	38
EW Scripps Co. - Class A (c) (e)	3	53
Expedia Inc.	4	340
Express Inc. (c)	6	88
FAB Universal Corp. (c)	—	—
Family Dollar Stores Inc.	4	284
Famous Dave’s Of America Inc. (c)	—	3
Federal-Mogul Corp. (c)	6	84
Fiesta Restaurant Group Inc. (c)	1	66
Finish Line Inc. - Class A	4	103
Five Below Inc. (c) (e)	3	111
Flexsteel Industries Inc.	—	7
Foot Locker Inc.	9	507
Ford Motor Co.	123	1,820
Fossil Group Inc. (c)	5	470
Fred’s Inc. - Class A	1	13
FTD Cos. Inc. (c) (e)	2	73
Fuel Systems Solutions Inc. (c) (e)	1	8
G-III Apparel Group Ltd. (c)	1	115
Gaiam Inc. - Class A (c)	—	1
GameStop Corp. - Class A (e)	10	407
Gannett Co. Inc.	10	288
Gap Inc.	6	260
Garmin Ltd. (e)	6	297
General Motors Co.	31	994
Genesco Inc. (c)	2	142
Gentex Corp.	8	216
Gentherm Inc. (c)	3	127
Genuine Parts Co.	4	360
GNC Holdings Inc. - Class A	5	194
Goodyear Tire & Rubber Co.	14	316
Graham Holdings Co	—	210
Grand Canyon Education Inc. (c)	4	175
Gray Television Inc. (c)	6	46
Group 1 Automotive Inc.	2	146
Groupon Inc. - Class A (c) (e)	12	77
Guess? Inc.	5	104
H&R Block Inc.	11	353
HanesBrands Inc.	4	403
Harley-Davidson Inc.	8	462
Harman International Industries Inc.	1	119
Harte-Hanks Inc.	4	28
Hasbro Inc.	3	168
Haverty Furniture Cos. Inc.	2	34
Helen of Troy Ltd. (c)	2	102
hhgregg Inc. (c) (e)	1	6
Hibbett Sports Inc. (c)	1	30
Hillenbrand Inc.	5	159
Home Depot Inc.	42	3,852
HomeAway Inc. (c)	3	104
Hovnanian Enterprises Inc. (c) (e)	7	26
HSN Inc.	3	166
Hyatt Hotels Corp. (c)	2	125
Iconix Brand Group Inc. (c)	2	84
Ignite Restaurant Group Inc. (c) (e)	1	5
International Game Technology	13	222
International Speedway Corp. - Class A	2	62
Interpublic Group of Cos. Inc.	18	326
Interval Leisure Group Inc.	3	63
iRobot Corp. (c) (e)	2	54
Isle of Capri Casinos Inc. (c)	1	8
J.C. Penney Co. Inc. (c) (e)	18	177
Jack in the Box Inc.	3	235
Jamba Inc. (c)	1	8
John Wiley & Sons Inc. - Class A	3	181
John Wiley & Sons Inc. - Class B	—	6
Johnson Controls Inc.	16	702
Journal Communications Inc. - Class A (c)	3	22
K12 Inc. (c) (e)	4	60
Kate Spade & Co. (c)	2	58
KB Home (e)	4	52
Kirkland’s Inc. (c)	2	24
Kohl’s Corp.	17	1,061
Kona Grill Inc. (c)	1	18
Krispy Kreme Doughnuts Inc. (c) (e)	3	53
L Brands Inc.	8	517
La-Z-Boy Inc.	3	49
Lakeland Industries Inc. (c)	—	1
Lamar Advertising Co. - Class A	—	10
Lands’ End Inc. (c)	2	62
Las Vegas Sands Corp.	10	652
Leapfrog Enterprises Inc. - Class A (c)	2	10
Lear Corp.	5	396
Leggett & Platt Inc.	8	268
Lennar Corp. - Class A	5	175
Libbey Inc. (c)	3	70
Liberty Global Plc - Class A (c)	5	208
Liberty Global Plc - Class C (c)	16	667
Liberty Interactive Corp. - Class A (c)	19	549
Liberty Media Corp. - Class A (c)	3	129
Liberty Media Corp. - Class C (c)	7	348
Liberty Tax Inc. - Class A (c) (e)	—	13
Liberty TripAdvisor Holdings Inc. - Class A (c)	6	188
Liberty Ventures - Class A (c)	6	210
Life Time Fitness Inc. (c) (e)	3	156
Lifetime Brands Inc.	1	17
LIN Media LLC - Class A (c)	2	34
Lions Gate Entertainment Corp. (e)	7	218
Lithia Motors Inc. - Class A	2	156
Live Nation Inc. (c)	8	199
LKQ Corp. (c)	11	283
Lowe’s Cos. Inc.	26	1,371
Luby’s Inc. (c)	1	7
Lululemon Athletica Inc. (c) (e)	2	92
Lumber Liquidators Holdings Inc. (c) (e)	1	57
M/I Homes Inc. (c)	2	35
Macy’s Inc.	9	546
Madison Square Garden Inc. - Class A (c)	4	262
Marcus Corp.	1	14
Marine Products Corp.	1	9
MarineMax Inc. (c)	1	24
Marriott International Inc. - Class A	7	506
Marriott Vacations Worldwide Corp. (c)	2	154
Mattel Inc.	12	353
Matthews International Corp.	2	109
Mattress Firm Holding Corp. (c) (e)	1	68
McClatchy Co. - Class A (c)	6	21
McDonald’s Corp.	21	1,983

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
McGraw-Hill Financial. Inc.	7	594
MDC Holdings Inc. (e)	4	104
Media General Inc. - Class A (c) (e)	—	5
Men’s Wearhouse Inc.	4	198
Meredith Corp.	3	108
Meritage Homes Corp. (c)	3	107
MGM Resorts International (c)	26	581
Michael Kors Holdings Ltd. (c)	7	535
Modine Manufacturing Co. (c)	4	53
Mohawk Industries Inc. (c)	3	383
Monarch Casino & Resort Inc. (c)	1	8
Monro Muffler Brake Inc. (e)	2	102
Morningstar Inc.	2	163
Motorcar Parts of America Inc. (c)	1	16
Movado Group Inc.	1	36
National CineMedia Inc.	4	64
Nautilus Inc. (c)	3	40
Netflix Inc. (c)	1	316
New York & Co. Inc. (c)	5	15
New York Times Co. - Class A (e)	10	111
Newell Rubbermaid Inc.	9	319
News Corp. - Class A (c)	8	131
News Corp. - Class B (c)	4	59
Nexstar Broadcasting Group Inc. - Class A (e)	2	85
Nike Inc. - Class B	15	1,333
Nordstrom Inc.	8	526
Norwegian Cruise Line Holdings Ltd. (c)	5	175
NutriSystem Inc.	2	26
NVR Inc. (c)	—	339
O’Reilly Automotive Inc. (c)	4	619
Office Depot Inc. (c)	33	171
Omnicom Group Inc.	11	723
Orbitz Worldwide Inc. (c)	7	52
Outerwall Inc. (c) (e)	1	73
Overstock.com Inc. (c)	1	8
Oxford Industries Inc.	1	55
Pandora Media Inc. (c)	4	85
Panera Bread Co. - Class A (c) (e)	1	209
Papa John’s International Inc.	3	117
Penn National Gaming Inc. (c)	5	61
Penske Auto Group Inc.	7	282
Pep Boys-Manny Moe & Jack (c)	2	20
PetSmart Inc.	4	284
Pier 1 Imports Inc.	6	75
Polaris Industries Inc.	2	362
Pool Corp.	2	134
Popeyes Louisiana Kitchen Inc. (c)	1	54
Priceline Group Inc. (c)	1	1,622
Pulte Homes Inc.	10	172
PVH Corp.	3	340
Quicksilver Inc. (c) (e)	7	12
Ralph Lauren Corp. - Class A	2	248
RCI Hospitality Holdings Inc. (c)	1	9
Red Lion Hotels Corp. (c)	1	4
Red Robin Gourmet Burgers Inc. (c)	1	46
Regal Entertainment Group - Class A (e)	8	160
Regis Corp.	2	35
Rent-A-Center Inc.	4	133
Restoration Hardware Holdings Inc. (c) (e)	1	45
Rocky Brands Inc.	1	9
Ross Stores Inc.	9	651
Royal Caribbean Cruises Ltd.	11	719
Ruby Tuesday Inc. (c)	3	15
Ruth’s Hospitality Group Inc.	3	35
Ryland Group Inc.	3	96
Sally Beauty Holdings Inc. (c)	6	169
Scientific Games Corp. (c)	6	61
Scripps Networks Interactive Inc. - Class A	4	299
Sears Holdings Corp. (c) (e)	6	144
SeaWorld Entertainment Inc.	1	25
Select Comfort Corp. (c)	5	109
Service Corp. International	17	350
Shiloh Industries Inc. (c)	1	14
Shoe Carnival Inc.	1	23
Shutterstock Inc. (c) (e)	1	74
Signet Jewelers Ltd.	3	289
Sinclair Broadcast Group Inc. - Class A (e)	7	187
Sirius XM Holdings Inc. (c) (e)	67	233
Six Flags Entertainment Corp.	5	170
Sizmek Inc. (c)	3	24
Skechers U.S.A. Inc. - Class A (c)	3	135
Skullcandy Inc. (c)	2	12
Smith & Wesson Holding Corp. (c) (e)	3	27
Sonic Automotive Inc.	4	107
Sonic Corp. (c)	4	88
Sotheby’s	4	138
Spartan Motors Inc.	2	7
Speedway Motorsports Inc.	2	34
Stage Stores Inc.	3	49
Standard Motor Products Inc.	2	76
Standard-Pacific Corp. (c)	16	124
Staples Inc.	21	249
Starbucks Corp.	20	1,472
Starwood Hotels & Resorts Worldwide Inc.	5	383
Starz - Class A (c)	5	165
Stein Mart Inc.	3	33
Steiner Leisure Ltd. (c)	1	33
Steven Madden Ltd. (c)	4	143
Stoneridge Inc. (c)	3	35
Strayer Education Inc. (c)	1	41
Sturm Ruger & Co. Inc. (e)	—	19
Systemax Inc. (c)	2	21
Target Corp.	18	1,141
Taylor Morrison Home Corp. - Class A (c)	1	24
Tempur Sealy International Inc. (c)	4	198
Tenneco Inc. (c)	3	182
Tesla Motors Inc. (c)	3	675
Texas Roadhouse Inc.	5	142
Thor Industries Inc.	4	181
Tiffany & Co.	4	420
Tile Shop Holdings Inc. (c) (e)	—	2
Time Inc. (c)	3	61
Time Warner Cable Inc.	6	918
Time Warner Inc.	21	1,567
TJX Cos. Inc.	18	1,063
Toll Brothers Inc. (c)	8	237
Tower International Inc. (c)	2	43
Town Sports International Holdings Inc. (e)	2	11
Tractor Supply Co.	5	310
TripAdvisor Inc. (c)	4	357
TRW Automotive Holdings Corp. (c)	8	769
Tumi Holdings Inc. (c) (e)	3	59
Tupperware Brands Corp.	3	184
Twenty-First Century Fox Inc. - Class A	24	824
Twenty-First Century Fox Inc. - Class B	7	240
Ulta Salon Cosmetics & Fragrance Inc. (c)	2	286
Under Armour Inc. - Class A (c)	4	299
Unifi Inc. (c)	—	11
Universal Electronics Inc. (c)	2	84
Universal Technical Institute Inc.	2	16
Urban Outfitters Inc. (c)	11	387
Vail Resorts Inc.	2	193
ValueVision Media Inc. (c)	1	5
VF Corp.	6	394
Viacom Inc. - Class A	—	8
Viacom Inc. - Class B	8	611

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Visteon Corp. (c)	4	399
Vitamin Shoppe Inc. (c)	2	73
VOXX International Corp. - Class A (c)	—	1
WABCO Holdings Inc. (c)	5	418
Walt Disney Co.	33	2,959
Weight Watchers International Inc. (e)	1	27
Wendy’s Co.	22	184
West Marine Inc. (c)	1	9
Weyco Group Inc.	1	13
Whirlpool Corp.	5	742
William Lyon Homes - Class A (c)	1	23
Williams-Sonoma Inc.	6	416
Winmark Corp.	—	18
Winnebago Industries Inc. (c)	2	46
Wolverine World Wide Inc. (e)	6	156
Wyndham Worldwide Corp.	7	592
Wynn Resorts Ltd.	2	337
Yum! Brands Inc.	11	823
Zumiez Inc. (c)	2	55
		94,342
CONSUMER STAPLES - 7.5%
Alico Inc.	—	11
Alliance One International Inc. (c)	5	10
Altria Group Inc.	60	2,756
Andersons Inc.	2	136
Annie’s Inc. (c) (e)	1	29
Archer-Daniels-Midland Co.	15	777
Avon Products Inc.	12	149
B&G Foods Inc. (e)	5	134
Boston Beer Co. Inc. (c)	—	89
Boulder Brands Inc. (c)	4	55
Brown-Forman Corp. - Class A	1	67
Brown-Forman Corp. - Class B	3	290
Bunge Ltd.	4	316
Cal-Maine Foods Inc.	2	143
Calavo Growers Inc.	1	45
Campbell Soup Co.	11	487
Casey’s General Stores Inc.	4	297
Central Garden & Pet Co. (c)	1	4
Central Garden & Pet Co. - Class A (c)	3	22
Chefs’ Warehouse Inc. (c) (e)	1	15
Chiquita Brands International Inc. (c)	3	44
Church & Dwight Co. Inc.	5	324
Clorox Co.	5	450
Coca-Cola Bottling Co.	1	45
Coca-Cola Co.	101	4,314
Coca-Cola Enterprises Inc.	7	327
Colgate-Palmolive Co.	20	1,306
ConAgra Foods Inc.	21	697
Constellation Brands Inc. - Class A (c)	6	512
Constellation Brands Inc. - Class B (c)	—	1
Costco Wholesale Corp.	9	1,188
Craft Brewers Alliance Inc. (c)	1	12
CVS Caremark Corp.	27	2,142
Darling Ingredients Inc. (c)	9	157
Dean Foods Co. (e)	7	93
Diamond Foods Inc. (c)	2	43
Dr. Pepper Snapple Group Inc.	10	622
Elizabeth Arden Inc. (c) (e)	1	18
Energizer Holdings Inc.	3	372
Estee Lauder Cos. Inc.	6	456
Farmer Bros. Co. (c) (e)	1	20
Flowers Foods Inc.	13	244
Fresh Del Monte Produce Inc.	4	128
General Mills Inc.	13	665
Hain Celestial Group Inc. (c)	1	138
Herbalife Ltd. (e)	2	101
Hershey Co.	4	383
Hormel Foods Corp.	5	276
Ingles Markets Inc. - Class A	1	23
Ingredion Inc.	6	438
Inter Parfums Inc.	2	47
Inventure Foods Inc. (c)	1	14
J&J Snack Foods Corp.	1	84
JM Smucker Co.	5	455
John B. Sanfilippo & Son Inc.	—	14
Kellogg Co.	7	431
Keurig Green Mountain Inc.	4	582
Kimberly-Clark Corp.	10	1,049
Kraft Foods Group Inc.	16	922
Kroger Co.	18	925
Lancaster Colony Corp.	2	195
Limoneira Co.	1	26
Lorillard Inc.	7	410
Mannatech Inc. (c)	—	5
McCormick & Co. Inc.	3	187
Mead Johnson Nutrition Co.	7	666
Medifast Inc. (c)	1	39
MGP Ingredients Inc.	—	6
Molson Coors Brewing Co. - Class B	8	566
Mondelez International Inc. - Class A	17	574
Monster Beverage Corp. (c)	7	649
National Beverage Corp. (c)	2	35
Nu Skin Enterprises Inc.	1	55
Nutraceutical International Corp. (c)	1	23
Oil-Dri Corp. of America	—	3
Omega Protein Corp. (c)	1	17
Orchids Paper Products Co.	1	14
Pantry Inc. (c)	2	39
PepsiCo Inc.	46	4,316
Philip Morris International Inc.	27	2,256
Pilgrim’s Pride Corp. (c)	8	233
Pinnacle Foods Inc.	5	148
Post Holdings Inc. (c) (e)	4	120
Prestige Brands Holdings Inc. (c)	3	102
PriceSmart Inc. (e)	2	161
Procter & Gamble Co.	35	2,938
Revlon Inc. - Class A (c)	3	87
Reynolds American Inc.	7	402
Rite Aid Corp. (c)	24	115
Safeway Inc.	14	466
Sanderson Farms Inc. (e)	2	183
Seneca Foods Corp. (c)	—	11
Snyders-Lance Inc.	5	139
SpartanNash Co.	3	56
Spectrum Brands Holdings Inc.	3	299
SUPERVALU Inc. (c)	17	153
Sysco Corp.	13	481
The Fresh Market Inc. (c) (e)	2	52
Tootsie Roll Industries Inc. (e)	2	47
TreeHouse Foods Inc. (c)	3	227
Tyson Foods Inc.	16	621
United Natural Foods Inc. (c)	3	182
Universal Corp. (e)	1	49
USANA Health Sciences Inc. (c) (e)	1	37
Vector Group Ltd. (e)	2	53
Village Super Market Inc. - Class A	—	7
Wal-Mart Stores Inc.	35	2,667
Walgreen Co.	12	700
WD-40 Co.	1	86
Weis Markets Inc.	2	59
WhiteWave Foods Co. - Class A (c)	8	309
Whole Foods Market Inc.	5	209
		47,374

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ENERGY - 10.9%
Adams Resources & Energy Inc.	—	11
Alon USA Energy Inc.	6	80
Alpha Natural Resources Inc. (c) (e)	12	30
Anadarko Petroleum Corp.	17	1,766
Apache Corp.	10	968
Athlon Energy Inc. (c)	3	171
Atwood Oceanics Inc. (c)	4	189
Baker Hughes Inc.	9	559
Basic Energy Services Inc. (c)	4	85
Bill Barrett Corp. (c) (e)	3	63
Bolt Technology Corp.	1	33
Bonanza Creek Energy Inc. (c)	4	247
BPZ Resources Inc. (c) (e)	4	8
Bristow Group Inc.	2	101
C&J Energy Services Inc. (c)	4	113
Cabot Oil & Gas Corp. - Class A	15	496
Callon Petroleum Co. (c)	3	25
Cameron International Corp. (c)	10	676
CARBO Ceramics Inc. (e)	1	72
Carrizo Oil & Gas Inc. (c)	4	208
Cheniere Energy Inc. (c)	5	420
Chesapeake Energy Corp.	48	1,103
Chevron Corp.	50	5,996
Cimarex Energy Co.	6	798
Clayton Williams Energy Inc. (c)	1	125
Cloud Peak Energy Inc. (c)	5	63
Cobalt International Energy Inc. (c)	8	105
Comstock Resources Inc. (e)	2	42
Concho Resources Inc. (c)	7	849
ConocoPhillips	42	3,246
CONSOL Energy Inc.	10	380
Contango Oil & Gas Co. (c)	1	38
Continental Resources Inc. (c) (e)	3	226
Core Laboratories NV	2	234
CVR Energy Inc. (e)	3	156
Delek US Holdings Inc.	5	150
Denbury Resources Inc.	24	359
Devon Energy Corp.	11	720
DHT Holdings Inc.	3	19
Diamond Offshore Drilling Inc. (e)	9	317
Diamondback Energy Inc. (c)	3	196
Dresser-Rand Group Inc. (c)	5	403
Dril-Quip Inc. (c)	2	179
Emerald Oil Inc. (c) (e)	2	15
Energen Corp.	5	325
Energy XXI Bermuda Ltd. (e)	6	68
EnLink Midstream LLC	6	229
EOG Resources Inc.	22	2,193
EQT Corp.	4	333
Era Group Inc. (c)	2	34
Evolution Petroleum Corp.	1	5
Exterran Holdings Inc.	6	256
Exxon Mobil Corp.	125	11,759
FMC Technologies Inc. (c)	8	429
Forum Energy Technologies Inc. (c)	6	174
GasLog Ltd.	4	90
Gastar Exploration Inc. (c)	6	35
Geospace Technologies Corp. (c)	1	25
Goodrich Petroleum Corp. (c) (e)	2	27
Green Plains Inc.	3	108
Gulf Island Fabrication Inc.	1	15
Gulfmark Offshore Inc. - Class A	2	66
Gulfport Energy Corp. (c)	4	234
Halcon Resources Corp. (c) (e)	20	78
Halliburton Co.	21	1,369
Helix Energy Solutions Group Inc. (c)	10	214
Helmerich & Payne Inc.	6	619
Hercules Offshore Inc. (c) (e)	6	13
Hess Corp.	7	679
HKN Inc. (c) (p) (q)	—	1
HollyFrontier Corp.	8	337
Hornbeck Offshore Services Inc. (c) (e)	2	74
ION Geophysical Corp. (c)	12	34
Key Energy Services Inc. (c)	13	64
Kinder Morgan Inc. (e)	27	1,038
Knightsbridge Tankers Ltd.	3	24
Kodiak Oil & Gas Corp. (c)	26	358
Kosmos Energy Ltd. (c)	19	191
Laredo Petroleum Holdings Inc. (c) (e)	5	110
LinnCo LLC	8	220
Marathon Oil Corp.	23	853
Marathon Petroleum Corp.	9	725
Matador Resources Co. (c)	5	126
Matrix Service Co. (c)	2	46
McDermott International Inc. (c) (e)	4	23
Miller Energy Resources Inc. (c) (e)	—	1
Mitcham Industries Inc. (c)	1	6
Murphy Oil Corp.	5	270
Murphy USA Inc. (c)	4	196
Nabors Industries Ltd.	19	433
National Oilwell Varco Inc.	10	767
Natural Gas Services Group Inc. (c)	1	21
Newfield Exploration Co. (c)	13	478
Newpark Resources Inc. (c)	7	90
Noble Corp plc	10	227
Noble Energy Inc.	9	598
Northern Oil and Gas Inc. (c) (e)	4	63
Oasis Petroleum Inc. (c)	10	411
Occidental Petroleum Corp.	24	2,266
Oceaneering International Inc.	5	309
Oil States International Inc. (c)	5	326
Pacific Drilling SA	2	14
Panhandle Oil and Gas Inc. - Class A	1	46
Paragon Offshore Plc (c) (e)	4	24
Parker Drilling Co. (c)	10	50
Patterson-UTI Energy Inc.	13	409
PBF Energy Inc. - Class A	7	158
PDC Energy Inc. (c)	2	121
Peabody Energy Corp. (e)	17	211
Penn Virginia Corp. (c)	7	93
PetroQuest Energy Inc. (c)	7	40
PHI Inc. (c)	—	4
PHI Inc. (c)	1	45
Phillips 66	7	580
Pioneer Energy Services Corp. (c)	2	32
Pioneer Natural Resources Co.	4	794
QEP Resources Inc.	18	543
Range Resources Corp.	5	372
Renewable Energy Group Inc. (c)	2	17
Rentech Inc. (c)	2	4
Rex Energy Corp. (c)	5	63
RigNet Inc. (c)	1	34
Rosetta Resources Inc. (c)	5	230
Rowan Cos. Plc - Class A	6	163
RPC Inc.	14	306
SandRidge Energy Inc. (c) (e)	45	191
Schlumberger Ltd.	26	2,635
Scorpio Tankers Inc.	12	98
SEACOR Holdings Inc. (c)	2	118
SemGroup Corp. - Class A	3	215
Seventy Seven Energy Inc. (c)	2	52
Ship Finance International Ltd. (e)	4	76
SM Energy Co.	7	519
Southwestern Energy Co. (c)	31	1,079

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Spectra Energy Corp.	13	511
Stone Energy Corp. (c)	5	146
Superior Energy Services Inc.	10	342
Synergy Resources Corp. (c)	4	43
Targa Resources Corp.	3	342
Teekay Corp.	5	349
Tesco Corp.	3	64
Tesoro Corp.	7	454
Tetra Technologies Inc. (c)	6	63
TGC Industries Inc. (c)	1	3
Tidewater Inc.	4	149
Transocean Ltd. (e)	16	506
Triangle Petroleum Corp. (c) (e)	6	69
Ultra Petroleum Corp. (c) (e)	8	197
Unit Corp. (c)	3	201
VAALCO Energy Inc. (c)	5	43
Valero Energy Corp.	13	593
W&T Offshore Inc. (e)	5	58
Warren Resources Inc. (c)	6	29
Weatherford International Plc (c)	37	761
Western Refining Inc.	9	387
Westmoreland Coal Co. (c)	1	45
Whiting Petroleum Corp. (c)	8	651
Willbros Group Inc. (c)	6	49
Williams Cos. Inc.	14	782
World Fuel Services Corp. (e)	4	157
WPX Energy Inc. (c)	13	319
		68,752
FINANCIALS - 12.3%
1st Source Corp.	2	46
1st United Bancorp Inc.	1	11
ACE Ltd.	3	367
Actua Corp. (c)	3	46
Affiliated Managers Group Inc. (c)	2	341
AFLAC Inc.	9	501
Alexander & Baldwin Inc.	4	135
Alleghany Corp. (c)	—	197
Allied World Assurance Co. Holdings Ltd.	5	167
Allstate Corp.	10	641
Altisource Portfolio Solutions SA (c) (e)	1	89
Ambac Financial Group Inc. (c)	2	43
American Capital Ltd. (c)	8	119
American Equity Investment Life Holding Co.	6	148
American Express Co.	24	2,138
American Financial Group Inc.	5	265
American International Group Inc.	16	888
American National Insurance Co.	1	159
Ameriprise Financial Inc.	4	519
Ameris Bancorp	2	38
Amerisafe Inc.	1	43
AmTrust Financial Services Inc. (e)	5	215
Aon Plc - Class A	5	420
Arch Capital Group Ltd. (c)	4	220
Argo Group International Holdings Ltd.	1	33
Arrow Financial Corp.	—	1
Arthur J Gallagher & Co.	4	185
Artisan Partners Asset Management Inc. - Class A	—	11
Aspen Insurance Holdings Ltd.	4	175
Associated Bancorp	11	195
Assurant Inc.	4	249
Assured Guaranty Ltd.	10	227
Astoria Financial Corp.	8	97
Atlanticus Holdings Corp. (c) (e)	1	1
AV Homes Inc. (c)	1	9
Axis Capital Holdings Ltd.	4	212
Baldwin & Lyons Inc. - Class B	1	13
BancFirst Corp.	1	69
Bancorp Inc. (c)	2	18
BancorpSouth Inc.	8	166
Bank Mutual Corp.	4	28
Bank of America Corp.	127	2,171
Bank of Hawaii Corp.	3	170
Bank of New York Mellon Corp.	26	1,012
Bank of the Ozarks Inc.	4	119
BankUnited Inc.	5	162
Banner Corp.	2	60
BB&T Corp.	9	325
BBCN Bancorp Inc.	7	99
Beneficial Mutual Bancorp Inc. (c)	5	61
Berkshire Hathaway Inc. - Class B (c)	38	5,302
Berkshire Hills Bancorp Inc.	2	38
BGC Partners Inc.	21	158
BlackRock Inc.	1	422
BofI Holding Inc. (c)	1	44
BOK Financial Corp.	3	187
Boston Private Financial Holdings Inc.	7	82
Brookline Bancorp Inc.	7	56
Brown & Brown Inc.	9	280
Bryn Mawr Bank Corp.	1	42
C&F Financial Corp.	—	1
Calamos Asset Management Inc. - Class A	2	18
Camden National Corp.	—	14
Capital City Bank Group Inc.	1	9
Capital One Financial Corp.	8	682
Capital Southwest Corp.	1	18
Capitol Federal Financial Inc.	11	134
Cardinal Financial Corp.	2	33
CareTrust REIT Inc. (c)	2	21
Cascade Bancorp (c)	1	6
Cash America International Inc.	2	86
Cathay General Bancorp	6	149
CBOE Holdings Inc.	4	234
CBRE Group Inc. - Class A (c)	11	338
CenterState Banks of Florida Inc.	3	26
Central Pacific Financial Corp.	3	45
Charles Schwab Corp.	16	463
Chemical Financial Corp.	2	62
Chubb Corp.	3	264
Cincinnati Financial Corp.	5	233
CIT Group Inc.	4	180
Citigroup Inc.	37	1,904
Citizens Inc. - Class A (c) (e)	4	24
City Holdings Co.	1	45
City National Corp.	3	214
Clifton Bancorp Inc.	1	16
CME Group Inc.	4	313
CNA Financial Corp.	2	57
CNB Financial Corp.	1	17
CNO Financial Group Inc.	12	195
CoBiz Financial Inc.	3	32
Cohen & Steers Inc. (e)	1	31
Columbia Banking System Inc.	4	101
Comerica Inc.	5	233
Commerce Bancshares Inc.	6	248
Community Bank System Inc.	3	101
Community Trust Bancorp Inc.	2	54
ConnectOne Bancorp Inc.	1	25
Consolidated-Tomoka Land Co.	—	21
Cowen Group Inc. - Class A (c)	9	33
Crawford & Co.	1	12
Credit Acceptance Corp. (c)	2	259
Cullen/Frost Bankers Inc.	3	251
Customers Bancorp Inc. (c)	1	22
CVB Financial Corp.	9	126

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Diamond Hill Investment Group Inc.	—	12
Dime Community Bancshares Inc.	3	46
Discover Financial Services	10	642
Donegal Group Inc. - Class A	2	25
Doral Financial Corp. (c) (e)	1	4
E*TRADE Financial Corp. (c)	7	169
East West Bancorp Inc.	9	296
Eaton Vance Corp.	6	231
EMC Insurance Group Inc.	1	32
Employer Holdings Inc.	3	51
Endurance Specialty Holdings Ltd.	4	210
Enstar Group Ltd. (c)	1	164
Enterprise Financial Services Corp.	1	23
Erie Indemnity Co. - Class A	3	258
ESSA BanCorp Inc.	1	11
EverBank Financial Corp.	2	38
Evercore Partners Inc.	2	107
Everest Re Group Ltd.	2	243
EZCorp Inc. (c)	3	30
Farmers Capital Bank Corp. (c) (e)	1	14
FBL Financial Group Inc. - Class A	1	63
Federal Agricultural Mortgage Corp. - Class C	1	29
Federated Investors Inc. - Class B (e)	8	244
Federated National Holding Co.	1	20
Fidelity National Financial Inc.	7	202
Fifth Third Bancorp	21	414
Financial Engines Inc. (e)	2	55
Financial Institutions Inc.	1	20
First American Financial Corp. (e)	6	157
First Bancorp Inc. (c)	15	70
First Bancorp Inc.	1	8
First Busey Corp.	6	31
First Cash Financial Services Inc. (c)	2	101
First Citizens BancShares Inc. - Class A (e)	—	75
First Commonwealth Financial Corp.	7	61
First Community Bancshares Inc.	1	11
First Defiance Financial Corp.	—	10
First Financial Bancorp	4	65
First Financial Bankshares Inc. (e)	2	67
First Financial Corp.	1	30
First Financial Northwest Inc.	1	8
First Horizon National Corp.	12	151
First Interstate BancSystem Inc. - Class A	2	41
First Merchants Corp.	3	63
First Midwest Bancorp Inc.	7	105
First Niagara Financial Group Inc.	18	153
First Republic Bank (e)	5	261
FirstMerit Corp.	9	150
Flagstar Bancorp Inc. (c)	2	39
Flushing Financial Corp.	2	43
FNB Corp.	13	156
Forest City Enterprises Inc. (c)	10	199
Forestar Group Inc. (c)	2	40
Fox Chase Bancorp Inc.	1	10
Franklin Resources Inc.	7	381
Fulton Financial Corp.	15	169
FXCM Inc. - Class A (e)	2	34
Gain Capital Holdings Inc. (e)	4	24
GAMCO Investors Inc.	1	45
Genworth Financial Inc. (c)	13	169
Geo Group Inc.	4	137
German American Bancorp Inc.	1	15
GFI Group Inc.	8	45
Glacier Bancorp Inc.	6	147
Global Indemnity Plc (c)	1	18
Goldman Sachs Group Inc.	8	1,388
Great Southern Bancorp Inc.	1	30
Green Dot Corp. (c)	2	45
Greenlight Capital Re Ltd. - Class A (c)	2	65
Hallmark Financial Services Inc. (c)	2	22
Hancock Holding Co.	6	178
Hanmi Financial Corp.	2	49
Hanover Insurance Group Inc.	4	224
Hartford Financial Services Group Inc.	12	432
HCC Insurance Holdings Inc.	4	208
HCI Group Inc. (e)	1	43
Heartland Financial USA Inc.	1	33
Heritage Commerce Corp.	1	9
Heritage Financial Corp.	2	30
HFF Inc. - Class A	2	66
Hilltop Holdings Inc. (c)	7	146
Home Bancshares Inc.	4	113
HomeStreet Inc.	1	14
Horace Mann Educators Corp.	1	42
Horizon BanCorp	1	12
Howard Hughes Corp. (c)	2	263
Hudson City Bancorp Inc.	25	243
Hudson Valley Holding Corp.	1	25
Huntington Bancshares Inc.	32	309
IberiaBank Corp.	3	163
Imperial Holdings Inc. (c)	2	10
Independent Bank Corp.	2	61
Interactive Brokers Group Inc.	5	135
Intercontinental Exchange Inc.	1	224
International Bancshares Corp.	5	112
INTL FCStone Inc. (c)	1	24
Invesco Ltd.	21	835
Investment Technology Group Inc. (c)	3	49
Investors Bancorp Inc.	15	150
Janus Capital Group Inc. (e)	15	219
JMP Group Inc.	2	10
Jones Lang LaSalle Inc.	3	337
JPMorgan Chase & Co.	46	2,747
Kearny Financial Corp. (c)	2	29
Kemper Corp.	4	148
Kennedy-Wilson Holdings Inc.	5	121
KeyCorp	23	302
Ladenburg Thalmann Financial Services Inc. (c)	7	29
Lakeland Bancorp Inc.	2	22
Lakeland Financial Corp.	1	45
Legg Mason Inc.	6	309
Leucadia National Corp.	8	186
Lincoln National Corp.	8	424
Loews Corp.	8	316
LPL Financial Holdings Inc.	7	320
M&T Bank Corp.	3	346
Macatawa Bank Corp.	1	3
Maiden Holdings Ltd.	5	58
MainSource Financial Group Inc. (e)	1	21
Manning & Napier Inc. - Class A	1	18
Markel Corp. (c)	1	399
MarketAxess Holdings Inc.	2	124
Marlin Business Services Inc.	1	18
Marsh & McLennan Cos. Inc.	9	494
MB Financial Inc.	5	151
MBIA Inc. (c)	11	100
Meadowbrook Insurance Group Inc.	4	25
Medallion Financial Corp.	2	18
Mercantile Bank Corp.	1	12
Merchants Bancshares Inc.	—	4
Mercury General Corp.	4	194
Meridian Bancorp Inc. (c) (e)	2	26
Meta Financial Group Inc.	—	4
MetLife Inc.	12	619
Metro Bancorp Inc. (c)	—	7

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MGIC Investment Corp. (c)	10	78
Midsouth Bancorp Inc.	1	10
Montpelier Re Holdings Ltd.	3	90
Moody’s Corp.	9	858
Morgan Stanley	18	617
MSCI Inc.	5	253
NASDAQ OMX Group Inc.	4	188
National Bank Holdings Corp. - Class A	2	33
National Interstate Corp.	1	38
National Penn Bancshares Inc.	11	106
Nationstar Mortgage Holdings Inc. (c) (e)	2	84
Navient Corp.	22	386
Navigators Group Inc. (c)	1	37
NBT Bancorp Inc.	3	68
Nelnet Inc. - Class A	3	113
New York Community Bancorp Inc. (e)	11	182
NewBridge Bancorp (c)	1	11
NewStar Financial Inc. (c)	2	26
Northern Trust Corp.	8	560
Northfield Bancorp Inc.	4	53
Northwest Bancshares Inc.	8	96
OceanFirst Financial Corp.	1	13
Ocwen Financial Corp. (c)	4	93
OFG Bancorp (e)	4	61
Old National Bancorp	8	101
Old Republic International Corp.	14	193
OmniAmerican Bancorp Inc.	1	13
OneBeacon Insurance Group Ltd. - Class A	2	32
Oppenheimer Holdings Inc.	—	6
Oritani Financial Corp.	3	44
Pacific Continental Corp.	1	10
PacWest Bancorp	4	182
Park National Corp. (e)	1	38
Park Sterling Corp.	4	26
PartnerRe Ltd.	3	375
PennyMac Financial Services Inc. - Class A (c) (e)	1	10
People’s United Financial Inc. (e)	16	233
Peoples Bancorp Inc.	1	24
PHH Corp. (c)	3	73
Pico Holdings Inc. (c)	2	30
Pinnacle Financial Partners Inc.	3	98
Piper Jaffray Cos. (c)	1	47
Platinum Underwriters Holdings Ltd.	2	116
PNC Financial Services Group Inc.	7	557
Popular Inc. (c)	5	157
Portfolio Recovery Associates Inc. (c)	4	216
Preferred Bank (c)	1	14
Primerica Inc.	5	217
Principal Financial Group Inc.	14	736
PrivateBancorp Inc.	6	187
ProAssurance Corp.	4	173
Progressive Corp.	28	714
Prosperity Bancshares Inc.	4	207
Protective Life Corp.	5	347
Provident Financial Holdings Inc.	—	6
Provident Financial Services Inc.	5	74
Prudential Financial Inc.	6	491
Radian Group Inc.	6	83
Raymond James Financial Inc.	6	295
RCS Capital Corp. - Class A	2	37
Realogy Holdings Corp. (c)	10	384
Regional Management Corp. (c)	—	9
Regions Financial Corp.	36	361
Reinsurance Group of America Inc.	4	291
RenaissanceRe Holdings Ltd.	3	280
Renasant Corp.	2	60
Republic Bancorp Inc. - Class A (e)	1	19
Resource America Inc. - Class A	1	8
RLI Corp.	3	121
S&T Bancorp Inc.	2	49
Safety Insurance Group Inc.	2	126
Sandy Spring Bancorp Inc.	2	37
SEI Investments Co.	8	293
Selective Insurance Group Inc.	5	107
Sierra Bancorp	1	10
Signature Bank (c)	2	251
Simmons First National Corp. - Class A	1	53
Simplicity Bancorp Inc.	—	7
SLM Corp.	35	300
South State Corp.	2	93
Southside Bancshares Inc. (e)	2	50
Southwest Bancorp Inc.	2	28
St. Joe Co. (c) (e)	3	60
StanCorp Financial Group Inc.	3	207
State Auto Financial Corp.	3	51
State Street Corp.	5	379
Sterling Bancorp	5	69
Stewart Information Services Corp.	2	51
Stifel Financial Corp. (c)	3	161
Stock Yards Bancorp Inc.	1	25
Suffolk Bancorp	1	27
Sun Bancorp Inc. (c) (e)	1	16
SunTrust Banks Inc.	6	245
Susquehanna Bancshares Inc.	14	145
SVB Financial Group (c)	4	446
Symetra Financial Corp.	7	172
Synovus Financial Corp.	7	170
T. Rowe Price Group Inc.	6	444
TCF Financial Corp.	14	221
TD Ameritrade Holding Corp.	15	493
Tejon Ranch Co. (c)	1	25
Territorial Bancorp Inc.	1	22
Texas Capital Bancshares Inc. (c)	2	139
TFS Financial Corp.	12	178
Tompkins Financial Corp.	1	49
Torchmark Corp.	4	188
TowneBank (e)	1	18
Travelers Cos. Inc.	10	902
Tree.com Inc. (c)	—	10
Trico Bancshares (e)	1	29
TrustCo Bank Corp.	7	48
Trustmark Corp.	5	126
U.S. Bancorp	33	1,368
UMB Financial Corp.	3	182
Umpqua Holdings Corp.	12	205
Union Bankshares Corp.	3	64
United Bankshares Inc.	5	150
United Community Banks Inc.	4	65
United Community Financial Corp.	3	14
United Financial Bancorp Inc.	3	39
United Fire Group Inc.	1	33
Universal Insurance Holdings Inc.	4	48
Univest Corp. of Pennsylvania	1	24
Unum Group	7	238
Validus Holdings Ltd.	5	215
Valley National Bancorp (e)	6	57
ViewPoint Financial Group Inc	3	60
Virtus Investment Partners Inc.	1	104
Voya Financial Inc.	3	121
Waddell & Reed Financial Inc.	4	224
Washington Federal Inc. (e)	9	183
Washington Trust Bancorp Inc. (e)	1	32
Waterstone Financial Inc.	2	21
Webster Financial Corp.	7	211
Wells Fargo & Co.	90	4,671

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
WesBanco Inc.	2	63
West Bancorp Inc.	1	11
Westamerica Bancorp (e)	2	74
Western Alliance Bancorp (c)	5	122
Westwood Holdings Group Inc.	1	28
White Mountains Insurance Group Ltd.	—	117
Willis Group Holdings Plc	6	256
Wilshire Bancorp Inc.	8	74
Wintrust Financial Corp.	4	157
WisdomTree Investments Inc. (c) (e)	7	84
World Acceptance Corp. (c) (e)	1	34
WR Berkley Corp.	7	312
WSFS Financial Corp.	1	43
XL Group Plc	13	434
Yadkin Financial Corp (c)	—	1
Zions Bancorp	9	272
		77,164
HEALTH CARE - 11.4%
Abbott Laboratories	11	443
AbbVie Inc.	48	2,787
Acadia HealthCare Co. Inc. (c)	3	141
Accuray Inc. (c) (e)	1	8
Actavis plc (c)	4	1,005
Addus HomeCare Corp. (c)	1	22
Aetna Inc.	10	774
Affymetrix Inc. (c) (e)	8	62
Agilent Technologies Inc.	4	245
Air Methods Corp. (c) (e)	4	226
Akorn Inc. (c)	4	159
Albany Molecular Research Inc. (c) (e)	3	55
Alere Inc. (c)	5	195
Alexion Pharmaceuticals Inc. (c)	3	564
Align Technology Inc. (c)	3	145
Alkermes Plc (c)	2	77
Allergan Inc.	5	927
Alliance HealthCare Services Inc. (c) (e)	1	16
Allscripts-Misys Healthcare Solutions Inc. (c)	12	158
Almost Family Inc. (c)	1	16
Alnylam Pharmaceuticals Inc. (c)	1	105
Amedisys Inc. (c)	4	73
AmerisourceBergen Corp.	8	596
Amgen Inc.	15	2,146
AMN Healthcare Services Inc. (c)	3	41
Amsurg Corp. (c)	4	212
Analogic Corp.	1	41
AngioDynamics Inc. (c)	3	38
Anika Therapeutics Inc. (c)	1	44
athenahealth Inc. (c)	1	132
Atrion Corp.	—	19
Auxilium Pharmaceuticals Inc. (c)	2	70
Baxano Surgical Inc. (c) (e)	1	—
Baxter International Inc.	14	983
Becton Dickinson & Co.	3	376
Bio-Rad Laboratories Inc. - Class A (c)	1	140
Bio-Reference Labs Inc. (c) (e)	2	45
Biogen Idec Inc. (c)	5	1,690
BioMarin Pharmaceutical Inc. (c)	1	103
BioScrip Inc. (c) (e)	5	37
BioTelemetry Inc. (c)	—	2
Boston Scientific Corp. (c)	38	453
Bristol-Myers Squibb Co.	22	1,101
Brookdale Senior Living Inc. (c)	6	193
Bruker Corp. (c)	7	130
Cambrex Corp. (c)	3	52
Cantel Medical Corp.	3	89
Capital Senior Living Corp. (c) (e)	2	37
Cardinal Health Inc.	7	545
CareFusion Corp. (c)	10	457
Celgene Corp. (c)	24	2,309
Centene Corp. (c)	3	240
Cerner Corp. (c)	5	301
Charles River Laboratories International Inc. (c)	4	235
Chemed Corp. (e)	1	72
CIGNA Corp.	7	666
Community Health Systems Inc. (c)	10	567
Computer Programs & Systems Inc.	1	43
Conmed Corp.	1	41
Cooper Cos. Inc.	2	256
Corvel Corp. (c)	1	44
Covance Inc. (c)	2	185
Covidien Plc	7	638
CR Bard Inc.	2	322
Cross Country Healthcare Inc. (c)	2	16
CryoLife Inc.	1	12
Cubist Pharmaceuticals Inc. (c)	2	142
Cumberland Pharmaceuticals Inc. (c)	1	4
Cyberonics Inc. (c)	1	56
Cynosure Inc. - Class A (c)	1	24
DaVita HealthCare Partners Inc. (c)	10	750
Dentsply International Inc.	6	253
DepoMed Inc. (c)	4	59
DexCom Inc. (c)	1	40
Edwards Lifesciences Corp. (c)	3	339
Eli Lilly & Co.	20	1,312
Emergent BioSolutions Inc. (c)	2	42
Endo International Plc (c)	3	180
Ensign Group Inc.	2	63
ExacTech Inc. (c)	1	11
ExamWorks Group Inc. (c)	3	84
Express Scripts Holding Co. (c)	15	1,032
Five Star Quality Care Inc. (c)	2	8
Gentiva Health Services Inc. (c)	1	18
Gilead Sciences Inc. (c)	48	5,086
Globus Medical Inc. - Class A (c)	4	83
Greatbatch Inc. (c)	1	60
Haemonetics Corp. (c)	2	85
Hanger Orthopedic Group Inc. (c)	2	47
Harvard Apparatus Regenerative Technology Inc. (c)	—	—
Harvard Bioscience Inc. (c)	—	—
HCA Holdings Inc. (c)	6	413
Health Net Inc. (c)	5	249
HealthSouth Corp.	6	239
Healthways Inc. (c)	2	31
Henry Schein Inc. (c)	3	337
Hill-Rom Holdings Inc.	4	177
HMS Holdings Corp. (c) (e)	3	48
Hologic Inc. (c)	15	377
Hospira Inc. (c)	8	417
Humana Inc.	8	1,003
ICU Medical Inc. (c)	1	71
Idexx Laboratories Inc. (c)	2	274
Illumina Inc. (c)	2	397
Impax Laboratories Inc. (c)	6	138
Incyte Corp. (c)	4	202
Insys Therapeutics Inc. (c) (e)	1	32
Integra LifeSciences Holdings Corp. (c)	2	91
Intercept Pharmaceuticals Inc. (c)	—	39
Intuitive Surgical Inc. (c)	1	323
Invacare Corp.	2	25
IPC The Hospitalist Co. Inc. (c)	1	36
Isis Pharmaceuticals Inc. (c) (e)	2	77
Jazz Pharmaceuticals Plc (c)	2	328
Johnson & Johnson	59	6,258
Kindred Healthcare Inc.	5	104

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Laboratory Corp. of America Holdings (c)	5	549
Landauer Inc.	—	8
Lannett Co. Inc. (c)	1	58
LHC Group Inc. (c)	1	30
LifePoint Hospitals Inc. (c)	3	193
Ligand Pharmaceuticals Inc. (c)	1	40
Luminex Corp. (c)	1	27
Magellan Health Services Inc. (c)	2	113
Mallinckrodt Plc (c)	5	476
MannKind Corp. (c) (e)	26	151
Masimo Corp. (c)	2	52
McKesson Corp.	4	778
MedAssets Inc. (c)	4	91
Medicines Co. (c)	2	54
Medivation Inc. (c)	2	216
MEDNAX Inc. (c)	6	334
Medtronic Inc.	19	1,178
Merck & Co. Inc.	50	2,960
Merge Healthcare Inc. (c)	4	8
Meridian Bioscience Inc.	3	46
Merit Medical Systems Inc. (c)	3	33
Mettler-Toledo International Inc. (c)	1	278
Molina Healthcare Inc. (c)	3	114
Momenta Pharmaceuticals Inc. (c)	1	6
MWI Veterinary Supply Inc. (c)	1	104
Mylan Inc. (c)	11	513
Myriad Genetics Inc. (c) (e)	6	219
National Healthcare Corp.	1	40
National Research Corp. - Class A (c)	1	8
National Research Corp. - Class B (c) (e)	—	4
Natus Medical Inc. (c)	2	66
Omnicare Inc.	3	194
Omnicell Inc. (c)	2	66
Opko Health Inc. (c) (e)	17	145
Orthofix International NV (c)	1	34
Owens & Minor Inc. (e)	4	146
Pacific Biosciences of California Inc. (c)	2	7
Pacira Pharmaceuticals Inc. (c) (e)	1	48
PAREXEL International Corp. (c)	4	240
Patterson Cos. Inc.	4	180
PDI Inc. (c)	1	2
PDL BioPharma Inc. (e)	6	43
PerkinElmer Inc.	6	253
Pernix Therapeutics Holdings (c)	2	12
Perrigo Co. Plc	2	243
Pfizer Inc.	119	3,529
Pharmacyclics Inc. (c)	1	106
PharMerica Corp. (c)	3	63
Providence Services Corp. (c)	1	65
Puma Biotechnology Inc. (c)	—	95
Quality Systems Inc.	3	37
Quest Diagnostics Inc.	7	454
Quidel Corp. (c)	—	11
Quintiles Transnational Holdings Inc (c)	3	149
RadNet Inc. (c)	2	16
Regeneron Pharmaceuticals Inc. (c)	2	613
Repligen Corp. (c)	3	55
ResMed Inc. (e)	3	158
Rigel Pharmaceuticals Inc. (c)	6	12
RTI Surgical Inc. (c)	1	3
Sagent Pharmaceuticals Inc. (c)	1	28
Salix Pharmaceuticals Ltd. (c) (e)	2	318
Sciclone Pharmaceuticals Inc. (c)	6	39
Seattle Genetics Inc. (c)	2	78
Select Medical Holdings Corp.	10	126
Sirona Dental Systems Inc. (c)	2	150
St. Jude Medical Inc.	8	458
STERIS Corp.	3	162
Stryker Corp.	3	235
Sucampo Pharmaceuticals Inc. (c) (e)	1	8
SurModics Inc. (c)	1	15
Symmetry Medical Inc. (c)	3	31
Taro Pharmaceutical Industries Ltd. (c)	3	389
Team Health Holdings Inc. (c)	5	278
Techne Corp.	1	115
Teleflex Inc.	2	231
Tenet Healthcare Corp. (c)	6	348
Theravance Biopharma Inc. (c) (e)	1	23
Thermo Fisher Scientific Inc.	5	645
Thoratec Corp. (c)	4	105
Tornier BV (c)	3	68
Triple-S Management Corp. - Class B (c)	2	41
United Therapeutics Corp. (c)	4	470
UnitedHealth Group Inc.	26	2,260
Universal American Corp. (c)	6	46
Universal Health Services Inc. - Class B	5	540
US Physical Therapy Inc.	1	29
Utah Medical Products Inc.	—	10
Varian Medical Systems Inc. (c)	3	261
Vascular Solutions Inc. (c)	1	25
VCI Inc. (c)	6	251
Vertex Pharmaceuticals Inc. (c)	4	416
Vical Inc. (c)	—	—
Waters Corp. (c)	2	198
WellCare Health Plans Inc. (c)	3	164
WellPoint Inc.	7	822
West Pharmaceutical Services Inc.	3	130
Zimmer Holdings Inc.	4	444
Zoetis Inc. - Class A	26	969
		72,038
INDUSTRIALS - 13.3%
3M Co.	19	2,661
AAON Inc.	2	42
AAR Corp.	2	37
ABM Industries Inc.	5	117
Acacia Research Corp. (e)	2	27
ACCO Brands Corp. (c)	7	47
Accuride Corp. (c)	1	2
Aceto Corp.	3	59
Actuant Corp. - Class A	5	147
Acuity Brands Inc.	2	282
ADT Corp. (e)	14	512
Advisory Board Co. (c)	1	47
AECOM Technology Corp. (c)	7	226
Aegion Corp. (c)	3	63
AeroVironment Inc. (c)	2	59
AGCO Corp.	7	326
Air Lease Corp. - Class A	7	225
Air Transport Services Group Inc. (c)	5	37
Alamo Group Inc.	1	42
Alaska Air Group Inc.	9	375
Albany International Corp.	2	73
Allegiant Travel Co.	2	194
Alliant Techsystems Inc.	2	281
Allied Motion Technologies Inc. (e)	1	10
Altra Holdings Inc.	2	53
Amerco Inc.	2	442
Ameresco Inc. - Class A (c)	1	4
American Airlines Group Inc.	12	442
American Railcar Industries Inc. (e)	1	69
American Science & Engineering Inc.	—	17
American Woodmark Corp. (c)	1	37
AMETEK Inc.	9	427
AO Smith Corp.	3	151
Apogee Enterprises Inc.	2	68

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Applied Industrial Technologies Inc.	3	124
ARC Document Solutions Inc. (c)	4	35
ArcBest Corp.	1	52
Argan Inc.	1	37
Armstrong World Industries Inc. (c)	3	169
Astec Industries Inc.	2	56
Astronics Corp. (c)	1	42
Astronics Corp. - Class B (c)	—	13
Atlas Air Worldwide Holdings Inc. (c)	2	72
Avery Dennison Corp.	6	288
Avis Budget Group Inc. (c)	11	599
AZZ Inc.	1	62
B/E Aerospace Inc. (c)	3	227
Babcock & Wilcox Co.	9	246
Baltic Trading Ltd.	3	12
Barnes Group Inc.	4	119
Barrett Business Services Inc.	—	16
Beacon Roofing Supply Inc. (c)	4	101
Belden Inc.	2	115
Blount International Inc. (c)	5	70
Boeing Co.	18	2,265
Brady Corp.	3	61
Breeze-Eastern Corp. (c) (e)	—	4
Briggs & Stratton Corp.	3	62
Brink’s Co.	3	72
Builders FirstSource Inc. (c)	5	28
CAI International Inc. (c)	1	14
Carlisle Cos. Inc.	4	345
Casella Waste Systems Inc. - Class A (c)	1	4
Caterpillar Inc.	15	1,502
CBIZ Inc. (c)	4	28
CDI Corp.	1	21
Celadon Group Inc.	2	40
CH Robinson Worldwide Inc.	8	519
Chart Industries Inc. (c) (e)	2	92
Chicago Bridge & Iron Co. NV	4	216
Cintas Corp.	5	333
CIRCOR International Inc.	1	81
Civeo Corp.	8	92
CLARCOR Inc.	3	167
Clean Harbors Inc. (c)	5	282
Colfax Corp. (c)	3	182
Columbus Mckinnon Corp.	2	35
Comfort Systems USA Inc.	3	45
Commercial Vehicle Group Inc. (c)	2	10
Con-Way Inc.	5	259
Copa Holdings SA - Class A	3	301
Copart Inc. (c)	9	273
Corporate Executive Board Co.	2	133
Courier Corp.	1	6
Covanta Holding Corp.	10	213
Covenant Transportation Group Inc. - Class A (c)	—	9
Crane Co.	3	206
CSX Corp.	34	1,086
Cubic Corp.	2	72
Cummins Inc.	3	443
Curtiss-Wright Corp.	3	189
Danaher Corp.	8	583
Deere & Co.	11	886
Delta Air Lines Inc.	24	880
Deluxe Corp.	5	283
DigitalGlobe Inc. (c)	5	136
Donaldson Co. Inc.	10	403
Douglas Dynamics Inc.	2	30
Dover Corp.	7	576
Ducommun Inc. (c)	—	13
Dun & Bradstreet Corp.	2	268
DXP Enterprises Inc. (c)	1	67
Dycom Industries Inc. (c)	4	111
Dynamic Materials Corp.	1	12
Eaton Corp. Plc	6	365
Echo Global Logistics Inc. (c)	1	24
EMCOR Group Inc.	4	161
Emerson Electric Co.	18	1,136
Encore Capital Group Inc. (c) (e)	2	86
Encore Wire Corp.	2	59
Energy Recovery Inc. (c) (e)	1	4
EnerNOC Inc. (c) (e)	2	35
EnerSys Inc.	3	187
Engility Holdings Inc. (c)	1	42
Ennis Inc.	1	15
EnPro Industries Inc. (c)	1	86
Equifax Inc.	5	347
ESCO Technologies Inc.	2	64
Esterline Technologies Corp. (c)	2	190
Exelis Inc.	15	247
Expeditors International of Washington Inc.	5	217
Exponent Inc.	1	46
Fastenal Co.	9	402
Federal Signal Corp.	4	48
FedEx Corp.	9	1,501
Flowserve Corp.	4	291
Fluor Corp.	7	454
Fortune Brands Home & Security Inc.	7	274
Forward Air Corp.	2	70
Franklin Covey Co. (c)	1	12
Franklin Electric Co. Inc.	3	111
FreightCar America Inc.	1	21
FTI Consulting Inc. (c)	3	112
Fuel Tech Inc. (c) (e)	1	6
Furmanite Corp. (c)	2	14
G&K Services Inc. - Class A	1	77
GATX Corp.	3	165
Generac Holdings Inc. (c) (e)	2	99
General Cable Corp.	3	48
General Dynamics Corp.	6	703
General Electric Co.	113	2,896
Genesee & Wyoming Inc. - Class A (c)	3	256
Gibraltar Industries Inc. (c)	1	19
Global Brass & Copper Holdings Inc.	—	1
Global Power Equipment Group Inc.	—	6
Gorman-Rupp Co.	1	42
GP Strategies Corp. (c) (e)	1	40
Graco Inc.	3	231
GrafTech International Ltd. (c) (e)	10	44
Graham Corp. (e)	—	12
Granite Construction Inc.	2	74
Great Lakes Dredge & Dock Corp. (c)	4	26
Greenbrier Cos. Inc. (e)	3	223
Griffon Corp.	4	41
H&E Equipment Services Inc.	2	77
Hardinge Inc.	1	16
Harsco Corp.	8	166
Hawaiian Holdings Inc. (c)	5	66
HD Supply Holdings Inc (c)	12	335
Healthcare Services Group Inc.	2	52
Heartland Express Inc.	8	181
HEICO Corp.	2	77
HEICO Corp. - Class A	3	104
Heidrick & Struggles International Inc.	1	30
Hertz Global Holdings Inc. (c)	39	978
Hexcel Corp. (c)	5	210
Hill International Inc. (c)	4	15
HNI Corp.	4	131
Honeywell International Inc.	13	1,201

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Houston Wire & Cable Co.	1	11
HUB Group Inc. (c)	3	107
Hubbell Inc. - Class A	—	12
Hubbell Inc. - Class B	2	220
Hudson Global Inc. (c)	1	2
Huntington Ingalls Industries Inc.	4	446
Hurco Cos. Inc.	—	12
Huron Consulting Group Inc. (c)	2	125
Hyster-Yale Materials Handling Inc. - Class A	1	57
ICF International Inc. (c)	1	43
IDEX Corp.	5	354
IHS Inc. - Class A (c)	2	263
II-VI Inc. (c)	4	43
Illinois Tool Works Inc.	8	689
Ingersoll-Rand Plc	10	587
InnerWorkings Inc. (c)	1	7
Insperity Inc.	2	50
Insteel Industries Inc.	2	37
Integrated Electrical Services Inc. (c)	—	—
Interface Inc.	3	53
Intersections Inc. (e)	1	2
Iron Mountain Inc.	17	560
ITT Corp.	5	215
Jacobs Engineering Group Inc. (c)	3	171
JB Hunt Transport Services Inc.	4	313
JetBlue Airways Corp. (c) (e)	26	275
John Bean Technologies Corp.	2	51
Joy Global Inc.	8	421
Kaman Corp. (e)	2	81
Kansas City Southern	4	517
KAR Auction Services Inc.	9	243
KBR Inc.	7	141
Kelly Services Inc. - Class A	3	47
Kennametal Inc.	5	196
Kforce Inc.	3	65
Kimball International Inc. - Class B	2	36
Kirby Corp. (c)	4	425
Knight Transportation Inc.	7	183
Knoll Inc.	3	53
Korn/Ferry International (c)	3	74
Kratos Defense & Security Solutions Inc. (c)	6	37
L-3 Communications Holdings Inc.	3	404
Landstar System Inc.	3	198
Layne Christensen Co. (c) (e)	—	5
LB Foster Co.	1	46
Lennox International Inc.	2	169
Lincoln Electric Holdings Inc.	4	305
Lindsay Corp. (e)	—	30
LMI Aerospace Inc. (c)	—	1
Lockheed Martin Corp.	7	1,284
LSI Industries Inc.	1	4
Manitowoc Co. Inc.	9	219
Manpower Inc.	5	383
Marten Transport Ltd.	2	35
Masco Corp.	13	311
MasTec Inc. (c)	6	175
Matson Inc.	4	90
McGrath RentCorp	2	64
Meritor Inc. (c)	10	109
Metalico Inc. (c) (e)	1	1
Middleby Corp. (c)	3	282
Miller Industries Inc.	1	10
Mistras Group Inc. (c)	2	31
Mobile Mini Inc.	3	119
Moog Inc. (c)	2	171
Moog Inc. - Class B (c)	—	13
MRC Global Inc. (c)	7	158
MSA Safety Inc.	2	100
MSC Industrial Direct Co.	3	229
Mueller Industries Inc.	3	97
Mueller Water Products Inc. - Class A	15	121
Multi-Color Corp.	1	55
MYR Group Inc. (c)	2	39
NACCO Industries Inc. - Class A	1	25
National Presto Industries Inc. (e)	—	18
Navigant Consulting Inc. (c)	4	58
Navistar International Corp. (c) (e)	6	182
Nielsen NV	12	537
NL Industries Inc.	1	7
NN Inc.	—	13
Nordson Corp.	5	372
Norfolk Southern Corp.	9	980
Nortek Inc. (c)	1	61
Northrop Grumman Systems Corp.	5	632
Northwest Pipe Co. (c)	1	34
Old Dominion Freight Line Inc. (c)	7	459
On Assignment Inc. (c)	4	99
Orbital Sciences Corp. (c)	5	139
Orion Marine Group Inc. (c)	1	12
Oshkosh Corp.	5	227
Owens Corning Inc.	7	227
P.A.M. Transportation Services (c) (e)	1	23
PACCAR Inc.	12	679
Pall Corp.	3	226
Park-Ohio Holdings Corp.	1	47
Parker Hannifin Corp.	4	444
Patrick Industries Inc. (c)	1	47
Pentair Plc	8	525
Performant Financial Corp. (c)	1	10
PGT Inc. (c)	2	17
Pitney Bowes Inc.	11	264
Polypore International Inc. (c) (e)	2	86
Powell Industries Inc.	1	28
PowerSecure International Inc. (c) (e)	1	12
Precision Castparts Corp.	2	450
Preformed Line Products Co.	—	10
Primoris Services Corp.	4	107
Proto Labs Inc. (c)	1	45
Quad/Graphics Inc. - Class A (e)	2	29
Quality Distribution Inc. (c)	2	28
Quanex Building Products Corp.	3	51
Quanta Services Inc. (c)	6	200
Raven Industries Inc.	2	59
Raytheon Co.	8	769
RBC Bearings Inc.	1	77
Regal-Beloit Corp.	2	154
Republic Airways Holdings Inc. (c)	2	20
Republic Services Inc. - Class A	18	707
Resources Connection Inc.	3	45
Rexnord Corp. (c)	8	239
Roadrunner Transportation Systems Inc. (c)	3	72
Robert Half International Inc.	6	305
Rockwell Automation Inc.	5	549
Rockwell Collins Inc.	5	387
Rollins Inc.	8	245
Roper Industries Inc.	3	383
RPX Corp. (c)	4	59
RR Donnelley & Sons Co.	18	299
Rush Enterprises Inc. - Class A (c)	2	70
Ryder System Inc.	6	526
Saia Inc. (c)	2	102
Sensata Technologies Holding NV (c)	6	250
SIFCO Industries Inc.	—	4
Simpson Manufacturing Co. Inc.	4	118
SkyWest Inc.	2	13
Snap-On Inc.	2	273

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SolarCity Corp. (c) (e)	1	54
Southwest Airlines Co.	34	1,153
SP Plus Corp. (c)	1	9
Sparton Corp. (c)	—	9
Spirit Aerosystems Holdings Inc. - Class A (c)	7	282
Spirit Airlines Inc. (c)	5	336
SPX Corp.	2	204
Standex International Corp.	1	44
Stanley Black & Decker Inc.	7	646
Steelcase Inc. - Class A	5	88
Stericycle Inc. (c)	3	351
Sun Hydraulics Corp.	2	63
Supreme Industries Inc. - Class A	2	13
Swift Transporation Co. - Class A (c)	8	158
TAL International Group Inc. (e)	3	112
Taser International Inc. (c) (e)	2	36
Team Inc. (c)	1	49
Teledyne Technologies Inc. (c)	2	181
Tennant Co.	1	83
Terex Corp.	7	212
Tetra Tech Inc.	5	127
Textainer Group Holdings Ltd.	3	82
Textron Inc.	11	393
Thermon Group Holdings Inc. (c)	2	39
Timken Co.	4	176
Titan International Inc. (e)	4	41
Toro Co.	3	172
Towers Watson & Co.	2	182
TransDigm Group Inc.	2	406
TRC Cos. Inc. (c)	1	6
Trex Co. Inc. (c)	2	56
TriMas Corp. (c)	3	65
Trinity Industries Inc.	11	508
Triumph Group Inc.	3	203
TrueBlue Inc. (c)	3	71
Tutor Perini Corp. (c)	4	106
Twin Disc Inc.	1	32
Tyco International Ltd.	8	373
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	126
Union Pacific Corp.	27	2,926
United Continental Holdings Inc. (c)	10	454
United Parcel Service Inc. - Class B	18	1,810
United Rentals Inc. (c)	6	623
United Stationers Inc. (e)	3	128
United Technologies Corp.	11	1,193
Universal Forest Products Inc.	1	60
Universal Truckload Services Inc.	—	8
URS Corp.	5	260
US Ecology Inc.	2	71
USG Corp. (c) (e)	8	229
UTi Worldwide Inc. (c)	6	68
Valmont Industries Inc. (e)	2	275
Vectrus Inc. (c)	1	16
Verisk Analytics Inc. (c)	6	368
Veritiv Corp. (c) (e)	—	10
Viad Corp.	1	27
Vicor Corp. (c)	1	13
VSE Corp.	—	20
Wabash National Corp. (c)	5	67
Wabtec Corp.	3	213
Waste Connections Inc.	8	403
Waste Management Inc.	13	628
Watsco Inc.	2	174
Watts Water Technologies Inc. - Class A	2	141
Werner Enterprises Inc.	6	141
WESCO Aircraft Holdings Inc. (c)	1	12
WESCO International Inc. (c)	3	273
West Corp.	2	54
Woodward Governor Co.	4	208
WW Grainger Inc.	2	554
Xerium Technologies Inc. (c)	—	5
XPO Logistics Inc. (c) (e)	1	34
Xylem Inc.	5	170
		83,764
INFORMATION TECHNOLOGY - 18.2%
3D Systems Corp. (c) (e)	3	126
Accenture Plc - Class A	16	1,333
ACI Worldwide Inc. (c)	10	185
Activision Blizzard Inc.	33	694
Actuate Corp. (c)	1	6
Acxiom Corp. (c)	5	83
Adobe Systems Inc. (c)	4	281
ADTRAN Inc.	4	81
Advanced Energy Industries Inc. (c)	2	38
Advanced Micro Devices Inc. (c) (e)	36	123
Advent Software Inc.	5	149
Agilysys Inc. (c)	1	9
Akamai Technologies Inc. (c)	3	192
Alliance Data Systems Corp. (c)	2	497
Alpha & Omega Semiconductor Ltd. (c)	1	10
Altera Corp.	5	193
Amdocs Ltd.	6	291
American Software Inc.	1	11
Amkor Technology Inc. (c)	13	108
Amphenol Corp. - Class A	6	563
Analog Devices Inc.	5	270
Anixter International Inc.	2	173
Ansys Inc. (c)	2	162
AOL Inc. (c)	3	153
Apple Inc.	157	15,797
Applied Materials Inc.	19	417
Arris Group Inc. (c)	11	320
Arrow Electronics Inc. (c)	7	366
Aspen Technology Inc. (c)	5	180
Atmel Corp. (c)	12	94
Audience Inc. (c)	1	4
Autodesk Inc. (c)	3	150
Automatic Data Processing Inc.	10	867
Avago Technologies Ltd.	6	506
AVG Technologies NV (c)	4	61
Avid Technology Inc. (c)	1	14
Avnet Inc.	8	318
AVX Corp.	8	109
Axcelis Technologies Inc. (c)	3	5
Badger Meter Inc.	1	55
Bankrate Inc. (c)	6	68
Bel Fuse Inc. - Class B	—	10
Benchmark Electronics Inc. (c)	2	40
Black Box Corp.	—	5
Blackbaud Inc.	3	114
Blackhawk Network Holdings Inc. - Class B (c)	3	85
Blucora Inc. (c)	4	53
Booz Allen Hamilton Holding Corp. - Class A	8	195
Broadcom Corp. - Class A	9	377
Broadridge Financial Solutions Inc.	11	465
Brocade Communications Systems Inc.	23	253
Brooks Automation Inc.	5	52
CA Inc.	23	645
Cabot Microelectronics Corp. (c)	2	65
CACI International Inc. - Class A (c)	2	141
Cadence Design Systems Inc. (c)	14	241
CalAmp Corp. (c) (e)	2	31
Calix Inc. (c)	4	42
Carbonite Inc. (c)	1	14

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Cardtronics Inc. (c)	3	109
Cascade Microtech Inc. (c)	1	12
Cass Information Systems Inc.	1	25
Ceva Inc. (c)	2	21
Checkpoint Systems Inc. (c)	4	44
Ciber Inc. (c)	5	18
Ciena Corp. (c) (e)	7	115
Cirrus Logic Inc. (c)	3	64
Cisco Systems Inc.	121	3,053
Citrix Systems Inc. (c)	5	321
Clearfield Inc. (c) (e)	1	8
Cognex Corp. (c)	5	187
Cognizant Technology Solutions Corp. - Class A (c)	11	471
Coherent Inc. (c)	1	74
Cohu Inc.	1	18
Communications Systems Inc.	1	15
CommVault Systems Inc. (c)	2	76
Computer Sciences Corp.	12	704
Computer Task Group Inc.	1	8
Compuware Corp.	9	97
Comtech Telecommunications Corp.	1	38
Comverse Inc. (c)	1	27
Concur Technologies Inc. (c) (e)	1	89
Constant Contact Inc. (c)	2	61
Convergys Corp.	6	114
Conversant Inc. (c)	6	202
CoreLogic Inc. (c)	6	154
Corning Inc.	16	303
CoStar Group Inc. (c)	1	140
Cree Inc. (c)	4	154
CSG Systems International Inc.	4	95
CTS Corp.	2	24
Daktronics Inc.	2	23
Dealertrack Technologies Inc. (c)	3	139
Demand Media Inc. (c)	1	7
Dice Holdings Inc. (c)	5	38
Digi International Inc. (c)	1	9
Digimarc Corp.	—	4
Digital River Inc. (c)	4	55
Diodes Inc. (c)	4	94
Dolby Laboratories Inc. - Class A (c)	2	84
Dot Hill Systems Corp. (c) (e)	1	3
DSP Group Inc. (c)	1	9
DST Systems Inc.	3	292
DTS Inc. (c)	1	24
EarthLink Holdings Corp.	5	17
eBay Inc. (c)	17	944
EchoStar Corp. - Class A (c)	2	110
Electro Rent Corp.	1	20
Electronic Arts Inc. (c)	10	348
Electronics for Imaging Inc. (c)	1	57
Ellie Mae Inc. (c)	—	13
EMC Corp.	48	1,415
Emulex Corp. (c)	7	34
Entegris Inc. (c)	9	98
Entropic Communications Inc. (c)	4	12
EPAM Systems Inc. (c) (e)	2	100
EPIQ Systems Inc.	2	43
ePlus Inc. (c)	—	25
Equinix Inc. (c)	1	234
Euronet Worldwide Inc. (c)	3	153
Exar Corp. (c)	3	30
ExlService Holdings Inc. (c)	1	32
F5 Networks Inc. (c)	2	261
Fabrinet (c)	2	25
Facebook Inc. - Class A (c)	39	3,047
FactSet Research Systems Inc. (e)	2	302
Fair Isaac Corp.	3	147
Fairchild Semiconductor International Inc. (c)	10	148
FARO Technologies Inc. (c)	—	17
FEI Co.	1	99
Fidelity National Information Services Inc.	16	925
Finisar Corp. (c) (e)	6	107
First Solar Inc. (c)	7	431
Fiserv Inc. (c)	11	727
FleetCor Technologies Inc. (c)	3	396
FLIR Systems Inc.	4	122
FormFactor Inc. (c)	3	19
Forrester Research Inc.	1	42
Fortinet Inc. (c)	5	129
Freescale Semiconductor Ltd. (c)	4	80
Frequency Electronics Inc. (c)	1	11
Gartner Inc. - Class A (c)	3	239
Genpact Ltd. (c)	12	199
Global Cash Access Holdings Inc. (c)	5	35
Global Payments Inc.	5	330
Globalscape Inc.	1	1
Google Inc. - Class A (c)	4	2,164
Google Inc. - Class C (c)	4	2,181
GSI Group Inc. (c)	2	24
GSI Technology Inc. (c)	1	4
GT Advanced Technologies Inc. (c) (e)	—	2
GTT Communications Inc. (c) (e)	1	15
Hackett Group Inc.	3	15
Harmonic Inc. (c)	8	48
Harris Corp.	4	255
Heartland Payment Systems Inc.	2	111
Hewlett-Packard Co.	71	2,513
IAC/InterActiveCorp.	5	298
IEC Electronics Corp. (c)	—	2
iGate Corp. (c)	4	129
Imation Corp. (c)	2	5
Infinera Corp. (c)	8	86
Informatica Corp. (c)	3	103
Ingram Micro Inc. - Class A (c)	8	208
Inphi Corp. (c)	—	5
Insight Enterprises Inc. (c)	4	86
Integrated Device Technology Inc. (c)	12	199
Integrated Silicon Solutions Inc.	1	18
Intel Corp.	165	5,735
InterDigital Inc.	2	71
Internap Network Services Corp. (c)	3	23
International Business Machines Corp.	25	4,667
International Rectifier Corp. (c)	5	205
Intersil Corp. - Class A	8	114
Intevac Inc. (c) (e)	1	7
IntraLinks Holdings Inc. (c)	6	49
Intuit Inc.	7	617
IPG Photonics Corp. (c) (e)	2	156
Itron Inc. (c)	3	122
Ixia (c)	5	47
IXYS Corp.	3	31
j2 Global Inc.	3	149
Jabil Circuit Inc.	16	317
Jack Henry & Associates Inc.	6	319
JDS Uniphase Corp. (c)	9	111
Juniper Networks Inc.	10	213
Kemet Corp. (c)	2	6
Key Tronic Corp. (c)	—	4
KLA-Tencor Corp.	5	419
Knowles Corp. (c) (e)	3	83
Kopin Corp. (c)	4	12
Kulicke & Soffa Industries Inc. (c)	7	101
KVH Industries Inc. (c)	1	7
Lam Research Corp.	8	581

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Lattice Semiconductor Corp. (c)	7	50
Leidos Holdings Inc.	6	189
Lexmark International Inc.	6	236
Limelight Networks Inc. (c)	7	17
Linear Technology Corp.	9	386
LinkedIn Corp. - Class A (c)	2	341
Lionbridge Technologies Inc. (c)	6	27
Littelfuse Inc.	1	98
LoJack Corp. (c)	1	3
M/A-COM Technology Solutions Holdings Inc. (c)	1	24
Magnachip Semiconductor Corp. (c)	2	28
Manhattan Associates Inc. (c)	5	176
Mantech International Corp. - Class A	2	42
Marvell Technology Group Ltd.	13	178
MasterCard Inc. - Class A	26	1,921
Mattson Technology Inc. (c)	—	—
Maxim Integrated Products Inc.	10	296
MAXIMUS Inc.	6	224
MaxLinear Inc. (c)	1	8
Maxwell Technologies Inc. (c)	3	28
Measurement Specialties Inc. (c)	1	65
Mentor Graphics Corp.	8	157
Mercury Systems Inc. (c)	3	34
Mesa Laboratories Inc. (e)	—	12
Methode Electronics Inc.	3	92
Micrel Inc.	2	18
Microchip Technology Inc. (e)	5	229
Micron Technology Inc. (c)	37	1,277
Microsemi Corp. (c)	6	165
Microsoft Corp.	205	9,502
MKS Instruments Inc.	4	141
MoneyGram International Inc. (c)	2	22
Monolithic Power Systems Inc.	1	58
Monotype Imaging Holdings Inc.	2	50
Monster Worldwide Inc. (c)	6	35
Motorola Solutions Inc.	5	314
Move Inc. (c)	1	30
MTS Systems Corp.	1	91
Nanometrics Inc. (c)	1	20
National Instruments Corp.	6	198
NCR Corp. (c)	11	380
NeoPhotonics Corp. (c)	1	5
NetApp Inc.	12	529
NetGear Inc. (c)	3	80
NetScout Systems Inc. (c)	2	110
NetSuite Inc. (c)	1	61
NeuStar Inc. - Class A (c) (e)	3	78
Newport Corp. (c)	2	38
NIC Inc.	2	34
Novatel Wireless Inc. (c)	3	9
Nuance Communications Inc. (c)	19	289
Nvidia Corp.	22	413
Omnivision Technologies Inc. (c)	5	127
ON Semiconductor Corp. (c)	24	216
Oplink Communications Inc.	2	35
Oracle Corp.	84	3,213
OSI Systems Inc. (c)	1	70
Palo Alto Networks Inc. (c)	1	124
Park Electrochemical Corp.	1	31
Paychex Inc.	13	584
PCM Inc. (c)	1	10
PDF Solutions Inc. (c)	1	10
Pegasystems Inc.	3	54
Perceptron Inc.	1	11
Peregrine Semiconductor Corp. (c)	1	11
Perficient Inc. (c)	3	38
Pericom Semiconductor Corp. (c)	1	8
Photronics Inc. (c)	2	16
Plantronics Inc.	3	119
Plexus Corp. (c)	3	106
Polycom Inc. (c)	5	64
PRG-Schultz International Inc. (c) (e)	1	5
Procera Networks Inc. (c) (e)	1	11
Progress Software Corp. (c)	3	81
PTC Inc. (c)	7	265
QAD Inc. - Class A	1	13
QLogic Corp. (c)	5	43
QUALCOMM Inc.	22	1,624
QuinStreet Inc. (c)	2	7
Rackspace Hosting Inc. (c)	10	322
Rambus Inc. (c)	7	93
RealNetworks Inc. (c)	2	14
RealPage Inc. (c)	1	14
Red Hat Inc. (c)	3	191
Reis Inc.	1	14
RF Micro Devices Inc. (c)	14	156
Richardson Electronics Ltd.	1	6
Rightside Group Ltd. (c)	1	8
Riverbed Technology Inc. (c)	8	151
Rofin-Sinar Technologies Inc. (c)	2	39
Rogers Corp. (c)	1	60
Rosetta Stone Inc. (c)	2	13
Rovi Corp. (c)	6	119
Salesforce.com Inc. (c)	5	291
SanDisk Corp.	10	1,014
Sanmina Corp. (c)	7	152
Sapient Corp. (c)	9	129
ScanSource Inc. (c)	2	68
Science Applications International Corp.	3	152
SeaChange International Inc. (c)	2	15
Seagate Technology	13	769
ServiceNow Inc. (c)	1	79
ShoreTel Inc. (c)	6	43
Sigma Designs Inc. (c)	2	10
Silicon Image Inc. (c)	7	34
Silicon Laboratories Inc. (c)	2	93
Skyworks Solutions Inc.	12	692
SolarWinds Inc. (c)	2	84
Solera Holdings Inc.	5	298
Spansion Inc. (c)	3	62
Splunk Inc. (c)	1	78
SS&C Technologies Holdings Inc. (c)	4	194
Stamps.com Inc. (c)	1	23
Stratasys Ltd. (c) (e)	2	220
SunEdison Inc. (c) (e)	15	287
SunPower Corp. (c) (e)	5	182
Super Micro Computer Inc. (c)	3	100
support.com Inc. (c)	4	9
Sykes Enterprises Inc. (c)	3	62
Symantec Corp.	29	681
Synaptics Inc. (c)	3	187
Synchronoss Technologies Inc. (c)	2	104
SYNNEX Corp. (c)	3	202
Synopsys Inc. (c)	3	131
Syntel Inc. (c)	3	241
Take-Two Interactive Software Inc. (c)	10	229
TE Connectivity Ltd.	7	368
Tech Data Corp. (c)	3	192
TechTarget Inc. (c)	1	6
TeleCommunication Systems Inc. - Class A (c)	4	10
TeleNav Inc. (c)	2	14
TeleTech Holdings Inc. (c)	3	80
Teradata Corp. (c)	7	279
Teradyne Inc.	11	207
Tessco Technologies Inc.	1	18

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Tessera Technologies Inc.	4	111
Texas Instruments Inc.	23	1,102
TIBCO Software Inc. (c)	7	163
TiVo Inc. (c)	1	10
Total System Services Inc.	14	441
Transact Technologies Inc.	—	1
Travelzoo Inc. (c)	—	3
Trimble Navigation Ltd. (c)	7	213
TriQuint Semiconductor Inc. (c)	14	259
TTM Technologies Inc. (c) (e)	5	35
Tyler Technologies Inc. (c)	2	136
Ubiquiti Networks Inc. (c) (e)	2	67
Ultimate Software Group Inc. (c)	1	151
Ultra Clean Holdings Inc. (c)	2	16
Ultratech Inc. (c)	2	41
Unisys Corp. (c)	2	56
United Online Inc	2	17
Vantiv Inc. - Class A (c)	9	266
Veeco Instruments Inc. (c) (e)	3	98
VeriFone Systems Inc. (c)	7	246
Verint Systems Inc. (c)	3	162
VeriSign Inc. (c) (e)	3	165
ViaSat Inc. (c) (e)	2	113
Viasystems Group Inc. (c)	1	22
Virtusa Corp. (c)	1	41
Visa Inc. - Class A	9	1,824
Vishay Intertechnology Inc.	11	158
Vishay Precision Group Inc. (c)	1	10
VistaPrint NV (c) (e)	1	66
VMware Inc. - Class A (c)	1	122
Web.com Group Inc. (c)	1	28
WebMD Health Corp. (c) (e)	1	44
Westell Technologies Inc. (c)	3	6
Western Digital Corp.	11	1,055
Western Union Co.	19	309
WEX Inc. (c)	2	267
Workday Inc. - Class A (c)	1	104
Xcerra Corp. (c)	—	3
Xerox Corp.	58	771
Xilinx Inc.	6	258
XO Group Inc. (c)	2	20
Yahoo! Inc. (c)	8	333
Yelp Inc. - Class A (c) (e)	1	64
Zebra Technologies Corp. - Class A (c)	2	164
Zillow Inc. - Class A (c) (e)	1	121
Zixit Corp. (c)	3	11
Zynga Inc. - Class A (c)	42	112
		114,451
MATERIALS - 5.0%
A. Schulman Inc.	2	65
AEP Industries Inc. (c) (e)	1	19
Air Products & Chemicals Inc.	4	521
Airgas Inc.	4	426
Albemarle Corp.	5	320
Alcoa Inc.	48	769
Allegheny Technologies Inc.	7	259
American Vanguard Corp. (e)	2	19
AptarGroup Inc.	4	218
Ashland Inc.	4	406
Axiall Corp.	5	177
Balchem Corp.	2	90
Ball Corp.	6	383
Bemis Co. Inc.	7	264
Berry Plastics Group Inc. (c)	5	118
Boise Cascade Co. (c)	3	75
Cabot Corp.	4	198
Calgon Carbon Corp. (c)	4	68
Carpenter Technology Corp.	4	172
Celanese Corp.	8	440
Century Aluminum Co. (c)	7	178
CF Industries Holdings Inc.	4	1,066
Chemtura Corp. (c)	7	171
Clearwater Paper Corp. (c)	1	88
Cliffs Natural Resources Inc. (e)	10	103
Coeur d’Alene Mines Corp. (c)	4	20
Commercial Metals Co.	9	152
Compass Minerals International Inc.	2	197
Core Molding Technologies Inc. (c)	1	11
Crown Holdings Inc. (c)	6	246
Cytec Industries Inc.	4	201
Deltic Timber Corp.	—	25
Domtar Corp.	4	143
Dow Chemical Co.	17	890
E.I. du Pont de Nemours & Co.	16	1,135
Eagle Materials Inc.	3	265
Eastman Chemical Co.	8	659
Ecolab Inc.	5	569
Ferro Corp. (c)	8	122
Flotek Industries Inc. (c)	3	89
FMC Corp.	5	279
Freeport-McMoRan Copper & Gold Inc.	37	1,203
FutureFuel Corp.	3	36
Globe Specialty Metals Inc.	3	58
Graphic Packaging Holding Co. (c)	30	375
Greif Inc. - Class A	1	65
Greif Inc. - Class B	1	27
Hawkins Inc.	1	26
Haynes International Inc.	1	32
HB Fuller Co.	4	144
Headwaters Inc. (c)	4	51
Hecla Mining Co. (e)	14	35
Horsehead Holding Corp. (c) (e)	3	43
Huntsman Corp.	19	507
Innophos Holdings Inc.	1	82
Innospec Inc.	1	49
International Flavors & Fragrances Inc.	3	246
International Paper Co.	12	588
Intrepid Potash Inc. (c) (e)	2	25
Kaiser Aluminum Corp.	1	69
KapStone Paper and Packaging Corp. (c)	8	232
KMG Chemicals Inc.	1	10
Koppers Holdings Inc.	1	43
Kraton Performance Polymers Inc. (c)	2	34
Kronos Worldwide Inc.	3	47
Landec Corp. (c)	2	24
Louisiana-Pacific Corp. (c) (e)	8	102
LSB Industries Inc. (c)	2	54
LyondellBasell Industries NV - Class A	17	1,819
Martin Marietta Materials Inc.	1	156
Materion Corp.	2	49
MeadWestvaco Corp.	8	347
Mercer International Inc. (c)	3	28
Minerals Technologies Inc.	3	179
Monsanto Co.	9	1,024
Mosaic Co.	8	376
Myers Industries Inc.	3	53
Neenah Paper Inc.	1	70
NewMarket Corp.	1	243
Newmont Mining Corp.	22	498
Noranda Aluminium Holding Corp.	5	23
Nucor Corp.	16	844
Olin Corp.	5	136
Olympic Steel Inc.	1	12
OM Group Inc.	2	39
Omnova Solutions Inc. (c)	3	18

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Owens-Illinois Inc. (c)	14	372
P.H. Glatfelter Co.	2	53
Packaging Corp. of America	4	251
Penford Corp. (c)	1	17
PolyOne Corp.	7	253
PPG Industries Inc.	3	593
Praxair Inc.	8	976
Quaker Chemical Corp.	1	51
Reliance Steel & Aluminum Co.	5	324
Resolute Forest Products (c) (e)	6	86
Rock-Tenn Co. - Class A	7	344
Rockwood Holdings Inc.	5	351
Royal Gold Inc.	4	256
RPM International Inc.	9	423
RTI International Metals Inc. (c)	1	30
Schnitzer Steel Industries Inc. - Class A	2	45
Schweitzer-Mauduit International Inc.	2	86
Scotts Miracle-Gro Co. - Class A	5	278
Sealed Air Corp.	7	247
Sensient Technologies Corp.	3	157
Sherwin-Williams Co.	2	462
Sigma-Aldrich Corp.	3	437
Silgan Holdings Inc.	6	262
Sonoco Products Co.	8	317
Southern Copper Corp. (e)	6	164
Steel Dynamics Inc.	17	386
Stepan Co.	1	44
Stillwater Mining Co. (c)	6	92
SunCoke Energy Inc. (c)	5	114
Taminco Corp. (c)	1	31
TimkenSteel Corp.	3	139
Trecora Resources (c)	1	14
Tronox Ltd. - Class A	4	96
United States Lime & Minerals Inc. (e)	—	17
United States Steel Corp.	9	360
Universal Stainless & Alloy Products Inc. (c)	1	18
US Silica Holdings Inc.	3	163
Valspar Corp.	3	261
Vulcan Materials Co.	5	308
Wausau Paper Corp. (e)	3	23
Westlake Chemical Corp.	3	245
Worthington Industries Inc.	5	171
WR Grace & Co. (c)	3	249
Zep Inc.	2	26
		31,329
TELECOMMUNICATION SERVICES - 2.8%
8x8 Inc. (c)	1	5
Alaska Communications Systems Group Inc. (c)	3	5
AT&T Inc.	221	7,771
Atlantic Tele-Network Inc.	1	61
Boingo Wireless Inc. (c)	1	5
CenturyLink Inc.	15	632
Cincinnati Bell Inc. (c)	17	56
Cogent Communications Holdings Inc.	3	96
Consolidated Communications Holdings Inc. (e)	3	69
Frontier Communications Corp.	94	613
General Communication Inc. - Class A (c)	3	37
Globalstar Inc. (c) (e)	49	179
Hawaiian Telcom Holdco Inc. (c) (e)	—	10
HC2 Holdings Inc. (c)	1	3
IDT Corp. - Class B	2	33
Inteliquent Inc.	3	40
Intelsat SA (c)	2	28
Level 3 Communications Inc. (c)	9	432
Lumos Networks Corp.	2	39
NTELOS Holdings Corp. (e)	1	16
ORBCOMM Inc. (c)	3	20
Premiere Global Services Inc. (c)	3	37
Safeguard Scientifics Inc. (c)	2	34
SBA Communications Corp. (c)	6	612
Shenandoah Telecommunications Co.	2	38
Spok Holdings Inc.	1	14
Sprint Corp. (c)	10	60
T-Mobile US Inc. (c)	3	84
Telephone & Data Systems Inc.	7	176
tw telecom inc. (c)	8	349
US Cellular Corp. (c) (e)	1	51
Verizon Communications Inc.	108	5,379
Vonage Holdings Corp. (c)	15	50
Windstream Holdings Inc. (e)	59	631
		17,665
UTILITIES - 3.0%
AES Corp.	18	259
AGL Resources Inc.	6	312
Allete Inc.	3	136
Alliant Energy Corp.	4	196
Ameren Corp.	6	233
American Electric Power Co. Inc.	10	496
American States Water Co.	3	88
American Water Works Co. Inc.	4	215
Aqua America Inc.	10	246
Atmos Energy Corp.	6	285
Avista Corp.	5	143
Black Hills Corp.	3	152
California Water Service Group	3	76
Calpine Corp. (c)	17	370
CenterPoint Energy Inc.	11	257
Chesapeake Utilities Corp.	1	44
Cleco Corp.	4	182
CMS Energy Corp.	7	218
Connecticut Water Services Inc.	1	23
Consolidated Edison Inc.	7	401
Consolidated Water Co. Ltd. (e)	2	22
Delta Natural Gas Co. Inc.	—	2
Dominion Resources Inc.	10	694
DTE Energy Co.	4	342
Duke Energy Corp.	12	914
Dynegy Inc. (c)	4	117
Edison International	7	404
El Paso Electric Co.	3	108
Empire District Electric Co. (e)	3	70
Entergy Corp.	5	377
Exelon Corp.	17	594
FirstEnergy Corp.	11	378
Genie Energy Ltd. - Class B (c)	2	14
Great Plains Energy Inc.	9	205
Hawaiian Electric Industries Inc. (e)	5	138
IDACORP Inc.	3	182
Integrys Energy Group Inc.	5	341
ITC Holdings Corp.	9	310
Laclede Group Inc.	3	139
MDU Resources Group Inc.	8	233
MGE Energy Inc.	2	93
Middlesex Water Co.	1	23
National Fuel Gas Co.	2	141
New Jersey Resources Corp.	3	145
NextEra Energy Inc.	8	710
NiSource Inc.	9	350
Northeast Utilities	8	342
Northwest Natural Gas Co. (e)	2	80
NorthWestern Corp.	3	117
NRG Energy Inc.	7	218

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
OGE Energy Corp.	5	183
ONE Gas Inc. (e)	3	115
Oneok Inc.	11	710
Ormat Technologies Inc. (e)	3	75
Otter Tail Corp. (e)	2	62
Pepco Holdings Inc.	5	139
PG&E Corp.	9	387
Piedmont Natural Gas Co. Inc. (e)	5	169
Pinnacle West Capital Corp.	3	148
PNM Resources Inc.	5	136
Portland General Electric Co.	5	172
PPL Corp.	12	382
Public Service Enterprise Group Inc.	10	380
Questar Corp.	10	217
SCANA Corp.	3	159
Sempra Energy	5	475
SJW Corp.	1	38
South Jersey Industries Inc.	2	119
Southern Co.	15	675
Southwest Gas Corp.	3	159
TECO Energy Inc. (e)	14	248
UGI Corp.	15	510
UIL Holdings Corp.	4	135
Unitil Corp.	1	27
Vectren Corp.	5	216
Westar Energy Inc. (e)	6	201
WGL Holdings Inc.	4	149
Wisconsin Energy Corp.	6	238
Xcel Energy Inc.	14	413
York Water Co. (e)	1	10
		19,182
Total Common Stocks (cost $518,907)		626,061

RIGHTS - 0.0%
Community Health Systems Inc. (c)	8	—
Total Rights (cost $1)		—

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (f) (p) (q)	1	—
Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 4.2%
Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	4,073	4,073

Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	22,726	22,726
Total Short Term Investments (cost $26,799)		26,799
Total Investments - 103.6% (cost $545,707)		652,860
Other Assets and Liabilities, Net - (3.6%)		(22,974)
Total Net Assets - 100.0%		$629,886

JNL/Eagle SmallCap Equity Fund

COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 15.8%
Belmond Ltd. - Class A (c)	1,588	$18,520
Buffalo Wild Wings Inc. (c)	41	5,461
Chuy’s Holdings Inc. (c)	236	7,424
Deckers Outdoor Corp. (c)	154	14,981
Genesco Inc. (c)	603	45,064
Grand Canyon Education Inc. (c)	161	6,580
HomeAway Inc. (c)	408	14,486
Sotheby’s - Class A	125	4,462
Steven Madden Ltd. (c)	400	12,905
Tenneco Inc. (c)	225	11,759
Universal Electronics Inc. (c)	517	25,514
Vince Holding Corp. (c)	302	9,128
Vitamin Shoppe Inc. (c)	666	29,578
WABCO Holdings Inc. (c)	107	9,694
		215,556
CONSUMER STAPLES - 4.8%
Natural Grocers by Vitamin Cottage Inc. (c) (e)	511	8,312
Pinnacle Foods Inc.	281	9,159
The Fresh Market Inc. (c) (e)	274	9,571
United Natural Foods Inc. (c)	163	10,029
WhiteWave Foods Co. - Class A (c)	782	28,400
		65,471
ENERGY - 5.0%
Diamondback Energy Inc. (c)	96	7,145
Geospace Technologies Corp. (c)	285	10,016
Gulfport Energy Corp. (c)	378	20,197
Rice Energy Inc. (c)	740	19,697
RSP Permian Inc. (c)	280	7,151
Sanchez Energy Corp. (c)	167	4,379
		68,585
FINANCIALS - 7.9%
Enstar Group Ltd. (c)	57	7,741
Fortress Investment Group LLC - Class A	1,022	7,033
FXCM Inc. - Class A (e)	533	8,454
Geo Group Inc.	497	19,011
Home Loan Servicing Solutions Ltd.	718	15,216
MGIC Investment Corp. (c)	1,320	10,311
Portfolio Recovery Associates Inc. (c)	63	3,290
Stifel Financial Corp. (c)	385	18,044
Two Harbors Investment Corp.	604	5,840
UMB Financial Corp.	229	12,475
		107,415
HEALTH CARE - 23.0%
Acadia HealthCare Co. Inc. (c)	100	4,847
Acorda Therapeutics Inc. (c)	456	15,456
Air Methods Corp. (c) (e)	387	21,479
Akebia Therapeutics Inc. (c) (e)	256	5,655
Align Technology Inc. (c)	198	10,242
Anacor Pharmaceuticals Inc. (c) (e)	313	7,668
Centene Corp. (c)	287	23,751
Cooper Cos. Inc.	91	14,141
CTI BioPharma Corp. (c) (e)	2,611	6,319
Cubist Pharmaceuticals Inc. (c)	105	6,978
Cyberonics Inc. (c)	179	9,137
Enanta Pharmaceuticals Inc. (c) (e)	121	4,788
Endologix Inc. (c)	695	7,364
HMS Holdings Corp. (c) (e)	314	5,923
Isis Pharmaceuticals Inc. (c) (e)	193	7,503
Keryx Biopharmaceuticals Inc. (c) (e)	375	5,157
MedAssets Inc. (c)	636	13,188
Medidata Solutions Inc. (c)	178	7,891
MWI Veterinary Supply Inc. (c)	41	6,113
Natus Medical Inc. (c)	284	8,372
NPS Pharmaceuticals Inc. (c)	229	5,953
Ophthotech Corp. (c) (e)	294	11,457
Pacira Pharmaceuticals Inc. (c) (e)	83	8,009
PAREXEL International Corp. (c)	187	11,783
Portola Pharmaceuticals Inc. (c) (e)	211	5,340
Puma Biotechnology Inc. (c)	24	5,638
Receptos Inc. (c)	170	10,534

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Seattle Genetics Inc. (c)	161	5,988
Sirona Dental Systems Inc. (c)	168	12,905
Spectranetics Corp. (c)	411	10,917
Team Health Holdings Inc. (c)	249	14,420
Theravance Biopharma Inc. (c) (e)	159	3,663
Theravance Inc. (e)	331	5,651
Thoratec Corp. (c)	331	8,846
		313,076
INDUSTRIALS - 14.9%
Advisory Board Co. (c)	117	5,444
Chart Industries Inc. (c) (e)	141	8,635
Colfax Corp. (c)	297	16,936
EMCOR Group Inc.	191	7,640
Hexcel Corp. (c)	617	24,480
JetBlue Airways Corp. (c)	1,937	20,574
Landstar System Inc.	214	15,420
Manitowoc Co. Inc.	539	12,632
Northwest Pipe Co. (c)	382	13,029
Paylocity Holding Corp. (c) (e)	167	3,289
PGT Inc. (c)	451	4,206
Proto Labs Inc. (c)	64	4,443
Quality Distribution Inc. (c)	576	7,364
Thermon Group Holdings Inc. (c)	439	10,719
Trex Co. Inc. (c)	409	14,145
Waste Connections Inc.	434	21,077
Woodward Governor Co.	254	12,098
		202,131
INFORMATION TECHNOLOGY - 21.3%
Aruba Networks Inc. (c)	296	6,377
Aspen Technology Inc. (c)	403	15,216
Cavium Inc. (c)	499	24,834
Coherent Inc. (c)	223	13,659
CommVault Systems Inc. (c)	129	6,485
Cornerstone OnDemand Inc. (c)	416	14,322
Demandware Inc. (c)	267	13,620
E2open Inc. (c) (e)	562	5,228
Fortinet Inc. (c)	527	13,312
Guidewire Software Inc. (c)	253	11,228
Imperva Inc. (c) (e)	387	11,131
InvenSense Inc. (c) (e)	274	5,402
IPG Photonics Corp. (c) (e)	271	18,629
Kulicke & Soffa Industries Inc. (c)	460	6,547
Manhattan Associates Inc. (c)	103	3,438
Palo Alto Networks Inc. (c)	171	16,744
PTC Inc. (c)	241	8,884
Qualys Inc. (c)	447	11,903
RF Micro Devices Inc. (c)	607	7,006
SciQuest Inc. (c)	404	6,080
Tableau Software Inc. - Class A (c)	117	8,497
Teradyne Inc.	401	7,784
Trulia Inc. (c) (e)	196	9,569
Ultimate Software Group Inc. (c)	98	13,928
Varonis Systems Inc. (c) (e)	209	4,409
Veeco Instruments Inc. (c)	491	17,177
WebMD Health Corp. - Class A (c) (e)	209	8,740
		290,149
MATERIALS - 6.4%
Chemtura Corp. (c)	168	3,916
Huntsman Corp.	798	20,741
Martin Marietta Materials Inc.	179	23,119
Quaker Chemical Corp.	341	24,462
RTI International Metals Inc. (c)	610	15,035
		87,273
Total Common Stocks (cost $1,193,664)		1,349,656

SHORT TERM INVESTMENTS - 10.1%
Investment Companies - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	17,481	17,481

Securities Lending Collateral - 8.8%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	120,030	120,030
Total Short Term Investments (cost $137,511)		137,511
Total Investments - 109.2% (cost $1,331,175)		1,487,167
Other Assets and Liabilities, Net - (9.2%)		(125,745)
Total Net Assets - 100.0%		$1,361,422

JNL/Eastspring Investments Asia ex-Japan Fund

COMMON STOCKS - 99.3%
CHINA - 27.1%
Bank of China Ltd. - Class H	8,351	$3,741
Belle International Holdings Ltd. (e)	1,296	1,457
China Communications Constructions Co. Ltd. - Class H	2,436	1,758
China Construction Bank Corp. - Class H	6,217	4,348
China Merchants Bank Co. Ltd. - Class H (e)	1,875	3,201
China Merchants Holdings International Co. Ltd.	934	2,884
China Mobile Ltd.	452	5,284
China Pacific Insurance Group Co. Ltd. - Class H	508	1,786
China Resources Power Holdings Co. Ltd.	1,036	2,791
China Shanshui Cement Group Ltd.	2,648	946
China Shenhua Energy Co. Ltd. - Class H	780	2,170
Dongfeng Motor Group Co. Ltd. - Class H	1,284	2,105
Huabao International Holdings Ltd.	2,926	2,257
Parkson Retail Group Ltd. (e)	3,388	980
PetroChina Co. Ltd. - Class H	2,956	3,789
Wumart Stores Inc. - Class H (e)	1,058	989
		40,486
HONG KONG - 13.7%
Hang Seng Bank Ltd.	141	2,266
Hutchison Whampoa Ltd.	12	145
Jardine Matheson Holdings Ltd.	50	2,956
Li & Fung Ltd.	1,550	1,761
Longfor Properties Co. Ltd.	1,108	1,265
Sino Land Co.	1,289	1,987
Standard Chartered Plc (e)	180	3,394
Sun Hung Kai Properties Ltd.	291	4,123
Wharf Holdings Ltd.	364	2,585
		20,482
INDIA - 9.3%
Axis Bank Ltd.	338	2,068
Cairn India Ltd.	301	1,518
Housing Development Finance Corp.	189	3,220
Infosys Ltd.	72	4,356
Sesa Sterlite Ltd.	410	1,799
Tata Motors Ltd. - Class A	174	967
		13,928
INDONESIA - 2.9%
Bank Negara Indonesia Persero Tbk PT	4,860	2,196
Bank Rakyat Indonesia Persero Tbk PT	1,786	1,527

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Salim Ivomas Pratama Tbk PT	9,662	651
		4,374
MALAYSIA - 2.8%
AMMB Holdings Bhd	860	1,801
Genting Bhd	148	428
Genting Malaysia Bhd	1,511	1,924
		4,153
PHILIPPINES - 0.6%
First Gen Corp.	1,532	919

SINGAPORE - 6.6%
Asian Pay Television Trust	1,734	1,121
CapitaLand Ltd.	605	1,516
DBS Group Holdings Ltd. (e)	171	2,462
Noble Group Ltd.	2,975	3,024
Singapore Telecommunications Ltd.	569	1,694
		9,817
SOUTH KOREA - 20.9%
Hana Financial Group Inc.	83	3,028
Hankook Tire Co. Ltd.	47	2,307
Hyundai Engineering & Construction Co. Ltd.	36	2,047
Hyundai Motor Co.	23	4,071
KT Corp.	117	3,799
LG Corp.	33	2,378
POSCO Inc.	7	2,266
Samsung Electronics Co. Ltd.	8	8,963
SK Innovation Co. Ltd.	31	2,361
		31,220
TAIWAN - 11.7%
Advanced Semiconductor Engineering Inc.	374	437
Compal Electronics Inc.	1,422	1,064
CTBC Financial Holding Co. Ltd.	3,693	2,480
Hon Hai Precision Industry Co. Ltd.	1,185	3,731
Taiwan Semiconductor Manufacturing Co. Ltd.	1,507	5,998
Uni-President Enterprises Corp.	1,452	2,519
Wistron Corp.	1,130	1,151
		17,380
THAILAND - 3.7%
Bangkok Bank PCL	282	1,822
Charoen Pokphand Foods PCL	1,079	1,003
PTT Exploration & Production PCL	537	2,643
		5,468
Total Common Stocks (cost $149,824)		148,227

SHORT TERM INVESTMENTS - 2.1%
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	3,177	3,177
Total Short Term Investments (cost $3,177)		3,177
Total Investments - 101.4% (cost $153,001)		151,404
Other Assets and Liabilities, Net - (1.4%)		(2,028)
Total Net Assets - 100.0%		$149,376

JNL/Eastspring Investments China-India Fund

COMMON STOCKS - 98.2%
CHINA - 42.2%
Bank of China Ltd. - Class H	37,032	$16,590
Belle International Holdings Ltd. (e)	4,371	4,915
China Merchants Bank Co. Ltd.	2,796	4,773
China Merchants Holdings International Co. Ltd.	1,752	5,411
China Mobile Ltd.	955	11,176
China Pacific Insurance Group Co. Ltd. - Class H (e)	3,213	11,289
China Petroleum & Chemical Corp. - Class H	11,098	9,707
China Resources Land Ltd. (e)	1,698	3,493
China Resources Power Holdings Co. Ltd.	2,600	7,005
China Shanshui Cement Group Ltd.	11,420	4,078
China Shenhua Energy Co. Ltd. - Class H	2,288	6,367
China Unicom Hong Kong Ltd.	5,241	7,860
CNOOC Ltd.	6,469	11,156
Dongfeng Motor Group Co. Ltd. - Class H	4,882	8,005
Fosun International Ltd. (e)	2,887	3,465
Franshion Properties China Ltd. (e)	27,528	6,695
Huabao International Holdings Ltd.	8,594	6,630
Industrial & Commercial Bank of China Ltd. - Class H	26,122	16,326
Travelsky Technology Ltd. - Class H	5,559	5,985
Wumart Stores Inc. - Class H (e)	4,560	4,262
Xingda International Holdings Ltd.	6,274	2,157
		157,345
HONG KONG - 4.0%
Guangdong Investment Ltd.	4,006	4,683
Tencent Holdings Ltd.	627	9,326
WH Group Ltd. (c)	1,304	1,071
		15,080
INDIA - 52.0%
Axis Bank Ltd.	111	680
Bharti Infratel Ltd.	1,487	7,098
Cairn India Ltd.	1,468	7,398
Coal India Ltd.	663	3,666
Container Corp. of India Ltd.	258	5,633
Dr. Reddy’s Laboratories Ltd.	233	12,186
HDFC Bank Ltd.	271	3,808
Housing Development Finance Corp.	215	3,661
ICICI Bank Ltd.	444	10,291
Idea Cellular Ltd.	2,413	6,474
Infosys Ltd.	426	25,876
ITC Ltd.	1,275	7,625
Larsen & Toubro Ltd.	468	11,010
LIC Housing Finances Ltd.	1,748	9,171
Mahindra & Mahindra Financial Services Ltd.	1,501	6,624
Mahindra & Mahindra Ltd.	448	9,833
Mphasis Ltd.	787	5,471
Mundra Port and Special Economic Zone Ltd.	1,565	7,015
Oil India Ltd.	521	5,132
Reliance Industries Ltd.	589	8,998
Sesa Sterlite Ltd.	1,817	7,974
Sun TV Network Ltd.	166	906
Tata Consultancy Services Ltd.	249	11,041
Tata Motors Ltd. - Class A	1,025	5,709
Tata Motors Ltd.	1,292	10,494
		193,774
Total Common Stocks (cost $350,884)		366,199

SHORT TERM INVESTMENTS - 3.9%
Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	3,329	3,329

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	11,155	11,155
Total Short Term Investments (cost $14,484)		14,484
Total Investments - 102.1% (cost $365,368)		380,683
Other Assets and Liabilities, Net - (2.1%)		(7,860)
Total Net Assets - 100.0%		$372,823

JNL/Franklin Templeton Global Growth Fund

COMMON STOCKS - 95.8%
BRAZIL - 0.5%
Petroleo Brasileiro SA - ADR (e)	389	$5,793

CANADA - 1.5%
Talisman Energy Inc.	2,211	19,129

CHINA - 1.9%
China Mobile Ltd.	446	5,219
China Shenhua Energy Co. Ltd. - Class H	3,240	9,017
China Telecom Corp. Ltd. - ADR - Class H (e)	146	8,948
Dongfang Electric Corp. Ltd. - Class H	681	1,227
		24,411
DENMARK - 0.5%
FLSmidth & Co. A/S	137	6,551

FRANCE - 9.5%
Alstom SA (c)	138	4,723
AXA SA	662	16,303
BNP Paribas	255	16,929
Compagnie Generale des Etablissements Michelin	161	15,209
Credit Agricole SA	976	14,717
Orange SA	282	4,205
Sanofi SA	189	21,359
Technip SA	19	1,560
Total SA (e)	278	17,991
Vivendi SA	308	7,440
		120,436
GERMANY - 6.3%
Commerzbank AG (c)	326	4,842
Deutsche Lufthansa AG	1,093	17,156
Merck KGaA	172	15,815
Metro AG (c)	424	13,908
Muenchener Rueckversicherungs AG	48	9,422
SAP AG	99	7,128
Siemens AG	99	11,825
		80,096
HONG KONG - 0.6%
Kunlun Energy Co. Ltd.	5,654	8,159

INDIA - 0.3%
ICICI Bank Ltd. - ADR	71	3,490

IRELAND - 1.2%
CRH Plc	47	1,075
CRH Plc	637	14,469
		15,544
ISRAEL - 1.8%
Teva Pharmaceutical Industries Ltd. - ADR	435	23,376

ITALY - 3.0%
ENI SpA	677	16,065
Saipem SpA (c)	265	5,624
UniCredit SpA	2,008	15,774
		37,463
JAPAN - 2.5%
Konica Minolta Holdings Inc.	744	8,037
Nissan Motor Co. Ltd. (e)	1,358	13,146
Toyota Motor Corp.	188	11,044
		32,227
NETHERLANDS - 6.4%
Akzo Nobel NV	259	17,720
Fugro NV - CVA	330	9,973
ING Groep NV - CVA (c)	1,124	15,976
Koninklijke Philips Electronics NV	310	9,863
NN Group NV (c)	164	4,753
Qiagen NV (c)	213	4,832
Randstad Holding NV	75	3,493
Royal Dutch Shell Plc - Class B	238	9,407
TNT NV	757	4,774
		80,791
PORTUGAL - 1.1%
Galp Energia SGPS SA	880	14,298

RUSSIAN FEDERATION - 2.6%
Lukoil OAO - ADR	128	6,512
MMC Norilsk Nickel - ADR	828	15,392
Mobile Telesystems OJSC - ADR	764	11,412
		33,316
SINGAPORE - 1.7%
DBS Group Holdings Ltd.	666	9,606
Singapore Telecommunications Ltd.	3,809	11,338
		20,944
SOUTH KOREA - 4.4%
KB Financial Group Inc. - ADR	290	10,498
POSCO Inc. - ADR (e)	176	13,376
Samsung Electronics Co. Ltd. - GDR (p)	57	32,029
		55,903
SPAIN - 1.4%
Telefonica SA	1,175	18,150

SWEDEN - 1.5%
Getinge AB - Class B	345	8,661
Telefonaktiebolaget LM Ericsson - Class B	809	10,203
		18,864
SWITZERLAND - 3.6%
Credit Suisse Group AG	518	14,339
Roche Holding AG	73	21,666
Swiss Re AG	129	10,232
		46,237
THAILAND - 0.3%
Bangkok Bank PCL - NVDR	555	3,485

TURKEY - 1.0%
Turkcell Iletisim Hizmetleri A/S - ADR (c) (e)	1,013	13,309

UNITED KINGDOM - 10.5%
Aviva Plc	1,968	16,649
BAE Systems Plc	857	6,520
BP Plc	1,407	10,293
British Sky Broadcasting Group Plc	382	5,443
GlaxoSmithKline Plc	832	19,014
HSBC Holdings Plc	1,860	18,930
International Consolidated Airlines Group SA (c)	1,389	8,246

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Kingfisher Plc	2,694	14,090
Marks & Spencer Group Plc	643	4,203
Noble Corp plc	336	7,472
Serco Group Plc	1,243	5,764
Tesco Plc	2,500	7,467
Vodafone Group Plc	2,750	9,063
		133,154
UNITED STATES OF AMERICA - 31.7%
Actavis plc (c)	41	9,979
American International Group Inc.	368	19,892
Amgen Inc.	162	22,757
Baker Hughes Inc.	92	6,004
Best Buy Co. Inc.	376	12,629
Chevron Corp.	59	6,997
Cisco Systems Inc.	583	14,662
Citigroup Inc.	487	25,253
Comcast Corp. - Special Class A (e)	471	25,178
CVS Caremark Corp.	160	12,712
FedEx Corp.	21	3,418
Flextronics International Ltd. (c)	278	2,868
Hewlett-Packard Co.	511	18,114
JPMorgan Chase & Co.	268	16,146
Medtronic Inc.	323	20,004
Merck & Co. Inc.	289	17,150
Microsoft Corp.	715	33,158
Morgan Stanley	545	18,833
Navistar International Corp. (c) (e)	273	8,981
News Corp. - Class A (c)	347	5,680
Oracle Corp.	123	4,708
Paragon Offshore Plc (c) (e)	112	689
Pfizer Inc.	602	17,804
Sprint Corp. (c)	396	2,512
SunTrust Banks Inc.	358	13,628
Target Corp.	113	7,105
Twenty-First Century Fox Inc. - Class A	396	13,581
United Parcel Service Inc. - Class B	109	10,755
Verizon Communications Inc.	133	6,630
Viacom Inc. - Class B	122	9,369
Walgreen Co.	85	5,018
Walt Disney Co.	116	10,371
		402,585
Total Common Stocks (cost $1,091,189)		1,217,711

SHORT TERM INVESTMENTS - 8.6%
Investment Companies - 4.5%
JNL Money Market Fund, 0.01% (a) (h)	56,614	56,614

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	52,423	52,423
Total Short Term Investments (cost $109,037)		109,037
Total Investments - 104.4% (cost $1,200,226)		1,326,748
Other Assets and Liabilities, Net - (4.4%)		(55,560)
Total Net Assets - 100.0%		$1,271,188

JNL/Franklin Templeton Global Multisector Bond Fund

CORPORATE BONDS AND NOTES - 15.8%
AUSTRALIA - 0.2%
Barminco Finance Pty Ltd., 9.00%, 06/01/18 (r)	$1,300	$1,125
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (e) (r)	400	403
6.88%, 02/01/18 (e) (r)	1,900	1,952
		3,480
CANADA - 0.7%
1011778 BC Unltd. Liability Corp., 6.00%, 04/01/22 (r)	2,500	2,484
B2Gold Corp., 3.25%, 10/01/18 (v)	10,160	9,506
First Quantum Minerals Ltd.
6.75%, 02/15/20 (r)	1,318	1,341
7.00%, 02/15/21 (r)	1,318	1,336
Valeant Pharmaceuticals International Inc., 7.50%, 07/15/21 (r)	600	642
		15,309
CHILE - 0.0%
VTR Finance BV, 6.88%, 01/15/24 (r)	900	931

FRANCE - 0.1%
CGG SA, 6.88%, 01/15/22 (r)	1,000	887
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	1,900	1,672
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	33	33
		2,592
GERMANY - 0.1%
Faenza GmbH, 8.25%, 08/15/21 (r), EUR	1,500	2,046
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	800	1,088
		3,134
INDIA - 0.0%
Novelis Inc., 8.38%, 12/15/17	200	208

ITALY - 0.2%
Wind Acquisition Finance SA
4.75%, 07/15/20 (r)	700	675
7.38%, 04/23/21 (r)	3,000	3,015
		3,690
JAMAICA - 0.2%
Digicel Group Ltd.
8.25%, 09/30/20 (e) (r)	600	618
7.13%, 04/01/22 (r)	800	798
Digicel Ltd., 6.00%, 04/15/21 (e) (r)	2,100	2,079
		3,495
LUXEMBOURG - 0.3%
CHC Helicopter SA, 9.25%, 10/15/20	2,790	2,971
INEOS Group Holdings SA
6.50%, 08/15/18 (e) (r), EUR	1,000	1,295
5.75%, 02/15/19 (r), EUR	800	1,013
Intelsat Jackson Holdings SA, 5.50%, 08/01/23	1,600	1,528
		6,807
NETHERLANDS - 0.3%
InterGen NV, 7.00%, 06/30/23 (r)	3,000	2,887
UPC Holding BV, 6.75%, 03/15/23 (r), EUR	700	966
UPCB Finance VI Ltd., 6.88%, 01/15/22 (e) (r)	1,600	1,708
		5,561
RUSSIAN FEDERATION - 0.5%
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (r)	4,800	4,979
7.75%, 04/28/21 (r)	5,750	5,765
		10,744

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SINGAPORE - 0.5%
Monetary Authority of Singapore, 0.00%, 12/19/14 (j), SGD	12,500	9,792

SOUTH AFRICA - 0.8%
Edcon Holdings Pty Ltd., 13.38%, 06/30/19 (r), EUR	12,600	6,843
Edcon Pty Ltd.
9.50%, 03/01/18 (e) (r)	1,650	1,353
9.50%, 03/01/18 (e) (r), EUR	7,150	7,451
		15,647
SOUTH KOREA - 2.9%
Korea Monetary Stabilization Bond
2.90%, 12/02/15, KRW	14,356,500	13,713
2.80%, 04/02/16, KRW	33,731,020	32,237
2.79%, 06/02/16, KRW	5,063,000	4,841
2.46%, 08/02/16, KRW	9,190,800	8,741
		59,532
SPAIN - 0.2%
Abengoa Finance SAU
8.88%, 11/01/17 (r)	1,600	1,748
7.75%, 02/01/20 (r)	1,500	1,613
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (r)	1,100	1,086
		4,447
SWEDEN - 0.2%
Stena AB, 7.00%, 02/01/24 (e) (r)	2,500	2,600
Stena International SA, 5.75%, 03/01/24 (r)	900	900
		3,500
UNITED KINGDOM - 0.5%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	1,100	1,128
Lynx II Corp., 6.38%, 04/15/23 (r)	2,200	2,271
New Look Bondco I Plc, 8.75%, 05/14/18 (r), GBP	1,100	1,859
Royal Bank of Scotland Group Plc
6.93%, 04/09/18, EUR	600	870
6.13%, 12/15/22	600	635
5.13%, 05/28/24	1,300	1,278
Virgin Media Finance Plc, 6.38%, 10/15/24 (r), GBP	500	807
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (r)	1,000	995
		9,843
UNITED STATES OF AMERICA - 8.1%
Ally Financial Inc.
8.00%, 12/31/18	500	568
7.50%, 09/15/20	900	1,037
5.13%, 09/30/24 (e)	2,100	2,058
Amsurg Corp., 5.63%, 07/15/22 (r)	1,300	1,287
Antero Resources Finance Corp., 5.38%, 11/01/21	2,500	2,487
ArcelorMittal, 6.00%, 03/01/21 (e) (l)	2,500	2,628
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	2,500	2,400
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17	600	463
9.00%, 02/15/20 (e)	1,100	850
California Resources Corp.
5.50%, 09/15/21 (r)	1,000	1,015
6.00%, 11/15/24 (r)	1,000	1,028
Calpine Corp.
6.00%, 01/15/22 (r)	200	211
7.88%, 01/15/23 (p)	90	98
7.88%, 01/15/23 (r)	1,604	1,752
5.88%, 01/15/24 (e) (r)	900	932
5.75%, 01/15/25	2,000	1,940
CCO Holdings LLC
8.13%, 04/30/20	600	634
5.25%, 09/30/22 (e)	1,400	1,370
Cemex Finance LLC, 6.00%, 04/01/24 (e) (r)	2,500	2,493
Chaparral Energy Inc.
8.25%, 09/01/21	1,500	1,605
7.63%, 11/15/22	1,400	1,435
Chesapeake Energy Corp.
6.63%, 08/15/20	1,000	1,103
6.13%, 02/15/21	1,500	1,631
CIT Group Inc.
6.63%, 04/01/18 (r)	500	536
5.38%, 05/15/20	100	103
5.00%, 08/15/22	1,000	1,003
5.00%, 08/01/23	1,000	993
Citigroup Inc., 6.30%, (callable at 100 beginning 05/15/24) (m)	2,400	2,376
Clayton Williams Energy Inc., 7.75%, 04/01/19	1,800	1,849
Clear Channel Communications Inc.
9.00%, 03/01/21	1,600	1,592
9.00%, 09/15/22 (e) (r)	1,800	1,786
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20	300	311
6.50%, 11/15/22	1,000	1,023
Community Health Systems Inc.
8.00%, 11/15/19	500	534
7.13%, 07/15/20 (e)	1,300	1,376
Consol Energy Inc., 6.38%, 03/01/21	700	711
CONSOL Energy Inc., 5.88%, 04/15/22 (r)	1,600	1,576
Crown Castle International Corp., 5.25%, 01/15/23	2,700	2,673
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	2,700	2,798
5.13%, 07/15/24	400	393
Del Monte Corp., 7.63%, 02/15/19	1,039	1,030
DISH DBS Corp.
5.88%, 07/15/22 (e)	900	918
5.00%, 03/15/23	700	672
E*TRADE Financial Corp., 6.38%, 11/15/19	2,200	2,310
Echostar DBS Corp., 7.13%, 02/01/16	400	424
El Paso LLC, 7.00%, 06/15/17	400	441
Energy Transfer Equity LP, 5.88%, 01/15/24	3,000	3,067
Energy Transfer Partners LP, 7.50%, 10/15/20	400	447
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17	600	623
7.75%, 06/15/19	1,200	1,194
Equinix Inc., 5.38%, 04/01/23	3,000	2,970
First Data Corp.
8.25%, 01/15/21 (r)	600	636
11.25%, 01/15/21	130	148
12.63%, 01/15/21	2,200	2,634
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	400	460
Frontier Communications Corp.
8.50%, 04/15/20	100	111
8.75%, 04/15/22	1,400	1,575
7.13%, 01/15/23	1,000	1,020
7.63%, 04/15/24 (e)	100	104
7.88%, 01/15/27	100	101
Gannett Co. Inc.
5.13%, 07/15/20 (e)	2,600	2,606
5.50%, 09/15/24 (e) (r)	800	788
Goodyear Tire & Rubber Co., 6.50%, 03/01/21	2,500	2,600
Halcon Resources Corp.
9.75%, 07/15/20	900	916
8.88%, 05/15/21 (e)	1,600	1,576

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
9.25%, 02/15/22	600	593
HCA Holdings Inc., 7.75%, 05/15/21	500	534
HCA Inc.
7.50%, 02/15/22	1,400	1,575
5.88%, 03/15/22	1,800	1,892
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	1,800	1,921
inVentiv Health Inc., 9.00%, 01/15/18 (r)	400	415
Jaguar Holding Co. I, 9.38%, 10/15/17 (r) (y)	3,100	3,131
Jarden Corp., 6.13%, 11/15/22	400	415
JBS USA LLC
8.25%, 02/01/20 (r)	1,100	1,172
7.25%, 06/01/21 (r)	700	735
5.88%, 07/15/24 (r)	1,700	1,636
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	2,000	1,947
6.00% (callable at 100 beginning 08/01/23) (m)	1,900	1,869
Kinder Morgan Inc., 5.00%, 02/15/21 (r)	1,000	1,043
Linn Energy LLC
6.25%, 11/01/19	500	488
7.75%, 02/01/21	1,200	1,209
6.50%, 09/15/21	1,300	1,268
Manitowoc Co. Inc., 8.50%, 11/01/20 (e)	400	430
MGM Resorts International
7.50%, 06/01/16	500	534
7.75%, 03/15/22 (e)	2,000	2,225
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (e)	2,200	2,183
Navistar International Corp., 8.25%, 11/01/21 (e)	2,500	2,562
Novelis Inc., 8.75%, 12/15/20	1,300	1,389
Offshore Group Investment Ltd.
7.50%, 11/01/19 (e)	2,100	1,948
7.13%, 04/01/23 (e)	100	88
PBF Holding Co. LLC, 8.25%, 02/15/20 (e)	2,500	2,619
Penn Virginia Corp., 8.50%, 05/01/20	800	840
Pinnacle Entertainment Inc.
8.75%, 05/15/20	400	423
6.38%, 08/01/21	100	105
7.75%, 04/01/22 (e)	1,600	1,740
Plains Exploration & Production Co.
6.13%, 06/15/19	65	71
6.63%, 05/01/21	1,038	1,137
PVR Partners LP, 6.50%, 05/15/21	2,200	2,304
Quicksilver Resources Inc., 9.13%, 08/15/19 (e)	2,600	1,625
Regency Energy Partners LP
5.88%, 03/01/22	2,000	2,085
5.00%, 10/01/22	700	691
Reynolds Group Issuer Inc.
9.00%, 04/15/19	3,300	3,436
9.88%, 08/15/19	300	323
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	2,000	2,055
6.25%, 03/15/22 (r)	900	947
5.63%, 04/15/23 (e)	800	808
Samson Investment Co., 9.75%, 02/15/20 (e)	3,000	2,722
Sirius XM Radio Inc., 6.00%, 07/15/24 (r)	1,700	1,725
SLM Corp.
8.45%, 06/15/18	1,400	1,575
5.50%, 01/15/19	900	918
4.88%, 06/17/19	800	800
Sprint Corp., 7.13%, 06/15/24 (r)	600	605
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,300	1,503
7.00%, 03/01/20 (r)	100	110
6.00%, 11/15/22	1,600	1,552
Sun Merger Sub Inc., 5.88%, 08/01/21 (r)	500	506
T-Mobile USA Inc.
6.54%, 04/28/20	1,600	1,640
6.13%, 01/15/22	200	201
6.50%, 01/15/24	400	405
6.38%, 03/01/25	1,600	1,596
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	800	790
5.50%, 03/01/19 (e) (r)	1,400	1,404
8.13%, 04/01/22	1,400	1,536
Terex Corp., 6.00%, 05/15/21	2,100	2,184
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (d) (r)	1,600	1,340
TransDigm Inc.
6.00%, 07/15/22 (r)	1,000	988
6.50%, 07/15/24 (r)	500	498
Univision Communications Inc.
6.88%, 05/15/19 (r)	500	521
6.75%, 09/15/22 (r)	1,085	1,161
5.13%, 05/15/23 (r)	1,000	1,013
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	1,800	1,849
5.63%, 12/01/21 (r)	200	199
Visant Corp., 10.00%, 10/01/17	1,200	1,071
		166,852
Total Corporate Bonds and Notes (cost $338,240)		325,564

GOVERNMENT AND AGENCY OBLIGATIONS - 60.4%
BRAZIL - 4.2%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/18 - 08/15/22 (s), BRL	25,560	26,184
Brazil Notas do Tesouro Nacional, 0.00%, 10/01/15 - 01/01/18 (j), BRL	138,600	45,362
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/19 - 01/01/23, BRL	42,060	15,985
		87,531
CANADA - 0.8%
Canada Government Bond
1.00%, 11/01/14 - 02/01/15, CAD	13,479	12,035
2.00%, 12/01/14, CAD	3,394	3,035
1.50%, 08/01/15, CAD	1,470	1,318
		16,388
ECUADOR - 0.6%
Ecuador Government International Bond, 7.95%, 06/20/24 (e) (r)	12,480	12,979

GHANA - 1.8%
Ghana Government Bond
14.00%, 10/13/14, GHS	50	15
14.99%, 02/23/15, GHS	5,520	1,630
24.00%, 05/25/15, GHS	17,482	5,346
21.00%, 10/26/15, GHS	33,913	10,144
19.24%, 05/30/16, GHS	5,065	1,493
23.00%, 02/13/17 - 08/21/17, GHS	11,278	3,514
24.44%, 05/29/17, GHS	4,160	1,329
26.00%, 06/05/17, GHS	1,340	441
25.40%, 07/31/17, GHS	910	297
19.04%, 09/24/18, GHS	27,610	7,554
Republic of Ghana, 7.88%, 08/07/23 (r)	4,950	4,962
		36,725
HUNGARY - 7.8%
Hungary Government Bond
7.75%, 08/24/15, HUF	42,700	183

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.50%, 12/22/16 - 06/24/25, HUF	8,629,190	37,664
6.75%, 02/24/17 - 11/24/17, HUF	2,213,590	10,067
4.00%, 04/25/18, HUF	666,900	2,781
6.50%, 06/24/19, HUF	1,284,430	5,853
7.50%, 11/12/20, HUF	2,576,490	12,450
7.00%, 06/24/22, HUF	6,064,170	28,814
Hungary Government International Bond
4.38%, 07/04/17 (p), EUR	5,000	6,770
5.75%, 06/11/18 (p), EUR	5,500	7,855
5.38%, 02/21/23	27,100	28,590
6.00%, 11/24/23 (e), HUF	4,646,490	20,899
		161,926
ICELAND - 0.2%
Iceland Government International Bond, 5.88%, 05/11/22 (r)	2,800	3,155

INDIA - 1.9%
India Government Bond
7.28%, 06/03/19, INR	15,800	244
7.80%, 05/03/20, INR	407,300	6,361
8.12%, 12/10/20, INR	305,900	4,830
8.35%, 05/14/22, INR	120,200	1,906
7.16%, 05/20/23, INR	75,600	1,098
8.83%, 11/25/23, INR	1,020,400	16,723
8.28%, 09/21/27, INR	123,100	1,918
8.60%, 06/02/28, INR	422,400	6,806
		39,886
IRELAND - 5.2%
Ireland Government Bond
5.90%, 10/18/19, EUR	2,193	3,511
4.50%, 04/18/20, EUR	2,496	3,799
5.00%, 10/18/20, EUR	11,512	18,165
5.40%, 03/13/25, EUR	48,111	80,948
		106,423
KENYA - 0.2%
Kenya Government International Bond, 6.88%, 06/24/24 (r)	4,490	4,726

LATVIA - 0.2%
Republic of Latvia
5.25%, 02/22/17 (e) (r)	2,000	2,170
5.25%, 06/16/21 (r)	2,500	2,777
		4,947
LITHUANIA - 0.2%
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	4,040	4,661

MALAYSIA - 1.9%
Malaysia Government Bond
3.74%, 02/27/15, MYR	56,875	17,363
3.84%, 08/12/15, MYR	33,260	10,180
4.72%, 09/30/15, MYR	25,658	7,933
3.20%, 10/15/15, MYR	9,880	3,006
		38,482
MEXICO - 2.6%
Mexico Bonos
9.50%, 12/18/14, MXN	260,770	19,668
6.00%, 06/18/15, MXN	44,028	3,344
8.00%, 12/17/15, MXN	154,945	12,174
6.25%, 06/16/16, MXN	203,230	15,783
7.25%, 12/15/16, MXN	19,370	1,537
Mexico Government Inflation Indexed Bond
4.50%, 12/18/14 (n), MXN	2,661	200
5.00%, 06/16/16 (n), MXN	6,831	552
3.50%, 12/14/17 (n), MXN	7,152	577
4.00%, 06/13/19 (n), MXN	4,987	411
2.50%, 12/10/20 (n), MXN	3,962	300
		54,546
PHILIPPINES - 0.5%
Philippine Government Bond
7.00%, 01/27/16, PHP	2,100	50
1.63%, 04/25/16, PHP	459,150	10,128
9.13%, 09/04/16, PHP	1,120	28
		10,206
POLAND - 5.8%
Poland Government Bond
5.50%, 04/25/15, PLN	3,333	1,026
0.00%, 07/25/15 - 07/25/16 (j), PLN	340,959	100,103
6.25%, 10/24/15, PLN	1,664	525
5.00%, 04/25/16, PLN	13,220	4,176
4.75%, 10/25/16, PLN	45,065	14,358
		120,188
PORTUGAL - 2.5%
Portugal Government International Bond, 5.13%, 10/15/24 (r)	47,970	49,698
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/23 (p), EUR	322	466
5.65%, 02/15/24 (p), EUR	805	1,219
		51,383
SERBIA - 4.1%
Republic of Serbia
9.88%, 03/01/15, RSD	104,000	1,130
4.88%, 02/25/20 (r)	4,280	4,264
7.25%, 09/28/21 (r)	14,790	16,500
Serbia Treasury Bond
9.88%, 04/27/15 - 03/13/16, RSD	741,850	8,091
10.00%, 04/27/15 - 09/11/21, RSD	5,055,970	53,608
		83,593
SINGAPORE - 0.0%
Singapore Government Bond, 1.13%, 04/01/16, SGD	350	277

SLOVENIA - 1.1%
Slovenia Government International Bond
5.50%, 10/26/22 (r)	9,006	9,783
5.85%, 05/10/23 (e) (r)	11,615	12,921
		22,704
SOUTH KOREA - 9.6%
Korea Monetary Stabilization Bond
2.78%, 10/02/14, KRW	35,131,000	33,292
2.84%, 12/02/14, KRW	9,784,180	9,282
2.74%, 02/02/15, KRW	22,958,390	21,797
2.47%, 04/02/15, KRW	31,819,150	30,196
2.76%, 06/02/15, KRW	3,545,700	3,372
2.80%, 08/02/15, KRW	43,504,640	41,435
Korea Treasury Bond
3.25%, 12/10/14 - 06/10/15, KRW	5,988,700	5,696
4.50%, 03/10/15, KRW	256,400	245
4.00%, 09/10/15 - 03/10/16, KRW	1,861,100	1,797
2.75%, 12/10/15 - 06/10/16, KRW	48,242,640	46,044
3.00%, 12/10/16, KRW	4,350,500	4,185
		197,341
SRI LANKA - 0.6%
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	241
8.50%, 11/01/15 - 07/15/18, LKR	402,780	3,258
8.00%, 06/01/16 - 11/15/18, LKR	522,290	4,126
5.80%, 01/15/17 - 07/15/17, LKR	268,300	2,020

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
7.50%, 08/15/18, LKR	5,260	41
10.60%, 07/01/19, LKR	58,290	509
9.00%, 05/01/21, LKR	296,620	2,486
11.20%, 07/01/22, LKR	14,160	132
		12,813
SWEDEN - 1.4%
Sweden Government Bond, 4.50%, 08/12/15, SEK	204,810	29,435

UKRAINE - 3.4%
Financing of Infrastructural Projects State Enterprise, 8.38%, 11/03/17 (r)	100	81
Ukraine Government International Bond
6.25%, 06/17/16 (r)	580	499
6.58%, 11/21/16 (r)	696	592
9.25%, 07/24/17 (e) (r)	17,880	15,690
6.75%, 11/14/17 (e) (r)	7,360	6,257
7.75%, 09/23/20 (e) (r)	1,357	1,160
7.95%, 02/23/21 (e) (r)	9,700	8,245
7.80%, 11/28/22 (e) (r)	21,300	18,216
7.50%, 04/17/23 (e) (r)	22,130	18,538
		69,278
URUGUAY - 3.8%
Uruguay Government International Inflation Indexed Bond
9.16%, 09/14/18 (n), UYU	37,055	1,623
4.25%, 04/05/27 (i) (n), UYU	67,052	2,977
4.38%, 12/15/28 - 12/15/28 (n), UYU	666,263	29,809
4.00%, 07/10/30 (n), UYU	26,968	1,185
3.70%, 06/26/37 (n), UYU	9,411	391
Uruguay Inflation Indexed Letras De Regulacion Monetaria En UI, 0.00%, 03/26/15 (j) (n), UYU	5,871	231
Uruguay Inflation Indexed Notas del Tesoro
7.00%, 12/23/14 (n), UYU	31,582	1,281
4.00%, 06/14/15 - 05/25/25 (n), UYU	310,854	12,453
2.75%, 06/16/16 (n), UYU	89,892	3,481
4.25%, 01/05/17 (n), UYU	39,684	1,578
2.25%, 08/23/17 (n), UYU	28,786	1,088
3.25%, 01/27/19 (n), UYU	265	10
2.50%, 09/27/22 (n), UYU	56,899	2,037
Uruguay Notas del Tesoro
10.50%, 03/21/15, UYU	152,454	6,112
10.25%, 08/22/15, UYU	133,328	5,191
9.50%, 01/27/16, UYU	192,343	7,259
11.00%, 03/21/17, UYU	24,780	948
		77,654
Total Government and Agency Obligations (cost $1,269,481)		1,247,247

COMMON STOCKS - 0.0%
UNITED KINGDOM - 0.0%
CEVA Holdings LLC (c) (f)	—	395
Total Common Stocks (cost $466)		395

PREFERRED STOCKS - 0.0%
UNITED KINGDOM - 0.0%
CEVA Holdings LLC (f) (v)	—	25
CEVA Holdings LLC (f) (v)	1	854
Total Preferred Stocks (cost $1,031)		879

SHORT TERM INVESTMENTS - 26.2%
Investment Companies - 6.3%
JNL Money Market Fund, 0.01% (a) (h)	130,827	130,827

Securities Lending Collateral - 6.8%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	139,784	139,784

Treasury Securities - 13.1%
Bank Negara Malaysia Monetary Note
0.86%, 10/02/14, MYR	29,670	9,043
0.86%, 10/16/14, MYR	6,350	1,933
0.85%, 11/06/14, MYR	5,425	1,649
0.86%, 12/16/14, MYR	20	6
0.86%, 01/08/15, MYR	4,175	1,261
0.86%, 01/20/15, MYR	10,065	3,038
0.91%, 01/22/15, MYR	4,800	1,449
0.85%, 01/29/15, MYR	4,315	1,301
0.85%, 02/17/15, MYR	17,360	5,226
0.91%, 03/03/15, MYR	120,570	36,252
0.86%, 03/12/15, MYR	3,560	1,070
0.00%, 04/07/15, MYR	2,160	648
0.86%, 04/16/15, MYR	5,410	1,620
0.00%, 04/23/15, MYR	8,650	2,589
0.87%, 04/28/15, MYR	45,000	13,460
0.89%, 05/05/15, MYR	60	18
0.91%, 05/19/15, MYR	8,490	2,535
0.91%, 07/16/15, MYR	25,420	7,547
0.90%, 08/04/15, MYR	1,230	364
0.93%, 08/11/15, MYR	93,810	27,784
0.99%, 09/08/15, MYR	3,760	1,111
0.95%, 08/18/15, MYR	1,150	340
0.00%, 09/22/15, MYR	3,190	942
Canada Treasury Bill
0.82%, 10/23/14, CAD	1,340	1,196
0.84%, 11/06/14, CAD	7,180	6,405
0.81%, 12/04/14, CAD	1,320	1,177
Mexico Cetes
0.26%, 10/16/14, MXN	5,119	3,807
0.27%, 12/11/14, MXN	9,314	6,894
0.23%, 12/24/14, MXN	1,672	1,236
0.26%, 04/01/15, MXN	23,207	17,021
0.23%, 05/28/15, MXN	1,787	1,305
0.22%, 07/23/15, MXN	2,574	1,870
0.23%, 09/17/15, MXN	1,288	931
Monetary Authority of Singapore
0.23%, 10/31/14, SGD	26,290	20,601
0.24%, 11/14/14, SGD	570	447
0.23%, 01/20/15, SGD	940	736
0.25%, 05/05/18, SGD	17,837	13,975
Monetary Regulation Bill
0.51%, 06/05/15, UYU	600	22
0.50%, 07/10/15, UYU	4,620	168
Philippine Treasury Bill
0.00%, 10/08/14, PHP	11,180	249
0.03%, 07/08/15, PHP	4,440	97
0.03%, 09/02/15, PHP	36,270	793
Serbia Treasury Bill
0.08%, 06/25/15, RSD	69,450	706
0.08%, 07/24/15, RSD	326,640	3,299
Singapore Treasury Bill
0.22%, 10/10/14, SGD	6,250	4,899
0.24%, 12/23/14, SGD	19,400	15,196
Sweden Treasury Bill
0.02%, 10/15/14, SEK	9,750	1,351
0.02%, 11/19/14, SEK	44,070	6,105
0.02%, 12/17/14, SEK	36,600	5,070
0.02%, 03/18/15, SEK	15,040	2,083
Uruguay Treasury Bill
0.34%, 12/18/14, UYU	7,590	298
0.53%, 01/16/15, UYU	28,270	1,099
0.41%, 02/05/15, UYU	7,260	280

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
0.54%, 02/20/15, UYU	5,385	207
0.40%, 03/26/15, UYU	80,404	3,043
0.55%, 05/04/15, UYU	46,723	1,739
0.33%, 05/14/15, UYU	55,575	2,065
0.37%, 07/02/15, UYU	20,958	764
0.48%, 08/20/15, UYU	448,321	16,033
0.49%, 10/08/15, UYU	10,510	369
0.47%, 11/26/15, UYU	14,930	516
0.48%, 01/14/16, UYU	87,975	2,989
0.52%, 04/21/16, UYU	15,570	511
0.48%, 06/09/16, UYU	670	22
0.46%, 07/28/16, UYU	32,591	1,031
		269,791
Total Short Term Investments (cost $550,879)		540,402
Total Investments - 102.4% (cost $2,160,097)		2,114,487
Other Assets and Liabilities, Net - (2.4%)		(49,585)
Total Net Assets - 100.0%		$2,064,902

JNL/Franklin Templeton Income Fund

COMMON STOCKS - 51.3%
CONSUMER DISCRETIONARY - 2.5%
Dex Media Inc. (c) (e)	21	$203
Ford Motor Co.	800	11,832
General Motors Co.	604	19,295
Target Corp.	587	36,775
		68,105
CONSUMER STAPLES - 0.6%
PepsiCo Inc.	187	17,399

ENERGY - 8.1%
BP Plc - ADR	1,081	47,488
Canadian Oil Sands Ltd.	563	10,393
Chevron Corp.	279	33,243
ENI SpA	280	6,648
Exxon Mobil Corp.	243	22,817
Halcon Resources Corp. (c) (e)	14	55
HollyFrontier Corp.	165	7,194
Royal Dutch Shell Plc - ADR	668	50,885
Spectra Energy Corp.	300	11,794
Total SA - ADR	262	16,879
Transocean Ltd. (e)	150	4,796
Williams Cos. Inc.	144	7,965
		220,157
FINANCIALS - 4.4%
Bank of America Corp.	1,524	25,988
Commonwealth Bank of Australia	82	5,386
HSBC Holdings Plc	750	7,621
JPMorgan Chase & Co.	386	23,228
MetLife Inc.	200	10,744
Royal Bank of Canada	113	8,055
Scentre Group (c)	746	2,147
Toronto-Dominion Bank NY	119	5,853
Wells Fargo & Co.	581	30,126
		119,148
HEALTH CARE - 5.9%
Eli Lilly & Co.	130	8,437
Johnson & Johnson	275	29,312
Merck & Co. Inc.	757	44,863
Pfizer Inc.	1,198	35,428
Roche Holding AG	96	28,201
Sanofi SA - ADR (e)	250	14,108
		160,349
INDUSTRIALS - 4.3%
Boeing Co.	85	10,840
Caterpillar Inc.	60	5,912
CEVA Holdings LLC (c) (f)	2	2,028
Deere & Co.	146	11,938
General Electric Co.	1,443	36,962
Lockheed Martin Corp.	91	16,615
Raytheon Co.	100	10,162
Republic Services Inc. - Class A	294	11,487
Waste Management Inc.	245	11,654
		117,598
INFORMATION TECHNOLOGY - 4.4%
Apple Inc.	214	21,510
Cisco Systems Inc.	561	14,125
First Data Holdings Inc. (c) (f) (p) (q)	1,706	6,761
Intel Corp.	1,050	36,557
Microsoft Corp.	465	21,567
Texas Instruments Inc.	252	11,994
Xilinx Inc.	166	7,009
		119,523
MATERIALS - 8.0%
Agrium Inc. (e)	135	12,015
AngloGold Ashanti Ltd. - ADR (c)	123	1,479
Barrick Gold Corp.	337	4,937
BHP Billiton Plc	1,045	28,905
Dow Chemical Co.	775	40,615
E.I. du Pont de Nemours & Co.	353	25,338
Freeport-McMoRan Copper & Gold Inc.	500	16,325
Goldcorp Inc.	345	7,943
LyondellBasell Industries NV - Class A	270	29,338
Mosaic Co.	150	6,662
Rio Tinto Plc - ADR (e)	904	44,444
		218,001
TELECOMMUNICATION SERVICES - 2.6%
AT&T Inc.	946	33,334
CenturyLink Inc.	150	6,133
Telstra Corp. Ltd.	900	4,176
Verizon Communications Inc.	468	23,385
Vodafone Group Plc	1,636	5,392
		72,420
UTILITIES - 10.5%
AGL Resources Inc.	100	5,134
American Electric Power Co. Inc.	250	13,052
Dominion Resources Inc.	300	20,741
Duke Energy Corp.	471	35,247
Dynegy Inc. (c)	413	11,906
Entergy Corp.	200	15,466
Exelon Corp.	961	32,747
FirstEnergy Corp.	250	8,392
HK Electric Investments Ltd. (e) (r)	3,000	1,977
NextEra Energy Inc.	233	21,896
PG&E Corp.	618	27,848
Pinnacle West Capital Corp.	100	5,464
PPL Corp.	404	13,258
Public Service Enterprise Group Inc.	300	11,172
Sempra Energy	117	12,361
Southern Co.	822	35,896
TECO Energy Inc. (e)	200	3,476
Xcel Energy Inc.	350	10,640
		286,673
Total Common Stocks (cost $1,190,840)		1,399,373

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
EQUITY LINKED STRUCTURED NOTES - 1.7%
CONSUMER DISCRETIONARY - 0.4%
Morgan Stanley Equity Linked Note (Ford Motor Co.), 7.00% (r)	800	12,242

ENERGY - 0.7%
Barclays Bank Plc Equity Linked Note (Anadarko Petroleum Corp.), 6.00% (r)	75	7,582
Barclays Bank Plc Equity Linked Note (Devon Energy Corp.), 6.00% (r)	115	7,697
Barclays Bank Plc Equity Linked Note (Weatherford International Ltd.), 7.50% (r)	210	3,876
		19,155
INFORMATION TECHNOLOGY - 0.3%
Wells Fargo & Co. Equity Linked Note (Broadcom Corp.), 7.00% (r)	260	8,035

MATERIALS - 0.3%
Wells Fargo & Co. Equity Linked Note (Freeport-McMoRan Inc.), 7.50% (r)	250	8,483
Total Equity Linked Structured Notes (cost $48,874)		47,915

PREFERRED STOCKS - 3.3%
ENERGY - 0.8%
Chesapeake Energy Corp., 5.75% (m) (r) (v)	5	4,992
Halcon Resources Corp., 5.75% (m) (v)	5	4,250
Sanchez Energy Corp., 4.88% (m) (v)	50	3,323
Sanchez Energy Corp., 6.50% (m) (v)	80	5,701
SandRidge Energy Inc., 7.00% (m) (v)	50	4,450
		22,716
FINANCIALS - 1.4%
Bank of America Corp., 7.25%, Series L (m) (v)	12	13,609
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (e) (m)	186	1,911
Federal National Mortgage Association, 5.38%, (callable at 105,000 beginning 08/11/14) (c) (d) (m) (v)	—	1,550
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 08/11/14), Series Q (c) (d) (m)	100	768
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 08/11/14), Series R (c) (d) (m)	143	1,126
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	65	597
FelCor Lodging Trust Inc., 1.95%, Series A (m) (v)	60	1,548
MetLife Inc., 5.00%	66	2,032
Morgan Stanley, 6.38%, (callable at 25 beginning 10/15/24) (e) (m)	125	3,134
Wells Fargo & Co., 7.50%, Series L (m) (v)	10	12,025
		38,300
INDUSTRIALS - 0.1%
CEVA Holdings LLC (f)	—	77
CEVA Holdings LLC (f)	2	1,923
		2,000
MATERIALS - 0.6%
Alcoa Inc., 5.38%	300	14,970
ArcelorMittal, 6.00% (e) (v)	120	2,536
		17,506
UTILITIES - 0.4%
Dominion Resources Inc., 6.13% (v)	37	2,046
Dominion Resources Inc., 6.00% (v)	37	2,053
Dominion Resources Inc., 6.38%, Class A	70	3,468
NextEra Energy Inc., 5.89% (v)	48	2,864
		10,431
Total Preferred Stocks (cost $93,961)		90,953

WARRANTS - 0.0%
Dynegy Inc. (c)	33	137
Total Warrants (cost $769)		137

CORPORATE BONDS AND NOTES - 40.0%
CONSUMER DISCRETIONARY - 6.8%
1011778 BC Unltd. Liability Corp., 6.00%, 04/01/22 (r)	$5,000	4,969
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	6,100	5,642
Academy Ltd., 9.25%, 08/01/19 (r)	1,800	1,904
Altice SA, 7.75%, 05/15/22 (r)	1,500	1,549
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,111
7.75%, 04/15/18 (e)	3,000	3,251
CBS Outdoor Americas Capital LLC
5.25%, 02/15/22 (r)	200	200
5.63%, 02/15/24 (e) (r)	200	201
CCO Holdings LLC
7.38%, 06/01/20	3,500	3,701
6.50%, 04/30/21	3,000	3,128
5.75%, 01/15/24 (e)	5,000	4,981
Chrysler Group LLC
8.00%, 06/15/19	6,000	6,367
8.25%, 06/15/21	7,400	8,066
Clear Channel Communications Inc.
9.00%, 12/15/19 (e)	2,356	2,374
12.00%, 02/01/21 (y)	1,122	1,027
9.00%, 03/01/21	16,000	15,920
9.00%, 09/15/22 (e) (r)	7,300	7,245
Clear Channel Communications Inc. Term Loan, 6.90%, 03/28/20 (i)	20,000	19,086
Clear Channel Worldwide Holdings Inc., 7.63%, 03/15/20	4,375	4,539
CSC Holdings LLC, 6.75%, 11/15/21	5,400	5,752
Cumulus Media Holdings Inc., 7.75%, 05/01/19 (e)	2,500	2,563
DISH DBS Corp., 5.00%, 03/15/23	4,000	3,838
Dollar General Corp., 3.25%, 04/15/23 (e)	4,250	3,797
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	1,100	1,177
6.50%, 03/01/21	6,300	6,552
KB Home
7.00%, 12/15/21	5,300	5,525
7.50%, 09/15/22 (e)	2,000	2,140
MGM Resorts International
10.00%, 11/01/16 (e)	3,000	3,383
8.63%, 02/01/19	2,200	2,481
5.25%, 03/31/20 (e)	2,500	2,500
6.75%, 10/01/20	800	852
Nielsen Finance LLC, 5.00%, 04/15/22 (r)	6,100	6,008
Numericable Group SA, 6.00%, 05/15/22 (r)	6,000	6,045
Regal Entertainment Group, 5.75%, 03/15/22	6,000	6,015
Shea Homes LP, 8.63%, 05/15/19	3,900	4,114
Sirius XM Radio Inc., 6.00%, 07/15/24 (r)	4,900	4,973
SuperMedia Inc. Term Loan, 11.60%, 05/03/20 (i)	199	162

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Univision Communications Inc.
6.88%, 05/15/19 (e) (r)	5,000	5,212
5.13%, 05/15/23 (r)	5,000	5,062
Visant Corp., 10.00%, 10/01/17	4,700	4,195
Volkswagen International Finance NV, 5.50%, 11/09/15 (r) (v), EUR	5,000	6,512
		184,119
CONSUMER STAPLES - 1.6%
Alliance One International Inc., 9.88%, 07/15/21 (e)	5,000	4,875
JBS USA LLC
8.25%, 02/01/20 (r)	1,700	1,810
7.25%, 06/01/21 (r)	3,500	3,675
7.25%, 06/01/21 (r)	3,700	3,885
5.88%, 07/15/24 (r)	8,500	8,181
Reynolds Group Issuer Inc.
7.88%, 08/15/19	1,400	1,487
9.88%, 08/15/19	4,100	4,413
5.75%, 10/15/20 (e)	1,900	1,933
8.25%, 02/15/21 (e)	600	635
U.S. Foods Inc., 8.50%, 06/30/19	2,500	2,651
U.S. Foods Inc. Term Loan, 4.50%, 05/07/20 (i)	4,950	4,921
WhiteWave Foods Co., 5.38%, 10/01/22	4,500	4,545
		43,011
ENERGY - 10.3%
Alpha Natural Resources Inc.
7.50%, 08/01/20 (e) (r)	2,300	2,059
6.25%, 06/01/21 (e)	3,200	1,860
American Energy - Woodford LLC, 9.00%, 09/15/22 (e) (r)	5,000	4,637
Antero Resources Finance Corp., 5.38%, 11/01/21	1,800	1,791
Arch Coal Inc.
7.00%, 06/15/19 (e)	2,500	1,331
7.25%, 06/15/21	7,800	3,764
Bill Barrett Corp., 7.00%, 10/15/22 (e)	2,500	2,481
California Resources Corp., 5.50%, 09/15/21 (r)	4,200	4,263
CGG SA, 6.88%, 01/15/22 (r)	5,000	4,437
Chesapeake Energy Corp.
6.50%, 08/15/17	4,000	4,340
7.25%, 12/15/18	5,000	5,700
5.75%, 03/15/23 (e)	3,500	3,729
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	4,000	3,520
Cobalt International Energy Inc., 3.13%, 05/15/24 (v)	20,000	17,875
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,680
CONSOL Energy Inc., 5.88%, 04/15/22 (r)	8,100	7,978
Denbury Resources Inc.
5.50%, 05/01/22 (e)	4,800	4,764
4.63%, 07/15/23	5,000	4,625
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21 (i)	7,462	7,145
El Paso LLC, 7.75%, 01/15/32 (e)	1,000	1,228
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (e)	3,500	3,631
6.88%, 03/15/24 (r)	8,400	7,896
EnQuest Plc, 7.00%, 04/15/22 (r)	5,200	4,904
EP Energy LLC, 9.38%, 05/01/20	5,000	5,450
EXCO Resources Inc., 7.50%, 09/15/18 (e)	3,500	3,343
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/10/23 (i)	7,500	7,509
Gibson Energy Inc, 6.75%, 07/15/21 (e) (r)	4,000	4,240
Halcon Resources Corp.
9.75%, 07/15/20	4,000	4,070
9.25%, 02/15/22	2,900	2,864
Hercules Offshore Inc., 6.75%, 04/01/22 (e) (r)	2,500	1,956
Kinder Morgan Inc.
5.00%, 02/15/21 (r)	1,600	1,668
5.63%, 11/15/23 (e) (r)	3,300	3,506
Linn Energy LLC, 8.63%, 04/15/20	3,300	3,411
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (e)	2,500	2,644
Memorial Production Partners LP, 6.88%, 08/01/22 (r)	5,000	4,775
Midstates Petroleum Co. Inc., 10.75%, 10/01/20	2,000	2,075
NGL Energy Partners LP, 5.13%, 07/15/19 (r)	2,100	2,063
NGPL PipeCo LLC, 7.12%, 12/15/17 (r)	5,000	5,000
NGPL PipeCo LLC Term Loan, 6.75%, 08/21/19 (i)	4,792	4,769
Niska Gas Storage Canada ULC, 6.50%, 04/01/19 (r)	2,500	2,188
Ocean Rig UDW Inc., 7.25%, 04/01/19 (r)	2,500	2,288
Offshore Group Investment Ltd., 7.50%, 11/01/19 (e)	3,000	2,783
Paragon Offshore Ltd., 7.25%, 08/15/24 (e) (r)	5,000	4,225
Peabody Energy Corp., 6.25%, 11/15/21 (e)	3,000	2,790
Penn Virginia Corp., 8.50%, 05/01/20 (e)	2,500	2,625
PetroQuest Energy Inc., 10.00%, 09/01/17	5,000	5,219
Plains Exploration & Production Co., 6.50%, 11/15/20	3,246	3,555
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/27/20 (i)	10,000	9,062
Regency Energy Partners LP, 5.88%, 03/01/22	600	626
Rex Energy Corp., 6.25%, 08/01/22 (r)	5,000	4,825
Rice Energy Inc., 6.25%, 05/01/22 (e) (r)	1,800	1,755
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	7,500	7,706
6.25%, 03/15/22 (r)	7,500	7,894
5.75%, 05/15/24 (r)	4,300	4,375
Sabine Pass LNG LP
7.50%, 11/30/16	2,500	2,650
6.50%, 11/01/20	2,500	2,575
Samson Investment Co., 9.75%, 02/15/20 (e)	4,400	3,993
Sanchez Energy Corp.
7.75%, 06/15/21	5,500	5,885
6.13%, 01/15/23 (r)	3,100	3,073
SandRidge Energy Inc.
8.75%, 01/15/20	2,000	2,050
7.50%, 03/15/21 (e)	4,400	4,290
7.50%, 02/15/23	1,800	1,748
Transocean Inc., 6.50%, 11/15/20	2,500	2,657
Ultra Petroleum Corp., 6.13%, 10/01/24 (e) (r)	5,800	5,539
W&T Offshore Inc., 8.50%, 06/15/19	6,000	6,210
Walter Energy Inc. Term Loan, 7.25%, 04/01/18 (i)	10,000	8,881
Williams Cos. Inc., 3.70%, 01/15/23	4,500	4,252
		280,700
FINANCIALS - 4.2%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	3,200	3,496
Ally Financial Inc., 6.25%, 12/01/17	1,200	1,287
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (m)	1,000	1,083
CIT Group Inc., 5.00%, 08/01/23 (e)	2,000	1,985
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (m)	6,500	6,321
5.95% (callable at 100 beginning 01/30/23) (m)	7,000	6,998
6.30% (callable at 100 beginning 05/15/24) (m)	10,600	10,494

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
E*TRADE Financial Corp., 6.00%, 11/15/17	3,000	3,090
International Lease Finance Corp.
8.75%, 03/15/17 (e)	2,000	2,230
8.88%, 09/01/17	4,700	5,334
iStar Financial Inc., 5.00%, 07/01/19 (e)	6,000	5,775
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	12,000	11,682
5.15% (callable at 100 beginning 05/01/23) (m)	2,000	1,905
6.10% (callable at 100 beginning 10/01/24) (m)	10,000	9,887
7.90% (callable at 100 beginning 04/30/18) (m)	11,500	12,483
Morgan Stanley, 5.50%, 01/26/20 (e)	5,000	5,608
NRG Yield Operating LLC, 5.38%, 08/15/24 (r)	3,300	3,317
Nuveen Investments Inc., 9.50%, 10/15/20 (r)	4,500	5,220
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	5,200	5,111
Stena AB, 7.00%, 02/01/24 (e) (r)	900	936
Stena International SA, 5.75%, 03/01/24 (r)	5,800	5,800
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,700	4,788
		114,830
HEALTH CARE - 3.0%
Alere Inc.
7.25%, 07/01/18	3,800	3,981
6.50%, 06/15/20	3,300	3,284
Amsurg Corp., 5.63%, 07/15/22 (r)	2,800	2,772
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (r)	800	798
6.88%, 02/01/22 (r)	2,000	2,085
DaVita HealthCare Partners Inc., 5.13%, 07/15/24	3,600	3,537
HCA Inc.
6.50%, 02/15/20	4,300	4,692
7.50%, 02/15/22	4,100	4,613
4.75%, 05/01/23	2,500	2,444
5.88%, 05/01/23	7,500	7,669
5.00%, 03/15/24	7,000	6,886
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	1,300	1,284
5.50%, 03/01/19 (e) (r)	4,500	4,511
8.00%, 08/01/20	3,404	3,591
4.38%, 10/01/21	9,500	9,096
8.13%, 04/01/22	9,800	10,755
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	3,600	3,699
7.50%, 07/15/21 (r)	3,900	4,173
5.63%, 12/01/21 (r)	2,100	2,092
		81,962
INDUSTRIALS - 3.0%
Abengoa Greenfield SA, 6.50%, 10/01/19 (r)	5,000	4,975
ADT Corp., 4.13%, 06/15/23 (e)	2,200	1,958
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	2,500	2,563
Belden Inc., 5.50%, 09/01/22 (r)	5,000	5,062
Bombardier Inc.
6.00%, 10/15/22 (r)	5,000	4,975
6.13%, 01/15/23 (e) (r)	5,600	5,607
BWAY Holding Co., 9.13%, 08/15/21 (p)	5,000	5,025
Ceridian LLC, 8.13%, 11/15/17 (r)	5,000	5,006
CEVA Group Plc, 7.00%, 03/01/21 (r)	2,500	2,500
CEVA Group Plc Term Loan
6.50%, 03/04/21 (i)	1,966	1,899
6.50%, 03/12/21 (f) (i)	1,355	1,307
CEVA Logisitics Term Loan
6.50%, 03/18/21 (i)	246	237
6.50%, 03/18/21 (i)	1,425	1,377
CHC Helicopter SA, 9.25%, 10/15/20	3,150	3,355
Dynacast International LLC, 9.25%, 07/15/19	3,500	3,745
Hertz Corp., 6.75%, 04/15/19	1,100	1,136
Jaguar Holding Co. I, 9.38%, 10/15/17 (r) (y)	3,100	3,131
Laureate Education Inc., 9.25%, 09/01/19 (e) (r)	2,500	2,513
Navistar International Corp., 8.25%, 11/01/21 (e)	4,700	4,817
Navistar International Corp. Term Loan B, 5.75%, 08/15/19 (i)	2,488	2,491
TransDigm Inc.
6.00%, 07/15/22 (r)	2,700	2,666
6.50%, 07/15/24 (r)	2,700	2,690
United Rentals North America Inc.
8.38%, 09/15/20 (e)	6,600	7,095
5.75%, 11/15/24 (e)	5,500	5,572
		81,702
INFORMATION TECHNOLOGY - 2.8%
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	6,000	5,760
Boxer Parent Co. Inc., 9.00%, 10/15/19 (r) (y)	2,000	1,840
CDW LLC, 8.50%, 04/01/19 (e)	5,861	6,213
First Data Corp.
8.25%, 01/15/21 (r)	15,914	16,869
12.63%, 01/15/21	11,000	13,172
8.75%, 01/15/22 (e) (r) (y)	3,198	3,390
First Data Corp. Extended Term Loan, 3.65%, 03/24/18 (i)	9,123	8,938
Freescale Semiconductor Inc.
8.05%, 02/01/20 (e)	5,308	5,640
10.75%, 08/01/20	7,786	8,642
Infor US Inc., 9.38%, 04/01/19	1,600	1,728
SRA International Inc., 11.00%, 10/01/19 (e)	900	959
SRA International Inc. Term Loan, 6.50%, 12/19/19 (i)	3,857	3,847
		76,998
MATERIALS - 2.8%
AngloGold Ashanti Holdings Plc, 8.50%, 07/30/20	2,000	2,201
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (r)	1,400	1,386
6.75%, 01/31/21 (e) (r)	1,500	1,500
6.00%, 06/30/21 (e) (r)	5,000	4,800
Cemex Finance LLC
9.38%, 10/12/22 (r)	1,800	2,029
6.00%, 04/01/24 (e) (r)	3,000	2,992
Cemex SAB de CV
3.25%, 03/15/16 (v)	3,625	5,109
9.00%, 01/11/18 (r)	1,288	1,359
3.75%, 03/15/18 (v)	2,125	3,128
5.88%, 03/25/19 (r)	2,000	2,010
7.25%, 01/15/21 (r)	6,000	6,345
Consolidated Minerals Ltd., 8.00%, 05/15/20 (e) (r)	2,000	1,680
First Quantum Minerals Ltd.
6.75%, 02/15/20 (r)	2,070	2,106
7.00%, 02/15/21 (r)	2,070	2,098
7.25%, 05/15/22 (r)	4,000	4,090
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (e) (r)	2,500	2,569
8.25%, 11/01/19 (e) (r)	2,750	2,843
HudBay Minerals Inc.
9.50%, 10/01/20	3,000	3,217

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
9.50%, 10/01/20 (e) (r)	5,000	5,362
Ineos Finance Plc, 8.38%, 02/15/19 (e) (r)	1,700	1,819
INEOS Group Holdings SA
5.75%, 02/15/19 (r), EUR	2,800	3,545
5.88%, 02/15/19 (e) (r)	1,900	1,872
Kerling Plc, 10.63%, 02/01/17 (r), EUR	3,600	4,718
Molycorp Inc., 10.00%, 06/01/20 (e)	5,000	3,475
Walter Energy Inc.
9.50%, 10/15/19 (e) (r)	2,500	2,275
9.88%, 12/15/20	3,850	1,213
		75,741
TELECOMMUNICATION SERVICES - 4.4%
CenturyLink Inc., 6.75%, 12/01/23 (e)	800	856
CommScope Holding Co. Inc., 6.63%, 06/01/20 (r) (y)	2,200	2,266
CommScope Inc., 5.50%, 06/15/24 (r)	5,000	4,912
Frontier Communications Corp.
8.50%, 04/15/20	900	999
9.25%, 07/01/21	3,000	3,428
7.13%, 01/15/23 (e)	2,200	2,244
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	5,000	4,888
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (e)	6,000	5,730
Sprint Corp.
7.88%, 09/15/23 (r)	9,400	9,987
7.13%, 06/15/24 (r)	5,500	5,541
Sprint Nextel Corp.
9.13%, 03/01/17	3,300	3,721
8.38%, 08/15/17	90	101
9.00%, 11/15/18 (r)	7,500	8,672
7.00%, 08/15/20 (e)	5,000	5,212
11.50%, 11/15/21	7,500	9,600
T-Mobile USA Inc.
6.54%, 04/28/20	6,700	6,867
6.00%, 03/01/23 (e)	10,000	10,000
6.63%, 04/01/23	7,500	7,669
Telecom Italia SpA, 5.30%, 05/30/24 (r)	5,000	4,900
Verizon Communications Inc.
5.15%, 09/15/23	3,400	3,761
6.55%, 09/15/43	3,700	4,623
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (r)	9,000	8,955
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	5,000	5,025
		119,957
UTILITIES - 1.1%
AES Corp.
4.88%, 05/15/23	1,000	950
5.50%, 03/15/24 (e)	2,500	2,431
Calpine Corp.
6.00%, 01/15/22 (r)	2,400	2,526
5.38%, 01/15/23 (e)	7,000	6,790
7.88%, 01/15/23 (r)	2,398	2,620
5.75%, 01/15/25	6,500	6,305
InterGen NV, 7.00%, 06/30/23 (r)	10,000	9,625
		31,247
Total Corporate Bonds and Notes (cost $1,075,253)		1,090,267

OTHER EQUITY INTERESTS - 0.0%
Dynegy Holdings LLC (c) (f) (p) (q) (u)	11,000	—
Dynegy Holdings LLC (c) (f) (p) (q) (u)	4,750	—
Dynegy Holdings LLC (c) (f) (p) (q) (u)	3,500	—
General Motors Co. (c) (f) (u)	100	1
SuperMedia Inc. Escrow Litigation Trust (c) (f) (p) (q) (u)	868	—
Total Other Equity Interests (cost $14)		1

SHORT TERM INVESTMENTS - 13.2%
Investment Companies - 4.3%
JNL Money Market Fund, 0.01% (a) (h)	116,535	116,535

Securities Lending Collateral - 8.9%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	242,740	242,740
Total Short Term Investments (cost $359,275)		359,275
Total Investments - 109.5% (cost $2,768,986)		2,987,921
Other Assets and Liabilities, Net - (9.5%)		(260,030)
Total Net Assets - 100.0%		$2,727,891

JNL/Franklin Templeton International Small Cap Growth Fund

COMMON STOCKS - 97.2%
AUSTRALIA - 0.2%
Iluka Resources Ltd. (e)	115	$791

AUSTRIA - 0.3%
Flughafen Wien AG	6	474
Wienerberger AG	76	979
		1,453
BELGIUM - 2.1%
Barco NV	21	1,506
RHJ International (c)	1,643	8,100
		9,606
BERMUDA - 2.6%
Arch Capital Group Ltd. (c)	184	10,057
Axis Capital Holdings Ltd.	46	2,173
		12,230
BRAZIL - 0.2%
Cia de Saneamento de Minas Gerais	44	578
Grendene SA	72	495
		1,073
CANADA - 5.6%
AGF Management Ltd. (e)	116	1,214
Canaccord Genuity Group Inc.	115	1,145
Dorel Industries Inc.	50	1,487
Enerflex Ltd.	55	945
Ensign Energy Services Inc.	57	751
Fairfax Financial Holdings Ltd.	31	14,069
Genworth MI Canada Inc.	44	1,378
HudBay Minerals Inc.	170	1,450
Major Drilling Group International Inc.	257	1,517
Mullen Group Ltd. (e)	45	1,035
Trican Well Service Ltd.	71	834
		25,825
CHINA - 1.2%
AAC Technologies Holdings Inc. (e)	266	1,538
China ZhengTong Auto Services Holdings Ltd.	2,322	1,355
Kingdee International Software Group Co. Ltd. (c) (e)	5,596	1,656
SinoMedia Holding Ltd.	1,353	823
		5,372

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FINLAND - 4.8%
Amer Sports Oyj - Class A	140	2,810
Huhtamaki Oyj	119	3,268
Uponor Oyj (e)	658	8,859
Valmet Corp.	726	7,188
		22,125
FRANCE - 4.1%
Beneteau SA (c)	703	11,242
Euler Hermes SA	61	6,481
IPSOS	61	1,563
		19,286
GERMANY - 2.1%
DMG Mori Seiki AG	63	1,783
Gerresheimer AG	45	2,914
Kloeckner & Co. SE (c)	128	1,760
Leoni AG	25	1,360
Rational AG	7	2,110
		9,927
GREECE - 0.1%
JUMBO SA (c)	39	488

HONG KONG - 2.9%
Digital China Holdings Ltd.	511	457
Luk Fook Holdings International Ltd. (e)	439	1,277
MIE Holdings Corp.	121	16
Shenguan Holdings Group Ltd.	2,678	895
Sitoy Group Holdings Ltd.	1,458	1,179
Stella International Holdings Ltd.	544	1,412
Techtronic Industries Co.	1,070	3,084
Value Partners Group Ltd.	2,007	1,462
VTech Holdings Ltd. (e)	221	2,725
Yingde Gases	1,254	1,189
		13,696
INDIA - 0.1%
Jain Irrigation Systems Ltd.	514	675

IRELAND - 10.6%
C&C Group Plc	2,109	11,206
Dalata Hotel Group Plc (c)	834	3,181
Grafton Group Plc	1,642	16,596
Green REIT plc (c)	4,472	7,342
Irish Continental Group Plc	1,891	6,591
Irish Residential Properties REIT Plc (c)	3,000	4,168
		49,084
ITALY - 2.7%
Amplifon SpA	78	436
Azimut Holding SpA	9	220
MARR SpA	48	752
Prysmian SpA	542	10,031
Sorin SpA (c)	462	1,128
		12,567
JAPAN - 9.7%
Aderans Holdings Co. Ltd. (e)	801	9,978
Asahi Co. Ltd.	85	948
Asatsu-DK Inc. (e)	277	6,958
Asics Corp.	151	3,406
Capcom Co. Ltd. (e)	42	652
Daibiru Corp. (e)	45	511
Descente Ltd.	120	1,036
en-japan Inc.	13	260
Keihin Corp. (e)	76	1,003
Kobayashi Pharmaceutical Co. Ltd. (e)	45	2,718
Meitec Corp.	77	2,286
Nissin Kogyo Co. Ltd.	35	573
Sankyo Co. Ltd. (e)	149	5,354
Seria Co. Ltd.	11	408
Shinko Plantech Co. Ltd.	88	675
Square Enix Holdings Co. Ltd.	70	1,477
Sumitomo Rubber Industries Inc.	177	2,515
Tokai Rika Co. Ltd.	55	1,170
Tsumura & Co. (e)	78	1,745
Unipres Corp.	76	1,487
		45,160
LUXEMBOURG - 0.4%
Grand City Properties SA (c)	121	1,653

NETHERLANDS - 6.4%
Aalberts Industries NV	79	2,043
Accell Group	68	1,129
Arcadis NV	79	2,603
Beter Bed Holding NV	51	1,083
Sligro Food Group NV	323	12,460
TNT NV	1,539	9,711
USG People NV	58	687
		29,716
NORWAY - 1.0%
Ekornes ASA (e)	99	1,169
Fred Olsen Energy ASA (e)	57	1,046
Schibsted ASA (e)	30	1,619
Tomra Systems ASA	118	900
		4,734
PHILIPPINES - 0.5%
Metropolitan Bank & Trust Co.	323	624
Vista Land & Lifescapes Inc.	13,007	1,788
		2,412
RUSSIAN FEDERATION - 0.3%
X5 Retail Group NV - GDR (c)	71	1,315

SINGAPORE - 1.9%
ARA Asset Management Ltd.	4,269	5,853
Straits Trading Co. Ltd.	1,296	2,897
		8,750
SOUTH KOREA - 3.8%
Binggrae Co. Ltd.	16	1,331
BS Financial Group Inc.	162	2,595
Daum Communications Corp.	10	1,491
DGB Financial Group Inc.	173	2,757
Halla Visteon Climate Control Corp.	57	2,754
Hyundai Mipo Dockyard Co. Ltd.	6	753
KIWOOM Securities Co. Ltd.	11	543
Korea Investment Holdings Co. Ltd.	29	1,513
Sindoh Co. Ltd.	25	1,804
Youngone Corp.	41	2,359
		17,900
SPAIN - 3.0%
Construcciones y Auxiliar de Ferrocarriles SA (e)	5	1,508
Lar Espana Real Estate Socimi SA (c)	375	4,429
Melia Hotels International SA (e)	61	631
Tecnicas Reunidas SA	30	1,562
Zardoya Otis SA (e)	450	5,583
		13,713
SWEDEN - 0.4%
Duni AB	87	1,090
Oriflame Cosmetics SA - SDR (e)	53	907
		1,997

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SWITZERLAND - 1.3%
Logitech International SA (c) (e)	39	503
Nobel Biocare Holding AG	89	1,567
Panalpina Welttransport Holding AG (e)	19	2,428
Vontobel Holding AG	47	1,693
		6,191
TAIWAN - 1.4%
D-Link Corp.	1,485	884
Giant Manufacturing Co. Ltd.	263	2,048
Simplo Technology Co. Ltd.	467	2,253
Tripod Technology Corp.	654	1,349
		6,534
THAILAND - 0.3%
Hana Microelectronics PCL	241	314
LPN Development PCL	1,260	841
		1,155
UNITED KINGDOM - 23.6%
Alent Plc	1,968	10,466
Bellway Plc	33	845
Berendsen Plc	73	1,161
Bovis Homes Group Plc	52	655
Carpetright Plc (c)	1,007	6,040
Debenhams Plc	1,328	1,252
Devro Plc	313	1,205
Dignity Plc	28	655
Direct Line Insurance Group Plc	2,854	13,582
Greggs Plc	237	2,271
Headlam Group Plc	1,365	9,071
HomeServe Plc	23	118
Keller Group Plc	141	2,011
Kennedy Wilson Europe Real Estate Plc	786	13,916
Laird Plc	229	1,147
Man Group Plc	1,145	2,196
Michael Page International Plc	1,773	11,976
Morgan Sindall Group Plc	443	5,897
Serco Group Plc	1,006	4,666
SIG Plc	836	2,248
Sthree Plc	987	5,582
United Business Media Ltd.	120	1,128
Vectura Group Plc (c)	339	724
Vesuvius Plc	1,508	11,010
		109,822
UNITED STATES OF AMERICA - 3.6%
Flextronics International Ltd. (c)	104	1,077
RenaissanceRe Holdings Ltd.	141	14,119
Steiner Leisure Ltd. (c)	47	1,766
		16,962
Total Common Stocks (cost $432,403)		452,212

PREFERRED STOCKS - 0.2%
GERMANY - 0.2%
Draegerwerk AG & Co. KGaA (e)	12	1,089
Total Preferred Stocks (cost $1,480)		1,089

INVESTMENT COMPANIES - 0.3%
iShares MSCI EAFE Small-Cap ETF (e)	27	1,329
Total Investment Companies (cost $1,439)		1,329

SHORT TERM INVESTMENTS - 8.0%
Investment Companies - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	10,576	10,576

Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	26,468	26,468
Total Short Term Investments (cost $37,044)		37,044
Total Investments - 105.7% (cost $472,366)		491,674
Other Assets and Liabilities, Net - (5.7%)		(26,301)
Total Net Assets - 100.0%		$465,373

JNL/Franklin Templeton Mutual Shares Fund

COMMON STOCKS - 84.8%
CONSUMER DISCRETIONARY - 9.3%
CBS Corp. - Class B	269	$14,415
Cengage Learning Holdings II LP (c)	53	1,621
Comcast Corp. - Special Class A (e)	67	3,566
General Motors Co.	506	16,156
Kohl’s Corp.	95	5,828
Reed Elsevier Plc	1,044	16,692
Time Warner Cable Inc.	127	18,230
Time Warner Inc.	115	8,634
Tribune Co. - Class A (c)	60	3,973
Tribune Co. - Class B (c)	23	1,554
Tribune Publishing Co. (c)	21	420
Twenty-First Century Fox Inc. - Class B	700	23,330
		114,419
CONSUMER STAPLES - 11.3%
Altria Group Inc.	312	14,323
Avon Products Inc.	751	9,465
British American Tobacco Plc	399	22,506
Coca-Cola Enterprises Inc.	40	1,770
CVS Caremark Corp.	139	11,086
Imperial Tobacco Group Plc	317	13,646
Kroger Co.	312	16,232
Lorillard Inc.	296	17,716
PepsiCo Inc.	139	12,900
Philip Morris International Inc.	77	6,412
Tesco Plc	1,151	3,439
Walgreen Co.	178	10,539
		140,034
ENERGY - 10.2%
Apache Corp.	234	21,928
Baker Hughes Inc.	204	13,249
BG Group Plc	435	8,024
BP Plc	1,283	9,385
CONSOL Energy Inc.	178	6,742
Ensco Plc - Class A (e)	81	3,326
Marathon Oil Corp.	484	18,183
Murphy Oil Corp.	131	7,463
Royal Dutch Shell Plc - Class A	612	23,363
Talisman Energy Inc.	41	357
Talisman Energy Inc. (e)	742	6,415
Transocean Ltd. (e)	254	8,125
		126,560
FINANCIALS - 17.9%
ACE Ltd.	151	15,805
Alexander’s Inc. (e)	8	2,990
Alleghany Corp. (c)	32	13,250
Allstate Corp.	182	11,165
Ally Financial Inc. (c)	257	5,946
American International Group Inc.	427	23,072
Bond Street Holding LLC - Class A (c) (f) (p) (q)	41	877

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Canary Wharf Group Plc (c) (f) (q)	405	2,992
CIT Group Inc.	150	6,882
Citigroup Inc.	280	14,506
Citizens Financial Group Inc. (c)	147	3,434
Columbia Banking System Inc.	63	1,570
Credit Suisse Group AG	408	11,277
Forestar Group Inc. (c)	37	655
Guaranty Bancorp	10	131
ING Groep NV - CVA (c)	555	7,889
JPMorgan Chase & Co.	298	17,938
KB Financial Group Inc.	140	5,103
MetLife Inc.	236	12,697
PNC Financial Services Group Inc.	280	23,978
Societe Generale - Class A	40	2,066
SunTrust Banks Inc.	235	8,920
Wells Fargo & Co.	175	9,061
White Mountains Insurance Group Ltd.	17	10,797
Zurich Financial Services AG	30	8,825
		221,826
HEALTH CARE - 12.5%
AstraZeneca Plc	80	5,732
CIGNA Corp.	229	20,780
Eli Lilly & Co.	197	12,777
Hospira Inc. (c)	207	10,788
Medtronic Inc.	546	33,805
Merck & Co. Inc.	607	36,009
Stryker Corp.	85	6,850
Teva Pharmaceutical Industries Ltd. - ADR	513	27,559
		154,300
INDUSTRIALS - 4.6%
A P Moller - Maersk A/S - Class B	8	19,614
B/E Aerospace Inc. (c)	112	9,393
Caterpillar Inc.	84	8,312
CNH Industrial NV	764	6,052
Federal Signal Corp.	96	1,265
Huntington Ingalls Industries Inc.	119	12,392
		57,028
INFORMATION TECHNOLOGY - 11.1%
Apple Inc.	299	30,142
Cisco Systems Inc.	666	16,770
Hewlett-Packard Co.	283	10,037
Microsoft Corp.	790	36,608
Samsung Electronics Co. Ltd.	7	8,224
Symantec Corp.	828	19,462
Xerox Corp.	1,226	16,220
		137,463
MATERIALS - 4.6%
Anglo American Plc	232	5,179
Freeport-McMoRan Copper & Gold Inc.	495	16,154
International Paper Co.	324	15,447
MeadWestvaco Corp.	256	10,488
ThyssenKrupp AG (c)	378	9,868
		57,136
TELECOMMUNICATION SERVICES - 2.0%
Koninklijke KPN NV	2,524	8,080
Vodafone Group Plc	4,895	16,130
		24,210
UTILITIES - 1.3%
Entergy Corp.	66	5,094
NRG Energy Inc.	371	11,300
		16,394
Total Common Stocks (cost $838,917)		1,049,370

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Volkswagen AG	35	7,306
Total Preferred Stocks (cost $9,189)		7,306

CORPORATE BONDS AND NOTES - 5.0%
CONSUMER DISCRETIONARY - 2.1%
Caesars Entertainment Corp. Term Loan, 9.75%, 10/25/19 (i)	$2,245	2,124
Caesars Entertainment Operating Co. 1st Lien Term Loan B
5.95%, 10/25/19 (i)	618	562
6.95%, 10/25/19 (i)	2,947	2,684
Cengage Learning Acquisitions Inc. Term Loan, 7.00%, 02/24/21 (i)	328	327
Clear Channel Communications Inc., 9.00%, 12/15/19 (i)	7,449	7,505
Clear Channel Communications Inc. Term Loan
6.91%, 01/30/19 (i)	4,339	4,141
7.66%, 07/30/19 (i)	1,395	1,364
Clear Channel Communications Inc. Term Loan B, 3.80%, 01/29/16 (i)	33	33
Clear Channel Communications Inc. Term Loan C, 3.80%, 01/29/16 (i)	3	3
JC Penney Corp. Inc. Term Loan, 6.00%, 01/14/20 (i)	5,271	5,254
Toys R Us Delaware Inc., 7.38%, 09/01/16 (r)	1,648	1,640
Toys R Us Inc. Term Loan, 6.00%, 09/01/16 (i)	1,327	1,296
		26,933
ENERGY - 0.4%
NGPL PipeCo LLC
7.12%, 12/15/17 (r)	1,969	1,969
9.63%, 06/01/19 (r)	2,922	3,097
NGPL PipeCo LLC Term Loan, 6.75%, 08/21/19 (i)	166	165
Walter Energy Inc. Term Loan, 7.25%, 04/01/18 (i)	138	123
		5,354
FINANCIALS - 0.0%
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f) (p) (q)	1,130	—

INFORMATION TECHNOLOGY - 0.4%
Avaya Inc. Term Loan B-6, 6.50%, 11/15/19 (i)	888	880
First Data Corp.
12.63%, 01/15/21	782	937
11.75%, 08/15/21	2,165	2,506
First Data Holdings Inc., 14.50%, 09/24/19 (r) (y)	312	327
		4,650
MATERIALS - 0.1%
Walter Energy Inc.
9.50%, 10/15/19 (r)	723	658
11.00%, 04/01/20 (r) (y)	200	93
		751
TELECOMMUNICATION SERVICES - 1.0%
Avaya Inc.
7.00%, 04/01/19 (r)	2,435	2,370
10.50%, 03/01/21 (r)	7,773	6,801
Avaya Inc. Term Loan B-3, 4.65%, 09/21/19 (i)	3,644	3,469
		12,640

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UTILITIES - 1.0%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (d) (r)	4,182	3,502
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.65%, 10/10/17 (i)	11,682	8,630
		12,132
Total Corporate Bonds and Notes (cost $62,890)		62,460

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Commonwealth of Puerto Rico, 8.00%, 07/01/35	3,428	3,017
Total Government and Agency Obligations (cost $3,199)		3,017

OTHER EQUITY INTERESTS - 0.5%
Lehman Brothers Holdings Inc. Bankruptcy Claims (c) (u)	27,190	6,702
Tribune Co. Litigation Interests (c) (f) (p) (q) (u)	67	—
Total Other Equity Interests (cost $7,419)		6,702

SHORT TERM INVESTMENTS - 9.6%
Investment Companies - 8.4%
JNL Money Market Fund, 0.01% (a) (h)	103,948	103,948

Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	15,023	15,023
Total Short Term Investments (cost $118,971)		118,971
Total Investments - 100.8% (cost $1,040,585)		1,247,826
Other Assets and Liabilities, Net - (0.8%)		(9,701)
Total Net Assets - 100.0%		$1,238,125

JNL/Franklin Templeton Small Cap Value Fund

COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 18.7%
Brown Shoe Co. Inc.	655	$17,778
Brunswick Corp.	221	9,326
Cato Corp. - Class A	325	11,199
Drew Industries Inc.	162	6,839
GameStop Corp. - Class A (e)	15	601
Genesco Inc. (c)	264	19,764
Gentex Corp.	380	10,165
Group 1 Automotive Inc.	336	24,452
Hillenbrand Inc.	637	19,683
Hooker Furniture Corp.	40	604
La-Z-Boy Inc.	988	19,543
M/I Homes Inc. (c)	300	5,940
MDC Holdings Inc. (e)	98	2,469
Men’s Wearhouse Inc.	338	15,946
Pep Boys-Manny Moe & Jack (c)	816	7,271
Thor Industries Inc.	450	23,196
West Marine Inc. (c)	406	3,655
Winnebago Industries Inc. (c)	140	3,058
		201,489
CONSUMER STAPLES - 2.4%
GrainCorp Ltd. - Class A (e)	1,050	7,844
Maple Leaf Foods Inc.	1,071	18,281
		26,125
ENERGY - 9.8%
Atwood Oceanics Inc. (c)	327	14,291
Bristow Group Inc.	309	20,765
Energen Corp.	133	9,630
Helix Energy Solutions Group Inc. (c)	624	13,770
Hunting Plc	36	525
Oil States International Inc. (c)	212	13,092
Rowan Cos. Plc - Class A	140	3,546
Tidewater Inc.	247	9,640
Unit Corp. (c)	346	20,275
		105,534
FINANCIALS - 9.5%
Arthur J Gallagher & Co.	86	3,878
Aspen Insurance Holdings Ltd. (e)	230	9,837
Assurant Inc.	41	2,611
Chemical Financial Corp.	265	7,126
Hanover Insurance Group Inc.	253	15,515
HCC Insurance Holdings Inc.	117	5,664
Montpelier Re Holdings Ltd. (e)	265	8,223
OFG Bancorp (e)	164	2,449
Old Republic International Corp.	623	8,896
Peoples Bancorp Inc.	87	2,066
StanCorp Financial Group Inc.	340	21,488
TrustCo Bank Corp.	1,223	7,877
Validus Holdings Ltd.	191	7,477
		103,107
HEALTH CARE - 4.3%
Gerresheimer AG	30	1,960
Hill-Rom Holdings Inc.	254	10,515
STERIS Corp.	424	22,854
Teleflex Inc.	102	10,756
		46,085
INDUSTRIALS - 30.5%
AAR Corp.	651	15,712
Apogee Enterprises Inc.	330	13,134
Applied Industrial Technologies Inc.	183	8,368
Astec Industries Inc.	496	18,074
Brady Corp. - Class A	74	1,670
Briggs & Stratton Corp. (e)	394	7,094
Carlisle Cos. Inc.	160	12,877
Civeo Corp.	507	5,886
EMCOR Group Inc.	500	19,988
EnerSys Inc.	182	10,684
EnPro Industries Inc. (c)	155	9,382
Franklin Electric Co. Inc.	226	7,834
Genesee & Wyoming Inc. - Class A (c)	103	9,769
Gibraltar Industries Inc. (c)	365	4,997
Granite Construction Inc.	622	19,783
Insperity Inc.	129	3,532
Kennametal Inc.	326	13,451
Lincoln Electric Holdings Inc.	217	14,975
Lindsay Corp. (e)	159	11,922
McGrath RentCorp (e)	278	9,521
MSA Safety Inc.	292	14,405
Mueller Industries Inc.	494	14,110
Powell Industries Inc.	144	5,889
Regal-Beloit Corp.	324	20,830
Simpson Manufacturing Co. Inc.	278	8,110
SkyWest Inc. (e)	669	5,203
Trinity Industries Inc.	147	6,882
Universal Forest Products Inc.	369	15,760
Wabash National Corp. (c)	1,307	17,404

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Watts Water Technologies Inc. - Class A	33	1,922
		329,168
INFORMATION TECHNOLOGY - 1.7%
Cohu Inc.	390	4,668
Ingram Micro Inc. - Class A (c)	232	5,978
Multi-Fineline Electronix Inc. (c)	76	714
Rofin-Sinar Technologies Inc. (c)	314	7,238
		18,598
MATERIALS - 16.7%
A. Schulman Inc.	442	15,979
AptarGroup Inc.	51	3,114
Axiall Corp.	418	14,965
Cabot Corp.	358	18,150
Carpenter Technology Corp.	373	16,823
HB Fuller Co.	523	20,743
Minerals Technologies Inc.	224	13,841
Reliance Steel & Aluminum Co.	151	10,356
RPM International Inc.	337	15,437
Sensient Technologies Corp.	482	25,258
Steel Dynamics Inc.	609	13,776
Stepan Co.	271	12,020
		180,462
Total Common Stocks (cost $877,070)		1,010,568

SHORT TERM INVESTMENTS - 8.4%
Investment Companies - 6.5%
JNL Money Market Fund, 0.01% (a) (h)	70,089	70,089

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	21,003	21,003
Total Short Term Investments (cost $91,092)		91,092
Total Investments - 102.0% (cost $968,162)		1,101,660
Other Assets and Liabilities, Net - (2.0%)		(21,383)
Total Net Assets - 100.0%		$1,080,277

JNL/Goldman Sachs Core Plus Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.7%
ACIS CLO Ltd.
0.73%, 10/14/22 (r)	$900	$874
1.15%, 10/14/22 (r)	6,300	6,180
Adjustable Rate Mortgage Trust REMIC, 2.65%, 04/25/35 (i)	197	196
Aire Valley Mortgages Plc
0.34%, 09/20/66 (i), EUR	81	100
0.38%, 09/20/66 (i), EUR	437	543
0.50%, 09/20/66 (i), EUR	2,476	3,097
REMIC, 0.45%, 09/20/66 (i) (r)	622	609
Amortizing Residential Collateral Trust REMIC, 1.95%, 08/25/32 (i)	53	37
Asset Backed Securities Corp. Home Equity REMIC, 3.00%, 04/15/33 (i)	22	21
Banc of America Commercial Mortgage Inc. REMIC, 5.79%, 04/10/49 (i)	600	655
Banc of America Funding Corp. REMIC, 5.79%, 10/25/36 (i)	52	42
Banc of America Mortgage Securities Inc. REMIC, 2.69%, 09/25/35 (i)	594	564
BlueMountain CLO Ltd., 0.48%, 03/17/21 (i) (r)	3,439	3,388
Brentwood CLO Corp., 0.51%, 02/01/22 (i) (r)	2,055	2,023
Citigroup Mortgage Loan Trust Inc. REMIC, 2.82%, 12/25/35 (i)	955	839
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	15	16
Countrywide Alternative Loan Trust REMIC, 1.62%, 09/25/35 (i)	198	183
Countrywide Asset-Backed Certificates REMIC, 2.03%, 06/25/34 (i)	103	89
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 2.53%, 02/19/34 (i)	263	258
Deutsche Bank Alternate Loan Trust REMIC, 1.82%, 08/25/35 (i)	194	156
Educational Services of America Inc., 1.08%, 07/25/23 (i) (r)	677	684
Eurosail PRIME-UK 2007-A Plc, 0.96%, 09/13/45 (i), GBP	635	1,001
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.82%, 05/17/32 (i) (p) (q)	917	10
GCO Education Loan Funding Trust, 0.36%, 05/25/25 (i)	2,299	2,266
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	146	146
7.00%, 09/25/37 (i)	227	240
Granite Master Issuer Plc
0.29%, 12/20/54 (i)	1,243	1,237
REMIC, 0.22%, 12/20/54 (i) (r)	5,887	5,849
Granite Mortgages Plc, 0.94%, 01/20/44 (i), GBP	205	332
GSMPS Mortgage Loan Trust, 0.61%, 02/25/35 (r)	50	46
GSR Mortgage Loan Trust REMIC, 2.67%, 10/25/35 (i)	325	290
Halcyon Loan Advisors Funding Ltd., 1.81%, 04/18/26 (i) (r)	2,550	2,548
ICG U.S. CLO Ltd., 1.51%, 04/20/26 (r)	5,300	5,230
Impac CMB Trust REMIC, 0.79%, 03/25/35 (i)	100	85
Leek Finance Number Eighteen Plc
0.34%, 09/21/38 (i), EUR	147	194
0.49%, 09/21/38 (i)	1,323	1,374
Leek Finance Number Seventeen Plc
0.36%, 12/21/37 (i), EUR	289	384
0.85%, 12/21/37 (i), GBP	129	219
Lehman XS Trust REMIC, 1.00%, 09/25/47 (i)	1,070	888
MASTR Adjustable Rate Mortgages Trust REMIC
2.84%, 10/25/34 (i)	216	205
3.18%, 12/25/34 (i)	63	61
1.32%, 12/25/46 (i)	2,214	1,782
MASTR Seasoned Securities Trust REMIC, 3.25%, 10/25/32 (i)	182	179
Mid-State Trust, 7.34%, 07/01/35	145	155
Morgan Stanley Capital I Trust REMIC
5.48%, 02/12/44 (i)	200	216
5.93%, 12/15/44 (i)	150	144
Morgan Stanley Mortgage Loan Trust REMIC
2.71%, 08/25/34 (i)	108	107
2.84%, 03/25/36 (i)	1,206	1,030
NCUA Guaranteed Notes Trust REMIC
3.00%, 06/12/19	1,900	1,989
1.84%, 10/07/20	151	152
OCP CLO Ltd., 1.40%, 04/26/26 (r)	5,800	5,693
OFSI Fund VI Ltd., 1.55%, 03/20/25 (r)	5,700	5,649
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.36%, 10/01/35 (i)	1,609	1,633
Quadrivio Finance Srl, 0.71%, 07/25/60, EUR	1,050	1,323
Red River CLO Ltd., 0.51%, 07/27/18 (i) (r)	2,107	2,091
Residential Accredit Loans Inc. Trust REMIC, 1.12%, 01/25/46 (i)	952	693

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Structured Asset Mortgage Investments Inc. REMIC, 2.52%, 08/25/35 (i)	81	81
Thrones Plc, 2.06%, 07/20/44, GBP	600	990
Trinitas CLO II Ltd., 1.61%, 07/15/26 (r)	2,500	2,455
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.38%, 06/25/34 (i)	385	393
Wells Fargo Alternative Loan Trust REMIC, 2.60%, 12/28/37 (i)	1,971	1,620
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.61%, 04/25/36 (i)	110	107
WhiteHorse VIII Ltd.
1.74%, 05/01/26 (r)	2,400	2,389
2.29%, 05/01/26 (r)	500	484
Total Non-U.S. Government Agency Asset-Backed Securities (cost $75,456)		74,514

CORPORATE BONDS AND NOTES - 25.7%
CONSUMER DISCRETIONARY - 2.8%
CCO Holdings LLC, 5.25%, 09/30/22 (e)	825	807
D.R. Horton Inc., 4.38%, 09/15/22	450	433
DIRECTV Holdings LLC, 3.80%, 03/15/22	2,250	2,287
Glencore Funding LLC, 2.50%, 01/15/19 (r)	1,975	1,934
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,303
5.50%, 01/15/24	775	764
6.00%, 01/15/43	975	892
MGM Resorts International, 6.63%, 12/15/21 (e)	1,400	1,477
NBCUniversal Media LLC, 4.38%, 04/01/21	1,600	1,743
Nielsen Finance LLC, 4.50%, 10/01/20	1,000	968
Numericable Group SA, 6.00%, 05/15/22 (r)	400	403
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,599
Time Warner Cable Inc.
7.30%, 07/01/38	2,676	3,639
5.88%, 11/15/40	600	706
5.50%, 09/01/41	3,078	3,465
Videotron Ltd., 5.00%, 07/15/22	950	941
		24,361
CONSUMER STAPLES - 1.5%
Avon Products Inc., 4.60%, 03/15/20 (l)	2,150	2,197
Constellation Brands Inc.
3.75%, 05/01/21	150	147
4.25%, 05/01/23	350	342
Kimberly-Clark Corp., 3.70%, 06/01/43	2,175	2,028
Pernod-Ricard SA, 4.45%, 01/15/22 (r)	1,900	2,008
Reynolds Group Issuer Inc., 5.75%, 10/15/20 (e)	1,450	1,475
SABMiller Holdings Inc., 4.95%, 01/15/42 (r)	625	650
Suntory Holdings Ltd., 2.55%, 09/29/19 (r)	2,050	2,048
Sysco Corp., 3.50%, 10/02/24	2,250	2,258
		13,153
ENERGY - 2.8%
Anadarko Petroleum Corp., 6.45%, 09/15/36	1,050	1,280
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	2,450	2,695
7.03%, 01/15/68 (i)	1,550	1,751
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23 (e) (r)	230	217
Kinder Morgan Inc., 5.00%, 02/15/21 (r)	2,750	2,867
Nexen Inc., 6.40%, 05/15/37	675	823
Pacific Rubiales Energy Corp., 5.38%, 01/26/19 (r)	800	811
Petrobras Global Finance BV
4.88%, 03/17/20	1,250	1,267
6.25%, 03/17/24	700	732
Petroleos Mexicanos
3.50%, 07/18/18	330	342
6.00%, 03/05/20	271	308
6.38%, 01/23/45 (r)	750	848
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (r)	1,020	1,146
Shell International Finance BV, 4.55%, 08/12/43	825	872
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,420
Transocean Inc., 6.50%, 11/15/20 (e)	1,950	2,073
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	600	631
Weatherford International Ltd., 9.63%, 03/01/19 (e)	1,475	1,894
Williams Partners LP, 3.90%, 01/15/25	1,950	1,915
		23,892
FINANCIALS - 13.6%
Abbey National Treasury Services Plc, 4.00%, 04/27/16	2,075	2,170
AIG Life Holdings Inc., 8.50%, 07/01/30	1,275	1,677
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	2,000	1,972
American Express Co., 6.80%, 09/01/66 (i)	1,600	1,708
American International Group Inc., 4.50%, 07/16/44	2,275	2,248
American Tower Corp., 3.40%, 02/15/19	825	843
Australia & New Zealand Banking Group Ltd., 4.50%, 03/19/24 (r)	1,150	1,160
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (m)	1,125	1,118
4.13%, 01/22/24	2,400	2,447
4.00%, 04/01/24 (e)	1,675	1,693
Bank of New York Mellon Corp., 9.63%, 05/02/21 (r)	270	76
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	300	328
Barclays Bank Plc, 2.50%, 02/20/19	1,775	1,778
Citigroup Inc.
6.30% (callable at 100 beginning 05/15/24) (m)	1,025	1,015
6.13%, 11/21/17	1,010	1,139
3.38%, 03/01/23	1,500	1,477
Compass Bank
1.85%, 09/29/17	850	850
2.75%, 09/29/19 (e)	925	924
5.50%, 04/01/20	1,200	1,305
Credit Suisse AG, 6.50%, 08/08/23 (e) (r)	1,100	1,196
Credit Suisse Group AG
6.25% (callable at 100 beginning 12/18/24) (m) (r)	825	798
7.50% (callable at 100 beginning 12/11/23) (e) (m) (r)	1,275	1,339
Developers Diversified Realty Corp., 7.50%, 04/01/17 (e)	2,170	2,468
Discover Bank, 8.70%, 11/18/19	551	688
Discover Financial Services, 3.85%, 11/21/22	1,499	1,507
ERP Operating LP, 4.63%, 12/15/21	2,575	2,810
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,055
Ford Motor Credit Co. LLC
5.00%, 05/15/18 (e)	1,200	1,311
5.88%, 08/02/21	750	863
General Electric Capital Corp.
8.50%, 04/06/18, MXN	2,000	165
5.88%, 01/14/38	900	1,086

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Genworth Financial Inc., 7.63%, 09/24/21	1,050	1,274
HCP Inc., 6.00%, 01/30/17	1,375	1,519
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,908
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa2) (p) (q), BRL	4,840	4,770
HSBC Holdings Plc, 6.38%, (callable at 100 beginning 09/17/24) (m)	1,050	1,049
ING Bank NV, 4.13%, 11/21/23	2,875	2,925
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,643
7.00%, 06/15/25	1,500	2,032
6.75%, 07/15/27	1,200	1,650
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,825	1,867
2.38%, 01/13/17	975	986
3.88%, 01/16/18	3,400	3,546
5.02%, 06/26/24 (r)	1,200	1,166
Liberty Property LP, 4.75%, 10/01/20	1,500	1,616
Macquarie Bank Ltd., 2.60%, 06/24/19 (r)	1,825	1,824
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,208
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,177
Morgan Stanley
6.25%, 08/28/17	1,600	1,798
6.63%, 04/01/18	1,825	2,090
5.63%, 09/23/19	750	844
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,403
Northern Rock Plc, 5.63%, 06/22/17 (r)	7,100	7,856
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,703
PNC Preferred Funding Trust II, 1.46%, (callable at 100 beginning 03/15/17) (e) (m) (r)	2,500	2,403
Regions Financial Corp., 5.75%, 06/15/15 (e)	1,225	1,264
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (e) (m) (r)	1,525	1,590
Royal Bank of Scotland Group Plc
2.55%, 09/18/15	2,175	2,207
9.50%, 03/16/22	700	798
6.00%, 12/19/23	675	708
Santander Holdings USA Inc., 4.63%, 04/19/16 (e)	715	753
Senior Housing Properties Trust, 3.25%, 05/01/19	1,100	1,107
Sovereign Bank, 8.75%, 05/30/18	700	846
Stadshypotek AB, 1.88%, 10/02/19 (e) (r)	4,300	4,229
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (r)	2,200	2,254
SunTrust Banks Inc., 2.35%, 11/01/18	2,775	2,782
Synchrony Financial, 3.00%, 08/15/19	1,525	1,529
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	1,440	1,468
Trust F/1401, 5.25%, 12/15/24 (r)	470	489
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody’s rating Baa2) (f) (p) (q), BRL	1,620	313
WEA Finance LLC, 3.75%, 09/17/24 (e) (r)	1,800	1,796
		116,604
HEALTH CARE - 0.4%
Express Scripts Holding Co., 2.65%, 02/15/17	1,300	1,337
Forest Laboratories Inc., 4.38%, 02/01/19 (r)	1,524	1,604
HCA Inc., 7.50%, 02/15/22	700	788
		3,729
INDUSTRIALS - 0.6%
CITIC Pacific Ltd., 6.80%, 01/17/23	700	807
GE Capital Trust I, 6.38%, 11/15/67 (i)	1,374	1,484
Penske Truck Leasing Co. LP, 2.88%, 07/17/18 (r)	2,400	2,456
		4,747
INFORMATION TECHNOLOGY - 0.6%
Equinix Inc., 7.00%, 07/15/21	775	830
Hewlett-Packard Co.
3.00%, 09/15/16	1,675	1,734
2.60%, 09/15/17 (e)	1,100	1,130
2.75%, 01/14/19	1,025	1,041
		4,735
MATERIALS - 0.2%
Ecolab Inc., 5.50%, 12/08/41	775	887
LyondellBasell Industries NV, 5.00%, 04/15/19	525	580
		1,467
TELECOMMUNICATION SERVICES - 2.6%
America Movil SAB de CV, 6.00%, 06/25/20, MXN	9,650	721
AT&T Inc., 2.95%, 05/15/16	1,750	1,807
Crown Castle International Corp., 5.25%, 01/15/23	825	817
Frontier Communications Corp., 8.50%, 04/15/20 (e)	825	916
Sprint Nextel Corp., 7.00%, 08/15/20 (e)	1,250	1,303
T-Mobile USA Inc., 6.63%, 04/01/23 (e)	550	562
Verizon Communications Inc.
2.63%, 02/21/20 (r)	4,200	4,148
5.15%, 09/15/23	8,100	8,959
4.15%, 03/15/24 (e)	1,575	1,625
6.55%, 09/15/43	866	1,082
		21,940
UTILITIES - 0.6%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,160
Consumers Energy Co, 3.95%, 05/15/43	2,125	2,063
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	800	840
		5,063
Total Corporate Bonds and Notes (cost $215,174)		219,691

GOVERNMENT AND AGENCY OBLIGATIONS - 65.0%
GOVERNMENT SECURITIES - 42.0%
Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank
1.88%, 03/13/20	1,400	1,389
3.00%, 09/10/21 (e)	3,200	3,295
3.25%, 06/09/23	2,000	2,064
		6,748
Federal National Mortgage Association - 0.7% (w)
Federal National Mortgage Association
0.38%, 03/16/15	800	801
6.25%, 05/15/29	2,600	3,519
6.63%, 11/15/30	900	1,279
		5,599
Municipals - 1.7%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	1,074
Commonwealth of Puerto Rico
5.25%, 07/01/23 - 07/01/37	85	66
5.50%, 07/01/26 - 07/01/39	335	258
5.13%, 07/01/31	10	7
5.63%, 07/01/32	10	8

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.38%, 07/01/33	140	105
5.00%, 07/01/34 - 07/01/41	75	56
6.00%, 07/01/34 - 07/01/39	30	23
8.00%, 07/01/35	2,655	2,336
5.88%, 07/01/36	10	8
5.75%, 07/01/38 - 07/01/41	30	23
Northstar Education Finance Inc. Student Loan Asset-Backed Note
1.52%, 04/01/42 (i)	650	612
2.11%, 04/01/42 (i)	2,300	2,166
2.13%, 04/01/42 (i)	700	659
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/33	15	11
5.75%, 07/01/37	45	33
6.00%, 07/01/38 - 07/01/44	140	103
Puerto Rico Highways and Transportation Authority, 5.25%, 07/01/36	40	39
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	410	305
5.50%, 08/01/28 - 08/01/42	1,060	827
6.13%, 08/01/29	25	21
0.00%, 08/01/32 - 08/01/33 (k)	360	268
0.00%, 08/01/33 - 08/01/38 (j)	470	80
5.00%, 08/01/35 - 08/01/43	95	69
5.75%, 08/01/37	300	245
5.38%, 08/01/38 - 08/01/39	270	206
6.00%, 08/01/39 - 08/01/42	285	230
6.38%, 08/01/39	15	13
State of California
7.95%, 03/01/36	1,290	1,574
7.63%, 03/01/40	2,390	3,485
		14,910
Sovereign - 5.6%
Argentina Republic Government International Bond, 0.00%, 12/15/35 (i)	10,032	768
Chile Government International Bond, 3.63%, 10/30/42	800	700
Colombia Government International Bond, 4.00%, 02/26/24	425	430
Dominican Republic International Bond
14.50%, 02/10/23, DOP	1,200	32
8.63%, 04/20/27	396	479
7.45%, 04/30/44 (r)	1,400	1,505
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	5,000	5,038
International Finance Corp., 0.88%, 06/15/18	6,900	6,744
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,000	6,052
5.50%, 12/04/23 (e)	500	605
Italy Buoni Poliennali Del Tesoro
1.15%, 05/15/17, EUR	3,280	4,205
4.75%, 09/01/44 (r), EUR	10	15
Kommunalbanken A/S, 1.00%, 09/26/17 (r)	2,300	2,282
Mexico Bonos
6.50%, 06/10/21, MXN	6,507	505
8.00%, 12/07/23, MXN	6,841	577
7.50%, 06/03/27, MXN	5,200	423
8.50%, 05/31/29 - 11/18/38, MXN	5,247	461
Mexico Government International Bond, 4.75%, 03/08/44	2,670	2,643
Panama Government International Bond, 9.38%, 04/01/29	90	134
Province of Quebec, Canada, 4.60%, 05/26/15	1,475	1,517
Republic of Honduras, 8.75%, 12/16/20 (r)	610	691
Spain Government Bond, 5.15%, 10/31/44 (r), EUR	30	49
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,471
3.88%, 02/15/21	3,700	4,034
5.98%, 04/01/36	1,250	1,658
4.63%, 09/15/60	800	863
Turkey Government International Bond
5.63%, 03/30/21	590	627
6.25%, 09/26/22	1,740	1,914
		47,422
Treasury Inflation Index Securities - 2.6%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.35%, 09/15/19 (n), EUR	1,874	2,616
Republic of Argentina Inflation Indexed Bond, 6.06%, 12/15/35 (e) (n), EUR	854	81
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/15 (n)	2,450	2,504
0.13%, 09/25/18 (n)	4,316	4,219
0.38%, 07/15/23 (n)	1,945	1,925
0.63%, 01/15/24 (n)	5,248	5,277
2.50%, 01/15/29 (n)	3,052	3,728
1.38%, 02/15/44 (n)	1,942	2,077
		22,427
U.S. Treasury Securities - 30.6%
U.S. Treasury Bond
3.63%, 02/19/19 - 08/15/43 (o)	46,300	50,046
3.75%, 02/19/19 (o)	3,100	3,426
3.00%, 05/15/42 (o)	7,900	7,628
2.75%, 11/15/42	1,500	1,372
3.38%, 05/15/44	13,200	13,629
U.S. Treasury Note
0.13%, 12/31/14 (o)	9,850	9,852
0.25%, 07/31/15	38,500	38,554
0.75%, 05/22/18	26,100	26,086
1.50%, 06/19/18 - 05/31/19	42,300	42,044
2.13%, 07/30/18 - 09/30/21	35,200	35,054
2.25%, 08/15/18	8,300	8,343
1.63%, 04/30/19	4,100	4,086
1.75%, 09/30/19	19,500	19,479
2.50%, 05/15/24	400	400
2.38%, 08/15/24 (e)	2,100	2,076
		262,075
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 23.0%
Federal Home Loan Mortgage Corp. - 2.8%
Federal Home Loan Mortgage Corp.
3.11%, 02/25/23	1,500	1,529
5.00%, 03/01/26 - 06/01/41	3,860	4,276
5.50%, 04/01/28 - 02/01/39	2,129	2,378
3.00%, 03/01/32 - 03/01/43	4,011	3,980
2.83%, 01/01/37 (i)	618	669
6.50%, 01/01/38 - 12/01/38	1,337	1,525
7.00%, 02/01/39	1,209	1,373
4.50%, 11/01/40	7	8
REMIC, 3.03%, 10/25/20 (i)	4,700	4,867
REMIC, 1,156.50%, 06/15/21 (p) (q)	—	—
REMIC, 2.78%, 09/25/22	1,718	1,766
REMIC, 3.46%, 08/25/23 (i)	800	833
REMIC, Interest Only, 5.95%, 11/15/43 (p) (q)	2,223	353
		23,557
Federal National Mortgage Association - 19.7%
Federal National Mortgage Association
2.80%, 03/01/18	2,419	2,503
5.00%, 03/01/18 - 10/01/41	4,382	4,811
3.74%, 05/01/18	1,429	1,522
3.84%, 05/01/18	1,790	1,913

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.50%, 08/01/18 - 10/01/41	3,616	3,919
6.50%, 02/01/19	1	1
4.51%, 06/01/19	4,400	4,739
3.42%, 10/01/20	1,132	1,193
3.63%, 12/01/20	806	850
4.38%, 06/01/21	3,514	3,878
3.83%, 07/01/21	1,597	1,715
5.50%, 09/01/23 - 12/01/39	6,282	6,885
6.00%, 01/01/24 - 05/01/41	24,731	27,987
1.35%, 07/25/24 (i)	470	466
8.00%, 08/01/29 - 01/01/31	48	53
7.00%, 07/01/32 - 03/01/39	710	806
2.12%, 11/01/35 (i)	39	42
2.36%, 05/01/36 (i)	292	311
2.52%, 05/01/36 (i)	273	291
2.56%, 08/01/36 (i)	239	256
2.44%, 09/01/36 (i)	254	270
4.00%, 08/01/39 - 09/01/39	37	39
3.00%, 08/01/42 - 07/01/43	24,792	24,608
3.50%, 10/15/44, TBA (g)	9,000	9,200
4.50%, 10/15/44 - 11/15/44, TBA (g)	54,000	58,140
5.00%, 10/15/44, TBA (g)	3,000	3,311
6.00%, 10/15/44 - 11/15/44, TBA (g)	3,000	3,390
REMIC, 5.00%, 06/25/41 - 10/25/41	3,075	3,360
REMIC, 7.00%, 07/25/42 - 10/25/42	1,624	1,834
REMIC, Interest Only, 4.85%, 11/25/40 (p) (q)	3,946	698
		168,991
Government National Mortgage Association - 0.5%
Government National Mortgage Association
3.95%, 07/15/25	786	812
6.00%, 06/15/34 - 11/15/38	98	113
5.00%, 06/15/40 - 05/15/41	1,913	2,122
2.50%, 12/20/42	37	36
5.00%, 10/15/44, TBA (g)	1,000	1,100
REMIC, Interest Only, 6.55%, 08/16/43 (p) (q)	1,492	238
		4,421
Total Government and Agency Obligations (cost $545,538)		556,150

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (p) (q)	491	—
Total Common Stocks (cost $184)		—

SHORT TERM INVESTMENTS - 11.8%
Investment Companies - 8.5%
JNL Money Market Fund, 0.01% (a) (h)	72,586	72,586

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	25,895	25,895

Treasury Securities - 0.3%
Mexico Cetes, 0.23%, 12/24/14, MXN	2,966	2,194
Total Short Term Investments (cost $100,711)		100,675
Total Investments - 111.2% (cost $937,063)		951,030
Total Forward Sales Commitments - (1.4%) (proceeds $11,793)		(11,836)
Other Assets and Liabilities, Net - (9.8%)		(83,609)
Total Net Assets - 100.0%		$855,585

FORWARD SALES COMMITMENTS - 1.4%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corp. - 0.5%
Federal Home Loan Mortgage Corp., 3.00%, 10/15/44, TBA (g)	$4,000	$3,948
Federal National Mortgage Association - 0.9%
Federal National Mortgage Association, 3.00%, 10/15/44, TBA (g)	8,000	7,888
Total Forward Sales Commitments - 1.4% (proceeds $11,793)		$11,836

JNL/Goldman Sachs Emerging Markets Debt Fund

CORPORATE BONDS AND NOTES - 24.3%
ARGENTINA - 0.4%
Arcos Dorados Holdings Inc., 6.63%, 09/27/23 (r)	$2,095	$2,079
Transportadora de Gas del Sur SA, 9.63%, 05/14/20 (p) (q)	6	6
YPF SA, 8.88%, 12/19/18 (r)	940	968
		3,053
BANGLADESH - 0.1%
Banglalink Digital Communications Ltd., 8.63%, 05/06/19 (r)	890	937

BRAZIL - 1.0%
Banco do Estado do Rio Grande do Sul SA, 7.38%, 02/02/22 (r)	1,670	1,751
Banco Santander Brasil SA, 8.00%, 03/18/16 (r), BRL	4,750	1,858
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28	910	899
Schahin II Finance Co SPV Ltd., 5.88%, 09/25/22 (e)	459	435
Tupy SA, 6.63%, 07/17/24 (r)	2,340	2,381
		7,324
CHILE - 2.5%
AES Gener SA
5.25%, 08/15/21	1,691	1,785
8.38%, 12/18/73 (e) (i) (r)	1,130	1,271
CFR International SpA
5.13%, 12/06/22	380	408
5.13%, 12/06/22 (r)	270	290
Corpbanca SA, 3.88%, 09/22/19 (e) (r)	2,610	2,623
E.CL SA, 5.63%, 01/15/21	1,270	1,391
Embotelladora Andina SA, 5.00%, 10/01/23 (e) (r)	810	850
Empresa de Transporte de Pasajeros Metro SA, 4.75%, 02/04/24 (r)	200	207
ENTEL Chile SA, 4.88%, 10/30/24 (e) (r)	2,020	2,071
GNL Quintero SA, 4.63%, 07/31/29 (r)	3,940	3,927
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (e) (r)	230	252
3.63%, 04/03/23 (e)	2,670	2,525
		17,600

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CHINA - 0.9%
China Resources Gas Group Ltd., 4.50%, 04/05/22	500	516
CITIC Pacific Ltd.
6.88%, 01/21/18	670	752
6.38%, 04/10/20	900	1,013
6.63%, 04/15/21	1,140	1,303
Future Land Development Holdings Ltd., 10.25%, 07/21/19	250	241
Soho China Ltd., 7.13%, 11/07/22	860	845
Sunac China Holdings Ltd., 9.38%, 04/05/18	440	446
Wanda Properties International Co. Ltd., 7.25%, 01/29/24	790	845
		5,961
COLOMBIA - 1.6%
Banco de Bogota SA, 5.00%, 01/15/17	330	346
Bancolombia SA, 5.95%, 06/03/21	2,810	3,084
Ecopetrol SA, 5.88%, 05/28/45	1,130	1,145
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	710	843
7.63%, 09/10/24 (r), COP	3,724,000	1,847
Pacific Rubiales Energy Corp.
5.38%, 01/26/19 (r)	640	649
5.13%, 03/28/23 (e) (r)	1,165	1,113
5.63%, 01/19/25 (e) (r)	440	423
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	1,410	1,484
		10,934
DOMINICAN REPUBLIC - 0.3%
Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19	1,868	1,812

GUATEMALA - 0.6%
Agromercantil Senior Trust, 6.25%, 04/10/19 (r)	970	1,007
Central American Bottling Corp.
6.75%, 02/09/22 (e)	1,510	1,631
6.75%, 02/09/22 (e) (r)	70	76
Comcel Trust, 6.88%, 02/06/24 (r)	1,150	1,213
		3,927
HONG KONG - 1.6%
CITIC Pacific Ltd.
8.63% (callable at 100 beginning 11/22/18) (m)	1,300	1,490
6.80%, 01/17/23	3,070	3,540
KWG Property Holding Ltd., 8.63%, 02/05/20	510	493
Metropolitan Light International Ltd., 5.25%, 01/17/18	920	924
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	528	605
PCCW Capital No 4 Ltd., 5.75%, 04/17/22	750	804
Sun Hung Kai Properties Capital Market Ltd.
5.38%, 03/08/17	930	1,003
4.00%, 11/02/20	1,620	1,678
Wharf Finance Ltd., 4.63%, 02/08/17 (e)	960	1,011
		11,548
INDIA - 0.7%
Greenko Dutch BV, 8.00%, 08/01/19 (r)	1,280	1,261
Reliance Holdings USA Inc., 5.40%, 02/14/22	1,236	1,349
State Bank of India, 6.44%, (callable at 100 beginning 05/15/17) (m)	930	929
Vedanta Resources Jersey Ltd., 5.50%, 07/13/16 (v)	1,100	1,118
		4,657
INDONESIA - 0.4%
Bumi Capital Pte Ltd., 12.00%, 11/10/16	100	42
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (e)	2,320	986
Jababeka International BV, 7.50%, 09/24/19 (r)	500	495
Ottawa Holdings Pte Ltd., 5.88%, 05/16/18 (e) (r)	725	631
Pakuwon Prima Pte Ltd., 7.13%, 07/02/19	400	405
TBG Global Pte Ltd., 4.63%, 04/03/18 (r)	325	323
		2,882
IRELAND - 0.2%
EDC Finance Ltd., 4.88%, 04/17/20	310	279
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18	1,100	1,064
		1,343
ISRAEL - 0.9%
Delek & Avner Tamar Bond Ltd.
2.80%, 12/30/16 (r)	2,230	2,230
3.84%, 12/30/18 (r)	2,170	2,185
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (r)	830	879
7.25%, 01/15/19	930	1,042
7.75%, 12/15/27	250	297
		6,633
ITALY - 0.6%
Wind Acquisition Finance SA
4.00%, 07/15/20 (r), EUR	270	336
4.75%, 07/15/20 (r)	360	347
7.38%, 04/23/21 (r)	3,480	3,498
		4,181
JAMAICA - 0.5%
Digicel Group Ltd., 8.25%, 09/30/20	3,260	3,358
Digicel Ltd., 7.00%, 02/15/20 (r)	200	206
		3,564
KAZAKHSTAN - 0.9%
KazMunaiGaz Finance Sub BV, 11.75%, 01/23/15	6,080	6,258

LUXEMBOURG - 0.5%
Altice Financing SA
7.88%, 12/15/19	960	1,023
6.50%, 01/15/22 (r)	880	902
Altice Finco SA, 9.88%, 12/15/20	430	482
Millicom International Cellular SA, 4.75%, 05/22/20 (e) (r)	790	752
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	600	623
		3,782
MEXICO - 1.6%
America Movil SAB de CV
6.00%, 06/25/20, MXN	20,390	1,523
8.46%, 12/18/36, MXN	11,800	855
Cemex Finance LLC, 5.25%, 04/01/21 (e) (r), EUR	1,236	1,600
Cemex SAB de CV, 4.75%, 01/11/22 (r), EUR	340	430
Grupo Cementos de Chihuahua SAB de CV, 8.13%, 02/08/20 (r)	250	270
Grupo Televisa SAB, 6.00%, 05/15/18	1,974	2,228
Metalsa SA de CV, 4.90%, 04/24/23 (r)	985	955
Offshore Drilling Holding SA, 8.38%, 09/20/20 (r)	929	982
Pemex Finance Ltd., 10.61%, 08/15/17	533	596
Petroleos Mexicanos
6.38%, 01/23/45	220	249
6.38%, 01/23/45 (e) (r)	330	373
Trust F/1401
5.25%, 12/15/24 (r)	1,000	1,040

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
6.95%, 01/30/44 (e) (p) (q)	280	305
		11,406
NETHERLANDS - 0.0%
Indosat Palapa Co. BV, 7.38%, 07/29/20	184	195

NIGERIA - 0.1%
Helios Towers Finance Netherlands BV, 8.38%, 07/15/19	944	911

PARAGUAY - 0.6%
Banco Continental SAECA, 8.88%, 10/15/17	1,235	1,334
Banco Regional SAECA
8.13%, 01/24/19 (e)	406	445
8.13%, 01/24/19 (r)	1,950	2,135
		3,914
PERU - 1.5%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (e) (r)	3,130	3,474
Corp. Lindley SA, 6.75%, 11/23/21 (e)	4,735	5,185
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 (j)	439	411
0.00%, 06/02/25 (j) (p) (q)	1,007	702
SAN Miguel Industrias Pet SA, 7.75%, 11/06/20 (r)	370	394
		10,166
PHILIPPINES - 1.1%
Alliance Global Group Inc., 6.50%, 08/18/17	1,500	1,620
Energy Development Corp., 6.50%, 01/20/21 (e)	3,120	3,385
San Miguel Corp., 4.88%, 04/26/23 (e)	1,339	1,239
SM Investments Corp., 5.50%, 10/13/17	480	508
SMC Global Power Holdings Corp., 7.50%, (callable at 100 beginning 11/07/19) (m)	770	802
		7,554
QATAR - 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 09/30/20	1,989	2,148

RUSSIAN FEDERATION - 0.9%
EDC Finance Ltd., 4.88%, 04/17/20 (r)	580	522
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22	1,619	1,394
6.00%, 11/27/23	360	340
6.00%, 11/27/23 (e) (r)	850	803
MTS International Funding Ltd., 8.63%, 06/22/20 (e)	1,360	1,442
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18 (e) (r)	230	223
Sibur Securities Ltd., 3.91%, 01/31/18 (r)	1,680	1,537
		6,261
SINGAPORE - 0.5%
Berau Capital Resources Pte Ltd., 12.50%, 07/08/15	865	670
Global A&T Electronics Ltd., 10.00%, 02/01/19 (r)	297	269
Olam International Ltd.
6.00%, 10/15/16 (v)	400	429
6.75%, 01/29/18	1,100	1,144
7.50%, 08/12/20	390	441
SGSP Australia Assets Pty Ltd., 3.55%, 04/09/23	660	629
TBG Global Pte Ltd., 4.63%, 04/03/18	241	239
		3,821
SOUTH AFRICA - 0.9%
Transnet SOC Ltd.
10.80%, 11/06/23, ZAR	7,000	669
8.90%, 11/14/27, ZAR	47,000	3,915
10.00%, 03/30/29, ZAR	16,500	1,377
		5,961
TAIWAN - 0.2%
CTBC Bank Co. Ltd., 5.63%, (callable at 100 beginning 03/17/15) (m)	1,580	1,598

THAILAND - 0.9%
Bank of Thailand, 3.22%, 03/01/16, THB	87,900	2,748
PTT Exploration & Production PCL, 4.88%, (callable at 100 beginning 06/18/19) (m) (r)	2,690	2,717
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21	832	935
		6,400
TURKEY - 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22 (e)	1,200	1,059
Arcelik AS, 5.00%, 04/03/23	480	451
Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20	940	898
Turkiye Vakiflar Bankasi Tao, 3.75%, 04/15/18 (r)	1,590	1,542
		3,950
UKRAINE - 0.2%
Ferrexpo Finance Plc, 7.88%, 04/07/16	340	307
MHP SA, 8.25%, 04/02/20	1,090	924
		1,231
UNITED ARAB EMIRATES - 1.1%
Dolphin Energy Ltd., 5.50%, 12/15/21	3,790	4,235
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (r)	3,130	3,502
		7,737
UNITED STATES OF AMERICA - 0.0%
Petroleos Mexicanos, 5.50%, 06/27/44	33	34
VIETNAM - 0.1%
Debt and Asset Trading Corp., 1.00%, 10/10/25	1,160	609
Total Corporate Bonds and Notes (cost $174,175)		170,292

GOVERNMENT AND AGENCY OBLIGATIONS - 50.9%
ARGENTINA - 0.5%
Argentina Republic Government International Bond, 0.00%, 12/15/35 (i)	38,760	2,965
Republic of Argentina Inflation Indexed Bond, 6.06%, 12/15/35 (e) (n), EUR	2,819	267
		3,232
BRAZIL - 8.4%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/16 - 08/15/50 (s), BRL	23,369	23,688
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/15 - 07/01/17 (j), BRL	38,740	12,389
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28 (r)	1,120	1,106
Brazil Notas do Tesouro Nacional , 10.00%, 01/01/19 - 01/01/23, BRL	57,825	21,991
		59,174
CHILE - 0.5%
Chile Government International Bond, 6.00%, 01/01/18, CLP	595,000	1,054

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Inflation Indexed Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22 (n), CLP	410,856	755
Tesoreria General de la Republica Inflation Indexed Note, 3.00%, 01/01/15 (n), CLP	1,015,057	1,729
		3,538
COLOMBIA - 3.2%
Colombia Government International Bond, 4.38%, 03/21/23, COP	102,000	44
Colombia TES
8.00%, 10/28/15, COP	3,935,300	2,007
11.25%, 10/24/18, COP	242,300	142
7.00%, 05/04/22, COP	30,346,500	15,190
7.50%, 08/26/26, COP	3,835,300	1,941
6.00%, 04/28/28, COP	6,825,600	3,002
		22,326
COSTA RICA - 0.2%
Republic of Costa Rica
11.13%, 03/28/18, CRC	753,500	1,492
9.20%, 03/27/19, CRC	2,750	5
		1,497
DOMINICAN REPUBLIC - 1.0%
Dominican Republic International Bond
16.95%, 02/04/22, DOP	79,900	2,464
14.50%, 02/10/23, DOP	16,200	425
14.50%, 02/10/23 (r), DOP	39,200	1,028
18.50%, 02/04/28 (r), DOP	99,000	3,052
		6,969
HONDURAS - 0.1%
Republic of Honduras, 8.75%, 12/16/20 (r)	970	1,099

HUNGARY - 1.7%
Hungary Government Bond
5.50%, 12/20/18 - 06/24/25, HUF	424,330	1,853
6.50%, 06/24/19, HUF	999,420	4,554
7.50%, 11/12/20, HUF	347,090	1,677
7.00%, 06/24/22, HUF	742,130	3,526
Hungary Government International Bond, 6.00%, 11/24/23, HUF	101,300	456
		12,066
INDONESIA - 0.5%
Indonesia Treasury Bond, 6.13%, 05/15/28, IDR	3,000	—
Perusahaan Penerbit SBSN Indonesia
6.13%, 03/15/19 (r)	790	871
4.35%, 09/10/24 (r)	2,640	2,567
Perusahaan Penerbit SBSN Indonesia III, 3.30%, 11/21/22	340	313
		3,751
MALAYSIA - 2.9%
Malaysia Government Bond
3.74%, 02/27/15, MYR	20,910	6,384
3.65%, 10/31/19, MYR	11,430	3,479
3.89%, 07/31/20, MYR	7,460	2,284
4.16%, 07/15/21, MYR	5,600	1,738
3.42%, 08/15/22, MYR	1,520	449
3.48%, 03/15/23, MYR	4,160	1,232
4.18%, 07/15/24, MYR	15,450	4,803
		20,369
MEXICO - 6.5%
Mexico Bonos
6.25%, 06/16/16, MXN	33	3
7.75%, 12/14/17 - 05/29/31, MXN	116,500	9,449
4.75%, 06/14/18, MXN	209,704	15,509
8.00%, 06/11/20 - 12/07/23, MXN	53,052	4,453
6.50%, 06/10/21 - 06/09/22, MXN	138,680	10,699
7.50%, 06/03/27, MXN	9,279	755
8.50%, 05/31/29 - 11/18/38, MXN	26,768	2,350
10.00%, 11/20/36, MXN	3,134	315
Mexico Government Inflation Indexed Bond
5.00%, 06/16/16 (n), MXN	20,900	1,688
3.50%, 12/14/17 (n), MXN	2,821	227
		45,448
NIGERIA - 0.1%
Nigeria Government Bond, 16.00%, 06/29/19, NGN	73,000	508

PARAGUAY - 0.5%
Republic of Paraguay
4.63%, 01/25/23 (r)	2,010	2,037
6.10%, 08/11/44 (r)	1,505	1,588
		3,625
PERU - 0.4%
Peru Government International Bond
7.84%, 08/12/20, PEN	1,719	677
8.20%, 08/12/26, PEN	2,851	1,174
6.95%, 08/12/31, PEN	32	12
6.90%, 08/12/37, PEN	1,115	389
6.85%, 02/12/42, PEN	1,049	365
		2,617
PHILIPPINES - 0.2%
Philippine Government Bond, 4.95%, 01/15/21, PHP	56,000	1,303

POLAND - 5.1%
Poland Government Bond
3.25%, 07/25/19 - 07/25/25, PLN	42,960	13,380
5.50%, 10/25/19, PLN	6,630	2,297
5.25%, 10/25/20, PLN	6,560	2,277
5.75%, 10/25/21 - 09/23/22, PLN	34,267	12,379
4.00%, 10/25/23, PLN	15,910	5,187
		35,520
PUERTO RICO - 1.3%
Commonwealth of Puerto Rico
5.25%, 07/01/27 - 07/01/37	100	76
5.13%, 07/01/31 - 07/01/37	45	34
5.50%, 07/01/32 - 07/01/39	315	236
5.63%, 07/01/32	20	15
6.00%, 07/01/34 - 07/01/39	50	39
8.00%, 07/01/35	4,935	4,343
5.88%, 07/01/36	20	16
5.75%, 07/01/38 - 07/01/41	95	72
5.00%, 07/01/41	85	62
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/33	65	46
5.75%, 07/01/37	140	103
6.00%, 07/01/38 - 07/01/44	330	244
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	730	545
5.50%, 08/01/28 - 08/01/42	1,450	1,149
6.13%, 08/01/29	60	51
0.00%, 08/01/32 - 08/01/33 (k)	840	621
0.00%, 08/01/35 - 08/01/38 (j)	165	24
5.75%, 08/01/37	340	278
5.38%, 08/01/39	240	183
6.00%, 08/01/39 - 08/01/42	815	655
6.38%, 08/01/39	55	46

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.00%, 08/01/43	95	68
		8,906
ROMANIA - 1.3%
Romania Government Bond
5.90%, 07/26/17, RON	12,310	3,786
4.75%, 06/24/19, RON	5,810	1,753
5.95%, 06/11/21, RON	8,590	2,749
5.85%, 04/26/23, RON	1,570	501
Romanian Government International Bond, 4.63%, 09/18/20, EUR	245	350
		9,139
RUSSIAN FEDERATION - 4.0%
AHML Finance Ltd., 7.75%, 02/13/18 (r), RUB	90,600	2,080
Russia Federal Bond
7.60%, 04/14/21, RUB	11,090	259
7.00%, 08/16/23, RUB	208,610	4,547
Russia Government Bond
6.20%, 01/31/18, RUB	90,690	2,093
7.60%, 07/20/22, RUB	131,020	3,021
7.00%, 01/25/23, RUB	102,520	2,261
7.05%, 01/19/28, RUB	299,740	6,325
Russia Government International Bond, 7.85%, 03/10/18, RUB	305,000	7,357
		27,943
SOUTH AFRICA - 2.9%
South Africa Government Bond
8.00%, 12/21/18 - 01/31/30, ZAR	121,310	10,461
7.75%, 02/28/23, ZAR	2,330	202
8.25%, 03/31/32, ZAR	79,570	6,616
8.75%, 01/31/44 - 02/28/48, ZAR	33,710	2,895
		20,174
THAILAND - 4.5%
Thailand Government Bond
3.13%, 12/11/15, THB	200,460	6,249
3.25%, 06/16/17, THB	90,800	2,854
3.88%, 06/13/19, THB	54,810	1,761
3.65%, 12/17/21, THB	244,380	7,739
3.63%, 06/16/23, THB	167,630	5,266
3.58%, 12/17/27, THB	131,500	4,028
3.78%, 06/25/32, THB	20,200	608
Thailand Government Inflation Indexed Bond, 1.29%, 07/14/21 - 03/12/28 (n), THB	111,768	3,325
		31,830
TURKEY - 5.1%
Turkey Government Bond
9.00%, 03/08/17, TRY	24,170	10,511
8.30%, 06/20/18, TRY	17,385	7,316
8.80%, 11/14/18, TRY	3,260	1,395
10.40%, 03/27/19, TRY	20,530	9,266
8.50%, 07/10/19, TRY	16,350	6,866
9.50%, 01/12/22, TRY	500	217
		35,571
UNITED STATES OF AMERICA - 0.0%
Puerto Rico Sales Tax Financing Corp., 5.38%, 08/01/38	75	58
Total Government and Agency Obligations (cost $381,552)		356,663

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%
BRAZIL - 0.2%
Brazil Loan Trust 1, 5.48%, 07/24/23 (e) (r)	1,710	1,753
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,767)		1,753

CREDIT LINKED STRUCTURED NOTES - 11.2%
COLOMBIA - 2.3%
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (p), COP	1,642,000	1,002
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (p), COP	4,514,000	2,762
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	10,289,000	6,556
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	5,902
		16,222
INDONESIA - 8.1%
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (p) (q), IDR	82,000,000	7,231
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (p) (q), IDR	20,500,000	1,838
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,290
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3) (r), IDR	13,600,000	1,059
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) (p) (q), IDR	71,400,000	5,861
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.00%, 07/18/17, Moody’s rating Baa3) (r), IDR	65,000,000	5,617
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.75%, 05/17/16, Moody’s rating Baa3) (r), IDR	86,000,000	7,417
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.13%, 05/17/28, Moody’s rating Baa3) (r), IDR	27,187,000	1,791
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	2,800,000	183
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	3,001
Standard Chartered Bank Credit Linked Note (Indonesia Government, 8.38%, 03/15/24, Moody’s rating Baa3) (r), IDR	48,929,000	3,992
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	29,173,000	2,426
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,254,000	437
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	71,238,000	5,924

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 6.63%, 05/15/33, Moody’s Rating Baa3) (r), IDR	18,684,000	1,219
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 8.375%, 03/17/2024, Moody’s Rating Baa3) (r), IDR	12,234,000	998
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 8.375%, 03/19/2024, Moody’s Rating Baa3) (r), IDR	2,030,000	166
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 8.38%, 03/15/24, Moody’s Rating Baa3) (r), IDR	1,835,000	150
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 8.38%, 03/15/24, Moody’s Rating Baa3) (r), IDR	5,306,000	433
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 8.38%, 03/15/24, Moody’s Rating Baa3) (r), IDR	15,943,000	1,301
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 9.00%, 03/15/2029, Moody’s Rating Baa3) (r), IDR	9,900,000	823
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 9.00%, 03/15/29, Moody’s Rating Baa3) (r), IDR	18,653,000	1,551
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 9.00%, 03/15/29, Moody’s Rating Baa3) (r), IDR	26,163,000	2,171
		56,879
NIGERIA - 0.4%
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 10.00%, 07/23/30, Moody’s rating N/A) (r), NGN	276,000	1,411
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 16.00%, 07/03/19, Moody’s rating N/A) (r), NGN	115,000	803
HSBC Credit Linked Note (Federal Republic of Nigeria, 7.00%, 10/23/19, Moody’s rating N/A) (r), NGN	97,580	485
		2,699
ZAMBIA - 0.4%
Citigroup Inc. Credit Linked Note (Republic of Zambia, 0.00%, 05/18/15, Moody’s Rating N/A) (j) (r), ZMW	4,160	599
Standard Charter Bank Credit Linked Note (Republic of Zambia, 11.00%, 02/16/19, Moody’s Rating N/A) (r), ZMW	8,290	1,050
Standard Chartered Bank Credit Linked Note (Republic of Zambia, 11.00%, 09/02/17, Moody’s Rating N/A) (r), ZMW	2,650	362
Standard Chartered Bank Credit Linked Note (Republic of Zambia, 13.00%, 08/29/2024, Moody’s Rating N/A) (r), ZMW	3,470	405
		2,416
Total Credit Linked Structured Notes (cost $94,007)		78,216

COMMON STOCKS - 0.0%
HONG KONG - 0.0%
New Cotai LLC (c) (f)	—	27
Total Common Stocks (cost $0)		27

SHORT TERM INVESTMENTS - 13.0%
Investment Companies - 4.5%
JNL Money Market Fund, 0.01% (a) (h)	31,530	31,530

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	26,296	26,296

Treasury Securities - 4.7%
Bank Negara Malaysia Monetary Note
0.86%, 10/16/14, MYR	9,180	2,795
0.86%, 01/20/15, MYR	23,630	7,132
0.90%, 08/04/15, MYR	29,770	8,816
Israel Treasury Bill, 0.13%, 05/06/15, ILS	17,740	4,811
Mexico Cetes, 0.22%, 12/11/14, MXN	5,034	3,727
Nigeria Treasury Bill
0.06%, 05/07/15, NGN	226,530	1,298
0.06%, 06/04/15, NGN	170,080	966
0.06%, 09/03/15, NGN	389,750	2,153
U.S. Treasury Bill
0.01%, 12/26/14 (o)	$500	500
0.10%, 08/20/15 (o)	400	400
		32,598
Total Short Term Investments (cost $91,270)		90,424
Total Investments - 99.6% (cost $742,771)		697,375
Other Assets and Liabilities, Net - 0.4%		2,824
Total Net Assets - 100.0%		$700,199

JNL/Goldman Sachs Mid Cap Value Fund

COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 12.6%
AMC Networks Inc. - Class A (c)	180	$10,542
Dollar Tree Inc. (c)	6	330
Expedia Inc.	86	7,537
Foot Locker Inc.	8	439
Fossil Group Inc. (c)	105	9,852
Gannett Co. Inc.	19	571
Gap Inc.	407	16,950
Gildan Activewear Inc. (e)	12	636
GNC Holdings Inc. - Class A	220	8,531
HanesBrands Inc.	7	726
Jack in the Box Inc.	7	511
Jarden Corp. (c)	14	864
Lear Corp.	5	437
Lennar Corp. - Class A	9	354
Liberty Interactive Corp. - Interactive Class A (c)	419	11,945
Liberty Media Corp. - Class A (c)	121	5,702
Liberty Media Corp. - Class C (c)	222	10,444
Lithia Motors Inc. - Class A	3	249
Live Nation Inc. (c)	24	584
Madison Square Garden Inc. - Class A (c)	8	517
Meritage Homes Corp. (c)	9	318
MGM Resorts International (c)	350	7,981
Mohawk Industries Inc. (c)	80	10,730
Office Depot Inc. (c)	15	77
PVH Corp.	111	13,461
Scripps Networks Interactive Inc.	71	5,529
Staples Inc.	823	9,963
Starwood Hotels & Resorts Worldwide Inc.	181	15,041
Toll Brothers Inc. (c)	386	12,043
TRW Automotive Holdings Corp. (c)	2	224
Vail Resorts Inc.	4	367
Visteon Corp. (c)	4	413
		163,868

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CONSUMER STAPLES - 4.7%
Constellation Brands Inc. - Class A (c)	64	5,616
Energizer Holdings Inc.	76	9,395
Ingredion Inc.	97	7,365
Kroger Co.	247	12,829
Molson Coors Brewing Co.	7	516
Pilgrim’s Pride Corp. (c)	11	324
Spectrum Brands Holdings Inc.	9	840
Tyson Foods Inc. - Class A	458	18,031
Whole Foods Market Inc.	162	6,187
		61,103
ENERGY - 7.6%
Cameron International Corp. (c)	125	8,288
Chesapeake Energy Corp.	472	10,844
Cimarex Energy Co.	114	14,411
Eclipse Resources Corp. (c) (e)	19	323
Laredo Petroleum Holdings Inc. (c) (e)	23	514
Newfield Exploration Co. (c)	280	10,372
Oceaneering International Inc.	5	327
Oil States International Inc. (c)	237	14,685
QEP Resources Inc.	376	11,573
Rice Energy Inc. (c)	18	469
SM Energy Co.	6	496
Southwestern Energy Co. (c)	487	17,025
Tesoro Corp.	161	9,805
		99,132
FINANCIALS - 26.4%
Allied World Assurance Co. Holdings Ltd.	20	729
American Campus Communities Inc.	13	471
American Equity Investment Life Holding Co.	27	615
Ares Capital Corp.	10	164
Arthur J Gallagher & Co.	242	10,989
AvalonBay Communities Inc.	106	14,897
BancorpSouth Inc.	17	344
Bank of the Ozarks Inc.	19	596
BankUnited Inc.	15	459
Brixmor Property Group Inc.	363	8,080
Brown & Brown Inc. (e)	11	362
Camden Property Trust	138	9,431
CBL & Associates Properties Inc.	49	881
CNO Financial Group Inc.	42	712
Cullen/Frost Bankers Inc.	9	707
DDR Corp.	606	10,136
Douglas Emmett Inc.	15	383
E*TRADE Financial Corp. (c)	31	703
East West Bancorp Inc.	18	624
Endurance Specialty Holdings Ltd.	10	544
Everest Re Group Ltd.	88	14,248
Fifth Third Bancorp	1,055	21,118
First Cash Financial Services Inc. (c)	4	234
Glacier Bancorp Inc.	17	432
Hanover Insurance Group Inc.	3	182
HCC Insurance Holdings Inc.	13	650
Highwoods Properties Inc.	23	909
Huntington Bancshares Inc.	1,489	14,492
Invesco Ltd.	492	19,424
Kennedy-Wilson Holdings Inc.	12	289
Lincoln National Corp.	406	21,762
M&T Bank Corp.	160	19,781
MarketAxess Holdings Inc.	3	198
NASDAQ OMX Group Inc.	223	9,468
National Health Investors Inc. (e)	6	329
Navient Corp.	935	16,551
PacWest Bancorp	17	690
Pebblebrook Hotel Trust	27	995
Post Properties Inc.	19	966
Principal Financial Group Inc.	413	21,675
PrivateBancorp Inc.	19	581
ProAssurance Corp.	10	438
Prosperity Bancshares Inc. (e)	11	611
Protective Life Corp.	5	378
PS Business Parks Inc.	6	469
Radian Group Inc. (e)	40	567
Raymond James Financial Inc.	253	13,531
RLJ Lodging Trust	254	7,231
Signature Bank (c)	84	9,462
SLM Corp.	1,461	12,507
Starwood Property Trust Inc.	519	11,404
Stifel Financial Corp. (c)	9	437
Strategic Hotels & Resorts Inc. (c)	50	583
Taubman Centers Inc.	146	10,683
Texas Capital Bancshares Inc. (c)	9	512
Torchmark Corp.	11	582
UMB Financial Corp.	9	488
Unum Group	250	8,581
Validus Holdings Ltd.	251	9,831
Voya Financial Inc.	277	10,820
Webster Financial Corp.	18	511
WR Berkley Corp.	12	571
XL Group Plc	484	16,049
		343,047
HEALTH CARE - 10.4%
Agilent Technologies Inc.	331	18,833
Allscripts-Misys Healthcare Solutions Inc. (c)	41	544
Cardinal Health Inc.	257	19,222
Catalent Inc. (c)	13	331
CIGNA Corp.	319	28,964
Endo International Plc (c) (e)	284	19,418
Envision Healthcare Holdings Inc. (c)	197	6,847
HealthSouth Corp.	11	409
Hill-Rom Holdings Inc.	5	218
Laboratory Corp. of America Holdings (c)	92	9,341
Mylan Inc. (c)	247	11,219
Teleflex Inc.	3	315
Tenet Healthcare Corp. (c)	100	5,937
TESARO Inc. (c) (e)	8	225
Thoratec Corp. (c)	14	367
Zimmer Holdings Inc.	130	13,027
		135,217
INDUSTRIALS - 11.8%
Actuant Corp. - Class A (e)	12	360
AO Smith Corp.	6	289
Armstrong World Industries Inc. (c)	194	10,876
Belden Inc.	6	391
Carlisle Cos. Inc.	85	6,820
Clean Harbors Inc. (c)	5	247
Crane Co.	72	4,581
Dun & Bradstreet Corp.	83	9,739
Esterline Technologies Corp. (c)	9	985
Fortune Brands Home & Security Inc.	281	11,548
Graco Inc.	4	258
Hertz Global Holdings Inc. (c)	517	13,137
Hubbell Inc. - Class B	4	483
ITT Corp.	314	14,106
Kansas City Southern	82	9,979
KBR Inc.	9	162
Kennametal Inc.	10	409
Pall Corp.	6	482
Quanta Services Inc. (c)	13	468
Sensata Technologies Holding NV (c)	8	355
SPX Corp.	1	101
Terex Corp.	284	9,024

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Textron Inc.	512	18,409
Timken Co.	200	8,459
Triumph Group Inc.	271	17,629
United Continental Holdings Inc. (c)	249	11,659
Waste Connections Inc.	9	453
WESCO International Inc. (c)	10	748
Xylem Inc.	14	496
		152,653
INFORMATION TECHNOLOGY - 10.8%
Altera Corp.	427	15,292
Analog Devices Inc.	254	12,576
Anixter International Inc.	6	475
AOL Inc. (c)	145	6,521
Applied Materials Inc.	319	6,897
Atmel Corp. (c)	1,173	9,479
Avnet Inc.	12	493
Brocade Communications Systems Inc.	469	5,093
Cadence Design Systems Inc. (c)	19	327
Check Point Software Technologies Ltd. (c) (e)	144	9,991
Citrix Systems Inc. (c)	196	13,974
Fairchild Semiconductor International Inc. (c)	11	177
Global Payments Inc.	85	5,963
IAC/InterActiveCorp.	5	325
Informatica Corp. (c)	280	9,602
Ingram Micro Inc. - Class A (c)	16	421
JDS Uniphase Corp. (c)	42	538
Maxim Integrated Products Inc.	522	15,779
NetApp Inc.	217	9,333
PTC Inc. (c)	25	911
Semtech Corp. (c)	14	380
SS&C Technologies Holdings Inc. (c)	7	294
Synopsys Inc. (c)	13	530
Teradyne Inc.	21	412
Verint Systems Inc. (c)	13	718
Vishay Intertechnology Inc.	31	439
Xerox Corp.	1,026	13,572
		140,512
MATERIALS - 6.4%
AK Steel Holding Corp. (c) (e)	37	295
Ashland Inc.	2	179
Celanese Corp. - Class A	245	14,359
CF Industries Holdings Inc.	41	11,473
Graphic Packaging Holding Co. (c)	28	353
KapStone Paper and Packaging Corp. (c)	10	279
MeadWestvaco Corp.	12	472
Methanex Corp.	9	584
Newmont Mining Corp.	157	3,611
Packaging Corp. of America	207	13,236
PolyOne Corp.	12	421
Reliance Steel & Aluminum Co.	126	8,649
Steel Dynamics Inc.	353	7,981
Taminco Corp. (c)	14	360
TimkenSteel Corp.	152	7,085
United States Steel Corp. (e)	20	794
Valspar Corp.	161	12,695
Westlake Chemical Corp.	4	384
WR Grace & Co. (c)	4	359
		83,569
UTILITIES - 6.1%
Atmos Energy Corp.	12	596
Calpine Corp. (c)	234	5,088
Cleco Corp.	9	448
CMS Energy Corp.	25	741
Edison International	62	3,445
FirstEnergy Corp.	543	18,245
IDACORP Inc.	9	499
NRG Energy Inc.	272	8,297
OGE Energy Corp.	18	670
PG&E Corp.	175	7,891
Questar Corp.	31	698
SCANA Corp.	165	8,168
Sempra Energy	183	19,280
Vectren Corp.	12	478
Westar Energy Inc.	18	600
Xcel Energy Inc.	148	4,500
		79,644
Total Common Stocks (cost $1,155,358)		1,258,745

SHORT TERM INVESTMENTS - 2.3%
Investment Companies - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	25,100	25,100

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	5,088	5,088
Total Short Term Investments (cost $30,188)		30,188
Total Investments - 99.1% (cost $1,185,546)		1,288,933
Other Assets and Liabilities, Net - 0.9%		11,279
Total Net Assets - 100.0%		$1,300,212

JNL/Goldman Sachs U.S. Equity Flex Fund

COMMON STOCKS - 119.4%
CONSUMER DISCRETIONARY - 21.2%
Amazon.com Inc. (c) (o)	13	$4,178
CBS Corp. - Class B (o)	89	4,767
Comcast Corp. - Class A (e)	52	2,819
Expedia Inc. (e)	25	2,189
Fossil Group Inc. (c) (e)	24	2,211
Gap Inc. (e)	147	6,149
General Motors Co.	84	2,684
GNC Holdings Inc. - Class A (e)	48	1,846
L Brands Inc. (e)	38	2,554
Liberty Global Plc - Class C (c) (e) (o)	145	5,927
PVH Corp. (e)	21	2,599
SFX Entertainment Inc. (c) (e)	289	1,451
Staples Inc. (e)	158	1,906
Starwood Hotels & Resorts Worldwide Inc. (e)	33	2,750
Toll Brothers Inc. (c) (e)	70	2,194
Twenty-First Century Fox Inc. - Class B	105	3,488
Yum! Brands Inc. (o)	51	3,693
		53,405
CONSUMER STAPLES - 11.3%
Anheuser-Busch InBev NV - ADR	15	1,665
ConAgra Foods Inc.	85	2,823
Constellation Brands Inc. - Class A (c)	19	1,671
Energizer Holdings Inc.	19	2,313
Estee Lauder Cos. Inc.	65	4,891
Ingredion Inc. (e)	14	1,074
JM Smucker Co. (e)	21	2,087
Kroger Co.	48	2,494
Procter & Gamble Co. (e)	20	1,650
Sprouts Farmers Market Inc. (c) (e)	74	2,142
Tyson Foods Inc. (e)	103	4,047
Whole Foods Market Inc. (e)	40	1,510
		28,367

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ENERGY - 9.4%
Apache Corp. (e)	49	4,619
Devon Energy Corp. (o)	84	5,736
Exxon Mobil Corp.	62	5,873
Halliburton Co.	47	3,035
Southwestern Energy Co. (c) (e)	125	4,381
		23,644
FINANCIALS - 18.6%
Affiliated Managers Group Inc. (c) (e)	8	1,569
American International Group Inc. (o)	92	4,965
Ameriprise Financial Inc.	18	2,281
AvalonBay Communities Inc. (e)	12	1,639
Bank of America Corp. (o)	267	4,560
Blackstone Mortgage Trust Inc. - Class A (e)	137	3,703
Capital One Financial Corp.	41	3,332
Citigroup Inc.	80	4,127
Franklin Resources Inc. (e)	37	2,043
Hartford Financial Services Group Inc. (e)	86	3,188
JPMorgan Chase & Co. (o)	70	4,237
MetLife Inc.	37	2,005
Navient Corp. (e)	121	2,136
Prudential Financial Inc. (e)	38	3,366
SunTrust Banks Inc. (e)	40	1,517
Travelers Cos. Inc. (e)	23	2,142
		46,810
HEALTH CARE - 13.5%
Amgen Inc. (e)	18	2,523
Bristol-Myers Squibb Co. (e)	24	1,253
Celgene Corp. (c)	22	2,113
Eli Lilly & Co.	8	497
Express Scripts Holding Co. (c) (e)	53	3,708
Gilead Sciences Inc. (c)	8	865
Medtronic Inc. (e)	88	5,429
Merck & Co. Inc.	18	1,041
Mylan Inc. (c) (e)	140	6,362
Pfizer Inc.	236	6,964
UnitedHealth Group Inc. (e)	20	1,739
Vertex Pharmaceuticals Inc. (c) (e)	14	1,523
		34,017
INDUSTRIALS - 12.7%
Boeing Co. (e) (o)	43	5,428
CH Robinson Worldwide Inc. (e)	48	3,156
General Electric Co. (o)	404	10,359
Hertz Global Holdings Inc. (c) (e)	120	3,046
Parker Hannifin Corp. (e)	23	2,653
Timken Co.	42	1,794
United Parcel Service Inc. - Class B	27	2,635
Waste Management Inc. (e)	61	2,908
		31,979
INFORMATION TECHNOLOGY - 23.0%
Activision Blizzard Inc.	104	2,165
Adobe Systems Inc. (c) (e)	37	2,571
Apple Inc.	94	9,442
Cisco Systems Inc. (o)	168	4,232
Citrix Systems Inc. (c)	34	2,416
eBay Inc. (c) (o)	87	4,932
EMC Corp.	225	6,582
Google Inc. - Class A (c)	8	4,761
Google Inc. - Class C (c)	4	2,457
Intel Corp.	119	4,134
Maxim Integrated Products Inc.	59	1,783
Microsoft Corp.	146	6,781
NetApp Inc.	68	2,935
Red Hat Inc. (c) (e)	47	2,665
		57,856
MATERIALS - 6.3%
Celanese Corp. - Class A (e)	44	2,549
Eastman Chemical Co.	29	2,362
Packaging Corp. of America (e)	32	2,022
Ryerson Holding Corp. (c) (e)	262	3,357
TimkenSteel Corp.	59	2,753
Valspar Corp.	36	2,869
		15,912
TELECOMMUNICATION SERVICES - 1.5%
Verizon Communications Inc.	75	3,730

UTILITIES - 1.9%
FirstEnergy Corp. (e)	38	1,269
NextEra Energy Inc. (e)	15	1,406
PG&E Corp. (e)	46	2,051
		4,726
Total Common Stocks (cost $266,519)		300,446

SHORT TERM INVESTMENTS - 4.0%
Investment Companies - 4.0%
JNL Money Market Fund, 0.01% (a) (h)	10,047	10,047
Total Short Term Investments (cost $10,047)		10,047
Total Investments - 123.4% (cost $276,566)		310,493
Total Securities Sold Short - (23.7%) (proceeds $62,036)		(59,683)
Other Assets and Liabilities, Net - 0.3%		879
Total Net Assets - 100.0%		$251,689

SECURITIES SOLD SHORT - 23.7%
COMMON STOCKS - 23.7%
CONSUMER DISCRETIONARY - 5.2%
Advance Auto Parts Inc.	6	$729
AutoZone Inc.	2	908
Coach Inc.	21	731
Garmin Ltd.	15	771
Groupon Inc. - Class A	145	969
Interpublic Group of Cos. Inc.	48	870
Kohl’s Corp.	25	1,536
Marriott International Inc. - Class A	14	984
Meredith Corp.	17	743
Michael Kors Holdings Ltd.	12	858
New York Times Co. - Class A	52	582
O’Reilly Automotive Inc.	6	923
Target Corp.	15	956
Walt Disney Co.	16	1,461
		13,021
CONSUMER STAPLES - 1.5%
Campbell Soup Co.	28	1,194
Clorox Co.	14	1,341
General Mills Inc.	24	1,219
		3,754
ENERGY - 2.1%
Chevron Corp.	11	1,270
Murphy Oil Corp.	22	1,245
Phillips 66	13	1,065
Valero Energy Corp.	37	1,723
		5,303
FINANCIALS - 3.7%
ACE Ltd.	7	756

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Apartment Investment & Management Co.	26	836
Federated Investors Inc. - Class B	55	1,604
FirstMerit Corp.	48	846
Government Properties Income Trust	111	2,431
People’s United Financial Inc.	92	1,332
Valley National Bancorp	153	1,481
		9,286
HEALTH CARE - 1.4%
Edwards Lifesciences Corp.	7	733
HCA Holdings Inc.	7	494
Johnson & Johnson	22	2,312
		3,539
INDUSTRIALS - 2.8%
Avis Budget Group Inc.	35	1,925
Deere & Co.	10	840
Lockheed Martin Corp.	9	1,564
Northrop Grumman Systems Corp.	10	1,346
Precision Castparts Corp.	6	1,397
		7,072
INFORMATION TECHNOLOGY - 4.6%
Corning Inc.	70	1,356
FactSet Research Systems Inc.	15	1,821
Flextronics International Ltd.	129	1,328
International Business Machines Corp.	9	1,760
Micron Technology Inc.	47	1,606
Texas Instruments Inc.	49	2,327
Total System Services Inc.	46	1,426
		11,624
MATERIALS - 0.8%
Allegheny Technologies Inc.	25	926
Cliffs Natural Resources Inc.	47	491
Royal Gold Inc.	10	627
		2,044
TELECOMMUNICATION SERVICES - 0.8%
CenturyLink Inc.	28	1,165
Sprint Corp.	132	838
		2,003
UTILITIES - 0.8%
Southern Co.	47	2,037
Total Securities Sold Short - 23.7% (proceeds $62,036)		$59,683

JNL/Invesco Global Real Estate Fund

COMMON STOCKS - 97.7%
AUSTRALIA - 6.4%
Dexus Property Group	18,844	$18,297
Federation Centres Ltd.	6,098	13,758
Goodman Group	3,420	15,455
Scentre Group (c) (e)	10,725	30,859
Stockland	7,097	24,517
Westfield Corp.	2,612	17,020
		119,906
AUSTRIA - 0.2%
Conwert Immobilien Invest SE (c) (e)	398	4,536

CANADA - 3.5%
Allied Properties REIT	643	19,618
Boardwalk REIT (e)	161	9,923
Canadian REIT	359	15,567
Chartwell Retirement Residences	697	6,821
H&R REIT	714	13,937
		65,866
CHINA - 0.2%
China Overseas Land & Investment Ltd.	1,502	3,855

FINLAND - 0.4%
Sponda Oyj	1,458	6,572

FRANCE - 4.2%
Gecina SA	54	7,053
Icade SA	83	7,037
Klepierre	60	2,616
Mercialys SA (e)	354	7,709
Unibail-Rodamco SE	209	53,755
		78,170
GERMANY - 1.9%
Deutsche Wohnen AG	983	20,931
LEG Immobilien AG	223	15,415
		36,346
HONG KONG - 7.7%
Henderson Land Development Co. Ltd. (e)	2,080	13,466
Hongkong Land Holdings Ltd.	3,968	26,969
Hysan Development Co. Ltd.	1,509	6,962
Link REIT	5,552	32,039
New World Development Ltd.	8,664	10,093
Sun Hung Kai Properties Ltd.	3,455	49,024
Wharf Holdings Ltd. (e)	898	6,378
		144,931
JAPAN - 13.1%
Activia Properties Inc.	1	5,577
Frontier Real Estate Investment Corp.	1	3,574
Hulic Reit Inc.	3	5,572
Japan Hotel REIT Investment Corp.	10	5,960
Japan Logistics Fund Inc.	3	6,951
Japan Prime Realty Investment Corp.	3	11,430
Japan Real Estate Investment Corp. (e)	3	17,040
Japan Retail Fund Investment Corp.	2	4,392
Kenedix Realty Investment Corp.	2	11,818
Mitsubishi Estate Co. Ltd.	1,427	32,161
Mitsui Fudosan Co. Ltd.	2,687	82,460
Mori Hills REIT Investment Corp.	6	8,457
Nippon Prologis REIT Inc.	4	10,055
Sumitomo Realty & Development Co. Ltd.	944	33,632
United Urban Investment Corp.	3	5,289
		244,368
LUXEMBOURG - 0.7%
Gagfah Sa (c)	697	12,961

MALTA - 0.0%
BGP Holdings Plc (c) (f) (q)	5,552	—

NETHERLANDS - 0.4%
Wereldhave NV	86	7,100

NORWAY - 0.2%
Norwegian Property ASA (c)	2,758	4,125

SINGAPORE - 3.3%
Ascendas REIT	4,503	7,943
CapitaCommercial Trust	9,716	12,141
CapitaLand Ltd.	5,240	13,127
CapitaMall Trust	2,454	3,673
CDL Hospitality Trusts	820	1,072
Global Logistic Properties Ltd.	7,122	15,117
Keppel Land Ltd.	1,944	5,330

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Suntec REIT (e)	2,636	3,634
		62,037
SWEDEN - 1.1%
Castellum AB	711	10,804
Fabege AB	325	4,122
Wihlborgs Fastigheter AB	305	5,236
		20,162
UNITED KINGDOM - 6.2%
Big Yellow Group Plc	642	5,396
Derwent London Plc	276	12,176
Great Portland Estates Plc	1,755	18,136
Hammerson Plc	2,141	19,874
Land Securities Group Plc	2,827	47,472
Quintain Estates & Development Plc (c)	2,681	3,869
Unite Group Plc	1,194	8,192
		115,115
UNITED STATES OF AMERICA - 48.2%
AvalonBay Communities Inc.	498	70,151
Boston Properties Inc.	408	47,256
Brixmor Property Group Inc.	621	13,828
Brookdale Senior Living Inc. (c)	299	9,624
Cousins Properties Inc.	2,388	28,539
CubeSmart	637	11,450
DDR Corp.	2,534	42,387
EastGroup Properties Inc.	151	9,137
Empire State Realty Trust Inc. - Class A (e)	643	9,662
Essex Property Trust Inc.	176	31,466
Federal Realty Investment Trust	242	28,608
General Growth Properties Inc.	1,383	32,566
Health Care REIT Inc.	707	44,086
Healthcare Realty Trust Inc.	618	14,642
Healthcare Trust of America Inc. - Class A	1,673	19,412
Hilton Worldwide Holdings Inc. (c)	672	16,547
Host Hotels & Resorts Inc.	1,138	24,276
Hudson Pacific Properties Inc.	697	17,188
LaSalle Hotel Properties	750	25,673
Mid-America Apartment Communities Inc.	377	24,730
National Health Investors Inc. (e)	200	11,428
National Retail Properties Inc. (e)	598	20,672
Piedmont Office Realty Trust Inc. (e)	1,079	19,032
ProLogis Inc.	1,505	56,720
Public Storage	247	40,913
Realty Income Corp. (e)	446	18,207
Retail Opportunity Investments Corp.	945	13,898
RLJ Lodging Trust	900	25,617
Simon Property Group Inc.	625	102,691
SL Green Realty Corp.	351	35,519
UDR Inc.	823	22,431
Ventas Inc.	111	6,859
Washington Prime Group Inc.	339	5,921
		901,136
Total Common Stocks (cost $1,714,554)		1,827,186

SHORT TERM INVESTMENTS - 5.7%
Investment Companies - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	43,092	43,092

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	62,990	62,990
Total Short Term Investments (cost $106,082)		106,082
Total Investments - 103.4% (cost $1,820,636)		1,933,268
Other Assets and Liabilities, Net - (3.4%)		(63,268)
Total Net Assets - 100.0%		$1,870,000

JNL/Invesco International Growth Fund

COMMON STOCKS - 92.7%
AUSTRALIA - 3.6%
Amcor Ltd.	2,898	$28,701
Brambles Ltd.	1,909	15,877
CSL Ltd.	161	10,437
		55,015
BELGIUM - 1.5%
Anheuser-Busch InBev NV	208	23,091

BRAZIL - 3.8%
Banco Bradesco SA - ADR	1,437	20,476
BM&F Bovespa SA	5,129	23,532
BRF SA (c)	525	12,534
		56,542
CANADA - 8.5%
Agrium Inc. (e)	136	12,081
Canadian National Railway Co.	212	15,066
Cenovus Energy Inc.	419	11,281
CGI Group Inc. - Class A (c)	665	22,455
EnCana Corp.	964	20,465
Fairfax Financial Holdings Ltd.	32	14,116
Suncor Energy Inc.	885	32,029
		127,493
CHINA - 4.4%
Baidu.com - ADR - Class A (c)	128	27,906
CNOOC Ltd.	4,439	7,655
Great Wall Motor Co. Ltd. - Class H (e)	4,511	17,482
Industrial & Commercial Bank of China Ltd. - Class H	21,963	13,727
		66,770
DENMARK - 2.6%
Carlsberg A/S - Class B	235	20,893
Novo Nordisk A/S	373	17,744
		38,637
FRANCE - 3.6%
Publicis Groupe SA	333	22,817
Schneider Electric SA	210	16,105
Total SA (e)	235	15,225
		54,147
GERMANY - 7.4%
Adidas AG	176	13,117
Allianz SE	114	18,437
Deutsche Boerse AG	324	21,741
Deutsche Post AG	500	15,952
ProSiebenSat.1 Media AG	274	10,868
SAP AG	437	31,560
		111,675

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
HONG KONG - 3.0%
Galaxy Entertainment Group Ltd.	3,945	22,905
Hutchison Whampoa Ltd.	1,804	21,808
		44,713
ISRAEL - 2.2%
Teva Pharmaceutical Industries Ltd. - ADR	607	32,604

JAPAN - 6.8%
Denso Corp.	223	10,302
Fanuc Ltd.	90	16,349
Japan Tobacco Inc.	534	17,356
Keyence Corp.	32	14,093
Komatsu Ltd.	792	18,299
Toyota Motor Corp.	442	25,978
		102,377
MEXICO - 1.8%
Fomento Economico Mexicano SAB de CV - ADR	80	7,353
Grupo Televisa SAB - GDR	591	20,025
		27,378
NETHERLANDS - 2.6%
Royal Dutch Shell Plc - Class B	577	22,808
Unilever NV - CVA	408	16,203
		39,011
SINGAPORE - 4.5%
Avago Technologies Ltd.	287	24,999
Keppel Corp. Ltd.	2,181	17,942
United Overseas Bank Ltd.	1,400	24,543
		67,484
SOUTH KOREA - 2.7%
Hyundai Mobis	78	19,048
Samsung Electronics Co. Ltd.	19	21,716
		40,764
SPAIN - 1.0%
Amadeus IT Holding SA	402	15,010

SWEDEN - 2.3%
Investor AB - Class B	507	17,854
Telefonaktiebolaget LM Ericsson - Class B	1,299	16,383
		34,237
SWITZERLAND - 7.9%
ABB Ltd.	909	20,343
Julius Baer Group Ltd.	328	14,665
Novartis AG	192	18,088
Roche Holding AG	103	30,475
Syngenta AG	54	17,054
UBS AG	1,067	18,543
		119,168
TAIWAN - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,415	25,541

THAILAND - 1.3%
Kasikornbank PCL - NVDR	2,640	19,091

TURKEY - 1.0%
Akbank T.A.S.	4,831	15,741

UNITED KINGDOM - 18.5%
Aberdeen Asset Management Plc	2,439	15,734
British American Tobacco Plc	580	32,673
British Sky Broadcasting Group Plc	2,444	34,854
Centrica Plc	2,352	11,722
Compass Group Plc	1,591	25,662
Informa Plc	1,357	10,718
Kingfisher Plc	2,870	15,008
Next Plc	125	13,385
Reed Elsevier Plc	2,669	42,674
Shire Plc	302	26,090
Smith & Nephew Plc	1,217	20,464
WPP Plc	1,497	29,994
		278,978
Total Common Stocks (cost $1,214,429)		1,395,467

SHORT TERM INVESTMENTS - 8.1%
Investment Companies - 6.8%
JNL Money Market Fund, 0.01% (a) (h)	102,904	102,904

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	19,257	19,257
Total Short Term Investments (cost $122,161)		122,161
Total Investments - 100.8% (cost $1,336,590)		1,517,628
Other Assets and Liabilities, Net - (0.8%)		(12,190)
Total Net Assets - 100.0%		$1,505,438

JNL/Invesco Large Cap Growth Fund

COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 21.9%
Amazon.com Inc. (c)	51	$16,569
Carnival Corp.	493	19,785
Comcast Corp. - Class A	132	7,093
DISH Network Corp. - Class A (c)	632	40,841
Harman International Industries Inc.	100	9,820
Lowe’s Cos. Inc.	535	28,337
Michael Kors Holdings Ltd. (c)	158	11,309
Nike Inc. - Class B	78	6,914
Priceline Group Inc. (c)	24	27,507
Royal Caribbean Cruises Ltd.	73	4,909
Time Warner Cable Inc.	170	24,396
Twenty-First Century Fox Inc. - Class A	202	6,931
Walt Disney Co.	68	6,082
Whirlpool Corp.	69	10,003
		220,496
CONSUMER STAPLES - 3.5%
Anheuser-Busch InBev NV - ADR	87	9,631
Archer-Daniels-Midland Co.	188	9,608
CVS Caremark Corp.	127	10,095
Monster Beverage Corp. (c)	69	6,327
		35,661
ENERGY - 4.6%
Anadarko Petroleum Corp.	139	14,122
Baker Hughes Inc.	108	7,000
Halliburton Co.	288	18,571
Pioneer Natural Resources Co.	36	7,070
		46,763
FINANCIALS - 4.2%
American Tower Corp.	114	10,680
Ameriprise Financial Inc.	89	10,988
Aon Plc - Class A	105	9,175
Morgan Stanley	331	11,432
		42,275

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
HEALTH CARE - 17.6%
AbbVie Inc.	173	9,991
Actavis plc (c)	71	17,165
Alkermes Plc (c)	202	8,670
Allergan Inc.	30	5,398
Amgen Inc.	80	11,301
Biogen Idec Inc. (c)	48	16,032
Bristol-Myers Squibb Co.	122	6,257
Celgene Corp. (c)	262	24,859
Gilead Sciences Inc. (c)	467	49,686
HCA Holdings Inc. (c)	140	9,887
McKesson Corp.	42	8,193
Thermo Fisher Scientific Inc.	83	10,132
		177,571
INDUSTRIALS - 9.0%
Canadian Pacific Railway Ltd.	49	10,108
Flowserve Corp.	147	10,335
Fluor Corp.	185	12,329
Honeywell International Inc.	150	13,966
Jacobs Engineering Group Inc. (c)	230	11,237
Precision Castparts Corp.	20	4,780
Quanta Services Inc. (c)	337	12,220
Roper Industries Inc.	68	10,004
Union Pacific Corp.	57	6,146
		91,125
INFORMATION TECHNOLOGY - 33.0%
Activision Blizzard Inc.	406	8,433
Alibaba Group Holding Ltd. - ADR (c)	89	7,875
Alliance Data Systems Corp. (c)	29	7,091
Apple Inc.	427	42,981
Applied Materials Inc.	246	5,315
Baidu.com - ADR (c)	28	6,020
Cognizant Technology Solutions Corp. - Class A (c)	79	3,537
F5 Networks Inc. (c)	66	7,839
Facebook Inc. - Class A (c)	733	57,941
Google Inc. - Class A (c)	48	28,208
Google Inc. - Class C (c)	46	26,719
MasterCard Inc.	358	26,458
Micron Technology Inc. (c)	285	9,779
NXP Semiconductors NV (c)	212	14,523
QUALCOMM Inc.	113	8,420
Salesforce.com Inc. (c)	381	21,933
ServiceNow Inc. (c)	209	12,297
Splunk Inc. (c)	106	5,843
VMware Inc. - Class A (c)	191	17,902
Yelp Inc. - Class A (c) (e)	200	13,650
		332,764
MATERIALS - 1.9%
Martin Marietta Materials Inc.	83	10,686
Monsanto Co.	72	8,124
		18,810
TELECOMMUNICATION SERVICES - 3.5%
Sprint Corp. (c) (e)	5,512	34,949
Total Common Stocks (cost $822,635)		1,000,414

SHORT TERM INVESTMENTS - 3.5%
Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	10,890	10,890

Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	24,870	24,870
Total Short Term Investments (cost $35,760)		35,760
Total Investments - 102.7% (cost $858,395)		1,036,174
Other Assets and Liabilities, Net - (2.7%)		(27,547)
Total Net Assets - 100.0%		$1,008,627

JNL/Invesco Mid Cap Value Fund

COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 9.6%
Advance Auto Parts Inc.	82	$10,749
Ascena Retail Group Inc. (c)	894	11,892
Dana Holding Corp.	524	10,039
Express Inc. (c)	378	5,904
Johnson Controls Inc.	348	15,316
		53,900
CONSUMER STAPLES - 3.3%
ConAgra Foods Inc.	561	18,547

ENERGY - 5.5%
AMEC Plc	521	9,289
Newfield Exploration Co. (c)	287	10,629
Williams Cos. Inc.	198	10,965
		30,883
FINANCIALS - 25.6%
ACE Ltd.	110	11,534
American Capital Ltd. (c)	450	6,370
Arthur J Gallagher & Co.	126	5,717
BB&T Corp.	345	12,822
Comerica Inc.	298	14,876
Fidelity National Financial Inc.	410	11,379
Fidelity National Financial Inc. (c)	81	1,116
Forest City Enterprises Inc. (c)	751	14,690
Marsh & McLennan Cos. Inc.	221	11,590
Northern Trust Corp.	191	12,972
Stifel Financial Corp. (c)	266	12,488
Willis Group Holdings Plc	210	8,700
Wintrust Financial Corp.	261	11,678
Zions Bancorp	270	7,845
		143,777
HEALTH CARE - 10.7%
Brookdale Senior Living Inc. (c)	333	10,733
CareFusion Corp. (c)	256	11,588
HealthSouth Corp.	369	13,617
PerkinElmer Inc.	199	8,663
Universal Health Services Inc. - Class B	147	15,348
		59,949
INDUSTRIALS - 17.5%
Babcock & Wilcox Co.	372	10,292
Better Place (c) (f)	406	—
Foster Wheeler AG	90	2,836
Ingersoll-Rand Plc	219	12,323
Masco Corp.	362	8,658
Owens Corning Inc.	369	11,707
Pentair Plc	183	11,986
Robert Half International Inc.	193	9,456
Snap-On Inc.	114	13,751
Textron Inc.	332	11,932

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UTi Worldwide Inc. (c)	459	4,874
		97,815

INFORMATION TECHNOLOGY - 12.2%
Cadence Design Systems Inc. (c)	691	11,901
Ciena Corp. (c) (e)	669	11,193
Citrix Systems Inc. (c)	275	19,592
Diebold Inc.	112	3,947
NetApp Inc.	162	6,951
Teradata Corp. (c)	349	14,645
		68,229
MATERIALS - 5.1%
Eastman Chemical Co.	165	13,379
Sealed Air Corp.	127	4,447
WR Grace & Co. (c)	118	10,742
		28,568
TELECOMMUNICATION SERVICES - 2.5%
tw telecom inc. (c)	340	14,159

UTILITIES - 2.9%
CenterPoint Energy Inc.	166	4,073
Edison International	206	11,523
Oneok Inc.	6	425
		16,021
Total Common Stocks (cost $508,551)		531,848

SHORT TERM INVESTMENTS - 6.8%
Investment Companies - 4.9%
JNL Money Market Fund, 0.01% (a) (h)	27,659	27,659

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	10,543	10,543
Total Short Term Investments (cost $38,202)		38,202
Total Investments - 101.7% (cost $546,753)		570,050
Other Assets and Liabilities, Net - (1.7%)		(9,325)
Total Net Assets - 100.0%		$560,725

JNL/Invesco Small Cap Growth Fund

COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 13.2%
Ann Inc. (c)	116	$4,765
Brunswick Corp.	132	5,555
Cheesecake Factory Inc.	126	5,754
Choice Hotels International Inc.	119	6,192
Domino’s Pizza Inc.	87	6,676
DSW Inc. - Class A	180	5,413
G-III Apparel Group Ltd. (c)	90	7,452
Group 1 Automotive Inc.	85	6,175
HomeAway Inc. (c)	180	6,375
Jack in the Box Inc.	174	11,845
Monro Muffler Brake Inc. (e)	112	5,433
Pool Corp.	103	5,572
Sinclair Broadcast Group Inc. - Class A (e)	206	5,372
Standard-Pacific Corp. (c)	788	5,900
Steven Madden Ltd. (c)	169	5,437
Tenneco Inc. (c)	109	5,701
Vitamin Shoppe Inc. (c)	81	3,604
WABCO Holdings Inc. (c)	77	6,992
		110,213
CONSUMER STAPLES - 1.6%
Annie’s Inc. (c) (e)	47	2,146
B&G Foods Inc. (e)	164	4,509
Lancaster Colony Corp.	79	6,770
		13,425
ENERGY - 7.3%
Atwood Oceanics Inc. (c)	97	4,247
Dresser-Rand Group Inc. (c)	95	7,829
Dril-Quip Inc. (c)	70	6,260
Energen Corp.	94	6,770
Laredo Petroleum Holdings Inc. (c)	222	4,981
Oasis Petroleum Inc. (c)	166	6,942
Patterson-UTI Energy Inc.	253	8,231
Resolute Energy Corp. (c) (e)	322	2,021
SemGroup Corp. - Class A	76	6,319
Ultra Petroleum Corp. (c) (e)	294	6,835
		60,435
FINANCIALS - 7.8%
Affiliated Managers Group Inc. (c)	28	5,700
American Equity Investment Life Holding Co.	281	6,431
Greenhill & Co. Inc. (e)	85	3,970
Hancock Holding Co.	189	6,045
Home Bancshares Inc.	186	5,465
Janus Capital Group Inc.	491	7,139
Prosperity Bancshares Inc.	104	5,971
Protective Life Corp.	34	2,333
Stifel Financial Corp. (c)	183	8,584
SVB Financial Group (c)	68	7,620
UMB Financial Corp.	108	5,913
		65,171
HEALTH CARE - 18.1%
Alnylam Pharmaceuticals Inc. (c)	77	6,009
Chemed Corp. (e)	83	8,563
Community Health Systems Inc. (c)	158	8,664
DexCom Inc. (c)	92	3,679
Envision Healthcare Holdings Inc. (c)	182	6,308
Exact Sciences Corp. (c) (e)	405	7,854
HealthSouth Corp.	195	7,195
HMS Holdings Corp. (c) (e)	130	2,455
Incyte Corp. (c)	134	6,589
Insulet Corp. (c)	156	5,744
Jazz Pharmaceuticals Plc (c)	38	6,179
Nektar Therapeutics (c)	144	1,732
NPS Pharmaceuticals Inc. (c)	204	5,311
NuVasive Inc. (c)	180	6,274
PAREXEL International Corp. (c)	131	8,236
PerkinElmer Inc.	135	5,898
Salix Pharmaceuticals Ltd. (c)	60	9,435
Seattle Genetics Inc. (c) (e)	145	5,409
Select Medical Holdings Corp.	464	5,578
Sirona Dental Systems Inc. (c)	82	6,278
STERIS Corp.	141	7,621
Techne Corp.	72	6,770
Thoratec Corp. (c)	134	3,587
VCI Inc. (c)	237	9,338
		150,706
INDUSTRIALS - 16.6%
Acuity Brands Inc.	61	7,161
AO Smith Corp.	178	8,404
Corrections Corp. of America	207	7,121
Crane Co.	98	6,179
Forward Air Corp.	156	6,971
Hexcel Corp. (c)	145	5,740
ITT Corp.	201	9,042

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Kirby Corp. (c)	81	9,579
Knight Transportation Inc.	312	8,551
Lincoln Electric Holdings Inc.	123	8,474
MasTec Inc. (c)	185	5,654
Pitney Bowes Inc.	334	8,352
Steelcase Inc. - Class A	388	6,281
Swift Transporation Co. - Class A (c)	333	6,991
Tetra Tech Inc.	206	5,139
TransDigm Group Inc.	34	6,306
Wabtec Corp.	130	10,511
Watsco Inc.	68	5,897
WESCO International Inc. (c)	81	6,375
		138,728
INFORMATION TECHNOLOGY - 24.7%
Arris Group Inc. (c)	297	8,416
Aspen Technology Inc. (c)	178	6,727
Cadence Design Systems Inc. (c)	375	6,457
Cavium Inc. (c)	128	6,348
Cognex Corp. (c)	223	8,962
CommVault Systems Inc. (c)	78	3,918
Conversant Inc. (c)	246	8,436
CoStar Group Inc. (c)	67	10,359
Cray Inc. (c) (e)	243	6,375
Dealertrack Technologies Inc. (c)	159	6,889
EPAM Systems Inc. (c) (e)	158	6,933
Finisar Corp. (c) (e)	237	3,934
Guidewire Software Inc. (c)	143	6,357
Interactive Intelligence Group (c)	116	4,841
IPG Photonics Corp. (c) (e)	69	4,727
Littelfuse Inc.	85	7,238
Manhattan Associates Inc. (c)	498	16,641
Mentor Graphics Corp.	291	5,961
MicroStrategy Inc. (c)	46	6,061
MKS Instruments Inc.	147	4,920
Monolithic Power Systems Inc.	37	1,608
National Instruments Corp.	173	5,349
NetScout Systems Inc. (c)	185	8,473
Power Integrations Inc.	130	7,030
QLIK Technologies Inc. (c)	233	6,299
Qualys Inc. (c)	183	4,869
Silicon Laboratories Inc. (c)	133	5,415
SolarWinds Inc. (c)	111	4,670
SYNNEX Corp. (c)	124	8,024
Teradyne Inc.	349	6,768
Ultimate Software Group Inc. (c)	48	6,850
		205,855
MATERIALS - 3.8%
Berry Plastics Group Inc. (c)	266	6,722
Carpenter Technology Corp.	94	4,248
Martin Marietta Materials Inc.	53	6,779
PolyOne Corp.	216	7,675
Rockwood Holdings Inc.	84	6,401
		31,825
TELECOMMUNICATION SERVICES - 1.5%
SBA Communications Corp. (c)	114	12,593

UTILITIES - 0.8%
ITC Holdings Corp.	196	6,989
Total Common Stocks (cost $673,573)		795,940

RIGHTS - 0.0%
Community Health Systems Inc. (c)	368	11
Total Rights (cost $24)		11

SHORT TERM INVESTMENTS - 9.2%
Investment Companies - 3.9%
JNL Money Market Fund, 0.01% (a) (h)	32,657	32,657

Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	43,720	43,720
Total Short Term Investments (cost $76,377)		76,377
Total Investments - 104.6% (cost $749,974)		872,328
Other Assets and Liabilities, Net - (4.6%)		(38,012)
Total Net Assets - 100.0%		$834,316

JNL/Ivy Asset Strategy Fund (b)

COMMON STOCKS - 73.6%
CONSUMER DISCRETIONARY - 19.6%
Amazon.com Inc. (c)	131	$42,240
CBS Corp. - Class B (o)	1,065	56,996
Continental AG	148	28,092
Delta Topco Ltd. (f) (p) (q)	59,271	38,356
Ford Motor Co.	2,519	37,250
Galaxy Entertainment Group Ltd. (e)	21,829	126,740
Home Depot Inc.	374	34,338
L Brands Inc.	252	16,906
Las Vegas Sands Corp. (o)	1,293	80,425
Legend Pictures LLC (c) (f) (p) (q) (x)	15	26,792
Macau Legend Development Ltd. (c) (e)	5,662	2,865
Media Group Holdings LLC (c) (f) (p) (q) (x)	39,864	69,527
Twenty-First Century Fox Inc. - Class A	250	8,583
Wynn Resorts Ltd.	286	53,541
		622,651
CONSUMER STAPLES - 3.3%
Anheuser-Busch InBev NV	315	34,878
Mead Johnson Nutrition Co.	234	22,496
SABMiller Plc	842	46,645
		104,019
ENERGY - 7.8%
Chevron Corp.	199	23,697
ConocoPhillips (o)	766	58,599
Exxon Mobil Corp.	252	23,673
Occidental Petroleum Corp.	438	42,123
Phillips 66	627	50,953
Plains GP Holdings LP - Class A	1,332	40,820
Schlumberger Ltd.	65	6,569
		246,434
FINANCIALS - 8.9%
AIA Group Ltd.	18,286	94,369
American International Group Inc.	660	35,642
Citigroup Inc.	911	47,187
Goldman Sachs Group Inc.	214	39,266
MetLife Inc.	692	37,169
Wells Fargo & Co.	573	29,722
		283,355
HEALTH CARE - 4.0%
Amgen Inc.	250	35,129
Biogen Idec Inc. (c)	78	25,836
Bristol-Myers Squibb Co.	181	9,238
Gilead Sciences Inc. (c)	220	23,461
Humana Inc.	144	18,736

See accompanying Notes to Schedules of Investments.

	Shares/Par/Contracts †	Value
Roche Holding AG	46	13,466
		125,866
INDUSTRIALS - 7.0%
Boeing Co.	284	36,188
Caterpillar Inc.	478	47,356
Japan Airlines Co. Ltd.	539	14,743
Nielsen NV	1,209	53,613
Precision Castparts Corp.	146	34,561
Union Pacific Corp.	339	36,798
		223,259
INFORMATION TECHNOLOGY - 19.0%
Adobe Systems Inc. (c)	513	35,467
Advanced Micro Devices Inc. (c) (e)	4,457	15,199
Alibaba Group Holding Ltd. - ADR (c) (e)	123	10,884
Alliance Data Systems Corp. (c)	101	25,001
Apple Inc.	700	70,570
Applied Materials Inc.	2,029	43,855
ASML Holding NV - ADR	100	9,852
Baidu.com - ADR - Class A (c)	126	27,410
Cognizant Technology Solutions Corp. - Class A (c) (o)	1,088	48,708
FUJIFILM Holdings Corp.	699	21,475
Intel Corp.	835	29,071
Intuit Inc.	439	38,443
MediaTek Inc.	831	12,307
Micron Technology Inc. (c)	526	18,007
Microsoft Corp.	1,563	72,442
Taiwan Semiconductor Manufacturing Co. Ltd.	4,821	19,193
Tencent Holdings Ltd.	2,526	37,595
Texas Instruments Inc.	925	44,094
Visa Inc. - Class A	106	22,511
		602,084
MATERIALS - 4.0%
BHP Billiton Plc	767	21,213
Dow Chemical Co.	559	29,288
Freeport-McMoRan Copper & Gold Inc.	738	24,099
LyondellBasell Industries NV - Class A	271	29,403
Rio Tinto Plc	467	22,900
		126,903
Total Common Stocks (cost $2,089,339)		2,334,571

PURCHASED OPTIONS - 0.1%
Apple Inc. Call Option, Strike Price 105, Expiration 11/21/14, DUB	944	188
Apple Inc. Call Option, Strike Price 105, Expiration 12/19/14, DUB	944	243
S&P 500 Index Call Option, Strike Price 2,050, Expiration 10/17/14	1,788	90
S&P 500 Index Call Option, Strike Price 2,125, Expiration 12/19/14	2,682	456
S&P 500 Index Call Option, Strike Price 2,150, Expiration 12/19/14, BOA	1,485	111
S&P 500 Index Call Option, Strike Price 2,175, Expiration 01/16/15, BOA	1,485	178
S&P 500 Index Call Option, Strike Price 2,200, Expiration 03/19/15, JPM	1,485	520
S&P 500 Index Put Option, Strike Price 1,875, Expiration 10/03/14	383	19
S&P 500 Index Put Option, Strike Price 1,935, Expiration 10/03/14	383	126
Total Purchased Options (cost $5,879)		1,931

	Shares/Par †
CORPORATE BONDS AND NOTES - 2.8%
CONSUMER DISCRETIONARY - 2.8%
Aston Martin Holdings UK Ltd., 10.25%, 07/15/18 (f) (p) (q) (y)	$12,131	12,253
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	49,706	49,706
Legendary Pictures Funding LLC, 8.00%, 11/09/19 (f) (p) (q)	28,500	28,500
Total Corporate Bonds and Notes (cost $90,861)		90,459

PRECIOUS METALS - 5.9%
Gold Bullion	155,614	188,133
Total Precious Metals (cost $195,961)		188,133

SHORT TERM INVESTMENTS - 18.9%
Commercial Paper - 15.2%
Anheuser-Busch InBev SA, 0.10%, 11/17/14 (r)	$20,000	19,996
Army & Air Force Exchange Service
0.12%, 11/12/14 (r)	20,000	19,997
0.12%, 11/17/14 (r)	10,000	9,998
0.12%, 11/24/14 (r)	20,000	19,996
0.12%, 11/25/14 (r)	12,000	11,997
0.12%, 12/02/14 (r)	10,000	9,997
Bemis Co. Inc., 0.25%, 10/22/14 (r)	10,000	9,998
BMW US Capital LLC, 0.09%, 10/15/14 (r)	30,000	29,999
Caterpillar Financial Services Corp., 0.11%, 01/05/15	10,000	9,996
Coca-Cola Co., 0.09%, 10/08/14 (r)	10,000	10,000
Corp. Andina de Fomento, 0.13%, 11/17/14 (r)	15,000	14,997
DTE Gas Co., 0.21%, 10/06/14	10,000	10,000
Emerson Electric Co., 0.11%, 11/24/14 (r)	10,000	9,998
Enbridge US Inc., 0.31%, 11/06/14 (r)	10,000	9,997
Essilor International S.A.
0.09%, 11/05/14 (r)	20,000	19,998
0.12%, 11/14/14 (r)	10,000	9,998
Essilor International SA, 0.13%, 11/25/14 (r)	15,000	14,996
Hewlett-Packard Co., 0.30%, 10/27/14 (r)	20,000	19,996
John Deere Financial Ltd., 0.10%, 10/24/14 (r)	20,000	19,999
Kellogg Co.
0.15%, 10/10/14 (r)	17,000	16,999
0.17%, 10/16/14 (r)	20,000	19,999
Medtronic Inc., 0.10%, 11/13/14 (r)	15,000	14,998
Microsoft Corp.
0.09%, 10/15/14 (r)	25,000	24,999
0.08%, 10/22/14 (r)	20,000	19,999
NBCUniversal Enterprise Inc., 0.22%, 10/03/14 (r)	10,000	10,000
PepsiCo Inc., 0.09%, 10/16/14 (r)	10,000	10,000
Roche Holdings Inc., 0.08%, 10/07/14 (r)	13,000	13,000
St. Jude Medical Inc., 0.20%, 10/30/14 (r)	18,000	17,996
Toronto Dominion Holdings (USA), Inc., 0.15%, 12/17/14 (r)	10,000	9,998
Toronto Dominion Holdings Inc., 0.13%, 11/24/14 (r)	20,000	19,997
Unilever NV, 0.12%, 10/08/14 (r)	10,000	10,000
Wisconsin Gas Co., 0.11%, 10/10/14	12,000	12,000
		481,938
Investment Companies - 3.0%
JNL Money Market Fund, 0.01% (a) (h)	43,016	43,016
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	52,208	52,208
		95,224

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	21,268	21,268
Total Short Term Investments (cost $598,435)		598,430
Total Investments - 101.3% (cost $2,980,475)		3,213,524
Other Assets and Liabilities, Net - (1.3%)		(41,195)
Total Net Assets - 100.0%		$3,172,329

JNL/JPMorgan International Value Fund

COMMON STOCKS - 97.9%
AUSTRALIA - 2.0%
Australia & New Zealand Banking Group Ltd.	342	$9,251
Goodman Group	881	3,981
		13,232
BELGIUM - 2.4%
KBC Groep NV (c)	65	3,453
Solvay SA	83	12,780
		16,233
CANADA - 0.9%
First Quantum Minerals Ltd.	330	6,370

CHINA - 0.9%
Industrial & Commercial Bank of China Ltd. - Class H	9,481	5,926

DENMARK - 1.0%
Danske Bank A/S	262	7,104

FINLAND - 0.9%
UPM-Kymmene Oyj	419	5,960

FRANCE - 16.2%
AXA SA	530	13,055
BNP Paribas	207	13,743
Bouygues SA	—	12
Cie de Saint-Gobain	201	9,179
Credit Agricole SA	367	5,537
Electricite de France SA	147	4,827
GDF Suez	533	13,378
Lafarge SA	100	7,180
Publicis Groupe SA	62	4,245
Renault SA	123	8,913
Sanofi SA	93	10,522
Schneider Electric SA	106	8,145
Sodexo SA	68	6,653
Suez Environnement SA	221	3,742
		109,131
GERMANY - 3.4%
Bayer AG	120	16,716
Daimler AG	78	5,969
		22,685
HONG KONG - 1.3%
Hutchison Whampoa Ltd.	456	5,512
Wharf Holdings Ltd.	417	2,962
		8,474
INDIA - 0.5%
Infosys Technologies Ltd. - ADR (e)	58	3,518

IRELAND - 0.7%
Ryanair Holdings Plc - ADR (c) (e)	84	4,739

ITALY - 5.5%
Assicurazioni Generali SpA	473	9,915
Enel SpA	1,705	9,021
ENI SpA	362	8,597
Telecom Italia SpA (c)	2,956	3,381
Unione di Banche Italiane SCPA	699	5,839
		36,753
JAPAN - 23.6%
Daikin Industries Ltd.	51	3,164
Daiwa House Industry Co. Ltd.	397	7,132
Hitachi Ltd.	1,943	14,845
Japan Airlines Co. Ltd.	275	7,525
Japan Tobacco Inc.	234	7,614
KDDI Corp.	93	5,564
Mitsubishi UFJ Financial Group Inc.	3,321	18,716
Mitsui & Co. Ltd.	534	8,425
Mitsui Fudosan Co. Ltd.	264	8,102
Nippon Meat Packers Inc.	204	4,331
Nippon Telegraph & Telephone Corp.	137	8,514
Nomura Holdings Inc.	1,109	6,600
ORIX Corp.	440	6,073
Otsuka Holdings Co. Ltd.	138	4,770
Ricoh Co. Ltd. (e)	371	3,988
Seven & I Holdings Co. Ltd.	167	6,481
Sony Corp.	246	4,417
Sumitomo Mitsui Financial Group Inc.	185	7,517
Toyota Motor Corp.	292	17,205
Yamaha Motor Co. Ltd.	196	3,844
Yamato Holdings Co. Ltd. (e)	231	4,292
		159,119
MACAU - 0.5%
Sands China Ltd.	713	3,719

NETHERLANDS - 6.5%
ING Groep NV - CVA (c)	691	9,819
Koninklijke KPN NV	2,645	8,470
Royal Dutch Shell Plc - Class A	664	25,365
		43,654
NORWAY - 1.5%
DNB ASA	258	4,825
Norsk Hydro ASA	988	5,525
		10,350
RUSSIAN FEDERATION - 0.5%
MMC Norilsk Nickel - ADR	194	3,614

SOUTH KOREA - 1.6%
KT Corp.	110	3,570
Samsung Electronics Co. Ltd.	6	7,035
		10,605
SPAIN - 2.1%
Banco Popular Espanol SA	775	4,727
Repsol SA	395	9,378
		14,105
SWEDEN - 1.4%
Electrolux AB	364	9,598

SWITZERLAND - 7.7%
Nestle SA	159	11,658
Novartis AG	161	15,186
Roche Holding AG	43	12,742
Zurich Financial Services AG	40	11,989
		51,575

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TAIWAN - 0.5%
Asustek Computer Inc.	322	3,073

TURKEY - 0.6%
Turkiye Garanti Bankasi A/S	1,206	4,237

UNITED KINGDOM - 15.7%
AstraZeneca Plc	137	9,810
Barclays Plc	2,456	9,032
BG Group Plc	664	12,251
BP Plc	688	5,030
British American Tobacco Plc	110	6,171
HSBC Holdings Plc	1,806	18,354
InterContinental Hotels Group Plc	151	5,823
Rio Tinto Plc	253	12,376
SABMiller Plc	127	7,026
Vodafone Group Plc	4,810	15,852
Wolseley Plc	78	4,070
		105,795
Total Common Stocks (cost $646,501)		659,569

PREFERRED STOCKS - 0.8%
GERMANY - 0.8%
Porsche Automobil Holding SE	66	5,261
Total Preferred Stocks (cost $7,160)		5,261

RIGHTS - 0.0%
SPAIN - 0.0%
Banco Popular Espanol (c)	775	11
Total Rights (cost $11)		11

SHORT TERM INVESTMENTS - 2.1%
Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	5,436	5,436

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	8,570	8,570
Total Short Term Investments (cost $14,006)		14,006
Total Investments - 100.8% (cost $667,678)		678,847
Other Assets and Liabilities, Net - (0.8%)		(5,132)
Total Net Assets - 100.0%		$673,715

JNL/JPMorgan MidCap Growth Fund

COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 23.9%
Advance Auto Parts Inc.	114	$14,906
Big Lots Inc.	242	10,427
BorgWarner Inc.	301	15,841
Chipotle Mexican Grill Inc. - Class A (c)	21	14,265
GameStop Corp. - Class A (e)	331	13,654
Harley-Davidson Inc.	252	14,666
Hilton Worldwide Holdings Inc. (c)	578	14,241
Lululemon Athletica Inc. (c) (e)	166	6,974
Michael Kors Holdings Ltd. (c)	278	19,875
Mohawk Industries Inc. (c)	127	17,136
Netflix Inc. (c)	40	18,182
Norwegian Cruise Line Holdings Ltd. (c)	409	14,743
Pandora Media Inc. (c)	360	8,702
Panera Bread Co. - Class A (c) (e)	86	13,945
Ralph Lauren Corp. - Class A	134	22,115
Signet Jewelers Ltd.	100	11,345
Tesla Motors Inc. (c)	90	21,890
Toll Brothers Inc. (c)	321	9,996
TripAdvisor Inc. (c)	141	12,863
Ulta Salon Cosmetics & Fragrance Inc. (c)	167	19,699
Urban Outfitters Inc. (c)	411	15,080
WABCO Holdings Inc. (c)	127	11,542
Williams-Sonoma Inc.	192	12,748
		334,835
CONSUMER STAPLES - 2.1%
Monster Beverage Corp. (c)	175	16,079
Sprouts Farmers Market Inc. (c)	447	12,989
		29,068
ENERGY - 5.4%
Antero Resources Corp. (c) (e)	161	8,837
Cabot Oil & Gas Corp. - Class A	330	10,781
Concho Resources Inc. (c)	150	18,846
Dril-Quip Inc. (c)	115	10,236
Laredo Petroleum Holdings Inc. (c) (e)	483	10,833
Plains All American Pipeline LP	274	16,140
		75,673
FINANCIALS - 10.4%
Affiliated Managers Group Inc. (c)	132	26,347
Blackstone Group LP	318	10,003
CBRE Group Inc. - Class A (c)	825	24,527
East West Bancorp Inc.	375	12,733
Lazard Ltd. - Class A	385	19,530
Moody’s Corp.	219	20,648
Signature Bank (c)	128	14,377
TD Ameritrade Holding Corp.	537	17,923
		146,088
HEALTH CARE - 13.7%
Agilent Technologies Inc.	294	16,746
Alexion Pharmaceuticals Inc. (c)	57	9,369
Brookdale Senior Living Inc. (c)	403	12,982
Bruker Corp. (c)	409	7,580
Envision Healthcare Holdings Inc. (c)	410	14,205
Humana Inc.	136	17,654
Illumina Inc. (c)	166	27,260
Insulet Corp. (c)	236	8,678
Jazz Pharmaceuticals Plc (c)	68	10,870
Premier Inc. - Class A (c)	297	9,769
Sirona Dental Systems Inc. (c)	182	13,956
Valeant Pharmaceuticals International Inc. (c)	130	17,095
Veeva Systems Inc. - Class A (c)	250	7,054
Vertex Pharmaceuticals Inc. (c)	162	18,194
		191,412
INDUSTRIALS - 17.5%
Acuity Brands Inc.	247	29,110
AO Smith Corp.	228	10,766
Canadian Pacific Railway Ltd.	77	15,996
Carlisle Cos. Inc.	182	14,645
Colfax Corp. (c)	151	8,597
Delta Air Lines Inc.	458	16,571
Flowserve Corp.	234	16,473
Fortune Brands Home & Security Inc.	527	21,649
HD Supply Holdings Inc (c)	745	20,317
Kirby Corp. (c)	156	18,326
Middleby Corp. (c)	152	13,369
MSC Industrial Direct Co. - Class A	162	13,836
Pall Corp.	258	21,569
Stericycle Inc. (c)	129	15,032

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Watsco Inc.	107	9,247
		245,503
INFORMATION TECHNOLOGY - 22.9%
Alliance Data Systems Corp. (c)	105	26,019
Amphenol Corp. - Class A	219	21,909
Applied Materials Inc.	1,060	22,902
Aruba Networks Inc. (c)	319	6,890
Autodesk Inc. (c)	326	17,968
Avago Technologies Ltd.	271	23,612
Ciena Corp. (c) (e)	525	8,780
CommVault Systems Inc. (c)	125	6,320
Concur Technologies Inc. (c) (e)	107	13,506
CoStar Group Inc. (c)	90	13,999
Dealertrack Technologies Inc. (c)	254	11,026
Electronic Arts Inc. (c)	573	20,401
Guidewire Software Inc. (c)	229	10,132
Lam Research Corp.	216	16,098
Mobileye NV (c) (e)	98	5,263
NXP Semiconductors NV (c)	218	14,911
Palo Alto Networks Inc. (c)	124	12,125
SanDisk Corp.	133	12,998
ServiceNow Inc. (c)	186	10,904
Tableau Software Inc. - Class A (c)	115	8,347
Twitter Inc. (c)	272	14,025
VeriFone Systems Inc. (c)	390	13,422
Workday Inc. - Class A (c) (e)	120	9,908
		321,465
MATERIALS - 2.5%
Eagle Materials Inc.	132	13,421
Sherwin-Williams Co.	101	22,140
		35,561
Total Common Stocks (cost $1,182,324)		1,379,605

SHORT TERM INVESTMENTS - 6.0%
Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	23,060	23,060

Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	61,448	61,448
Total Short Term Investments (cost $84,508)		84,508
Total Investments - 104.4% (cost $1,266,832)		1,464,113
Other Assets and Liabilities, Net - (4.4%)		(62,024)
Total Net Assets - 100.0%		$1,402,089

JNL/JPMorgan U.S. Government & Quality Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.8%
ACE Securities Corp. REMIC, 0.41%, 02/25/31 (i)	$86	$82
American Homes For Rent REMIC, 3.79%, 10/17/24	5,000	5,002
BB-UBS Trust REMIC, 2.89%, 06/05/30 (r)	8,000	7,743
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 2.08%, 08/15/45 (i)	17,477	1,791
CompuCredit Acquired Portfolio Voltage Master Trust, 0.32%, 09/17/18 (i) (p) (q)	5	5
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	14	15
Countrywide Alternative Loan Trust REMIC
0.36%, 07/20/46 (i)	659	455
0.35%, 12/20/46 (i)	1,093	844
Countrywide Home Equity Loan Trust, 0.44%, 02/15/34 (i)	310	282
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	755	775
FDIC Structured Sale Guaranteed Notes REMIC, 1.84%, 04/25/31 (i) (r)	188	188
IndyMac Seconds Asset Backed Trust REMIC, 0.41%, 06/25/36 (i) (p) (q)	816	193
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,706
MASTR Adjustable Rate Mortgages Trust REMIC, 2.24%, 02/25/34 (i)	546	536
Morgan Stanley Capital I Trust REMIC, 4.05%, 07/15/49	1,697	1,801
Morgan Stanley Mortgage Loan Trust REMIC, 2.43%, 10/25/34 (i)	415	416
NCUA Guaranteed Notes Trust REMIC, 1.60%, 10/29/20	972	976
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	3,430	3,519
Provident Funding Mortgage Loan Trust REMIC, 2.41%, 10/25/35 (i)	209	205
Residential Funding Mortgage Securities Inc. Trust REMIC, 5.50%, 02/25/35	2,059	2,063
SACO I Inc. REMIC, 0.41%, 06/25/36 (i) (p) (q)	197	315
Structured Asset Mortgage Investments Inc. REMIC, 0.36%, 08/25/36 (i)	1,072	849
UBS-BAMLL Trust REMIC, 3.66%, 06/10/30 (r)	4,560	4,575
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	1,877	2,136
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	552	570
Wells Fargo Re-REMIC Trust REMIC, 1.75%, 08/20/21 (f) (r)	2,515	2,516
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 03/15/44 (r)	4,750	5,141
Total Non-U.S. Government Agency Asset-Backed Securities (cost $46,127)		45,699

CORPORATE BONDS AND NOTES - 2.8%
CONSUMER STAPLES - 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22	700	683
PepsiCo Inc., 3.00%, 08/25/21 (e)	782	796
		1,479
ENERGY - 0.1%
Occidental Petroleum Corp., 3.13%, 02/15/22	666	671
Phillips 66, 4.30%, 04/01/22	912	968
		1,639
FINANCIALS - 2.1%
Bank of America Corp., 5.70%, 01/24/22 (e)	1,490	1,707
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	4,000
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,666
Citigroup Inc., 4.50%, 01/14/22 (e)	3,028	3,247
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	956
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,444
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,699
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,709
Wells Fargo & Co., 1.50%, 07/01/15 (e)	4,639	4,677
		25,105

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
INDUSTRIALS - 0.1%
ABB Finance USA Inc., 2.88%, 05/08/22	571	564
Lockheed Martin Corp., 3.35%, 09/15/21	984	1,013
		1,577
INFORMATION TECHNOLOGY - 0.1%
Intel Corp., 3.30%, 10/01/21 (e)	1,279	1,316

TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,066

UTILITIES - 0.2%
Florida Power Corp., 3.10%, 08/15/21	1,203	1,231
Virginia Electric and Power Co., 2.95%, 01/15/22	870	878
		2,109
Total Corporate Bonds and Notes (cost $33,130)		34,291

GOVERNMENT AND AGENCY OBLIGATIONS - 87.6%
GOVERNMENT SECURITIES - 40.6%
Federal Farm Credit Bank - 1.4% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	8,005
5.75%, 12/07/28	7,000	8,880
		16,885
Federal Home Loan Bank - 1.4% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	11,007
5.25%, 12/11/20	4,500	5,248
		16,255
Federal National Mortgage Association - 3.0% (w)
Federal National Mortgage Association, 0.00%, 10/09/19 - 03/23/28 (j)	43,000	36,822

Sovereign - 6.4%
Financing Corp. Fico Principal Strip, 0.00%, 11/30/17 - 04/05/19 (j)	22,800	21,568
Israel Government AID Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	26,249
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,500	2,039
Residual Funding Corp. Principal Strip, 0.00%, 10/15/19 - 01/15/30 (j)	16,210	12,739
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/37 (j)	20,487	14,509
		77,104
Treasury Inflation Index Securities - 0.8%
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	6,218	7,083
2.38%, 01/15/27 (n)	2,375	2,812
		9,895
U.S. Treasury Securities - 27.6%
U.S. Treasury Bond
0.00%, 08/15/21 (e) (j)	25,000	21,338
5.25%, 11/15/28 - 02/15/29	30,000	38,616
5.38%, 02/15/31	33,000	43,689
3.75%, 08/15/41	10,000	11,103
3.13%, 02/15/43	13,000	12,813
U.S. Treasury Note
2.00%, 04/30/16 - 11/15/21	50,000	50,241
4.63%, 02/15/17	22,000	23,971
2.75%, 05/31/17 (e)	20,000	20,944
4.75%, 08/15/17	17,000	18,780
3.38%, 11/15/19	25,000	26,924
1.00%, 11/30/19	10,000	9,584
2.63%, 08/15/20 - 11/15/20	55,000	56,809
		334,812
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 47.0%
Federal Home Loan Mortgage Corp. - 20.8%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	5	6
6.00%, 11/01/28	77	87
7.00%, 04/01/29 - 08/01/32	103	116
5.00%, 08/01/33 - 12/01/34	1,578	1,764
2.38%, 12/01/35 (i)	1,246	1,332
2.77%, 01/01/37 (i)	155	167
5.50%, 07/01/38	6,843	7,621
4.50%, 10/01/40	1,675	1,810
3.00%, 07/15/42	35,058	34,695
REMIC, 5.00%, 01/15/18 - 08/15/39	41,664	45,070
REMIC, 4.50%, 06/15/18 - 07/15/34	25,686	27,499
REMIC, 4.00%, 07/15/23 - 06/15/36	18,618	19,875
REMIC, 5.50%, 01/15/26 - 07/15/40	29,343	31,926
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	52,805
REMIC, 3.00%, 04/15/31	15,720	15,899
REMIC, 2.00%, 03/15/33	8,888	8,742
REMIC, 6.00%, 07/15/37	2,000	2,205
		251,619
Federal National Mortgage Association - 20.4%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	—	—
12.00%, 01/01/16 - 01/15/16	1	1
5.00%, 02/01/19 - 11/01/40	26,926	30,062
11.50%, 09/01/19	—	—
10.50%, 08/01/20	1	2
3.27%, 01/01/22	9,578	9,976
4.00%, 02/01/25 - 09/01/25	6,519	6,958
6.50%, 03/01/26 - 03/01/36	407	470
7.00%, 05/01/26 - 01/01/30	16	17
8.00%, 11/01/29 - 03/01/31	59	70
6.00%, 02/01/31 - 12/01/36	9,785	11,288
7.50%, 02/01/31	7	8
5.50%, 02/01/35 - 10/01/36	5,966	6,709
REMIC, 5.00%, 05/25/18 - 09/25/39	20,794	22,389
REMIC, 4.00%, 01/25/19 - 05/25/38	72,757	77,334
REMIC, 4.50%, 04/25/23 - 12/25/40	33,818	36,231
REMIC, 3.50%, 01/25/32 - 07/25/33	10,489	10,716
REMIC, 5.50%, 12/25/34 - 11/25/35	4,131	4,592
REMIC, 0.00%, 04/25/36 (j)	2,187	1,986
REMIC, 6.00%, 02/25/37 (i)	3,184	3,525
REMIC, 11.24%, 02/25/40 (i)	25	27
REMIC, 7.50%, 12/25/41	5,820	6,597
REMIC, 3.00%, 04/25/42	11,348	11,108
REMIC, 5.75%, 06/25/42	1,419	1,534
REMIC, 4.68%, 06/25/43	3,848	4,122
REMIC, 6.00%, 12/25/49	1,320	1,477
REMIC, Interest Only, 6.40%, 10/25/27 (i)	3,281	110
		247,309
Government National Mortgage Association - 5.8%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	1,602	1,846
REMIC, 4.00%, 09/16/24 - 11/20/38	19,207	20,148
REMIC, 6.50%, 06/20/28 - 06/16/31	2,126	2,382
REMIC, 5.50%, 03/20/33 - 02/16/38	8,732	9,469
REMIC, 6.00%, 12/16/33	2,545	2,815
REMIC, 3.00%, 04/20/39	6,319	6,509
REMIC, 4.50%, 06/20/39	10,000	10,867
REMIC, 5.00%, 05/20/40	11,958	13,368
REMIC, Interest Only, 6.25%, 05/16/38 (i)	3,756	728

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
REMIC, Interest Only, 5.98%, 07/20/41 (i)	14,954	2,391
		70,523
Total Government and Agency Obligations (cost $1,015,244)		1,061,224

SHORT TERM INVESTMENTS - 7.0%
Investment Companies - 5.4%
JNL Money Market Fund, 0.01% (a) (h)	66,067	66,067

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	19,320	19,320
Total Short Term Investments (cost $85,387)		85,387
Total Investments - 101.2% (cost $1,179,888)		1,226,601
Other Assets and Liabilities, Net - (1.2%)		(14,573)
Total Net Assets - 100.0%		$1,212,028

JNL/Lazard Emerging Markets Fund

COMMON STOCKS - 97.5%
ARGENTINA - 1.4%
YPF SA - ADR - Class D	530	$19,611

BRAZIL - 14.1%
AMBEV SA - ADR	2,370	15,525
Banco Bradesco SA - ADR	221	3,145
Banco do Brasil SA	4,341	45,155
BB Seguridade Participacoes SA	1,828	24,114
CCR SA	1,556	10,744
Cielo SA	1,505	24,488
Cielo SA - ADR	332	5,386
Companhia Energetica de Minas Gerais - ADR (e)	1,224	7,622
Estacio Participacoes SA	420	4,374
Localiza Rent a Car SA	908	13,050
Natura Cosmeticos SA	703	10,689
Petroleo Brasileiro SA - ADR	289	4,300
Souza Cruz SA	1,472	11,839
Vale SA - ADR (e)	826	9,096
Vale SA - ADR Preferred	253	2,453
Via Varejo SA (c)	1,076	10,679
		202,659
CHINA - 15.3%
AAC Technologies Holdings Inc. (e)	454	2,631
Agricultural Bank of China - Class H	11,031	4,882
Anhui Conch Cement Co. Ltd. - Class H (e)	1,054	3,362
Baidu.com - ADR - Class A (c)	173	37,810
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H	2,438	1,422
China Construction Bank Corp. - Class H	56,358	39,414
China Mobile Ltd. - ADR	553	32,491
China Oilfield Services Ltd. - Class H	734	1,934
China Shenhua Energy Co. Ltd. - Class H	4,729	13,164
China State Construction International Holdings Ltd.	3,172	4,716
CNOOC Ltd.	12,670	21,850
Huabao International Holdings Ltd.	14,011	10,808
NetEase.com - ADR	342	29,336
New Oriental Education & Technology Group - ADR (c) (e)	94	2,185
Ping An Insurance Group Co. of China Ltd. - Class H	725	5,440
Weichai Power Co. Ltd. - Class H (e)	1,919	6,935
Zhuzhou CSR Times Electric Co. Ltd. - Class H	583	2,251
		220,631
COLOMBIA - 2.8%
BanColombia SA - ADR (e)	53	3,029
Pacific Rubiales Energy Corp. (e)	2,222	37,266
		40,295
EGYPT - 1.1%
Commercial International Bank Egypt SAE - GDR	2,328	15,966

GREECE - 0.3%
Piraeus Bank SA (c)	2,545	4,308

HONG KONG - 0.2%
Techtronic Industries Co.	1,072	3,091

HUNGARY - 0.9%
OTP Bank Plc	729	12,346

INDIA - 6.9%
Aurobindo Pharma Ltd.	173	2,701
Axis Bank Ltd.	3,652	22,333
Bajaj Auto Ltd.	109	4,140
Bank of India	612	2,285
Bharat Heavy Electricals Ltd.	2,133	6,893
HCL Technologies Ltd.	180	4,983
Hero Honda Motors Ltd.	12	559
ICICI Bank Ltd. - ADR	123	6,039
Jindal Steel & Power Ltd.	380	1,059
Punjab National Bank	1,076	15,394
Reliance Industries Ltd.	195	2,973
Tata Consultancy Services Ltd.	589	26,063
Tata Motors Ltd. - ADR	100	4,367
		99,789
INDONESIA - 6.0%
Astra International Tbk PT	18,276	10,560
Bank Mandiri Persero Tbk PT	24,920	20,609
Bank Rakyat Indonesia Persero Tbk PT	5,820	4,975
PT Semen Indonesia	6,278	7,932
Telekomunikasi Indonesia PT - ADR	645	31,002
United Tractors Tbk PT	7,222	11,794
		86,872
MACAU - 1.2%
Sands China Ltd.	512	2,669
Wynn Macau Ltd. (e)	4,732	15,082
		17,751
MEXICO - 1.9%
Genomma Lab Internacional SAB de CV - Class B (c)	1,747	4,189
Grupo Financiero Banorte SAB de CV	473	3,029
Grupo Mexico SAB de CV	3,178	10,679
Kimberly-Clark de Mexico SAB de CV	4,234	9,990
		27,887
PAKISTAN - 1.4%
Oil & Gas Development Co. Ltd.	3,264	7,862
Pakistan Petroleum Ltd.	5,214	11,453
		19,315
PERU - 0.2%
Credicorp Ltd.	18	2,807

PHILIPPINES - 1.6%
Philippine Long Distance Telephone Co. - ADR	324	22,346

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
POLAND - 0.2%
Eurocash SA	242	2,357

RUSSIAN FEDERATION - 9.9%
Eurasia Drilling Co. Ltd. - GDR	301	8,562
Gazprom OAO - ADR	3,610	25,321
Lukoil OAO - ADR	212	10,796
Magnit OJSC - GDR (r)	147	8,463
MegaFon OAO - GDR (r)	564	14,313
Mobile Telesystems OJSC - ADR	1,530	22,856
NovaTek OAO - GDR	45	4,683
Sberbank of Russia - ADR	4,853	38,166
TMK OAO - GDR	300	2,733
X5 Retail Group NV - GDR (c)	193	3,564
Yandex NV - Class A (c)	92	2,547
		142,004
SOUTH AFRICA - 6.5%
Bidvest Group Ltd.	335	8,478
Imperial Holdings Ltd.	517	7,958
Nedbank Group Ltd. (e)	400	7,742
PPC Ltd.	2,971	7,774
Sanlam Ltd.	1,534	8,855
Shoprite Holdings Ltd.	1,124	13,915
Standard Bank Group Ltd.	965	11,150
Tiger Brands Ltd.	406	11,332
Vodacom Group Ltd. (e)	699	8,043
Woolworths Holdings Ltd.	1,360	8,415
		93,662
SOUTH KOREA - 12.3%
Hanwha Life Insurance Co. Ltd.	2,541	17,088
Hyundai Mobis	57	13,895
KB Financial Group Inc.	524	19,120
KT&G Corp.	224	20,030
Samsung Electronics Co. Ltd.	38	42,447
Shinhan Financial Group Co. Ltd.	700	32,214
SK Hynix Inc. (c)	538	23,797
Woongjin Coway Co. Ltd.	110	8,747
		177,338
SWEDEN - 0.3%
Oriflame Cosmetics SA - SDR (e)	267	4,605

TAIWAN - 5.3%
Catcher Technology Co. Ltd.	321	2,973
Hon Hai Precision Industry Co. Ltd.	1,408	4,435
Hon Hai Precision Industry Co. Ltd. - GDR	2,604	16,223
MediaTek Inc.	224	3,318
Taiwan Semiconductor Manufacturing Co. Ltd.	3,115	12,401
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,844	37,206
		76,556
THAILAND - 2.1%
CP ALL PCL	7,755	10,690
PTT Exploration & Production PCL	1,806	8,895
Siam Cement PCL	727	10,068
		29,653
TURKEY - 5.0%
Akbank T.A.S.	2,740	8,928
Aselsan Elektronik Sanayi Ve Ticaret A/S	545	2,204
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,972	2,065
Ford Otomotiv Sanayi A/S (c)	174	1,997
KOC Holding A/S	3,672	16,970
KOC Holding A/S - ADR	258	5,958
TAV Havalimanlari Holding A/S	383	3,075
Turkcell Iletisim Hizmetleri A/S (c)	2,071	10,824
Turkcell Iletisim Hizmetleri A/S - ADR (c) (e)	252	3,314
Turkiye Is Bankasi SA - Class C	7,090	15,757
		71,092
UNITED KINGDOM - 0.6%
British American Tobacco Plc	422	9,047
Total Common Stocks (cost $1,380,007)		1,401,988

PREFERRED STOCKS - 0.2%
BRAZIL - 0.2%
Marcopolo SA	2,009	3,275
Total Preferred Stocks (cost $5,013)		3,275

SHORT TERM INVESTMENTS - 4.6%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	30,052	30,052

Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	35,885	35,885
Total Short Term Investments (cost $65,937)		65,937
Total Investments - 102.3% (cost $1,450,957)		1,471,200
Other Assets and Liabilities, Net - (2.3%)		(32,386)
Total Net Assets - 100.0%		$1,438,814

JNL/Mellon Capital Emerging Markets Index Fund

COMMON STOCKS - 91.2%
BRAZIL - 5.9%
All America Latina Logistica SA	85	$221
AMBEV SA	959	6,310
B2W Compania Global Do Varejo (c)	22	296
Banco Bradesco SA	127	1,835
Banco do Brasil SA	169	1,761
Banco Santander Brasil SA	195	1,268
BB Seguridade Participacoes SA	142	1,878
BM&F Bovespa SA	365	1,676
BR Malls Participacoes SA	88	691
BR Properties SA	38	201
BRF SA (c)	132	3,159
CCR SA	178	1,226
Centrais Eletricas Brasileiras SA (c)	61	164
CETIP SA - Mercados Organizados	39	486
Cia de Saneamento Basico do Estado de Sao Paulo	76	619
Cia de Saneamento de Minas Gerais	9	122
Cia Siderurgica Nacional SA	154	551
Cielo SA	145	2,365
Cosan SA Industria e Comercio	22	346
CPFL Energia SA	55	428
Cyrela Brazil Realty SA	55	276
Duratex SA	61	225
EcoRodovias Infraestrutura e Logistica SA	50	246
EDP - Energias do Brasil SA	47	191
Empresa Brasileira de Aeronautica SA	135	1,332
Estacio Participacoes SA	60	627
Fibria Celulose SA (c)	54	594
Hypermarcas SA (c)	68	492
JBS SA	142	533
Klabin SA	88	428
Kroton Educacional SA	270	1,699

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Localiza Rent a Car SA	31	448
Lojas Americanas SA	30	142
Lojas Renner SA	25	708
M Dias Branco SA	8	321
Multiplan Empreendimentos Imobiliarios SA (c)	19	384
Natura Cosmeticos SA	32	486
Odontoprev SA	47	169
Petroleo Brasileiro SA (c)	600	4,263
Porto Seguro SA	21	248
Qualicorp SA (c)	39	383
Raia Drogasil SA	40	343
Souza Cruz SA	73	586
Sul America SA	45	279
Tim Participacoes SA	176	923
Totvs SA	28	421
Tractebel Energia SA	39	544
Transmissora Alianca de Energia Eletrica SA	16	128
Ultrapar Participacoes SA	74	1,577
Vale SA	263	2,895
Via Varejo SA (c)	21	211
WEG SA	55	645
		48,350
CHILE - 1.3%
AES Gener SA	463	246
Aguas Andinas SA - Class A	479	277
Banco de Chile	4,419	545
Banco de Credito e Inversiones	6	348
Banco Santander Chile	14,915	832
CAP SA	13	138
Cencosud SA	252	742
Cia Cervecerias Unidas SA	29	316
Colbun SA	1,462	376
Corpbanca	24,414	312
Empresa Nacional de Electricidad SA	692	1,014
Empresas CMPC SA	246	580
Empresas COPEC SA	95	1,162
Enersis SA	3,899	1,238
ENTEL Chile SA	30	337
Latam Airlines Group SA (c)	70	797
S.A.C.I. Falabella	208	1,571
Vina Concha y Toro SA	80	156
		10,987
CHINA - 14.6%
AAC Technologies Holdings Inc. (e)	144	831
Agile Property Holdings Ltd. (e)	270	166
Agricultural Bank of China - Class H	4,293	1,900
Air China Ltd. - Class H	332	210
Aluminum Corp. of China Ltd. - Class H (c) (e)	706	287
Anhui Conch Cement Co. Ltd. - Class H (e)	255	814
AviChina Industry & Technology Co. Ltd. - Class H	444	317
Bank of China Ltd. - Class H	16,242	7,276
Bank of Communications Co. Ltd. - Class H	1,772	1,234
Beijing Capital International Airport Co. Ltd. - Class H	332	253
Beijing Enterprises Holdings Ltd.	111	952
Beijing Enterprises Water Group Ltd. (e)	910	615
Belle International Holdings Ltd. (e)	951	1,069
Brilliance China Automotive Holdings Ltd.	616	1,075
BYD Co. Ltd. - Class H	126	831
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H	232	135
China Agri-Industries Holdings Ltd.	362	138
China Blue Chemical Ltd. - Class H	297	129
China Citic Bank - Class H	1,690	1,024
China Coal Energy Co. - Class H (e)	894	522
China Communication Services Corp. Ltd. - Class H	410	191
China Communications Constructions Co. Ltd. - Class H	846	610
China Construction Bank Corp. - Class H	14,735	10,305
China COSCO Holdings Co. Ltd. - Class H (c) (e)	566	234
China Everbright International Ltd. (e)	494	653
China Everbright Ltd.	174	325
China Gas Holdings Ltd.	417	692
China Huishan Dairy Holdings Co. Ltd. (e)	1,374	303
China International Marine Containers Group Co. Ltd. - Class H	89	184
China Life Insurance Co. Ltd. - Class H	1,504	4,182
China Longyuan Power Group Corp. - Class H	637	623
China Mengniu Dairy Co. Ltd.	277	1,138
China Merchants Bank Co. Ltd. - Class H	918	1,567
China Merchants Holdings International Co. Ltd.	241	743
China Minsheng Banking Corp. Ltd. - Class H	1,257	1,150
China Mobile Ltd.	1,238	14,485
China National Building Material Co. Ltd. - Class H (e)	634	575
China Oilfield Services Ltd. - Class H	370	975
China Overseas Land & Investment Ltd.	842	2,162
China Pacific Insurance Group Co. Ltd. - Class H (e)	527	1,851
China Petroleum & Chemical Corp. - Class H	5,226	4,571
China Railway Construction Corp. Ltd. - Class H	368	334
China Railway Group Ltd. - Class H	724	383
China Resources Cement Holdings Ltd.	354	242
China Resources Enterprise Ltd. (e)	232	549
China Resources Gas Group Ltd.	170	460
China Resources Land Ltd.	447	920
China Resources Power Holdings Co. Ltd.	393	1,059
China Shenhua Energy Co. Ltd. - Class H	674	1,877
China Shipping Container Lines Co. Ltd. - Class H (c)	713	192
China State Construction International Holdings Ltd.	386	574
China Taiping Insurance Holdings Co. Ltd. (c)	193	418
China Telecom Corp. Ltd. - Class H	2,794	1,713
China Unicom Hong Kong Ltd.	949	1,423
Chongqing Changan Automobile Co. Ltd. - Class B	174	375
Chongqing Rural Commercial Bank - Class H (e)	516	234
CITIC Securities Co. Ltd. - Class H	192	442
CNOOC Ltd.	3,670	6,329
Country Garden Holdings Co. (e)	847	320
CSR Corp. Ltd. - Class H (e)	445	391
Datang International Power Generation Co. Ltd. - Class H	518	270
Dongfeng Motor Group Co. Ltd. - Class H	584	958
ENN Energy Holdings Ltd.	154	1,010
Far East Horizon Ltd.	263	235
Fosun International Ltd. (e)	367	441
Franshion Properties China Ltd. (e)	604	147
Golden Eagle Retail Group Ltd. (e)	130	151
Great Wall Motor Co. Ltd. - Class H (e)	213	824
Guangzhou Automobile Group Co. Ltd. - Class H	402	388
Guangzhou R&F Properties Co. Ltd. - Class H	187	189
Haitian International Holdings Ltd.	144	327
Huaneng Power International Inc. - Class H (e)	594	648

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Industrial & Commercial Bank of China Ltd. - Class H	15,061	9,413
Inner Mongolia Yitai Coal Co. Ltd. - Class B	212	362
Jiangsu Expressway Co. Ltd. - Class H	205	217
Jiangxi Copper Co. Ltd. - Class H	255	419
PetroChina Co. Ltd. - Class H	4,329	5,549
Ping An Insurance Group Co. of China Ltd. - Class H	420	3,151
Shandong Weigao Group Medical Polymer Co. Ltd. (e)	390	385
Shanghai Electric Group Co. Ltd. - Class H	526	280
Shanghai Industrial Holdings Ltd.	101	299
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	118	288
Shenzhou International Group Holdings Ltd.	102	328
Sihuan Pharmaceutical Holdings Group Ltd.	881	660
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	786	260
Sinopharm Group Co. Ltd. - Class H (e)	196	715
Soho China Ltd.	330	238
Sun Art Retail Group Ltd. (e)	533	602
Tingyi Cayman Islands Holding Corp.	401	1,053
Tsingtao Brewery Co. Ltd. - Class H	70	498
Want Want China Holdings Ltd. (e)	1,179	1,472
Weichai Power Co. Ltd. - Class H (e)	93	338
Yanzhou Coal Mining Co. Ltd. - Class H (e)	402	329
Zhejiang Expressway Co. Ltd. - Class H	248	252
Zhongsheng Group Holdings Ltd.	109	116
Zhuzhou CSR Times Electric Co. Ltd. - Class H	113	436
Zijin Mining Group Co. Ltd.	1,058	257
ZTE Corp. - Class H	112	249
		119,286
COLOMBIA - 0.7%
Almacenes Exito SA	39	581
Cementos Argos SA	103	547
Cemex Latam Holdings SA (c)	29	262
Corp. Financiera Colombiana SA	19	386
Ecopetrol SA	1,004	1,577
Grupo Argos SA	62	697
Grupo de Inversiones Suramericana SA	51	1,029
Interconexion Electrica SA	70	322
Isagen SA ESP	177	240
		5,641
CZECH REPUBLIC - 0.2%
02 Czech Republic A/S	19	280
CEZ A/S	35	1,069
Komercni Banka A/S	3	673
		2,022
EGYPT - 0.3%
Commercial International Bank	179	1,272
Global Telecom Holding SAE (c)	471	334
Talaat Moustafa Group	209	334
Telecom Egypt Co.	68	131
		2,071
GREECE - 0.6%
Alpha Bank AE (c)	727	564
Eurobank Ergasias SA (c)	1,556	613
Folli Follie SA (c)	9	331
Hellenic Telecommunications Organization SA (c)	46	608
JUMBO SA (c)	18	230
National Bank of Greece SA (c)	304	888
OPAP SA	53	696
Piraeus Bank SA (c)	441	746
Public Power Corp. SA (c)	21	247
Titan Cement Co. SA	10	239
		5,162
HONG KONG - 4.2%
Alibaba Pictures Group Ltd. (c) (f)	950	197
Anta Sports Products Ltd. (e)	220	447
BBMG Corp. - Class H	182	126
Biostime International Holdings Ltd (e)	39	121
China Cinda Asset Management Co. Ltd. - Class H (c)	963	423
China Everbright Bank Co. Ltd. - Class H (e)	464	217
China Vanke Co. Ltd. - Class H (c)	305	535
Citic 21CN Co. Ltd. (c)	418	254
Citic Pacific Ltd.	483	806
COSCO Pacific Ltd.	398	528
CSPC Pharmaceutical Group Ltd.	422	350
Evergrande Real Estate Group Ltd. (e)	1,208	454
GCL New Energy Holdings (c) (e)	1,900	697
Geely Automobile Holdings Ltd. (e)	1,045	437
GOME Electrical Appliances Holdings Ltd. (e)	2,262	366
Guangdong Investment Ltd.	460	538
Haier Electronics Group Co. Ltd.	214	561
Haitong Securities Co. Ltd. - Class H	287	443
Hanergy Solar Group Ltd. (e) (c)	2,222	409
Hengan International Group Co. Ltd.	149	1,470
Intime Retail Group Co. Ltd.	223	190
Kingboard Chemical Holdings Ltd.	116	231
Kingsoft Corp Ltd. (e)	136	323
Kunlun Energy Co. Ltd.	656	946
Lee & Man Paper Manufacturing Ltd.	343	174
Lenovo Group Ltd. (e)	1,240	1,847
Longfor Properties Co. Ltd.	247	282
New China Life Insurance Co. Ltd. - Class H	175	610
New World China Land Ltd.	478	271
Nine Dragons Paper Holdings Ltd.	286	206
People’s Insurance Co. Group of China Ltd. - Class H	1,419	579
PICC Property & Casualty Co. Ltd. - Class H	669	1,187
Poly Property Group Co. Ltd. (e)	351	135
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	92	294
Shimao Property Holdings Ltd. (e)	267	539
Shui On Land Ltd. (e)	608	136
Sino Biopharmaceutical	536	533
Sino-Ocean Land Holdings Ltd. (e)	674	354
Sinopec Engineering Group Co. Ltd. - Class H	274	295
Tencent Holdings Ltd.	1,042	15,501
Uni-President China Holdings Ltd.	202	202
Yingde Gases	266	252
Yuexiu Property Co. Ltd.	950	169
		34,635
HUNGARY - 0.2%
MOL Hungarian Oil and Gas Plc	7	366
OTP Bank Plc	43	733
Richter Gedeon Nyrt	29	448
		1,547
INDIA - 6.9%
ACC Ltd.	5	117
Adani Enterprises Ltd.	26	198
Aditya Birla Nuvo Ltd.	5	137
Ambuja Cements Ltd.	126	434
Apollo Hospitals Enterprise Ltd.	18	321
Asian Paints Ltd.	63	641
Aurobindo Pharma Ltd.	29	447
Bajaj Auto Ltd.	16	624
Bharat Heavy Electricals Ltd.	108	350

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Bharat Petroleum Corp. Ltd.	32	341
Bharti Airtel Ltd.	127	835
Cairn India Ltd.	87	440
Cipla Ltd.	76	771
Coal India Ltd.	99	544
Dabur India Ltd.	118	424
Divi’s Laboratories Ltd.	7	194
DLF Ltd.	87	212
Dr. Reddy’s Laboratories Ltd.	24	1,253
GAIL India Ltd.	70	507
GlaxoSmithKline Consumer Healthcare Ltd.	2	146
Godrej Consumer Products Ltd.	27	432
HCL Technologies Ltd.	49	1,358
HDFC Bank Ltd.	82	1,154
Hero Honda Motors Ltd.	8	367
Hindalco Industries Ltd.	245	620
Hindustan Unilever Ltd.	151	1,814
Housing Development Finance Corp.	303	5,163
ICICI Bank Ltd.	45	1,044
Idea Cellular Ltd.	227	610
Infosys Ltd.	94	5,702
ITC Ltd.	454	2,716
Jaiprakash Associates Ltd.	223	95
Jindal Steel & Power Ltd.	65	182
JSW Steel Ltd.	19	357
Larsen & Toubro Ltd.	63	1,479
LIC Housing Finances Ltd.	50	261
Mahindra & Mahindra Financial Services Ltd.	47	206
Mahindra & Mahindra Ltd.	69	1,517
Mundra Port and Special Economic Zone Ltd.	104	467
Nestle India Ltd.	4	404
NTPC Ltd.	337	756
Oil & Natural Gas Corp. Ltd.	149	982
Oil India Ltd.	31	305
Piramal Healthcare Ltd.	14	172
Power Finance Corp. Ltd.	60	229
Power Grid Corp. of India Ltd.	153	334
Ranbaxy Laboratories Ltd. (c)	24	247
Reliance Capital Ltd.	17	126
Reliance Communications Ltd.	178	284
Reliance Industries Ltd.	258	3,934
Reliance Infrastructure Ltd.	18	168
Reliance Power Ltd. (c)	103	117
Rural Electrification Corp. Ltd.	54	218
Sesa Sterlite Ltd.	230	1,010
Shriram Transport Finance Co. Ltd.	32	475
Siemens Ltd.	11	151
State Bank of India	31	1,207
Sun Pharmaceutical Industries Ltd.	144	1,987
Tata Consultancy Services Ltd.	96	4,260
Tata Motors Ltd.	156	1,270
Tata Power Co. Ltd.	234	313
Tata Steel Ltd.	68	502
Tech Mahindra Ltd.	11	444
Ultratech Cement Ltd.	7	318
United Breweries Ltd.	10	116
United Spirits Ltd. (c)	8	324
Wipro Ltd.	125	1,209
		56,342
INDONESIA - 2.6%
Adaro Energy Tbk PT	2,729	263
Astra Agro Lestari Tbk PT	70	132
Astra International Tbk PT	4,129	2,386
Bank Central Asia Tbk PT	2,560	2,747
Bank Danamon Indonesia Tbk PT - Class A	651	208
Bank Mandiri Persero Tbk PT	1,881	1,555
Bank Negara Indonesia Persero Tbk PT	1,594	720
Bank Rakyat Indonesia Persero Tbk PT	2,220	1,897
Bumi Serpong Damai PT	1,416	179
Charoen Pokphand Indonesia Tbk PT	1,318	459
Global Mediacom Tbk PT	1,395	222
Gudang Garam Tbk PT	94	434
Indo Tambangraya Megah Tbk PT	83	177
Indocement Tunggal Prakarsa Tbk PT	281	499
Indofood CBP Sukses Makmur Tbk PT	224	208
Indofood Sukses Makmur Tbk PT	962	552
Jasa Marga Persero Tbk PT	366	194
Kalbe Farma Tbk PT	4,299	599
Lippo Karawaci Tbk PT	3,760	290
Matahari Department Store Tbk PT	393	523
Media Nusantara Citra Tbk PT	1,272	333
Perusahaan Gas Negara PT	2,261	1,111
PT Semen Indonesia	657	829
Surya Citra Media Tbk PT	740	233
Tambang Batubara Bukit Asam Tbk PT	120	129
Telekomunikasi Indonesia Persero Tbk PT - Class B	10,009	2,398
Tower Bersama Infrastructure Tbk PT	437	287
Unilever Indonesia Tbk PT	319	828
United Tractors Tbk PT	357	584
XL Axiata Tbk PT	701	357
		21,333
MALAYSIA - 3.7%
AirAsia Bhd	199	153
Alliance Financial Group Bhd	265	403
AMMB Holdings Bhd	316	661
Astro Malaysia Holdings Bhd	384	391
Axiata Group Bhd	524	1,120
Berjaya Sports Toto Bhd	109	126
Bumi Armada Bhd	377	218
Bumiputra-Commerce Holdings Bhd	983	2,105
Dialog Group Bhd	642	336
DiGi.Com Bhd	581	1,036
Felda Global Ventures Holdings Bhd	253	272
Gamuda Bhd	400	587
Genting Bhd	416	1,203
Genting Malaysia Bhd	644	821
Genting Plantations Bhd	46	140
Hong Leong Bank Bhd	106	473
Hong Leong Financial Group Bhd	57	305
IHH Healthcare Bhd	526	815
IJM Corp. Bhd	201	396
IOI Corp. Bhd	627	920
IOI Properties Group Sdn Bhd	299	239
Kuala Lumpur Kepong Bhd	91	583
Lafarge Malaysia Bhd	74	233
Malayan Banking Bhd	925	2,807
Malaysia Airports Holdings Bhd	123	281
Maxis Bhd	360	711
MISC Bhd	201	414
MMC Corp. Bhd	133	96
Petronas Chemicals Group Bhd	569	1,081
Petronas Dagangan Bhd	45	272
Petronas Gas Bhd	141	990
PPB Group Bhd	98	422
Public Bank Bhd	547	3,153
RHB Capital Bhd	124	332
Sapurakencana Petroleum Bhd	741	930
Sime Darby Bhd	602	1,681
Telekom Malaysia Bhd	192	386
Tenaga Nasional Bhd	552	2,085
UEM Sunrise Bhd	267	148
UMW Holdings Bhd	133	496
YTL Corp. Bhd	1,016	520

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
YTL Power International Bhd (c)	445	223
		30,564
MEXICO - 4.4%
Alfa SAB de CV - Class A	565	1,944
America Movil SAB de CV - Class L	6,893	8,689
Arca Continental SAB de CV	86	590
Coca-Cola Femsa SAB de CV - Class L	80	810
Controladora Comercial Mexicana SAB de CV - Class C	99	369
El Puerto de Liverpool SAB de CV - Class C	34	398
Fibra Uno Administracion SA de CV	437	1,438
Fomento Economico Mexicano SAB de CV	392	3,606
Genomma Lab Internacional SAB de CV - Class B (c)	142	340
Gentera SAB de CV	211	452
Gruma SAB de CV - Class B (c)	36	382
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	66	446
Grupo Aeroportuario del Sureste SAB de CV - Class B	37	483
Grupo Bimbo SAB de CV - Class A	338	980
Grupo Carso SAB de CV	121	704
Grupo Comercial Chedraui SA de CV - Class B	60	213
Grupo Financiero Banorte SAB de CV	501	3,208
Grupo Financiero Inbursa SAB de CV	469	1,339
Grupo Financiero Santander Mexico SAB de CV - Class B (e)	353	954
Grupo Lala SAB de CV	143	351
Grupo Mexico SAB de CV	766	2,574
Industrias Penoles SAB de CV	26	604
Kimberly-Clark de Mexico SAB de CV	321	756
Mexichem SAB de CV	198	826
Minera Frisco SAB de CV - Class A-1 (c) (e)	130	239
OHL Mexico SAB de CV (c)	142	386
Promotora y Operadora de Infraestructura SAB de CV (c)	48	661
Wal-Mart de Mexico SAB de CV - Class V	1,062	2,673
		36,415
PERU - 0.3%
Cia de Minas Buenaventura SA - ADR	35	401
Credicorp Ltd.	14	2,095
		2,496
PHILIPPINES - 1.2%
Aboitiz Equity Ventures Inc.	450	540
Aboitiz Power Corp.	323	293
Alliance Global Group Inc.	366	211
Ayala Corp.	40	660
Ayala Land Inc.	1,529	1,191
Bank of the Philippine Islands	139	303
BDO Unibank Inc.	356	776
DMCI Holdings Inc.	197	347
Energy Development Corp.	1,613	291
Globe Telecom Inc.	7	252
International Container Terminal Services Inc.	88	216
JG Summit Holdings Inc.	543	699
Jollibee Foods Corp.	74	322
Megaworld Corp.	1,967	220
Metro Pacific Investments Corp.	1,818	198
Metropolitan Bank & Trust Co.	43	84
Philippine Long Distance Telephone Co.	21	1,426
SM Investments Corp.	34	608
SM Prime Holdings Inc.	1,209	471
Universal Robina Corp.	174	721
		9,829
POLAND - 1.7%
Alior Bank SA (c)	11	276
Bank Handlowy w Warszawie SA	7	272
Bank Millennium SA	80	212
Bank Pekao SA	27	1,559
Bank Zachodni WBK SA	6	769
Cyfrowy Polsat SA	43	359
Enea SA	43	212
Energa SA	50	365
Eurocash SA	17	169
Getin Noble Bank SA (c)	188	160
Grupa Lotos SA - Class A (c)	12	105
Jastrzebska Spolka Weglowa SA (c)	8	82
KGHM Polska Miedz SA	29	1,096
LPP SA	—	612
Mbank	3	416
Orange Polska Spolka Akcyjna	122	429
PGE SA	177	1,118
Polski Koncern Naftowy Orlen SA	67	831
Polskie Gornictwo Naftowe i Gazownictwo SA	339	518
Powszechna Kasa Oszczednosci Bank Polski SA	181	2,166
Powszechny Zaklad Ubezpieczen SA	11	1,645
Synthos SA	89	123
Tauron Polska Energia SA	189	306
Zaklady Azotowe w Tarnowie-Moscicach SA	8	149
		13,949
QATAR - 0.6%
Barwa Real Estate Co.	25	276
Commercial Bank of Qatar QSC	6	125
Doha Bank QSC	5	86
Industries Qatar QSC	18	898
Masraf Al Rayan	75	1,148
Qatar Electricity & Water Co.	6	331
Qatar Islamic Bank SAQ	11	343
Qatar National Bank	17	973
Qatar Telecom Qtel QSC	17	603
Vodafone Qatar	71	411
		5,194
RUSSIAN FEDERATION - 4.3%
Alrosa AO	402	360
Gazprom OAO	2,414	8,374
Lukoil OAO	104	5,306
Magnit OJSC - GDR	53	3,022
MegaFon OAO - GDR	19	481
MMC Norilsk Nickel OJSC	11	2,018
Mobile Telesystems OJSC - ADR	103	1,536
Moscow Exchange MICEX-RTS OAO	247	364
NovaTek OAO - GDR	18	1,859
Rosneft OAO	235	1,376
Rostelecom OJSC	182	483
RusHydro JSC	20,352	361
Sberbank of Russia	2,172	4,130
Severstal OAO	41	408
Sistema JSFC - GDR	35	242
Surgutneftegas OAO	1,369	899
Tatneft OAO	283	1,655
Uralkali OJSC	276	972
VTB Bank OJSC	1,109,305	1,063
		34,909
SOUTH AFRICA - 7.2%
African Bank Investments Ltd. (f)	281	8
African Rainbow Minerals Ltd.	20	250
Anglo Platinum Ltd. (c)	10	325
AngloGold Ashanti Ltd. (c)	84	1,010

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Aspen Pharmacare Holdings Ltd.	63	1,885
Assore Ltd.	6	118
Barclays Africa Group Ltd.	70	955
Barloworld Ltd.	40	331
Bidvest Group Ltd.	63	1,584
Brait SA (c)	63	407
Coronation Fund Managers Ltd.	50	426
Discover Ltd.	70	605
Exxaro Resources Ltd. (e)	32	360
FirstRand Ltd.	606	2,305
Foschini Ltd.	36	376
Gold Fields Ltd.	179	694
Growthpoint Properties Ltd.	438	957
Harmony Gold Mining Co. Ltd. (c)	73	160
Impala Platinum Holdings Ltd. (c)	102	788
Imperial Holdings Ltd.	40	612
Investec Ltd.	45	381
Kumba Iron Ore Ltd.	12	289
Liberty Holdings Ltd.	28	310
Life Healthcare Group Holdings Ltd.	197	777
Massmart Holdings Ltd. (e)	21	229
Mediclinic International Ltd.	68	554
MMI Holdings Ltd.	203	472
Mr Price Group Ltd.	50	934
MTN Group Ltd.	342	7,214
Nampak Ltd.	132	483
Naspers Ltd. - Class N	80	8,810
Nedbank Group Ltd. (e)	43	830
Netcare Ltd.	192	537
Northam Platinum Ltd. (c)	90	293
Pick n Pay Stores Ltd.	49	228
PPC Ltd.	99	259
Redefine Properties Ltd.	686	590
Remgro Ltd.	96	1,934
RMB Holdings Ltd.	149	745
RMI Holdings	126	395
Sanlam Ltd.	380	2,196
Sappi Ltd. (c)	98	385
Sasol Ltd.	113	6,117
Shoprite Holdings Ltd.	91	1,124
Spar Group Ltd.	31	349
Standard Bank Group Ltd.	244	2,822
Steinhoff International Holdings Ltd.	423	2,026
Tiger Brands Ltd.	35	982
Truworths International Ltd.	70	423
Vodacom Group Ltd.	78	901
Woolworths Holdings Ltd.	195	1,208
		58,953
SOUTH KOREA - 14.0%
Amorepacific Corp.	1	1,492
AMOREPACIFIC Group	1	645
BS Financial Group Inc.	40	637
Celltrion Inc. (c)	12	577
Cheil Worldwide Inc. (c)	16	330
CJ CheilJedang Corp.	2	630
CJ Corp.	3	453
Daelim Industrial Co. Ltd.	6	396
Daewoo Engineering & Construction Co. Ltd. (c)	24	174
Daewoo International Corp.	11	398
Daewoo Securities Co. Ltd. (c)	42	424
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	21	409
DGB Financial Group Inc.	26	418
Dongbu Insurance Co. Ltd.	8	459
Doosan Corp.	2	151
Doosan Heavy Industries and Construction Co. Ltd.	13	309
Doosan Infracore Co. Ltd. (c)	24	257
E-Mart Co. Ltd.	4	948
GS Engineering & Construction Corp. (c)	10	330
GS Holdings Corp.	11	429
Halla Visteon Climate Control Corp.	8	391
Hana Financial Group Inc.	60	2,195
Hankook Tire Co. Ltd.	14	682
Hanwha Chem Corp.	23	292
Hanwha Corp.	8	217
Hanwha Life Insurance Co. Ltd.	40	272
Hite Jinro Co. Ltd.	6	142
Hotel Shilla Co. Ltd.	7	768
Hyosung Corp.	4	316
Hyundai Department Store Co. Ltd.	3	436
Hyundai Development Co.	13	507
Hyundai Engineering & Construction Co. Ltd.	15	871
Hyundai Glovis Co. Ltd.	3	826
Hyundai Heavy Industries Co. Ltd.	8	1,093
Hyundai Marine & Fire Insurance Co. Ltd.	12	327
Hyundai Merchant Marine Co. Ltd. (c)	12	109
Hyundai Mipo Dockyard Co. Ltd.	2	239
Hyundai Mobis	14	3,344
Hyundai Motor Co.	32	5,706
Hyundai Steel Co.	14	1,006
Hyundai Wia Corp.	3	680
Industrial Bank of Korea	53	800
Kangwon Land Inc.	24	829
KB Financial Group Inc.	80	2,906
KCC Corp.	1	591
Kia Motors Corp.	54	2,753
Korea Aerospace Industries Ltd.	10	375
Korea Electric Power Corp.	51	2,323
Korea Gas Corp. (c)	5	240
Korea Investment Holdings Co. Ltd.	9	489
Korea Kumho Petrochemical	3	192
Korea Zinc Co. Ltd.	2	669
Korean Air Lines Co. Ltd. (c)	5	170
KT Corp. - ADR (e)	27	434
KT&G Corp.	22	1,946
LG Chem Ltd.	9	2,282
LG Corp.	20	1,433
LG Display Co. Ltd. (c)	47	1,517
LG Electronics Inc.	21	1,314
LG Household & Health Care Ltd.	2	849
LG Innotek Co. Ltd. (c)	2	272
LG Telecom Ltd.	41	476
Lotte Chemical	3	384
Lotte Confectionery Co. Ltd.	—	262
Lotte Shopping Co. Ltd.	2	694
LS Corp.	3	215
LS Industrial Systems Co. Ltd.	3	186
Mirae Asset Securities Co. Ltd.	4	179
NCSoft Corp.	3	354
NHN Corp.	6	4,299
OCI Co. Ltd. (c)	3	403
Orion Corp.	1	565
Paradise Co. Ltd.	8	262
POSCO Inc.	13	4,143
S-Oil Corp.	9	351
S1 Corp.	4	333
Samsung C&T Corp.	25	1,782
Samsung Card Co. Ltd.	7	324
Samsung Electro-Mechanics Co. Ltd.	13	597
Samsung Electronics Co. Ltd.	22	25,144
Samsung Engineering Co. Ltd. (c)	5	312
Samsung Fire & Marine Insurance Co. Ltd.	7	1,787

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Samsung Heavy Industries Co. Ltd.	34	801
Samsung Life Insurance Co. Ltd.	12	1,223
Samsung SDI Co.	11	1,282
Samsung Securities Co. Ltd.	12	495
Samsung Techwin Co. Ltd.	7	221
Shinhan Financial Group Co. Ltd.	86	3,948
Shinsegae Co. Ltd.	1	250
SK C&C Co. Ltd.	4	946
SK Holdings Co. Ltd.	5	963
SK Hynix Inc. (c)	116	5,138
SK Innovation Co. Ltd.	12	925
SK Networks Co. Ltd. (c)	22	224
SK Telecom Co. Ltd.	2	552
Woongjin Coway Co. Ltd.	11	874
Woori Finance Holdings Co. Ltd. (c)	65	797
Woori Investment & Securities Co. Ltd.	20	228
Yuhan Corp.	1	214
		114,802
TAIWAN - 11.7%
Acer Inc. (c)	459	322
Advanced Semiconductor Engineering Inc.	1,228	1,434
Advantech Co. Ltd.	68	481
Asia Cement Corp.	499	637
Asia Pacific Telecom Co. Ltd.	424	246
Asustek Computer Inc.	139	1,327
AU Optronics Corp.	1,826	768
Catcher Technology Co. Ltd.	124	1,144
Cathay Financial Holding Co. Ltd.	1,645	2,674
Chailease Holding Co. Ltd.	163	395
Chang Hwa Commercial Bank	877	537
Cheng Shin Rubber Industry Co. Ltd.	310	684
Chicony Electronics Co. Ltd.	121	363
China Airlines Ltd. (c)	499	167
China Development Financial Holding Corp.	2,869	880
China Life Insurance Co. Ltd.	524	432
China Motor Corp.	88	78
China Steel Corp.	2,380	2,033
Chunghwa Telecom Co. Ltd.	741	2,231
Clevo Co.	81	143
Compal Electronics Inc.	883	661
CTBC Financial Holding Co. Ltd.	2,741	1,841
CTCI Corp.	108	184
Delta Electronics Inc.	366	2,312
E. Sun Financial Holding Co. Ltd.	1,405	852
Eclat Textile Co. Ltd.	30	274
Epistar Corp.	162	303
Eva Airways Corp. (c)	322	170
Evergreen Marine Corp. Taiwan Ltd. (c)	363	213
Far Eastern Department Stores Co. Ltd.	167	161
Far Eastern New Century Corp.	619	624
Far EasTone Telecommunications Co. Ltd.	288	552
Farglory Land Development Co. Ltd.	78	92
First Financial Holding Co. Ltd.	1,564	942
Formosa Chemicals & Fibre Corp.	645	1,490
Formosa International Hotels Corp.	6	66
Formosa Petrochemical Corp.	278	674
Formosa Plastics Corp.	854	2,023
Formosa Taffeta Co. Ltd.	142	139
Foxconn Technology Co. Ltd.	178	439
Fubon Financial Holding Co. Ltd.	1,399	2,144
Giant Manufacturing Co. Ltd.	56	436
Hermes Microvision Inc.	8	333
Highwealth Construction Corp.	155	246
Hiwin Technologies Corp.	43	388
Hon Hai Precision Industry Co. Ltd.	2,560	8,063
Hotai Motor Co. Ltd.	46	626
HTC Corp. (c)	138	598
Hua Nan Financial Holdings Co. Ltd.	1,191	695
Innolux Corp.	1,473	636
Inotera Memories Inc. (c)	432	639
Inventec Corp.	409	266
Kinsus Interconnect Technology Corp.	45	167
Largan Precision Co. Ltd.	20	1,431
Lite-On Technology Corp.	443	637
MediaTek Inc.	290	4,298
Mega Financial Holdings Co. Ltd.	2,031	1,665
Merida Industry Co. Ltd.	39	271
Nan Ya Plastics Corp.	1,007	2,204
Novatek Microelectronics Corp.	121	596
Pegatron Corp.	325	597
Phison Electronics Corp.	24	167
Pou Chen Corp.	457	508
Powertech Technology Inc.	164	297
President Chain Store Corp.	118	846
Quanta Computer Inc.	536	1,361
Radiant Opto-Electronics Corp.	100	395
Realtek Semiconductor Corp.	95	337
Ruentex Development Co. Ltd.	169	274
Ruentex Industries Ltd.	132	294
ScinoPharm Taiwan Ltd.	45	93
Shin Kong Financial Holding Co. Ltd.	1,462	443
Siliconware Precision Industries Co.	623	856
Simplo Technology Co. Ltd.	58	278
SinoPac Financial Holdings Co. Ltd.	1,583	679
Standard Foods Corp.	55	123
Synnex Technology International Corp.	231	319
Taishin Financial Holding Co. Ltd.	1,546	724
Taiwan Business Bank (c)	604	178
Taiwan Cement Corp.	687	1,022
Taiwan Cooperative Financial Holding	1,257	677
Taiwan Fertilizer Co. Ltd.	193	318
Taiwan Glass Industrial Corp.	206	171
Taiwan Mobile Co. Ltd.	321	973
Taiwan Semiconductor Manufacturing Co. Ltd.	5,005	19,924
Teco Electric and Machinery Co. Ltd.	423	434
TPK Holding Co. Ltd.	42	251
Transcend Information Inc.	28	93
TSRC Corp.	108	130
U-Ming Marine Transport Corp.	88	134
Uni-President Enterprises Corp.	916	1,589
Unimicron Technology Corp.	232	173
United Microelectronics Corp.	2,600	1,072
Vanguard International Semiconductor Corp.	158	231
Walsin Lihwa Corp. (c)	601	197
Wistron Corp.	509	519
WPG Holdings Co. Ltd.	251	307
Yang Ming Marine Transport Corp. (c)	200	87
Yuanta Financial Holding Co. Ltd.	1,788	881
Yulon Motor Co. Ltd.	164	245
Zhen Ding Technology Holding Ltd.	73	210
		95,734
THAILAND - 2.3%
Advanced Info Service PCL	48	334
Advanced Info Service PCL - NVDR	156	1,085
Airports of Thailand PCL - NVDR	85	627
Bangkok Bank PCL	32	207
Bangkok Bank PCL - NVDR	88	554
Bangkok Dusit Medical Services PCL - NVDR	642	366
Banpu PCL	78	70
Banpu PCL - NVDR	194	176
BEC World PCL	73	106
BEC World PCL - NVDR	95	137
BTS Group Holdings PCL - NVDR	1,160	357
Bumrungrad Hospital PCL	88	356

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Central Pattana PCL - NVDR	284	406
Charoen Pokphand Foods PCL	227	211
Charoen Pokphand Foods PCL - NVDR	280	260
CP ALL PCL	360	496
CP ALL PCL - NVDR	581	801
Glow Energy PCL	42	124
Glow Energy PCL - NVDR	66	192
Home Product Center PCL - NVDR	729	234
Indorama Ventures PCL	100	79
Indorama Ventures PCL - NVDR	147	116
IRPC PCL	813	86
IRPC PCL - NVDR	1,302	138
Kasikornbank PCL	44	317
Kasikornbank PCL - NVDR	334	2,417
Krung Thai Bank PCL - Class F	61	44
Krung Thai Bank PCL	244	178
Krung Thai Bank PCL - NVDR	373	272
Minor International PCL - NVDR	285	326
PTT Exploration & Production PCL	83	411
PTT Exploration & Production PCL - NVDR	186	916
PTT Global Chemical PCL	119	224
PTT Global Chemical PCL - NVDR	202	379
PTT PCL	67	746
PTT PCL - NVDR	105	1,162
Siam Cement PCL	4	57
Siam Cement PCL - NVDR	75	1,045
Siam Commercial Bank PCL	89	496
Siam Commercial Bank PCL - NVDR	243	1,363
Thai Oil PCL	78	123
Thai Oil PCL - NVDR	79	124
TMB Bank PCL - NVDR	2,362	224
True Corp PCL - NVDR (c)	1,824	668
		19,010
TURKEY - 1.5%
Akbank T.A.S.	364	1,186
Anadolu Efes Biracilik Ve Malt Sanayii A/S (c)	38	443
Arcelik A/S	49	262
BIM Birlesik Magazalar A/S	46	960
Coca-Cola Icecek A/S	13	283
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	376	393
Enka Insaat ve Sanayi A/S (c)	89	202
Eregli Demir ve Celik Fabrikalari TAS	255	473
Ford Otomotiv Sanayi A/S (c)	11	131
Haci Omer Sabanci Holding A/S	205	864
KOC Holding A/S	122	562
Koza Altin Isletmeleri A/S	5	40
TAV Havalimanlari Holding A/S	41	326
Tofas Turk Otomobil Fabrikasi A/S	20	114
Tupras Turkiye Petrol Rafinerileri A/S	25	500
Turk Hava Yollari (c)	110	313
Turk Telekomunikasyon A/S	129	341
Turkcell Iletisim Hizmetleri A/S (c)	183	958
Turkiye Garanti Bankasi A/S	459	1,612
Turkiye Halk Bankasi A/S	132	792
Turkiye Is Bankasi SA - Class C	332	737
Turkiye Sise ve Cam Fabrikalari A/S	87	110
Turkiye Vakiflar Bankasi Tao	160	297
Ulker Biskuvi Sanayi A/S	35	232
Yapi ve Kredi Bankasi A/S	156	306
		12,437
UNITED ARAB EMIRATES - 0.6%
Abu Dhabi Commercial Bank PJSC	245	565
Aldar Properties PJSC	659	703
Arabtec Holding Co. (c)	171	214
DP World Ltd.	34	694
Dubai Financial Market	343	313
Dubai Islamic Bank PJSC	78	177
Emaar Properties PJSC	357	1,123
First Gulf Bank PJSC	91	464
National Bank of Abu Dhabi PJSC	127	498
		4,751
UNITED KINGDOM - 0.1%
British American Tobacco Plc	24	519

UNITED STATES OF AMERICA - 0.1%
Southern Copper Corp.	35	1,038
Total Common Stocks (cost $741,522)		747,976

PREFERRED STOCKS - 6.3%
BRAZIL - 4.2%
AES Tiete SA	16	138
Banco Bradesco SA	431	6,157
Banco do Estado do Rio Grande do Sul	37	219
Bradespar SA	42	307
Braskem SA	30	196
Centrais Eletricas Brasileiras SA	33	136
Cia Brasileira de Distribuicao Grupo Pao de Acucar	28	1,234
Cia Energetica de Minas Gerais	153	947
Cia Energetica de Sao Paulo	38	413
Cia Paranaense de Energia	21	280
Gerdau SA	177	849
Itau Unibanco Holding SA	563	7,846
Itausa - Investimentos Itau SA	662	2,521
Lojas Americanas SA	104	589
Metalurgica Gerdau SA	50	291
Oi SA	498	346
Petroleo Brasileiro SA	860	6,396
Suzano Papel e Celulose SA	54	217
Telefonica Brasil SA	61	1,197
Usinas Siderurgicas de Minas Gerais SA - Class A	68	176
Vale SA	394	3,827
		34,282
CHILE - 0.1%
Embotelladora Andina SA - Class B	86	277
Sociedad Quimica y Minera de Chile SA	22	571
		848
COLOMBIA - 0.3%
Banco Davivienda SA	18	261
Bancolombia SA	86	1,216
Grupo Argos SA	24	268
Grupo Aval Acciones y Valores	607	416
Grupo de Inversiones Suramericana SA	16	327
		2,488
MEXICO - 0.8%
Cemex SAB de CV	2,496	3,252
Grupo Televisa SAB	519	3,523
		6,775
RUSSIAN FEDERATION - 0.3%
AK Transneft OAO	—	646
Sberbank of Russia	262	380
Surgutneftegas OAO	1,427	984
		2,010
SOUTH KOREA - 0.6%
Hyundai Motor Co.	4	490
Hyundai Motor Co.	8	858
LG Chem Ltd.	2	241

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Samsung Electronics Co. Ltd.	4	3,503
		5,092
Total Preferred Stocks (cost $57,883)		51,495

RIGHTS - 0.0%
HONG KONG - 0.0%
Agile Property Holdings Ltd. (c) (f)	54	5
Yuexiu Property Co. Ltd. (c)	314	5
Total Rights (cost $0)		10

WARRANTS - 0.0%
THAILAND - 0.0%
Indorama Ventures PCL (c) (f)	25	3
Indorama Ventures PCL (c) (f)	19	3
Total Warrants (cost $0)		6

SHORT TERM INVESTMENTS - 3.9%
Investment Companies - 2.0%
JNL Money Market Fund, 0.01% (a) (h)	16,410	16,410

Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	14,913	14,913

Treasury Securities - 0.1%
U.S. Treasury Bill
0.03%, 12/11/14 (o)	$775	775
0.05%, 03/12/15 (o)	150	150
		925
Total Short Term Investments (cost $32,248)		32,248
Total Investments - 101.4% (cost $831,653)		831,735
Other Assets and Liabilities, Net - (1.4%)		(11,749)
Total Net Assets - 100.0%		$819,986

JNL/Mellon Capital European 30 Fund

COMMON STOCKS - 99.4%
BELGIUM - 6.6%
Belgacom SA	336	$11,698
Colruyt SA (e)	178	7,863
		19,561
FRANCE - 9.8%
Alstom SA (c)	279	9,552
SCOR SE	281	8,765
Total SA (e)	165	10,698
		29,015
GERMANY - 8.8%
Bayerische Motoren Werke AG	86	9,225
Deutsche Lufthansa AG	470	7,387
Hannover Rueck SE	117	9,469
		26,081
ITALY - 10.1%
ENI SpA	415	9,840
Snam Rete Gas SpA	1,802	9,952
Terna Rete Elettrica Nazionale SpA	1,992	9,997
		29,789
NETHERLANDS - 9.2%
Koninklijke Ahold NV	511	8,274
Koninklijke KPN NV	2,997	9,595
Wolters Kluwer NV	351	9,355
		27,224
PORTUGAL - 4.0%
Energias de Portugal SA	2,704	11,800

SWEDEN - 9.6%
Hexagon AB - Class B	319	10,073
Lundin Petroleum AB (c)	510	8,614
Nordea Bank AB	752	9,742
		28,429
SWITZERLAND - 14.8%
Aryzta AG	129	11,095
Novartis AG	125	11,727
Swisscom AG	19	10,720
Zurich Financial Services AG	35	10,281
		43,823
UNITED KINGDOM - 26.5%
Admiral Group Plc	460	9,532
Aviva Plc	1,355	11,463
BAE Systems Plc	1,389	10,572
Centrica Plc	1,740	8,674
National Grid Plc	759	10,916
Reed Elsevier Plc	667	10,669
Scottish & Southern Energy Plc	444	11,126
Tesco Plc	1,816	5,425
		78,377
Total Common Stocks (cost $308,033)		294,099

SHORT TERM INVESTMENTS - 3.0%
Investment Companies - 0.2%
JNL Money Market Fund, 0.01% (a) (h)	614	614

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	8,253	8,253
Total Short Term Investments (cost $8,867)		8,867
Total Investments - 102.4% (cost $316,900)		302,966
Other Assets and Liabilities, Net - (2.4%)		(7,051)
Total Net Assets - 100.0%		$295,915

JNL/Mellon Capital Pacific Rim 30 Fund

COMMON STOCKS - 98.0%
AUSTRALIA - 19.1%
AGL Energy Ltd.	399	$4,727
Caltex Australia Ltd.	306	7,502
Insurance Australia Group Ltd.	1,040	5,574
Metcash Ltd. (e)	1,926	4,435
Toll Holdings Ltd. (e)	1,051	5,185
Woodside Petroleum Ltd.	158	5,623
		33,046
HONG KONG - 17.5%
Cheung Kong Holdings Ltd.	345	5,675
CLP Holdings Ltd.	690	5,539
First Pacific Co. Ltd.	4,944	5,128
NWS Holdings Ltd.	3,534	6,285
PCCW Ltd.	12,131	7,624
		30,251
JAPAN - 46.8%
Air Water Inc.	387	5,765

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Aozora Bank Ltd.	1,870	6,323
Central Japan Railway Co.	45	6,124
Marubeni Corp.	742	5,075
Mitsubishi Corp.	277	5,675
Mitsui & Co. Ltd.	383	6,034
Nippon Steel Corp.	1,602	4,159
Osaka Gas Co. Ltd.	1,354	5,437
Resona Holdings Inc.	1,030	5,810
Sojitz Corp. (e)	2,975	4,670
Sumitomo Corp. (e)	427	4,709
Tokyo Electric Power Co. Inc. (c)	1,084	3,795
Tokyo Gas Co. Ltd.	1,086	6,101
Toyo Suisan Kaisha Ltd. (e)	177	5,877
West Japan Railway Co.	124	5,536
		81,090
SINGAPORE - 14.6%
Jardine Cycle & Carriage Ltd.	190	6,385
Olam International Ltd.	4,538	8,335
Singapore Telecommunications Ltd.	1,916	5,704
Wilmar International Ltd. (e)	2,019	4,884
		25,308
Total Common Stocks (cost $162,847)		169,695

INVESTMENT COMPANIES - 1.1%
Vanguard MSCI Pacific ETF	32	1,894
Total Investment Companies (cost $1,942)		1,894

SHORT TERM INVESTMENTS - 6.9%
Investment Companies - 0.2%
JNL Money Market Fund, 0.01% (a) (h)	270	270

Securities Lending Collateral - 6.7%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	11,601	11,601
Total Short Term Investments (cost $11,871)		11,871
Total Investments - 106.0% (cost $176,660)		183,460
Other Assets and Liabilities, Net - (6.0%)		(10,329)
Total Net Assets - 100.0%		$173,131

JNL/Mellon Capital S&P 500 Index Fund

COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 11.4%
Amazon.com Inc. (c)	79	$25,324
AutoNation Inc. (c)	13	661
AutoZone Inc. (c)	7	3,494
Bed Bath & Beyond Inc. (c)	43	2,851
Best Buy Co. Inc.	54	1,810
BorgWarner Inc.	46	2,427
Cablevision Systems Corp. - Class A (e)	43	754
Carmax Inc. (c)	45	2,084
Carnival Corp.	88	3,542
CBS Corp. - Class B	101	5,416
Chipotle Mexican Grill Inc. - Class A (c) (e)	6	4,264
Coach Inc.	56	1,989
Comcast Corp. - Class A	540	29,027
D.R. Horton Inc.	68	1,391
Darden Restaurants Inc. (e)	25	1,306
Delphi Automotive Plc	62	3,793
DIRECTV (c)	104	8,993
Discovery Communications Inc. - Class A (c)	32	1,210
Discovery Communications Inc. - Class C (c)	56	2,086
Dollar General Corp. (c)	63	3,837
Dollar Tree Inc. (c)	44	2,489
Expedia Inc.	22	1,907
Family Dollar Stores Inc.	19	1,434
Ford Motor Co.	819	12,111
Fossil Group Inc. (c)	10	963
GameStop Corp. - Class A (e)	23	958
Gannett Co. Inc.	45	1,333
Gap Inc.	53	2,229
Garmin Ltd. (e)	25	1,302
General Motors Co.	279	8,918
Genuine Parts Co.	31	2,712
Goodyear Tire & Rubber Co.	59	1,338
H&R Block Inc.	57	1,776
Harley-Davidson Inc.	45	2,594
Harman International Industries Inc.	13	1,317
Hasbro Inc.	23	1,243
Home Depot Inc.	280	25,674
Interpublic Group of Cos. Inc.	83	1,522
Johnson Controls Inc.	140	6,174
Kohl’s Corp.	43	2,608
L Brands Inc.	51	3,387
Leggett & Platt Inc. (e)	28	984
Lennar Corp. - Class A	37	1,435
Lowe’s Cos. Inc.	207	10,975
Macy’s Inc.	76	4,416
Marriott International Inc. - Class A	46	3,228
Mattel Inc.	69	2,106
McDonald’s Corp.	205	19,450
McGraw-Hill Financial. Inc.	57	4,801
Michael Kors Holdings Ltd. (c)	42	3,027
Mohawk Industries Inc. (c)	12	1,625
Netflix Inc. (c)	12	5,507
Newell Rubbermaid Inc.	60	2,060
News Corp. - Class A (c)	104	1,702
Nike Inc. - Class B	147	13,076
Nordstrom Inc.	29	1,973
O’Reilly Automotive Inc. (c)	22	3,298
Omnicom Group Inc.	53	3,658
PetSmart Inc.	20	1,414
Priceline Group Inc. (c)	11	12,545
Pulte Homes Inc.	67	1,185
PVH Corp.	16	1,987
Ralph Lauren Corp. - Class A	12	2,004
Ross Stores Inc.	44	3,298
Scripps Networks Interactive Inc. - Class A	22	1,732
Staples Inc.	133	1,604
Starbucks Corp.	157	11,852
Starwood Hotels & Resorts Worldwide Inc.	39	3,226
Target Corp.	130	8,133
Tiffany & Co.	22	2,160
Time Warner Cable Inc.	57	8,216
Time Warner Inc.	178	13,395
TJX Cos. Inc.	144	8,533
Tractor Supply Co.	28	1,726
TripAdvisor Inc. (c)	22	2,047
Twenty-First Century Fox Inc. - Class A	392	13,438
Under Armour Inc. - Class A (c)	33	2,296
Urban Outfitters Inc. (c)	22	796
VF Corp.	73	4,792
Viacom Inc. - Class B	79	6,108
Walt Disney Co.	329	29,261
Whirlpool Corp.	16	2,302
Wyndham Worldwide Corp.	26	2,140
Wynn Resorts Ltd.	17	3,121
Yum! Brands Inc.	91	6,580
		429,460

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CONSUMER STAPLES - 9.3%
Altria Group Inc.	413	18,990
Archer-Daniels-Midland Co.	135	6,916
Avon Products Inc.	87	1,099
Brown-Forman Corp. - Class B	33	2,947
Campbell Soup Co.	36	1,532
Clorox Co. (e)	26	2,525
Coca-Cola Co.	817	34,845
Coca-Cola Enterprises Inc.	51	2,269
Colgate-Palmolive Co.	180	11,734
ConAgra Foods Inc.	87	2,891
Constellation Brands Inc. - Class A (c)	35	3,045
Costco Wholesale Corp.	91	11,455
CVS Caremark Corp.	243	19,362
Dr. Pepper Snapple Group Inc.	40	2,548
Estee Lauder Cos. Inc. - Class A	47	3,532
General Mills Inc.	129	6,501
Hershey Co.	32	3,021
Hormel Foods Corp.	27	1,363
JM Smucker Co.	21	2,115
Kellogg Co.	53	3,277
Keurig Green Mountain Inc.	26	3,345
Kimberly-Clark Corp.	78	8,414
Kraft Foods Group Inc.	122	6,904
Kroger Co.	102	5,306
Lorillard Inc.	75	4,482
McCormick & Co. Inc.	27	1,789
Mead Johnson Nutrition Co.	42	4,080
Molson Coors Brewing Co. - Class B	32	2,384
Mondelez International Inc. - Class A	349	11,952
Monster Beverage Corp. (c)	28	2,564
PepsiCo Inc.	315	29,347
Philip Morris International Inc.	327	27,275
Procter & Gamble Co.	561	46,973
Reynolds American Inc.	63	3,730
Safeway Inc.	51	1,764
Sysco Corp. (e)	118	4,491
Tyson Foods Inc. - Class A	60	2,375
Wal-Mart Stores Inc.	328	25,116
Walgreen Co.	182	10,763
Whole Foods Market Inc.	75	2,856
		347,877
ENERGY - 9.3%
Anadarko Petroleum Corp.	105	10,624
Apache Corp.	81	7,613
Baker Hughes Inc.	89	5,795
Cabot Oil & Gas Corp. - Class A	87	2,846
Cameron International Corp. (c)	44	2,953
Chesapeake Energy Corp.	103	2,371
Chevron Corp.	395	47,121
Cimarex Energy Co.	17	2,175
ConocoPhillips	254	19,451
CONSOL Energy Inc.	48	1,814
Denbury Resources Inc.	73	1,093
Devon Energy Corp.	80	5,456
Diamond Offshore Drilling Inc. (e)	14	471
Ensco Plc - Class A (e)	47	1,921
EOG Resources Inc.	113	11,237
EQT Corp.	32	2,909
Exxon Mobil Corp.	886	83,342
FMC Technologies Inc. (c)	47	2,568
Halliburton Co.	177	11,404
Helmerich & Payne Inc.	22	2,191
Hess Corp.	55	5,188
Kinder Morgan Inc. (e)	140	5,380
Marathon Oil Corp.	143	5,357
Marathon Petroleum Corp.	59	5,003
Murphy Oil Corp.	36	2,053
Nabors Industries Ltd.	57	1,305
National Oilwell Varco Inc.	88	6,693
Newfield Exploration Co. (c)	27	1,002
Noble Corp plc	51	1,132
Noble Energy Inc.	74	5,057
Occidental Petroleum Corp.	162	15,586
Phillips 66	118	9,568
Pioneer Natural Resources Co.	29	5,774
QEP Resources Inc.	35	1,086
Range Resources Corp.	35	2,342
Schlumberger Ltd.	271	27,527
Southwestern Energy Co. (c)	74	2,595
Spectra Energy Corp.	140	5,501
Tesoro Corp.	27	1,618
Transocean Ltd. (e)	72	2,292
Valero Energy Corp.	109	5,041
Williams Cos. Inc.	141	7,790
		350,245
FINANCIALS - 15.5%
ACE Ltd.	70	7,321
Affiliated Managers Group Inc. (c)	11	2,297
AFLAC Inc.	96	5,569
Allstate Corp.	92	5,668
American Express Co.	188	16,484
American International Group Inc.	297	16,026
American Tower Corp.	81	7,591
Ameriprise Financial Inc.	40	4,911
Aon Plc - Class A	62	5,413
Apartment Investment & Management Co. - Class A	29	920
Assurant Inc.	16	1,011
AvalonBay Communities Inc.	27	3,817
Bank of America Corp.	2,187	37,288
Bank of New York Mellon Corp. (a)	236	9,121
BB&T Corp.	149	5,541
Berkshire Hathaway Inc. - Class B (c)	378	52,236
BlackRock Inc.	26	8,549
Boston Properties Inc.	32	3,658
Capital One Financial Corp.	118	9,603
CBRE Group Inc. - Class A (c)	59	1,749
Charles Schwab Corp.	243	7,135
Chubb Corp.	51	4,654
Cincinnati Financial Corp.	30	1,408
Citigroup Inc.	629	32,578
CME Group Inc.	65	5,190
Comerica Inc.	36	1,797
Discover Financial Services	97	6,227
E*TRADE Financial Corp. (c)	61	1,373
Equity Residential	75	4,603
Essex Property Trust Inc.	13	2,253
Fifth Third Bancorp	182	3,636
Franklin Resources Inc.	82	4,465
General Growth Properties Inc.	129	3,032
Genworth Financial Inc. - Class A (c)	106	1,389
Goldman Sachs Group Inc.	85	15,651
Hartford Financial Services Group Inc.	91	3,377
HCP Inc.	96	3,814
Health Care REIT Inc.	67	4,176
Host Hotels & Resorts Inc.	157	3,343
Hudson City Bancorp Inc.	98	950
Huntington Bancshares Inc.	164	1,594
Intercontinental Exchange Inc.	24	4,619
Invesco Ltd.	88	3,490
JPMorgan Chase & Co.	783	47,198
KeyCorp	183	2,446

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Kimco Realty Corp.	83	1,820
Legg Mason Inc.	20	1,045
Leucadia National Corp.	63	1,502
Lincoln National Corp.	56	2,991
Loews Corp.	61	2,549
M&T Bank Corp.	28	3,403
Macerich Co.	29	1,820
Marsh & McLennan Cos. Inc.	113	5,911
MetLife Inc.	233	12,537
Moody’s Corp.	39	3,644
Morgan Stanley	316	10,921
NASDAQ OMX Group Inc.	24	1,003
Navient Corp.	88	1,567
Northern Trust Corp.	45	3,085
People’s United Financial Inc. (e)	65	944
Plum Creek Timber Co. Inc.	36	1,385
PNC Financial Services Group Inc.	111	9,509
Principal Financial Group Inc.	55	2,889
Progressive Corp.	110	2,788
ProLogis Inc.	105	3,951
Prudential Financial Inc.	96	8,481
Public Storage	30	5,016
Regions Financial Corp.	299	3,005
Simon Property Group Inc.	65	10,734
State Street Corp.	90	6,602
SunTrust Banks Inc.	110	4,197
T. Rowe Price Group Inc.	55	4,308
Torchmark Corp.	27	1,416
Travelers Cos. Inc.	71	6,640
U.S. Bancorp	378	15,815
Unum Group	51	1,768
Ventas Inc.	61	3,761
Vornado Realty Trust	37	3,661
Wells Fargo & Co.	987	51,198
Weyerhaeuser Co.	117	3,719
XL Group Plc	56	1,863
Zions Bancorp	36	1,055
		583,674
HEALTH CARE - 13.4%
Abbott Laboratories	316	13,156
AbbVie Inc.	330	19,033
Actavis plc (c)	55	13,248
Aetna Inc.	75	6,040
Agilent Technologies Inc.	68	3,888
Alexion Pharmaceuticals Inc. (c)	41	6,800
Allergan Inc.	62	11,056
AmerisourceBergen Corp.	46	3,588
Amgen Inc.	157	21,991
Baxter International Inc.	111	7,994
Becton Dickinson & Co.	40	4,557
Biogen Idec Inc. (c)	49	16,231
Boston Scientific Corp. (c)	270	3,187
Bristol-Myers Squibb Co.	344	17,593
Cardinal Health Inc.	70	5,270
CareFusion Corp. (c)	42	1,912
Celgene Corp. (c)	168	15,962
Cerner Corp. (c)	61	3,636
CIGNA Corp.	56	5,104
Covidien Plc	93	8,018
CR Bard Inc. (e)	16	2,265
DaVita HealthCare Partners Inc. (c)	35	2,595
Dentsply International Inc.	28	1,274
Edwards Lifesciences Corp. (c)	22	2,218
Eli Lilly & Co.	203	13,163
Express Scripts Holding Co. (c)	155	10,957
Gilead Sciences Inc. (c)	314	33,454
Hospira Inc. (c)	35	1,799
Humana Inc.	31	4,076
Intuitive Surgical Inc. (c)	8	3,669
Johnson & Johnson	587	62,566
Laboratory Corp. of America Holdings (c)	17	1,771
Mallinckrodt Plc (c)	23	2,117
McKesson Corp.	48	9,308
Medtronic Inc.	204	12,622
Merck & Co. Inc.	600	35,552
Mylan Inc. (c)	79	3,590
Patterson Cos. Inc. (e)	17	690
PerkinElmer Inc.	22	967
Perrigo Co. Plc	28	4,216
Pfizer Inc.	1,321	39,056
Quest Diagnostics Inc. (e)	30	1,794
Regeneron Pharmaceuticals Inc. (c)	15	5,548
St. Jude Medical Inc.	59	3,518
Stryker Corp.	62	4,985
Tenet Healthcare Corp. (c)	20	1,210
Thermo Fisher Scientific Inc.	83	10,063
UnitedHealth Group Inc.	204	17,618
Universal Health Services Inc. - Class B	17	1,821
Varian Medical Systems Inc. (c)	21	1,688
Vertex Pharmaceuticals Inc. (c)	50	5,581
Waters Corp. (c)	17	1,697
WellPoint Inc.	57	6,833
Zimmer Holdings Inc.	35	3,550
Zoetis Inc. - Class A	103	3,822
		505,917
INDUSTRIALS - 10.0%
3M Co.	134	19,018
ADT Corp. (e)	42	1,483
Allegion Plc	18	873
AMETEK Inc.	49	2,466
Avery Dennison Corp.	20	910
Boeing Co.	139	17,746
Caterpillar Inc.	130	12,845
CH Robinson Worldwide Inc.	32	2,111
Cintas Corp.	20	1,443
CSX Corp.	208	6,679
Cummins Inc.	36	4,733
Danaher Corp.	125	9,478
Deere & Co.	75	6,128
Delta Air Lines Inc.	177	6,407
Dover Corp.	34	2,733
Dun & Bradstreet Corp.	8	917
Eaton Corp. Plc	99	6,264
Emerson Electric Co.	146	9,147
Equifax Inc.	25	1,903
Expeditors International of Washington Inc.	40	1,629
Fastenal Co.	57	2,546
FedEx Corp.	55	8,931
Flowserve Corp.	28	1,958
Fluor Corp.	33	2,173
General Dynamics Corp.	66	8,407
General Electric Co.	2,081	53,305
Honeywell International Inc.	163	15,149
Illinois Tool Works Inc.	76	6,424
Ingersoll-Rand Plc	55	3,086
Iron Mountain Inc.	33	1,085
Jacobs Engineering Group Inc. (c)	28	1,349
Joy Global Inc.	21	1,133
Kansas City Southern	22	2,668
L-3 Communications Holdings Inc.	17	2,078
Lockheed Martin Corp.	55	10,086
Masco Corp.	69	1,659
Nielsen NV	63	2,778
Norfolk Southern Corp.	65	7,217

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Northrop Grumman Systems Corp.	45	5,880
PACCAR Inc.	74	4,219
Pall Corp.	23	1,895
Parker Hannifin Corp.	31	3,519
Pentair Plc	41	2,658
Pitney Bowes Inc.	42	1,046
Precision Castparts Corp.	30	7,060
Quanta Services Inc. (c)	47	1,699
Raytheon Co.	66	6,661
Republic Services Inc. - Class A	55	2,162
Robert Half International Inc.	27	1,344
Rockwell Automation Inc.	29	3,206
Rockwell Collins Inc.	28	2,210
Roper Industries Inc.	21	3,081
Ryder System Inc.	11	952
Snap-On Inc.	11	1,382
Southwest Airlines Co.	148	4,986
Stanley Black & Decker Inc.	32	2,853
Stericycle Inc. (c)	17	2,010
Textron Inc.	57	2,049
Tyco International Ltd.	96	4,275
Union Pacific Corp.	188	20,405
United Parcel Service Inc. - Class B	146	14,369
United Rentals Inc. (c)	18	2,035
United Technologies Corp.	175	18,429
Waste Management Inc.	90	4,277
WW Grainger Inc.	12	3,129
Xylem Inc.	37	1,297
		376,033
INFORMATION TECHNOLOGY - 19.0%
Accenture Plc - Class A	132	10,767
Adobe Systems Inc. (c)	96	6,645
Akamai Technologies Inc. (c)	37	2,229
Alliance Data Systems Corp. (c)	11	2,699
Altera Corp.	64	2,285
Amphenol Corp. - Class A	32	3,183
Analog Devices Inc.	64	3,187
Apple Inc.	1,244	125,347
Applied Materials Inc.	254	5,480
Autodesk Inc. (c)	47	2,585
Automatic Data Processing Inc.	100	8,341
Avago Technologies Ltd.	52	4,485
Broadcom Corp. - Class A	116	4,695
CA Inc.	66	1,849
Cisco Systems Inc.	1,067	26,853
Citrix Systems Inc. (c)	37	2,639
Cognizant Technology Solutions Corp. - Class A (c)	124	5,570
Computer Sciences Corp.	29	1,772
Corning Inc.	270	5,229
eBay Inc. (c)	235	13,314
Electronic Arts Inc. (c)	65	2,306
EMC Corp.	425	12,421
F5 Networks Inc. (c)	15	1,812
Facebook Inc. - Class A (c)	401	31,699
Fidelity National Information Services Inc.	58	3,287
First Solar Inc. (c)	14	940
Fiserv Inc. (c)	53	3,415
FLIR Systems Inc.	28	879
Google Inc. - Class A (c)	59	34,580
Google Inc. - Class C (c)	59	33,931
Harris Corp.	21	1,413
Hewlett-Packard Co.	393	13,939
Intel Corp.	1,030	35,853
International Business Machines Corp.	193	36,647
Intuit Inc.	59	5,157
Jabil Circuit Inc.	37	737
Juniper Networks Inc.	85	1,884
KLA-Tencor Corp.	33	2,619
Lam Research Corp.	33	2,471
Linear Technology Corp.	47	2,083
MasterCard Inc. - Class A	205	15,149
Microchip Technology Inc. (e)	41	1,959
Micron Technology Inc. (c)	222	7,600
Microsoft Corp.	1,703	78,953
Motorola Solutions Inc.	46	2,938
NetApp Inc.	70	3,024
Nvidia Corp.	108	1,992
Oracle Corp.	679	25,977
Paychex Inc.	65	2,857
QUALCOMM Inc.	350	26,183
Red Hat Inc. (c)	38	2,137
Salesforce.com Inc. (c)	117	6,741
SanDisk Corp.	47	4,591
Seagate Technology	67	3,864
Symantec Corp.	143	3,368
TE Connectivity Ltd.	83	4,598
Teradata Corp. (c)	33	1,371
Texas Instruments Inc.	225	10,745
Total System Services Inc.	32	987
VeriSign Inc. (c) (e)	26	1,433
Visa Inc. - Class A	102	21,858
Western Digital Corp.	44	4,273
Western Union Co. (e)	111	1,786
Xerox Corp.	242	3,208
Xilinx Inc.	56	2,358
Yahoo! Inc. (c)	196	7,978
		715,155
MATERIALS - 3.3%
Air Products & Chemicals Inc.	40	5,221
Airgas Inc.	13	1,429
Alcoa Inc.	247	3,970
Allegheny Technologies Inc.	22	802
Ball Corp.	29	1,832
Bemis Co. Inc.	20	775
CF Industries Holdings Inc.	10	2,911
Dow Chemical Co.	235	12,303
E.I. du Pont de Nemours & Co.	192	13,809
Eastman Chemical Co.	31	2,500
Ecolab Inc.	57	6,492
FMC Corp.	26	1,513
Freeport-McMoRan Copper & Gold Inc.	213	6,961
International Flavors & Fragrances Inc.	16	1,530
International Paper Co.	90	4,277
LyondellBasell Industries NV - Class A	87	9,413
Martin Marietta Materials Inc.	13	1,624
MeadWestvaco Corp.	34	1,407
Monsanto Co.	109	12,232
Mosaic Co.	68	3,038
Newmont Mining Corp.	99	2,285
Nucor Corp.	66	3,574
Owens-Illinois Inc. (c)	32	845
PPG Industries Inc.	29	5,644
Praxair Inc.	60	7,790
Sealed Air Corp.	38	1,335
Sherwin-Williams Co.	18	3,837
Sigma-Aldrich Corp.	24	3,276
Vulcan Materials Co.	28	1,685
		124,310
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	1,078	37,971
CenturyLink Inc.	120	4,925
Crown Castle International Corp.	69	5,538

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Frontier Communications Corp. (e)	198	1,286
Verizon Communications Inc.	859	42,953
Windstream Holdings Inc. (e)	117	1,260
		93,933
UTILITIES - 3.0%
AES Corp.	132	1,871
AGL Resources Inc.	23	1,196
Ameren Corp.	51	1,943
American Electric Power Co. Inc.	102	5,326
CenterPoint Energy Inc.	86	2,102
CMS Energy Corp.	57	1,699
Consolidated Edison Inc.	61	3,433
Dominion Resources Inc.	121	8,333
DTE Energy Co.	37	2,794
Duke Energy Corp.	147	10,966
Edison International	68	3,828
Entergy Corp.	37	2,872
Exelon Corp.	179	6,101
FirstEnergy Corp.	88	2,968
Integrys Energy Group Inc.	16	1,017
NextEra Energy Inc.	91	8,508
NiSource Inc.	63	2,576
Northeast Utilities	67	2,949
NRG Energy Inc.	70	2,126
Oneok Inc.	44	2,883
Pepco Holdings Inc.	49	1,316
PG&E Corp.	96	4,336
Pinnacle West Capital Corp.	22	1,175
PPL Corp.	132	4,350
Public Service Enterprise Group Inc.	105	3,893
SCANA Corp.	30	1,508
Sempra Energy	48	5,019
Southern Co.	185	8,070
TECO Energy Inc. (e)	41	713
Wisconsin Energy Corp. (e)	46	1,966
Xcel Energy Inc.	105	3,193
		111,030
Total Common Stocks (cost $2,603,389)		3,637,634

SHORT TERM INVESTMENTS - 4.0%
Investment Companies - 3.1%
JNL Money Market Fund, 0.01% (a) (h)	116,886	116,886

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	29,723	29,723

Treasury Securities - 0.1%
U.S. Treasury Bill
0.03%, 12/11/14 (o)	$5,290	5,290
0.05%, 03/12/15 (o)	860	860
		6,150
Total Short Term Investments (cost $152,759)		152,759
Total Investments - 100.7% (cost $2,756,148)		3,790,393
Other Assets and Liabilities, Net - (0.7%)		(27,201)
Total Net Assets - 100.0%		$3,763,192

JNL/Mellon Capital S&P 400 MidCap Index Fund

COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 13.2%
Aaron’s Inc.	76	$1,849
Abercrombie & Fitch Co. - Class A	81	2,931
Advance Auto Parts Inc.	81	10,603
AMC Networks Inc. - Class A (c)	66	3,881
American Eagle Outfitters Inc. (e)	194	2,820
Ann Inc. (c)	53	2,161
Apollo Education Group Inc. - Class A (c)	109	2,736
Ascena Retail Group Inc. (c)	146	1,937
Bally Technologies Inc. (c)	44	3,579
Big Lots Inc.	62	2,657
Brinker International Inc.	72	3,659
Brunswick Corp.	104	4,373
Cabela’s Inc. - Class A (c) (e)	53	3,096
Carter’s Inc.	59	4,573
Cheesecake Factory Inc.	52	2,359
Chico’s FAS Inc.	170	2,505
Cinemark Holdings Inc.	115	3,919
CST Brands Inc.	84	3,009
Deckers Outdoor Corp. (c)	39	3,781
DeVry Education Group Inc.	64	2,747
Dick’s Sporting Goods Inc.	111	4,885
Domino’s Pizza Inc.	61	4,717
DreamWorks Animation SKG Inc. - Class A (c) (e)	79	2,145
Foot Locker Inc.	162	8,996
Gentex Corp.	163	4,370
Graham Holdings Co	5	3,366
Guess? Inc.	71	1,566
HanesBrands Inc.	112	11,992
HSN Inc.	37	2,247
International Game Technology	276	4,663
International Speedway Corp. - Class A	32	999
J.C. Penney Co. Inc. (c) (e)	337	3,386
Jarden Corp. (c)	133	7,981
John Wiley & Sons Inc. - Class A	52	2,922
Kate Spade & Co. (c)	141	3,711
KB Home (e)	99	1,482
Lamar Advertising Co. - Class A	89	4,376
Life Time Fitness Inc. (c) (e)	42	2,107
Live Nation Inc. (c)	162	3,883
LKQ Corp. (c)	337	8,957
MDC Holdings Inc. (e)	45	1,134
Meredith Corp.	41	1,734
New York Times Co. - Class A (e)	142	1,593
NVR Inc. (c)	4	5,036
Office Depot Inc. (c)	542	2,786
Panera Bread Co. - Class A (c) (e)	29	4,714
Polaris Industries Inc.	69	10,295
Rent-A-Center Inc.	61	1,845
Service Corp. International	239	5,049
Signet Jewelers Ltd.	89	10,193
Sotheby’s - Class A	72	2,557
Tempur Sealy International Inc. (c)	68	3,831
Thor Industries Inc.	52	2,670
Time Inc. (c)	123	2,884
Toll Brothers Inc. (c)	181	5,649
Tupperware Brands Corp.	56	3,897
Wendy’s Co.	308	2,542
Williams-Sonoma Inc.	98	6,508
		232,843
CONSUMER STAPLES - 3.1%
Church & Dwight Co. Inc.	152	10,637
Dean Foods Co. (e)	102	1,357
Energizer Holdings Inc.	69	8,481
Flowers Foods Inc.	206	3,785
Hain Celestial Group Inc. (c)	56	5,738
Ingredion Inc.	83	6,316
Lancaster Colony Corp.	21	1,821

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Post Holdings Inc. (c) (e)	49	1,640
SUPERVALU Inc. (c)	230	2,059
Tootsie Roll Industries Inc. (e)	24	676
United Natural Foods Inc. (c)	56	3,416
Universal Corp. (e)	26	1,134
WhiteWave Foods Co. - Class A (c)	194	7,058
		54,118
ENERGY - 5.4%
Atwood Oceanics Inc. (c)	67	2,923
Bill Barrett Corp. (c)	56	1,239
CARBO Ceramics Inc. (e)	22	1,291
Dresser-Rand Group Inc. (c)	86	7,033
Dril-Quip Inc. (c)	45	4,001
Energen Corp.	82	5,922
Gulfport Energy Corp. (c)	95	5,098
Helix Energy Solutions Group Inc. (c)	110	2,424
HollyFrontier Corp.	222	9,683
Murphy USA Inc. (c)	49	2,576
Oceaneering International Inc.	121	7,854
Oil States International Inc. (c)	61	3,745
Patterson-UTI Energy Inc.	164	5,323
Peabody Energy Corp.	298	3,690
Rosetta Resources Inc. (c)	69	3,055
Rowan Cos. Plc - Class A	138	3,505
SM Energy Co.	75	5,844
Superior Energy Services Inc.	175	5,737
Tidewater Inc.	55	2,159
Unit Corp. (c)	52	3,024
World Fuel Services Corp.	81	3,229
WPX Energy Inc. (c)	227	5,468
		94,823
FINANCIALS - 21.6%
Alexander & Baldwin Inc.	51	1,820
Alexandria Real Estate Equities Inc.	80	5,904
Alleghany Corp. (c)	18	7,686
American Campus Communities Inc.	117	4,279
American Financial Group Inc.	84	4,847
Arthur J Gallagher & Co.	178	8,076
Aspen Insurance Holdings Ltd.	73	3,138
Associated Bancorp	177	3,077
Astoria Financial Corp.	95	1,171
BancorpSouth Inc.	96	1,929
Bank of Hawaii Corp.	50	2,851
BioMed Realty Trust Inc.	218	4,410
Brown & Brown Inc.	133	4,267
Camden Property Trust	96	6,550
Cathay General Bancorp	82	2,037
CBOE Holdings Inc.	95	5,092
City National Corp.	54	4,051
Commerce Bancshares Inc.	89	3,993
Corporate Office Properties Trust	98	2,529
Cullen/Frost Bankers Inc.	61	4,689
Duke Realty Corp.	382	6,556
East West Bancorp Inc.	160	5,450
Eaton Vance Corp.	135	5,093
Equity One Inc.	85	1,845
Everest Re Group Ltd.	51	8,263
Extra Space Storage Inc.	123	6,345
Federal Realty Investment Trust	76	8,984
Federated Investors Inc. - Class B (e)	107	3,135
First American Financial Corp. (e)	120	3,249
First Horizon National Corp.	265	3,259
First Niagara Financial Group Inc.	396	3,300
FirstMerit Corp.	185	3,258
Fulton Financial Corp.	209	2,321
Hancock Holding Co.	90	2,894
Hanover Insurance Group Inc.	49	3,029
HCC Insurance Holdings Inc.	112	5,393
Highwoods Properties Inc.	101	3,924
Home Properties Inc.	64	3,728
Hospitality Properties Trust	167	4,496
International Bancshares Corp.	64	1,571
Janus Capital Group Inc.	165	2,399
Jones Lang LaSalle Inc.	50	6,291
Kemper Corp.	56	1,908
Kilroy Realty Corp.	93	5,536
LaSalle Hotel Properties	117	3,989
Liberty Property Trust	165	5,489
Mack-Cali Realty Corp.	101	1,921
Mercury General Corp.	42	2,032
Mid-America Apartment Communities Inc.	84	5,502
MSCI Inc. - Class A	130	6,133
National Retail Properties Inc. (e)	140	4,841
New York Community Bancorp Inc. (e)	494	7,843
Old Republic International Corp.	272	3,878
Omega Healthcare Investors Inc. (e)	142	4,869
PacWest Bancorp	107	4,421
Potlatch Corp.	46	1,864
Primerica Inc.	61	2,956
Prosperity Bancshares Inc.	67	3,840
Protective Life Corp.	88	6,115
Raymond James Financial Inc.	141	7,543
Rayonier Inc.	141	4,399
Realty Income Corp. (e)	249	10,171
Regency Centers Corp.	103	5,556
Reinsurance Group of America Inc.	76	6,121
RenaissanceRe Holdings Ltd.	45	4,537
SEI Investments Co.	150	5,407
Senior Housing Properties Trust	228	4,764
Signature Bank (c)	56	6,315
SL Green Realty Corp.	107	10,851
SLM Corp.	472	4,044
StanCorp Financial Group Inc.	49	3,093
SVB Financial Group (c)	57	6,362
Synovus Financial Corp.	156	3,679
Taubman Centers Inc.	71	5,163
TCF Financial Corp.	187	2,907
Trustmark Corp.	77	1,774
UDR Inc.	281	7,648
Umpqua Holdings Corp.	208	3,419
Valley National Bancorp (e)	229	2,215
Waddell & Reed Financial Inc. - Class A	95	4,923
Washington Federal Inc. (e)	112	2,285
Washington Prime Group Inc.	173	3,029
Webster Financial Corp.	101	2,945
Weingarten Realty Investors	126	3,964
WR Berkley Corp.	115	5,474
		378,904
HEALTH CARE - 9.5%
Align Technology Inc. (c)	81	4,208
Allscripts-Misys Healthcare Solutions Inc. (c)	189	2,536
Bio-Rad Laboratories Inc. - Class A (c)	23	2,601
Centene Corp. (c)	66	5,423
Charles River Laboratories International Inc. (c)	54	3,244
Community Health Systems Inc. (c)	129	7,071
Cooper Cos. Inc.	54	8,422
Covance Inc. (c)	63	4,984
Cubist Pharmaceuticals Inc. (c)	84	5,583
Endo International Plc (c)	171	11,699
Health Net Inc. (c)	90	4,146
Henry Schein Inc. (c)	95	11,089
Hill-Rom Holdings Inc.	64	2,661
HMS Holdings Corp. (c) (e)	100	1,877

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Hologic Inc. (c)	275	6,694
Idexx Laboratories Inc. (c)	57	6,696
LifePoint Hospitals Inc. (c)	51	3,495
MEDNAX Inc. (c)	112	6,151
Mettler-Toledo International Inc. (c)	32	8,293
Omnicare Inc.	110	6,841
Owens & Minor Inc. (e)	69	2,262
ResMed Inc. (e)	156	7,688
Salix Pharmaceuticals Ltd. (c) (e)	71	11,146
Sirona Dental Systems Inc. (c)	62	4,746
STERIS Corp.	66	3,583
Techne Corp.	41	3,856
Teleflex Inc.	46	4,860
Thoratec Corp. (c)	64	1,702
United Therapeutics Corp. (c)	53	6,789
VCI Inc. (c)	97	3,807
WellCare Health Plans Inc. (c)	49	2,966
		167,119
INDUSTRIALS - 16.2%
Acuity Brands Inc.	48	5,682
AECOM Technology Corp. (c)	111	3,758
AGCO Corp.	98	4,439
Alaska Air Group Inc.	153	6,682
Alliant Techsystems Inc.	36	4,548
AO Smith Corp.	84	3,982
B/E Aerospace Inc. (c)	118	9,873
Belden Inc.	48	3,074
Carlisle Cos. Inc.	72	5,756
Civeo Corp.	117	1,363
CLARCOR Inc.	57	3,590
Clean Harbors Inc. (c)	62	3,331
Con-Way Inc.	64	3,056
Copart Inc. (c)	126	3,931
Corporate Executive Board Co.	37	2,246
Corrections Corp. of America	130	4,475
Crane Co.	55	3,498
Deluxe Corp.	55	3,050
Donaldson Co. Inc.	149	6,046
Esterline Technologies Corp. (c)	36	3,962
Exelis Inc.	208	3,444
Fortune Brands Home & Security Inc.	180	7,403
FTI Consulting Inc. (c)	46	1,598
GATX Corp.	51	2,948
Genesee & Wyoming Inc. - Class A (c)	57	5,433
Graco Inc.	67	4,886
Granite Construction Inc.	42	1,322
Harsco Corp.	90	1,924
Herman Miller Inc.	68	2,018
HNI Corp.	49	1,767
Hubbell Inc. - Class B	61	7,340
Huntington Ingalls Industries Inc.	55	5,723
IDEX Corp.	89	6,447
ITT Corp.	103	4,609
JB Hunt Transport Services Inc.	103	7,636
JetBlue Airways Corp. (c) (e)	274	2,909
KBR Inc.	163	3,066
Kennametal Inc.	87	3,589
Kirby Corp. (c)	64	7,499
Landstar System Inc.	50	3,603
Lennox International Inc.	51	3,889
Lincoln Electric Holdings Inc.	89	6,165
Manpower Inc.	89	6,232
MSA Safety Inc.	36	1,769
MSC Industrial Direct Co. - Class A	57	4,883
Nordson Corp.	67	5,061
NOW Inc. (c) (e)	120	3,645
Old Dominion Freight Line Inc. (c)	77	5,422
Oshkosh Corp.	95	4,193
Regal-Beloit Corp.	51	3,250
Rollins Inc.	73	2,142
RR Donnelley & Sons Co.	224	3,681
SPX Corp.	48	4,550
Terex Corp.	122	3,870
Timken Co.	85	3,590
Towers Watson & Co. - Class A	78	7,789
Trinity Industries Inc.	175	8,166
Triumph Group Inc.	58	3,753
URS Corp.	77	4,459
Valmont Industries Inc. (e)	30	4,009
Vectrus Inc. (c)	12	226
Wabtec Corp.	108	8,723
Waste Connections Inc.	138	6,718
Watsco Inc.	31	2,630
Werner Enterprises Inc.	50	1,262
Woodward Governor Co.	66	3,123
		284,706
INFORMATION TECHNOLOGY - 16.4%
3D Systems Corp. (c) (e)	116	5,365
ACI Worldwide Inc. (c)	130	2,433
Acxiom Corp. (c)	86	1,418
ADTRAN Inc.	62	1,266
Advanced Micro Devices Inc. (c) (e)	727	2,479
Advent Software Inc.	49	1,562
Ansys Inc. (c)	103	7,828
AOL Inc. (c)	89	3,979
Arris Group Inc. (c)	147	4,165
Arrow Electronics Inc. (c)	110	6,093
Atmel Corp. (c)	467	3,776
Avnet Inc.	155	6,416
Broadridge Financial Solutions Inc.	135	5,616
Cadence Design Systems Inc. (c)	324	5,569
Ciena Corp. (c)	117	1,957
Cognex Corp. (c)	95	3,829
CommVault Systems Inc. (c)	49	2,470
Compuware Corp.	248	2,628
Concur Technologies Inc. (c) (e)	53	6,784
Convergys Corp.	110	1,967
Conversant Inc. (c)	71	2,446
CoreLogic Inc. (c)	103	2,789
Cree Inc. (c) (e)	136	5,578
Cypress Semiconductor Corp. (e)	164	1,617
Diebold Inc.	73	2,567
DST Systems Inc.	35	2,978
Equinix Inc. (c)	60	12,660
FactSet Research Systems Inc. (e)	44	5,317
Fair Isaac Corp.	38	2,100
Fairchild Semiconductor International Inc. (c)	136	2,115
FEI Co.	46	3,502
Fortinet Inc. (c)	154	3,890
Gartner Inc. - Class A (c)	100	7,328
Global Payments Inc.	76	5,304
Informatica Corp. (c)	123	4,207
Ingram Micro Inc. - Class A (c)	173	4,463
Integrated Device Technology Inc. (c)	166	2,645
InterDigital Inc.	46	1,821
International Rectifier Corp. (c)	80	3,154
Intersil Corp. - Class A	145	2,058
Itron Inc. (c)	45	1,773
Jack Henry & Associates Inc.	94	5,234
JDS Uniphase Corp. (c)	263	3,369
Knowles Corp. (c) (e)	95	2,523
Leidos Holdings Inc.	71	2,429
Lexmark International Inc. - Class A	70	2,967
Mentor Graphics Corp.	109	2,237

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
National Instruments Corp.	112	3,479
NCR Corp. (c)	188	6,267
NeuStar Inc. - Class A (c) (e)	67	1,656
Plantronics Inc.	47	2,253
Polycom Inc. (c)	150	1,837
PTC Inc. (c)	131	4,818
Rackspace Hosting Inc. (c)	133	4,325
RF Micro Devices Inc. (c)	321	3,705
Riverbed Technology Inc. (c)	180	3,336
Rovi Corp. (c)	105	2,079
Science Applications International Corp.	47	2,060
Semtech Corp. (c)	75	2,023
Silicon Laboratories Inc. (c)	44	1,808
Skyworks Solutions Inc.	212	12,280
SolarWinds Inc. (c)	73	3,087
Solera Holdings Inc.	77	4,330
SunEdison Inc. (c)	280	5,286
Synopsys Inc. (c)	175	6,928
Tech Data Corp. (c)	42	2,480
Teradyne Inc.	227	4,410
TIBCO Software Inc. (c)	171	4,032
Trimble Navigation Ltd. (c)	291	8,875
Ultimate Software Group Inc. (c)	32	4,476
VeriFone Systems Inc. (c)	127	4,351
Vishay Intertechnology Inc.	152	2,168
WEX Inc. (c)	43	4,787
Zebra Technologies Corp. - Class A (c)	56	4,009
		287,816
MATERIALS - 7.4%
Albemarle Corp.	89	5,235
AptarGroup Inc.	73	4,430
Ashland Inc.	81	8,421
Cabot Corp.	72	3,657
Carpenter Technology Corp.	59	2,681
Cliffs Natural Resources Inc. (e)	168	1,744
Commercial Metals Co.	134	2,284
Compass Minerals International Inc.	38	3,166
Cytec Industries Inc.	80	3,797
Domtar Corp.	71	2,509
Eagle Materials Inc.	56	5,698
Greif Inc. - Class A	38	1,655
Louisiana-Pacific Corp. (c) (e)	160	2,171
Minerals Technologies Inc.	39	2,388
NewMarket Corp.	12	4,685
Olin Corp.	89	2,251
Packaging Corp. of America	110	7,005
PolyOne Corp.	105	3,725
Rayonier Advanced Materials Inc. (e)	46	1,527
Reliance Steel & Aluminum Co.	87	5,939
Rock-Tenn Co. - Class A	160	7,624
Royal Gold Inc.	73	4,735
RPM International Inc.	149	6,813
Scotts Miracle-Gro Co. - Class A	50	2,749
Sensient Technologies Corp.	56	2,912
Silgan Holdings Inc.	48	2,252
Sonoco Products Co.	114	4,476
Steel Dynamics Inc.	269	6,079
TimkenSteel Corp.	42	1,969
United States Steel Corp. (e)	161	6,317
Valspar Corp.	87	6,843
Worthington Industries Inc.	58	2,163
		129,900
TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems Inc.	112	2,682
tw telecom inc. (c)	155	6,433
		9,115
UTILITIES - 4.5%
Alliant Energy Corp.	124	6,864
Aqua America Inc.	198	4,659
Atmos Energy Corp.	112	5,341
Black Hills Corp.	50	2,392
Cleco Corp.	68	3,255
Great Plains Energy Inc.	172	4,169
Hawaiian Electric Industries Inc. (e)	113	2,992
IDACORP Inc.	56	3,017
MDU Resources Group Inc.	217	6,039
National Fuel Gas Co.	94	6,566
OGE Energy Corp.	222	8,248
ONE Gas Inc. (e)	59	2,009
PNM Resources Inc.	89	2,212
Questar Corp.	196	4,374
UGI Corp.	193	6,574
Vectren Corp.	92	3,685
Westar Energy Inc.	144	4,917
WGL Holdings Inc.	57	2,420
		79,733
Total Common Stocks (cost $1,363,976)		1,719,077

SHORT TERM INVESTMENTS - 8.0%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	36,092	36,092

Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	102,809	102,809

Treasury Securities - 0.1%
U.S. Treasury Bill
0.03%, 12/11/14 (o)	$1,750	1,750
0.05%, 03/12/15 (o)	155	155
		1,905
Total Short Term Investments (cost $140,806)		140,806
Total Investments - 105.8% (cost $1,504,782)		1,859,883
Other Assets and Liabilities, Net - (5.8%)		(102,457)
Total Net Assets - 100.0%		$1,757,426

JNL/Mellon Capital Small Cap Index Fund

COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 13.1%
1-800-Flowers.com Inc. - Class A (c)	26	$184
2U Inc. (c) (e)	10	163
Aeropostale Inc. (c)	82	270
AH Belo Corp. - Class A	22	235
AMC Entertainment Holdings Inc. - Class A	23	531
America’s Car-Mart Inc. (c)	9	361
American Axle & Manufacturing Holdings Inc. (c)	76	1,267
American Eagle Outfitters Inc. (e)	207	3,002
American Public Education Inc. (c)	19	520
Ann Inc. (c)	51	2,105
Arctic Cat Inc.	14	474
Asbury Automotive Group Inc. (c)	33	2,105
Ascent Capital Group Inc. (c)	15	932
Barnes & Noble Inc. (c)	44	874
Beazer Homes USA Inc. (c)	26	437
Bebe Stores Inc. (e)	41	95
Belmond Ltd. - Class A (c)	105	1,222
Big 5 Sporting Goods Corp.	16	154

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Biglari Holdings Inc. (c)	2	615
BJ’s Restaurants Inc. (c)	26	932
Black Diamond Inc. (c) (e)	26	195
Bloomin’ Brands Inc. (c)	81	1,491
Blue Nile Inc. (c)	13	368
Bob Evans Farms Inc. (e)	26	1,246
Bon-Ton Stores Inc. (e)	13	111
Boyd Gaming Corp. (c)	82	835
Bravo Brio Restaurant Group Inc. (c)	22	289
Bridgepoint Education Inc. (c)	14	156
Bright Horizons Family Solutions Inc. (c)	32	1,338
Brown Shoe Co. Inc.	47	1,263
Brunswick Corp.	100	4,198
Buckle Inc. (e)	31	1,427
Buffalo Wild Wings Inc. (c)	20	2,704
Build-A-Bear Workshop Inc. (c)	13	167
Burlington Stores Inc. (c)	30	1,190
Caesars Acquisition Co. - Class A (c) (e)	46	440
Caesars Entertainment Corp. (c) (e)	54	681
Callaway Golf Co.	84	609
Capella Education Co.	12	757
Career Education Corp. (c)	72	364
Carmike Cinemas Inc. (c)	26	812
Carriage Services Inc.	16	276
Carrol’s Restaurant Group Inc. (c)	37	266
Cato Corp. - Class A	31	1,080
Cavco Industries Inc. (c)	9	635
Central European Media Entertainment Ltd. - Class A (c) (e)	84	189
Cheesecake Factory Inc.	53	2,423
Childrens Place Retail Stores Inc. (e)	24	1,122
Christopher & Banks Corp. (c) (e)	45	443
Churchill Downs Inc.	14	1,396
Chuy’s Holdings Inc. (c)	18	558
Citi Trends Inc. (c)	19	411
ClubCorp Holdings Inc.	22	429
Collectors Universe Inc. (e)	7	158
Columbia Sportswear Co.	28	994
Conn’s Inc. (c) (e)	29	886
Container Store Group Inc. (c) (e)	18	396
Cooper Tire & Rubber Co.	68	1,950
Cooper-Standard Holding Inc. (c) (e)	14	868
Core-Mark Holding Co. Inc.	25	1,343
Coupons.com Inc. (c) (e)	12	147
Cracker Barrel Old Country Store Inc.	20	2,099
Crocs Inc. (c)	93	1,175
Crown Media Holdings Inc. - Class A (c)	31	98
CSS Industries Inc.	10	253
Culp Inc.	8	149
Cumulus Media Inc. - Class A (c) (e)	142	574
Daily Journal Corp. (c) (e)	1	208
Dana Holding Corp.	167	3,203
Del Frisco’s Restaurant Group Inc. (c)	25	471
Denny’s Corp. (c)	95	665
Destination Maternity Corp.	14	217
Destination XL Group Inc. (c)	48	228
Dex Media Inc. (c) (e)	22	207
Diamond Resorts International Inc. (c)	37	837
DineEquity Inc.	18	1,475
Dixie Group Inc. - Class A (c) (e)	16	135
Dorman Products Inc. (c) (e)	27	1,092
Drew Industries Inc.	25	1,059
Education Management Corp. (c) (e)	27	30
Einstein Noah Restaurant Group Inc.	12	239
Empire Resorts Inc. (c) (e)	16	106
Entercom Communications Corp. - Class A (c)	28	225
Entravision Communications Corp. - Class A	62	247
Eros International Plc (c) (e)	20	291
Escalade Inc. (e)	10	124
Ethan Allen Interiors Inc.	27	620
EW Scripps Co. - Class A (c) (e)	34	559
Express Inc. (c)	93	1,451
Famous Dave’s Of America Inc. (c)	5	131
Federal-Mogul Corp. (c)	30	451
Fiesta Restaurant Group Inc. (c)	28	1,406
Finish Line Inc. - Class A	51	1,288
Five Below Inc. (c) (e)	57	2,252
Flexsteel Industries Inc.	5	173
Fox Factory Holding Corp. (c)	10	157
Francesca’s Holdings Corp. (c) (e)	45	628
Fred’s Inc. - Class A	40	563
FTD Cos. Inc. (c)	21	727
Fuel Systems Solutions Inc. (c) (e)	14	127
G-III Apparel Group Ltd. (c)	20	1,690
Gaiam Inc. - Class A (c)	16	115
Genesco Inc. (c)	26	1,925
Gentherm Inc. (c)	38	1,588
Global Sources Ltd. (c) (e)	18	123
Grand Canyon Education Inc. (c)	50	2,022
Gray Television Inc. (c)	57	446
Group 1 Automotive Inc.	26	1,867
Guess? Inc.	62	1,373
Harte-Hanks Inc.	48	308
Haverty Furniture Cos. Inc.	22	480
Helen of Troy Ltd. (c)	31	1,608
Hemisphere Media Group Inc. - Class A (c) (e)	8	81
hhgregg Inc. (c) (e)	12	74
Hibbett Sports Inc. (c)	28	1,178
Hillenbrand Inc.	67	2,055
Houghton Mifflin Harcourt Co. (c)	112	2,174
Hovnanian Enterprises Inc. - Class A (c) (e)	124	455
HSN Inc.	35	2,172
Iconix Brand Group Inc. (c)	49	1,817
Ignite Restaurant Group Inc. (c) (e)	9	54
Installed Building Products Inc. (c)	9	132
International Speedway Corp. - Class A	31	970
Interval Leisure Group Inc.	43	825
Intrawest Resorts Holdings Inc. (c)	20	191
iRobot Corp. (c) (e)	32	972
Isle of Capri Casinos Inc. (c)	21	155
ITT Educational Services Inc. (c) (e)	26	110
Jack in the Box Inc.	43	2,915
Jakks Pacific Inc. (c) (e)	21	151
Jamba Inc. (c)	17	238
Johnson Outdoors Inc. - Class A	4	116
Journal Communications Inc. - Class A (c)	50	422
K12 Inc. (c)	36	578
KB Home (e)	89	1,334
Kirkland’s Inc. (c)	16	257
Krispy Kreme Doughnuts Inc. (c)	69	1,193
La Quinta Holdings Inc. (c)	45	855
La-Z-Boy Inc.	57	1,135
Lands’ End Inc. (c) (e)	17	689
Leapfrog Enterprises Inc. - Class A (c)	66	398
Lee Enterprises Inc. (c) (e)	55	187
LGI Homes Inc. (c)	15	275
Libbey Inc. (c)	22	574
Liberty Tax Inc. - Class A (c) (e)	4	130
Life Time Fitness Inc. (c) (e)	44	2,212
LifeLock Inc. (c) (e)	85	1,216
Lifetime Brands Inc.	11	169
Lithia Motors Inc. - Class A	24	1,820
Lumber Liquidators Holdings Inc. (c)	29	1,678
M/I Homes Inc. (c)	25	493
Malibu Boats Inc. - Class A (c)	9	167
Marcus Corp.	19	302

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Marine Products Corp.	6	44
MarineMax Inc. (c)	27	448
Marriott Vacations Worldwide Corp. (c)	31	1,978
Martha Stewart Living Omnimedia Inc. - Class A (c)	27	97
Matthews International Corp. - Class A	32	1,408
Mattress Firm Holding Corp. (c) (e)	15	884
McClatchy Co. - Class A (c)	61	204
MDC Holdings Inc.	43	1,084
MDC Partners Inc.	43	823
Media General Inc. - Class A (c) (e)	56	738
Men’s Wearhouse Inc.	51	2,417
Meredith Corp.	38	1,639
Meritage Homes Corp. (c)	42	1,508
Modine Manufacturing Co. (c)	52	614
Monarch Casino & Resort Inc. (c)	9	105
Monro Muffler Brake Inc.	34	1,630
Morgans Hotel Group Co. (c)	30	244
Motorcar Parts of America Inc. (c)	15	417
Movado Group Inc.	19	644
Multimedia Games Inc. (c)	33	1,176
Nathan’s Famous Inc. (c) (e)	3	236
National CineMedia Inc.	65	940
Nautilus Inc. (c)	31	366
New Home Co. Inc. (c)	10	133
New Media Investment Group Inc.	31	508
New York & Co. Inc. (c)	25	76
New York Times Co. - Class A (e)	147	1,650
Nexstar Broadcasting Group Inc. - Class A (e)	32	1,298
Noodles & Co. - Class A (c)	11	217
NutriSystem Inc.	32	491
Office Depot Inc. (c)	567	2,915
Orbitz Worldwide Inc. (c)	54	422
Outerwall Inc. (c) (e)	22	1,236
Overstock.com Inc. (c)	12	207
Oxford Industries Inc.	15	927
Pacific Sunwear of California Inc. (c)	41	73
Papa John’s International Inc.	32	1,291
Penn National Gaming Inc. (c)	80	896
Pep Boys-Manny Moe & Jack (c)	58	519
Perry Ellis International Inc. (c)	15	296
PetMed Express Inc. (e)	20	272
Pier 1 Imports Inc.	100	1,192
Pinnacle Entertainment Inc. (c)	62	1,564
Pool Corp.	48	2,595
Popeyes Louisiana Kitchen Inc. (c)	25	1,022
Potbelly Corp. (c) (e)	16	182
Quicksilver Inc. (c) (e)	145	250
Radio One Inc. - Class D (c) (e)	24	77
ReachLocal Inc. (c) (e)	9	31
Reading International Inc. - Class A (c)	15	124
Red Robin Gourmet Burgers Inc. (c)	16	884
Regis Corp.	47	744
Remy International Inc.	16	329
Rent-A-Center Inc.	58	1,765
Rentrak Corp. (c) (e)	11	647
Restoration Hardware Holdings Inc. (c) (e)	33	2,591
RetailMeNot Inc. (c) (e)	32	513
Ruby Tuesday Inc. (c)	63	373
Ruth’s Hospitality Group Inc.	37	410
Ryland Group Inc.	50	1,671
Saga Communications Inc. - Class A	4	134
Salem Communications Corp. - Class A	16	123
Scholastic Corp.	30	970
Scientific Games Corp. - Class A (c)	53	567
Sears Hometown and Outlet Stores Inc. (c) (e)	10	156
Select Comfort Corp. (c)	58	1,212
Sequential Brands Group Inc. (c)	17	218
SFX Entertainment Inc. (c) (e)	46	230
Shiloh Industries Inc. (c)	8	137
Shoe Carnival Inc.	17	300
Shutterfly Inc. (c)	43	2,073
Shutterstock Inc. (c) (e)	16	1,130
Sinclair Broadcast Group Inc. - Class A (e)	74	1,942
Sizmek Inc. (c)	28	213
Skechers U.S.A. Inc. - Class A (c)	42	2,261
Skullcandy Inc. (c)	25	195
Smith & Wesson Holding Corp. (c) (e)	60	563
Sonic Automotive Inc. - Class A	44	1,084
Sonic Corp. (c)	58	1,296
Sotheby’s - Class A	65	2,327
Spartan Motors Inc.	33	153
Speedway Motorsports Inc.	11	193
Sportsman’s Warehouse Holdings Inc. (c) (e)	10	67
Stage Stores Inc.	36	613
Standard Motor Products Inc.	22	747
Standard-Pacific Corp. (c)	154	1,156
Stein Mart Inc.	31	361
Steiner Leisure Ltd. (c)	15	573
Steven Madden Ltd. (c)	62	2,004
Stoneridge Inc. (c)	29	327
Strattec Security Corp.	4	291
Strayer Education Inc. (c)	12	725
Sturm Ruger & Co. Inc. (e)	21	1,030
Superior Industries International Inc.	26	457
Systemax Inc. (c)	13	166
Tenneco Inc. (c)	65	3,394
Texas Roadhouse Inc. - Class A	74	2,061
Tile Shop Holdings Inc. (c) (e)	29	272
Tilly’s Inc. - Class A (c)	10	76
Time Inc. (c)	117	2,748
Tower International Inc. (c)	21	536
TRI Pointe Homes Inc. (c)	156	2,017
Tuesday Morning Corp. (c) (e)	44	858
Tumi Holdings Inc. (c) (e)	54	1,103
UCP Inc - Class A (c)	8	98
Unifi Inc. (c)	17	436
Universal Electronics Inc. (c)	18	881
Universal Technical Institute Inc.	24	224
Vail Resorts Inc.	39	3,361
ValueVision Media Inc. (c)	49	249
Vera Bradley Inc. (c) (e)	24	491
Vince Holding Corp. (c)	12	364
Vitamin Shoppe Inc. (c)	33	1,472
VOXX International Corp. - Class A (c)	21	200
WCI Communities Inc (c)	12	226
Weight Watchers International Inc. (e)	28	773
West Marine Inc. (c)	17	151
Weyco Group Inc.	7	164
William Lyon Homes - Class A (c)	19	409
Winmark Corp.	3	198
Winnebago Industries Inc. (c)	31	674
Wolverine World Wide Inc. (e)	109	2,741
World Wrestling Entertainment Inc. - Class A (e)	33	449
Zoe’s Kitchen Inc. (c) (e)	6	182
Zumiez Inc. (c)	23	650
		228,980
CONSUMER STAPLES - 3.2%
22nd Century Group Inc. (c) (e)	43	108
Alico Inc.	3	122
Alliance One International Inc. (c)	98	192
Andersons Inc.	30	1,912
Annie’s Inc. (c)	18	824
B&G Foods Inc.	57	1,582

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Boston Beer Co. Inc. - Class A (c)	9	1,993
Boulder Brands Inc. (c)	68	921
Cal-Maine Foods Inc.	16	1,466
Calavo Growers Inc.	13	570
Casey’s General Stores Inc.	41	2,941
Central Garden & Pet Co. - Class A (c)	50	405
Chefs’ Warehouse Inc. (c) (e)	17	282
Chiquita Brands International Inc. (c)	51	723
Coca-Cola Bottling Co.	5	394
Craft Brewers Alliance Inc. (c)	12	179
Darling Ingredients Inc. (c)	173	3,162
Dean Foods Co. (e)	95	1,259
Diamond Foods Inc. (c)	23	665
Elizabeth Arden Inc. (c)	29	485
Fairway Group Holdings Corp. - Class A (c) (e)	17	65
Farmer Bros. Co. (c) (e)	7	211
Female Health Co. (e)	21	75
Fresh Del Monte Produce Inc.	39	1,231
Harbinger Group Inc. (c)	86	1,131
IGI Laboratories Inc. (c)	30	278
Ingles Markets Inc. - Class A	14	321
Inter Parfums Inc.	18	495
Inventure Foods Inc. (c)	18	229
J&J Snack Foods Corp.	16	1,530
John B. Sanfilippo & Son Inc.	8	264
Lancaster Colony Corp.	20	1,711
Liberator Medical Holdings Inc. (e)	33	103
Lifeway Foods Inc. (c)	5	74
Limoneira Co.	10	233
Medifast Inc. (c)	14	446
National Beverage Corp. (c)	11	207
Natural Grocers by Vitamin Cottage Inc. (c)	10	164
Nature’s Sunshine Products Inc.	10	151
Nutraceutical International Corp. (c)	11	221
Oil-Dri Corp. of America	6	153
Omega Protein Corp. (c)	20	247
Orchids Paper Products Co.	9	211
Pantry Inc. (c)	28	571
Post Holdings Inc. (c)	47	1,557
Prestige Brands Holdings Inc. (c)	55	1,774
PriceSmart Inc.	20	1,710
Revlon Inc. - Class A (c)	13	421
Roundy’s Inc.	29	88
Sanderson Farms Inc. (e)	25	2,197
Seneca Foods Corp. - Class A (c)	8	236
Snyders-Lance Inc.	52	1,377
SpartanNash Co.	39	768
SUPERVALU Inc. (c)	219	1,961
Synutra International Inc. (c) (e)	22	101
The Fresh Market Inc. (c) (e)	44	1,521
Tootsie Roll Industries Inc. (e)	21	582
TreeHouse Foods Inc. (c)	45	3,594
United Natural Foods Inc. (c)	54	3,308
Universal Corp.	26	1,134
USANA Health Sciences Inc. (c) (e)	7	485
Vector Group Ltd. (e)	74	1,631
Village Super Market Inc. - Class A	7	168
WD-40 Co.	16	1,086
Weis Markets Inc.	11	440
		56,646
ENERGY - 5.4%
Abraxas Petroleum Corp. (c)	95	501
Adams Resources & Energy Inc.	3	123
Alon USA Energy Inc.	26	368
Alpha Natural Resources Inc. (c) (e)	248	615
American Eagle Energy Corp. (c) (e)	32	128
Amyris Inc. (c) (e)	24	92
Apco Oil And Gas International Inc. (c)	11	147
Approach Resources Inc. (c) (e)	42	604
Arch Coal Inc. (e)	241	511
Ardmore Shipping Corp.	18	200
Basic Energy Services Inc. (c)	34	730
Bill Barrett Corp. (c)	53	1,175
Bonanza Creek Energy Inc. (c)	35	1,979
BPZ Resources Inc. (c) (e)	134	256
Bristow Group Inc.	38	2,549
C&J Energy Services Inc. (c)	49	1,486
Callon Petroleum Co. (c)	46	409
CARBO Ceramics Inc. (e)	21	1,246
Carrizo Oil & Gas Inc. (c)	48	2,608
CHC Group Ltd. (c) (e)	39	219
Clayton Williams Energy Inc. (c)	7	638
Clean Energy Fuels Corp. (c) (e)	77	604
Cloud Peak Energy Inc. (c)	65	820
Comstock Resources Inc. (e)	52	971
Contango Oil & Gas Co. (c)	18	612
Dawson Geophysical Co.	10	173
Delek US Holdings Inc.	62	2,061
DHT Holdings Inc.	71	435
Diamondback Energy Inc. (c)	44	3,326
Dorian LPG Ltd. (c)	7	133
Emerald Oil Inc. (c) (e)	63	390
Energy XXI Bermuda Ltd. (e)	99	1,126
Era Group Inc. (c)	21	452
Evolution Petroleum Corp.	20	181
EXCO Resources Inc. (e)	162	542
Exterran Holdings Inc.	63	2,777
Forest Oil Corp. (c) (e)	125	146
Forum Energy Technologies Inc. (c)	63	1,914
Frontline Ltd. (c) (e)	70	88
FX Energy Inc. (c) (e)	67	203
GasLog Ltd.	44	975
Gastar Exploration Inc. (c)	65	380
Geospace Technologies Corp. (c)	14	497
Glori Energy Inc. (c) (e)	13	100
Goodrich Petroleum Corp. (c) (e)	35	514
Green Plains Inc.	39	1,470
Gulf Island Fabrication Inc.	16	282
Gulfmark Offshore Inc. - Class A	30	943
Halcon Resources Corp. (c) (e)	277	1,095
Hallador Energy Co.	6	77
Harvest Natural Resources Inc. (c)	44	160
Helix Energy Solutions Group Inc. (c)	112	2,481
Hercules Offshore Inc. (c) (e)	166	366
Hornbeck Offshore Services Inc. (c)	38	1,253
ION Geophysical Corp. (c)	146	407
Isramco Inc. (c) (e)	1	118
Jones Energy Inc. - Class A (c)	12	221
Key Energy Services Inc. (c)	141	681
Knightsbridge Tankers Ltd.	31	270
Kodiak Oil & Gas Corp. (c)	284	3,853
Magnum Hunter Resources Corp. (c) (e)	211	1,173
Matador Resources Co. (c)	78	2,008
Matrix Service Co. (c)	27	663
McDermott International Inc. (c) (e)	242	1,382
Midstates Petroleum Co. Inc. (c) (e)	39	199
Miller Energy Resources Inc. (c) (e)	33	146
Mitcham Industries Inc. (c)	16	174
Natural Gas Services Group Inc. (c)	14	337
Navios Maritime Acq Corp.	84	227
Newpark Resources Inc. (c)	95	1,176
Nordic American Tankers Ltd. (e)	97	771
North Atlantic Drilling Ltd. (e)	79	523
Northern Oil and Gas Inc. (c) (e)	65	926
Nuverra Environmental Solutions Inc. (c) (e)	16	231

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Pacific Ethanol Inc. (c) (e)	25	352
Panhandle Oil and Gas Inc. - Class A	7	439
Parker Drilling Co. (c)	131	649
Parsley Energy Inc. - Class A (c) (e)	56	1,203
PDC Energy Inc. (c)	39	1,947
Penn Virginia Corp. (c)	69	883
PetroQuest Energy Inc. (c)	66	373
PHI Inc. (c)	14	579
Pioneer Energy Services Corp. (c)	70	987
Profire Energy Inc. (c) (e)	15	61
Quicksilver Resources Inc. (c) (e)	144	87
Renewable Energy Group Inc. (c)	36	367
Rentech Inc. (c)	235	401
Resolute Energy Corp. (c) (e)	74	465
Rex Energy Corp. (c)	51	650
Rex Stores Corp. (c)	6	428
RigNet Inc. (c)	13	526
Ring Energy Inc. (c)	19	279
Rosetta Resources Inc. (c)	67	2,968
RSP Permian Inc. (c)	25	645
Sanchez Energy Corp. (c)	54	1,420
Scorpio Tankers Inc.	184	1,530
SEACOR Holdings Inc. (c)	22	1,636
SemGroup Corp. - Class A	46	3,815
Ship Finance International Ltd. (e)	63	1,072
Solazyme Inc. (c) (e)	80	594
Stone Energy Corp. (c)	59	1,857
Swift Energy Co. (c) (e)	45	433
Synergy Resources Corp. (c)	70	856
Teekay Tankers Ltd. - Class A	75	280
Tesco Corp.	37	730
Tetra Technologies Inc. (c)	89	961
TransAtlantic Petroleum Ltd. (c) (e)	23	207
Triangle Petroleum Corp. (c) (e)	80	882
VAALCO Energy Inc. (c)	53	454
Vantage Drilling Co. (c) (e)	226	288
Vertex Energy Inc. (c) (e)	12	86
W&T Offshore Inc.	38	419
Warren Resources Inc. (c)	73	385
Western Refining Inc.	57	2,381
Westmoreland Coal Co. (c)	16	594
Willbros Group Inc. (c)	45	375
		95,161
FINANCIALS - 23.1%
1st Source Corp.	17	482
1st United Bancorp Inc.	31	263
Acadia Realty Trust	59	1,623
Actua Corp. (c)	43	690
AG Mortgage Investment Trust Inc.	31	555
Agree Realty Corp.	15	412
Alexander & Baldwin Inc.	52	1,857
Alexander’s Inc.	2	861
Altisource Asset Management Corp. (c)	1	967
Altisource Portfolio Solutions SA (c) (e)	15	1,495
Altisource Residential Corp. - Class B	63	1,519
Ambac Financial Group Inc. (c)	49	1,074
American Assets Trust Inc.	37	1,215
American Capital Mortgage Investment Corp.	55	1,028
American Equity Investment Life Holding Co.	79	1,803
American National Bankshares Inc.	9	198
American Realty Capital Healthcare Trust Inc.	172	1,804
American Residential Properties Inc. (c)	33	613
Ameris Bancorp	27	586
Amerisafe Inc.	20	787
Ames National Corp. (e)	9	199
AmREIT Inc. - Class B	22	511
AmTrust Financial Services Inc. (e)	32	1,276
Anworth Mortgage Asset Corp.	145	695
Apollo Commercial Real Estate Finance Inc.	48	746
Apollo Residential Mortgage Inc.	33	514
Ares Commercial Real Estate Corp.	30	351
Argo Group International Holdings Ltd.	28	1,406
Arlington Asset Investment Corp. - Class A (e)	21	524
Armada Hoffler Properties Inc.	21	194
ARMOUR Residential REIT Inc. (e)	381	1,466
Arrow Financial Corp.	11	280
Ashford Hospitality Prime Inc.	27	407
Ashford Hospitality Trust Inc.	68	693
Associated Estates Realty Corp.	61	1,075
Astoria Financial Corp.	97	1,199
Atlas Financial Holdings Inc. (c) (e)	12	165
AV Homes Inc. (c)	9	133
Aviv REIT Inc. (e)	21	543
Baldwin & Lyons Inc. - Class B	10	259
Banc of California Inc.	31	366
BancFirst Corp.	8	487
Banco Latinoamericano de Comercio Exterior SA - Class E (e)	32	992
Bancorp Inc. (c)	36	309
BancorpSouth Inc.	104	2,097
Bank Mutual Corp.	55	355
Bank of Kentucky Financial Corp.	8	358
Bank of Marin Bancorp	7	315
Bank of the Ozarks Inc.	84	2,649
BankFinancial Corp.	19	201
Banner Corp.	22	828
BBCN Bancorp Inc.	87	1,263
BBX Capital Corp. - Class A (c)	6	111
Beneficial Mutual Bancorp Inc. (c)	33	416
Berkshire Hills Bancorp Inc.	27	645
BGC Partners Inc. - Class A	183	1,363
BNC Bancorp	21	330
BofI Holding Inc. (c)	15	1,095
Boston Private Financial Holdings Inc.	88	1,087
Bridge Bancorp Inc.	13	309
Bridge Capital Holdings (c)	12	275
Brookline Bancorp Inc.	78	666
Bryn Mawr Bank Corp.	15	434
Calamos Asset Management Inc. - Class A	17	189
Camden National Corp.	9	305
Campus Crest Communities Inc.	71	452
Capital Bank Financial Corp. - Class A (c)	27	649
Capital City Bank Group Inc.	12	159
Capitol Federal Financial Inc.	153	1,805
Capstead Mortgage Corp. (e)	105	1,282
Cardinal Financial Corp.	34	578
CareTrust REIT Inc. (c)	22	316
Cascade Bancorp (c)	28	141
Cash America International Inc.	30	1,315
CatchMark Timber Trust Inc. - Class A	13	146
Cathay General Bancorp	86	2,136
Cedar Shopping Centers Inc.	82	481
CenterState Banks of Florida Inc.	37	388
Central Pacific Financial Corp.	19	334
Century Bancorp Inc. - Class A	3	102
Chambers Street Properties	254	1,912
Charter Financial Corp.	22	240
Chatham Lodging Trust	27	621
Chemical Financial Corp.	32	874
Chesapeake Lodging Trust	53	1,552
CIFC Corp. (e)	8	68
Citizens & Northern Corp.	15	276
Citizens Inc. - Class A (c) (e)	49	318
City Holdings Co.	17	722
Clifton Bancorp Inc.	28	347

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CNB Financial Corp.	17	262
CNO Financial Group Inc.	232	3,941
CoBiz Financial Inc.	36	402
Cohen & Steers Inc. (e)	21	792
Colony Financial Inc.	114	2,549
Columbia Banking System Inc.	56	1,385
Community Bank System Inc.	44	1,468
Community Trust Bancorp Inc.	17	577
CommunityOne Bancorp (c)	8	71
ConnectOne Bancorp Inc.	23	446
Consolidated-Tomoka Land Co.	6	291
Consumer Portfolio Services Inc. (c)	23	148
CorEnergy Infrastructure Trust Inc. (e)	33	244
Coresite Realty Corp.	23	756
Cousins Properties Inc.	233	2,788
Cowen Group Inc. - Class A (c)	111	415
Crawford & Co. - Class B	26	217
Credit Acceptance Corp. (c)	8	948
CU Bancorp (c)	9	165
CubeSmart	153	2,747
Customers Bancorp Inc. (c)	27	484
CVB Financial Corp.	112	1,612
CyrusOne Inc.	35	832
CYS Investments Inc.	180	1,484
DCT Industrial Trust Inc.	346	2,600
Diamond Hill Investment Group Inc.	3	398
DiamondRock Hospitality Co.	209	2,644
Dime Community Bancshares Inc.	33	469
Donegal Group Inc. - Class A	7	110
DuPont Fabros Technology Inc.	67	1,806
Dynex Capital Inc. (e)	57	461
Eagle Bancorp Inc. (c)	24	778
EastGroup Properties Inc.	33	1,997
Education Realty Trust Inc.	148	1,520
eHealth Inc. (c)	21	502
EMC Insurance Group Inc.	5	132
Empire State Realty Trust Inc. - Class A	97	1,462
Employer Holdings Inc.	35	678
Enstar Group Ltd. (c)	9	1,245
Enterprise Bancorp Inc.	7	131
Enterprise Financial Services Corp.	23	382
EPR Properties	57	2,871
Equity One Inc.	68	1,463
ESB Financial Corp. (e)	15	170
Essent Group Ltd. (c)	43	930
EverBank Financial Corp.	97	1,706
Evercore Partners Inc. - Class A	35	1,660
Excel Trust Inc.	65	762
EZCorp Inc. - Class A (c)	52	519
FBL Financial Group Inc. - Class A	10	448
FBR & Co. (c)	10	281
Federal Agricultural Mortgage Corp. - Class C	12	376
Federated National Holding Co.	12	327
FelCor Lodging Trust Inc.	137	1,281
Fidelity & Guaranty Life	13	268
Fidelity Southern Corp.	17	233
Financial Engines Inc. (e)	54	1,859
Financial Institutions Inc.	16	354
First American Financial Corp.	114	3,089
First Bancorp Inc. (c)	110	520
First Bancorp Inc.	11	177
First Bancorp Inc.	23	365
First Busey Corp.	82	457
First Business Financial Services Inc.	4	179
First Cash Financial Services Inc. (c)	31	1,729
First Citizens BancShares Inc. - Class A (e)	8	1,667
First Commonwealth Financial Corp.	103	865
First Community Bancshares Inc.	21	294
First Connecticut Bancorp Inc.	17	253
First Defiance Financial Corp.	12	319
First Financial Bancorp	64	1,008
First Financial Bankshares Inc. (e)	69	1,910
First Financial Corp.	13	393
First Financial Northwest Inc.	15	150
First Industrial Realty Trust Inc.	117	1,984
First Interstate BancSystem Inc. - Class A	20	523
First Merchants Corp.	37	756
First Midwest Bancorp Inc.	80	1,292
First NBC Bank Holding Co. (c)	15	503
First of Long Island Corp.	9	310
First Potomac Realty Trust	65	764
FirstMerit Corp.	179	3,154
Flagstar Bancorp Inc. (c)	22	368
Flushing Financial Corp.	34	617
FNB Corp.	177	2,121
Forestar Group Inc. (c)	36	634
Fox Chase Bancorp Inc.	11	187
Franklin Financial Corp. (c)	10	192
Franklin Street Properties Corp.	99	1,107
FXCM Inc. - Class A (e)	48	763
Gain Capital Holdings Inc. (e)	25	156
GAMCO Investors Inc.	6	442
Geo Group Inc.	77	2,949
German American Bancorp Inc.	14	372
Getty Realty Corp.	28	477
GFI Group Inc.	67	363
Glacier Bancorp Inc.	79	2,032
Gladstone Commercial Corp.	19	326
Glimcher Realty Trust	156	2,115
Global Indemnity Plc (c)	10	249
Government Properties Income Trust	72	1,583
Gramercy Property Trust Inc. (e)	124	714
Great Southern Bancorp Inc.	10	310
Green Dot Corp. - Class A (c)	33	696
Greenhill & Co. Inc.	30	1,401
Greenlight Capital Re Ltd. - Class A (c)	32	1,035
Guaranty Bancorp	13	182
Hallmark Financial Services Inc. (c)	12	127
Hampton Roads Bankshares Inc. (c)	30	45
Hancock Holding Co.	88	2,812
Hanmi Financial Corp.	35	710
Hannon Armstrong Sustainable Infrastructure Capital Inc.	19	256
Hatteras Financial Corp.	98	1,763
HCI Group Inc. (e)	10	377
Healthcare Realty Trust Inc.	105	2,483
Heartland Financial USA Inc.	17	397
Heritage Commerce Corp.	19	158
Heritage Financial Corp.	34	538
Heritage Insurance Holdings Inc. (c) (e)	7	106
Heritage Oaks BanCorp	20	143
Hersha Hospitality Trust	214	1,364
HFF Inc. - Class A	36	1,030
Highwoods Properties Inc.	96	3,735
Hilltop Holdings Inc. (c)	75	1,495
Home Bancshares Inc.	57	1,686
Home Loan Servicing Solutions Ltd.	76	1,610
HomeStreet Inc.	15	254
HomeTrust Bancshares Inc. (c)	21	311
Horace Mann Educators Corp.	44	1,241
Horizon BanCorp	9	196
Hudson Pacific Properties Inc.	58	1,438
Hudson Valley Holding Corp.	19	342
IberiaBank Corp.	32	2,025
Independence Holding Co.	6	75
Independent Bank Corp.	24	281

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Independent Bank Corp.	25	894
Independent Bank Group Inc.	10	451
Infinity Property & Casualty Corp.	13	814
Inland Real Estate Corp.	97	959
International Bancshares Corp.	58	1,442
INTL FCStone Inc. (c)	16	280
Invesco Mortgage Capital Inc.	131	2,064
Investment Technology Group Inc. (c)	41	642
Investors Bancorp Inc.	381	3,861
Investors Real Estate Trust	115	882
iStar Financial Inc. (c)	93	1,260
Janus Capital Group Inc.	159	2,318
JG Wentworth Co. - Class A (c)	15	190
Kansas City Life Insurance Co.	5	208
KCG Holdings Inc. - Class A (c)	57	576
Kearny Financial Corp. (c)	17	232
Kemper Corp.	47	1,614
Kennedy-Wilson Holdings Inc.	76	1,825
Kite Realty Group Trust	35	845
Ladder Capital Corp. - Class A (c) (e)	17	316
Ladenburg Thalmann Financial Services Inc. (c) (e)	103	439
Lakeland Bancorp Inc.	39	384
Lakeland Financial Corp.	17	638
LaSalle Hotel Properties	111	3,797
Lexington Realty Trust (e)	218	2,132
LTC Properties Inc.	37	1,370
Macatawa Bank Corp.	21	100
Mack-Cali Realty Corp.	90	1,723
Maiden Holdings Ltd.	55	604
MainSource Financial Group Inc.	23	401
Manning & Napier Inc. - Class A	13	223
Marcus & Millichap Inc. (c)	7	218
MarketAxess Holdings Inc.	40	2,488
Marlin Business Services Inc.	10	177
MB Financial Inc.	71	1,975
Meadowbrook Insurance Group Inc.	57	332
Medical Properties Trust Inc.	188	2,304
Mercantile Bank Corp.	18	335
Merchants Bancshares Inc.	6	157
Meridian Bancorp Inc. (c) (e)	24	255
Meta Financial Group Inc.	7	261
Metro Bancorp Inc. (c)	14	346
MGIC Investment Corp. (c)	360	2,812
Midsouth Bancorp Inc.	10	195
MidWestOne Financial Group Inc.	7	159
Moelis & Co. - Class A (e)	7	256
Monmouth Real Estate Investment Corp. - Class A (e)	59	597
Montpelier Re Holdings Ltd.	42	1,299
National Bank Holdings Corp. - Class A	44	840
National Bankshares Inc. (e)	8	215
National General Holdings Corp. (e)	36	610
National Health Investors Inc.	35	2,001
National Interstate Corp.	6	175
National Penn Bancshares Inc.	125	1,217
National Western Life Insurance Co. - Class A	2	555
Navigators Group Inc. (c)	11	698
NBT Bancorp Inc.	48	1,082
Nelnet Inc. - Class A	22	959
New Residential Investment Corp	303	1,767
New York Mortgage Trust Inc. (e)	99	712
New York REIT Inc. (e)	179	1,841
NewBridge Bancorp (c)	36	271
NewStar Financial Inc. (c)	27	307
Nicholas Financial Inc.	13	146
NMI Holdings Inc. - Class A (c) (e)	51	445
Northfield Bancorp Inc.	56	759
Northrim BanCorp Inc.	8	213
Northwest Bancshares Inc.	105	1,274
OceanFirst Financial Corp.	14	225
OFG Bancorp (e)	51	758
Old Line Bancshares Inc.	9	135
Old National Bancorp	122	1,579
OmniAmerican Bancorp Inc.	13	326
One Liberty Properties Inc.	12	238
OneBeacon Insurance Group Ltd. - Class A	24	372
Oppenheimer Holdings Inc. - Class A	9	191
Opus Bank (c)	5	160
Oritani Financial Corp.	47	666
Owens Realty Mortgage Inc.	11	159
Pacific Continental Corp.	19	239
Pacific Premier Bancorp Inc. (c)	20	276
Palmetto Bancshares Inc (e)	4	55
Park National Corp. (e)	13	956
Park Sterling Corp.	45	299
Parkway Properties Inc.	75	1,415
Peapack Gladstone Financial Corp.	13	236
Pebblebrook Hotel Trust	67	2,492
Penns Woods Bancorp Inc.	6	248
Pennsylvania REIT	76	1,525
PennyMac Financial Services Inc. - Class A (c) (e)	15	216
Pennymac Mortgage Investment Trust	79	1,691
Peoples Bancorp Inc.	11	259
Peoples Financial Services Corp. (e)	8	353
PHH Corp. (c)	61	1,368
Phoenix Cos. Inc. (c)	7	397
Physicians Realty Trust	36	497
Pico Holdings Inc. (c)	23	467
Pinnacle Financial Partners Inc.	39	1,424
Piper Jaffray Cos. (c)	18	958
Platinum Underwriters Holdings Ltd.	29	1,748
Portfolio Recovery Associates Inc. (c)	53	2,787
Potlatch Corp.	43	1,740
Preferred Bank (c)	11	251
Primerica Inc.	58	2,811
PrivateBancorp Inc.	76	2,274
Prosperity Bancshares Inc.	74	4,234
Provident Financial Services Inc.	65	1,071
PS Business Parks Inc.	21	1,580
Pzena Investment Management Inc. - Class A	11	104
QTS Realty Trust Inc. - Class A	15	447
Radian Group Inc.	205	2,928
RAIT Financial Trust (e)	88	654
Ramco-Gershenson Properties Trust	82	1,332
RCS Capital Corp. - Class A	10	221
RE/MAX Holdings Inc. - Class A	12	361
Redwood Trust Inc.	89	1,477
Regional Management Corp. (c)	11	203
Renasant Corp.	35	937
Republic Bancorp Inc. - Class A	11	269
Republic First Bancorp Inc. (c) (e)	32	125
Resource America Inc. - Class A	13	126
Resource Capital Corp.	132	645
Retail Opportunity Investments Corp.	96	1,405
Rexford Industrial Realty Inc.	48	664
RLI Corp.	46	1,978
RLJ Lodging Trust	142	4,029
Rouse Properties Inc. (e)	39	630
Ryman Hospitality Properties Inc. (e)	47	2,242
S&T Bancorp Inc.	33	771
Sabra Healthcare REIT Inc.	49	1,203
Safety Insurance Group Inc.	14	760
Sandy Spring Bancorp Inc.	29	655
Saul Centers Inc.	9	416

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Seacoast Banking Corp of Florida (c)	17	182
Select Income REIT	39	930
Selective Insurance Group Inc.	61	1,343
ServisFirst Bancshares Inc.	2	55
Sierra Bancorp	14	241
Silver Bay Realty Trust Corp.	40	647
Silvercrest Asset Management Group Inc. - Class A	6	79
Simmons First National Corp. - Class A	18	710
South State Corp.	26	1,438
Southside Bancshares Inc. (e)	21	698
Southwest Bancorp Inc.	23	369
Sovran Self Storage Inc.	36	2,655
Springleaf Holdings Inc. (c)	25	798
Square 1 Financial Inc. - Class A (c)	6	117
St. Joe Co. (c) (e)	64	1,281
STAG Industrial Inc.	55	1,136
Starwood Waypoint Residential Trust	40	1,034
State Auto Financial Corp.	17	353
State Bank Financial Corp.	36	578
Sterling Bancorp	92	1,173
Stewart Information Services Corp.	23	684
Stifel Financial Corp. (c)	69	3,219
Stock Yards Bancorp Inc.	16	474
Stonegate Bank	10	264
Stonegate Mortgage Corp. (c) (e)	15	194
Strategic Hotels & Resorts Inc. (c)	260	3,032
Suffolk Bancorp	12	231
Summit Hotel Properties Inc.	91	978
Sun Bancorp Inc. (c) (e)	8	137
Sun Communities Inc.	43	2,190
Sunstone Hotel Investors Inc.	218	3,016
Susquehanna Bancshares Inc.	200	2,000
SWS Group Inc. (c)	37	252
Symetra Financial Corp.	80	1,878
Talmer Bancorp Inc.	20	272
Tejon Ranch Co. (c)	14	390
Terreno Realty Corp.	33	628
Territorial Bancorp Inc.	12	237
Texas Capital Bancshares Inc. (c)	46	2,647
Third Point Reinsurance Ltd. (c)	59	857
Tiptree Financial Inc. - Class A (c) (e)	8	69
Tompkins Financial Corp.	16	698
TowneBank (e)	30	405
Trade Street Residential Inc. (e)	19	138
Tree.com Inc. (c)	6	216
Trico Bancshares (e)	18	411
Tristate Capital Holdings Inc. (c)	23	206
TrustCo Bank Corp.	105	674
Trustmark Corp.	72	1,657
UMB Financial Corp.	39	2,128
UMH Properties Inc.	22	209
Umpqua Holdings Corp.	178	2,925
Union Bankshares Corp.	47	1,083
United Bankshares Inc.	73	2,271
United Community Banks Inc.	53	872
United Community Financial Corp.	51	240
United Financial Bancorp Inc.	54	685
United Fire Group Inc.	23	626
United Insurance Holdings Corp.	17	254
Universal Health Realty Income Trust	12	515
Universal Insurance Holdings Inc.	33	425
Univest Corp. of Pennsylvania	16	306
Urstadt Biddle Properties Inc. - Class A	25	516
Valley National Bancorp (e)	213	2,065
ViewPoint Financial Group Inc	44	1,054
Virtus Investment Partners Inc.	7	1,282
Walker & Dunlop Inc. (c)	19	250
Walter Investment Management Corp. (c) (e)	39	860
Washington Federal Inc.	108	2,194
Washington REIT	71	1,808
Washington Trust Bancorp Inc.	16	535
Waterstone Financial Inc.	35	407
Webster Financial Corp.	97	2,839
WesBanco Inc.	29	876
West Bancorp Inc.	15	214
Westamerica Bancorp (e)	28	1,305
Western Alliance Bancorp (c)	81	1,928
Western Asset Mortgage Capital Corp. (e)	43	632
Westwood Holdings Group Inc.	8	448
Whitestone REIT	24	342
Wilshire Bancorp Inc.	77	714
Wintrust Financial Corp.	49	2,208
WisdomTree Investments Inc. (c) (e)	110	1,250
World Acceptance Corp. (c) (e)	8	540
WSFS Financial Corp.	9	675
Yadkin Financial Corp (c)	19	350
		404,721
HEALTH CARE - 12.9%
Abaxis Inc.	25	1,270
Abiomed Inc. (c) (e)	44	1,087
Acadia HealthCare Co. Inc. (c)	45	2,200
ACADIA Pharmaceuticals Inc. (c) (e)	83	2,050
Accelerate Diagnostics Inc. (c) (e)	24	506
Acceleron Pharma Inc. (c) (e)	17	515
Accuray Inc. (c) (e)	84	613
AcelRx Pharmaceuticals Inc (c) (e)	23	127
Achaogen Inc. (c)	7	65
Achillion Pharmaceuticals Inc. (c) (e)	106	1,055
Acorda Therapeutics Inc. (c)	44	1,485
Actinium Pharmaceuticals Inc. (c) (e)	21	138
Adamas Pharmaceuticals Inc. (c) (e)	3	55
Addus HomeCare Corp. (c)	5	94
Aegerion Pharmaceuticals Inc. (c) (e)	32	1,081
Aerie Pharmaceuticals Inc. (c)	8	167
Affymetrix Inc. (c) (e)	80	635
Agenus Inc. (c)	64	200
Agios Pharmaceuticals Inc. (c) (e)	14	866
Air Methods Corp. (c)	42	2,348
Akebia Therapeutics Inc. (c)	8	176
Akorn Inc. (c)	66	2,403
Albany Molecular Research Inc. (c) (e)	27	587
Alder Biopharmaceuticals Inc. (c) (e)	8	103
Alimera Sciences Inc. (c) (e)	26	141
Alliance HealthCare Services Inc. (c)	4	99
Almost Family Inc. (c)	9	242
AMAG Pharmaceuticals Inc. (c)	22	717
Amedisys Inc. (c)	33	660
AMN Healthcare Services Inc. (c)	50	791
Ampio Pharmaceuticals Inc. (c) (e)	36	127
Amsurg Corp. (c)	45	2,242
Anacor Pharmaceuticals Inc. (c)	35	851
Analogic Corp.	13	858
AngioDynamics Inc. (c)	28	386
ANI Pharmaceuticals Inc. (c)	7	198
Anika Therapeutics Inc. (c)	15	560
Antares Pharma Inc. (c) (e)	124	226
Applied Genetic Technologies Corp. (c) (e)	5	92
Aratana Therapeutics Inc. (c)	25	252
Arena Pharmaceuticals Inc. (c) (e)	244	1,022
Ariad Pharmaceuticals Inc. (c) (e)	168	905
Array BioPharma Inc. (c) (e)	129	462
Arrowhead Research Corp. (c) (e)	53	779
AtriCure Inc. (c)	29	427
Atrion Corp.	2	538

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Auspex Pharmaceuticals Inc. (c)	9	227
Auxilium Pharmaceuticals Inc. (c) (e)	56	1,658
AVANIR Pharmaceuticals - Class A (c)	182	2,164
Bio-Path Holdings Inc. (c) (e)	76	152
Bio-Reference Labs Inc. (c) (e)	27	758
BioCryst Pharmaceuticals Inc. (c)	71	697
BioDelivery Sciences International Inc. (c) (e)	44	756
BioScrip Inc. (c)	64	441
BioSpecifics Technologies Corp. (c)	4	135
BioTelemetry Inc. (c)	27	183
Biotime Inc. (c) (e)	33	103
Bluebird Bio Inc. (c) (e)	23	828
Cambrex Corp. (c)	34	632
Cantel Medical Corp.	36	1,235
Capital Senior Living Corp. (c)	31	666
Cara Therapeutics Inc. (c)	6	50
Cardiovascular Systems Inc. (c)	27	647
Castlight Health Inc. - Class B (c) (e)	13	173
Celldex Therapeutics Inc. (c) (e)	95	1,235
Cellular Dynamics International Inc. (c) (e)	10	72
Cempra Inc. (c) (e)	23	253
Cepheid Inc. (c)	74	3,265
Cerus Corp. (c) (e)	70	283
Chemed Corp. (e)	19	1,925
ChemoCentryx Inc. (c) (e)	33	148
Chimerix Inc. (c)	28	771
Clovis Oncology Inc. (c)	26	1,177
Computer Programs & Systems Inc.	12	697
Conmed Corp.	29	1,070
Corcept Therapeutics Inc. (c) (e)	48	129
Corvel Corp. (c)	13	427
Cross Country Healthcare Inc. (c)	35	321
CryoLife Inc.	32	319
CTI BioPharma Corp. (c) (e)	135	327
Cyberonics Inc. (c)	29	1,465
Cynosure Inc. - Class A (c)	21	450
Cytokinetics Inc (c) (e)	38	133
Cytori Therapeutics Inc. (c) (e)	64	43
CytRx Corp. (c) (e)	58	146
Dendreon Corp. (c) (e)	164	236
DepoMed Inc. (c)	64	973
Derma Sciences Inc. (c) (e)	25	212
DexCom Inc. (c)	80	3,186
Dicerna Pharmaceuticals Inc. (c)	4	49
Durata Therapeutics Inc. (c) (e)	17	213
Dyax Corp. (c)	150	1,522
Dynavax Technologies Inc. (c)	280	400
Egalet Corp. (c) (e)	5	31
Eleven Biotherapeutics Inc. (c) (e)	5	56
Emergent BioSolutions Inc. (c)	30	641
Enanta Pharmaceuticals Inc. (c)	11	422
Endocyte Inc. (c) (e)	38	231
Endologix Inc. (c)	69	730
Ensign Group Inc.	22	769
Enzo Biochem Inc. (c)	35	183
Epizyme Inc. (c)	13	362
Esperion Therapeutics Inc. (c) (e)	5	118
Exact Sciences Corp. (c) (e)	90	1,752
ExacTech Inc. (c)	9	212
ExamWorks Group Inc. (c)	36	1,177
Exelixis Inc. (c) (e)	206	315
Five Prime Therapeutics Inc. (c)	18	212
Five Star Quality Care Inc. (c)	43	164
Flexion Therapeutics Inc. (c)	5	91
Fluidigm Corp. (c)	29	704
Foundation Medicine Inc. (c) (e)	15	275
Galectin Therapeutics Inc. (c) (e)	19	93
Galena Biopharma Inc. (c) (e)	118	242
GenMark Diagnostics Inc. (c) (e)	42	373
Genocea Biosciences Inc. (c)	4	39
Genomic Health Inc. (c) (e)	18	519
Gentiva Health Services Inc. (c)	35	594
Geron Corp. (c) (e)	167	334
Globus Medical Inc. - Class A (c)	70	1,369
Greatbatch Inc. (c)	27	1,150
Haemonetics Corp. (c)	55	1,911
Halozyme Therapeutics Inc. (c) (e)	105	956
Hanger Orthopedic Group Inc. (c)	38	779
HealthSouth Corp.	95	3,510
HealthStream Inc. (c)	22	535
Healthways Inc. (c)	34	538
HeartWare International Inc. (c)	18	1,421
Heron Therapeutics Inc. (c)	20	167
HMS Holdings Corp. (c) (e)	94	1,778
Horizon Pharma Plc (c) (e)	69	846
Hyperion Therapeutics Inc. (c)	14	361
ICU Medical Inc. (c)	15	944
Idera Pharmaceuticals Inc. (c) (e)	62	143
Immunogen Inc. (c) (e)	95	1,006
Immunomedics Inc. (c) (e)	74	275
Impax Laboratories Inc. (c)	74	1,743
Infinity Pharmaceuticals Inc. (c)	50	670
Inogen Inc. (c)	6	115
Inovio Pharmaceuticals Inc. (c) (e)	61	603
Insmed Inc. (c)	52	679
Insulet Corp. (c)	58	2,154
Insys Therapeutics Inc. (c) (e)	9	347
Integra LifeSciences Holdings Corp. (c)	26	1,281
Intra-Cellular Therapies Inc. (c) (e)	17	238
Intrexon Corp. (c) (e)	37	683
Invacare Corp.	37	431
IPC The Hospitalist Co. Inc. (c)	19	852
Ironwood Pharmaceuticals Inc. - Class A (c) (e)	127	1,640
Isis Pharmaceuticals Inc. (c) (e)	124	4,806
K2M Group Holdings Inc. (c) (e)	9	130
Karyopharm Therapeutics Inc. (c) (e)	13	453
Keryx Biopharmaceuticals Inc. (c) (e)	96	1,315
Kindred Biosciences Inc. (c) (e)	9	88
Kindred Healthcare Inc.	68	1,328
KYTHERA Biopharmaceuticals Inc. (c) (e)	18	599
Landauer Inc.	10	327
Lannett Co. Inc. (c)	27	1,238
LDR Holding Corp. (c) (e)	17	534
Lexicon Pharmaceuticals Inc. (c) (e)	249	351
LHC Group Inc. (c)	14	320
Ligand Pharmaceuticals Inc. (c)	22	1,033
Luminex Corp. (c)	41	806
MacroGenics Inc. (c)	21	430
Magellan Health Services Inc. (c)	29	1,586
MannKind Corp. (c) (e)	239	1,413
Masimo Corp. (c)	52	1,098
MedAssets Inc. (c)	65	1,348
Medicines Co. (c)	68	1,513
Medidata Solutions Inc. (c)	59	2,616
Merge Healthcare Inc. (c)	63	138
Meridian Bioscience Inc. (e)	47	829
Merit Medical Systems Inc. (c)	47	554
Merrimack Pharmaceuticals Inc. (c) (e)	111	977
MiMedx Group Inc. (c) (e)	104	739
Mirati Therapeutics Inc. (c) (e)	7	130
Molina Healthcare Inc. (c)	32	1,356
Momenta Pharmaceuticals Inc. (c)	52	592
MWI Veterinary Supply Inc. (c)	14	2,072
NanoString Technologies Inc. (c) (e)	10	114
NanoViricides Inc. (c) (e)	42	125
National Healthcare Corp.	12	667

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
National Research Corp. - Class A (c)	9	118
Natus Medical Inc. (c)	34	1,017
Navidea Biopharmaceuticals Inc. (c) (e)	124	164
Nektar Therapeutics (c)	140	1,692
Neogen Corp. (c)	40	1,589
NeoStem Inc. (c) (e)	25	136
Neuralstem Inc. (c) (e)	70	229
Neurocrine Biosciences Inc. (c)	84	1,319
NewLink Genetics Corp. (c) (e)	19	416
Northwest Biotherapeutics Inc. (c) (e)	36	182
Novavax Inc. (c) (e)	252	1,052
NPS Pharmaceuticals Inc. (c)	113	2,938
NuVasive Inc. (c)	50	1,728
NxStage Medical Inc. (c)	66	866
Ohr Pharmaceutical Inc. (c) (e)	22	158
Omeros Corp. (c) (e)	38	481
Omnicell Inc. (c)	39	1,065
OncoMed Pharmaceuticals Inc. (c) (e)	13	247
Oncothyreon Inc. (c) (e)	73	140
Ophthotech Corp. (c)	15	566
Opko Health Inc. (c) (e)	203	1,731
OraSure Technologies Inc. (c)	58	422
Orexigen Therapeutics Inc. (c) (e)	116	495
Organovo Holdings Inc. (c) (e)	64	405
Orthofix International NV (c)	19	581
Osiris Therapeutics Inc. (c) (e)	18	230
OvaScience Inc. (c) (e)	16	273
Owens & Minor Inc. (e)	67	2,201
Oxford Immunotec Global Plc (c) (e)	14	209
Pacific Biosciences of California Inc. (c)	52	257
Pacira Pharmaceuticals Inc. (c)	38	3,657
Pain Therapeutics Inc. (c) (e)	39	154
PAREXEL International Corp. (c)	61	3,824
PDL BioPharma Inc. (e)	171	1,279
Peregrine Pharmaceuticals Inc. (c) (e)	196	267
Pernix Therapeutics Holdings (c)	35	267
PharMerica Corp. (c)	33	816
Phibro Animal Health Corp. - Class A	15	334
PhotoMedex Inc. (c)	14	84
Portola Pharmaceuticals Inc. (c)	38	963
Pozen Inc. (c)	33	241
Progenics Pharmaceuticals Inc. (c) (e)	88	455
Prothena Corp. Plc (c)	28	624
Providence Services Corp. (c)	12	584
PTC Therapeutics Inc. (c) (e)	23	1,022
Puma Biotechnology Inc. (c)	25	5,907
Quality Systems Inc.	53	726
Quidel Corp. (c)	32	857
RadNet Inc. (c)	34	223
Raptor Pharmaceutical Corp. (c) (e)	68	648
Receptos Inc. (c)	20	1,219
Regado Biosciences Inc. (c) (e)	16	18
Regulus Therapeutics Inc. (c) (e)	11	74
Relypsa Inc. (c)	17	369
Repligen Corp. (c)	37	730
Repros Therapeutics Inc. (c) (e)	24	237
Retrophin Inc. (c) (e)	21	188
Revance Therapeutics Inc. (c)	8	146
Rigel Pharmaceuticals Inc. (c)	92	178
Rockwell Medical Technologies Inc. (c) (e)	44	403
RTI Surgical Inc. (c)	58	276
Sagent Pharmaceuticals Inc. (c)	21	660
Sangamo Biosciences Inc. (c) (e)	75	804
Sarepta Therapeutics Inc. (c) (e)	42	890
Sciclone Pharmaceuticals Inc. (c)	55	378
Select Medical Holdings Corp.	82	989
Sequenom Inc. (c) (e)	130	387
Skilled Healthcare Group Inc. - Class A (c)	19	125
Spectranetics Corp. (c)	44	1,182
Spectrum Pharmaceuticals Inc. (c) (e)	66	536
Staar Surgical Co. (c)	42	444
Stemline Therapeutics Inc. (c) (e)	10	129
STERIS Corp.	64	3,437
Sucampo Pharmaceuticals Inc. - Class A (c) (e)	15	98
Sunesis Pharmaceuticals Inc. (c) (e)	41	293
Supernus Pharmaceuticals Inc. (c) (e)	31	267
Surgical Care Affiliates Inc. (c)	12	314
SurModics Inc. (c)	17	300
Symmetry Medical Inc. (c)	43	431
Synageva BioPharma Corp. (c) (e)	23	1,587
Synergy Pharmaceuticals Inc. (c) (e)	91	254
Synta Pharmaceuticals Corp. (c) (e)	60	180
Tandem Diabetes Care Inc. (c) (e)	10	129
Team Health Holdings Inc. (c)	75	4,347
TESARO Inc. (c) (e)	20	546
Tetraphase Pharmaceuticals Inc (c)	23	463
TG Therapeutics Inc. (c) (e)	22	233
TherapeuticsMD Inc. (c) (e)	102	474
Theravance Biopharma Inc. (c)	24	552
Theravance Inc. (e)	84	1,431
Thoratec Corp. (c)	61	1,618
Threshold Pharmaceuticals Inc. (c) (e)	47	171
Tornier BV (c)	37	895
TransEnterix Inc. (c) (e)	29	127
Triple-S Management Corp. - Class B (c)	25	489
TriVascular Technologies Inc. (c) (e)	8	109
Ultragenyx Pharmaceutical Inc. (c) (e)	7	412
Unilife Corp. (c) (e)	112	256
Universal American Corp. (c)	44	355
US Physical Therapy Inc.	14	483
Utah Medical Products Inc.	4	204
Vanda Pharmaceuticals Inc. (c) (e)	37	388
Vascular Solutions Inc. (c)	17	408
Veracyte Inc. (c) (e)	7	69
Verastem Inc. (c) (e)	23	200
Versartis Inc. (c) (e)	7	134
Vital Therapies Inc. (c) (e)	5	107
Vivus Inc. (c) (e)	96	372
Vocera Communications Inc. (c)	22	176
Volcano Corp. (c) (e)	58	617
WellCare Health Plans Inc. (c)	47	2,836
West Pharmaceutical Services Inc.	75	3,343
Wright Medical Group Inc. (c)	53	1,598
Xencor Inc. (c)	16	150
XenoPort Inc. (c) (e)	68	367
XOMA Corp. (c)	89	373
Zeltiq Aesthetics Inc. (c)	30	690
ZIOPHARM Oncology Inc. (c) (e)	95	250
Zogenix Inc. (c) (e)	115	133
		225,609
INDUSTRIALS - 14.1%
AAON Inc.	47	792
AAR Corp.	44	1,052
ABM Industries Inc.	61	1,574
Acacia Research Corp. (e)	52	801
ACCO Brands Corp. (c)	118	816
Accuride Corp. (c)	49	186
Aceto Corp.	31	593
Actuant Corp. - Class A	76	2,312
Advisory Board Co. (c)	39	1,808
Aegion Corp. (c)	41	902
AeroVironment Inc. (c)	21	624
Air Transport Services Group Inc. (c)	57	414
Aircastle Ltd.	69	1,129
Alamo Group Inc.	8	319

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Albany International Corp. - Class A	32	1,076
Allegiant Travel Co.	15	1,861
Altra Holdings Inc.	30	869
Ameresco Inc. - Class A (c)	19	128
American Railcar Industries Inc. (e)	10	768
American Science & Engineering Inc.	9	504
American Woodmark Corp. (c)	11	412
Ampco-Pittsburgh Corp.	9	175
Apogee Enterprises Inc.	32	1,292
Applied Industrial Technologies Inc.	45	2,032
ARC Document Solutions Inc. (c)	36	295
ARC Group Worldwide Inc. (c) (e)	3	48
ArcBest Corp.	28	1,050
Argan Inc.	13	448
Astec Industries Inc.	20	736
Astronics Corp. (c)	17	815
Astronics Corp. - Class B (c)	3	162
Atlas Air Worldwide Holdings Inc. (c)	27	889
AZZ Inc.	28	1,166
Baltic Trading Ltd.	51	209
Barnes Group Inc.	59	1,780
Barracuda Networks Inc. (c)	8	212
Barrett Business Services Inc.	7	289
Beacon Roofing Supply Inc. (c)	54	1,385
Belden Inc.	46	2,975
Benefitfocus Inc. (c) (e)	5	143
Blount International Inc. (c)	52	793
Brady Corp. - Class A	52	1,164
Briggs & Stratton Corp.	50	899
Brink’s Co.	54	1,291
Builders FirstSource Inc. (c)	51	278
CAI International Inc. (c)	19	373
Capstone Turbine Corp. (c) (e)	345	370
Casella Waste Systems Inc. - Class A (c)	47	183
CBIZ Inc. (c)	36	284
CDI Corp.	13	194
Ceco Environmental Corp. (e)	21	287
Celadon Group Inc.	23	441
Cenveo Inc. (c) (e)	69	170
Chart Industries Inc. (c) (e)	33	1,996
Chase Corp.	6	201
Chegg Inc. (c) (e)	76	472
CIRCOR International Inc.	19	1,294
Civeo Corp.	100	1,159
CLARCOR Inc.	54	3,416
Columbus Mckinnon Corp.	20	445
Comfort Systems USA Inc.	41	552
Commercial Vehicle Group Inc. (c)	25	151
Continental Building Products Inc. (c)	15	217
Control4 Corp. (c) (e)	12	153
Corporate Executive Board Co.	36	2,174
Covisint Corp. (c) (e)	8	32
CRA International Inc. (c)	12	296
Cubic Corp.	22	1,050
Curtiss-Wright Corp.	51	3,366
Cvent Inc. (c) (e)	19	470
Deluxe Corp.	53	2,944
DigitalGlobe Inc. (c)	80	2,292
Douglas Dynamics Inc.	23	441
Ducommun Inc. (c)	12	331
DXP Enterprises Inc. (c)	14	1,005
Dycom Industries Inc. (c)	37	1,150
Dynamic Materials Corp.	14	258
Echo Global Logistics Inc. (c)	25	584
EMCOR Group Inc.	72	2,865
Encore Capital Group Inc. (c) (e)	27	1,213
Encore Wire Corp.	23	842
Endurance International Group Holdings Inc. (c) (e)	32	515
Energy Recovery Inc. (c) (e)	46	164
EnerNOC Inc. (c)	30	501
EnerSys Inc.	50	2,934
Engility Holdings Inc. (c)	19	586
Ennis Inc.	29	387
Enphase Energy Inc. (c)	14	211
EnPro Industries Inc. (c)	24	1,478
Erickson Inc. (c) (e)	3	43
ESCO Technologies Inc.	29	1,011
Esterline Technologies Corp. (c)	34	3,799
ExOne Co. (c) (e)	10	217
Exponent Inc.	14	991
Federal Signal Corp.	71	939
Forward Air Corp.	33	1,482
Franklin Covey Co. (c) (e)	8	162
Franklin Electric Co. Inc.	52	1,797
FreightCar America Inc.	14	468
FTI Consulting Inc. (c)	45	1,578
FuelCell Energy Inc. (c) (e)	217	454
Furmanite Corp. (c)	39	264
G&K Services Inc. - Class A	21	1,186
GenCorp Inc. (c) (e)	64	1,019
Generac Holdings Inc. (c) (e)	73	2,941
General Cable Corp.	52	783
General Finance Corp. (c) (e)	12	103
Gibraltar Industries Inc. (c)	31	431
Gigamon Inc. (c) (e)	25	261
Global Brass & Copper Holdings Inc.	22	323
Global Power Equipment Group Inc.	19	288
Gogo Inc. (c) (e)	57	967
Gorman-Rupp Co.	21	620
GP Strategies Corp. (c) (e)	16	474
GrafTech International Ltd. (c) (e)	131	602
Graham Corp.	11	325
Granite Construction Inc.	42	1,352
Great Lakes Dredge & Dock Corp. (c)	61	374
Greenbrier Cos. Inc. (e)	29	2,147
Griffon Corp.	47	534
H&E Equipment Services Inc.	32	1,287
Harsco Corp.	86	1,839
Hawaiian Holdings Inc. (c)	48	649
Healthcare Services Group Inc.	75	2,135
Heartland Express Inc.	58	1,379
HEICO Corp.	71	3,310
Heidrick & Struggles International Inc.	18	376
Heritage-Crystal Clean Inc. (c)	11	159
Herman Miller Inc.	63	1,877
Hill International Inc. (c)	25	100
HNI Corp.	49	1,753
Houston Wire & Cable Co.	17	209
HUB Group Inc. - Class A (c)	40	1,607
Hurco Cos. Inc.	7	275
Huron Consulting Group Inc. (c)	25	1,552
Hyster-Yale Materials Handling Inc. - Class A	11	786
ICF International Inc. (c)	22	665
II-VI Inc. (c)	58	683
InnerWorkings Inc. (c)	38	305
Insperity Inc.	26	698
Insteel Industries Inc.	21	422
Interface Inc.	71	1,138
International Shipholding Corp. (e)	7	130
JetBlue Airways Corp. (c)	259	2,755
John Bean Technologies Corp.	32	899
Kadant Inc.	13	494
Kaman Corp. - Class A	31	1,200
Kelly Services Inc. - Class A	30	463

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Keyw Holding Corp. (c) (e)	36	396
Kforce Inc.	30	581
Kimball International Inc. - Class B	37	554
Knight Transportation Inc.	66	1,805
Knoll Inc.	55	949
Korn/Ferry International (c)	53	1,329
Kratos Defense & Security Solutions Inc. (c)	49	324
Layne Christensen Co. (c) (e)	22	217
LB Foster Co.	11	485
Lindsay Corp. (e)	14	1,025
LMI Aerospace Inc. (c) (e)	14	175
LSI Industries Inc.	20	123
Lydall Inc. (c)	18	475
Manitex International Inc. (c)	17	188
Marten Transport Ltd.	26	470
Masonite International Corp. (c) (e)	30	1,657
MasTec Inc. (c)	69	2,127
Matson Inc.	47	1,171
McGrath RentCorp	28	949
Meritor Inc. (c)	105	1,138
Miller Industries Inc.	11	193
Mistras Group Inc. (c)	18	368
Mobile Mini Inc.	49	1,726
Moog Inc. - Class A (c)	47	3,244
MSA Safety Inc.	32	1,568
Mueller Industries Inc.	60	1,725
Mueller Water Products Inc. - Class A	173	1,429
Multi-Color Corp.	14	626
MYR Group Inc. (c)	22	525
NACCO Industries Inc. - Class A	5	239
National Presto Industries Inc. (e)	5	330
Navigant Consulting Inc. (c)	52	730
Navios Maritime Holdings Inc.	81	484
NCI Building Systems Inc. (c)	30	574
NL Industries Inc.	7	49
NN Inc.	17	462
Norcraft Cos. Inc. (c)	8	123
Nortek Inc. (c)	10	734
Northwest Pipe Co. (c)	9	315
Omega Flex Inc.	1	19
On Assignment Inc. (c)	57	1,542
Orbital Sciences Corp. (c)	64	1,787
Orion Marine Group Inc. (c)	28	276
P.A.M. Transportation Services (c) (e)	3	123
Park-Ohio Holdings Corp.	10	485
Patrick Industries Inc. (c)	8	332
Patriot Transportation Holding Inc. (c) (e)	6	216
Paylocity Holding Corp. (c) (e)	9	167
Pendrell Corp. (c)	184	246
Performant Financial Corp. (c)	26	206
PGT Inc. (c)	50	463
Pike Corp. (c)	30	352
Plug Power Inc. (c) (e)	170	780
Ply Gem Holdings Inc. (c) (e)	18	199
Polypore International Inc. (c)	48	1,870
Powell Industries Inc.	10	412
Power Solutions International Inc. (c) (e)	5	323
PowerSecure International Inc. (c)	25	235
Preformed Line Products Co.	3	160
Primoris Services Corp.	40	1,068
Proto Labs Inc. (c)	24	1,646
Quad/Graphics Inc. - Class A	26	503
Quality Distribution Inc. (c)	29	368
Quanex Building Products Corp.	41	734
Quest Resource Holding Corp. (c) (e)	13	22
Raven Industries Inc.	40	972
RBC Bearings Inc.	26	1,461
Republic Airways Holdings Inc. (c)	54	598
Resources Connection Inc.	42	584
Revolution Lighting Technologies Inc (c) (e)	26	44
Rexnord Corp. (c)	78	2,216
Roadrunner Transportation Systems Inc. (c)	29	667
Rocket Fuel Inc. (c) (e)	19	299
RPX Corp. (c)	56	762
Rush Enterprises Inc. - Class A (c)	37	1,226
Safe Bulkers Inc.	40	264
Saia Inc. (c)	26	1,291
Scorpio Bulkers Inc. (c)	145	844
Seaboard Corp. (c) (e)	—	811
SIFCO Industries Inc.	3	81
Simpson Manufacturing Co. Inc.	46	1,327
SkyWest Inc.	54	420
SP Plus Corp. (c)	15	291
Sparton Corp. (c)	13	309
Standex International Corp.	14	1,040
Steelcase Inc. - Class A	88	1,427
Sterling Construction Co. Inc. (c)	16	125
Stock Building Supply Holdings Inc. (c)	15	239
Sun Hydraulics Corp.	24	916
Swift Transporation Co. - Class A (c)	91	1,910
TAL International Group Inc. (e)	36	1,495
Taser International Inc. (c) (e)	56	870
Team Inc. (c)	23	884
Teledyne Technologies Inc. (c)	40	3,759
Tennant Co.	20	1,354
Tetra Tech Inc.	69	1,730
Textainer Group Holdings Ltd. (e)	24	755
Textura Corp. (c) (e)	19	507
Thermon Group Holdings Inc. (c)	34	826
Titan International Inc. (e)	47	559
Titan Machinery Inc. (c) (e)	20	255
Tremor Video Inc. (c) (e)	37	87
Trex Co. Inc. (c)	38	1,301
TriMas Corp. (c)	48	1,170
TriNet Group Inc. (c)	16	412
TrueBlue Inc. (c)	46	1,160
Tutor Perini Corp. (c)	41	1,079
Twin Disc Inc.	9	256
Ultrapetrol Ltd. (c)	19	59
UniFirst Corp.	16	1,520
United Stationers Inc.	42	1,579
Universal Forest Products Inc.	22	932
Universal Truckload Services Inc.	5	132
US Ecology Inc.	23	1,079
USA Truck Inc. (c) (e)	7	115
UTi Worldwide Inc. (c)	102	1,081
Viad Corp.	21	436
Vicor Corp. (c)	23	216
VSE Corp.	4	201
Wabash National Corp. (c)	78	1,033
WageWorks Inc. (c)	37	1,681
Watsco Inc.	28	2,424
Watts Water Technologies Inc. - Class A	31	1,781
Werner Enterprises Inc.	48	1,202
WESCO Aircraft Holdings Inc. (c)	55	964
West Corp.	40	1,184
Wix.com Ltd. (c) (e)	14	235
Woodward Governor Co.	71	3,368
Xerium Technologies Inc. (c)	14	208
XPO Logistics Inc. (c) (e)	56	2,106
YRC Worldwide Inc. (c) (e)	34	688
YuMe Inc. (c) (e)	9	43
		245,959
INFORMATION TECHNOLOGY - 17.2%
A10 Networks Inc. (c) (e)	13	118

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ACI Worldwide Inc. (c)	121	2,278
Actuate Corp. (c)	47	185
Acxiom Corp. (c)	81	1,338
ADTRAN Inc.	60	1,237
Advanced Energy Industries Inc. (c)	43	814
Advent Software Inc.	54	1,703
Aerohive Networks Inc. (c) (e)	10	78
Agilysys Inc. (c)	15	178
Alliance Fiber Optic Products Inc. (e)	14	168
Alpha & Omega Semiconductor Ltd. (c)	16	152
Ambarella Inc. (c) (e)	30	1,321
Amber Road Inc. (c) (e)	9	157
American Software Inc. - Class A	26	232
Amkor Technology Inc. (c)	90	760
Angie’s List Inc. (c) (e)	44	282
Anixter International Inc.	29	2,456
Applied Micro Circuits Corp. (c) (e)	83	582
Applied Optoelectronics Inc. (c)	15	245
Aruba Networks Inc. (c)	116	2,504
Aspen Technology Inc. (c)	98	3,704
Audience Inc. (c)	15	110
AVG Technologies NV (c)	37	607
Axcelis Technologies Inc. (c)	132	263
Badger Meter Inc.	16	793
Bankrate Inc. (c)	71	801
Bazaarvoice Inc. (c) (e)	53	389
Bel Fuse Inc. - Class B	10	257
Benchmark Electronics Inc. (c)	58	1,277
Black Box Corp.	18	425
Blackbaud Inc.	50	1,956
Blackhawk Network Holdings Inc. - Class A (c)	56	1,824
Blucora Inc. (c)	46	705
Borderfree Inc. (c) (e)	6	78
Bottomline Technologies Inc. (c)	41	1,143
Brightcove Inc. (c)	32	177
BroadSoft Inc. (c)	29	617
Brooks Automation Inc.	76	799
Cabot Microelectronics Corp. (c)	26	1,067
CACI International Inc. - Class A (c)	26	1,838
CalAmp Corp. (c) (e)	39	681
Calix Inc. (c)	44	420
Callidus Software Inc. (c)	43	513
Carbonite Inc. (c)	19	193
Cardtronics Inc. (c)	47	1,670
Care.com Inc. (c) (e)	7	59
Cascade Microtech Inc. (c)	13	134
Cass Information Systems Inc.	11	467
Cavium Inc. (c)	56	2,789
Ceva Inc. (c)	25	335
ChannelAdvisor Corp. (c) (e)	21	350
Checkpoint Systems Inc. (c)	45	556
Ciber Inc. (c)	76	260
Ciena Corp. (c)	111	1,855
Cinedigm Corp. (c) (e)	79	122
Cirrus Logic Inc. (c)	68	1,410
Clearfield Inc. (c) (e)	12	150
Cognex Corp. (c)	94	3,783
Coherent Inc. (c)	27	1,670
Cohu Inc.	29	349
CommVault Systems Inc. (c)	52	2,601
Computer Task Group Inc.	18	196
Compuware Corp.	234	2,478
comScore Inc. (c)	38	1,382
Comtech Telecommunications Corp.	16	579
Comverse Inc. (c)	25	549
Constant Contact Inc. (c)	34	920
Convergys Corp.	108	1,929
Conversant Inc. (c)	73	2,489
Cornerstone OnDemand Inc. (c)	56	1,927
Cray Inc. (c) (e)	45	1,171
CSG Systems International Inc.	38	1,006
CTS Corp.	36	566
CUI Global Inc. (c) (e)	21	155
Cyan Inc. (c) (e)	29	91
Cypress Semiconductor Corp. (e)	165	1,627
Daktronics Inc.	41	505
Datalink Corp. (c)	22	233
Dealertrack Technologies Inc. (c)	57	2,460
Demand Media Inc. (c)	8	71
Demandware Inc. (c)	31	1,600
Dice Holdings Inc. (c)	46	384
Digi International Inc. (c)	31	235
Digimarc Corp.	6	133
Digital River Inc. (c)	39	561
Diodes Inc. (c)	38	908
Dot Hill Systems Corp. (c) (e)	62	233
DSP Group Inc. (c)	21	186
DTS Inc. (c)	21	521
E2open Inc. (c) (e)	24	228
EarthLink Holdings Corp.	107	367
Eastman Kodak Co. (c) (e)	18	394
Ebix Inc. (e)	35	496
Electro Rent Corp.	21	294
Electro Scientific Industries Inc.	24	166
Electronics for Imaging Inc. (c)	50	2,200
Ellie Mae Inc. (c) (e)	31	1,008
Emulex Corp. (c)	87	429
Entegris Inc. (c)	149	1,716
Entropic Communications Inc. (c)	101	269
Envestnet Inc. (c)	36	1,613
EPAM Systems Inc. (c)	37	1,633
EPIQ Systems Inc.	35	621
ePlus Inc. (c)	5	307
Euronet Worldwide Inc. (c)	54	2,600
EVERTEC Inc.	68	1,524
Everyday Health Inc. (c) (e)	8	107
Exar Corp. (c)	39	353
ExlService Holdings Inc. (c)	36	876
Extreme Networks (c)	106	509
Fabrinet (c)	37	542
Fair Isaac Corp.	34	1,894
Fairchild Semiconductor International Inc. (c)	133	2,063
FARO Technologies Inc. (c)	19	950
FEI Co.	45	3,396
Finisar Corp. (c) (e)	102	1,700
Five9 Inc. (c) (e)	12	81
FleetMatics Group Plc (c) (e)	39	1,186
FormFactor Inc. (c)	61	438
Forrester Research Inc.	12	431
Global Cash Access Holdings Inc. (c)	69	465
Global Eagle Entertainment Inc. (c) (e)	40	452
Glu Mobile Inc. (c) (e)	95	493
GrubHub Inc. (c) (e)	9	311
GSI Group Inc. (c)	36	414
GT Advanced Technologies Inc. (c) (e)	147	1,589
GTT Communications Inc. (c)	15	175
Guidance Software Inc. (c) (e)	17	115
Guidewire Software Inc. (c)	71	3,168
Hackett Group Inc.	26	155
Harmonic Inc. (c)	101	643
Heartland Payment Systems Inc.	38	1,825
Higher One Holdings Inc. (c)	30	74
iGate Corp. (c)	38	1,403
Immersion Corp. (c)	32	270
Imperva Inc. (c)	23	654
Infinera Corp. (c)	131	1,394

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Infoblox Inc. (c)	59	873
Information Services Group Inc. (c)	34	129
Inphi Corp. (c)	29	424
Insight Enterprises Inc. (c)	46	1,035
Integrated Device Technology Inc. (c)	141	2,256
Integrated Silicon Solutions Inc.	32	443
Interactive Intelligence Group (c)	17	731
InterDigital Inc.	44	1,760
Internap Network Services Corp. (c)	60	417
International Rectifier Corp. (c)	75	2,926
Intersil Corp. - Class A	137	1,940
Intevac Inc. (c) (e)	25	165
IntraLinks Holdings Inc. (c)	42	337
InvenSense Inc. (c) (e)	75	1,483
Itron Inc. (c)	42	1,649
Ixia (c)	64	587
IXYS Corp.	28	293
j2 Global Inc.	49	2,440
Jive Software Inc. (c) (e)	43	253
Kemet Corp. (c)	45	184
Kofax Ltd. (c) (e)	75	584
Kopin Corp. (c)	79	267
KVH Industries Inc. (c)	18	205
Lattice Semiconductor Corp. (c)	127	950
Limelight Networks Inc. (c)	54	127
Lionbridge Technologies Inc. (c)	68	307
Liquidity Services Inc. (c) (e)	26	354
Littelfuse Inc.	24	2,023
LivePerson Inc. (c)	63	790
LogMeIn Inc. (c)	27	1,237
Loral Space & Communications Inc. (c)	15	1,058
Luxoft Holding Inc. - Class A (c) (e)	8	307
M/A-COM Technology Solutions Holdings Inc. (c)	13	275
Manhattan Associates Inc. (c)	81	2,702
Mantech International Corp. - Class A	26	703
Marchex Inc. - Class B	29	119
Marin Software Inc. (c)	27	233
Marketo Inc. (c) (e)	26	854
Mavenir Systems Inc. (c)	10	126
MAXIMUS Inc.	72	2,896
MaxLinear Inc. - Class A (c)	30	208
Maxwell Technologies Inc. (c)	30	264
Measurement Specialties Inc. (c)	17	1,491
Mentor Graphics Corp.	102	2,100
Mercury Systems Inc. (c)	37	408
Mesa Laboratories Inc.	3	192
Methode Electronics Inc.	42	1,537
Micrel Inc.	51	614
Microsemi Corp. (c)	100	2,544
MicroStrategy Inc. - Class A (c)	10	1,300
Millennial Media Inc. (c) (e)	78	146
MKS Instruments Inc.	57	1,905
MODEL N Inc. (c)	20	199
ModusLink Global Solutions Inc. (c) (e)	47	169
MoneyGram International Inc. (c)	31	385
Monolithic Power Systems Inc.	41	1,814
Monotype Imaging Holdings Inc.	42	1,188
Monster Worldwide Inc. (c)	94	515
Move Inc. (c)	44	926
MTS Systems Corp.	16	1,104
Multi-Fineline Electronix Inc. (c)	8	70
Nanometrics Inc. (c)	26	395
NetGear Inc. (c)	39	1,217
NetScout Systems Inc. (c)	39	1,771
NeuStar Inc. - Class A (c) (e)	61	1,521
Newport Corp. (c)	43	758
NIC Inc.	73	1,252
Nimble Storage Inc. (c)	9	245
Numerex Corp. - Class A (c) (e)	17	179
NVE Corp. (c)	6	376
Oclaro Inc. (c)	97	138
Omnivision Technologies Inc. (c)	58	1,534
Oplink Communications Inc.	21	362
OPOWER Inc. (c) (e)	8	149
OSI Systems Inc. (c)	21	1,350
Park City Group Inc. (c) (e)	10	99
Park Electrochemical Corp.	23	546
ParkerVision Inc. (c) (e)	101	115
Paycom Software Inc. (c)	7	110
PC Connection Inc.	11	238
PDF Solutions Inc. (c)	32	407
Pegasystems Inc.	38	728
Peregrine Semiconductor Corp. (c)	30	372
Perficient Inc. (c)	38	573
Pericom Semiconductor Corp. (c)	23	228
Photronics Inc. (c)	70	561
Plantronics Inc.	47	2,222
Plexus Corp. (c)	37	1,378
PMC - Sierra Inc. (c)	186	1,385
Polycom Inc. (c)	140	1,726
Power Integrations Inc.	32	1,748
PRG-Schultz International Inc. (c) (e)	28	164
Procera Networks Inc. (c) (e)	21	197
Progress Software Corp. (c)	58	1,375
Proofpoint Inc. (c)	39	1,441
PROS Holdings Inc. (c)	26	643
Q2 Holdings Inc. (c) (e)	10	141
QAD Inc. - Class A	6	112
QLIK Technologies Inc. (c)	93	2,527
QLogic Corp. (c)	98	895
Qualys Inc. (c)	21	564
Quantum Corp. (c)	241	280
QuickLogic Corp. (c) (e)	57	170
QuinStreet Inc. (c)	36	148
Rally Software Development Corp. (c) (e)	26	312
Rambus Inc. (c)	121	1,504
RealD Inc. (c)	46	431
RealNetworks Inc. (c)	28	196
RealPage Inc. (c)	55	852
Reis Inc.	10	243
RF Micro Devices Inc. (c)	306	3,532
Rightside Group Ltd. (c)	8	78
Rofin-Sinar Technologies Inc. (c)	31	721
Rogers Corp. (c)	19	1,057
Rosetta Stone Inc. (c)	22	181
Rubicon Project Inc. (c)	8	94
Rubicon Technology Inc. (c) (e)	22	92
Ruckus Wireless Inc. (c)	68	910
Rudolph Technologies Inc. (c)	37	334
Sanmina Corp. (c)	90	1,871
Sapiens International Corp. NV (c)	22	163
Sapient Corp. (c)	123	1,727
ScanSource Inc. (c)	31	1,058
Science Applications International Corp.	43	1,890
SciQuest Inc. (c)	28	419
SeaChange International Inc. (c)	34	236
Semtech Corp. (c)	72	1,962
ServiceSource International Inc. (c) (e)	64	206
ShoreTel Inc. (c)	66	439
Silicon Graphics International Corp. (c)	35	325
Silicon Image Inc. (c)	86	436
Silicon Laboratories Inc. (c)	44	1,796
Silver Spring Networks Inc. (c) (e)	36	346
Sonus Networks Inc. (c)	259	885
Spansion Inc. (c)	64	1,452

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Speed Commerce Inc. (c) (e)	55	151
SPS Commerce Inc. (c)	17	898
SS&C Technologies Holdings Inc. (c)	72	3,166
Stamps.com Inc. (c)	14	454
Super Micro Computer Inc. (c)	35	1,029
Sykes Enterprises Inc. (c)	43	859
Synaptics Inc. (c)	38	2,798
Synchronoss Technologies Inc. (c)	37	1,710
SYNNEX Corp. (c)	30	1,956
Syntel Inc. (c)	17	1,485
Take-Two Interactive Software Inc. (c)	90	2,070
Tangoe Inc. (c)	41	554
TechTarget Inc. (c)	14	117
TeleCommunication Systems Inc. - Class A (c)	42	117
TeleNav Inc. (c)	29	195
TeleTech Holdings Inc. (c)	19	461
Tessco Technologies Inc.	7	199
Tessera Technologies Inc.	57	1,509
TiVo Inc. (c)	122	1,567
Travelzoo Inc. (c)	8	118
TriQuint Semiconductor Inc. (c)	178	3,387
TrueCar Inc. (c) (e)	8	142
Trulia Inc. (c) (e)	39	1,905
TTM Technologies Inc. (c) (e)	58	395
Tyler Technologies Inc. (c)	35	3,102
Ubiquiti Networks Inc. (c) (e)	31	1,158
Ultimate Software Group Inc. (c)	30	4,301
Ultra Clean Holdings Inc. (c)	28	253
Ultratech Inc. (c)	31	716
Unisys Corp. (c)	57	1,337
Universal Display Corp. (c) (e)	45	1,477
Unwired Planet Inc. (c)	97	181
Varonis Systems Inc. (c) (e)	6	122
VASCO Data Security International Inc. (c)	30	560
Veeco Instruments Inc. (c)	44	1,536
Verint Systems Inc. (c)	64	3,532
ViaSat Inc. (c) (e)	43	2,389
Viasystems Group Inc. (c)	2	38
Violin Memory Inc. (c) (e)	83	404
VirnetX Holding Corp. (c) (e)	44	262
Virtusa Corp. (c)	28	978
Vishay Precision Group Inc. (c)	13	194
VistaPrint NV (c) (e)	37	2,003
Vitesse Semiconductor Corp. (c)	50	180
Vringo Inc. (c) (e)	82	78
Web.com Group Inc. (c)	55	1,093
WebMD Health Corp. - Class A (c) (e)	41	1,707
WEX Inc. (c)	41	4,556
Xcerra Corp. (c)	55	540
XO Group Inc. (c)	30	340
Xoom Corp. (c)	32	698
Zendesk Inc. (c) (e)	12	249
Zixit Corp. (c)	63	214
		300,120
MATERIALS - 4.9%
A. Schulman Inc.	31	1,127
Advanced Emissions Solutions Inc. (c)	25	528
AEP Industries Inc. (c)	5	186
AK Steel Holding Corp. (c)	146	1,168
Allied Nevada Gold Corp. (c) (e)	124	409
AM Castle & Co. (c) (e)	20	171
American Vanguard Corp. (e)	30	331
Axiall Corp.	75	2,668
Balchem Corp.	32	1,821
Berry Plastics Group Inc. (c)	94	2,379
Boise Cascade Co. (c)	41	1,227
Calgon Carbon Corp. (c)	59	1,150
Century Aluminum Co. (c)	56	1,466
Chemtura Corp. (c)	97	2,259
Clearwater Paper Corp. (c)	22	1,311
Coeur d’Alene Mines Corp. (c)	107	532
Commercial Metals Co.	128	2,181
Deltic Timber Corp.	12	768
Ferro Corp. (c)	80	1,155
Flotek Industries Inc. (c)	57	1,486
FutureFuel Corp.	24	284
Globe Specialty Metals Inc.	71	1,286
Gold Resource Corp.	38	193
Graphic Packaging Holding Co. (c)	342	4,252
Handy & Harman Ltd. (c)	6	150
Hawkins Inc.	11	386
Haynes International Inc.	13	588
HB Fuller Co.	53	2,120
Headwaters Inc. (c)	80	1,003
Hecla Mining Co. (e)	376	932
Horsehead Holding Corp. (c) (e)	57	949
Innophos Holdings Inc.	24	1,327
Innospec Inc.	27	955
Intrepid Potash Inc. (c) (e)	62	960
Kaiser Aluminum Corp.	19	1,468
KapStone Paper and Packaging Corp. (c)	89	2,497
KMG Chemicals Inc.	8	135
Koppers Holdings Inc.	24	779
Kraton Performance Polymers Inc. (c)	36	634
Kronos Worldwide Inc.	21	293
Landec Corp. (c)	29	360
Louisiana-Pacific Corp. (c)	152	2,072
LSB Industries Inc. (c)	21	748
Marrone Bio Innovations Inc. (c) (e)	6	15
Materion Corp.	23	700
Minerals Technologies Inc.	37	2,314
Molycorp Inc. (c) (e)	165	196
Myers Industries Inc.	31	545
Neenah Paper Inc.	18	936
Noranda Aluminium Holding Corp.	50	225
Olin Corp.	84	2,127
Olympic Steel Inc.	9	191
OM Group Inc.	35	910
Omnova Solutions Inc. (c)	48	255
P.H. Glatfelter Co.	47	1,033
PolyOne Corp.	100	3,568
Quaker Chemical Corp.	15	1,067
Resolute Forest Products (c)	70	1,089
RTI International Metals Inc. (c)	33	808
Schnitzer Steel Industries Inc. - Class A	28	684
Schweitzer-Mauduit International Inc.	32	1,342
Senomyx Inc. (c) (e)	43	355
Sensient Technologies Corp.	53	2,760
Stepan Co.	21	918
Stillwater Mining Co. (c)	128	1,926
SunCoke Energy Inc. (c)	76	1,717
Taminco Corp. (c)	30	775
Trecora Resources (c) (e)	22	270
Tredegar Corp.	27	496
Tronox Ltd. - Class A	62	1,628
UFP Technologies Inc. (c)	5	108
United States Lime & Minerals Inc.	2	105
Universal Stainless & Alloy Products Inc. (c)	8	215
US Concrete Inc. (c) (e)	16	422
US Silica Holdings Inc.	57	3,576
Walter Industries Inc. (e)	65	153
Wausau Paper Corp.	45	359
Worthington Industries Inc.	55	2,043
Zep Inc.	26	360
		84,885

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TELECOMMUNICATION SERVICES - 0.8%
8x8 Inc. (c)	99	661
Atlantic Tele-Network Inc.	10	543
Boingo Wireless Inc. (c)	19	135
Cincinnati Bell Inc. (c)	228	767
Cogent Communications Holdings Inc.	50	1,671
Consolidated Communications Holdings Inc. (e)	44	1,111
Enventis Corp.	16	299
Fairpoint Communications Inc. (c)	25	380
General Communication Inc. - Class A (c)	32	345
Globalstar Inc. (c) (e)	279	1,022
Hawaiian Telcom Holdco Inc. (c) (e)	10	268
IDT Corp. - Class B	18	283
inContact Inc. (c)	58	504
Inteliquent Inc.	37	457
Intelsat SA (c)	28	477
Iridium Communications Inc. (c) (e)	85	754
Leap Wireless International Inc. (c) (f)	61	154
Lumos Networks Corp.	16	267
magicJack VocalTec Ltd. (c) (e)	22	220
NTELOS Holdings Corp. (e)	18	187
ORBCOMM Inc. (c)	43	247
Premiere Global Services Inc. (c)	49	592
RingCentral Inc. - Class A (c) (e)	29	367
Safeguard Scientifics Inc. (c)	22	400
Shenandoah Telecommunications Co.	25	621
Spok Holdings Inc.	23	297
Vonage Holdings Corp. (c)	170	559
		13,588
UTILITIES - 3.1%
Allete Inc.	45	2,004
American States Water Co.	42	1,287
Artesian Resources Corp. - Class A	8	165
Atlantic Power Corp. (e)	130	309
Avista Corp.	65	1,986
Black Hills Corp.	48	2,277
California Water Service Group	51	1,144
Chesapeake Utilities Corp.	15	639
Cleco Corp.	64	3,097
Connecticut Water Services Inc.	12	400
Dynegy Inc. (c)	107	3,086
El Paso Electric Co.	43	1,571
Empire District Electric Co. (e)	48	1,166
IDACORP Inc.	54	2,874
Laclede Group Inc.	46	2,116
MGE Energy Inc.	37	1,378
Middlesex Water Co.	18	354
New Jersey Resources Corp.	46	2,303
Northwest Natural Gas Co. (e)	30	1,248
NorthWestern Corp.	41	1,864
NRG Yield Inc. - Class A	25	1,184
ONE Gas Inc. (e)	53	1,810
Ormat Technologies Inc. (e)	19	509
Otter Tail Corp.	40	1,061
Pattern Energy Group Inc. - Class A	41	1,273
Piedmont Natural Gas Co. Inc.	83	2,776
PNM Resources Inc.	87	2,167
Portland General Electric Co.	83	2,661
SJW Corp.	17	468
South Jersey Industries Inc.	34	1,829
Southwest Gas Corp.	50	2,424
UIL Holdings Corp.	62	2,181
Unitil Corp.	14	433
WGL Holdings Inc.	56	2,377
York Water Co. (e)	13	256
		54,677
Total Common Stocks (cost $1,431,005)		1,710,346

RIGHTS - 0.0%
Furiex Pharmaceuticals Inc. (c) (f)	8	74
Trius Therapeutics Inc. (c) (f)	8	—
Total Rights (cost $74)		74

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (f)	19	—
Total Warrants (cost $0)		—

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (f) (u)	19	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 15.1%
Investment Company - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	36,741	36,741

Securities Lending Collateral - 12.9%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	226,199	226,199

Treasury Securities - 0.1%
U.S. Treasury Bill
0.03%, 12/11/14 (o)	$1,355	1,355
0.05%, 03/12/15 (o)	540	540
		1,895
Total Short Term Investments (cost $264,835)		264,835
Total Investments - 112.9% (cost $1,695,914)		1,975,255
Other Assets and Liabilities, Net - (12.9%)		(225,260)
Total Net Assets - 100.0%		$1,749,995

JNL/Mellon Capital International Index Fund

COMMON STOCKS - 97.8%
AUSTRALIA - 7.4%
AGL Energy Ltd.	117	$1,386
ALS Ltd.	67	310
Alumina Ltd. (c)	442	654
Amcor Ltd.	216	2,143
AMP Ltd.	508	2,425
APA Group	152	986
Asciano Group	161	853
ASX Ltd.	33	1,036
Aurizon Holdings Ltd.	372	1,475
AusNet Services	350	417
Australia & New Zealand Banking Group Ltd.	478	12,917
Bank of Queensland Ltd.	68	689
Bendigo and Adelaide Bank Ltd. (e)	78	816
BHP Billiton Ltd.	560	16,493
Boral Ltd.	150	654
Brambles Ltd.	272	2,264
Caltex Australia Ltd.	26	631
CFS Retail Property Trust	379	662
Coca-Cola Amatil Ltd.	100	767
Cochlear Ltd. (e)	9	570
Commonwealth Bank of Australia	283	18,605
Computershare Ltd.	84	893
Crown Resorts Ltd.	67	813

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CSL Ltd.	83	5,381
Dexus Property Group	910	883
Federation Centres Ltd.	265	597
Flight Centre Travel Group Ltd. (e)	10	390
Fortescue Metals Group Ltd. (e)	269	816
Goodman Group	303	1,369
GPT Group	315	1,068
Harvey Norman Holdings Ltd.	87	276
Iluka Resources Ltd. (e)	72	492
Incitec Pivot Ltd.	310	734
Insurance Australia Group Ltd.	412	2,206
Leighton Holdings Ltd.	18	308
Lend Lease Corp. Ltd.	102	1,280
Macquarie Group Ltd.	50	2,500
Metcash Ltd. (e)	144	332
Mirvac Group	627	943
National Australia Bank Ltd.	410	11,654
Newcrest Mining Ltd. (c)	141	1,300
Orica Ltd.	64	1,055
Origin Energy Ltd.	190	2,482
Qantas Airways Ltd. (c)	165	200
QBE Insurance Group Ltd.	237	2,414
Ramsay Health Care Ltd. (e)	25	1,074
REA Group Ltd.	9	325
Rio Tinto Ltd.	75	3,924
Santos Ltd.	169	2,020
Scentre Group (c)	916	2,637
Seek Ltd.	58	821
Sonic Health Care Ltd.	71	1,087
Stockland	399	1,379
Suncorp Group Ltd.	222	2,723
Sydney Airport	194	723
Tabcorp Holdings Ltd.	142	448
Tatts Group Ltd.	275	757
Telstra Corp. Ltd.	772	3,581
Toll Holdings Ltd.	117	577
TPG Telecom Ltd.	48	286
Transurban Group	319	2,156
Treasury Wine Estates Ltd.	113	418
Wesfarmers Ltd. (e)	199	7,319
Westfield Corp.	339	2,207
Westpac Banking Corp.	542	15,205
Woodside Petroleum Ltd.	132	4,670
Woolworths Ltd. (e)	218	6,537
WorleyParsons Ltd.	34	456
		168,469
AUSTRIA - 0.2%
Andritz AG	14	732
Erste Group Bank AG	49	1,117
IMMOFINANZ AG (c)	170	481
OMV AG	27	920
Raiffeisen International Bank Holding AG	20	439
Telekom Austria AG	15	134
Vienna Insurance Group AG Wiener Versicherung Gruppe	7	333
Voestalpine AG	21	815
		4,971
BELGIUM - 1.2%
Ageas	41	1,348
Anheuser-Busch InBev NV	140	15,531
Belgacom SA	27	945
Colruyt SA (e)	13	595
Delhaize Group	19	1,310
Groupe Bruxelles Lambert SA	15	1,342
Groupe Bruxelles Lambert SA VVPR Strip (c) (f)	—	—
KBC Groep NV (c)	43	2,282
Solvay SA	10	1,605
Telenet Group Holding NV (c)	8	477
UCB SA	22	2,015
Umicore	18	783
		28,233
DENMARK - 1.6%
A P Moller - Maersk A/S - Class A	1	1,555
A P Moller - Maersk A/S - Class B	1	2,994
Carlsberg A/S - Class B	19	1,701
Coloplast A/S	20	1,685
Danske Bank A/S	113	3,063
DSV A/S	32	911
Novo Nordisk A/S	350	16,643
Novozymes A/S - Class B	41	1,769
Pandora A/S	21	1,651
TDC A/S	147	1,117
TrygVesta A/S	4	388
Vestas Wind Systems A/S (c)	41	1,595
William Demant Holding A/S (c)	3	262
		35,334
FINLAND - 0.9%
Elisa Oyj	24	626
Fortum Oyj	76	1,850
Kone Oyj - Class B (e)	56	2,230
Metso Oyj	19	664
Neste Oil Oyj	19	401
Nokia Oyj	649	5,511
Nokian Renkaat Oyj (e)	20	605
Orion Oyj - Class B (e)	17	665
Sampo Oyj - Class A	77	3,733
Stora Enso Oyj	96	793
UPM-Kymmene Oyj	93	1,325
Wartsila Oyj Abp	26	1,165
		19,568
FRANCE - 9.2%
Accor SA	31	1,392
Aeroports de Paris	5	658
Air Liquide	60	7,287
Alcatel-Lucent (c)	498	1,537
Alstom SA (c)	37	1,254
Arkema SA	9	631
Atos Origin SA	14	1,006
AXA SA	315	7,770
BNP Paribas	184	12,227
Bollore SA	1	530
Bouygues SA	35	1,136
Bureau Veritas SA	41	906
Cap Gemini SA	25	1,821
Carrefour SA	109	3,364
Casino Guichard Perrachon SA	10	1,063
Christian Dior SA	9	1,571
Cie de Saint-Gobain	79	3,607
Cie Generale d’Optique Essilor International SA	35	3,863
CNP Assurances SA	28	519
Compagnie Generale des Etablissements Michelin	33	3,124
Credit Agricole SA	172	2,593
Danone SA	100	6,727
Dassault Systemes SA	23	1,482
Edenred	35	874
Electricite de France SA	44	1,454
Eurazeo	7	524
Eutelsat Communications Group SA	26	835

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Fonciere Des Regions	5	482
GDF Suez	251	6,299
Gecina SA	5	642
Groupe Eurotunnel SA	82	1,007
Icade SA	7	586
Iliad SA	4	935
Imerys SA	7	491
JC Decaux SA	12	389
Klepierre	18	776
L’Oreal SA	44	6,921
Lafarge SA	33	2,396
Lagardere SCA	20	526
Legrand SA	46	2,371
LVMH Moet Hennessy Louis Vuitton SA	49	7,888
Natixis	164	1,130
Orange SA	328	4,894
Pernod-Ricard SA	37	4,157
Peugeot SA (c)	68	876
PPR SA	13	2,627
Publicis Groupe SA	32	2,185
Remy Cointreau SA (e)	4	287
Renault SA	33	2,389
Rexel SA	47	870
Safran SA	48	3,115
Sanofi SA	207	23,380
Schneider Electric SA	91	6,946
SCOR SE	27	829
Societe BIC SA	5	606
Societe Generale	125	6,374
Sodexo SA	16	1,593
Suez Environnement SA	47	798
Technip SA	18	1,499
Thales SA	16	838
Total SA (e)	373	24,156
Unibail-Rodamco SE	17	4,420
Valeo SA	14	1,515
Vallourec SA	19	888
Veolia Environnement	76	1,339
Vinci SA	84	4,860
Vivendi SA	210	5,063
Wendel SA	6	661
Zodiac Aerospace	32	1,018
		210,777
GERMANY - 8.1%
Adidas AG	37	2,758
Allianz SE	79	12,830
Axel Springer SE	8	432
BASF SE	160	14,593
Bayer AG	144	20,050
Bayerische Motoren Werke AG	57	6,141
Beiersdorf AG	17	1,448
Brenntag AG	27	1,308
Celesio AG	8	277
Commerzbank AG (c)	172	2,553
Continental AG	19	3,602
Daimler AG	168	12,802
Deutsche Bank AG	240	8,369
Deutsche Boerse AG	34	2,306
Deutsche Lufthansa AG	39	613
Deutsche Post AG	168	5,346
Deutsche Telekom AG	541	8,194
Deutsche Wohnen AG	51	1,088
E.ON SE	347	6,340
Fraport AG Frankfurt Airport Services Worldwide	7	452
Fresenius Medical Care AG & Co. KGaA	37	2,592
Fresenius SE	67	3,285
GEA Group AG	31	1,351
Hannover Rueck SE	10	810
HeidelbergCement AG	26	1,689
Henkel AG & Co. KGaA	21	1,920
Hochtief AG	3	212
Hugo Boss AG	6	718
Infineon Technologies AG	197	2,027
K+S AG	31	876
Kabel Deutschland Holding AG (c)	4	495
Lanxess AG	17	938
Linde AG	32	6,165
Man SE	7	749
Merck KGaA	23	2,126
Metro AG (c)	28	928
Muenchener Rueckversicherungs AG	30	5,916
OSRAM Licht AG (c)	15	563
ProSiebenSat.1 Media AG	38	1,501
RTL Group SA	6	540
RWE AG	87	3,381
SAP AG	160	11,573
Siemens AG	138	16,437
Sky Deutschland AG (c)	71	604
Telefonica Deutschland Holding AG	111	581
ThyssenKrupp AG (c)	78	2,026
United Internet AG	22	922
Volkswagen AG	5	1,105
		183,532
GUERNSEY - 0.1%
Friends Life Group Ltd.	246	1,227

HONG KONG - 2.9%
AIA Group Ltd.	2,096	10,815
ASM Pacific Technology Ltd. (e)	44	430
Bank of East Asia Ltd.	217	876
BOC Hong Kong Holdings Ltd. (e)	662	2,109
Cathay Pacific Airways Ltd.	174	320
Cheung Kong Holdings Ltd.	246	4,047
Cheung Kong Infrastructure Holdings Ltd.	108	757
CLP Holdings Ltd.	332	2,666
Experian Plc	171	2,719
First Pacific Co. Ltd.	410	425
Galaxy Entertainment Group Ltd.	401	2,328
Hang Lung Properties Ltd.	389	1,106
Hang Seng Bank Ltd.	137	2,195
Henderson Land Development Co. Ltd.	183	1,188
HKT Trust	504	609
Hong Kong & China Gas Co. Ltd.	1,103	2,392
Hong Kong Exchanges & Clearing Ltd.	192	4,128
Hongkong Electric Holdings Ltd.	244	2,153
Hutchison Whampoa Ltd.	369	4,461
Hysan Development Co. Ltd.	110	508
Kerry Properties Ltd.	109	364
Li & Fung Ltd.	1,012	1,149
Link REIT	397	2,288
MGM China Holdings Ltd.	175	505
MTR Corp.	269	1,055
New World Development Ltd.	907	1,056
NWS Holdings Ltd.	291	518
PCCW Ltd.	772	485
Shangri-La Asia Ltd.	256	378
Sino Land Co.	499	769
SJM Holdings Ltd.	328	624
Sun Hung Kai Properties Ltd.	283	4,015
Swire Pacific Ltd.	108	1,384
Swire Properties Ltd.	199	621
Techtronic Industries Co.	236	680
Wharf Holdings Ltd.	265	1,885

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Wheelock & Co. Ltd.	154	735
Yue Yuen Industrial Holdings Ltd.	124	375
		65,118
IRELAND - 0.3%
Anglo Irish Bank Corp. Plc (c) (f)	34	—
CRH Plc	129	2,937
James Hardie Industries SE - CDI	83	867
Kerry Group Plc	28	1,954
Ryanair Holdings Plc (c)	2	17
The Governor & Co. of the Bank of Ireland (c)	5,007	1,958
		7,733
ISRAEL - 0.5%
Bank Hapoalim BM	178	1,005
Bank Leumi Le-Israel BM (c)	247	1,002
Bezeq Israeli Telecommunication Corp. Ltd.	343	592
Delek Group Ltd.	1	343
Israel Chemicals Ltd.	75	538
Israel Corp. Ltd. (c)	1	310
Mizrahi Tefahot Bank Ltd.	19	229
NICE Systems Ltd.	9	368
Teva Pharmaceutical Industries Ltd.	148	7,991
		12,378
ITALY - 2.3%
Assicurazioni Generali SpA	206	4,324
Atlantia SpA	72	1,777
Banca Monte dei Paschi di Siena SpA (c)	758	993
Banco Popolare SC (c)	63	922
CNH Industrial NV	173	1,368
Enel Green Power SpA	300	765
Enel SpA	1,142	6,040
ENI SpA	443	10,500
Exor SpA	19	722
Fiat SpA (c)	156	1,501
Finmeccanica SpA (c)	76	733
Intesa Sanpaolo SpA	2,018	6,092
Luxottica Group SpA	29	1,528
Mediobanca SpA (c)	112	960
Pirelli & C. SpA	43	595
Prysmian SpA	34	622
Saipem SpA (c)	47	1,000
Snam Rete Gas SpA	347	1,916
Telecom Italia SpA (c)	1,722	1,970
Terna Rete Elettrica Nazionale SpA	262	1,318
UniCredit SpA	766	6,015
Unione di Banche Italiane SCPA	144	1,204
UnipolSai SpA	154	434
		53,299
JAPAN - 20.7%
ABC-Mart Inc.	4	209
Acom Co. Ltd. (c)	59	198
Advantest Corp. (e)	32	411
AEON Co. Ltd. (e)	117	1,166
AEON Credit Service Co. Ltd. (e)	19	411
AEON Mall Co. Ltd.	20	385
Air Water Inc.	23	343
Aisin Seiki Co. Ltd.	35	1,256
Ajinomoto Co. Inc.	102	1,696
Alfresa Holdings Corp.	33	478
Amada Co. Ltd.	65	620
ANA Holdings Inc.	214	497
Aozora Bank Ltd.	212	716
Asahi Breweries Ltd.	66	1,915
Asahi Glass Co. Ltd. (e)	187	1,014
Asahi Kasei Corp. (e)	218	1,773
Asics Corp.	29	659
Astellas Pharma Inc.	372	5,540
Bank of Kyoto Ltd.	61	507
Bank of Yokohama Ltd.	200	1,100
Benesse Corp.	13	426
Bridgestone Corp.	115	3,804
Brother Industries Ltd.	43	785
Calbee Inc.	14	444
Canon Inc.	197	6,400
Casio Computer Co. Ltd. (e)	34	568
Central Japan Railway Co.	25	3,359
China Bank Ltd.	124	863
Chiyoda Corp.	32	354
Chubu Electric Power Co. Inc. (c)	118	1,359
Chugai Pharmaceutical Co. Ltd.	41	1,189
Chugoku Bank Ltd.	26	382
Chugoku Electric Power Co. Inc. (e)	51	655
Chuo Mitsui Trust Holdings Inc.	578	2,406
Citizen Holdings Co. Ltd.	54	355
Credit Saison Co. Ltd.	28	540
Dai Nippon Printing Co. Ltd. (e)	105	1,054
Dai-Ichi Life Insurance Co. Ltd.	187	2,779
Daicel Chemical Industries Ltd.	44	476
Daido Steel Co. Ltd. (e)	42	167
Daihatsu Motor Co. Ltd. (e)	34	540
Daiichi Sankyo Co. Ltd.	109	1,714
Daikin Industries Ltd.	41	2,543
Dainippon Sumitomo Pharma Co. Ltd. (e)	28	353
Daito Trust Construction Co. Ltd.	13	1,561
Daiwa House Industry Co. Ltd.	103	1,850
Daiwa Securities Group Inc.	290	2,300
Dena Co. Ltd. (e)	17	220
Denso Corp.	86	3,963
Dentsu Inc.	38	1,447
Don Quijote Holdings Co. Ltd.	10	562
East Japan Railway Co.	58	4,351
Eisai Co. Ltd. (e)	43	1,739
Electric Power Development Co. Ltd.	19	628
FamilyMart Co. Ltd. (e)	12	446
Fanuc Ltd.	33	6,004
Fast Retailing Co. Ltd.	9	3,150
Fuji Electric Holdings Co. Ltd.	86	416
Fuji Heavy Industries Ltd.	104	3,458
FUJIFILM Holdings Corp.	83	2,541
Fujitsu Ltd.	324	1,994
Fukuoka Financial Group Inc.	129	615
Gree Inc. (e)	14	94
GungHo Online Entertainment Inc. (e)	60	288
Gunma Bank Ltd.	67	386
Hachijuni Bank Ltd.	71	429
Hakuhodo DY Holdings Inc.	36	360
Hamamatsu Photonics KK	13	599
Hankyu Hanshin Holdings Inc.	213	1,240
Hikari Tsushin Inc.	3	206
Hino Motors Ltd.	44	616
Hirose Electric Co. Ltd. (e)	5	630
Hiroshima Bank Ltd.	97	477
Hisamitsu Pharmaceutical Co. Inc.	10	366
Hitachi Chemical Co. Ltd.	15	269
Hitachi Construction Machinery Co. Ltd. (e)	16	330
Hitachi High-Technologies Corp.	9	265
Hitachi Ltd.	839	6,410
Hitachi Metals Ltd.	41	739
Hokuhoku Financial Group Inc.	232	455
Hokuriku Electric Power Co.	26	336
Honda Motor Co. Ltd.	284	9,727
Hoya Corp.	78	2,613
Hulic Co. Ltd.	44	468
Ibiden Co. Ltd.	24	458

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Idemitsu Kosan Co. Ltd.	16	350
IHI Corp.	247	1,280
Iida Group Holdings Co. Ltd.	31	385
INPEX Corp.	150	2,124
Isetan Mitsukoshi Holdings Ltd.	55	718
Isuzu Motors Ltd.	108	1,527
ITOCHU Corp.	267	3,260
Itochu Techno-Solutions Corp.	3	143
Iyo Bank Ltd.	49	496
J. Front Retailing Co. Ltd.	43	557
Japan Airlines Co. Ltd.	21	586
Japan Display Inc. (c) (e)	62	299
Japan Exchange Group Inc. (e)	48	1,146
Japan Prime Realty Investment Corp.	—	537
Japan Real Estate Investment Corp.	—	1,132
Japan Retail Fund Investment Corp.	—	824
Japan Tobacco Inc.	191	6,203
JFE Holdings Inc.	86	1,723
JGC Corp.	36	984
Joyo Bank Ltd.	108	532
JSR Corp. (e)	30	518
JTEKT Corp.	34	568
JX Holdings Inc. (e)	402	1,855
Kajima Corp.	156	747
Kakaku.com Inc	24	341
Kamigumi Co. Ltd.	48	455
Kaneka Corp.	42	235
Kansai Electric Power Co. Inc. (c)	130	1,231
Kansai Paint Co. Ltd. (e)	42	628
Kao Corp.	89	3,477
Kawasaki Heavy Industries Ltd.	239	956
KDDI Corp.	101	6,082
Keihin Electric Express Railway Co. Ltd.	79	659
Keio Corp.	96	709
Keisei Electric Railway Co. Ltd.	50	502
Keyence Corp.	8	3,497
Kikkoman Corp.	26	553
Kintetsu Corp.	312	1,050
Kirin Holdings Co. Ltd.	140	1,859
Kobe Steel Ltd.	528	857
Koito Manufacturing Co. Ltd.	15	408
Komatsu Ltd.	161	3,728
Konami Corp. (e)	20	425
Konica Minolta Holdings Inc.	83	897
Kubota Corp.	198	3,135
Kuraray Co. Ltd.	56	661
Kurita Water Industries Ltd.	17	381
Kyocera Corp.	57	2,648
Kyowa Hakko Kirin Co. Ltd.	40	488
Kyushu Electric Power Co. Inc. (c) (e)	80	862
Lawson Inc. (e)	11	784
LIXIL Group Corp.	44	947
M3 Inc.	37	590
Mabuchi Motor Co. Ltd.	4	332
Makita Corp.	21	1,158
Marubeni Corp.	295	2,019
Marui Group Co. Ltd.	45	374
Maruichi Steel Tube Ltd.	7	179
Mazda Motor Corp.	96	2,420
McDonald’s Holdings Co. Japan Ltd. (e)	10	250
Medipal Holdings Corp.	21	260
MEIJI Holdings Co. Ltd.	11	870
Miraca Holdings Inc.	11	459
Mitsubishi Chemical Holdings Corp.	251	1,235
Mitsubishi Corp.	243	4,985
Mitsubishi Electric Corp.	342	4,559
Mitsubishi Estate Co. Ltd.	217	4,888
Mitsubishi Gas Chemical Co. Inc. (e)	72	459
Mitsubishi Heavy Industries Ltd.	538	3,464
Mitsubishi Logistics Corp. (e)	20	287
Mitsubishi Materials Corp.	198	641
Mitsubishi Motors Corp.	110	1,335
Mitsubishi Tanabe Pharma Corp.	42	610
Mitsubishi UFJ Financial Group Inc.	2,219	12,505
Mitsubishi UFJ Lease & Finance Co. Ltd.	78	409
Mitsui & Co. Ltd.	296	4,661
Mitsui Chemicals Inc.	128	356
Mitsui Fudosan Co. Ltd.	162	4,971
Mitsui OSK Lines Ltd. (e)	188	601
Mizuho Financial Group Inc.	4,004	7,148
MS&AD Insurance Group Holdings	91	1,974
Murata Manufacturing Co. Ltd.	36	4,081
Nabtesco Corp. (e)	20	479
Nagoya Railroad Co. Ltd. (e)	144	578
Namco Bandai Holdings Inc.	33	849
NEC Corp.	477	1,649
Nexon Co. Ltd.	17	136
NGK Insulators Ltd.	45	1,073
NGK Spark Plug Co. Ltd.	32	942
NHK Spring Co. Ltd.	31	304
Nidec Corp. (e)	35	2,352
Nikon Corp. (e)	61	881
Nintendo Co. Ltd.	19	2,059
Nippon Building Fund Inc.	—	1,285
Nippon Electric Glass Co. Ltd. (e)	57	277
Nippon Express Co. Ltd.	142	595
Nippon Meat Packers Inc.	29	616
Nippon Paint Co. Ltd. (e)	28	632
Nippon Prologis REIT Inc.	—	616
Nippon Steel Corp.	1,344	3,490
Nippon Telegraph & Telephone Corp.	65	4,024
Nippon Yusen KK	268	707
Nissan Motor Co. Ltd.	430	4,161
Nisshin Seifun Group Inc. (e)	42	412
Nissin Foods Holdings Co. Ltd.	11	582
Nitori Co. Ltd.	12	762
Nitto Denko Corp.	28	1,517
NKSJ Holdings Inc.	59	1,425
NOK Corp.	16	358
Nomura Holdings Inc.	641	3,814
Nomura Real Estate Holdings Inc.	21	368
Nomura Research Institute Ltd.	19	605
NSK Ltd.	87	1,241
NTT Data Corp.	22	786
NTT DoCoMo Inc.	264	4,428
NTT Urban Development Corp.	19	200
Obayashi Corp.	109	746
Odakyu Electric Railway Co. Ltd. (e)	112	1,024
Oji Holdings Corp.	136	515
Olympus Corp. (c)	41	1,460
Omron Corp.	35	1,586
Ono Pharmaceutical Co. Ltd. (e)	15	1,350
Oracle Corp. Japan	6	219
Oriental Land Co. Ltd.	9	1,682
ORIX Corp.	228	3,149
Osaka Gas Co. Ltd.	325	1,305
Otsuka Corp. (e)	9	370
Otsuka Holdings Co. Ltd.	67	2,309
Panasonic Corp.	390	4,648
Park24 Co. Ltd.	15	231
Rakuten Inc. (e)	139	1,601
Resona Holdings Inc.	383	2,158
Ricoh Co. Ltd.	124	1,331
Rinnai Corp.	6	531
Rohm Co. Ltd.	17	1,083
Sankyo Co. Ltd. (e)	9	323

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sanrio Co. Ltd. (e)	10	293
Santen Pharmaceutical Co. Ltd.	13	745
SBI Holdings Inc.	34	385
Secom Co. Ltd.	38	2,240
Sega Sammy Holdings Inc. (e)	33	525
Seibu Holdings Inc.	18	363
Seiko Epson Corp.	24	1,156
Sekisui Chemical Co. Ltd.	79	908
Sekisui House Ltd.	98	1,155
Seven & I Holdings Co. Ltd.	130	5,060
Seven Bank Ltd. (e)	97	393
Sharp Corp. (c) (e)	263	748
Shikoku Electric Power Co. Inc. (c) (e)	32	409
Shimadzu Corp.	44	381
Shimamura Co. Ltd.	4	368
Shimano Inc.	14	1,752
Shimizu Corp. (e)	111	876
Shin-Etsu Chemical Co. Ltd.	71	4,652
Shinsei Bank Ltd.	288	618
Shionogi & Co. Ltd.	53	1,219
Shiseido Co. Ltd. (e)	66	1,095
Shizuoka Bank Ltd.	99	1,019
Showa Shell Sekiyu KK	29	279
SMC Corp.	10	2,620
SoftBank Corp.	167	11,679
Sony Corp.	180	3,236
Sony Financial Holdings Inc.	32	521
Stanley Electric Co. Ltd.	26	559
Sumitomo Chemical Co. Ltd.	253	904
Sumitomo Corp. (e)	197	2,169
Sumitomo Electric Industries Ltd.	129	1,908
Sumitomo Heavy Industries Ltd.	110	620
Sumitomo Metal Mining Co. Ltd.	95	1,337
Sumitomo Mitsui Financial Group Inc.	221	9,013
Sumitomo Realty & Development Co. Ltd.	64	2,262
Sumitomo Rubber Industries Inc.	31	435
Suntory Beverage & Food Ltd.	24	853
Suruga Bank Ltd.	34	678
Suzuken Co. Ltd.	13	368
Suzuki Motor Corp.	62	2,069
Sysmex Corp.	24	980
T&D Holdings Inc.	105	1,348
Taiheiyo Cement Corp.	199	751
Taisei Corp.	172	970
Taisho Pharmaceutical Holdings Co. Ltd.	6	404
Taiyo Nippon Sanso Corp.	36	318
Takashimaya Co. Ltd. (e)	53	443
Takeda Pharmaceutical Co. Ltd.	137	5,956
TDK Corp. (e)	23	1,275
Teijin Ltd.	142	343
Terumo Corp.	55	1,324
THK Co. Ltd.	18	456
Tobu Railway Co. Ltd.	171	860
Toho Co. Ltd.	17	389
Toho Gas Co. Ltd.	84	473
Tohoku Electric Power Co. Inc.	75	856
Tokio Marine Holdings Inc.	123	3,805
Tokyo Electric Power Co. Inc. (c)	242	847
Tokyo Electron Ltd.	29	1,916
Tokyo Gas Co. Ltd.	410	2,304
Tokyo Tatemono Co. Ltd.	73	591
Tokyu Corp.	206	1,350
Tokyu Fudosan Holdings Corp	92	633
TonenGeneral Sekiyu KK (e)	57	499
Toppan Printing Co. Ltd. (e)	97	697
Toray Industries Inc.	250	1,653
Toshiba Corp.	714	3,314
TOTO Ltd.	53	583
Toyo Seikan Group Holdings Ltd.	30	371
Toyo Suisan Kaisha Ltd. (e)	16	531
Toyoda Gosei Co. Ltd.	9	178
Toyota Industries Corp.	29	1,398
Toyota Motor Corp.	481	28,301
Toyota Tsusho Corp.	36	870
Trend Micro Inc. (e)	19	637
Unicharm Corp.	64	1,450
United Urban Investment Corp.	—	631
USS Co. Ltd.	40	607
West Japan Railway Co.	30	1,338
Yahoo! Japan Corp.	265	1,007
Yakult Honsha Co. Ltd. (e)	15	767
Yamada Denki Co. Ltd. (e)	139	406
Yamaguchi Financial Group Inc. (e)	31	293
Yamaha Corp.	33	425
Yamaha Motor Co. Ltd.	50	978
Yamato Holdings Co. Ltd. (e)	62	1,152
Yamato Kogyo Co. Ltd.	6	200
Yamazaki Baking Co. Ltd.	15	193
Yaskawa Electric Corp. (e)	41	557
Yokogawa Electric Corp. (e)	39	515
Yokohama Rubber Co Ltd.	43	373
		472,654
JERSEY - 0.0%
Randgold Resources Ltd.	15	1,038

LUXEMBOURG - 0.3%
ArcelorMittal	172	2,348
Millicom International Cellular SA - SDR	12	945
SES SA - FDR	53	1,816
Tenaris SA	81	1,839
		6,948
MACAU - 0.1%
Sands China Ltd.	416	2,169
Wynn Macau Ltd. (e)	269	858
		3,027
MALTA - 0.0%
BGP Holdings Plc (c) (f)	479	—

NETHERLANDS - 4.9%
Aegon NV	311	2,561
Airbus Group NV	102	6,410
Akzo Nobel NV	41	2,824
Altice SA (c)	16	854
ASML Holding NV	62	6,140
Corio NV	12	565
Delta Lloyd NV	35	836
Fugro NV - CVA	13	388
Gemalto NV	14	1,284
Heineken Holding NV	18	1,187
Heineken NV	40	2,965
ING Groep NV - CVA (c)	670	9,529
Koninklijke Ahold NV	165	2,676
Koninklijke Boskalis Westminster NV	16	911
Koninklijke KPN NV	546	1,750
Koninklijke Philips Electronics NV	168	5,345
Koninklijke Philips NV	29	1,816
Koninklijke Vopak NV	12	657
OCI (c)	14	417
Qiagen NV (c)	40	904
Randstad Holding NV	22	1,043
Reed Elsevier NV	120	2,725
Royal Dutch Shell Plc - Class A	686	26,203
Royal Dutch Shell Plc - Class B	425	16,807
TNT NV	85	537

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Unilever NV - CVA	283	11,249
Wolters Kluwer NV	54	1,453
Ziggo NV	27	1,250
		111,286
NEW ZEALAND - 0.1%
Auckland International Airport Ltd. (e)	174	523
Contact Energy Ltd. (e)	56	260
Fletcher Building Ltd.	128	880
Ryman Healthcare Ltd. (e)	61	371
Spark New Zealand Ltd. (e)	350	812
Xero Ltd. (c) (e)	11	184
		3,030
NORWAY - 0.8%
Aker Solutions Holding ASA (c)	23	233
DNB ASA	168	3,151
Gjensidige Forsikring ASA	37	774
Norsk Hydro ASA	247	1,383
Orkla ASA	142	1,285
SeaDrill Ltd. (e)	65	1,746
StatoilHydro ASA	193	5,265
Telenor ASA	133	2,914
Yara International ASA	33	1,640
		18,391
PORTUGAL - 0.2%
Banco Comercial Portugues SA (c) (e)	5,693	743
Banco Espirito Santo SA (c) (f)	413	—
Energias de Portugal SA	405	1,768
Galp Energia SGPS SA	65	1,053
Jeronimo Martins SGPS SA	43	475
		4,039
SINGAPORE - 1.5%
Ascendas REIT	366	646
CapitaCommercial Trust	383	479
CapitaLand Ltd.	432	1,082
CapitaMall Trust	467	699
City Developments Ltd.	66	497
ComfortDelGro Corp. Ltd.	333	625
DBS Group Holdings Ltd.	297	4,276
Genting International Plc	1,083	967
Global Logistic Properties Ltd.	537	1,140
Golden Agri-Resources Ltd.	1,187	480
Hutchison Port Holdings Trust (e)	1,066	746
Jardine Cycle & Carriage Ltd.	18	601
Keppel Corp. Ltd.	253	2,081
Keppel Land Ltd.	132	362
Noble Group Ltd.	737	749
Olam International Ltd.	87	160
Oversea-Chinese Banking Corp. Ltd.	502	3,829
SembCorp Industries Ltd.	158	641
SembCorp Marine Ltd. (e)	152	446
Singapore Airlines Ltd.	102	788
Singapore Exchange Ltd.	133	753
Singapore Press Holdings Ltd. (e)	267	879
Singapore Technologies Engineering Ltd.	279	797
Singapore Telecommunications Ltd.	1,379	4,104
StarHub Ltd.	90	290
United Overseas Bank Ltd.	220	3,857
UOL Group Ltd.	95	490
Wilmar International Ltd. (e)	345	834
Yangzijiang Shipbuilding Holdings Ltd. (e)	293	271
		33,569
SPAIN - 3.5%
Abertis Infraestructuras SA - Class A	73	1,446
ACS Actividades de Construccion y Servicios SA	31	1,193
Amadeus IT Holding SA	68	2,528
Banco Bilbao Vizcaya Argentaria SA	1,025	12,333
Banco de Sabadell SA	593	1,750
Banco Popular Espanol SA	307	1,874
Banco Santander SA	2,095	20,053
Bankia SA (c)	806	1,500
CaixaBank SA	328	1,995
Distribuidora Internacional de Alimentacion SA	115	826
Enagas SA	38	1,206
Ferrovial SA	74	1,439
Gas Natural SDG SA	61	1,790
Grifols SA	27	1,121
Iberdrola SA	884	6,320
Inditex SA	189	5,219
Mapfre SA	183	646
Red Electrica Corp. SA	20	1,697
Repsol SA	180	4,279
Telefonica SA	713	11,006
Zardoya Otis SA	31	388
		80,609
SWEDEN - 3.0%
Alfa Laval AB	55	1,170
Assa Abloy AB - Class B	58	2,955
Atlas Copco AB - Class A	119	3,399
Atlas Copco AB - Class B	67	1,720
Boliden AB	45	730
Electrolux AB - Class B	40	1,066
Elekta AB - Class B (e)	70	690
Getinge AB - Class B	37	939
Hennes & Mauritz AB - Class B	165	6,815
Hexagon AB - Class B	47	1,477
Husqvarna AB - Class B	81	570
Industrivarden AB - Class C	23	400
Investor AB - Class B	81	2,854
Kinnevik Investment AB - Class B	43	1,556
Lundin Petroleum AB (c)	37	634
Nordea Bank AB	527	6,834
Sandvik AB (e)	190	2,131
Securitas AB - Class B	55	612
Skandinaviska Enskilda Banken AB - Class A	262	3,486
Skanska AB - Class B	69	1,420
SKF AB - Class B	71	1,478
Svenska Cellulosa AB - Class B	104	2,474
Svenska Handelsbanken AB - Class A	86	4,040
Swedbank AB - Class A	156	3,923
Swedish Match AB	36	1,167
Tele2 AB - Class B	53	643
Telefonaktiebolaget LM Ericsson - Class B	528	6,659
TeliaSonera AB	410	2,827
Volvo AB - Class B	269	2,907
		67,576
SWITZERLAND - 9.5%
ABB Ltd.	382	8,549
Actelion Ltd.	18	2,148
Adecco SA	30	2,011
Aryzta AG	16	1,367
Baloise Holding AG	9	1,131
Barry Callebaut AG	—	443
Cie Financiere Richemont SA	91	7,415
Credit Suisse Group AG	263	7,283
EMS-Chemie Holding AG	2	629
Geberit AG	6	2,088
Givaudan SA	2	2,530
Glencore Plc	1,848	10,234

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Holcim Ltd.	41	2,958
Julius Baer Group Ltd.	38	1,706
Kuehne & Nagel International AG	10	1,236
Lindt & Spruengli AG	—	1,067
Lonza Group AG	9	1,071
Nestle SA	563	41,346
Novartis AG	401	37,785
Pargesa Holding SA	6	474
Partners Group Holding AG	3	764
Roche Holding AG	123	36,187
Schindler Holding AG	4	497
SGS SA	1	1,982
Sika AG	—	1,362
Sonova Holding AG	10	1,572
STMicroelectronics NV (e)	119	916
Sulzer AG	4	482
Swatch Group AG	5	2,593
Swatch Group AG	9	808
Swiss Life Holding AG	6	1,363
Swiss Prime Site AG	10	773
Swiss Re AG	61	4,853
Swisscom AG	4	2,361
Syngenta AG	16	5,111
Transocean Ltd. (e)	62	1,997
UBS AG	635	11,043
Zurich Financial Services AG	26	7,718
		215,853
UNITED KINGDOM - 18.5%
3i Group Plc	180	1,117
Aberdeen Asset Management Plc	164	1,058
Admiral Group Plc	35	722
Aggreko Plc	45	1,117
AMEC Plc	56	995
Anglo American Plc	242	5,401
Antofagasta Plc	71	822
ARM Holdings Plc	243	3,543
ASOS Plc (c) (e)	9	328
Associated British Foods Plc	63	2,751
AstraZeneca Plc	220	15,758
Aviva Plc	521	4,410
Babcock International Group Plc	91	1,599
BAE Systems Plc	546	4,160
Barclays Plc	2,852	10,491
BG Group Plc	593	10,954
BHP Billiton Plc	367	10,163
BP Plc	3,214	23,512
British American Tobacco Plc	326	18,392
British Land Co. Plc	166	1,887
British Sky Broadcasting Group Plc	177	2,530
BT Group Plc	1,376	8,441
Bunzl Plc	60	1,568
Burberry Group Plc	76	1,848
Capita Group Plc	118	2,218
Capital Shopping Centres Group	147	767
Carnival Plc	32	1,278
Centrica Plc	872	4,347
Cobham Plc	211	995
Coca-Cola HBC AG	38	812
Compass Group Plc	291	4,689
Croda International Plc	25	842
Diageo Plc	437	12,610
Direct Line Insurance Group Plc	262	1,246
Dixons Carphone Plc	172	1,018
easyJet Plc	28	641
Fresnillo Plc	39	473
G4S Plc	271	1,098
GKN Plc	288	1,484
GlaxoSmithKline Plc	846	19,333
Hammerson Plc	132	1,229
Hargreaves Lansdown Plc	44	679
HSBC Holdings Plc	3,326	33,799
ICAP Plc	102	637
IMI Plc	46	923
Imperial Tobacco Group Plc	166	7,155
Inmarsat Plc	76	867
InterContinental Hotels Group Plc	40	1,547
International Consolidated Airlines Group SA (c)	177	1,054
Intertek Group Plc	28	1,182
Investec Plc	91	764
ITV Plc	657	2,205
J Sainsbury Plc	219	889
Johnson Matthey Plc	35	1,667
Kingfisher Plc	423	2,210
Land Securities Group Plc	140	2,353
Legal & General Group Plc	1,047	3,875
Lloyds Banking Group Plc (c)	9,936	12,361
London Stock Exchange Group Plc	38	1,140
Marks & Spencer Group Plc	289	1,888
Meggitt Plc	137	1,001
Melrose Industries Plc	184	738
National Grid Plc	649	9,334
Next Plc	27	2,859
Old Mutual Plc	871	2,556
Pearson Plc	145	2,922
Persimmon Plc	52	1,116
Petrofac Ltd.	43	721
Prudential plc (a)	446	9,915
Reckitt Benckiser Group Plc	113	9,778
Reed Elsevier Plc	198	3,162
Rexam Plc	130	1,030
Rio Tinto Plc	221	10,848
Rolls-Royce Holdings Plc	326	5,071
Royal Bank of Scotland Group Plc (c)	434	2,587
Royal Mail Plc	121	766
RSA Insurance Group Plc (c)	175	1,374
SABMiller Plc	168	9,290
Sage Group Plc	193	1,139
Schroders Plc	23	896
Scottish & Southern Energy Plc	171	4,277
Segro Plc	131	769
Severn Trent Plc	42	1,290
Shire Plc	102	8,832
Smith & Nephew Plc	153	2,582
Smiths Group Plc	68	1,390
Sports Direct International Plc (c)	46	463
Standard Chartered Plc	429	7,911
Standard Life Plc	423	2,831
Subsea 7 SA	46	660
Tate & Lyle Plc	89	844
Tesco Plc	1,406	4,201
Travis Perkins Plc	42	1,126
TUI Travel Plc	80	502
Tullow Oil Plc	157	1,638
Unilever Plc	223	9,341
United Utilities Group Plc	118	1,545
Vodafone Group Plc	4,605	15,174
Weir Group Plc	38	1,526
Whitbread Plc	31	2,090
William Hill Plc	147	880
WM Morrison Supermarkets Plc (e)	352	959
Wolseley Plc	46	2,426

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
WPP Plc	230	4,604
		420,806
Total Common Stocks (cost $1,954,686)		2,229,465

PREFERRED STOCKS - 0.7%
GERMANY - 0.5%
Bayerische Motoren Werke AG	9	737
Fuchs Petrolub AG	13	483
Henkel AG & Co. KGaA	32	3,143
Porsche Automobil Holding SE	27	2,172
Volkswagen AG	28	5,824
		12,359
ITALY - 0.1%
Intesa Sanpaolo SpA	160	427
Telecom Italia SpA	1,032	912
		1,339
SWITZERLAND - 0.1%
Lindt & Spruengli AG (c)	—	854
Schindler Holding AG	8	1,080
		1,934
Total Preferred Stocks (cost $12,453)		15,632

RIGHTS - 0.0%
AUSTRALIA - 0.0%
Bendigo and Adelaide Bank (c) (f)	78	36

ITALY - 0.0%
Fiat SpA (c) (f)	156	1

SPAIN - 0.0%
Banco Bilbao Vizcaya (c)	1,025	102
Banco Popular Espanol (c)	307	4
		106
Total Rights (cost $107)		143

OTHER EQUITY INTERESTS - 0.0%
AUSTRIA - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 3.5%
Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	21,352	21,352

Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	58,209	58,209

Treasury Securities - 0.1%
U.S. Treasury Bill
0.03%, 12/11/14 (o)	$1,375	1,375
0.05%, 03/12/15 (o)	345	345
		1,720
Total Short Term Investments (cost $81,281)		81,281
Total Investments - 102.0% (cost $2,048,527)		2,326,521
Other Assets and Liabilities, Net - (2.0%)		(46,709)
Total Net Assets - 100.0%		$2,279,812

JNL/Mellon Capital Bond Index Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.4%
Ally Auto Receivables Trust, 0.59%, 01/17/17	$632	$633
Banc of America Commercial Mortgage Trust REMIC
5.95%, 05/10/45 (i)	550	590
5.45%, 01/15/49	193	207
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.35%, 09/10/47 (i)	994	1,024
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	981
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.90%, 06/11/40 (i)	300	330
5.54%, 10/12/41	240	257
4.87%, 09/11/42	534	548
Capital One Multi-Asset Execution Trust, 5.05%, 12/17/18	500	530
CarMax Auto Owner Trust, 0.80%, 07/16/18	800	798
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	640	678
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	960
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	224	236
5.65%, 10/15/48	500	540
Cobalt Commercial Mortage-Backed Securities Trust REMIC, 5.22%, 08/15/48	226	241
COMM Mortgage Trust REMIC
4.26%, 10/10/46	650	696
2.84%, 04/10/47	400	409
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	205	220
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22 (i)	315	366
GE Capital Commercial Mortgage Corp. REMIC, 5.49%, 11/10/45 (i)	200	208
GS Mortgage Securities Trust REMIC
5.56%, 11/10/39	400	428
3.48%, 01/10/45	750	771
JPMBB Commercial Mortgage Securities Trust REMIC
3.05%, 04/15/19	150	154
4.13%, 11/15/45	500	530
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
4.94%, 08/15/42 (i)	240	245
5.42%, 01/15/49	237	255
5.89%, 02/12/49 (i)	200	217
5.79%, 02/12/51 (i)	521	569
LB-UBS Commercial Mortgage Trust REMIC
5.66%, 03/15/39 (i)	305	320
5.42%, 02/15/40	325	351
5.87%, 09/15/45 (i)	753	833
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	225	240
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 07/12/46 (i)	187	199
5.17%, 12/12/49	200	213
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
2.86%, 11/15/45	250	244
3.09%, 08/15/46	500	517

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Morgan Stanley Capital I Trust REMIC
5.33%, 11/12/41	223	237
5.83%, 10/15/42 (i)	226	236
5.77%, 04/12/49 (i)	1,400	1,501
Nissan Auto Receivables Owner Trust, 1.00%, 07/16/18	1,000	1,005
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	500	486
United Air Lines Inc. Pass-Through Trust, 4.30%, 08/15/25	250	257
United Airlines Pass-Through Trust, 3.75%, 09/03/26	200	200
US Airways Pass-Through Trust, 3.95%, 11/15/25	250	251
Wachovia Bank Commercial Mortgage Trust REMIC
5.12%, 07/15/42 (i)	34	35
5.42%, 01/15/45 (i)	790	819
5.57%, 10/15/48	234	250
WF-RBS Commercial Mortgage Trust REMIC, 2.03%, 03/15/45	500	503
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,686)		22,318

CORPORATE BONDS AND NOTES - 26.5%
CONSUMER DISCRETIONARY - 2.0%
Amazon.com Inc., 2.50%, 09/28/18	200	188
AutoNation, Inc., 6.75%, 04/15/18 (e)	200	228
Carnival Corp., 3.95%, 10/15/20	200	209
CBS Corp.
5.63%, 09/15/19	500	569
4.85%, 07/01/42	150	148
Comcast Corp.
5.90%, 03/15/16	500	537
5.70%, 05/15/18	200	227
6.50%, 11/15/35	100	130
6.95%, 08/15/37	250	337
DIRECTV Holdings LLC
2.40%, 03/15/17	500	511
6.35%, 03/15/40 (e)	300	350
Discovery Communications LLC
5.63%, 08/15/19	100	115
5.05%, 06/01/20	200	222
6.35%, 06/01/40	100	120
Dollar General Corp., 3.25%, 04/15/23 (e)	250	223
Ford Motor Co.
4.75%, 01/30/19	300	300
7.45%, 07/16/31	300	396
Gap Inc., 5.95%, 04/12/21	300	341
Grupo Televisa SAB, 6.63%, 03/18/25 (e)	100	121
Hasbro Inc., 6.35%, 03/15/40	300	359
Home Depot Inc.
5.40%, 03/01/16 (e)	500	533
2.00%, 06/15/19	300	298
5.88%, 12/16/36	250	308
Interpublic Group of Cos. Inc., 4.20%, 04/15/24	250	253
Johnson Controls Inc., 3.75%, 12/01/21	250	257
Kohl’s Corp., 4.00%, 11/01/21 (e)	300	312
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	111
5.50%, 10/15/35	150	175
5.80%, 04/15/40	300	362
Macy’s Retail Holdings Inc.
6.65%, 07/15/24	200	244
6.90%, 04/01/29	250	316
Mattel Inc., 2.35%, 05/06/19	200	199
McDonald’s Corp.
5.35%, 03/01/18	300	336
6.30%, 03/01/38	200	257
NBCUniversal Media LLC
5.15%, 04/30/20	200	227
6.40%, 04/30/40	500	644
News America Inc.
4.50%, 02/15/21	400	435
6.20%, 12/15/34 (e)	50	61
6.15%, 02/15/41	300	356
NIKE Inc, 2.25%, 05/01/23	400	378
Nordstrom Inc., 4.00%, 10/15/21	225	241
Omnicom Group Inc., 5.90%, 04/15/16 (e)	250	268
QVC Inc., 5.45%, 08/15/34 (r)	400	393
Target Corp.
5.88%, 07/15/16	250	273
2.30%, 06/26/19	200	200
6.50%, 10/15/37	300	386
Thomson Reuters Corp., 6.50%, 07/15/18 (e)	200	231
Time Warner Cable Inc.
5.85%, 05/01/17	150	166
8.75%, 02/14/19	169	213
7.30%, 07/01/38	300	408
6.75%, 06/15/39	300	385
Time Warner Inc.
5.88%, 11/15/16	350	384
3.40%, 06/15/22 (e)	500	501
7.63%, 04/15/31	200	270
6.10%, 07/15/40	200	232
TJX Cos. Inc., 2.75%, 06/15/21	200	199
Toyota Motor Credit Corp.
1.13%, 05/16/17 (e)	250	249
2.13%, 07/18/19	350	349
Viacom Inc.
7.88%, 07/30/30	125	169
4.38%, 03/15/43	300	276
Walt Disney Co.
1.10%, 12/01/17	350	346
2.75%, 08/16/21	300	305
7.00%, 03/01/32	50	69
Wyndham Worldwide Corp., 3.90%, 03/01/23	500	493
Yum! Brands Inc., 6.88%, 11/15/37	52	66
		18,765
CONSUMER STAPLES - 1.6%
Altria Group Inc.
2.85%, 08/09/22	500	479
9.95%, 11/10/38 (l)	33	55
4.50%, 05/02/43	200	189
Anheuser-Busch InBev Finance Inc., 1.25%, 01/17/18	300	295
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	500	542
2.50%, 07/15/22	300	283
3.75%, 07/15/42	300	266
Archer-Daniels-Midland Co., 5.38%, 09/15/35	200	234
Beam Inc., 5.38%, 01/15/16	45	47
Campbell Soup Co., 4.25%, 04/15/21	300	322
Clorox Co., 3.80%, 11/15/21	250	261
Coca-Cola Co., 3.15%, 11/15/20	300	313
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	400	413
ConAgra Foods Inc.
7.00%, 04/15/19	235	279
3.25%, 09/15/22 (e)	300	292
Costco Wholesale Corp., 0.65%, 12/07/15	400	401
CVS Caremark Corp.
5.75%, 06/01/17	151	168

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.13%, 05/15/21	400	428
Diageo Capital Plc, 4.83%, 07/15/20	100	111
Diageo Investment Corp., 8.00%, 09/15/22	100	130
General Mills Inc., 3.65%, 02/15/24	303	308
Kellogg Co.
4.45%, 05/30/16 (e)	350	370
4.00%, 12/15/20 (e)	127	136
Kimberly-Clark Corp.
7.50%, 11/01/18	250	303
1.90%, 05/22/19	200	198
Kraft Foods Group Inc.
6.13%, 08/23/18 (e)	221	254
5.00%, 06/04/42	200	209
Kroger Co.
6.40%, 08/15/17	200	226
6.15%, 01/15/20	200	232
7.50%, 04/01/31 (e)	150	196
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	250	306
Mead Johnson Nutrition Co., 4.60%, 06/01/44	200	202
Mondelez International Inc.
4.13%, 02/09/16	100	104
6.50%, 02/09/40 (e)	243	305
Pepsi Bottling Group Inc., 7.00%, 03/01/29	575	767
PepsiCo Inc., 7.90%, 11/01/18	555	682
Philip Morris International Inc.
1.13%, 08/21/17 (e)	500	497
2.90%, 11/15/21	300	300
4.38%, 11/15/41 (e)	300	293
Procter & Gamble Co.
2.30%, 02/06/22	500	490
5.55%, 03/05/37	100	123
Reynolds American Inc., 4.85%, 09/15/23 (e)	150	160
Tyson Foods Inc., 5.15%, 08/15/44 (e)	200	207
Unilever Capital Corp., 5.90%, 11/15/32	300	395
Wal-Mart Stores Inc.
2.80%, 04/15/16	400	414
4.13%, 02/01/19	300	327
4.25%, 04/15/21	400	439
6.20%, 04/15/38	300	383
4.88%, 07/08/40	300	327
4.30%, 04/22/44	150	151
		14,812
ENERGY - 3.2%
Anadarko Petroleum Corp., 6.45%, 09/15/36	250	305
Apache Corp.
3.63%, 02/01/21 (e)	400	417
4.75%, 04/15/43	200	200
Baker Hughes Inc., 5.13%, 09/15/40	200	223
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	186
BP Capital Markets Plc
1.85%, 05/05/17 (e)	400	404
3.81%, 02/10/24	500	506
Burlington Resources Finance Co., 7.20%, 08/15/31	100	138
Cameron International Corp., 5.13%, 12/15/43	175	187
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	176
6.25%, 03/15/38	300	365
Cenovus Energy Inc.
5.70%, 10/15/19	200	229
4.45%, 09/15/42	250	244
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	47
6.63%, 11/01/37	200	263
Chevron Corp.
1.72%, 06/24/18	300	300
3.19%, 06/24/23	500	504
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	300	300
3.00%, 05/09/23	300	279
4.25%, 05/09/43	300	281
Conoco Funding Co., 7.25%, 10/15/31	75	105
ConocoPhillips
6.65%, 07/15/18	75	88
6.00%, 01/15/20	300	353
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	267
Continental Resources Inc., 4.50%, 04/15/23	350	363
Devon Energy Corp., 2.40%, 07/15/16	500	511
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	138
Ecopetrol SA, 4.13%, 01/16/25	250	242
Enable Midstream Partners LP, 3.90%, 05/15/24 (e) (r)	200	199
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	265
Encana Corp.
3.90%, 11/15/21 (e)	400	413
6.50%, 08/15/34	100	122
Energy Transfer Partners LP
9.70%, 03/15/19 (e)	222	284
7.50%, 07/01/38	200	255
6.50%, 02/01/42	150	171
Enterprise Products Operating LLC
5.25%, 01/31/20	300	339
6.88%, 03/01/33	25	32
6.45%, 09/01/40	100	124
5.95%, 02/01/41	300	357
4.45%, 02/15/43	300	289
EOG Resources Inc.
2.50%, 02/01/16 (e)	200	205
2.63%, 03/15/23	200	191
Exxon Mobil Corp., 0.92%, 03/15/17 (e)	500	499
Halliburton Co., 7.45%, 09/15/39	250	353
Hess Corp.
7.30%, 08/15/31	35	47
5.60%, 02/15/41	400	449
Kerr-McGee Corp., 6.95%, 07/01/24	230	289
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	500	623
3.50%, 09/01/23 (e)	300	285
5.00%, 03/01/43 (e)	300	277
5.40%, 09/01/44 (e)	250	245
Magellan Midstream Partners LP, 4.25%, 02/01/21	300	325
Marathon Oil Corp., 5.90%, 03/15/18	300	339
Nabors Industries Inc., 6.15%, 02/15/18	300	339
Nexen Inc., 5.88%, 03/10/35	50	57
Noble Holding International Ltd., 2.50%, 03/15/17 (e)	400	407
Occidental Petroleum Corp., 2.50%, 02/01/16 (e)	400	409
ONEOK Partners LP
3.38%, 10/01/22	250	244
6.65%, 10/01/36	150	179
Pemex Project Funding Master Trust, 6.63%, 06/15/35	150	174
Petro-Canada, 7.00%, 11/15/28	75	97
Petrobras Global Finance BV
4.38%, 05/20/23	500	469
7.25%, 03/17/44 (e)	500	540
Petrobras International Finance Co.
6.13%, 10/06/16	100	107
5.88%, 03/01/18	150	162
7.88%, 03/15/19	500	573
Petroleos Mexicanos
6.00%, 03/05/20 (e)	500	569
5.50%, 01/21/21	700	770

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.50%, 06/27/44	250	255
Pioneer Natural Resources Co., 3.95%, 07/15/22 (e)	200	203
Plains All American Pipeline LP
6.50%, 05/01/18	100	115
6.70%, 05/15/36	100	127
4.30%, 01/31/43	200	189
Plains Exploration & Production Co., 6.75%, 02/01/22	259	287
Pride International Inc., 6.88%, 08/15/20	400	472
Rowan Cos. Inc., 4.88%, 06/01/22	200	208
Shell International Finance BV
5.20%, 03/22/17 (e)	250	275
2.00%, 11/15/18	400	403
4.38%, 03/25/20	300	331
6.38%, 12/15/38	200	262
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (r)	250	276
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	309
Statoil ASA
3.15%, 01/23/22	200	203
3.70%, 03/01/24	400	415
3.95%, 05/15/43	300	286
Suncor Energy Inc., 6.50%, 06/15/38	300	382
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	300	291
Talisman Energy Inc., 6.25%, 02/01/38	300	335
Total Capital Canada Ltd., 2.75%, 07/15/23	300	291
Total Capital International SA
0.75%, 01/25/16 (e)	300	301
1.00%, 01/10/17	145	144
Total Capital SA, 2.30%, 03/15/16	250	256
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	232
3.80%, 10/01/20 (e)	400	422
6.20%, 10/15/37	100	120
5.00%, 10/16/43 (e)	150	157
Transocean Inc., 6.80%, 03/15/38 (e)	150	147
Valero Energy Corp., 9.38%, 03/15/19	250	322
Weatherford International Inc., 6.35%, 06/15/17	250	280
Western Gas Partners LP, 2.60%, 08/15/18	250	252
Williams Cos. Inc., 8.75%, 03/15/32	116	147
Williams Partners LP
5.25%, 03/15/20	300	333
6.30%, 04/15/40	200	233
		28,955
FINANCIALS - 10.1%
Abbey National Treasury Services Plc, 3.05%, 08/23/18	400	415
AFLAC Inc., 8.50%, 05/15/19 (e)	250	316
Alexandria Real Estate Equities Inc., 4.50%, 07/30/29 (e)	250	250
American Express Co.
6.15%, 08/28/17	450	507
7.00%, 03/19/18	480	559
American Express Credit Corp., 2.25%, 08/15/19	300	298
American International Group Inc.
5.60%, 10/18/16	350	381
5.85%, 01/16/18	600	675
6.40%, 12/15/20	195	231
4.88%, 06/01/22	200	220
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	273
Aon Plc, 4.45%, 05/24/43 (e)	300	290
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	150	161
Asian Development Bank
2.50%, 03/15/16	200	206
5.59%, 07/16/18	400	454
6.38%, 10/01/28	210	273
Assurant Inc., 6.75%, 02/15/34	100	120
Australia & New Zealand Banking Group Ltd.
1.25%, 01/10/17	300	300
1.25%, 06/13/17	300	299
AvalonBay Communities Inc., 2.85%, 03/15/23	500	479
AXA SA, 8.60%, 12/15/30 (e)	100	135
Bank of America Corp.
1.50%, 10/09/15 (e)	300	302
6.50%, 08/01/16	800	873
1.35%, 11/21/16	400	401
5.65%, 05/01/18	500	556
2.60%, 01/15/19	400	399
5.49%, 03/15/19	200	221
5.00%, 05/13/21	400	439
5.00%, 01/21/44	300	316
Bank of America NA, 6.00%, 10/15/36	250	301
Bank of Montreal, 2.50%, 01/11/17	500	515
Bank of New York Mellon Corp., 3.55%, 09/23/21 (a)	600	623
Bank of Nova Scotia
2.05%, 10/07/15	500	508
1.30%, 07/21/17	500	498
Barclays Bank Plc, 5.13%, 01/08/20	500	561
BB&T Corp., 1.60%, 08/15/17 (e)	500	501
BBVA US Senior SAU, 4.66%, 10/09/15	400	415
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17 (e)	500	506
4.25%, 01/15/21 (e)	300	328
4.30%, 05/15/43 (e)	400	396
BioMed Realty LP, 2.63%, 05/01/19	200	199
BlackRock Inc., 3.38%, 06/01/22	500	513
BNP Paribas SA
2.70%, 08/20/18	500	509
5.00%, 01/15/21	400	444
Boston Properties LP, 3.80%, 02/01/24	500	502
BPCE SA
1.61%, 07/25/17	200	200
4.00%, 04/15/24	200	202
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (e)	250	250
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	500	510
Capital One Bank USA NA, 2.30%, 06/05/19	500	496
Capital One Financial Corp., 3.50%, 06/15/23 (e)	550	545
Caterpillar Financial Services Corp.
1.63%, 06/01/17	400	404
7.15%, 02/15/19	500	601
Charles Schwab Corp., 2.20%, 07/25/18	250	253
Cincinnati Financial Corp., 6.13%, 11/01/34	100	117
Citigroup Inc.
1.70%, 07/25/16	300	303
5.85%, 08/02/16	250	270
6.00%, 08/15/17	250	280
8.50%, 05/22/19	550	688
5.38%, 08/09/20	300	340
4.50%, 01/14/22	500	536
4.05%, 07/30/22	400	405
5.50%, 09/13/25	300	327
CNA Financial Corp., 5.75%, 08/15/21	400	456
Comerica Inc., 2.13%, 05/23/19	150	149
Commonwealth Bank of Australia, 1.40%, 09/08/17	300	299
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17	250	262

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.25%, 01/14/19	500	502
Corp. Andina de Fomento, 3.75%, 01/15/16	200	207
Council Of Europe Development Bank, 1.50%, 02/22/17	500	506
Credit Suisse, 3.63%, 09/09/24	500	493
Credit Suisse USA Inc., 5.38%, 03/02/16 (e)	500	532
DDR Corp., 4.63%, 07/15/22	300	317
Deutsche Bank AG, 6.00%, 09/01/17	500	560
Discover Bank
7.00%, 04/15/20	300	355
4.25%, 03/13/26	200	205
Duke Realty LP, 3.88%, 10/15/22	200	202
ERP Operating LP
5.75%, 06/15/17	150	167
2.38%, 07/01/19	300	298
Essex Portfolio LP, 3.88%, 05/01/24	350	351
European Bank for Reconstruction & Development
2.50%, 03/15/16	200	206
1.00%, 02/16/17	500	501
1.75%, 06/14/19	500	498
European Investment Bank
1.38%, 10/20/15 (e)	400	405
2.50%, 05/16/16 (e)	1,000	1,032
2.13%, 07/15/16	1,000	1,026
1.75%, 03/15/17	500	509
5.13%, 05/30/17	500	553
1.00%, 06/15/18	700	687
1.88%, 03/15/19	500	502
4.00%, 02/16/21 (e)	500	553
2.50%, 04/15/21	400	406
Export-Import Bank of Korea
4.00%, 01/11/17	500	527
2.38%, 08/12/19	400	397
Fifth Third Bancorp, 8.25%, 03/01/38	300	441
First Republic Bank, 2.38%, 06/17/19 (e)	300	300
FMS Wertmanagement AoeR, 0.63%, 04/18/16	250	250
Ford Motor Credit Co. LLC
3.98%, 06/15/16	300	314
4.25%, 02/03/17	300	318
5.00%, 05/15/18 (e)	300	328
FS Investment Corp., 4.00%, 07/15/19	500	500
General Electric Capital Corp.
5.00%, 01/08/16 (e)	300	316
5.63%, 09/15/17	350	391
5.50%, 01/08/20 (e)	700	802
4.38%, 09/16/20	550	601
3.45%, 05/15/24 (e)	350	351
6.88%, 01/10/39	600	806
6.38%, 11/15/67 (i)	300	325
Genworth Financial Inc., 7.70%, 06/15/20	350	420
Goldman Sachs Group Inc.
1.60%, 11/23/15	700	706
5.75%, 10/01/16	250	271
6.25%, 09/01/17	500	561
5.95%, 01/18/18	300	336
6.15%, 04/01/18	300	338
5.38%, 03/15/20	400	445
5.25%, 07/27/21	500	554
6.75%, 10/01/37	650	773
6.25%, 02/01/41	400	484
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	546
6.10%, 10/01/41	75	94
HCP Inc.
6.00%, 01/30/17	150	166
5.38%, 02/01/21	300	335
Health Care REIT Inc., 6.13%, 04/15/20 (e)	400	463
Hospitality Properties Trust, 5.63%, 03/15/17	250	271
HSBC Holdings Plc
5.10%, 04/05/21	250	281
4.25%, 03/14/24	150	152
7.63%, 05/17/32	650	873
6.10%, 01/14/42	300	379
Inter-American Development Bank
1.13%, 03/15/17	1,000	1,009
3.88%, 02/14/20	700	768
4.38%, 01/24/44 (e)	100	113
IntercontinentalExchange Group Inc., 4.00%, 10/15/23	300	313
International Bank for Reconstruction & Development
2.13%, 03/15/16	500	511
0.50%, 05/16/16	700	698
0.75%, 12/15/16	250	250
1.38%, 04/10/18	750	752
7.63%, 01/19/23	300	415
International Finance Corp., 2.13%, 11/17/17	500	513
Intesa Sanpaolo SpA, 3.13%, 01/15/16	400	409
Jefferies Group Inc., 5.13%, 04/13/18	250	272
John Deere Capital Corp.
2.25%, 06/07/16	400	410
1.20%, 10/10/17 (e)	250	249
JPMorgan Chase & Co.
1.35%, 02/15/17	500	499
6.00%, 01/15/18	750	844
6.30%, 04/23/19	500	580
4.40%, 07/22/20	600	647
3.20%, 01/25/23	500	488
3.63%, 05/13/24	250	250
5.60%, 07/15/41	500	572
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	559
KeyCorp, 2.30%, 12/13/18	400	400
KFW, 0.50%, 07/15/16	500	499
Korea Development Bank, 3.25%, 03/09/16	500	515
Korea Finance Corp., 2.88%, 08/22/18 (e)	250	255
Kreditanstalt fuer Wiederaufbau
4.88%, 01/17/17	1,200	1,308
1.25%, 02/15/17	1,000	1,009
2.75%, 09/08/20	500	517
2.63%, 01/25/22	700	712
0.00%, 06/29/37 (j)	500	233
Landwirtschaftliche Rentenbank
2.50%, 02/15/16	200	206
5.13%, 02/01/17	500	548
Lloyds Bank Plc, 6.38%, 01/21/21	200	238
Markel Corp., 5.00%, 03/30/43	150	154
Marsh & McLennan Cos. Inc., 2.35%, 09/10/19	250	248
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	250	268
6.88%, 04/25/18	550	634
MetLife Inc.
7.72%, 02/15/19	500	612
3.60%, 04/10/24 (e)	250	253
5.70%, 06/15/35	100	120
6.40%, 12/15/36 (i)	100	112
Mid-America Apartments LP, 4.30%, 10/15/23	200	207
Moody’s Corp., 2.75%, 07/15/19 (e)	350	352
Morgan Stanley
5.38%, 10/15/15	500	524
1.75%, 02/25/16	300	303
5.75%, 10/18/16	410	446
6.63%, 04/01/18	500	573
5.75%, 01/25/21	400	455
3.75%, 02/25/23	300	300
7.25%, 04/01/32	387	514

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	200	263
Nomura Holdings Inc, 6.70%, 03/04/20	400	476
Northern Trust Corp., 3.95%, 10/30/25	250	259
PartnerRe Finance B LLC, 5.50%, 06/01/20	90	101
PNC Bank NA, 4.20%, 11/01/25	300	314
PNC Funding Corp.
5.25%, 11/15/15	250	262
6.70%, 06/10/19	500	595
Progressive Corp., 4.35%, 04/25/44	200	202
Prudential Financial Inc.
5.75%, 07/15/33	150	175
4.60%, 05/15/44	350	347
Realty Income Corp., 4.13%, 10/15/26	250	249
Royal Bank of Canada
2.88%, 04/19/16	200	207
1.25%, 06/16/17	300	299
2.15%, 03/15/19	250	251
Royal Bank of Scotland Plc
6.40%, 10/21/19 (e)	200	233
6.13%, 01/11/21	300	350
Simon Property Group LP
3.38%, 03/15/22	400	409
6.75%, 02/01/40	100	134
State Street Corp., 3.10%, 05/15/23	500	485
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24 (e)	500	501
SunTrust Bank, 1.35%, 02/15/17	500	500
Svensk Exportkredit AB, 1.88%, 06/17/19	250	249
Svenska Handelsbanken AB, 2.25%, 06/17/19	300	300
Synchrony Financial, 4.25%, 08/15/24	500	500
Toyota Motor Credit Corp.
4.25%, 01/11/21	400	436
2.63%, 01/10/23	300	292
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	212
Travelers Property Casualty Corp., 6.38%, 03/15/33	200	257
Trinity Acquisition Plc, 4.63%, 08/15/23	350	364
U.S. Bancorp
4.13%, 05/24/21	400	432
2.95%, 07/15/22	400	388
U.S. Bank NA, 1.10%, 01/30/17	200	200
UBS AG
5.88%, 07/15/16	250	271
5.88%, 12/20/17	146	164
4.88%, 08/04/20	391	435
Union Bank NA, 5.95%, 05/11/16	500	537
Ventas Realty LP, 4.00%, 04/30/19	250	266
Wachovia Bank NA, 6.00%, 11/15/17	250	282
Wells Fargo & Co.
1.25%, 07/20/16	690	694
1.50%, 01/16/18	500	497
4.60%, 04/01/21	500	548
3.50%, 03/08/22	500	511
4.10%, 06/03/26	200	199
5.38%, 11/02/43	250	273
Westpac Banking Corp.
1.20%, 05/19/17	250	249
4.88%, 11/19/19	400	446
Weyerhaeuser Co., 7.38%, 03/15/32	200	265
		92,064
HEALTH CARE - 2.2%
Abbott Laboratories, 5.13%, 04/01/19	400	449
AbbVie Inc.
2.00%, 11/06/18	400	394
2.90%, 11/06/22	400	383
Actavis Funding SCS, 2.45%, 06/15/19 (r)	300	292
Aetna Inc.
1.50%, 11/15/17 (e)	200	199
6.63%, 06/15/36	150	194
4.13%, 11/15/42	200	189
Agilent Technologies Inc., 5.00%, 07/15/20	200	218
AmerisourceBergen Corp., 1.15%, 05/15/17	250	248
Amgen Inc.
5.85%, 06/01/17	300	334
3.63%, 05/22/24	250	248
5.15%, 11/15/41	400	422
AstraZeneca Plc
5.90%, 09/15/17	250	281
6.45%, 09/15/37	250	321
Baxter International Inc.
4.25%, 03/15/20	200	216
4.50%, 06/15/43	250	258
Becton Dickinson and Co., 3.25%, 11/12/20	300	310
Boston Scientific Corp., 6.25%, 11/15/15 (l)	300	318
Bristol-Myers Squibb Co., 5.88%, 11/15/36	67	82
Cardinal Health Inc., 1.70%, 03/15/18 (e)	400	396
Celgene Corp.
3.95%, 10/15/20	300	318
4.63%, 05/15/44	250	245
Cigna Corp., 4.00%, 02/15/22	500	526
Covidien International Finance SA, 6.00%, 10/15/17	300	339
Eli Lilly & Co.
5.20%, 03/15/17	100	110
5.55%, 03/15/37	100	120
Express Scripts Holding Co., 3.50%, 06/15/24	300	294
Genentech Inc., 5.25%, 07/15/35	250	290
Gilead Sciences Inc., 4.40%, 12/01/21	500	544
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	500	566
2.80%, 03/18/23	500	482
Howard Hughes Medical Institute, 3.50%, 09/01/23	250	258
Humana Inc., 4.95%, 10/01/44	500	501
Johnson & Johnson
5.95%, 08/15/37	250	322
4.50%, 12/05/43	100	109
McKesson Corp.
5.70%, 03/01/17	100	110
2.85%, 03/15/23	500	476
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	500	582
Medtronic Inc., 4.45%, 03/15/20 (e)	400	440
Merck & Co. Inc.
2.40%, 09/15/22 (e)	400	382
6.55%, 09/15/37	300	398
3.60%, 09/15/42	200	182
Mylan Inc., 4.20%, 11/29/23	400	411
Novartis Capital Corp., 4.40%, 05/06/44 (e)	200	208
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	562
Pfizer Inc.
6.20%, 03/15/19	500	584
4.40%, 05/15/44	250	252
Pharmacia Corp., 6.60%, 12/01/28	50	65
Quest Diagnostic Inc., 4.70%, 04/01/21	200	216
Sanofi SA, 2.63%, 03/29/16	500	514
St. Jude Medical Inc., 4.75%, 04/15/43	200	204
Stryker Corp., 4.10%, 04/01/43	400	383
Teva Pharmaceutical Finance LLC
2.25%, 03/18/20	200	195
6.15%, 02/01/36	150	180
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	300	310

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.30%, 02/01/44	200	219
UnitedHealth Group Inc.
5.38%, 03/15/16 (e)	250	267
6.00%, 02/15/18	150	170
4.70%, 02/15/21	400	446
5.80%, 03/15/36	150	184
WellPoint Inc.
3.30%, 01/15/23	300	297
4.65%, 01/15/43	200	197
Wyeth LLC, 5.95%, 04/01/37	250	306
Zoetis Inc., 1.88%, 02/01/18	300	298
		19,814
INDUSTRIALS - 1.5%
3M Co.
2.00%, 06/26/22	250	238
5.70%, 03/15/37	150	189
Air Lease Corp, 3.38%, 01/15/19 (e)	400	405
Boeing Co., 4.88%, 02/15/20	500	564
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	493
6.15%, 05/01/37	100	125
5.75%, 05/01/40	400	475
Canadian National Railway Co., 5.55%, 03/01/19 (e)	200	229
Caterpillar Inc., 3.90%, 05/27/21 (e)	300	321
CSX Corp.
7.38%, 02/01/19	300	362
3.70%, 11/01/23 (e)	200	206
Dover Corp., 5.38%, 03/01/41	150	178
Eaton Corp.
1.50%, 11/02/17	300	299
4.15%, 11/02/42	100	95
Emerson Electric Co., 2.63%, 02/15/23	360	347
FedEx Corp., 3.88%, 08/01/42	300	270
GATX Corp., 4.75%, 06/15/22	350	378
General Electric Co.
5.25%, 12/06/17	600	666
2.70%, 10/09/22	250	243
Honeywell International Inc., 5.38%, 03/01/41	300	356
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	234
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	395
L-3 Communications Corp., 4.95%, 02/15/21	500	544
Lockheed Martin Corp., 4.07%, 12/15/42	493	470
Massachusetts Institute of Technology, 4.68%, 07/01/14	250	269
Norfolk Southern Corp.
5.90%, 06/15/19	300	347
2.90%, 02/15/23	79	76
4.84%, 10/01/41	324	348
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	234
Owens Corning, 6.50%, 12/01/16	250	275
Pitney Bowes Inc., 5.75%, 09/15/17	76	84
Precision Castparts Corp., 2.50%, 01/15/23	300	287
Raytheon Co., 3.13%, 10/15/20	500	513
Republic Services Inc., 6.20%, 03/01/40	430	532
Roper Industries Inc., 1.85%, 11/15/17	300	301
Union Pacific Corp., 4.82%, 02/01/44	332	360
United Parcel Service Inc., 6.20%, 01/15/38	350	454
United Technologies Corp.
1.80%, 06/01/17	300	304
6.13%, 02/01/19 (e)	250	291
6.70%, 08/01/28	50	66
5.70%, 04/15/40	500	608
Waste Management Inc.
6.10%, 03/15/18	200	228
2.90%, 09/15/22 (e)	200	196
		13,855
INFORMATION TECHNOLOGY - 1.3%
Apple Inc.
1.05%, 05/05/17	250	249
2.85%, 05/06/21	300	301
2.40%, 05/03/23	650	615
3.45%, 05/06/24	400	404
Baidu Inc., 2.75%, 06/09/19	400	397
CA Inc., 4.50%, 08/15/23	400	413
Cisco Systems Inc.
5.50%, 02/22/16	250	266
4.45%, 01/15/20	300	329
5.90%, 02/15/39	250	302
Computer Sciences Corp., 4.45%, 09/15/22 (e)	300	304
eBay Inc., 1.35%, 07/15/17 (e)	200	199
EMC Corp., 1.88%, 06/01/18	500	497
Fidelity National Information Services Inc., 3.50%, 04/15/23	200	197
Harris Corp., 4.40%, 12/15/20	250	266
Hewlett-Packard Co.
3.00%, 09/15/16	500	517
4.30%, 06/01/21 (e)	200	212
4.05%, 09/15/22	300	312
Intel Corp.
2.70%, 12/15/22 (e)	200	195
4.25%, 12/15/42	400	390
International Business Machines Corp.
5.70%, 09/14/17	600	672
1.63%, 05/15/20	300	287
7.00%, 10/30/25	200	265
4.00%, 06/20/42	200	192
Jabil Circuit Inc., 4.70%, 09/15/22	300	302
MasterCard Inc., 2.00%, 04/01/19	300	298
Microsoft Corp.
0.88%, 11/15/17 (e)	500	494
3.00%, 10/01/20	300	311
5.30%, 02/08/41	200	233
Oracle Corp.
5.75%, 04/15/18	350	397
3.88%, 07/15/20	300	321
3.63%, 07/15/23	400	411
5.38%, 07/15/40	250	283
4.50%, 07/08/44 (e)	200	203
Seagate Technology HDD Holdings, 6.80%, 10/01/16 (e)	95	104
Texas Instruments Inc., 1.65%, 08/03/19 (e)	200	195
Western Union Co., 5.25%, 04/01/20	200	219
Xerox Corp., 6.35%, 05/15/18	500	571
		12,123
MATERIALS - 1.3%
Airgas Inc., 2.38%, 02/15/20	250	246
Barrick Gold Corp.
6.95%, 04/01/19 (e)	350	406
5.95%, 10/15/39	300	302
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	90	95
1.63%, 02/24/17	500	505
5.40%, 03/29/17	200	220
4.13%, 02/24/42	500	479
CF Industries Inc
3.45%, 06/01/23 (e)	250	246
4.95%, 06/01/43	250	249
CRH America Inc., 6.00%, 09/30/16	250	273

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Dow Chemical Co.
8.55%, 05/15/19 (l)	197	248
5.25%, 11/15/41	400	415
4.63%, 10/01/44	250	241
E.I. du Pont de Nemours & Co.
4.25%, 04/01/21	300	326
2.80%, 02/15/23	400	388
4.90%, 01/15/41	150	158
Eastman Chemical Co., 4.65%, 10/15/44	200	190
Ecolab Inc., 5.50%, 12/08/41	150	172
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	500	489
5.45%, 03/15/43	300	306
Goldcorp Inc., 3.63%, 06/09/21 (e)	300	301
LyondellBasell Industries NV, 5.00%, 04/15/19	250	276
MeadWestvaco Corp., 7.38%, 09/01/19	250	301
Methanex Corp., 3.25%, 12/15/19	200	203
Newmont Mining Corp.
3.50%, 03/15/22 (e)	500	464
5.88%, 04/01/35	50	49
Nucor Corp., 6.40%, 12/01/37	300	359
Packaging Corp. of America, 4.50%, 11/01/23	200	212
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	435
Praxair Inc.
5.38%, 11/01/16	250	271
2.20%, 08/15/22	300	283
Rio Tinto Finance USA Ltd., 1.88%, 11/02/15	250	253
Rio Tinto Finance USA Plc
2.00%, 03/22/17 (e)	300	305
3.50%, 03/22/22	500	507
RPM International Inc., 6.13%, 10/15/19 (e)	200	228
Sigma-Aldrich Corp., 3.38%, 11/01/20	230	238
Southern Copper Corp., 7.50%, 07/27/35	150	178
Teck Resources Ltd., 4.50%, 01/15/21	250	260
Vale Overseas Ltd.
6.25%, 01/11/16	100	106
6.25%, 01/23/17	150	165
6.88%, 11/21/36	400	451
		11,799
TELECOMMUNICATION SERVICES - 1.4%
America Movil SAB de CV
2.38%, 09/08/16	500	511
6.38%, 03/01/35 (e)	200	241
4.38%, 07/16/42	200	186
AT&T Inc.
2.40%, 08/15/16	600	614
2.30%, 03/11/19 (e)	500	502
6.50%, 09/01/37	500	611
4.35%, 06/15/45	500	460
British Telecommunications Plc, 9.63%, 12/15/30 (l)	250	393
Deutsche Telekom International Finance BV
5.75%, 03/23/16	250	267
8.75%, 06/15/30 (l)	300	437
Embarq Corp., 8.00%, 06/01/36	200	216
France Telecom SA, 5.38%, 01/13/42	350	381
GTE Corp.
6.84%, 04/15/18	250	291
6.94%, 04/15/28	50	61
Orange SA, 2.75%, 02/06/19	250	253
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	636
Qwest Corp., 7.25%, 09/15/25	110	128
Rogers Communications Inc., 6.80%, 08/15/18	500	586
Telefonica Emisiones SAU
3.99%, 02/16/16	400	416
5.13%, 04/27/20	350	385
Telefonica Europe BV, 8.25%, 09/15/30	200	271
Verizon Communications Inc.
8.75%, 11/01/18	428	534
4.50%, 09/15/20	100	108
3.45%, 03/15/21	500	508
2.45%, 11/01/22	500	464
5.15%, 09/15/23	250	276
6.40%, 09/15/33	350	426
6.90%, 04/15/38	300	387
6.00%, 04/01/41	600	699
6.55%, 09/15/43	600	750
Verizon Florida LLC, 6.86%, 02/01/28	200	236
Verizon Wireless Capital LLC, 8.50%, 11/15/18	133	165
Vodafone Group Plc
1.50%, 02/19/18	400	394
7.88%, 02/15/30	200	268
		13,061
UTILITIES - 1.9%
Alabama Power Co., 6.00%, 03/01/39	250	318
Appalachian Power Co., 6.70%, 08/15/37	200	261
Arizona Public Service Co.
3.35%, 06/15/24	200	201
4.50%, 04/01/42 (e)	200	208
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	250	285
Commonwealth Edison Co., 5.90%, 03/15/36	400	500
Connecticut Light & Power Co., 5.50%, 02/01/19	360	406
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	354
5.70%, 06/15/40	100	121
Consumers Energy Co., 3.13%, 08/31/24	250	249
Detroit Edison Co., 5.60%, 06/15/18	250	282
Dominion Gas Holdings LLC, 3.55%, 11/01/23 (e)	200	203
Dominion Resources Inc.
4.45%, 03/15/21	200	217
7.00%, 06/15/38	200	268
DTE Electric Co., 3.38%, 03/01/25 (e)	200	201
Duke Energy Carolinas LLC
7.00%, 11/15/18	100	119
5.30%, 02/15/40	300	353
Duke Energy Indiana Inc., 6.12%, 10/15/35	250	306
Entergy Arkansas Inc., 3.75%, 02/15/21	400	423
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	225
First Energy Solutions Corp., 6.80%, 08/15/39	200	219
Florida Power & Light Co.
5.63%, 04/01/34	100	122
5.13%, 06/01/41	400	464
Florida Power Corp.
0.65%, 11/15/15 (e)	200	200
4.55%, 04/01/20	300	331
Georgia Power Co.
3.00%, 04/15/16	250	259
4.25%, 12/01/19 (e)	300	330
Great Plains Energy Inc., 4.85%, 06/01/21 (e)	250	275
Hydro Quebec
7.50%, 04/01/16	100	110
9.40%, 02/01/21	250	339
Iberdrola International BV, 6.75%, 07/15/36 (e)	150	184
Kentucky Utilities Co., 5.13%, 11/01/40 (e)	300	347
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	312
MidAmerican Energy Co.
3.50%, 10/15/24	200	203
6.75%, 12/30/31	50	66
National Grid Plc, 6.30%, 08/01/16	150	164
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	100	115

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.40%, 09/15/19	300	298
NiSource Finance Corp.
4.45%, 12/01/21	100	107
5.95%, 06/15/41	250	292
Northern States Power Co., 5.25%, 03/01/18	350	391
Ohio Power Co., 6.00%, 06/01/16	500	541
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	189
5.25%, 09/30/40	200	232
Pacific Gas & Electric Co.
6.05%, 03/01/34	200	247
4.45%, 04/15/42	400	400
PacifiCorp
2.95%, 06/01/23	300	297
6.25%, 10/15/37	200	260
PECO Energy Co., 4.15%, 10/01/44	250	250
Piedmont Natural Gas Co. Inc., 4.10%, 09/18/34	250	254
Progress Energy Inc., 7.75%, 03/01/31	300	422
PSEG Power LLC
2.75%, 09/15/16	250	258
8.63%, 04/15/31	75	108
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	247
Puget Sound Energy Inc., 5.76%, 10/01/39	200	246
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	238
Sempra Energy, 9.80%, 02/15/19	300	391
South Carolina Electric & Gas Co., 4.50%, 06/01/64	250	252
Southern California Edison Co.
6.00%, 01/15/34	75	95
4.05%, 03/15/42	500	490
Southern California Gas Co., 4.45%, 03/15/44	150	159
Teco Finance Inc., 5.15%, 03/15/20	200	223
Union Electric Co., 6.40%, 06/15/17	100	112
Virginia Electric and Power Co.
5.95%, 09/15/17	250	283
4.45%, 02/15/44 (e)	250	259
		17,081
Total Corporate Bonds and Notes (cost $232,138)		242,329

GOVERNMENT AND AGENCY OBLIGATIONS - 70.3%
GOVERNMENT SECURITIES - 40.8%
Federal Farm Credit Bank - 0.1% (w)
Federal Farm Credit Bank, 0.54%, 11/07/16	450	447
Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank
0.50%, 11/20/15	500	501
5.00%, 12/21/15 - 11/17/17	855	925
0.37%, 02/01/16	1,000	1,000
5.38%, 05/18/16	500	539
4.75%, 12/16/16	300	326
4.88%, 05/17/17	900	991
1.00%, 06/21/17	1,000	1,001
1.25%, 02/28/18	515	512
2.00%, 09/14/18	500	507
1.63%, 06/14/19	250	246
4.13%, 03/13/20	450	493
5.50%, 07/15/36	400	518
		7,559
Federal Home Loan Mortgage Corp. - 1.5% (w)
Federal Home Loan Mortgage Corp.
1.75%, 09/10/15	1,000	1,015
4.75%, 01/19/16	206	218
0.50%, 01/28/16	300	300
5.25%, 04/18/16	100	107
0.75%, 10/05/16	500	499
5.13%, 10/18/16 - 11/17/17	1,420	1,570
1.00%, 03/08/17	2,000	2,006
1.25%, 05/12/17 - 10/02/19	1,000	981
5.50%, 08/23/17	900	1,012
1.03%, 11/28/17	500	498
0.88%, 03/07/18	1,300	1,278
1.20%, 06/12/18	350	347
3.75%, 03/27/19	480	520
1.40%, 08/22/19	500	490
1.38%, 05/01/20 (e)	800	771
2.38%, 01/13/22 (e)	500	497
3.06%, 06/14/28	120	113
6.75%, 09/15/29 (e)	60	85
6.75%, 03/15/31	120	173
6.25%, 07/15/32	600	839
		13,319
Federal National Mortgage Association - 1.6% (w)
Federal National Mortgage Association
0.50%, 09/28/15 - 04/29/16	2,050	2,053
4.38%, 10/15/15	390	407
1.63%, 10/26/15	383	389
5.00%, 03/15/16 - 02/13/17	1,402	1,526
1.25%, 01/30/17	1,000	1,009
0.00%, 06/01/17 (j)	85	82
0.95%, 08/23/17	1,000	991
1.07%, 09/27/17	750	750
1.00%, 12/28/17 - 04/30/18	2,335	2,301
1.13%, 03/28/18	415	411
0.88%, 05/21/18	1,000	979
1.75%, 09/12/19	1,250	1,239
1.55%, 10/29/19	250	244
7.25%, 05/15/30	540	806
6.63%, 11/15/30	631	897
6.00%, 04/18/36	300	323
Principal Only, 0.00%, 10/09/19 (j)	680	603
		15,010
Municipals - 1.0%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	200	282
Bay Area Toll Authority, 6.26%, 04/01/49	200	268
Chicago Transit Authority, 6.90%, 12/01/40	200	247
City of Houston TX Utility System Revenue, 3.83%, 05/15/28	250	260
City of New York, 5.97%, 03/01/36	430	526
City of San Francisco Public Utilities Commission, RB, 6.00%, 11/01/40	200	252
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	337
Cook County, Illinois, 6.23%, 11/15/34	250	282
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	253
Dallas County Hospital District, 5.62%, 08/15/44	300	368
Dallas Independent School District, 6.45%, 02/15/35	300	355
Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 07/01/18	400	402
Los Angeles Department of Water & Power, 5.72%, 07/01/39	245	300
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	243
Metropolitan Transportation Authority, RB, 6.65%, 11/15/39	290	385
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	200	224

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	256
New Jersey State Turnpike Authority, 7.10%, 01/01/41	250	347
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	5	5
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	435	557
Ohio State University, College & University Revenue, 4.91%, 06/01/40	200	225
Port Authority of New York & New Jersey, GO, 6.04%, 12/01/29	200	246
State of California
5.75%, 03/01/17	250	276
7.60%, 11/01/40	400	592
State of Connecticut, GO, 5.09%, 10/01/30	250	282
State of Georgia, GO, 4.50%, 11/01/25	300	332
State of Illinois, 5.10%, 06/01/33	300	291
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	400	459
State of Texas, 5.52%, 04/01/39	200	249
University of California, RB, 1.80%, 07/01/19	250	244
		9,345
Sovereign - 2.6%
African Development Bank
1.25%, 09/02/16 (e)	500	505
0.75%, 10/18/16	130	130
Asian Development Bank, 1.13%, 03/15/17	500	502
Brazil Government International Bond
6.00%, 01/17/17 (e)	500	546
8.88%, 04/15/24	200	273
10.13%, 05/15/27 (e)	535	829
Chile Government International Bond, 3.88%, 08/05/20 (e)	500	533
Colombia Government International Bond
8.13%, 05/21/24 (e)	400	530
7.38%, 09/18/37 (e)	400	534
Export Development Canada, 1.75%, 08/19/19 (e)	500	497
Federal Republic of Brazil, 12.25%, 03/06/30	220	405
International Finance Corp., 0.50%, 05/16/16	500	499
Israel Government AID Bond, 5.50%, 04/26/24	142	173
Israel Government International Bond, 4.00%, 06/30/22 (e)	500	535
Italy Government International Bond
6.88%, 09/27/23	450	574
5.38%, 06/15/33 (e)	200	240
Japan Bank for International Cooperation, 1.13%, 07/19/17 (e)	500	499
Japan Finance Corp., 2.50%, 05/18/16	500	515
Japan Finance Organization for Municipalities, 4.00%, 01/13/21 (e)	300	328
KFW, 0.50%, 04/19/16	1,000	1,000
Mexico Government International Bond
5.63%, 01/15/17 (e)	500	546
3.50%, 01/21/21	750	760
8.30%, 08/15/31 (e)	300	442
4.75%, 03/08/44 (e)	556	550
Nordic Investment Bank, 5.00%, 02/01/17 (e)	300	328
Oesterreichische Kontrollbank AG, 4.88%, 02/16/16	500	530
Panama Government International Bond
5.20%, 01/30/20	200	220
6.70%, 01/26/36 (e)	400	491
Peru Government International Bond
8.38%, 05/03/16	500	554
6.55%, 03/14/37 (e)	250	315
Philippine Government International Bond
6.50%, 01/20/20 (e)	400	472
9.50%, 02/02/30	400	624
Poland Government International Bond, 5.00%, 10/19/15 - 03/23/22	750	810
Province of British Columbia, Canada
1.20%, 04/25/17	300	301
6.50%, 01/15/26	70	92
Province of Manitoba, Canada, 3.05%, 05/14/24	350	353
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	342
Province of Ontario, Canada
4.95%, 11/28/16 (e)	300	326
3.15%, 12/15/17 (e)	300	316
1.20%, 02/14/18	500	495
3.20%, 05/16/24 (e)	300	306
Province of Quebec, Canada
7.50%, 07/15/23	100	133
7.13%, 02/09/24	250	325
Republic of Korea, 5.63%, 11/03/25	250	307
South Africa Government International Bond
5.50%, 03/09/20	200	215
4.67%, 01/17/24 (e)	200	202
5.38%, 07/24/44	250	248
Svensk Exportkredit AB, 5.13%, 03/01/17	200	219
Tennessee Valley Authority
5.50%, 07/18/17	250	280
5.38%, 04/01/56	300	368
Turkey Government International Bond
7.00%, 09/26/16	300	328
3.25%, 03/23/23 (e)	1,200	1,080
8.00%, 02/14/34	500	641
4.88%, 04/16/43	300	271
6.63%, 02/17/45	200	224
Uruguay Government International Bond, 4.13%, 11/20/45 (e)	200	169
		23,830
U.S. Treasury Securities - 33.2%
U.S. Treasury Bond
9.25%, 02/15/16	367	412
7.25%, 05/15/16	1,014	1,125
7.50%, 11/15/16	520	594
8.75%, 05/15/17	634	763
8.88%, 08/15/17	300	367
3.63%, 02/19/19 - 08/15/43	4,090	4,421
3.75%, 02/19/19 - 08/15/41	5,023	5,566
7.88%, 02/15/21	806	1,087
8.13%, 08/15/21	800	1,107
8.00%, 11/15/21	610	844
6.88%, 08/15/25	1,480	2,090
6.00%, 02/15/26	1,090	1,456
6.63%, 02/15/27	545	772
6.38%, 08/15/27	64	90
5.50%, 08/15/28	767	1,007
5.25%, 02/15/29	250	322
6.25%, 05/15/30	940	1,343
5.38%, 02/15/31	450	596
4.75%, 02/15/37 - 02/15/41	1,995	2,577
4.50%, 08/15/39	204	253
4.38%, 11/15/39 - 05/15/41	2,855	3,491
4.63%, 02/15/40	240	304
3.88%, 08/15/40	549	622
4.25%, 11/15/40	1,834	2,203
3.13%, 02/15/42 - 08/15/44	4,994	4,928
3.00%, 05/15/42	375	362
2.75%, 08/15/42 - 11/15/42	2,538	2,324

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.88%, 05/15/43	1,845	1,729
3.38%, 05/15/44	1,800	1,859
U.S. Treasury Note
0.25%, 10/31/15 - 05/15/16	10,865	10,861
1.25%, 10/31/15 - 01/31/19	6,822	6,784
0.38%, 11/15/15 - 05/31/16	15,175	15,182
4.50%, 11/15/15 - 02/15/16	2,730	2,874
9.88%, 11/15/15	447	495
1.38%, 11/30/15 - 05/31/20	15,705	15,587
2.13%, 12/31/15 - 08/15/21	8,005	8,040
2.00%, 01/31/16 - 02/15/23	17,956	17,835
2.63%, 02/29/16 - 11/15/20	8,873	9,182
2.25%, 03/31/16 - 07/31/21	7,325	7,423
2.38%, 03/31/16 - 07/19/18	2,973	3,060
5.13%, 05/15/16	239	257
1.75%, 05/31/16 - 05/15/23	8,524	8,289
0.50%, 06/15/16 - 07/31/17	3,190	3,188
1.50%, 06/30/16 - 05/31/19	14,095	14,074
3.25%, 06/30/16 (e)	1,020	1,069
0.63%, 07/15/16 - 04/30/18	19,620	19,444
0.50%, 07/31/16 - 08/31/16 (e)	1,600	1,599
1.50%, 07/31/16 - 03/31/19 (e)	4,960	4,996
3.25%, 07/31/16 - 03/31/17	4,261	4,501
4.88%, 08/15/16	717	774
1.00%, 08/31/16 - 09/30/19	9,041	9,062
3.00%, 08/31/16 - 09/30/16	1,603	1,678
0.88%, 09/15/16 - 01/31/18	19,234	19,212
3.13%, 10/31/16 - 05/15/21	6,093	6,444
4.63%, 11/15/16 - 02/15/17	3,211	3,485
2.75%, 11/30/16 - 02/15/19	7,376	7,644
0.75%, 03/15/17 - 05/22/18	9,015	8,921
2.50%, 06/30/17 - 05/15/24	6,429	6,490
1.88%, 08/31/17 - 10/31/17	3,963	4,054
4.25%, 11/15/17	1,452	1,589
2.75%, 12/31/17 (e)	1,990	2,086
3.50%, 02/15/18	2,520	2,703
2.88%, 03/31/18	1,624	1,709
3.88%, 05/15/18	600	653
0.25%, 05/22/18 (e)	2,955	2,956
1.63%, 07/01/18 - 11/15/22	9,188	8,934
4.00%, 08/15/18	120	132
3.75%, 11/15/18	1,500	1,631
1.63%, 06/30/19 - 08/31/19 (e)	3,320	3,302
3.63%, 08/15/19 - 02/15/21	7,305	7,961
3.38%, 11/15/19	2,200	2,369
1.13%, 03/31/20	460	441
		303,584
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.5%
Federal Home Loan Mortgage Corp. - 8.0%
Federal Home Loan Mortgage Corp.
7.00%, 08/01/15 - 11/01/16	9	9
4.50%, 01/01/18 - 04/01/44	8,823	9,552
5.00%, 05/01/18 - 07/01/41	5,363	5,905
4.00%, 04/01/19 - 02/01/44	12,101	12,777
3.50%, 10/01/25 - 08/01/44	13,135	13,500
3.00%, 01/01/27 - 10/01/43	14,379	14,398
2.50%, 08/01/27 - 01/01/43	4,940	4,989
6.50%, 07/01/28 - 03/01/39	583	666
6.00%, 02/01/29 - 05/01/40	1,927	2,176
2.00%, 10/15/29, TBA (g)	700	685
5.50%, 10/01/32 - 02/01/40	3,208	3,588
6.21%, 01/01/37 (i)	17	18
4.00%, 10/15/44, TBA (g)	900	947
REMIC, 2.08%, 12/25/19	394	400
REMIC, 4.19%, 12/25/20 (i)	600	656
REMIC, 3.87%, 04/25/21	1,000	1,076
REMIC, 2.87%, 12/25/21	360	365
REMIC, 3.02%, 02/25/23	285	295
REMIC, 3.31%, 05/25/23 (i)	550	567
REMIC, 3.06%, 07/25/23 (i)	500	506
		73,075
Federal National Mortgage Association - 13.2%
Federal National Mortgage Association
5.50%, 04/01/16 - 09/01/41	5,097	5,699
6.50%, 09/01/16 - 12/01/38	1,044	1,183
6.00%, 11/01/16 - 09/01/39	3,358	3,787
5.00%, 10/01/17 - 08/01/41	7,652	8,464
4.50%, 02/01/18 - 11/01/41	13,972	15,118
4.00%, 07/01/18 - 05/01/42	21,045	22,247
2.50%, 12/01/21 - 08/01/43	5,100	5,115
3.50%, 09/01/25 - 02/01/44	23,505	24,203
3.00%, 11/01/26 - 08/01/43	24,698	24,688
2.00%, 10/15/29, TBA (g)	1,000	978
2.50%, 10/15/29, TBA (g)	2,505	2,519
3.00%, 10/15/29, TBA (g)	700	721
4.50%, 10/15/29, TBA (g)	55	58
7.00%, 02/01/31 - 02/01/38	144	161
2.20%, 05/01/35 (i)	63	68
2.45%, 05/01/35 (i)	38	41
7.50%, 11/01/37	9	9
2.25%, 01/01/38 (i)	274	294
3.74%, 07/01/39 (i)	492	525
3.15%, 06/01/40 (i)	104	111
3.58%, 08/01/40 (i)	135	143
2.81%, 01/01/41 (i)	189	198
3.54%, 05/01/41 (i)	185	196
2.44%, 10/01/42 (i)	91	92
2.18%, 05/01/43 (i)	370	373
2.73%, 11/01/43 (i)	261	266
4.00%, 10/15/44, TBA (g)	3,030	3,193
REMIC, 2.61%, 04/25/23 (i)	660	646
REMIC, 3.46%, 01/25/24 (i)	400	411
		121,507
Government National Mortgage Association - 8.3%
Government National Mortgage Association
4.00%, 12/15/24 - 05/20/44	11,449	12,184
4.50%, 04/20/26 - 04/20/44	11,889	12,983
3.50%, 05/15/26 - 04/20/43	16,060	16,638
3.00%, 04/15/27 - 03/20/44	10,669	10,798
2.50%, 09/20/27 - 07/20/43	1,080	1,078
8.00%, 04/15/30	8	8
8.50%, 06/15/30 - 12/15/30	4	5
5.50%, 12/15/31 - 06/20/40	4,375	4,899
6.00%, 05/15/32 - 12/20/40	805	920
5.00%, 03/15/33 - 08/20/41	7,438	8,240
6.50%, 07/15/38	55	62
3.50%, 07/20/40 - 03/20/41 (i)	629	661
3.00%, 01/20/41 - 07/20/42 (i)	1,254	1,308
2.00%, 01/20/43 (i)	284	291
3.00%, 10/15/44, TBA (g)	2,200	2,214
3.50%, 10/15/44, TBA (g)	800	827
4.00%, 10/15/44, TBA (g)	2,300	2,438
5.00%, 10/15/44, TBA (g)	120	132
5.50%, 10/15/44, TBA (g)	105	116
		75,802
Total Government and Agency Obligations (cost $634,457)		643,478

SHORT TERM INVESTMENTS - 7.0%
Investment Companies - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	17,392	17,392

See accompanying Notes to Schedules of Investments.

	Shares/Par/Contracts †	Value
Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	46,249	46,249
Total Short Term Investments (cost $63,641)		63,641
Total Investments - 106.2% (cost $951,921)		971,766
Total Forward Sales Commitments - (0.6%) (proceeds $5,561)		(5,575)
Other Assets and Liabilities, Net - (5.6%)		(50,842)
Total Net Assets - 100.0%		$915,349
FORWARD SALES COMMITMENTS - 0.6%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government Agency Mortgage-Backed Securities - 0.6%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp.
4.50%, 10/15/29 - 10/15/44, TBA (g)	$195	$207
5.00%, 10/15/29 - 10/15/44, TBA (g)	105	113
3.00%, 10/15/44, TBA (g)	100	99
		419
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association
5.00%, 10/15/29 - 10/15/44, TBA (g)	140	154
3.00%, 10/15/44, TBA (g)	100	99
4.50%, 10/15/44, TBA (g)	50	54
		307
Government National Mortgage Association - 0.5%
Government National Mortgage Association
4.50%, 10/15/44, TBA (g)	795	863
5.00%, 10/15/44, TBA (g)	1,305	1,436
5.50%, 10/15/44, TBA (g)	2,295	2,550
		4,849
Total Forward Sales Commitments - 0.6% (proceeds $5,561)		$5,575

JNL/Mellon Capital Global Alpha Fund

PURCHASED OPTIONS - 4.9%
10-Year U.S. Treasury Note Future Call Option, Strike Price 115, Expiration 11/21/14	225	$2,173
Total Purchased Options (cost $2,356)		2,173
SHORT TERM INVESTMENTS - 95.3%
Federal Home Loan Bank - 22.2% (w)
Federal Home Loan Bank
0.02%, 11/14/14	$4,000	4,000
0.03%, 01/12/15	5,900	5,899
		9,899
Federal Home Loan Mortgage Corp. - 19.0% (w)
Federal Home Loan Mortgage Corp.
0.07%, 10/27/14	3,500	3,500
0.08%, 01/05/15	5,000	5,000
		8,500
Federal National Mortgage Association - 21.8% (w)
Federal National Mortgage Association, 0.09%, 01/07/15	9,720	9,719
Investment Company - 9.6%
JNL Money Market Fund, 0.01% (a) (h)	4,290	4,290

	Shares/Par †
Treasury Securities - 22.7%
U.S. Treasury Bill
0.03%, 11/06/14	$7,350	7,350
0.03%, 12/11/14 (o)	2,670	2,670
0.05%, 03/12/15 (o)	90	90
		10,110
Total Short Term Investments (cost $42,516)		42,518
Total Investments - 100.2% (cost $44,872)		44,691
Other Assets and Liabilities, Net - (0.2%)		(77)
Total Net Assets - 100.0%		$44,614

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 17.8%
American Public Education Inc. (c)	24	$649
Apollo Education Group Inc. - Class A (c)	26	662
Bed Bath & Beyond Inc. (c)	12	759
Best Buy Co. Inc.	25	824
Big Lots Inc.	16	689
BorgWarner Inc.	12	617
Cablevision Systems Corp. - Class A (e)	39	681
DeVry Education Group Inc.	17	745
DIRECTV (c)	8	731
Finish Line Inc. - Class A	26	644
Genesco Inc. (c)	9	673
Grand Canyon Education Inc. (c)	17	694
K12 Inc. (c) (e)	32	510
Kohl’s Corp.	13	792
Nordstrom Inc.	10	710
Outerwall Inc. (c) (e)	12	696
Select Comfort Corp. (c)	34	710
Steven Madden Ltd. (c)	21	688
Strayer Education Inc. (c)	13	753
Tempur Sealy International Inc. (c)	13	714
Tenneco Inc. (c)	11	593
WABCO Holdings Inc. (c)	7	662
Zumiez Inc. (c)	24	683
		15,879
CONSUMER STAPLES - 3.3%
CVS Caremark Corp.	9	739
Herbalife Ltd. (e)	14	624
Kroger Co.	14	750
Medifast Inc. (c)	24	799
		2,912
ENERGY - 9.8%
Baker Hughes Inc.	11	686
Basic Energy Services Inc. (c)	30	652
Cameron International Corp. (c)	10	666
FMC Technologies Inc. (c)	12	645
Halliburton Co.	11	683
Helmerich & Payne Inc.	7	684
Northern Oil and Gas Inc. (c) (e)	45	638
Patterson-UTI Energy Inc.	22	700
Pioneer Energy Services Corp. (c)	49	683
Schlumberger Ltd.	7	677
SM Energy Co.	9	697
Warren Resources Inc. (c)	122	647
Whiting Petroleum Corp. (c)	8	654
		8,712

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FINANCIALS - 13.6%
Alleghany Corp. (c)	2	717
Assured Guaranty Ltd.	32	712
Cash America International Inc.	16	700
Credit Acceptance Corp. (c)	6	742
Employer Holdings Inc.	34	652
First Cash Financial Services Inc. (c)	12	687
Franklin Resources Inc.	13	721
Hanover Insurance Group Inc.	12	730
INTL FCStone Inc. (c)	38	651
Janus Capital Group Inc. (e)	61	888
Maiden Holdings Ltd.	61	676
Navigators Group Inc. (c)	12	712
Portfolio Recovery Associates Inc. (c)	12	650
Selective Insurance Group Inc.	31	684
Stifel Financial Corp. (c)	15	727
T. Rowe Price Group Inc.	9	721
WR Berkley Corp.	16	749
		12,119
HEALTH CARE - 13.0%
Amsurg Corp. (c)	14	713
Chemed Corp.	7	725
Computer Programs & Systems Inc.	11	649
CR Bard Inc.	5	688
Edwards Lifesciences Corp. (c)	7	764
Express Scripts Holding Co. (c)	10	707
Health Net Inc. (c)	17	779
HealthSouth Corp.	18	668
IPC The Hospitalist Co. Inc. (c)	15	650
Laboratory Corp. of America Holdings (c)	7	705
Magellan Health Services Inc. (c)	13	709
Myriad Genetics Inc. (c) (e)	19	737
Quest Diagnostics Inc.	12	716
Triple-S Management Corp. (c)	40	789
VCI Inc. (c)	19	752
WellPoint Inc.	7	787
		11,538
INDUSTRIALS - 15.3%
ACCO Brands Corp. (c)	107	736
Aegion Corp. (c) (e)	30	676
ArcBest Corp.	21	791
Blount International Inc. (c)	49	738
CH Robinson Worldwide Inc.	11	709
Comfort Systems USA Inc.	49	662
Cummins Inc.	5	675
Greenbrier Cos. Inc. (e)	12	859
Heidrick & Struggles International Inc.	37	766
Joy Global Inc.	12	657
Korn/Ferry International (c)	24	610
LB Foster Co.	14	652
Manpower Inc.	9	664
Multi-Color Corp.	18	818
MYR Group Inc. (c)	29	701
RPX Corp. (c)	48	655
Sensata Technologies Holding NV (c)	16	697
Southwest Airlines Co.	25	857
Stericycle Inc. (c)	6	708
		13,631
INFORMATION TECHNOLOGY - 22.7%
Apple Inc.	7	753
Arrow Electronics Inc. (c)	12	677
Avnet Inc.	17	717
CACI International Inc. - Class A (c)	10	727
Cirrus Logic Inc. (c)	32	666
Citrix Systems Inc. (c)	10	734
Cognizant Technology Solutions Corp. - Class A (c)	16	719
Diodes Inc. (c)	27	651
Ebix Inc. (e)	53	757
EMC Corp.	25	721
F5 Networks Inc. (c)	6	746
International Business Machines Corp.	4	728
Jabil Circuit Inc.	36	726
LogMeIn Inc. (c)	17	779
Marvell Technology Group Ltd.	55	744
NCR Corp. (c)	23	773
NeuStar Inc. - Class A (c) (e)	26	647
Omnivision Technologies Inc. (c)	31	824
Oracle Corp.	18	688
Polycom Inc. (c)	54	667
Riverbed Technology Inc. (c)	39	731
SanDisk Corp.	8	762
Sykes Enterprises Inc. (c)	35	708
Synchronoss Technologies Inc. (c)	19	853
TeleTech Holdings Inc. (c)	26	632
Western Digital Corp.	7	682
Western Union Co.	42	677
Xerox Corp.	55	723
		20,212
MATERIALS - 4.0%
Ball Corp.	11	718
Cabot Corp.	14	687
CF Industries Holdings Inc.	3	816
Freeport-McMoRan Copper & Gold Inc.	20	644
Kaiser Aluminum Corp.	9	695
		3,560
Total Common Stocks (cost $87,136)		88,563

SHORT TERM INVESTMENTS - 8.1%
Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	417	417

Securities Lending Collateral - 7.6%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	6,763	6,763
Total Short Term Investments (cost $7,180)		7,180
Total Investments - 107.6% (cost $94,316)		95,743
Other Assets and Liabilities, Net - (7.6%)		(6,775)
Total Net Assets - 100.0%		$88,968

JNL/Mellon Capital Utilities Sector Fund

COMMON STOCKS - 98.5%
UTILITIES - 98.5%
AES Corp.	27	$381
AGL Resources Inc.	5	244
Allete Inc.	2	70
Alliant Energy Corp.	4	243
Ameren Corp.	9	363
American Electric Power Co. Inc.	19	1,005
American States Water Co.	2	50
American Water Works Co. Inc.	7	340
Aqua America Inc.	7	167
Atmos Energy Corp.	4	191
Avista Corp.	2	70
Black Hills Corp.	2	83
California Water Service Group	2	46

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Calpine Corp. (c)	14	305
CenterPoint Energy Inc.	16	390
Chesapeake Utilities Corp.	1	21
Cleco Corp.	2	111
CMS Energy Corp.	11	315
Connecticut Water Services Inc.	—	11
Consolidated Edison Inc.	11	650
Dominion Resources Inc.	23	1,583
DTE Energy Co.	7	532
Duke Energy Corp.	28	2,083
Dynegy Inc. (c)	2	55
Edison International	12	678
El Paso Electric Co.	2	58
Empire District Electric Co.	2	38
Entergy Corp.	7	548
Exelon Corp.	34	1,154
FirstEnergy Corp.	17	557
Great Plains Energy Inc.	6	149
Hawaiian Electric Industries Inc.	4	103
IDACORP Inc.	2	106
Integrys Energy Group Inc.	3	201
ITC Holdings Corp.	6	218
Laclede Group Inc.	2	78
MDU Resources Group Inc.	7	197
MGE Energy Inc.	1	53
Middlesex Water Co.	—	10
National Fuel Gas Co.	3	199
New Jersey Resources Corp.	2	86
NextEra Energy Inc.	17	1,613
NiSource Inc.	12	510
Northeast Utilities	12	553
Northwest Natural Gas Co.	1	42
NorthWestern Corp.	2	69
NRG Energy Inc.	13	401
NRG Yield Inc. - Class A	1	63
OGE Energy Corp.	8	287
ONE Gas Inc.	2	73
Ormat Technologies Inc.	1	14
Otter Tail Corp.	1	31
Pattern Energy Group Inc. - Class A	2	49
Pepco Holdings Inc.	10	265
PG&E Corp.	18	826
Piedmont Natural Gas Co. Inc.	3	102
Pinnacle West Capital Corp.	4	240
PNM Resources Inc.	3	79
Portland General Electric Co.	3	96
PPL Corp.	25	812
Public Service Enterprise Group Inc.	20	738
Questar Corp.	7	156
SCANA Corp.	5	263
Sempra Energy	9	969
SJW Corp.	—	13
South Jersey Industries Inc.	1	68
Southern Co.	35	1,532
Southwest Gas Corp.	2	91
TECO Energy Inc.	9	162
UGI Corp.	7	234
UIL Holdings Corp.	2	80
Unitil Corp.	—	13
Vectren Corp.	3	126
Westar Energy Inc.	5	172
WGL Holdings Inc.	2	87
Wisconsin Energy Corp.	9	378
Xcel Energy Inc.	20	598
Total Common Stocks (cost $25,493)		25,547

SHORT TERM INVESTMENTS - 2.1%
Investment Company - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	539	539
Total Short Term Investments (cost $539)		539
Total Investments - 100.6% (cost $26,032)		26,086
Other Assets and Liabilities, Net - (0.6%)		(167)
Total Net Assets - 100.0%		$25,919

JNL/Morgan Stanley Mid Cap Growth Fund

COMMON STOCKS - 92.6%
CONSUMER DISCRETIONARY - 19.4%
Carter’s Inc.	29	$2,224
Ctrip.com International Ltd. - ADR (c)	44	2,499
Dunkin’ Brands Group Inc.	137	6,126
Groupon Inc. - Class A (c) (e)	205	1,372
Lululemon Athletica Inc. (c) (e)	39	1,635
McGraw-Hill Financial. Inc.	76	6,438
Michael Kors Holdings Ltd. (c)	85	6,050
Pandora Media Inc. (c)	88	2,130
Panera Bread Co. - Class A (c)	34	5,461
Tesla Motors Inc. (c)	40	9,656
TripAdvisor Inc. (c)	24	2,233
zulily Inc. - Class A (c) (e)	78	2,956
		48,780
CONSUMER STAPLES - 6.7%
Keurig Green Mountain Inc.	27	3,578
McCormick & Co. Inc.	66	4,430
Mead Johnson Nutrition Co.	92	8,893
		16,901
ENERGY - 0.8%
Range Resources Corp.	31	2,102

FINANCIALS - 5.7%
Arch Capital Group Ltd. (c)	47	2,568
MSCI Inc. - Class A	142	6,654
Progressive Corp.	204	5,162
		14,384
HEALTH CARE - 18.1%
Alnylam Pharmaceuticals Inc. (c)	13	991
athenahealth Inc. (c) (e)	61	8,039
Endo International Plc (c)	96	6,566
Illumina Inc. (c)	80	13,156
Intercept Pharmaceuticals Inc. (c)	2	399
Intuitive Surgical Inc. (c)	23	10,822
Ironwood Pharmaceuticals Inc. - Class A (c) (e)	122	1,577
Pharmacyclics Inc. (c)	6	758
Seattle Genetics Inc. (c)	15	576
Zoetis Inc. - Class A	74	2,718
		45,602
INDUSTRIALS - 11.6%
Colfax Corp. (c)	84	4,802
Edenred	55	1,349
IHS Inc. - Class A (c)	47	5,862
Qualicorp SA (c)	72	711
SolarCity Corp. (c) (e)	18	1,056
Stericycle Inc. (c)	24	2,829
TransDigm Group Inc.	34	6,217
Verisk Analytics Inc. - Class A (c)	102	6,239
		29,065

See accompanying Notes to Schedules of Investments.

	Shares/Par/Contracts †	Value
INFORMATION TECHNOLOGY - 30.3%
3D Systems Corp. (c) (e)	23	1,073
FireEye Inc. (c) (e)	137	4,198
FleetCor Technologies Inc. (c)	46	6,527
Flipkart (c) (f) (p) (q)	11	770
Gartner Inc. - Class A (c)	87	6,360
LinkedIn Corp. - Class A (c)	55	11,378
MercadoLibre Inc. (e)	14	1,568
NetSuite Inc. (c)	23	2,093
Palantir Technologies Inc. (c) (f) (p) (q)	22	135
Palantir Technologies Inc. (c) (f) (p) (q)	22	135
Palo Alto Networks Inc. (c)	21	2,090
Qihoo 360 Technology Co. Ltd. - ADR (c)	27	1,835
ServiceNow Inc. (c)	51	3,001
Solera Holdings Inc.	43	2,422
Splunk Inc. (c)	129	7,153
Stratasys Ltd. (c) (e)	13	1,515
Tableau Software Inc. - Class A (c)	19	1,364
Twitter Inc. (c)	230	11,880
Workday Inc. - Class A (c)	91	7,534
Youku Inc. - ADR (c) (e)	121	2,176
Zynga Inc. - Class A (c)	326	881
		76,088
Total Common Stocks (cost $228,917)		232,922

PREFERRED STOCKS - 0.9%
INFORMATION TECHNOLOGY - 0.9%
Airbnb Inc. (c) (f) (p) (q)	42	1,690
Dropbox Inc., Series A-1 (c) (f) (p) (q) (v)	4	76
Dropbox Inc. (c) (f) (p) (q)	25	428
Palantir Technologies Inc. (c) (f) (p) (q)	5	31
Total Preferred Stocks (cost $2,238)		2,225

PURCHASED OPTIONS - 0.0%
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/12/14, RBS (p) (q)	2,171,204	—
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/15/14, RBS (p) (q)	27,086,543	2
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/17/14, RBS (p) (q)	30,567,679	3
Chinese Yuan versus USD Put Option, Strike Price CNY 6.62, Expiration 06/19/15, RBS (p) (q)	47,758,445	45
Total Purchased Options (cost $322)		50

SHORT TERM INVESTMENTS - 13.1%
Investment Companies - 5.4%
JNL Money Market Fund, 0.01% (a) (h)	13,577	13,577
Securities Lending Collateral - 7.7%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	19,424	19,424
Total Short Term Investments (cost $33,001)		33,001
Total Investments - 106.6% (cost $264,478)		268,198
Other Assets and Liabilities, Net - (6.6%)		(16,555)
Total Net Assets - 100.0%		$251,643

JNL/Neuberger Berman Strategic Income Fund

	Shares/Par †
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 21.6%
Accredited Mortgage Loan Trust REMIC
0.47%, 12/25/35 (i)	$159	$148
0.43%, 04/25/36 (i)	2,380	1,989
Aegis Asset Backed Securities Trust REMIC, 0.70%, 03/25/35 (i)	645	579
American Airlines Pass-Through Trust, 4.38%, 10/01/22	3,820	3,868
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 3.00%, 09/25/33 (i)	574	544
Argent Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.05%, 10/25/34 (i)	755	702
Asset Backed Securities Corp. Home Equity REMIC, 0.35%, 01/25/36 (i)	112	107
Asset-Backed Pass-Through Certificates REMIC, 0.84%, 04/25/34 (i)	409	405
Banc of America Commercial Mortgage Trust REMIC
5.36%, 10/10/45	250	263
5.41%, 09/10/47	1,575	1,673
Bear Stearns Asset Backed Securities Trust REMIC
0.59%, 05/25/35 (i)	595	553
0.61%, 12/25/35 (i)	1,600	1,325
0.56%, 02/25/36 (i)	710	644
0.57%, 07/25/36 (i)	3,540	3,487
Carrington Mortgage Loan Trust REMIC
1.13%, 05/25/35 (i)	2,605	2,236
0.61%, 06/25/35 (i)	2,140	1,993
0.63%, 10/25/35 (i)	4,100	3,547
0.46%, 01/25/36 (i)	3,300	2,677
0.30%, 05/25/36 (i)	4,528	4,237
0.39%, 05/25/36 (i)	2,400	1,987
Centex Home Equity Loan Trust REMIC, 0.75%, 01/25/34 (i)	5,601	5,152
Citigroup Commercial Mortgage Trust REMIC
Interest Only, 1.46%, 09/10/46 (i)	13,030	892
Interest Only, 1.70%, 11/10/46 (i)	11,421	913
Interest Only, 1.30%, 07/10/47 (i)	10,844	875
Citigroup Mortgage Loan Trust Inc. REMIC, 0.90%, 05/25/35 (i) (r)	175	169
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	525	561
COBALT CMBS Commercial Mortgage Trust REMIC, 5.48%, 04/15/47 (i)	1,719	1,855
Cobalt Commercial Mortage-Backed Securities Trust REMIC
5.97%, 05/15/46 (i)	1,706	1,867
5.22%, 08/15/48	453	481
COMM Mortgage Trust REMIC
Interest Only, 1.59%, 10/10/46 (i)	11,057	963
Interest Only, 1.44%, 04/10/47 (i)	17,135	1,322
Commercial Mortgage Loan Trust REMIC, 6.24%, 12/10/49 (i)	1,503	1,627
Commercial Mortgage Pass-Through Certificates REMIC
6.10%, 09/15/39 (i)	454	493
5.54%, 01/15/49 (i)	290	313
Commercial Mortgage Trust REMIC
Interest Only, 0.50%, 01/10/46 (i) (r)	2,500	71
Interest Only, 0.77%, 03/10/46 (i)	2,500	113

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Countrywide Asset-Backed Certificates REMIC, 0.35%, 04/25/36 (i)	432	386
Credit Suisse Mortgage Capital Certificates REMIC
5.89%, 06/15/39 (i)	2,267	2,445
5.47%, 09/15/39	259	276
5.38%, 02/15/40	115	123
5.69%, 09/15/40 (i)	1,650	1,792
Ellington Loan Acquisition Trust REMIC, 1.25%, 05/25/37 (i) (r)	3,132	2,812
EquiFirst Mortgage Loan Trust REMIC
1.28%, 09/25/33	993	975
0.63%, 04/25/35 (i)	908	764
Fieldstone Mortgage Investment Trust REMIC, 1.28%, 03/25/35 (i)	3,950	3,521
First Franklin Mortgage Loan Trust REMIC, 0.89%, 12/25/34 (i)	143	135
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	1,425	1,535
5.74%, 12/10/49	1,195	1,309
GS Mortgage Securities Trust REMIC
5.56%, 11/10/39	500	535
Interest Only, 2.33%, 01/10/45 (i) (r)	960	106
Interest Only, 1.46%, 01/10/47 (i)	13,482	1,067
Home Equity Mortgage Loan Asset-Backed Trust REMIC, 0.64%, 08/25/35 (i)	1,639	1,487
Home Equity Mortgage Trust REMIC, 1.75%, 02/25/35 (i)	188	173
HSI Asset Securitization Corp. Trust REMIC, 0.45%, 12/25/35 (i)	2,640	2,320
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.43%, 12/12/43	500	533
5.44%, 06/12/47	807	870
5.98%, 06/15/49 (i)	300	325
5.88%, 02/15/51 (i)	500	544
JPMorgan Mortgage Acquisition Trust REMIC
0.30%, 05/25/36 (i)	1,437	1,419
0.39%, 05/25/36 (i)	1,000	914
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	592	638
5.86%, 07/15/40 (i)	118	125
MASTR Asset Backed Securities Trust REMIC, 0.44%, 01/25/36 (i)	2,240	2,020
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.38%, 08/12/48	1,601	1,711
ML-CFC Commercial Mortgage Trust REMIC, 5.81%, 06/12/50 (i)	1,250	1,360
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.13%, 07/25/35 (i)	870	754
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.59%, 05/15/46 (i)	1,969	146
Interest Only, 1.40%, 11/15/46 (i)	13,882	1,065
Interest Only, 1.39%, 04/15/47 (i)	13,946	1,066
Interest Only, 1.00%, 10/15/47 (i)	18,800	1,098
Morgan Stanley Dean Witter Capital I Inc. Trust REMIC, 1.28%, 05/25/32 (i)	1,029	969
Morgan Stanley Home Equity Loan Trust REMIC, 0.43%, 02/25/36 (i)	700	631
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.80%, 12/25/34 (i)	690	656
1.19%, 02/25/35 (i)	1,375	1,277
0.78%, 06/25/35 (i)	2,300	1,965
Popular ABS Mortgage Pass-Through Trust REMIC, 0.59%, 11/25/35 (i)	1,796	1,627
RAMP Trust REMIC
0.71%, 05/25/35 (i)	2,880	2,515
0.55%, 03/25/36 (i)	2,450	2,193
RASC Trust REMIC, 0.80%, 07/25/35 (i)	4,700	4,050
Renaissance Home Equity Loan Trust REMIC, 0.48%, 05/25/35 (i)	609	526
Residential Asset Securitization Trust REMIC, 0.83%, 03/25/33 (i)	154	137
Securitized Asset Backed Receivables LLC Trust REMIC, 0.77%, 01/25/35 (i)	870	808
Soundview Home Loan Trust REMIC, 0.66%, 08/25/35 (i)	740	648
Structured Asset Investment Loan Trust REMIC
1.28%, 06/25/33 (i)	267	256
0.96%, 07/25/34 (i)	878	832
0.81%, 04/25/35 (i)	980	906
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
0.58%, 05/25/35 (i)	200	193
0.73%, 11/25/35 (i)	3,300	2,763
0.31%, 04/25/36 (i)	6,191	5,838
0.32%, 12/25/36 (i)	940	780
UBS Commercial Mortgage Trust Interest Only REMIC, 2.47%, 05/10/45 (i) (r)	8,346	1,019
UBS-Barclays Commercial Mortgage Trust REMIC
Interest Only, 2.01%, 12/10/45 (i) (r)	1,713	180
Interest Only, 2.31%, 08/10/49 (i) (r)	2,415	277
Wachovia Bank Commercial Mortgage Trust REMIC, 5.93%, 06/15/49 (i)	2,860	3,094
Wells Fargo Commercial Mortgage Trust REMIC, 1.29%, 08/15/50	1,176	1,169
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.64%, 03/15/45 (i) (r)	2,269	172
Interest Only, 2.38%, 11/15/45 (i) (r)	771	89
Interest Only, 1.36%, 08/15/47 (i)	15,700	1,277
Total Non-U.S. Government Agency Asset-Backed Securities (cost $121,609)		123,827

CORPORATE BONDS AND NOTES - 25.0%
CONSUMER DISCRETIONARY - 0.4%
Columbus International Inc., 7.38%, 03/30/21 (r)	283	294
El Puerto de Liverpool SAB de CV, 3.95%, 10/02/24 (r)	200	198
Grupo Televisa SAB, 5.00%, 05/13/45	1,680	1,660
Time Warner Inc., 6.10%, 07/15/40	5	6
		2,158
CONSUMER STAPLES - 1.9%
Altria Group Inc., 5.38%, 01/31/44	1,810	1,929
BRF SA, 4.75%, 05/22/24 (e) (r)	2,315	2,280
Grupo Bimbo SAB de CV
3.88%, 06/27/24 (r)	2,915	2,877
4.88%, 06/27/44 (r)	1,730	1,672
Marfrig Holding Europe BV, 6.88%, 06/24/19 (r)	200	195
Marfrig Overseas Ltd., 9.50%, 05/04/20 (r)	250	264
Minerva Luxembourg SA, 7.75%, 01/31/23	580	590
Reynolds American Inc., 4.75%, 11/01/42 (e)	1,240	1,179
		10,986
ENERGY - 3.5%
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (r)	400	415
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	256	260

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Ecopetrol SA, 5.88%, 05/28/45	1,231	1,247
Empresa Nacional del Petroleo, 5.25%, 08/10/20	300	321
Energy Transfer Partners LP, 6.50%, 02/01/42	1,755	1,998
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (r)	200	210
Genel Energy Finance Plc, 7.50%, 05/14/19	400	395
Intergas Finance BV, 6.38%, 05/14/17	400	425
KazMunaiGaz Finance Sub BV, 11.75%, 01/23/15	100	103
KazMunayGas National Co. JSC
7.00%, 05/05/20	500	556
5.75%, 04/30/43	690	646
Kinder Morgan Energy Partners LP, 6.50%, 09/01/39	1,660	1,851
Offshore Drilling Holding SA, 8.38%, 09/20/20	400	423
Pacific Rubiales Energy Corp., 7.25%, 12/12/21	600	652
Pertamina Persero PT
5.63%, 05/20/43	650	591
6.45%, 05/30/44 (r)	341	344
Petroleos de Venezuela SA
5.25%, 04/12/17	1,043	725
9.00%, 11/17/21	400	267
6.00%, 05/16/24	600	308
5.50%, 04/12/37	200	97
Petroleos Mexicanos
5.50%, 01/21/21	300	330
6.50%, 06/02/41	600	694
5.50%, 06/27/44	650	663
6.38%, 01/23/45 (e) (r)	962	1,088
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22	600	604
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23 (r)	600	618
Sinopec Group Overseas Development Ltd., 4.38%, 04/10/24 (r)	400	411
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	830	817
Transocean Inc., 3.80%, 10/15/22 (e) (l)	3,095	2,841
		19,900
FINANCIALS - 12.7%
Allstate Corp., 5.75%, 08/15/53 (i)	3,280	3,493
Bank of America Corp.
5.13% (callable at 100 beginning 06/17/19) (m)	2,515	2,433
5.20% (callable at 100 beginning 06/01/23) (m)	2,765	2,599
6.25% (callable at 100 beginning 09/05/24) (m)	1,465	1,456
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (m)	2,215	2,273
BBVA Bancomer SA, 4.38%, 04/10/24 (r)	2,687	2,714
Citigroup Inc., 6.30%, (callable at 100 beginning 05/15/24) (m)	1,815	1,797
Comcel Trust, 6.88%, 02/06/24 (r)	600	633
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29 (r)	408	414
Corporate Office Properties LP, 3.70%, 06/15/21	4,410	4,356
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	5,265	5,094
Entertainment Properties Trust, 5.75%, 08/15/22	2,025	2,218
Export Credit Bank of Turkey, 5.00%, 09/23/21 (r)	200	199
General Electric Capital Corp., 5.25%, (callable at 100 beginning 06/15/23) (e) (m)	2,615	2,618
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (m)	3,860	3,916
4.80%, 07/08/44	1,300	1,307
HSBC Holdings Plc, 5.63%, (callable at 100 beginning 01/17/20) (m)	2,030	2,016
ING US Inc., 5.65%, 05/15/53 (i)	3,605	3,623
International Bank of Azerbaijan OJSC, 5.63%, 06/11/19	400	396
Jefferies Group LLC, 6.50%, 01/20/43	1,460	1,613
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	2,940	2,862
6.00% (callable at 100 beginning 08/01/23) (e) (m)	2,655	2,612
M&T Bank Corp., 6.45%, (callable at 100 beginning 02/15/24) (m)	3,565	3,770
Magyar Export-Import Bank Zrt., 4.00%, 01/30/20 (r)	242	240
Morgan Stanley, 5.45%, (callable at 100 beginning 07/15/19) (e) (m)	3,925	3,896
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (r)	4,580	4,503
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	200	254
Prudential Financial Inc., 5.20%, 03/15/44 (e) (i)	2,275	2,291
Rio Oil Finance Trust, 6.25%, 07/06/24 (r)	333	344
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	1,250	1,229
Royal Bank of Scotland Plc, 1.88%, 03/31/17	2,115	2,116
Sistema JSFC via Sistema International Funding SA, 6.95%, 05/17/19	540	429
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (m) (r)	1,735	1,589
TC Ziraat Bankasi A/S, 4.25%, 07/03/19 (r)	381	373
Trust F/1401, 5.25%, 12/15/24 (r)	200	208
Turkiye Garanti Bankasi A/S, 4.75%, 10/17/19 (r)	200	199
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	303
6.03%, 07/05/22	380	360
		72,746
INDUSTRIALS - 1.4%
Air Lease Corp.
3.88%, 04/01/21 (e)	1,525	1,540
4.25%, 09/15/24	2,995	2,946
CITIC Pacific Ltd.
8.63% (callable at 100 beginning 11/22/18) (m)	200	229
6.80%, 01/17/23	250	288
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	200	217
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (r)	191	198
Russian Railways via RZD Capital Plc, 5.74%, 04/03/17	400	409
Trinity Industries Inc., 4.55%, 10/01/24 (e)	2,455	2,460
		8,287
INFORMATION TECHNOLOGY - 0.6%
Seagate HDD Cayman, 4.75%, 06/01/23	3,240	3,264

MATERIALS - 1.9%
Alcoa Inc., 5.13%, 10/01/24 (e)	2,370	2,374
ArcelorMittal, 5.75%, 08/05/20 (l)	2,870	2,996

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Barrick Gold Corp., 4.10%, 05/01/23 (e)	3,225	3,100
Cemex Espana Luxembourg, 9.88%, 04/30/19	150	166
Cemex SAB de CV, 7.25%, 01/15/21 (r)	350	370
Corp Nacional del Cobre de Chile, 5.63%, 09/21/35	360	394
Mexichem SAB de CV, 5.88%, 09/17/44 (e) (r)	1,850	1,799
		11,199
TELECOMMUNICATION SERVICES - 1.3%
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24 (r)	221	235
Qwest Corp., 6.75%, 12/01/21	2,980	3,417
Verizon Communications Inc.
6.55%, 09/15/43	1,912	2,389
5.01%, 08/21/54 (r)	639	642
VimpelCom Holdings BV, 7.50%, 03/01/22	600	611
		7,294
UTILITIES - 1.3%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	200	222
Comision Federal de Electricidad, 4.88%, 01/15/24 (r)	375	394
Electricite de France, 5.63%, (callable at 100 beginning 01/22/24) (m) (r)	1,490	1,551
GNL Quintero SA, 4.63%, 07/31/29 (r)	3,190	3,180
Hrvatska Elektroprivreda, 6.00%, 11/09/17	200	210
Majapahit Holding BV
7.25%, 06/28/17	200	223
7.88%, 06/29/37	100	118
State Grid Overseas Investment Ltd., 4.13%, 05/07/24 (r)	282	289
Transelec SA, 4.25%, 01/14/25 (e) (r)	1,065	1,057
		7,244
Total Corporate Bonds and Notes (cost $142,317)		143,078

GOVERNMENT AND AGENCY OBLIGATIONS - 44.1%
GOVERNMENT SECURITIES - 21.2%
Federal Home Loan Bank - 0.1% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	145	188
Federal National Mortgage Association - 0.5% (w)
Federal National Mortgage Association, 1.75%, 09/12/19 (e)	2,990	2,964
Sovereign - 11.5%
Argentina Bonar Bond, 7.00%, 04/17/17	650	580
Bahrain Government International Bond, 6.00%, 09/19/44 (r)	224	226
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19 (r)	200	201
5.50%, 07/12/20	100	106
Belize Government International Bond, 5.00%, 02/20/38 (k)	1,138	840
Bermuda Government International Bond, 4.85%, 02/06/24 (r)	600	619
Bolivia Government International Bond
5.95%, 08/22/23 (r)	900	963
5.95%, 08/22/23	500	535
Brazil Government International Bond
8.25%, 01/20/34	100	134
7.13%, 01/20/37	1,100	1,350
5.00%, 01/27/45	2,130	2,002
Colombia Government International Bond
8.13%, 05/21/24	740	980
7.38%, 09/18/37	400	534
Croatia Government International Bond
6.25%, 04/27/17	300	319
6.75%, 11/05/19	400	441
6.63%, 07/14/20	200	220
6.00%, 01/26/24 (r)	460	490
Development Bank of Mongolia LLC, 5.75%, 03/21/17	400	392
Dominican Republic International Bond
6.60%, 01/28/24 (r)	200	215
7.45%, 04/30/44 (r)	188	202
Egypt Government International Bond, 6.88%, 04/30/40	500	497
El Salvador Government International Bond, 6.38%, 01/18/27 (r)	207	207
Hungary Government International Bond
4.13%, 02/19/18	200	207
6.25%, 01/29/20	1,000	1,111
6.38%, 03/29/21	280	314
5.75%, 11/22/23	646	700
7.63%, 03/29/41	940	1,198
Indonesia Government International Bond
11.63%, 03/04/19	350	465
5.88%, 03/13/20	650	713
8.50%, 10/12/35	710	958
7.75%, 01/17/38	300	381
Italy Buoni Poliennali Del Tesoro, 4.50%, 03/01/26, EUR	2,535	3,801
Ivory Coast Government International Bond
5.38%, 07/23/24 (r)	200	191
5.75%, 12/31/32	1,800	1,717
Jamaica Government International Bond, 7.63%, 07/09/25	303	323
Kenya Government International Bond, 6.88%, 06/24/24 (r)	423	445
Mexico Bonos, 7.75%, 11/13/42, MXN	24,000	1,958
Mongolia Government International Bond, 5.13%, 12/05/22	300	265
Morocco Government International Bond
4.25%, 12/11/22	450	447
5.50%, 12/11/42	500	497
New Zealand Government Bond, 5.50%, 04/15/23, NZD	3,145	2,691
Nigeria Government International Bond, 5.13%, 07/12/18	200	206
Pakistan Government International Bond
7.25%, 04/15/19 (r)	200	202
8.25%, 04/15/24	650	650
Panama Government International Bond
4.00%, 09/22/24	200	200
6.70%, 01/26/36	480	589
Philippine Government International Bond, 9.50%, 02/02/30	588	917
Republic of Azerbaijan International Bond, 4.75%, 03/18/24	300	306
Republic of Ghana
7.88%, 08/07/23	250	251
8.13%, 01/18/26 (r)	428	429
Republic of Iraq, 5.80%, 01/15/28	1,308	1,171
Republic of Latvia, 2.75%, 01/12/20	250	245
Republic of Paraguay, 6.10%, 08/11/44 (r)	266	281
Republic of Serbia
7.25%, 09/28/21	400	446
6.75%, 11/01/24 (k)	234	236
Republic of Turkey
7.50%, 07/14/17	800	896
6.88%, 03/17/36	140	160
Romania Government International Bond
6.75%, 02/07/22	650	769
6.13%, 01/22/44 (r)	182	209

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Russia Government International Bond, 7.50%, 12/31/18	1,000	1,120
Senegal Government International Bond, 6.25%, 07/30/24 (r)	200	200
Slovenia Government International Bond
4.13%, 02/18/19 (r)	240	250
5.25%, 02/18/24 (r)	640	682
South Africa Government Bond, 6.50%, 02/28/41, ZAR	45,985	3,064
South Africa Government International Bond
6.88%, 05/27/19	200	227
5.88%, 09/16/25	1,300	1,430
Spain Government Bond, 5.15%, 10/31/44 (r), EUR	2,720	4,479
Spain Government Bond, 4.65%, 07/30/25, EUR	5,700	8,821
Sri Lanka Government International Bond, 5.13%, 04/11/19 (r)	200	203
Turkey Government International Bond
7.38%, 02/05/25	759	901
11.88%, 01/15/30	100	168
6.63%, 02/17/45	500	559
Ukraine Government International Bond, 9.25%, 07/24/17	680	597
Ukreximbank Via Biz Finance Plc, 8.75%, 01/22/18	500	378
United Kingdom Treasury Bond, 1.75%, 09/07/22, GBP	1,290	2,023
Uruguay Government International Bond, 7.63%, 03/21/36	200	265
Venezuela Government International Bond
5.75%, 02/26/16	200	171
9.25%, 05/07/28	1,250	822
9.38%, 01/13/34	650	431
Vietnam Government International Bond, 6.75%, 01/29/20	250	282
Zambia Government International Bond, 8.50%, 04/14/24 (r)	230	261
		65,932
Treasury Inflation Index Securities - 3.8%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.55%, 09/15/41 (n), EUR	3,706	5,093
New Zealand Government Inflation Indexed Bond, 2.01%, 09/20/25 (s), NZD	3,070	2,377
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	9,867	11,239
1.75%, 01/15/28 (n)	2,883	3,212
		21,921
U.S. Treasury Securities - 5.3%
U.S. Treasury Bond
6.25%, 08/15/23	9,670	12,659
4.50%, 02/15/36	955	1,179
U.S. Treasury Note
2.75%, 10/25/18	2,905	2,974
3.63%, 08/15/19	12,670	13,776
		30,588

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 22.9%
Federal Home Loan Mortgage Corp. - 6.0%
Federal Home Loan Mortgage Corp.
4.00%, 10/15/44, TBA (g)	15,495	16,312
4.50%, 10/15/44, TBA (g)	16,855	18,180
		34,492
Federal National Mortgage Association - 16.9%
Federal National Mortgage Association
4.00%, 10/15/44, TBA (g)	41,145	43,363
4.50%, 10/15/44, TBA (g)	43,610	47,051
5.00%, 10/15/44, TBA (g)	6,025	6,650
		97,064
Total Government and Agency Obligations (cost $252,271)		253,149

INVESTMENT COMPANIES - 5.0%
iShares iBoxx High Yield Corporate Bond Fund (e)	155	14,275
SPDR Barclays High Yield Bond ETF (e)	355	14,269
Total Investment Companies (cost $28,842)		28,544

VARIABLE RATE SENIOR LOAN INTERESTS - 13.8% (i)
CONSUMER DISCRETIONARY - 5.8%
Allison Transmission Inc. Term Loan, 3.75%, 09/26/20	$1,975	1,952
Aramark Corp. Term Loan, 3.25%, 02/21/21	1,988	1,947
Burger King NewCo Term Loan B, 0.00%, 09/23/21 (z)	2,000	1,984
Charter Communications Operating LLC Term Loan E, 3.00%, 03/17/21	990	960
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21	990	959
Cumulus Media Inc. Term Loan, 4.25%, 12/31/20	2,096	2,059
Ellucian Term Loan, 4.00%, 01/31/20	1,995	1,965
Hilton Worldwide Inc. Term Loan B, 3.50%, 04/22/22	1,748	1,719
Michaels Stores Inc. Term Loan, 3.75%, 01/31/21	1,979	1,939
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/14/21	1,206	1,197
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/15/21	1,044	1,036
Scientific Games International Inc. Term Loan, 0.00%, 09/17/21 (z)	2,000	1,959
ServiceMaster Co LLC Term Loan, 4.25%, 06/24/21	2,000	1,968
Station GVR Acquisition LLC Term Loan B, 4.25%, 03/17/21	1,909	1,877
Tribune Company Initial Term Loan, 4.00%, 11/15/20	1,844	1,818
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/05/21	189	185
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/05/21	1,784	1,749
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20	1,990	1,976
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 06/30/21	1,995	1,923
Ziggo BV Term Loan B-1, 0.00%, 01/15/22 (z)	740	718
Ziggo BV Term Loan B-2, 0.00%, 01/15/22 (z)	477	462
Ziggo BV Term Loan B-3, 0.00%, 01/15/22 (z)	784	760
		33,112
CONSUMER STAPLES - 1.4%
HJ Heinz Co. Term Loan B-2, 3.50%, 03/24/21	1,975	1,948
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.00%, 03/01/20	1,984	1,961
Rite Aid Corp. Term Loan, 3.50%, 02/26/21	1,980	1,942
U.S. Foodservice Inc. Term Loan, 4.50%, 05/12/20	1,999	1,987
		7,838
FINANCIALS - 0.7%
Realogy Corp. Term Loan, 3.75%, 03/17/21	2,083	2,044

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Vantiv LLC Term Loan B, 3.75%, 06/15/21	2,000	1,986
		4,030
HEALTH CARE - 1.2%
Biomet Inc. Incremental Term Loan, 3.65%, 07/31/19	1,361	1,350
Community Health Systems Inc. Extended Term Loan, 3.48%, 01/25/17	542	538
Community Health Systems Inc. Term Loan D, 4.25%, 01/15/21	1,443	1,438
HCA Inc. Term Loan B-4, 2.98%, 12/15/19	1,985	1,960
Valeant Pharmaceuticals Inc. Term Loan, 3.75%, 12/24/21	724	715
Valeant Pharmaceuticals International Inc. Term Loan
3.75%, 04/10/20	72	72
3.75%, 12/16/20	861	850
		6,923
INDUSTRIALS - 1.0%
American Airlines Inc. Term Loan B, 3.75%, 07/17/20	1,980	1,944
Delta Air Lines Inc. Term Loan, 3.25%, 04/20/17	1,949	1,923
DuPont Performance Coatings Inc. Term Loan, 4.00%, 01/31/21	1,985	1,943
		5,810
INFORMATION TECHNOLOGY - 1.7%
Activision Blizzard Inc. Term Loan B, 3.25%, 01/15/22	2,250	2,243
Ceridian Corp. Term Loan
4.16%, 05/09/17	942	938
4.50%, 05/09/17	983	970
First Data Corp. Extended Term Loan, 4.15%, 03/24/21	777	765
First Data Corp. Replacement Term Loan, 3.65%, 03/23/18	100	98
First Data Corp. Term Loan B, 3.65%, 09/24/18	1,144	1,119
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	1,836	1,828
Freescale Semiconductor Ltd. Term Loan, 4.25%, 03/05/21	150	147
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/19/21	1,747	1,726
		9,834
MATERIALS - 0.7%
Berry Plastics Corp. Term Loan D, 3.50%, 01/27/21	1,980	1,926
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 07/31/20	1,980	1,936
		3,862
TELECOMMUNICATION SERVICES - 1.0%
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21	1,995	1,968
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 07/31/20	1,941	1,907
Level 3 Communications Inc. Term Loan, 4.00%, 01/15/21	900	883
Level 3 Communications Inc. Term Loan B-3, 4.00%, 09/23/20	1,160	1,138
		5,896
UTILITIES - 0.3%
Calpine Corp. Term Loan, 4.00%, 11/19/19	1,085	1,074
Calpine Corp. Term Loan B-2, 4.00%, 11/30/19	793	786
Calpine Corp. Term Loan B-3, 4.00%, 11/20/19	92	91
		1,951
Total Variable Rate Senior Loan Interests (cost $80,593)		79,256

SHORT TERM INVESTMENTS - 20.9%
Investment Companies - 13.0%
JNL Money Market Fund, 0.01% (a) (h)	74,491	74,491
Securities Lending Collateral - 7.9%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	45,537	45,537
Total Short Term Investments (cost $120,028)		120,028
Total Investments - 130.4% (cost $745,660)		747,882
Other Assets and Liabilities, Net - (30.4%)		(174,237)
Total Net Assets - 100.0%		$573,645

JNL/Oppenheimer Global Growth Fund

COMMON STOCKS - 96.1%
BRAZIL - 3.6%
AMBEV SA - ADR	1,202	$7,872
BM&F Bovespa SA	1,771	8,124
Embraer SA - ADR (e)	323	12,657
Itau Unibanco Holding SA - ADR	818	11,352
Vale SA - ADR (e)	476	5,245
		45,250
CHINA - 0.3%
JD.com Inc. - ADR - Class B (c) (e)	145	3,737

DENMARK - 0.4%
FLSmidth & Co. A/S	100	4,764

FRANCE - 5.6%
LVMH Moet Hennessy Louis Vuitton SA	130	21,116
PPR SA	101	20,451
Societe Generale - Class A	196	10,021
Technip SA	217	18,210
		69,798
GERMANY - 8.1%
Allianz SE	125	20,181
Bayer AG	142	19,800
Deutsche Bank AG	264	9,207
Linde AG	67	12,813
SAP AG	312	22,550
Siemens AG	131	15,612
		100,163
INDIA - 3.0%
DLF Ltd.	4,132	10,030
ICICI Bank Ltd. - ADR	370	18,176
Zee Entertainment Enterprises Ltd.	1,705	8,656
		36,862
ITALY - 1.5%
Brunello Cucinelli SpA (e)	29	599
Gtech SpA (e)	263	6,233
Prysmian SpA	233	4,315
Tod’s SpA (e)	73	7,159
		18,306
JAPAN - 10.5%
Dai-Ichi Life Insurance Co. Ltd.	946	14,045
Fanuc Ltd.	49	8,771
KDDI Corp.	330	19,879

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Keyence Corp.	42	18,450
Kyocera Corp.	280	13,073
Murata Manufacturing Co. Ltd.	217	24,643
Nidec Corp. (e)	255	17,232
Seibu Holdings Inc. (e)	149	2,984
Sumitomo Mitsui Financial Group Inc.	288	11,714
		130,791
MEXICO - 0.8%
Fomento Economico Mexicano SAB de CV - ADR	113	10,369

NETHERLANDS - 1.9%
Airbus Group NV	381	23,961

RUSSIAN FEDERATION - 1.0%
Alrosa AO	3,628	3,253
Gazprom OAO - ADR	506	3,547
Moscow Exchange MICEX-RTS OAO (c)	4,121	6,072
		12,872
SPAIN - 3.7%
Banco Bilbao Vizcaya Argentaria SA	1,426	17,157
Inditex SA	719	19,841
Repsol SA	404	9,577
		46,575
SWEDEN - 4.2%
Assa Abloy AB - Class B	374	19,214
Telefonaktiebolaget LM Ericsson - Class B	2,583	32,566
		51,780
SWITZERLAND - 5.3%
Credit Suisse Group AG	579	16,028
Nestle SA	170	12,460
Roche Holding AG	53	15,744
UBS AG	1,237	21,505
		65,737
UNITED KINGDOM - 3.3%
Circassia Pharmaceuticals Plc (c)	1,046	5,156
Earthport Plc (c)	2,657	1,863
Shire Plc	153	13,185
Unilever Plc	511	21,386
		41,590
UNITED STATES OF AMERICA - 42.9%
3M Co.	112	15,902
Adobe Systems Inc. (c)	306	21,143
Aetna Inc.	255	20,627
Alibaba Group Holding Ltd. - ADR (c)	23	2,079
Allergan Inc.	82	14,546
Altera Corp.	617	22,070
Biogen Idec Inc. (c)	33	10,758
BioMarin Pharmaceutical Inc. (c)	94	6,759
Celldex Therapeutics Inc. (c) (e)	507	6,570
Citigroup Inc.	478	24,760
Clovis Oncology Inc. (c) (e)	115	5,220
Colgate-Palmolive Co.	358	23,332
eBay Inc. (c)	486	27,501
Emerson Electric Co.	170	10,666
Facebook Inc. - Class A (c)	249	19,680
Fidelity National Financial Inc.	269	7,476
Fidelity National Financial Inc. (c)	35	475
Gilead Sciences Inc. (c)	160	17,083
Goldman Sachs Group Inc.	99	18,186
Google Inc. - Class A (c)	32	18,788
Google Inc. - Class C (c)	32	18,435
Intuit Inc.	247	21,633
Maxim Integrated Products Inc.	639	19,327
McDonald’s Corp.	122	11,547
McGraw-Hill Financial. Inc.	341	28,803
Medivation Inc. (c)	60	5,937
Microsoft Corp.	239	11,097
St. Jude Medical Inc.	121	7,265
Theravance Biopharma Inc. (c) (e)	66	1,529
Theravance Inc. (e)	282	4,817
Tiffany & Co.	196	18,917
United Parcel Service Inc. - Class B	142	13,961
Vertex Pharmaceuticals Inc. (c)	138	15,550
Walt Disney Co.	313	27,828
WellPoint Inc.	174	20,864
Zimmer Holdings Inc.	128	12,854
		533,985
Total Common Stocks (cost $966,499)		1,196,540

PREFERRED STOCKS - 1.8%
GERMANY - 1.8%
Bayerische Motoren Werke AG	274	22,212

INDIA - 0.0%
Zee Entertainment Enterprises Ltd.	28,061	382
Total Preferred Stocks (cost $18,702)		22,594

RIGHTS - 0.0%
SPAIN - 0.0%
Banco Bilbao Vizcaya (c)	1,426	142
Total Rights (cost $143)		142

SHORT TERM INVESTMENTS - 5.1%
Investment Companies - 2.0%
JNL Money Market Fund, 0.01% (a) (h)	24,507	24,507
Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	38,736	38,736
Total Short Term Investments (cost $63,243)		63,243
Total Investments - 103.0% (cost $1,048,587)		1,282,519
Other Assets and Liabilities, Net - (3.0%)		(37,318)
Total Net Assets - 100.0%		$1,245,201

JNL/PIMCO Real Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.2%
Aegis Asset Backed Securities Trust REMIC, 0.85%, 03/25/35 (i)	$1,200	$930
Aquilae CLO Plc, 0.55%, 01/17/23 (i), EUR	967	1,216
Arran Residential Mortgages Funding Plc, 1.65%, 11/19/47 (i) (r), EUR	11,873	15,171
Banc of America Commercial Mortgage Trust REMIC
5.89%, 07/10/44 (i)	1,952	2,080
5.79%, 06/10/49 (i)	2,900	3,144
5.95%, 02/10/51 (i)	2,263	2,485
Banc of America Mortgage Trust REMIC, 2.65%, 06/25/35 (i)	187	179
Banc of America Re-REMIC Trust REMIC
5.68%, 06/24/50 (f) (i) (r)	1,043	1,126
5.68%, 02/17/51 (f) (i) (r)	554	593

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16, EUR	700	958
BCAP LLC REMIC
5.05%, 03/26/37 (i) (r)	1,335	1,315
5.25%, 08/26/37 (r)	3,407	3,544
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.50%, 05/25/33 (i)	42	43
2.79%, 02/25/34 (i)	327	322
3.03%, 11/25/34 (i)	350	353
2.56%, 01/25/35 (i)	218	218
2.53%, 03/25/35 (i)	39	40
2.65%, 03/25/35 (i)	435	425
2.05%, 08/25/35 (i)	51	51
Bear Stearns Alt-A Trust REMIC
2.36%, 01/25/36 (i)	604	468
2.52%, 08/25/36 (i)	269	198
Bear Stearns Asset Backed Securities Trust REMIC, 1.15%, 10/25/37 (i)	748	698
Bear Stearns Structured Products Inc. Trust REMIC, 2.56%, 12/26/46 (i)	783	539
Chase Mortgage Finance Corp. REMIC, 2.48%, 02/25/37 (i)	83	83
Citigroup Mortgage Loan Trust Inc. REMIC
2.56%, 08/25/35 (i)	451	254
2.20%, 09/25/35 (i)	61	61
2.28%, 09/25/35 (i)	82	82
0.23%, 01/25/37 (i)	114	72
2.77%, 09/25/37 (i)	1,652	1,394
0.21%, 07/25/45 (i)	280	246
College Loan Corp. Trust, 0.48%, 01/25/24 (i)	800	781
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 07/10/46 (r)	5,419	5,503
Conseco Finance Securitizations Corp., 6.68%, 12/01/33	5	5
Countrywide Asset-Backed Certificates REMIC
0.40%, 04/25/36 (i)	75	73
0.33%, 07/25/36 (i)	1,880	1,839
0.33%, 09/25/36 (i)	253	246
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.62%, 08/25/34 (i)	325	289
3.79%, 11/20/34 (i)	303	289
2.34%, 04/20/35 (i)	296	300
Credit Suisse Mortgage Capital Certificates REMIC
5.89%, 06/15/39 (e) (i)	3,271	3,528
5.47%, 09/18/39 (r)	1,135	1,190
5.38%, 02/15/40 (r)	751	789
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	927	515
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.38%, 07/25/37 (i) (r)	179	118
CS First Boston Mortgage Securities Corp. REMIC, 2.33%, 04/25/34 (i)	273	280
DBUBS Mortgage Trust REMIC, 3.39%, 07/10/44 (r)	16,500	17,071
First NLC Trust REMIC, 0.22%, 08/25/37 (i) (r)	369	203
Granite Mortgages Plc, 0.95%, 09/20/44 (i), GBP	349	565
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	4,000	4,308
GS Mortgage Securities Trust REMIC, 4.59%, 08/10/43 (r)	4,300	4,698
GSR Mortgage Loan Trust REMIC, 2.86%, 01/25/35 (i)	301	299
Harborview Mortgage Loan Trust REMIC, 2.38%, 04/19/34 (i)	419	421
Hillmark Funding, 0.48%, 05/21/21 (i) (r)	7,435	7,354
HSBC Home Equity Loan Trust REMIC, 0.30%, 03/20/36 (i)	812	805
Indymac Index Mortgage Loan Trust REMIC
2.44%, 03/25/35 (i)	737	739
2.72%, 11/25/35 (i)	820	737
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.79%, 02/12/51 (i)	4,000	4,370
JPMorgan Mortgage Trust REMIC
2.55%, 07/25/35 (i)	266	271
2.53%, 08/25/35 (i)	503	491
2.56%, 08/25/35 (i)	326	324
5.06%, 09/25/35 (i)	87	86
2.16%, 07/27/37 (i) (r)	854	736
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,115	6,590
Lehman Brothers Mortgage Loan Trust REMIC, 0.24%, 06/25/37 (i) (r)	354	225
Magi Funding Plc, 0.68%, 04/11/21 (r), EUR	490	616
MASTR Adjustable Rate Mortgages Trust REMIC, 2.19%, 12/25/33 (i)	643	650
Merrill Lynch Mortgage Investors Trust REMIC
2.22%, 02/25/33 (i)	201	194
2.39%, 02/25/34 (i)	337	340
2.35%, 10/25/35 (i)	453	459
Morgan Stanley Capital I Trust REMIC
0.21%, 05/25/37 (i)	125	84
6.11%, 06/11/49 (i)	3,114	3,420
Nautique Funding Ltd., 0.48%, 04/15/20 (i) (r)	226	224
NCUA Guaranteed Notes Trust REMIC
0.61%, 10/07/20 (i)	2,218	2,229
0.72%, 12/08/20 (i)	3,435	3,459
Nelnet Student Loan Trust, 0.93%, 07/25/18 (i)	37	37
NYLIM Flatiron CLO Ltd., 0.45%, 08/08/20 (i) (r)	277	275
OneMain Financial Issuance Trust, 2.47%, 12/18/17 (f) (r)	9,200	9,203
Penta CLO SA, 0.61%, 06/04/24 (i), EUR	2,614	3,274
Provident Funding Mortgage Loan Trust REMIC, 2.50%, 08/25/33 (i)	214	222
RASC Trust REMIC, 0.57%, 12/25/35 (i)	500	409
RBSCF Trust REMIC
5.69%, 09/16/40 (i) (r)	4,000	4,297
6.21%, 12/16/49 (i) (r)	1,554	1,650
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	70	74
SLM Student Loan Trust
0.68%, 01/25/17 (i)	412	413
1.73%, 04/25/23 (i)	4,963	5,144
REMIC, 0.27%, 04/25/19 (i)	6,300	6,261
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.47%, 02/25/34 (i)	612	620
4.12%, 12/25/34 (i)	299	291
Structured Asset Mortgage Investments Inc. REMIC, 0.48%, 10/19/34 (i)	35	34
Structured Asset Securities Corp. REMIC, 0.29%, 05/25/47 (i)	1,900	1,815
Swan Trust, 3.95%, 04/25/41 (i), AUD	278	247
Symphony CLO III Ltd., 0.47%, 05/15/19 (i) (r)	1,939	1,920
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	96
Vornado DP LLC Trust, 4.00%, 09/13/28 (r)	4,600	4,896
Wachovia Bank Commercial Mortgage Trust REMIC, 0.23%, 06/15/20 (i) (r)	123	122

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.44%, 12/25/35 (i)	271	258
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.14%, 03/25/33 (i)	106	106
2.44%, 06/25/33 (i)	328	333
2.44%, 09/25/33 (i)	329	334
5.23%, 08/25/35 (i)	128	123
1.12%, 08/25/46 (i)	4,584	4,036
0.89%, 05/25/47 (i)	555	479
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 12/25/34 (i)	340	348
2.62%, 04/25/36 (i)	1,204	1,161
Wood Street CLO BV, 0.43%, 03/29/21 (i) (r), EUR	239	301
Total Non-U.S. Government Agency Asset-Backed Securities (cost $162,583)		164,780

CORPORATE BONDS AND NOTES - 5.7%
ENERGY - 0.3%
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16 (e)	5,000	5,156

FINANCIALS - 4.1%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	324	325
Bankia SA
3.50%, 12/14/15, EUR	4,900	6,417
0.41%, 01/25/16 (i), EUR	600	749
4.38%, 02/14/17, EUR	100	136
3.50%, 01/17/19, EUR	2,100	2,851
BNP Paribas SA, 0.55%, 11/07/15 (i)	14,200	14,200
BPCE SA, 0.80%, 11/18/16 (i)	8,100	8,129
BPE Financiaciones SA
2.88%, 05/19/16, EUR	4,100	5,291
2.50%, 02/01/17, EUR	1,600	2,058
China Construction Bank Corp., 1.70%, 04/16/15	8,300	8,329
Citigroup Inc., 0.76%, 05/01/17 (e) (i)	18,700	18,738
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.00%, 09/10/15, GBP	1,100	1,831
Depfa ACS Bank, 3.88%, 11/14/16, EUR	400	543
Eksportfinans ASA, 2.38%, 05/25/16 (e)	3,200	3,204
Greensill Capital, 0.00%, 03/04/15 (f) (p) (q)	5,100	4,960
Intesa Sanpaolo SpA, 3.13%, 01/15/16	2,600	2,660
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	89	93
Turkiye Garanti Bankasi A/S, 2.73%, 04/20/16 (i) (r)	1,100	1,099
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,300	1,422
		83,035
INDUSTRIALS - 0.3%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,065
Hellenic Railways Organization SA, 4.03%, 03/17/17, EUR	2,300	2,852
International Lease Finance Corp., 6.75%, 09/01/16 (r)	900	970
		4,887
TELECOMMUNICATION SERVICES - 0.9%
BellSouth Corp., 4.18%, 04/26/15 (p) (q)	18,000	18,369

UTILITIES - 0.1%
Electricite de France
0.69%, 01/20/17 (i) (r)	2,100	2,103
1.15%, 01/20/17 (r)	600	599
		2,702
Total Corporate Bonds and Notes (cost $115,363)		114,149

GOVERNMENT AND AGENCY OBLIGATIONS - 119.8%
GOVERNMENT SECURITIES - 119.1%
Federal Home Loan Mortgage Corp. - 0.8% (w)
Federal Home Loan Mortgage Corp., 2.50%, 10/02/19	16,200	16,201
Municipals - 0.1%
North Carolina State Education Assistance Authority, 0.68%, 10/26/20 (i)	980	981
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	320	272
		1,253
Sovereign - 4.6%
Australia Government Bond, 5.25%, 03/15/19, AUD	6,600	6,342
Autonomous Community of Catalonia, Spain, 4.95%, 02/11/20, EUR	1,800	2,538
Hellenic Republic Government International Bond, 4.50%, 07/03/17, JPY	170,000	1,529
Italy Buoni Poliennali Del Tesoro, 5.50%, 11/01/22, EUR	500	795
Mexico Bonos, 9.50%, 12/18/14, MXN	127,780	9,638
Mexico Bonos de Proteccion al Ahorro
3.00%, 01/04/18, MXN	194,700	14,620
2.97%, 01/30/20, MXN (i)	187,300	13,981
Slovenia Government International Bond, 4.70%, 11/01/16 (r), EUR	3,600	4,904
Spain Government Bond
5.40%, 09/28/18 (r), EUR	16,500	26,619
3.80%, 04/30/24 (r), EUR	8,500	12,343
		93,309
Treasury Inflation Index Securities - 113.6%
Bundesrepublik Deutschland Bundesobligation Inflation Indexed Bond, 0.79%, 04/15/18 (n), EUR	69,862	92,732
Corp. Andina de Fomento Inflation Indexed Note, 3.95%, 10/15/21 (n), MXN	10,357	768
France Government Inflation Indexed Bond
0.26%, 07/25/18 (n), EUR	7,769	10,230
0.70%, 07/25/30 (n), EUR	699	940
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/16 - 09/15/21 (n), EUR	7,385	9,985
2.55%, 10/22/16 - 09/15/41 (n), EUR	7,067	9,578
2.25%, 04/22/17 (n), EUR	7,905	10,393
1.70%, 09/15/18 (n), EUR	4,330	5,820
2.35%, 09/15/24 (n) (r), EUR	15,515	21,789
3.10%, 09/15/26 (n), EUR	423	632
Mexican Inflation Indexed Udibonos, 4.00%, 11/08/46 (n), MXN	185,395	14,973
New South Wales Treasury Corp. Inflation Indexed Bond
3.32%, 11/20/25 (s), AUD	8,700	10,393
2.50%, 11/20/35 (s), AUD	2,700	3,135
New Zealand Government Inflation Indexed Bond, 2.01%, 09/20/25 (s), NZD	9,300	7,199
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/15, TBA (g) (n) (o)	85,969	86,023
0.50%, 04/15/15, TBA (g) (n)	29,134	29,154
1.88%, 07/15/15, TBA (g) (n) (o)	11,146	11,394
2.00%, 01/15/16, TBA (g) (n) (o)	75,204	77,848
0.13%, 04/15/16 - 07/15/24, TBA (g) (n)	541,315	534,212
2.63%, 07/15/17, TBA (g) (n)	3,564	3,886

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
0.13%, 09/25/18, TBA (g) (n) (o)	210,002	205,260
1.88%, 07/15/19, TBA (g) (n)	21,647	23,629
1.38%, 01/15/20, TBA (g) (n) (o)	107,531	114,411
1.25%, 07/15/20, TBA (g) (n) (o)	103,893	110,338
1.13%, 01/15/21, TBA (g) (n) (o)	36,976	38,799
0.63%, 07/15/21, TBA (g) (n) (o)	169,082	172,569
0.38%, 07/15/23, TBA (g) (n) (o)	39,518	39,110
2.38%, 01/15/25 - 01/15/27, TBA (g) (n)	223,384	262,939
2.00%, 01/15/26, TBA (g) (n)	86,788	98,857
1.75%, 01/15/28, TBA (g) (n)	20,834	23,214
5.34%, 04/15/28, TBA (g) (n)	9,251	12,570
2.50%, 01/15/29 (n)	57,260	69,942
5.61%, 04/15/29 (n)	56,377	79,632
2.13%, 02/15/40 (n)	31,801	39,369
2.13%, 02/15/41 (n) (o)	870	1,083
1.38%, 02/15/44, TBA (g) (n)	60,416	64,617
		2,297,423
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp.
2.09%, 07/01/36 (i)	337	358
2.01%, 09/01/36 (i)	357	376
2.17%, 10/01/36 (i)	158	167
Interest Only, 0.61%, 09/15/42	9,523	9,528
REMIC, 0.60%, 08/15/33 (i)	2,038	2,048
REMIC, 1.32%, 10/25/44 - 02/25/45 (i)	855	877
		13,354
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association
2.07%, 11/01/35 (i)	55	58
2.38%, 03/01/36 (i)	98	103
5.69%, 06/01/36 (i)	32	32
REMIC, 0.22%, 07/25/37 (i)	263	258
		451
Small Business Administration Participation Certificates - 0.0%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	814	902
Total Government and Agency Obligations (cost $2,446,335)		2,422,893

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., 7.50%, Series L (m) (v)	1	601
Total Preferred Stocks (cost $500)		601

OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 7.00%, 09/27/27 (c) (u)	100	20
Total Other Equity Interests (cost $2)		20

SHORT TERM INVESTMENTS - 22.8%
Certificates of Deposit - 1.7%
Banco Bilbao Vizcaya Argentaria
0.98%, 10/23/15 (i)	$18,750	18,746
1.08%, 05/16/16 (i)	8,500	8,527
Itau Unibanco, 1.17%, 06/04/15 (i)	6,700	6,699
		33,972
Federal Home Loan Mortgage Corp. - 0.1% (w)
Federal Home Loan Mortgage Corp., 0.05%, 02/03/15	1,000	1,000
Federal National Mortgage Association - 9.6% (w)
Federal National Mortgage Association
0.05%, 03/03/15	600	600
0.06%, 03/27/15 - 04/06/15	194,000	193,971
		194,571
Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	4,681	4,681
Treasury Securities - 11.2%
Hellenic Republic Treasury Bill
0.00%, 10/10/14, EUR	6,800	8,585
0.00%, 12/12/14, EUR	15,000	18,897
0.00%, 01/09/15, EUR	30,100	37,886
0.00%, 02/06/15, EUR	15,400	19,362
Japan Treasury Bill, 0.00%, 11/04/14, JPY	7,310,000	66,650
Mexico Cetes, 0.22%, 12/11/14, MXN	96,000	71,508
U.S. Treasury Bill
0.02%, 10/09/14 (o)	$877	877
0.03%, 03/05/15 (o)	787	787
0.05%, 03/12/15 (o)	309	309
0.05%, 03/19/15 (o)	406	406
0.04%, 03/26/15 (o)	1,690	1,690
		226,957
Total Short Term Investments (cost $473,243)		461,181
Total Investments - 156.5% (cost $3,198,026)		3,163,624
Other Assets and Liabilities, Net - (56.5%)		(1,141,611)
Total Net Assets - 100.0%		$2,022,013

JNL/PIMCO Total Return Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.4%
ABFC Trust REMIC, 0.26%, 01/25/37 (i)	$5,831	$3,626
ACA CLO Ltd., 0.48%, 07/25/18 (i) (r)	317	317
Access Group Inc., 1.53%, 10/27/25 (i)	4,129	4,155
Ally Auto Receivables Trust, 0.68%, 06/15/16	19,000	19,004
American Home Mortgage Investment Trust REMIC, 2.33%, 02/25/45 (i)	223	225
Ameriquest Mortgage Securities Inc. REMIC, 0.62%, 10/25/35 (i)	16,700	15,535
Amortizing Residential Collateral Trust REMIC, 0.73%, 07/25/32 (i)	15	14
Argent Securities Inc. REMIC, 0.51%, 10/25/35 (i)	3,400	3,127
Arran Residential Mortgages Funding Plc, 1.60%, 05/16/47 (i) (r), EUR	2,761	3,521
Asset Backed Securities Corp. Home Equity REMIC, 0.70%, 09/25/34 (i)	120	120
Banc of America Commercial Mortgage Trust REMIC
5.92%, 05/10/45 (i)	2,000	2,112
5.79%, 06/10/49 (i)	2,830	3,068
Banc of America Funding Trust REMIC
5.06%, 02/20/35 (i)	2,060	2,057
2.63%, 05/25/35 (i)	219	225
Banc of America Mortgage Trust REMIC, 6.50%, 10/25/31	21	22
BCAP LLC REMIC
5.25%, 02/26/36 (i) (r)	2,060	1,889
5.05%, 03/26/37 (i) (r)	417	411
5.25%, 05/26/37 (r)	8,437	7,496
5.25%, 08/26/37 (r)	4,286	4,458

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
BCAP LLC Trust REMIC, 4.84%, 03/27/37 (i) (r)	8,836	6,029
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.75%, 11/25/30 (i)	1	1
2.31%, 02/25/33 (i)	2	2
2.67%, 02/25/33 (i)	9	8
2.50%, 04/25/33 (i)	44	45
2.76%, 01/25/34 (i)	192	195
2.70%, 04/25/34 (i)	461	456
2.61%, 11/25/34 (i)	875	843
3.03%, 11/25/34 (i)	225	227
2.53%, 03/25/35 (i)	1,366	1,381
Bear Stearns Alt-A Trust REMIC
2.55%, 05/25/35 (i)	514	503
2.62%, 09/25/35 (i)	329	285
4.90%, 09/25/35 (i)	20,366	16,148
Bear Stearns Asset Backed Securities Trust REMIC
0.56%, 12/25/35 (i)	5,700	5,422
0.41%, 10/25/36 (i)	9,600	9,042
0.40%, 04/25/37 (i)	5,299	3,020
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/44	269	287
Bear Stearns Structured Products Inc. Trust REMIC
2.51%, 01/26/36 (i)	974	768
2.56%, 12/26/46 (i)	538	370
BNC Mortgage Loan Trust REMIC, 0.25%, 05/25/37 (i)	2,974	2,834
Chase Mortgage Finance Trust REMIC, 4.84%, 12/25/35 (i)	2,406	2,312
ChaseFlex Trust REMIC, 5.00%, 07/25/37	1,269	1,112
CIFC Funding Ltd., 1.38%, 08/14/24 (r)	21,000	20,954
Citibank Credit Card Issuance Trust, 4.85%, 03/10/17	48,500	49,463
Citibank Omni Master Trust, 4.90%, 11/15/18 (r)	42,200	42,442
Citicorp Mortgage Securities Trust REMIC, 6.00%, 02/25/37	2,442	2,553
Citigroup Mortgage Loan Trust Inc. REMIC
2.51%, 10/25/35 (i)	104	104
2.72%, 10/25/35 (i)	14,596	12,965
0.21%, 07/25/45 (i)	701	615
Commercial Mortgage Pass-Through Certificates REMIC, 2.34%, 04/26/38 (i) (r)	3,700	3,598
Countrywide Alternative Loan Trust REMIC
1.52%, 08/25/35 (i)	1,088	1,003
0.33%, 05/25/47 (i)	627	530
Countrywide Asset-Backed Certificates REMIC
0.90%, 06/25/34 (i)	381	364
0.25%, 08/25/37 (i)	1,517	1,502
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	4,586	4,726
2.45%, 11/20/34 (i)	1,424	1,373
2.49%, 11/25/34 (i)	593	559
2.47%, 02/20/35 (i)	941	934
5.75%, 12/25/35	5,349	5,054
2.31%, 02/20/36 (i)	137	127
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 12/15/39	2,936	3,137
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 02/15/40	575	615
5.69%, 09/15/40 (i)	7,800	8,473
CS First Boston Mortgage Securities Corp. REMIC, 0.80%, 03/25/32 (i) (r)	13	12
CSMC Mortgage-Backed Trust REMIC, 6.00%, 07/25/36	3,761	2,909
CVS Pass-Through Trust, 6.94%, 01/10/30	335	408
Equity One ABS Inc., 0.71%, 11/25/32 (i)	72	68
European Loan Conduit, 0.35%, 05/15/19 (i), EUR	78	97
First American Alternative Mortgage Securities REMIC, 2.24%, 09/25/35 (i)	405	356
First Franklin Mortgage Loan Trust REMIC
0.96%, 04/25/35 (i) (r)	2,100	1,962
0.51%, 10/25/35 (i)	6,465	5,992
First Horizon Asset Securities Inc. REMIC, 4.97%, 02/25/36 (i)	1,693	1,651
First Horizon Mortgage Pass-Through Trust REMIC, 2.56%, 10/25/35 (i)	2,547	2,238
GE-WMC Mortgage Securities LLC REMIC, 0.40%, 12/25/35 (i)	6,384	5,726
Granite Master Issuer Plc
0.33%, 12/17/54 (i)	1,144	1,140
0.23%, 12/20/54 (i), EUR	2,387	3,006
0.35%, 12/20/54 (i)	6,491	6,466
REMIC, 0.29%, 12/20/54 (i) (r)	523	520
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	1,000	1,077
4.80%, 08/10/42 (i)	43	43
GSAMP Trust REMIC
0.30%, 09/25/36 (i)	9,867	4,504
0.24%, 01/25/37 (i)	3,724	2,293
GSR Mortgage Loan Trust REMIC
2.66%, 09/25/35 (i)	1,166	1,176
5.00%, 11/25/35 (i)	396	393
Harborview Mortgage Loan Trust REMIC
0.37%, 05/19/35 (i)	138	118
0.49%, 06/20/35 (i)	1,683	1,625
2.59%, 07/19/35 (i)	611	569
Home Equity Asset Trust REMIC, 1.20%, 07/25/35 (i)	3,700	3,411
HSI Asset Securitization Corp. Trust REMIC, 0.51%, 12/25/35 (i)	3,000	2,428
IndyMac Adjustable-Rate Mortgage Trust REMIC, 1.71%, 01/25/32 (i)	—	—
IndyMac Index Mortgage Loan Trust REMIC, 2.37%, 01/25/36 (i)	721	603
JP Morgan Mortgage Acquisition Trust REMIC, 0.43%, 01/25/37 (i)	4,800	3,621
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.34%, 05/15/47	1,875	2,008
5.44%, 06/12/47	1,934	2,083
5.42%, 01/15/49	6,055	6,524
JPMorgan Mortgage Acquisition Corp. REMIC, 0.39%, 05/25/36 (i)	8,500	7,104
JPMorgan Mortgage Trust REMIC
2.65%, 02/25/35 (i)	90	90
5.75%, 01/25/36	170	158
5.50%, 04/25/36	1,220	1,254
Lehman XS Trust REMIC
0.95%, 10/25/35 (i)	3,968	3,734
0.32%, 02/25/37 (i)	9,053	4,927
Long Beach Mortgage Loan Trust REMIC, 0.71%, 10/25/34 (i)	34	31
MASTR Asset Backed Securities Trust REMIC, 0.20%, 01/25/37 (i)	471	186
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	75	76
0.63%, 06/15/30 (i)	191	187

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Merrill Lynch Mortgage Investors Trust REMIC
2.19%, 05/25/33 (i)	412	402
0.53%, 08/25/35 (i)	7,800	7,230
1.57%, 10/25/35 (i)	9,709	9,575
0.36%, 02/25/36 (i)	313	288
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.08%, 08/12/49 (i)	6,700	7,339
5.48%, 03/12/51 (i)	1,500	1,626
Mid-State Trust IV REMIC, 8.33%, 04/01/30	4	4
MLCC Mortgage Investors Inc. REMIC
1.15%, 10/25/35 (i)	146	139
0.41%, 11/25/35 (i)	232	226
Morgan Stanley ABS Capital I Inc. Trust REMIC, 0.31%, 04/25/36 (i)	1,800	1,752
Morgan Stanley Dean Witter Capital I REMIC, 1.05%, 07/25/32 (i)	2,055	1,964
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 08/12/45 (i) (r)	696	757
MortgageIT Trust REMIC, 0.41%, 12/25/35 (i)	7,136	6,604
New Century Home Equity Loan Trust REMIC, 0.66%, 09/25/35 (i)	1,900	1,651
Nomura Asset Acceptance Corp. REMIC, 2.88%, 08/25/35 (i)	2,956	2,879
Option One Mortgage Loan Trust REMIC, 0.66%, 08/25/35 (i)	3,700	2,832
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
0.63%, 08/25/35 (i)	1,500	1,384
0.62%, 09/25/35 (i)	1,700	1,437
Prime Mortgage Trust REMIC
0.55%, 02/25/19 (i)	—	—
0.55%, 02/25/34 (i)	31	29
RASC Trust REMIC
0.83%, 02/25/35 (i)	6,835	6,318
0.39%, 09/25/36 (i)	3,000	2,611
0.32%, 11/25/36 (i)	4,313	3,788
0.30%, 01/25/37 (i)	3,249	3,037
RBSSP Resecuritization Trust REMIC, 0.40%, 02/26/37 (i) (r)	2,946	2,753
Securitized Asset Backed Receivables LLC Trust REMIC
1.13%, 03/25/35 (i)	846	798
0.40%, 05/25/36 (i)	4,439	2,641
0.21%, 12/25/36 (i)	300	111
Sequoia Mortgage Trust REMIC, 0.85%, 10/19/26 (i)	34	34
SLM Student Loan Trust
2.80%, 12/16/19 (i) (r)	707	718
1.73%, 04/25/23 (i)	5,904	6,119
Soundview Home Loan Trust REMIC, 0.28%, 12/25/36 (i)	2,490	2,381
SpringCastle America Funding LLC, 2.70%, 05/25/23 (f) (p) (q)	23,500	23,489
Structured Asset Mortgage Investments Inc. REMIC
0.81%, 09/19/32 (i)	37	36
0.40%, 07/19/35 (i)	547	508
0.28%, 03/25/37 (i)	1,220	942
Structured Asset Securities Corp. REMIC
2.52%, 02/25/32 (i)	1	1
0.73%, 01/25/33 (i)	6	6
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	328	367
Wachovia Bank Commercial Mortgage Trust REMIC, 0.23%, 06/15/20 (i) (r)	220	219
Washington Mutual Mortgage Pass-Through Certificates REMIC
1.77%, 02/25/31 (i)	—	—
2.37%, 01/25/36 (i)	1,039	1,023
1.52%, 08/25/42 (i)	104	100
1.32%, 11/25/42 (i)	61	60
0.44%, 10/25/45 (i)	129	123
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (i)	447	448
2.61%, 03/25/36 (i)	555	555
2.61%, 03/25/36 (i)	3,970	3,833
2.61%, 04/25/36 (i)	2,912	2,853
2.61%, 07/25/36 (i)	6,220	6,044
Wood Street CLO BV, 0.66%, 11/22/21 (i), EUR	2,206	2,772
Total Non-U.S. Government Agency Asset-Backed Securities (cost $469,904)		489,343

CORPORATE BONDS AND NOTES - 27.7%
CONSUMER DISCRETIONARY - 2.9%
Chrysler Group LLC Term Loan B, 4.25%, 05/24/17 (i)	2,000	1,982
Daimler Finance North America LLC
0.83%, 01/09/15 (i) (r)	13,950	13,966
1.65%, 04/10/15 (e) (r)	9,125	9,178
1.30%, 07/31/15 (r)	21,100	21,231
MGM Resorts International
6.63%, 07/15/15	7,695	7,907
7.50%, 06/01/16	2,100	2,242
7.63%, 01/15/17 (e)	1,000	1,088
NBCUniversal Media LLC, 3.65%, 04/30/15	29,800	30,365
Time Warner Cable Inc., 3.50%, 02/01/15	1,400	1,414
Time Warner Inc., 3.15%, 07/15/15	15,581	15,889
Viacom Inc., 1.25%, 02/27/15	30,542	30,643
		135,905
CONSUMER STAPLES - 0.8%
SABMiller Holdings Inc., 1.85%, 01/15/15 (r)	34,935	35,072
Woolworths Ltd., 2.55%, 09/22/15 (r)	5,000	5,086
		40,158
ENERGY - 2.1%
Gazprom OAO Via Gaz Capital SA
4.95%, 05/23/16	6,600	6,683
8.15%, 04/11/18	7,700	8,433
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (r)	2,734	2,814
Petrobras International Finance Co.
5.88%, 03/01/18 (e)	1,300	1,403
8.38%, 12/10/18 (e)	700	820
7.88%, 03/15/19	16,800	19,260
Petroleos Mexicanos, 8.00%, 05/03/19 (e)	2,700	3,279
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 09/30/20 (r)	4,124	4,454
Rosneft Finance SA
7.50%, 07/18/16	1,600	1,666
6.63%, 03/20/17	3,000	3,083
Shell International Finance BV
0.30%, 11/10/15 (i)	11,200	11,205
0.44%, 11/15/16 (i)	9,200	9,227
Statoil ASA, 0.69%, 11/08/18 (i)	29,300	29,502
		101,829
FINANCIALS - 18.7%
Ally Financial Inc.
6.75%, 12/01/14	12,145	12,206

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
8.30%, 02/12/15 (e)	26,730	27,265
4.63%, 06/26/15 (e)	9,645	9,779
3.50%, 07/18/16 (e)	7,220	7,301
5.50%, 02/15/17 (e)	16,000	16,640
4.75%, 09/10/18	2,065	2,117
7.50%, 09/15/20 (e)	1,600	1,844
American International Group Inc.
5.05%, 10/01/15	200	209
8.25%, 08/15/18	2,000	2,443
6.25%, 03/15/37 (i)	800	896
8.18%, 05/15/58 (e) (i)	21,800	29,376
Banco de Credito e Inversiones, 3.00%, 09/13/17 (e) (r)	3,200	3,280
Bank of America Corp.
4.50%, 04/01/15 (e)	3,400	3,466
6.50%, 08/01/16	8,460	9,233
Bank of America NA
0.71%, 11/14/16 (i)	67,900	67,957
0.65%, 05/08/17 (i)	4,300	4,301
6.00%, 10/15/36	3,200	3,854
Bank of India, 6.25%, 02/16/21	3,100	3,450
Bank of Montreal, 2.85%, 06/09/15 (r)	1,800	1,831
Bank of Nova Scotia
1.65%, 10/29/15 (r)	1,700	1,721
1.95%, 01/30/17 (e) (i) (r)	200	204
Barclays Bank Plc
2.75%, 02/23/15	16,900	17,051
7.63%, 11/21/22	2,800	3,009
7.75%, 04/10/23 (i)	12,800	13,856
BBVA Bancomer SA
4.50%, 03/10/16 (e) (r)	1,200	1,251
6.50%, 03/10/21 (r)	2,400	2,616
Bear Stearns Cos. LLC, 5.30%, 10/30/15	3,200	3,359
Blackstone CQP Holdco LP, 9.30%, 06/30/18 (p) (q)	2,100	2,096
Caixa Economica Federal
2.38%, 11/06/17 (r)	3,200	3,104
4.25%, 05/13/19 (e) (r)	5,800	5,771
CIT Group Inc., 4.75%, 02/15/15 (e) (r)	53,000	53,530
Citigroup Inc.
5.50%, 10/15/14	12,450	12,474
2.65%, 03/02/15	4,900	4,944
4.88%, 05/07/15	3,500	3,588
4.70%, 05/29/15	32,000	32,872
1.25%, 01/15/16	4,000	4,016
1.03%, 04/01/16 (i)	2,800	2,820
0.50%, 06/09/16 (i)	2,600	2,586
3.95%, 06/15/16 (e)	1,600	1,680
1.19%, 07/25/16 (i)	3,200	3,233
4.45%, 01/10/17 (e)	900	959
6.13%, 08/25/36	1,300	1,491
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.57%, 04/28/17 (i)	12,200	12,194
Credit Agricole SA
8.38% (callable at 100 beginning 10/13/19) (m) (r)	4,900	5,637
1.39%, 04/15/16 (i) (p) (q)	5,000	5,056
Credit Suisse
0.53%, 03/11/16 (i)	15,900	15,893
0.72%, 05/26/17 (i)	9,000	9,031
Export-Import Bank of Korea, 5.88%, 01/14/15	9,700	9,839
Fifth Third Bancorp, 0.65%, 12/20/16 (i)	900	898
Ford Motor Credit Co. LLC
8.70%, 10/01/14 (e)	7,400	7,402
3.88%, 01/15/15	27,000	27,259
7.00%, 04/15/15 (e)	2,900	3,000
2.75%, 05/15/15	4,800	4,863
12.00%, 05/15/15	4,000	4,283
5.63%, 09/15/15	3,900	4,077
4.21%, 04/15/16	6,794	7,105
1.01%, 01/17/17 (i)	19,200	19,361
0.75%, 09/08/17 (i)	700	701
General Electric Capital Corp.
3.80%, 06/18/19 (r)	3,700	3,942
6.38%, 11/15/67 (i)	5,000	5,413
Goldman Sachs Group Inc.
3.30%, 05/03/15 (e)	16,975	17,246
3.70%, 08/01/15	20,443	20,956
0.86%, 06/04/17 (i)	1,100	1,108
HSBC Finance Corp., 5.25%, 04/15/15	8,200	8,411
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	14,324
International Lease Finance Corp., 8.63%, 09/15/15 (e)	29,150	30,829
Intesa Sanpaolo SpA, 2.38%, 01/13/17	9,000	9,101
JPMorgan Chase & Co.
3.70%, 01/20/15	6,700	6,766
1.88%, 03/20/15	20,500	20,639
1.10%, 10/15/15 (e)	12,362	12,413
3.45%, 03/01/16	12,400	12,841
3.15%, 07/05/16	1,600	1,656
1.07%, 05/30/17 (i), GBP	3,700	5,917
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,584
Korea Development Bank, 3.50%, 08/22/17	1,900	1,992
LBG Capital No.1 Plc, 8.50%, (callable at 100 beginning 12/17/21) (m) (r)	200	216
LBG Capital No.2 Plc
15.00%, 12/21/19 (v), GBP	13,400	30,738
8.88%, 02/07/20 (v), EUR	1,200	1,703
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	16,100	18,349
Merrill Lynch & Co. Inc., 6.40%, 08/28/17 (e)	1,900	2,138
Morgan Stanley, 6.00%, 04/28/15	13,600	14,019
National Bank of Canada, 2.20%, 10/19/16 (e) (i) (r)	400	410
Nationwide Building Society, 4.65%, 02/25/15 (r)	3,500	3,556
Northern Rock Plc, 5.63%, 06/22/17 (r)	16,000	17,703
Prudential Financial Inc., 3.88%, 01/14/15	3,500	3,534
Regions Financial Corp., 5.75%, 06/15/15	2,200	2,270
Royal Bank of Scotland Group Plc
6.99% (callable at 100 beginning 10/05/17) (e) (m) (r)	2,100	2,403
5.00%, 10/01/14 (e)	5,105	5,105
Sberbank, 5.50%, 07/07/15 (e)	7,000	7,128
SLM Corp.
5.05%, 11/14/14	8,000	8,015
6.25%, 01/25/16	18,244	18,937
8.45%, 06/15/18	11,002	12,377
5.50%, 01/15/19	100	102
Springleaf Finance Corp., 6.90%, 12/15/17	1,900	2,019
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,565
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,417
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (m)	8,700	9,157
VTB Bank OJSC Via VTB Capital SA, 6.47%, 03/04/15 (p) (q)	4,800	4,843
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (m)	2,100	2,298
0.69%, 04/22/19 (i)	1,100	1,103
Wells Fargo Bank NA, 0.38%, 06/02/16 (i)	5,215	5,213
		883,734
HEALTH CARE - 0.2%
HCA Inc., 9.00%, 12/15/14	5,000	5,050
HCA Inc. Term Loan B-5, 2.90%, 03/31/17 (i)	5,900	5,856
		10,906

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
INDUSTRIALS - 1.0%
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	3,800	4,095
Con-way Inc., 7.25%, 01/15/18	1,400	1,611
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	500	526
CSN Resources SA, 6.50%, 07/21/20 (e) (r)	1,200	1,226
Hellenic Railways Organization SA, 4.50%, 12/06/16, JPY	1,298,700	11,790
International Lease Finance Corp.
5.75%, 05/15/16	1,600	1,672
6.75%, 09/01/16 (r)	1,900	2,047
7.13%, 09/01/18 (r)	20,858	23,465
		46,432
INFORMATION TECHNOLOGY - 0.4%
Apple Inc., 2.85%, 05/06/21	2,200	2,207
Dell Inc., 2.30%, 09/10/15	3,250	3,266
Xerox Corp., 4.25%, 02/15/15	11,522	11,680
		17,153
MATERIALS - 0.3%
Braskem Finance Ltd., 5.75%, 04/15/21 (r)	4,100	4,194
Corp. Nacional del Cobre de Chile, 7.50%, 01/15/19 (e) (r)	1,500	1,791
Gerdau Holdings Inc.
7.00%, 01/20/20 (e) (r)	3,600	4,050
5.75%, 01/30/21 (e) (r)	4,300	4,435
		14,470
TELECOMMUNICATION SERVICES - 0.7%
Qtel International Finance Ltd., 3.38%, 10/14/16 (r)	300	311
Sprint Nextel Corp.
6.00%, 12/01/16	1,800	1,893
9.13%, 03/01/17 (e)	4,000	4,510
Telecom Italia Capital SA, 5.25%, 10/01/15	471	484
Verizon Communications Inc.
4.90%, 09/15/15	5,801	6,039
2.50%, 09/15/16	9,800	10,055
1.98%, 09/14/18 (i)	2,300	2,423
3.65%, 09/14/18	7,300	7,693
		33,408
UTILITIES - 0.6%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,425
Dominion Resources Inc., 5.15%, 07/15/15	8,800	9,102
Entergy Corp., 3.63%, 09/15/15 (l)	5,200	5,326
Majapahit Holding BV
8.00%, 08/07/19 (e) (r)	2,200	2,569
7.75%, 01/20/20 (r)	5,000	5,787
		28,209
Total Corporate Bonds and Notes (cost $1,291,762)		1,312,204

GOVERNMENT AND AGENCY OBLIGATIONS - 57.1%
GOVERNMENT SECURITIES - 34.9%
Federal Home Loan Mortgage Corp. - 3.9% (w)
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17	35,100	34,944
0.75%, 01/12/18	111,700	109,535
0.88%, 03/07/18	1,900	1,868
3.75%, 03/27/19	5,100	5,524
1.75%, 05/30/19	1,200	1,197
1.25%, 08/01/19 - 10/02/19	30,500	29,643
		182,711
Federal National Mortgage Association - 1.3% (w)
Federal National Mortgage Association
0.88%, 10/26/17 - 05/21/18	59,500	58,862
1.88%, 09/18/18	1,000	1,010
		59,872
Municipals - 3.7%
Bay Area Toll Authority, RB, 7.04%, 04/01/50	3,400	4,883
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,187
California State University, 6.43%, 11/01/30	1,400	1,742
California Statewide Communities Development Authority, 7.55%, 05/15/40	5,500	7,126
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,271
Chicago Transit Authority
6.30%, 12/01/21	100	109
6.90%, 12/01/40 - 12/01/40	4,100	5,062
City of New York, 6.27%, 12/01/37	6,560	8,327
City of North Las Vegas, Nevada, 6.57%, 06/01/40	9,200	8,211
County of Clark Nevada Airport System, RB, 6.82%, 07/01/45	1,600	2,200
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	13,800	17,477
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	5,483
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,150
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	21,989
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	9,000	12,422
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	4,150
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp.), 4.50%, 01/01/28	2,800	3,037
Mississippi Development Bank, 6.31%, 01/01/33	1,500	1,847
New Jersey Economic Development Authority (insured by Assured Guaranty Municipal Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,745
New Jersey State Turnpike Authority, 7.41%, 01/01/40	5,800	8,307
New Jersey Transportation Trust Fund Authority, 5.25%, 06/15/36	1,900	2,081
New York City Water & Sewer System, 5.79%, 06/15/41	4,000	4,400
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	5,371
North Carolina Turnpike Authority, 6.70%, 01/01/39	2,000	2,254
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,162
Port Authority of New York & New Jersey, GO, 5.65%, 11/01/40	1,100	1,327
San Diego Tobacco Settlement Revenue Funding Corp., RB, 7.13%, 06/01/32	685	672
State of California
7.70%, 11/01/30	100	124
7.50%, 04/01/34	7,600	10,843
7.95%, 03/01/36	600	732
State of Iowa, 6.75%, 06/01/34	4,100	4,696
State of Wisconsin (insured by Assured Guaranty Municipal Corp.), 5.05%, 05/01/18	1,500	1,674
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	165	166
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	1,565	1,327
University of California, 6.40%, 05/15/31	5,500	6,779
University of California, RB, 6.55%, 05/15/48	1,500	1,958

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,808
		175,099
Sovereign - 16.2%
Autonomous Community of Valencia, Spain, 4.38%, 07/16/15, EUR	1,100	1,423
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/16 (r)	1,700	1,742
4.13%, 09/15/17 (r), EUR	1,000	1,332
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/15 (j), BRL	214,400	78,222
Hellenic Republic Government International Bond, 5.25%, 02/01/16, JPY	1,382,000	12,749
Italy Buoni Poliennali Del Tesoro
4.50%, 07/15/15, EUR	10,000	13,048
3.75%, 08/01/15 - 08/01/16, EUR	86,500	115,688
3.00%, 11/01/15, EUR	29,400	38,214
2.75%, 12/01/15, EUR	35,600	46,229
2.25%, 05/15/16, EUR	16,000	20,818
1.15%, 05/15/17, EUR	4,000	5,128
Korea Development Bank, 4.38%, 08/10/15	7,200	7,420
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	3,003
Province of Ontario, Canada
1.00%, 07/22/16	1,100	1,105
1.60%, 09/21/16	66,200	67,241
5.50%, 06/02/18, CAD	700	707
3.00%, 07/16/18	500	524
4.40%, 06/02/19, CAD	1,700	1,677
1.65%, 09/27/19 (e)	2,900	2,838
4.40%, 04/14/20 (e)	8,400	9,311
4.20%, 06/02/20, CAD	2,300	2,265
4.00%, 06/02/21, CAD	5,400	5,269
3.15%, 06/02/22, CAD	5,900	5,435
Province of Quebec, Canada
4.25%, 12/01/21, CAD	6,800	6,722
3.50%, 12/01/22, CAD	2,300	2,157
Spain Government Bond
3.75%, 10/31/15, EUR	72,600	95,137
3.15%, 01/31/16, EUR	22,700	29,767
3.25%, 04/30/16, EUR	300	397
3.30%, 07/30/16, EUR	119,400	158,998
4.25%, 10/31/16, EUR	9,200	12,557
2.10%, 04/30/17, EUR	6,200	8,159
5.50%, 07/30/17, EUR	1,000	1,440
4.50%, 01/31/18, EUR	8,600	12,248
		768,970
Treasury Inflation Index Securities - 8.5%
U.S. Treasury Inflation Indexed Note
0.13%, 09/25/18 - 07/15/22 (n)	48,436	47,300
1.25%, 07/15/20 (n)	20,101	21,348
1.13%, 01/15/21 (n)	8,604	9,028
0.63%, 07/15/21 (n)	3,488	3,560
0.38%, 07/15/23 (n)	11,466	11,348
2.38%, 01/15/25 - 01/15/27 (n)	127,995	150,992
2.00%, 01/15/26 (n)	48,496	55,240
1.75%, 01/15/28 (n)	80,517	89,714
5.34%, 04/15/28 (n)	295	400
2.50%, 01/15/29 (n)	10,875	13,284
5.61%, 04/15/29 (n)	1,449	2,047
		404,261
U.S. Treasury Securities - 1.3%
U.S. Treasury Bond, 3.13%, 08/15/44	60,600	59,634

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 22.2%
Federal Home Loan Mortgage Corp. - 1.2%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 05/01/40	9,846	11,126
5.50%, 05/01/26 - 03/01/40	8,833	9,839
2.48%, 07/01/27 (i)	1	1
4.50%, 10/15/44 - 11/15/44, TBA (g)	16,000	17,247
6.00%, 10/15/44, TBA (g)	1,000	1,128
REMIC, 0.30%, 07/19/18	554	555
REMIC, 0.30%, 07/15/19 (i)	204	205
REMIC, 7.00%, 05/15/23	106	118
REMIC, 0.60%, 11/15/30 (i)	2	2
REMIC, 4.50%, 03/15/34	9,682	10,285
REMIC, 0.20%, 12/25/36 (i)	839	833
REMIC, 3.50%, 01/15/42	4,162	3,981
REMIC, 1.32%, 02/25/45 (i)	59	59
		55,379
Federal National Mortgage Association - 19.7%
Federal National Mortgage Association
4.50%, 02/01/15 - 07/01/42	73,328	78,743
4.00%, 07/01/15 - 10/01/31	62,004	66,072
6.00%, 05/01/16 - 05/01/41	97,021	109,850
5.50%, 06/01/16 - 09/01/41	144,211	161,052
3.50%, 06/01/20 - 08/01/29	65,269	68,779
3.00%, 04/01/21 - 07/01/29	57,256	59,233
3.89%, 07/01/21	2,793	2,992
3.33%, 11/01/21	95	99
3.16%, 05/01/22	12,928	13,427
2.59%, 07/01/22	5,387	5,360
2.79%, 07/01/22	4,626	4,659
2.31%, 08/01/22	4,000	3,908
5.00%, 05/01/23 - 06/01/41	22,851	25,287
2.87%, 09/01/27	2,800	2,674
6.50%, 07/01/29	—	1
3.50%, 10/15/29, TBA (g)	74,000	77,792
4.00%, 10/15/29, TBA (g)	4,000	4,230
2.07%, 01/01/35 (i)	1,196	1,275
1.52%, 09/01/40 (i)	3	3
4.50%, 09/01/40 - 11/15/44, TBA (g)	68,000	73,334
1.32%, 06/01/43 (i)	310	318
5.50%, 10/15/44, TBA (g)	38,000	42,328
6.00%, 10/15/44, TBA (g)	11,000	12,435
5.00%, 11/15/44, TBA (g)	94,000	103,534
REMIC, 6.50%, 01/30/19	47	53
REMIC, 5.00%, 07/31/19	179	194
REMIC, 2.20%, 05/25/35 (i)	70	72
REMIC, 0.60%, 09/25/35 (i)	2,016	2,031
REMIC, 0.46%, 04/25/37 (i)	732	733
REMIC, 0.22%, 07/25/37 (i)	477	467
REMIC, 0.65%, 06/25/39 (i)	10,242	10,338
REMIC, 0.50%, 03/25/44 (i)	251	250
		931,523
Government National Mortgage Association - 1.0%
Government National Mortgage Association
1.63%, 05/20/26 - 02/20/32 (i)	117	122
2.00%, 04/20/30 (i)	5	5
5.00%, 02/15/38 - 07/15/41	44,644	49,356
		49,483
Small Business Administration Participation Certificates - 0.3%
Small Business Administration Participation Certificates
6.29%, 01/01/21	7	7
5.13%, 09/01/23	16	17
5.52%, 06/01/24	381	414
5.29%, 12/01/27	488	541

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.16%, 02/01/28	6,065	6,655
5.49%, 03/01/28	5,551	6,145
		13,779
Total Government and Agency Obligations (cost $2,723,873)		2,700,711

PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Wells Fargo & Co., 7.50% (m) (v)	25	30,063
Total Preferred Stocks (cost $30,281)		30,063

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	740	19,691
Total Trust Preferreds (cost $18,500)		19,691

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. Escrow (c) (f) (q) (u) (v)	128	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 10.0%
Certificates of Deposit - 0.7%
Banco Bilbao Vizcaya Argentaria, 1.08%, 05/16/16 (i)	$11,500	11,537
Credit Suisse, 0.46%, 03/17/15 (i)	3,300	3,300
Intesa Sanpaolo SpA/New York NY, 1.61%, 04/11/16 (i)	14,900	15,030
Itau Unibanco, 1.38%, 10/31/14	2,700	2,697
		32,564
Commercial Paper - 1.0%
Ford Motor Credit Co. LLC, 0.68%, 04/06/15 (r)	4,800	4,785
Holcim US Finance Sarl, 0.39%, 10/23/14	4,400	4,399
Thermo Fisher Scientific Inc.
0.41%, 10/14/14	26,000	25,995
0.41%, 11/05/14	12,100	12,095
		47,274
Federal Home Loan Bank - 1.9% (w)
Federal Home Loan Bank
0.02%, 11/14/14	300	300
0.03%, 12/03/14 - 12/24/14	8,700	8,700
0.07%, 01/26/15	900	900
0.08%, 02/06/15 - 03/06/15	51,600	51,593
0.09%, 03/04/15	14,900	14,898
0.06%, 03/20/15	600	600
0.10%, 03/30/15	12,549	12,547
		89,538
Federal Home Loan Mortgage Corp. - 1.3% (w)
Federal Home Loan Mortgage Corp.
0.02%, 11/17/14	600	600
0.05%, 02/03/15	1,500	1,500
0.08%, 02/05/15	50,500	50,496
0.09%, 02/13/15	300	300
0.11%, 03/17/15	9,200	9,199
0.10%, 03/19/15	100	100
0.06%, 03/25/15	100	100
		62,295
Federal National Mortgage Association - 1.4% (w)
Federal National Mortgage Association
0.03%, 12/12/14 - 12/17/14	3,600	3,600
0.09%, 01/12/15 - 03/04/15	23,200	23,198
0.07%, 02/11/15	11,600	11,599
0.11%, 03/02/15	20,800	20,797
0.05%, 03/03/15	300	300
0.06%, 03/27/15	4,400	4,399
		63,893
Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	59,769	59,769
Treasury Securities - 2.4%
Mexico Cetes
0.22%, 01/08/15, MXN	44,890	33,154
0.22%, 01/22/15, MXN	15,770	11,633
0.22%, 02/05/15, MXN	92,680	68,283
U.S. Treasury Bill, 0.03%, 11/13/14	$2,100	2,100
		115,170
Total Short Term Investments (cost $473,466)		470,503
Total Investments - 106.2% (cost $5,007,786)		5,022,515
Other Assets and Liabilities, Net - (6.2%)		(293,272)
Total Net Assets - 100.0%		$4,729,243

JNL/PPM America Floating Rate Income Fund (t)

CORPORATE BONDS AND NOTES - 4.5%
CONSUMER DISCRETIONARY - 1.0%
American Axle & Manufacturing Inc., 5.13%, 02/15/19	$306	$304
BC Mountain LLC, 7.00%, 02/01/21 (r)	100	92
Beazer Homes USA Inc., 5.75%, 06/15/19	1,000	948
Churchill Downs Inc., 5.38%, 12/15/21 (r)	420	421
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	306	319
Gibson Brands Inc., 8.88%, 08/01/18 (r)	194	190
GLP Capital LP
4.38%, 11/01/18	277	281
4.88%, 11/01/20	311	317
5.38%, 11/01/23	243	248
Hillman Group Inc., 6.38%, 07/15/22 (r)	305	295
KB Home
4.75%, 05/15/19	1,000	973
7.50%, 09/15/22	234	250
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	646	643
Men’s Wearhouse Inc., 7.00%, 07/01/22 (r)	246	248
MGM Resorts International
6.75%, 10/01/20	804	856
6.63%, 12/15/21	577	609
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (r) (y)	1,244	1,309
Netflix Inc., 5.75%, 03/01/24 (r)	1,070	1,102
Nielsen Finance LLC, 5.00%, 04/15/22 (r)	1,311	1,291
Numericable Group SA, 6.25%, 05/15/24 (r)	1,000	997
PC Nextco Holdings LLC, 8.75%, 08/15/19 (y)	888	892
PVH Corp., 4.50%, 12/15/22	229	224
Regal Entertainment Group, 5.75%, 03/15/22	800	802
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	132
RSI Home Products Inc., 6.88%, 03/01/18 (r)	556	580
Sally Holdings LLC, 5.50%, 11/01/23	494	498
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r) (y)	778	809
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	427	412
Springs Industries Inc., 6.25%, 06/01/21	471	462

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Tempur Sealy International Inc., 6.88%, 12/15/20	121	129
TRW Automotive Inc., 4.45%, 12/01/23 (r)	550	556
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,080
Wolverine World Wide Inc., 6.13%, 10/15/20	132	138
		18,407
CONSUMER STAPLES - 0.3%
B&G Foods Inc., 4.63%, 06/01/21	549	523
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	394	383
HJ Heinz Co., 4.25%, 10/15/20	1,506	1,496
JBS Investments GmbH, 7.25%, 04/03/24 (r)	2,490	2,540
Prestige Brands Inc., 5.38%, 12/15/21 (r)	135	127
Sun Merger Sub Inc., 5.25%, 08/01/18 (r)	306	307
TreeHouse Foods Inc., 4.88%, 03/15/22	405	399
		5,775
ENERGY - 0.9%
Arch Coal Inc., 8.00%, 01/15/19 (r)	591	507
Baytex Energy Corp., 5.13%, 06/01/21 (r)	589	574
Calumet Specialty Products Partners LP
6.50%, 04/15/21 (r)	1,630	1,549
7.63%, 01/15/22	788	800
Chesapeake Energy Corp., 3.48%, 04/15/19 (i)	1,383	1,383
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	1,344	1,327
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (r)	1,732	1,628
EnQuest Plc, 7.00%, 04/15/22 (r)	1,000	943
Hercules Offshore Inc., 7.50%, 10/01/21 (r)	308	248
Parker Drilling Co., 7.50%, 08/01/20	712	744
Penn Virginia Corp., 8.50%, 05/01/20	1,000	1,050
PVR Partners LP, 6.50%, 05/15/21	1,119	1,172
Regency Energy Partners LP
5.88%, 03/01/22	876	913
5.00%, 10/01/22	81	80
Rosetta Resources Inc., 5.88%, 06/01/22	1,975	1,968
Seadrill Ltd., 6.13%, 09/15/17 (r)	750	747
Tesoro Corp., 5.13%, 04/01/24	842	817
		16,450
FINANCIALS - 0.3%
AerCap Ireland Capital Ltd., 3.75%, 05/15/19 (r)	1,333	1,293
Santander UK Plc, 5.00%, 11/07/23 (r)	768	806
SLM Corp., 5.50%, 01/15/19	1,000	1,020
Stena AB, 7.00%, 02/01/24 (r)	1,498	1,558
		4,677
HEALTH CARE - 0.4%
Capsugel SA, 7.00%, 05/15/19 (r) (y)	595	593
CHS/Community Health Systems Inc., 6.88%, 02/01/22 (r)	843	879
Community Health Systems Inc., 8.00%, 11/15/19	714	762
Fresenius US Finance II Inc., 4.25%, 02/01/21 (r)	749	755
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (r)	274	270
HCA Inc., 3.75%, 03/15/19	623	609
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	698	705
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	1,029	1,122
Tenet Healthcare Corp., 6.00%, 10/01/20	570	603
Valeant Pharmaceuticals International Inc., 6.75%, 08/15/18 (r)	1,000	1,055
		7,353
INDUSTRIALS - 0.5%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (r)	1,000	960
Aviation Capital Group Corp., 3.88%, 09/27/16 (r)	1,346	1,384
Bombardier Inc.
6.00%, 10/15/22 (r)	1,009	1,004
6.13%, 01/15/23 (r)	585	586
International Lease Finance Corp., 4.63%, 04/15/21	1,649	1,637
Meritor Inc., 6.25%, 02/15/24	815	823
United Continental Holdings Inc., 6.00%, 07/15/26	1,677	1,564
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,075
		9,033
INFORMATION TECHNOLOGY - 0.3%
Boxer Parent Co. Inc., 9.00%, 10/15/19 (r) (y)	1,657	1,524
Entegris Inc., 6.00%, 04/01/22 (r)	1,273	1,292
First Data Corp., 7.38%, 06/15/19 (r)	483	508
NXP BV
5.75%, 02/15/21 (r)	212	215
5.75%, 03/15/23 (r)	242	245
Sanmina Corp., 4.38%, 06/01/19 (r)	1,354	1,327
ViaSat Inc., 6.88%, 06/15/20	1,008	1,069
		6,180
MATERIALS - 0.3%
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	1,222	1,283
Cemex SAB de CV, 4.98%, 10/15/18 (r)	1,000	1,060
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,000	1,040
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	1,088	1,045
		4,427
TELECOMMUNICATION SERVICES - 0.2%
Frontier Communications Corp., 6.88%, 01/15/25	1,021	1,008
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	1,519	1,485
Sprint Corp., 7.13%, 06/15/24 (r)	624	629
		3,122
UTILITIES - 0.3%
AES Corp.
3.23%, 06/01/19 (i)	2,098	2,066
7.38%, 07/01/21	1,000	1,120
RJS Power Holdings LLC, 5.13%, 07/15/19 (r)	1,924	1,905
		5,091
Total Corporate Bonds and Notes (cost $79,922)		80,515

VARIABLE RATE SENIOR LOAN INTERESTS - 91.3% (i)
CONSUMER DISCRETIONARY - 27.7%
24 Hour Fitness Worldwide Inc. Term Loan B, 4.75%, 05/18/21	3,000	2,979
Acosta Inc. Term Loan B, 0.00%, 08/14/21 (z)	5,000	4,988
Advantage Sales and Marketing Inc. 1st Lien New Term Loan, 3.48%, 07/11/21	7,355	7,221
Advantage Sales and Marketing Inc. Delayed Draw Term Loan, 0.00%, 07/11/21 (z)	123	120
Advantage Sales and Marketing, Inc. 2nd Lien Term Loan, 6.73%, 07/10/22	900	886
Affinion Group Replacement Term Loan, 6.75%, 10/10/16	1,925	1,865
AlliedBarton Security Services LLC Term Loan 0.00%, 02/11/21 (z)	1,048	1,032

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.25%, 02/12/21	2,938	2,893
Allison Transmission Inc. Term Loan, 3.75%, 09/23/20	7,303	7,218
AMAYA Holdings BV Term Loan, 5.00%, 07/29/21	7,300	7,197
AMC Entertainment Inc Term Loan B, 3.50%, 05/03/21	3,095	3,055
American Tire Distributors Inc. Delayed Draw Term Loan, 5.75%, 06/01/18	143	143
American Tire Distributors Inc. Term Loan, 5.75%, 01/24/20	3,598	3,591
Apex Tool Group LLC Term Loan B, 4.50%, 01/31/21	3,785	3,645
Aramark Corp. Term Loan
3.25%, 10/07/20	5,985	5,870
3.25%, 02/21/21	1,953	1,913
Ascend Learning LLC 1st Lien Term Loan
6.00%, 07/31/19	197	197
6.00%, 03/27/20	1,993	1,995
Atlantic Broadband Finance LLC Term Loan, 3.25%, 12/15/20	1,169	1,141
Autoparts Holdings Ltd. 1st Lien Term Loan
6.50%, 07/29/17	715	715
6.50%, 07/29/17	1,400	1,398
Bally Technologies Inc. Term Loan B, 4.25%, 01/15/22	5,220	5,192
Bass Pro Group LLC Term Loan B, 3.75%, 12/16/20	5,254	5,184
Bombardier Recreational Products Inc. Term Loan B, 4.00%, 04/02/20	5,771	5,651
Borgata Term Loan B, 6.75%, 02/08/20	3,308	3,301
Boyd Gaming Corp. Term Loan B, 4.00%, 01/15/22	3,835	3,772
Burger King NewCo Term Loan B, 0.00%, 09/25/21 (z)	7,000	6,946
Burlington Coat Factory Warehouse Corp. Term, 4.25%, 07/24/21	3,000	2,966
Caesars Entertainment Corp. Term Loan, 9.75%, 03/01/17	3,107	2,940
Caesars Entertainment Resort Properties LLC 1st Lien Term Loan, 7.00%, 10/11/20	4,478	4,280
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21	3,170	3,002
Camping World Inc. Term Loan B
5.75%, 02/12/21	2,924	2,924
5.75%, 02/12/21	38	38
Catalina Marketing Corp. 2nd Lien Term Loan, 7.75%, 04/02/22	1,500	1,431
CBS Outdoor Americas Capital Term Loan, 3.00%, 01/16/21	2,400	2,362
Centerplate Inc. Term Loan, 4.75%, 12/02/20	1,493	1,486
Cequel Communications LLC Term Loan, 3.50%, 04/23/20	8,594	8,435
Charter Communications Operating LLC Term Loan E, 3.00%, 04/23/21	4,847	4,700
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	468	454
Charter Communications Term Loan, 0.00%, 08/12/21 (z)	830	827
Chrysler Group LLC Term Loan B
3.50%, 05/24/17	1,919	1,902
3.25%, 03/18/20	2,494	2,447
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22	270	265
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	7,199	7,118
Clear Channel Communications Inc. Term Loan, 6.91%, 04/01/20	9,000	8,589
Coinmach Corp. Term Loan, 4.25%, 12/10/20	5,465	5,359
Cooper Standard Auto Term Loan, 4.00%, 03/27/21	3,491	3,445
Crossmark Holdings Inc. Term Loan, 4.50%, 12/25/20	2,467	2,418
CSC Holdings Inc. Term Loan, 2.66%, 04/23/21	2,337	2,267
Cumulus Media Inc. Term Loan, 4.25%, 12/23/20	3,763	3,696
David’s Bridal Inc. Initial Term Loan, 5.00%, 10/25/20	2,866	2,767
DineEquity Inc. Term Loan B-2, 3.75%, 09/06/19	415	413
Ellucian Term Loan, 4.00%, 02/01/20	995	980
Expro US Finco LLC Term Loan L 475, 0.00%, 08/11/21 (z)	3,500	3,481
Extended Stay America Term Loan, 5.00%, 05/27/19	3,000	3,004
Formula One Holdings Term Loan
4.75%, 07/30/21	8,137	8,025
7.75%, 07/29/22	1,250	1,244
Four Seasons Hotels Limited 2nd Lien Term Loan, 6.25%, 12/23/20 (f)	1,968	1,968
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/30/21	2,309	2,265
Freedom Group Inc. Term Loan
5.50%, 05/20/20	2,449	2,440
5.50%, 05/22/20	499	497
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	404	397
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	1,581	1,553
Getty Images Inc. Initial Term Loan, 4.75%, 10/09/20	1,921	1,758
GNC Corp. Term Loan, 3.25%, 04/23/20	3,907	3,798
Goodyear Engineered Products 1st Lien Term Loan, 5.25%, 08/17/19	7,409	7,388
Harrah’s Operating Company Inc. Term Loan B-7, 9.75%, 03/01/17	643	608
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 11/07/22	3,249	3,195
Hilton Worldwide Inc. Term Loan B, 3.50%, 06/24/22	7,514	7,388
Hudson’s Bay Co. Initial Term Loan
4.75%, 10/07/20	510	509
4.75%, 10/07/20	2,210	2,207
4.75%, 10/07/20	340	340
4.75%, 10/07/20	85	85
IMG Worldwide Holdings Inc. 1st Lien Term Loan
5.25%, 03/19/21	3,665	3,606
5.25%, 03/19/21	335	329
Information Resources Inc. Term Loan, 4.75%, 09/26/20	1,484	1,482
Information Resources Inc. Term Loan B
4.75%, 07/20/26	1,168	1,168
4.75%, 12/17/27	291	290
4.75%, 07/20/44	694	694
J. Crew Group Inc. New Term Loan B
4.00%, 03/05/21	1,330	1,262
4.00%, 03/05/21	1,548	1,468
4.00%, 03/05/21	1,741	1,652
4.00%, 03/05/21	1,749	1,659
4.00%, 03/05/21	435	413
Kasima LLC Term Loan, 3.25%, 05/23/21	4,000	3,945
Landry’s Inc. Term Loan B, 4.00%, 12/11/19	2,809	2,783
Leslie’s Poolmart Inc. Term Loan B, 4.25%, 11/05/20	1,985	1,953

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Liberty Global Term Loan
4.50%, 12/24/21	1,750	1,735
7.75%, 06/23/23	550	545
LIN Television Corp. New Term Loan, 4.00%, 03/23/20	543	541
LIN Television Corp. Term Loan B, 4.00%, 03/22/20	128	127
Live Nation Entertainment Inc. Term Loan B-1, 3.50%, 12/31/21	2,928	2,888
Media General Inc. Term Loan B, 4.25%, 09/23/21	5,138	5,081
Mediacom Broadband Term Loan F, 2.63%, 11/17/19	2,494	2,425
Men’s Wearhouse Inc. Term Loan B, 4.50%, 04/15/21	5,000	4,967
Merlin Entertainments Group Term Loan, 3.40%, 08/14/20	2,684	2,674
MGM Resorts International Term Loan B, 3.50%, 12/23/20	8,195	8,042
Michaels Stores Inc. Term Loan
3.75%, 01/26/21	6,342	6,214
3.75%, 01/26/21	781	766
3.75%, 01/27/21	781	766
Michaels Stores Inc. Term Loan B-2, 4.00%, 01/28/20	1,500	1,482
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/27/20	6,089	5,975
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	7,928	7,781
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/16/21	5,362	5,319
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/17/21	4,638	4,602
OneStopPlus Group Term Loan, 4.50%, 03/17/21	2,985	2,959
Orbitz Worldwide Inc. Term Loan C, 4.50%, 04/15/21	1,731	1,722
Party City Holdings Inc. Term Loan
4.00%, 09/08/20	2,359	2,316
4.00%, 09/15/20	2,295	2,253
4.00%, 09/17/20	2,049	2,012
4.00%, 09/20/20	289	283
4.00%, 09/22/20	257	252
Peninsula Gaming LLC Term Loan B, 4.25%, 10/03/19	3,307	3,271
PETCO Animal Supplies Inc. New Term Loan, 4.00%, 10/05/19	3,709	3,670
Pilot Travel Centers LLC Additional Term Loan B, 4.25%, 09/24/20	2,499	2,494
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 12/24/21	2,924	2,883
Polymer Group Inc. Additional Term Loan, 5.25%, 12/20/20	3,868	3,848
Quebecor Media Inc. Term Loan B-1, 3.25%, 07/26/21	3,960	3,849
Sabre Inc. Term Loan B, 4.25%, 04/19/20	3,127	3,082
Sabre Inc. Term Loan B-2, 4.50%, 04/19/20	2,978	2,936
Savers Inc. New Term Loan, 5.00%, 08/19/20	2,086	2,053
Scientific Games Corp. Term Loan
4.25%, 06/13/21	853	836
4.25%, 06/13/21	5,479	5,366
4.25%, 06/15/21	5,381	5,270
4.25%, 06/18/21	131	128
4.25%, 06/18/21	98	96
Scientific Games International Inc. Term Loan, 0.00%, 09/17/21 (z)	1,500	1,469
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/12/21	9,611	9,053
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/08/21	825	808
Service King Term Loan
0.00%, 09/22/21 (z)	225	224
0.00%, 09/22/21 (z)	25	25
ServiceMaster Co LLC Term Loan, 4.25%, 06/27/21	12,000	11,807
Sinclair Television Group Inc. Term Loan B
3.00%, 03/31/21	2,442	2,399
3.00%, 04/10/21	1,350	1,326
3.00%, 04/10/21	2,150	2,111
SOURCECORP Inc. Term Loan, 5.25%, 12/13/19	990	990
SRAM LLC Term Loan
4.00%, 03/31/21	85	82
4.00%, 03/31/21	792	764
4.00%, 04/02/21	2,748	2,652
Station GVR Acquisition LLC Term Loan B, 4.25%, 03/03/21	5,827	5,729
Tempur-Pedic International Inc. Term Loan B, 3.50%, 01/10/21	3,561	3,512
TI Group Automotive Systems, LLC New Term Loan B, 4.25%, 07/03/21	5,500	5,421
Tower Automotive Holdings USA LLC Term Loan, 4.00%, 04/15/21	988	971
Toys R Us Inc. Term Loan, 6.00%, 09/01/16	1,892	1,847
Travelport Finance Sarl Term Loan, 6.00%, 08/15/21	3,500	3,492
Tribune Company Initial Term Loan, 4.00%, 11/26/20	11,987	11,819
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/05/21	3,728	3,654
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/12/21	14,228	13,953
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21	3,883	3,776
USI Inc. Term Loan, 4.25%, 12/27/20	3,903	3,830
Visant Holding Corp. Term Loan, 7.00%, 08/15/21	4,990	4,925
Vogue International LLC Term Loan, 5.25%, 02/07/21	2,993	2,985
Waddington North America Inc. Term Loan
8.50%, 11/24/20	1,000	980
4.50%, 05/23/21	1,798	1,771
4.50%, 05/29/21	1,051	1,035
4.50%, 06/10/21	115	113
4.50%, 06/12/21	351	345
WaveDivision Holdings LLC Term Loan, 4.00%, 09/23/20	2,561	2,516
Weather Channel Term Loan, 3.50%, 02/11/17	2,884	2,832
Weather Co. Term Loan
7.00%, 12/21/20	2,016	1,972
7.00%, 12/21/20	984	963
Weight Watchers International Inc. Initial Term Loan B-2, 4.00%, 03/30/21	6,917	5,257
WideOpenWest Finance LLC Term Loan B, 4.75%, 05/15/20	5,477	5,453
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 06/30/21	2,978	2,870
Ziggo BV Term Loan B-1
3.25%, 01/15/22	327	317
3.25%, 01/15/22	5,590	5,423
Ziggo BV Term Loan B-2, 3.25%, 01/15/22	3,468	3,364
		490,817
CONSUMER STAPLES - 6.0%
Albertson’s LLC Delayed Draw Term Loan, 4.75%, 04/24/20	3,000	2,983

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Albertson’s LLC Term Loan B-2, 4.75%, 06/03/20	3,304	3,286
Albertsons LLC Term Loan B4, 3.00%, 08/10/21	2,500	2,486
ARAMARK Corp. Extended Term Loan, 3.65%, 07/26/16	123	123
ARAMARK Corp. Term Loan, 3.65%, 07/26/16	72	71
Arysta LifeScience SPC LLC 1st Lien Term Loan, 4.50%, 05/18/21	6,329	6,266
Arysta LifeScience SPC LLC 2nd Lien Term Loan, 8.25%, 11/20/20	500	502
Big Heart Pet Brands Term Loan, 3.50%, 09/23/21	4,722	4,527
BJ’s Wholesale Club Inc. Term Loan B, 4.50%, 11/25/20	7,451	7,329
CTI Foods Holding Co. LLC 1st Lien Term Loan, 4.50%, 06/24/21	2,978	2,959
D.E. Master Blenders Term Loan, 0.00%, 07/02/21 (z)	1,000	976
Del Monte 1st Lien Term Loan
4.25%, 01/26/21	18	17
4.25%, 01/26/21	1,972	1,844
Del Monte 2nd Lien Term Loan, 8.25%, 07/26/21	500	450
Dole Food Co. Inc. New Term Loan B
4.50%, 02/19/20	502	496
4.50%, 02/19/20	207	205
4.50%, 02/20/20	502	496
4.50%, 02/20/20	502	496
4.50%, 02/20/20	502	496
4.50%, 02/21/20	502	496
4.50%, 02/21/20	502	496
4.50%, 03/01/20	502	496
Dunkin Brands Inc. Term Loan B-4
3.25%, 02/07/21	2,872	2,792
3.25%, 02/07/21	5,454	5,302
Hearthside Group Holdings LLC 1st Lien Term Loan, 4.50%, 04/23/21	1,900	1,887
HJ Heinz Co. Term Loan B-2, 3.50%, 03/31/21	11,863	11,702
Hostess Brands Inc. Term Loan
6.75%, 03/18/21	3,211	3,275
6.75%, 03/18/21	280	286
JBS USA LLC Incremental Term Loan, 3.75%, 02/03/22	2,978	2,933
Pinnacle Foods Finance LLC Term Loan G, 3.25%, 04/10/21	1,712	1,675
Pinnacle Foods Finance LLC Term Loan H, 3.25%, 05/03/21	1,985	1,942
Portillo’s Holdings, LLC 1st Lien Term Loan L 375, 4.75%, 08/01/21	3,000	2,955
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.00%, 03/15/20	2,911	2,877
Reynolds Group Holdings Inc.Term Loan
4.00%, 03/11/20	1,789	1,769
4.00%, 03/11/20	3,415	3,375
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/21/21	5,000	4,969
Rite Aid Corp. Term Loan, 3.50%, 02/26/21	1,980	1,941
Sprectrum Brands Inc. Term Loan, 3.50%, 09/23/20	3,901	3,858
Sun Products Corp. Term Loan B, 5.50%, 03/21/21	2,933	2,748
SUPERVALU Inc. New Term Loan, 4.50%, 04/25/20	5,910	5,795
U.S. Foodservice Inc. Term Loan, 4.50%, 05/12/20	6,930	6,889
		106,466
ENERGY - 5.0%
Alpha Natural Resources Inc. Term Loan B, 3.50%, 05/22/21	2,963	2,639
Arch Western Finance LLC Term Loan, 6.25%, 12/31/19	6,949	6,352
Bayonne Energy Center LLC Term Loan B, 4.50%, 07/02/21	700	697
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan, 8.75%, 04/02/21 (f)	2,800	2,758
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.50%, 05/12/21	700	698
Citgo Petroleum Corp. Term Loan B, 4.50%, 07/23/21	970	966
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	7,179	6,874
Emerald Performance Materials, LLC 2nd Lien Term Loan, 7.75%, 07/23/22	900	893
Energy Future Intermediate Holding Company LLC Term Loan, 4.25%, 06/10/16	2,500	2,486
Energy Transfer Equity LP 1st Lien Term Loan, 3.25%, 12/11/20	3,000	2,920
EP Energy LLC Incremental Term Loan, 4.50%, 05/25/20	1,481	1,472
EquiPower Resources Holdings LLC 1st Lien Term Loan, 4.25%, 03/08/20	2,095	2,085
Equipower Resources Term Loan, 4.25%, 12/31/20	2,972	2,958
Fieldwood Energy LLC 1st Lien Term Loan
0.00%, 02/13/20 (z)	—	—
3.88%, 02/14/20	2,062	2,029
3.88%, 02/14/20	103	102
3.88%, 02/14/20	615	605
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 11/06/23	3,100	3,104
Floatel International Ltd. Term Loan, 6.00%, 05/22/20	2,993	2,933
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21	2,300	2,271
Linden Term Loan B, 3.75%, 12/01/20	1,669	1,661
MRC Global Inc. New Term Loan, 5.00%, 12/02/20	2,978	2,973
Ocean Rig UDW Inc. Term Loan, 5.50%, 07/18/21	2,500	2,419
Oxbow Carbon LLC 2nd Lien Term Loan, 8.00%, 01/16/21 (f)	1,000	1,003
Oxbow Carbon LLC Term Loan B, 4.25%, 08/21/20	2,850	2,839
Pacific Drilling SA Term Loan, 4.50%, 01/23/20	3,950	3,813
Peabody Energy Corp. Term Loan, 4.25%, 01/15/22	4,963	4,834
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 07/08/20	4,000	3,625
Samson Investment Co. Term Loan 1, 5.00%, 02/12/20	4,350	4,188
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21	9,853	9,360
Sheridan Production Partners I-A LP Term Loan B-2, 4.25%, 10/16/20	428	421
Sheridan Production Partners I-M LP Term Loan B-2, 4.25%, 10/17/20	262	257
TPF Generation Holdings, LLC Term Loan, 0.00%, 09/26/21 (z)	2,000	1,994
Vantage Delware Holdings LLC Term Loan, 5.75%, 04/25/20	1,975	1,890

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Walter Energy Inc. Term Loan, 7.25%, 10/31/19	479	426
Western Refining Inc. Term Loan B, 4.25%, 11/25/20	2,985	2,970
		89,515
FINANCIALS - 5.9%
AmWINS Group Inc. Term Loan
5.00%, 09/30/20	1,447	1,443
5.00%, 09/30/20	3,085	3,077
Asurion LLC 2nd Lien Term Loan, 8.50%, 02/26/21	2,000	2,018
Asurion LLC Incremental Term Loan, 4.25%, 06/21/21	4,677	4,597
Asurion LLC Term Loan
5.00%, 06/07/20	6,423	6,385
5.00%, 06/14/20	1,000	994
BATS Global Markets Inc. Term Loan B, 5.00%, 01/15/21	488	475
Capital Automotive LP 2nd Lien Term Loan
0.00%, 04/25/20 (z)	250	253
6.00%, 04/22/21	1,000	1,010
Capital Automotive LP Term Loan B, 4.00%, 05/14/20	6,233	6,190
CPA Global Ltd. 1st Lien Term Loan, 4.50%, 11/21/20	1,990	1,985
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21	2,464	2,430
Delos Finance SARL Term Loan, 3.50%, 02/26/21	3,000	2,957
Duff & Phelps Corp. 1st Lien Term Loan, 4.50%, 03/26/21	2,975	2,953
Everest Acquisition LLC Term Loan B-3, 3.50%, 01/15/20	333	327
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/02/21	4,077	4,038
Harbourvest Partners LP Extended Term Loan, 3.25%, 02/04/21	1,328	1,306
HUB International Ltd. Term Loan B, 4.25%, 01/15/22	5,965	5,828
Ipreo Term Loan, 4.25%, 07/11/21	2,000	1,948
LPL Holdings Inc. Incremental Term Loan B, 3.25%, 04/25/20	3,930	3,876
National Financial Partners Corp. Term Loan B, 4.50%, 07/01/20	3,467	3,433
Nuveen Investments Inc. 1st Lien Term Loan B, 4.16%, 05/07/17	8,000	7,976
Nuveen Investments Inc. 2nd Lien Term Loan, 6.50%, 04/15/20	4,500	4,503
Realogy Corp. Extended Term Loan, 4.40%, 10/10/16	34	33
Realogy Corp. Term Loan, 3.75%, 03/17/21	10,024	9,836
RP Crown Parent LLC New Term Loan, 6.00%, 03/08/20	3,719	3,616
SAM Finance Lux S.A.R.L. Term Loan, 4.25%, 12/10/20	2,985	2,968
Sheridan Investment Partners I LLC Term Loan B-2, 4.25%, 10/11/20	3,232	3,176
Sheridan Production Partners II LP Term Loan, 4.25%, 12/16/20	1,671	1,650
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/16/20	232	230
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/16/20	87	86
Stena AB Term Loan
4.00%, 02/24/21	2,488	2,419
4.00%, 02/24/21	2,500	2,431
TCW Group Inc. Term Loan, 3.00%, 02/04/21	1,281	1,250
Toys R Us Property Co. I LLC Term Loan, 6.00%, 09/26/20	1,298	1,246
Vantiv LLC Term Loan B, 3.75%, 06/13/21	500	496
Walter Investment Management Corp. Term Loan, 4.75%, 12/19/20	4,485	4,292
		103,731
HEALTH CARE - 10.4%
Accellent Inc. 1st Lien Term Loan, 4.50%, 02/21/21	3,990	3,913
Akorn Inc. Incremental Term Loan, 4.50%, 04/16/21	2,000	1,986
Akorn Inc. Term Loan B, 4.50%, 11/13/20	4,000	3,971
Alere Inc. Term Loan B, 4.31%, 06/30/17	1,945	1,928
Alliance HealthCare Services Inc. Term Loan, 4.25%, 06/14/20	572	569
Alliance Healthcare Services Inc. Term Loan
4.25%, 06/14/20	143	142
4.25%, 06/15/20	499	496
4.25%, 06/17/20	500	497
4.25%, 06/20/20	429	426
4.25%, 06/20/20	465	462
4.25%, 06/20/20	357	355
Amsurg Corp. Term Loan B, 3.75%, 07/08/21	1,040	1,028
Ardent Medical Services Inc. Term Loan, 6.75%, 12/20/19	2,382	2,384
ATI Holdings Inc. 1st Lien Term Loan
5.00%, 12/20/20	495	496
5.00%, 01/31/21	986	989
Aveta Inc. Term Loan
9.75%, 09/06/19	776	772
9.75%, 09/21/19	564	561
Biomet Inc. Incremental Term Loan
3.65%, 08/01/19	752	746
3.65%, 08/01/19	762	756
3.65%, 08/08/19	13	13
3.73%, 08/08/19	396	393
BPA Laboratories Inc. Term Loan
2.73%, 07/27/19	1,028	923
2.73%, 07/27/19	894	728
Capsugel Holdings US Inc. Incremental Term Loan, 3.50%, 02/01/20	4,692	4,596
CareCore National LLC Term Loan, 5.50%, 02/12/21	2,993	2,970
Catalent Pharma Solutions Inc. Term Loan, 4.50%, 05/08/21	6,000	5,961
Community Health Systems Inc. Term Loan D
4.25%, 01/27/21	4,179	4,164
4.25%, 01/27/21	100	100
Convatec Inc. Dollar Term Loan, 4.00%, 12/22/16	2,728	2,705
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	5,915	5,841
Emdeon Business Services LLC Term Loan
3.75%, 02/28/20	132	130
3.75%, 03/01/20	215	212
3.75%, 03/01/20	1,494	1,476
3.75%, 03/01/20	894	883
3.75%, 03/01/20	4,101	4,052
Emergency Medical Services Corp. Term Loan
4.00%, 12/20/19	2,683	2,654
4.00%, 12/20/19	1,293	1,279
4.00%, 12/21/19	285	282
Envision Acquisition Co. 2nd Lien Term Loan, 9.75%, 09/23/21	276	276
Envision Acquisition Co. Term Loan, 5.75%, 06/10/22	2,974	2,961

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Gentiva Health Services Inc. Term Loan B, 6.50%, 11/04/20	3,483	3,483
Grifols Worldwide Operations USA Inc. Term Loan, 3.16%, 03/05/21	3,990	3,913
HCA Inc. Term Loan B-4, 2.98%, 12/19/19	5,454	5,385
IASIS Healthcare LLC Term Loan B, 4.50%, 02/24/21	3,903	3,887
Ikaria Inc. 1st Lien Term Loan, 5.00%, 02/03/21	1,888	1,882
Ikaria Inc. 2nd Lien Term Loan, 8.75%, 02/03/22	1,000	1,009
IMS Health Inc. New Term Loan B
3.50%, 03/17/21	961	941
3.50%, 03/17/21	3,125	3,059
3.50%, 03/17/21	3,635	3,557
Kindred Healthcare Inc. New Term Loan B, 4.00%, 04/09/21	2,978	2,914
Kinetic Concepts Inc. Term Loan E, 4.00%, 12/20/19	6,690	6,594
Mallinckrodt International Finance S.A. Term Loan B, 3.50%, 03/14/21	2,494	2,453
Millenium Laboratories LLC Term Loan B, 5.25%, 04/17/21	7,000	6,967
Multiplan Inc. Term Loan, 4.00%, 03/21/21	12,581	12,275
NBTY Inc. Term Loan
3.50%, 08/23/19	1,655	1,621
3.50%, 09/05/19	197	193
3.50%, 09/06/19	132	129
One Call Medical Inc. 1st Lien Term Loan, 5.00%, 11/20/20	2,985	2,976
Onex Carestream Finance LP 1st Lien Term Loan, 5.00%, 06/25/20	5,453	5,442
Onex Carestream Finance LP Term Loan, 9.50%, 12/16/20	1,945	1,950
Ortho-Clinical Diagnostics Inc. 1st Lien Term Loan
4.75%, 06/30/21	2,188	2,160
4.75%, 06/30/21	3,298	3,255
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 10/07/20	9,123	8,931
Patheon Inc. Term Loan
0.00%, 01/27/21 (z)	1,000	976
4.25%, 01/27/21	3,000	2,927
Prestige Brands Inc. Incremental Term Loan, 4.50%, 08/14/21	500	499
Quintiles Transnational Corp. Term Loan B-3, 3.75%, 02/03/20	6,180	6,079
Radnet Management Inc. Add-On Term Loan, 4.25%, 02/08/20	3,513	3,485
Select Medical Corp. Term Loan E
3.75%, 01/16/20	936	926
5.00%, 01/19/20	—	—
Surgical Care Affiliates LLC Extended Term Loan, 4.23%, 06/30/16 (f)	957	943
Surgical Care Affiliates LLC Term Loan C, 4.00%, 01/28/20	1,980	1,955
Team Health Inc. Term Loan B, 3.80%, 06/29/18 (f)	1,455	1,440
U.S. Renal Care Inc. Term Loan B-2, 4.25%, 08/15/20	4,206	4,156
United Surgical Partners International Inc. 1st Lien Term Loan, 4.75%, 04/29/20	2,272	2,265
United Surgical Partners International Inc. New Term Loan B, 4.75%, 04/30/20	666	663
Valeant Pharmaceuticals International Inc. Term Loan
3.75%, 04/10/20	4,719	4,662
3.75%, 12/16/20	853	842
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 06/30/21	2,787	2,750
		184,620
INDUSTRIALS - 11.7%
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 11/04/20	5,905	5,739
Affinia Group Inc. Term Loan B-2, 4.75%, 04/02/21	407	405
AlixPartners LLP Term Loan B-2, 4.00%, 07/02/21	3,138	3,086
Allflex Holdings Inc. Term Loan, 4.25%, 06/18/21	2,978	2,945
Alliance Laundry Systems LLC Term Loan B, 4.25%, 03/05/20	1,000	988
Alliance Laundry Systems Term Loan B
4.25%, 03/05/20	806	796
4.25%, 04/09/20	2,410	2,381
American Airlines Inc. Term Loan B, 3.75%, 10/07/20	4,938	4,846
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 04/09/21	2,970	2,910
Ameriforge Group Inc. 1st Lien Term Loan, 5.00%, 01/31/21	2,466	2,457
Ameriforge Group Inc. 2nd Lien Term Loan, 8.75%, 12/19/20	500	505
BakerCorp Replacement Term Loan, 4.25%, 02/24/21	2,955	2,870
Brand Energy & Infrastructure Services Inc. Term, 4.75%, 11/21/20	1,990	1,981
Brickman Group Holdings Inc. Term Loan, 4.00%, 12/15/20	8,472	8,278
CAMP Systems International Inc. 1st Lien Term Loan, 4.75%, 06/14/20	1,489	1,485
Capital Safety Group Term Loan, 3.75%, 03/26/21	4,900	4,764
Capsugel Holdings US Inc. Term Loan, 3.50%, 02/01/20	1,128	1,105
Custom Sensors & Technologies 1st Lien Term Loan, 0.00%, 06/18/21 (z)	500	494
Delta Airlines Inc. Term Loan B-1, 3.25%, 02/19/20	4,470	4,357
Dematic SA Term Loan
0.00%, 12/28/19 (z)	1,700	1,673
4.25%, 12/31/20	2,197	2,163
Ducommun Inc. Term Loan B, 4.75%, 06/24/17 (f)	869	865
DuPont Performance Coatings Inc. Term Loan, 4.00%, 02/03/21	9,910	9,701
Emerald Expositions Holdings Inc. Term Loan, 5.50%, 06/19/21	2,856	2,831
Ennis-Flint Term Loan, 4.25%, 03/31/21	2,993	2,903
Evertec Group LLC Term Loan B, 3.50%, 04/30/21	2,970	2,916
Filtration Group Corp. 1st Lien Term Loan, 4.50%, 11/14/20	2,985	2,968
Filtration Group Corp. 2nd Lien Term Loan, 8.25%, 11/14/21	1,000	999
FleetPride Inc. 1st Lien Term Loan, 5.25%, 12/15/20	1,921	1,899
Gardner Denver Inc. Dollar Term Loan, 4.25%, 11/14/21	8,942	8,757
Gates Global LLC US Term Loan, 4.25%, 06/12/21	8,500	8,339
Generac Power Systems Inc. New Term Loan, 3.25%, 05/08/21	8,018	7,863
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/19/20	9,660	9,481

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Harbor Freight Tools USA Inc. New Term Loan, 4.75%, 08/23/20	983	980
Hertz Corp. New Term Loan, 3.00%, 11/05/19	2,328	2,255
Husky Injection Molding Systems Ltd. 1st Lien Term Loan, 4.25%, 06/25/21	3,500	3,442
Husky Injection Molding Systems Ltd. Term Loan, 4.25%, 06/25/21	2,000	1,967
Interactive Data Corp. Term Loan, 4.75%, 04/30/21	5,700	5,666
International Lease Finance Co. New Term Loan, 3.50%, 06/30/17	1,667	1,649
Landmark Aviation 1st Lien Term Loan, 4.75%, 11/15/20	1,859	1,845
Landmark Aviation Term Loan
4.75%, 10/25/19	700	695
4.75%, 11/20/20	125	124
Lineage Logistics Holdings LLC 1st Lien Term Loan, 4.50%, 04/14/21	3,990	3,940
OSG Bulk Ships Inc. Term Loan, 5.25%, 07/22/19	600	596
Otter Products LLC Term Loan, 5.75%, 05/22/21	3,000	2,970
Paragon Offshore Finance Co. Term Loan, 3.75%, 07/18/21	1,200	1,122
Ply Gem Industries Inc. Term Loan, 4.00%, 01/30/21	998	977
Protection One Inc. Replacement Term Loan, 4.25%, 04/24/20	481	478
Protection One Inc. Term Loan, 4.25%, 04/23/20	3,198	3,175
RBS Global Inc. and Rexnord Corp. Term Loan B
4.00%, 08/23/20	722	709
4.00%, 01/15/22	12,728	12,507
Sedgwick CMS Holdings Inc. 1st Lien Term Loan, 3.75%, 02/11/21	5,985	5,793
Sensus Metering Systems Inc. 1st Lien Term Loan
4.50%, 05/09/17	1,706	1,665
4.75%, 05/09/17	—	—
Sequa Corp. Term Loan, 5.25%, 06/19/17	4,250	4,041
Southwire LLC Term Loan, 3.25%, 02/11/21	2,953	2,908
TNT Crane & Rigging, Inc. 1st Lien Term Loan, 5.50%, 11/27/20	2,985	2,974
TransDigm Inc. Term Loan C, 3.75%, 03/05/21	9,064	8,901
U.S. Airways Inc. Term Loan B-1, 3.50%, 06/07/20	4,950	4,820
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,930	1,928
Unifrax I LLC New Term Loan, 4.25%, 03/01/20	1,682	1,662
United Air Lines Inc. Term Loan, 3.50%, 05/12/20	3,950	3,875
Utex Industries Inc. 1st Lien Term Loan, 5.00%, 05/22/21	2,000	1,990
Wencor Group Term Loan
4.50%, 06/19/21	1,750	1,732
7.75%, 06/24/22	950	943
WireCo WorldGroup Inc. Term Loan, 6.00%, 02/15/17	1,071	1,075
WTG Holdings III Corp. 1st Lien Term Loan, 4.75%, 01/10/21	995	983
WTG Holdings III Corp. 2nd Lien Term Loan, 8.50%, 01/10/22	500	495
		206,632
INFORMATION TECHNOLOGY - 9.8%
Ancestry.com Inc. Term Loan B, 4.50%, 11/14/19	4,108	4,068
Applied Systems Inc. 1st Lien Term Loan, 4.25%, 01/15/21	993	980
Applied Systems Inc. 2nd Lien Term Loan, 7.50%, 01/15/22	1,000	996
Arris Group Inc. Term Loan, 3.25%, 02/11/21	3,296	3,245
Attachmate Corp. 1st Lien Term Loan, 7.25%, 09/28/19	3,622	3,623
Avago Technologies Term Loan, 3.75%, 04/16/21	1,493	1,478
Avast Software Term Loan, 5.00%, 03/19/21 (f)	1,975	1,970
Avaya Inc. Term Loan B-6, 6.50%, 11/15/19	4,945	4,899
BMC Software Finance Inc. Term Loan, 5.00%, 01/10/22	10,851	10,661
CCC Information Services Inc. New Term Loan, 4.00%, 12/21/20	993	979
CCC Information Services Inc. Term Loan
4.00%, 12/21/20	921	908
4.00%, 12/23/20	29	29
CDW LLC Incremental Term Loan, 3.25%, 04/16/21	1,000	975
CDW LLC Term Loan, 3.25%, 04/15/21	10,880	10,605
Ceridian Corp. Term Loan
4.50%, 05/08/17	1,978	1,953
4.16%, 05/09/17	4,596	4,576
CommScope Inc. Term Loan, 3.25%, 10/18/19	1,305	1,293
Compucom Systems Inc. Term Loan B, 4.25%, 05/07/21	2,867	2,745
Dell Inc. Term Loan B, 4.50%, 01/29/24	10,915	10,831
Electronic Funds Source LLC Term Loan, 5.50%, 05/29/21	75	75
Electronic Funds Source Term Loan, 5.50%, 05/29/21	1,425	1,418
Epicor Software Corp. Term Loan, 4.00%, 12/31/19	3,798	3,749
First Data Corp. Extended Term Loan, 4.15%, 03/24/21	4,129	4,067
First Data Corp. Replacement Term Loan, 3.65%, 03/24/18	12,697	12,439
First Data Corp. Term Loan B, 3.65%, 09/24/18	1,000	978
Freescale Semiconductor Inc. Extended Term Loan B, 4.25%, 02/11/21	6,925	6,814
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	2,978	2,964
Go Daddy Operating Co. LLC Term Loan, 4.75%, 05/05/21	5,000	4,922
Infor Inc. Term Loan, 3.75%, 05/22/21	484	472
IPC Information Systems Term Loan, 6.00%, 11/05/20	2,000	1,997
Kronos Inc. 1st Lien Term Loan, 4.50%, 11/14/20	2,580	2,560
Kronos Inc. Extended Term Loan, 4.50%, 11/20/20	1,645	1,632
Kronos Worldwide Inc. Term Loan B, 4.75%, 02/11/21	998	992
Lightower Fiber Networks 1st Lien Term Loan B, 4.00%, 03/27/21	1,895	1,860
Microsemi Corp. Incremental Term Loan
3.50%, 02/21/21	342	338
5.00%, 02/21/21	3	3
Microsemi Corp. Term Loan, 3.25%, 02/21/21	2,969	2,933
Misys Plc Term Loan, 5.00%, 03/01/20	2,602	2,595
MoneyGram International Inc. Term Loan, 4.25%, 03/24/21	4,449	4,363
NXP Funding LLC Term Loan D, 3.25%, 01/15/21	3,970	3,899
Presidio Inc. Term Loan, 5.00%, 03/17/17	1,575	1,572
Rovi Corp. Term Loan, 3.75%, 07/02/21	2,500	2,428

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Skillsoft Corp. 1st Lien Term Loan, 4.50%, 04/22/21	4,000	3,922
Skillsoft Corp. 2nd Lien Term Loan, 7.75%, 04/22/22	1,000	960
Sungard Availability Services Term Loan B, 6.00%, 04/25/20	3,990	3,683
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/17/21	3,459	3,417
SurveyMonkey.com LLC Term Loan, 5.50%, 04/15/20 (f)	2,906	2,898
Syniverse Holdings Inc. Term Loan B, 4.00%, 05/23/20	1,939	1,900
Transaction Network Services Inc. Initial Term Loan
5.00%, 02/12/21	8	8
5.00%, 02/12/21	4,727	4,697
Transfirst Holdings Inc. 1st Lien Term Loan B, 4.00%, 10/15/19	626	620
TransUnion LLC Term Loan, 4.00%, 03/19/21	4,988	4,903
Verint Systems Inc. New Term Loan, 3.50%, 09/30/20	1,343	1,334
Wall Street Systems Inc. 1st Lien Term Loan, 4.50%, 04/10/21	2,870	2,841
Websense Inc. 1st Lien Term Loan, 4.50%, 06/25/21	1,486	1,473
Websense Inc. 2nd Lien Term Loan, 8.25%, 12/25/20	1,500	1,492
West Corp. Term Loan B-10, 3.25%, 01/29/20	5,420	5,297
WorldPay Ltd. Term Loan
4.75%, 05/30/20	2,000	1,999
4.50%, 12/11/20	496	494
		173,822
MATERIALS - 9.3%
AI Chem & Cy US AcquisCo Inc. 1st Lien Term Loan
4.50%, 07/29/20	2,530	2,512
4.50%, 07/30/20	286	285
Ardagh Packaging Group Ltd. Term Loan, 4.00%, 10/05/19	3,698	3,642
Ascend Performance Materials LLC Term Loan B, 6.75%, 12/11/19	1,466	1,430
AZ Chem US Inc. 1st Lien Term Loan, 4.50%, 06/10/21	1,477	1,474
AZ Chem US Inc. 2nd Lien Term Loan, 7.50%, 06/10/22	1,000	1,003
Berlin Packaging LLC 1st Lien Term Loan, 0.00%, 09/24/21 (z)	1,700	1,696
Berry Plastics Corp. Term Loan D
3.50%, 02/07/21	5	5
3.50%, 02/12/21	13,862	13,489
BWAY Holding Co. Term Loan B
5.50%, 08/07/20	4,489	4,480
5.50%, 08/07/20	11	11
Chemtura Corp. Term Loan B, 3.50%, 08/29/16	124	123
Consolidated Container Co. LLC Term Loan B
5.00%, 07/03/19	592	581
5.00%, 08/14/20	1,373	1,347
CPG International Inc. Term Loan, 4.75%, 09/30/20	2,978	2,960
Emerald Performance Materials LLC 1st Lien Term Loan, 4.50%, 07/23/21	1,700	1,683
Exopack Holdings SA Term Loan, 5.25%, 05/30/20	766	768
Fairmount Minerals Ltd. Term Loan B-2, 4.50%, 09/26/20	4,963	4,945
Flint Group Holdings Term Loan
0.00%, 05/03/21 (z)	3,003	2,966
0.00%, 05/03/21 (z)	497	490
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 08/04/20	14,840	14,513
Gemini HDPE LLC Term Loan, 4.75%, 08/04/21	3,700	3,668
Goodpack Ltd., 0.00%, 08/04/21 (z)	1,000	995
Goodpack Ltd. Term Loan, 4.75%, 08/04/21	1,700	1,691
Hilex Poly Co. LLC Term Loan B, 5.00%, 07/11/21	4,500	4,472
Houghton International Inc. 1st Lien Term Loan, 4.00%, 12/19/20	2,266	2,237
Houghton International Inc. 2nd Lien Term Loan, 9.50%, 12/20/20	1,000	1,007
Huntsman International Additional Term Loan
3.75%, 01/31/21	6,708	6,633
3.75%, 01/31/21	292	288
INEOS US Finance LLC New Term Loan, 3.75%, 12/28/19	11,341	11,097
Infor Inc. Term Loan, 3.75%, 06/09/21	6,040	5,898
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	1,597	1,587
Kranson Industries Inc. Term Loan, 4.00%, 12/13/19	1,902	1,883
Nexeo Solutions LLC Term Loan B-3
5.00%, 08/17/19	961	950
5.00%, 08/19/19	612	605
5.00%, 08/21/19	2,407	2,380
Novelis Inc. Extended Term Loan, 3.75%, 03/10/17	2,254	2,225
Omnova Solutions Inc. Extended Term Loan, 4.25%, 12/20/19 (f)	1,925	1,915
Oxea Finance & Cy SCA Term Loan B, 4.25%, 01/31/21	2,978	2,911
PQ Corp. 1st Lien Term Loan
4.00%, 08/08/19	160	158
4.00%, 08/13/19	5,091	5,027
Quikrete Holdings Inc. 1st Lien Term Loan, 4.00%, 09/30/20	5,955	5,881
Quikrete Holdings Inc. 2nd Lien Term Loan, 7.00%, 03/30/21	500	502
Royal Adhesives & Sealants LLC 1st Lien Term Loan, 5.50%, 02/01/20	1,945	1,953
Signode US Term Loan B
4.00%, 05/08/21	3,985	3,908
4.00%, 05/08/21	2,444	2,397
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	3,350	3,282
Solenis International LP 2nd Lien Term Loan
7.75%, 07/02/22	448	435
7.75%, 07/02/22	902	875
Taminco Global Chemical Corp. Term Loan
3.25%, 04/10/20	356	353
3.25%, 04/12/20	44	44
Taminco Global Chemical Corp. Term Loan B-3, 3.25%, 04/13/20	1,562	1,551
Tank Holdings Corp. Term Loan, 4.25%, 08/15/20	1,327	1,316
TMS International Corp. Term Loan B, 4.50%, 10/17/20	1,990	1,984
Tronox Inc. Term Loan, 4.00%, 03/19/21	4,005	3,971
Univar Inc. Term Loan B
0.00%, 06/30/17 (z)	—	—
5.00%, 06/30/17	9,809	9,695
5.00%, 07/27/19	538	532
5.00%, 07/27/19	1,988	1,964
5.00%, 07/27/19	306	302
Walter Energy Inc. Term Loan B
7.25%, 10/31/19	686	609

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
7.25%, 10/31/19	409	363
7.25%, 11/01/19	815	724
7.25%, 12/05/19	242	215
Wilsonart LLC Incremental Term Loan, 4.00%, 11/21/20	995	974
Wilsonart LLC Term Loan
4.00%, 11/21/20	1,955	1,915
4.00%, 11/24/20	1,990	1,949
		165,724
TELECOMMUNICATION SERVICES - 4.8%
Avaya Inc. Term Loan B-3, 4.66%, 09/28/19	2,477	2,358
Consolidated Communications Inc. Term Loan B, 4.25%, 12/20/20	3,483	3,469
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21	536	529
Genesys Telecom Holdings US Inc. Delayed Draw Term Loan B
4.50%, 11/04/20	553	549
4.50%, 11/04/20	442	439
Genesys Telecom Holdings US Term Loan, 4.00%, 03/26/20	790	773
Global Tel*Link Corp. 1st Lien Term Loan, 5.00%, 05/12/21	2,507	2,482
Global Tel*Link Corp. 2nd Lien Term Loan, 9.00%, 11/20/20	1,000	990
Hargray Communications Group Inc. 1st Lien Term Loan B, 4.75%, 07/10/20	2,970	2,968
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 08/05/20	9,628	9,459
Level 3 Communications Inc. Term Loan, 4.00%, 01/15/21	13,000	12,756
Level 3 Communications Inc. Term Loan B-3, 4.00%, 09/23/20	500	491
LTS Buyer LLC 1st Lien Term Loan, 4.00%, 04/02/21	1,273	1,250
Mediacom Broadband LLC Term Loan G, 4.00%, 01/16/21	2,948	2,866
NTELOS Inc. Extended Term Loan B, 5.75%, 12/01/20	1,683	1,676
SBA Communications Inc. Term Loan, 3.25%, 03/24/21	7,000	6,843
Securus Investment Holdings LLC Term Loan, 4.75%, 04/30/21	2,978	2,940
Syniverse Holdings Inc. Term Loan, 4.00%, 05/22/20	3,400	3,329
Telesat Canada US Term Loan B, 3.50%, 04/25/20	7,879	7,735
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 03/12/21	6,000	5,836
Windstream Corp. Term Loan B-4, 3.50%, 01/22/21	2,366	2,336
Windstream Corp. Term Loan B-5, 3.50%, 09/23/20	4,670	4,655
XO Communications 1st Lien Term Loan, 4.25%, 03/17/21	1,995	1,972
Zayo Group LLC Term Loan B, 4.00%, 08/19/20	5,954	5,861
		84,562
UTILITIES - 0.7%
Calpine Corp. Term Loan, 4.00%, 11/05/19	5,906	5,852
Calpine Corp. Term Loan B-1, 3.00%, 05/05/21	990	955
Calpine Corp. Term Loan B-2
4.00%, 12/04/19	1,462	1,449
3.25%, 01/03/22	990	961
Calpine Corp. Term Loan B-3, 4.00%, 10/09/20	491	486
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 01/31/20	2,411	2,362
		12,065
Total Variable Rate Senior Loan Interests (cost $1,644,041)		1,617,954

SHORT TERM INVESTMENTS - 3.0%
Investment Company - 3.0%
State Street Institutional Liquid Reserves Fund, 0.08% (h)	52,892	52,892
Total Short Term Investments (cost $52,892)		52,892
Total Investments - 98.8% (cost $1,776,855)		1,751,361
Other Assets and Liabilities, Net - 1.2%		21,224
Total Net Assets - 100.0%		$1,772,585

JNL/PPM America High Yield Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.2%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (p) (q)	$13,410	$13,812
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.93%, 09/11/38 (i)	1,000	1,037
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	1,906	2,056
5.50%, 10/29/20	2,075	2,187
Delta Air Lines Inc. Pass-Through Trust
6.38%, 01/02/16 (p) (q)	1,000	1,049
7.75%, 12/17/19	1,015	1,180
Hawaiian Airlines Pass-Through Certificates, 4.95%, 01/15/22	8,276	8,152
United Air Lines Inc. Pass-Through Trust, 4.75%, 04/11/22	6,938	6,921
Total Non-U.S. Government Agency Asset-Backed Securities (cost $35,559)		36,394

CORPORATE BONDS AND NOTES - 84.5%
CONSUMER DISCRETIONARY - 24.6%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	7,389	6,835
Altice SA, 7.75%, 05/15/22 (r)	12,204	12,601
AMAYA Holdings BV Term Loan
5.00%, 07/29/21 (i)	6,910	6,812
8.00%, 07/28/22 (i)	3,640	3,689
AMC Networks Inc., 4.75%, 12/15/22	6,000	5,925
American Axle & Manufacturing Inc., 5.13%, 02/15/19	1,913	1,903
American Greetings Corp., 7.38%, 12/01/21	3,934	4,101
Ascent Capital Group Inc., 4.00%, 07/15/20 (v)	2,000	1,802
Aviation Capital Group Corp., 6.75%, 04/06/21 (e) (r)	6,462	7,351
BC Mountain LLC, 7.00%, 02/01/21 (e) (r)	8,779	8,077
Beazer Homes USA Inc.
5.75%, 06/15/19 (e)	6,977	6,611
7.50%, 09/15/21	14,382	14,634
Borgata Term Loan B, 6.75%, 02/06/20 (i)	7,346	7,332
Boyd Gaming Corp., 9.00%, 07/01/20 (e)	5,273	5,537
Burger King NewCo Term Loan B, 0.00%, 09/23/21 (z)	7,500	7,442
Caesars Entertainment Corp. Term Loan, 9.75%, 10/25/19 (i)	2,250	2,129
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20 (e)	10,000	7,725

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21 (e) (r)	3,000	2,812
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21 (i)	4,760	4,618
CCO Holdings LLC
5.13%, 02/15/23 (e)	6,000	5,760
5.75%, 09/01/23	2,445	2,433
Charter Communications Term Loan, 4.25%, 08/12/21 (i)	1,570	1,564
Chassix Inc., 9.25%, 08/01/18 (r)	5,000	4,937
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (e) (r) (y)	4,747	4,498
Churchill Downs Inc., 5.38%, 12/15/21 (r)	5,730	5,744
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22	2,966	2,914
Citycenter Holdings LLC Term Loan B, 5.00%, 10/09/20 (i)	6,199	6,130
Clear Channel Communications Inc., 12.00%, 02/01/21 (e) (y)	8,585	7,855
D.R. Horton Inc., 3.75%, 03/01/19	13,367	13,066
Delphi Corp.
6.13%, 05/15/21 (e)	9,098	9,985
5.00%, 02/15/23	3,756	4,019
DISH DBS Corp.
5.13%, 05/01/20	4,497	4,508
5.00%, 03/15/23	6,575	6,308
Dollar General Corp., 3.25%, 04/15/23 (e)	10,000	8,935
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	5,275
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	8,036	8,379
Four Seasons Hotels Ltd. 2nd Lien Term Loan, 6.25%, 12/27/20 (f) (i)	1,935	1,935
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/21 (i)	921	903
GameStop Corp., 5.50%, 10/01/19 (e) (r)	4,475	4,419
Gannett Co. Inc.
4.88%, 09/15/21 (e) (r)	990	958
5.50%, 09/15/24 (e) (r)	2,182	2,149
General Motors Co.
4.88%, 10/02/23 (e)	5,000	5,287
6.25%, 10/02/43	4,427	5,180
Gibson Brands Inc., 8.88%, 08/01/18 (r)	5,418	5,296
GLP Capital LP
4.38%, 11/01/18 (e)	2,765	2,806
4.88%, 11/01/20	8,108	8,268
5.38%, 11/01/23	2,424	2,472
Graton Economic Development Authority, 9.63%, 09/01/19 (r)	5,306	6,062
Greektown Holdings LLC, 8.88%, 03/15/19 (e) (r)	2,000	1,990
Griffey Intermediate Inc., 7.00%, 10/15/20 (e) (r)	4,000	2,950
Grupo Televisa SAB, 5.00%, 05/13/45	6,996	6,911
Hanesbrands Inc., 6.38%, 12/15/20	1,100	1,161
Hillman Group Inc., 6.38%, 07/15/22 (r)	3,221	3,116
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (r)	7,000	7,210
Jaguar Land Rover Automotive Plc, 4.13%, 12/15/18 (r)	4,500	4,503
Jarden Corp., 6.13%, 11/15/22	857	889
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (r) (y)	6,316	5,874
KB Home
4.75%, 05/15/19	4,000	3,890
7.00%, 12/15/21 (e)	10,943	11,408
7.50%, 09/15/22 (e)	4,421	4,730
L Brands Inc., 5.63%, 10/15/23 (e)	7,000	7,297
Landry’s Holdings II Inc., 10.25%, 01/01/18 (r)	4,465	4,599
Landry’s Inc., 9.38%, 05/01/20 (r)	2,726	2,883
Levi Strauss & Co.
7.63%, 05/15/20	1,812	1,912
6.88%, 05/01/22	1,053	1,100
Liberty Global Term Loan
4.50%, 12/24/21 (i)	2,700	2,678
7.75%, 06/23/23 (i)	1,300	1,289
Limited Brands Inc., 6.63%, 04/01/21	5,000	5,512
LIN Television Corp., 6.38%, 01/15/21	6,316	6,363
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	2,425	2,413
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e)	6,000	6,285
Men’s Wearhouse Inc., 7.00%, 07/01/22 (e) (r)	4,435	4,479
MGM Resorts International
11.38%, 03/01/18	2,000	2,395
8.63%, 02/01/19	5,000	5,638
6.75%, 10/01/20	4,821	5,134
6.63%, 12/15/21 (e)	1,342	1,416
Michaels FinCo Holdings LLC, 7.50%, 08/01/18 (e) (r) (y)	2,002	2,037
Michaels Stores Inc., 5.88%, 12/15/20 (r)	4,587	4,564
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/26/20 (i)	7,593	7,450
MTR Gaming Group Inc., 11.50%, 08/01/19 (y)	6,060	6,613
NAI Entertainment Holdings, 5.00%, 08/01/18 (r)	1,138	1,149
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	7,626	7,931
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (e) (r) (y)	15,544	16,360
Netflix Inc., 5.75%, 03/01/24 (r)	7,636	7,865
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	9,540	10,923
Nielsen Finance LLC, 5.00%, 04/15/22 (e) (r)	2,418	2,382
Numericable Group SA, 6.25%, 05/15/24 (r)	6,423	6,407
Ono Finance II Plc, 10.88%, 07/15/19 (r)	5,172	5,560
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,830
Party City Holdings Inc. Term Loan, 4.00%, 08/23/20 (i)	1,916	1,881
PC Nextco Holdings LLC, 8.75%, 08/15/19 (y)	7,438	7,475
Petco Holdings Inc., 8.50%, 10/15/17 (r) (y)	9,000	9,135
Pinnacle Entertainment Inc., 6.38%, 08/01/21	5,019	5,245
PVH Corp., 4.50%, 12/15/22 (e)	10,508	10,272
Radio Systems Corp., 8.38%, 11/01/19 (r)	900	963
RCN Telecom Services LLC, 8.50%, 08/15/20 (r)	2,500	2,550
Regal Entertainment Group, 5.75%, 03/15/22	4,800	4,812
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,438	1,452
RSI Home Products Inc., 6.88%, 03/01/18 (r)	8,194	8,542
Sally Holdings LLC, 5.50%, 11/01/23 (e)	6,085	6,131
Schaeffler Finance BV, 4.25%, 05/15/21 (r)	8,077	7,774
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r) (y)	4,865	5,060
Scientific Games International Inc., 6.63%, 05/15/21 (r)	15,000	12,525
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	2,135	2,060
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (r)	2,000	2,150
ServiceMaster Co., 8.00%, 02/15/20	2,678	2,832
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (r)	12,000	12,915
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 09/24/20 (f) (i)	3,128	3,191

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sirius XM Radio Inc.
4.63%, 05/15/23 (e) (r)	1,631	1,517
6.00%, 07/15/24 (r)	12,753	12,944
Springs Industries Inc., 6.25%, 06/01/21	2,353	2,306
Starz LLC, 5.00%, 09/15/19	5,000	5,050
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	10,000	10,625
Taylor Morrison Communities Inc., 5.63%, 03/01/24 (r)	5,783	5,566
Tempur Sealy International Inc., 6.88%, 12/15/20	948	1,010
Tenneco Inc.
7.75%, 08/15/18 (e)	508	530
6.88%, 12/15/20	8,065	8,509
Toll Brothers Finance Corp., 4.00%, 12/31/18	3,332	3,328
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	6,774
TRW Automotive Inc.
4.50%, 03/01/21 (r)	3,989	4,039
4.45%, 12/01/23 (r)	3,576	3,612
Unitymedia Hessen GmbH & Co. KG
7.50%, 03/15/19 (r)	1,875	1,983
5.50%, 01/15/23 (e) (r)	4,000	4,040
Univision Communications Inc., 5.13%, 05/15/23 (r)	8,930	9,042
Visant Corp., 10.00%, 10/01/17 (e)	5,500	4,909
Visant Holding Corp. Term Loan, 7.00%, 08/15/21 (i)	7,860	7,757
Wave Holdco LLC, 8.25%, 07/15/19 (r) (y)	5,926	6,074
WideOpenWest Finance LLC
10.25%, 07/15/19	14,175	15,309
13.38%, 10/15/19	9,475	10,707
William Lyon Homes Inc., 5.75%, 04/15/19	2,069	2,033
WMG Holdings Corp., 13.75%, 10/01/19	3,000	3,480
Wolverine World Wide Inc., 6.13%, 10/15/20	6,649	6,948
Wynn Las Vegas LLC, 5.38%, 03/15/22 (e)	6,000	6,105
Yonkers Racing Corp. Term Loan
4.25%, 09/25/20 (i)	1,504	1,323
8.75%, 01/15/22 (i)	500	420
		718,982
CONSUMER STAPLES - 3.4%
Albertson’s LLC Term Loan B3, 4.00%, 08/11/19 (i)	7,000	6,945
Altria Group Inc., 10.20%, 02/06/39 (l)	322	543
B&G Foods Inc., 4.63%, 06/01/21	2,748	2,617
BI-LO LLC, 8.63%, 09/15/18 (r) (y)	3,333	3,041
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (r) (y)	6,851	7,211
Diamond Foods Inc., 7.00%, 03/15/19 (r)	5,000	5,000
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	6,971	6,779
Hearthside Group Holdings LLC 1st Lien Term Loan, 4.50%, 04/23/21 (i)	4,090	4,062
HJ Heinz Co., 4.25%, 10/15/20 (e)	12,036	11,961
JBS Investments GmbH, 7.25%, 04/03/24 (r)	9,337	9,524
Post Holdings Inc., 6.00%, 12/15/22 (e) (r)	3,564	3,270
Prestige Brands Inc., 5.38%, 12/15/21 (e) (r)	3,878	3,645
Reynolds Group Issuer Inc., 9.88%, 08/15/19	8,130	8,750
Rite Aid Corp.
10.25%, 10/15/19	1,000	1,052
9.25%, 03/15/20 (e)	3,154	3,446
Spectrum Brands Inc, 6.75%, 03/15/20	2,239	2,334
Sun Merger Sub Inc.
5.25%, 08/01/18 (r)	611	613
5.88%, 08/01/21 (e) (r)	963	975
TreeHouse Foods Inc., 4.88%, 03/15/22 (e)	1,416	1,395
Tyson Foods Inc.
3.95%, 08/15/24	3,098	3,104
4.88%, 08/15/34	2,533	2,607
5.15%, 08/15/44	1,830	1,894
U.S. Foods Inc., 8.50%, 06/30/19	5,968	6,328
WhiteWave Foods Co., 5.38%, 10/01/22	1,838	1,856
		98,952
ENERGY - 16.9%
Access Midstream Partners LP, 4.88%, 05/15/23	4,403	4,519
Alpha Natural Resources Inc.
9.75%, 04/15/18 (e)	10,000	7,300
6.25%, 06/01/21 (e)	10,922	6,348
Alta Mesa Holdings LP, 9.63%, 10/15/18	2,632	2,724
American Energy - Woodford LLC, 9.00%, 09/15/22 (e) (r)	7,500	6,956
American Energy-Permian Basin LLC
7.13%, 11/01/20 (r)	3,500	3,202
7.38%, 11/01/21 (e) (r)	3,500	3,202
Antero Resources Finance Corp., 5.13%, 12/01/22 (r)	6,250	6,078
Arch Coal Inc.
8.00%, 01/15/19 (e) (r)	3,845	3,297
9.88%, 06/15/19	6,857	3,977
7.25%, 06/15/21 (e)	9,090	4,386
Atlas Energy Holdings Operating Co. LLC, 9.25%, 08/15/21	8,161	8,324
Baytex Energy Corp., 5.13%, 06/01/21 (r)	2,947	2,873
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan, 8.75%, 04/02/21 (f) (i)	14,200	13,987
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f) (q)	13,253	14,091
California Resources Corp.
5.50%, 09/15/21 (r)	11,599	11,773
6.00%, 11/15/24 (r)	3,896	4,003
Calumet Specialty Products Partners LP
9.63%, 08/01/20	1,538	1,692
6.50%, 04/15/21 (r)	14,624	13,893
7.63%, 01/15/22	13,016	13,211
Chaparral Energy Inc.
9.88%, 10/01/20 (e)	3,636	3,890
8.25%, 09/01/21 (e)	3,000	3,210
7.63%, 11/15/22	4,050	4,151
Chesapeake Energy Corp.
4.88%, 04/15/22	18,000	18,090
5.75%, 03/15/23 (e)	3,000	3,196
Chesapeake Midstream Partners LP
5.88%, 04/15/21	2,177	2,297
6.13%, 07/15/22	2,780	2,975
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.50%, 05/12/21 (i)	3,300	3,292
Concho Resources Inc., 5.50%, 04/01/23	3,000	3,120
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	8,401	8,296
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	8,013
Energy Future Intermediate Holding Company LLC Term Loan, 3.25%, 04/28/16 (i)	11,056	10,993
Energy Transfer Equity LP, 5.88%, 01/15/24	4,650	4,755
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (e)	6,087	5,965
6.88%, 03/15/24 (e) (r)	6,494	6,104
EnQuest Plc, 7.00%, 04/15/22 (e) (r)	15,010	14,156
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	860	946
7.03%, 01/15/68 (i)	3,700	4,181
EP Energy LLC, 9.38%, 05/01/20	10,967	11,954
Exterran Partners LP
6.00%, 04/01/21	2,927	2,846
6.00%, 10/01/22 (r)	3,500	3,404

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/10/23 (i)	246	247
Gulfmark Offshore Inc., 6.38%, 03/15/22	8,435	8,140
Halcon Resources Corp., 9.75%, 07/15/20	8,017	8,157
Hercules Offshore Inc.
8.75%, 07/15/21 (e) (r)	6,800	5,916
7.50%, 10/01/21 (e) (r)	8,076	6,501
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	6,000	5,700
Ithaca Energy Inc., 8.13%, 07/01/19 (r)	7,417	7,287
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21 (i)	6,800	6,715
Jupiter Resources Inc., 8.50%, 10/01/22 (e) (r)	15,000	13,312
Kinder Morgan Inc., 5.63%, 11/15/23 (e) (r)	4,272	4,539
Legacy Reserves LP, 8.00%, 12/01/20	6,167	6,414
Linn Energy LLC, 6.50%, 09/15/21 (e)	6,000	5,850
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17 (c) (d) (q)	3,244	519
Magnum Hunter Resources Corp., 9.75%, 05/15/20	4,760	5,034
MarkWest Energy Partners LP, 6.25%, 06/15/22	1,541	1,622
Memorial Production Partners LP
7.63%, 05/01/21	6,000	5,970
6.88%, 08/01/22 (r)	7,724	7,376
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (e)	6,723	6,673
Offshore Group Investment Ltd., 7.13%, 04/01/23 (e)	6,452	5,686
Pacific Drilling SA, 5.38%, 06/01/20 (r)	4,014	3,673
Parker Drilling Co.
7.50%, 08/01/20	3,419	3,573
6.75%, 07/15/22 (r)	2,351	2,363
Penn Virginia Corp., 8.50%, 05/01/20 (e)	9,254	9,717
Penn Virginia Resource Partners LP, 8.38%, 06/01/20	2,428	2,647
Petrobras Global Finance BV, 3.00%, 01/15/19 (e)	4,286	4,175
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (e) (r)	6,397	6,397
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	795
PetroQuest Energy Inc., 10.00%, 09/01/17	5,000	5,219
PVR Partners LP, 6.50%, 05/15/21	7,022	7,356
Quicksilver Resources Inc., 11.00%, 07/01/21 (e)	14,000	9,240
Regency Energy Partners LP
5.88%, 03/01/22	8,286	8,638
5.00%, 10/01/22	765	755
Rosetta Resources Inc., 5.88%, 06/01/22	12,341	12,295
RSP Permian Inc., 6.63%, 10/01/22 (e) (r)	2,500	2,516
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (e) (r)	2,730	2,778
Sanchez Energy Corp., 6.13%, 01/15/23 (r)	3,000	2,974
SandRidge Energy Inc.
8.75%, 01/15/20 (e)	1,275	1,307
8.13%, 10/15/22 (e)	5,000	4,994
7.50%, 02/15/23	3,000	2,914
Seadrill Ltd., 6.13%, 09/15/17 (r)	11,257	11,215
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21 (i)	1,200	1,187
Stone Energy Corp., 7.50%, 11/15/22	5,000	5,151
Tesoro Corp., 5.13%, 04/01/24 (e)	2,947	2,859
W&T Offshore Inc., 8.50%, 06/15/19	6,050	6,262
		494,328
FINANCIALS - 8.3%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	6,483	7,083
AerCap Ireland Capital Ltd., 3.75%, 05/15/19 (r)	10,000	9,700
Ally Financial Inc.
3.13%, 01/15/16	3,000	3,000
2.75%, 01/30/17	12,000	11,760
4.75%, 09/10/18	7,500	7,687
3.50%, 01/27/19	8,438	8,206
7.50%, 09/15/20	5,000	5,762
Alphabet Holding Co. Inc., 7.75%, 11/01/17 (y)	2,943	2,884
Asurion LLC Incremental Term Loan, 4.25%, 06/20/21 (i)	2,258	2,220
Bank of America Corp., 6.25%, (callable at 100 beginning 09/05/24) (m)	10,290	10,226
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (m)	13,000	13,341
Carlson Travel Holdings Inc., 7.50%, 08/15/19 (r) (y)	2,500	2,525
CIT Group Inc., 3.88%, 02/19/19	11,465	11,264
Citigroup Inc., 5.95%, (callable at 100 beginning 01/30/23) (m)	4,000	3,999
Credit Agricole SA, 6.63%, (callable at 100 beginning 09/23/19) (m) (r)	4,600	4,386
Denver Parent Corp., 12.25%, 08/15/18 (e) (y)	6,922	6,368
Forestar USA Real Estate Group Inc., 8.50%, 06/01/22 (r)	2,500	2,563
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (m)	10,001	10,776
Goldman Sachs Group Inc., 5.70%, (callable at 100 beginning 05/10/19) (m)	19,140	19,418
HSBC Holdings Plc, 6.38%, (callable at 100 beginning 09/17/24) (m)	14,706	14,688
International Lease Finance Corp.
8.25%, 12/15/20 (e)	3,003	3,551
8.63%, 01/15/22 (e)	3,000	3,660
JPMorgan Chase & Co., 5.00%, (callable at 100 beginning 07/01/19) (m)	5,000	4,867
Liberty Mutual Group Inc., 4.95%, 05/01/22 (r)	4,000	4,307
Milestone Aviation Group LLC, 8.63%, 12/15/17 (r)	6,000	6,450
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (i)	10,165	10,051
Opal Acquisition Inc., 8.88%, 12/15/21 (r)	6,000	6,195
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	15,337	15,074
SLM Corp., 4.88%, 06/17/19	6,000	6,000
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (m) (r)	3,990	3,654
Stena AB, 7.00%, 02/01/24 (e) (r)	8,993	9,353
Stena International SA, 5.75%, 03/01/24 (r)	7,500	7,500
Toys R Us Property Co. I LLC Term Loan, 6.00%, 09/26/20 (i)	6,489	6,229
Washington Mutual Bank, 6.88%, 06/15/11 (c) (d) (f)	1,500	3
		244,750
HEALTH CARE - 6.0%
Amsurg Corp., 5.63%, 07/15/22 (r)	2,225	2,203
Amsurg Corp. Term Loan B, 3.75%, 07/08/21 (i)	1,150	1,137
Biomet Inc., 6.50%, 08/01/20	4,511	4,782
Capsugel SA, 7.00%, 05/15/19 (r) (y)	5,210	5,197
CHS/Community Health Systems Inc., 6.88%, 02/01/22 (r)	3,033	3,162
Community Health Systems Inc., 8.00%, 11/15/19	7,294	7,788
Crimson Merger Sub Inc., 6.63%, 05/15/22 (r)	7,500	6,834
DJO Finance LLC
7.75%, 04/15/18	3,921	3,941

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
9.88%, 04/15/18	1,600	1,676
Endo Finance Co., 5.75%, 01/15/22 (e) (r)	4,947	4,885
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20 (i)	2,024	1,995
Envision Acquisition Co. 2nd Lien Term Loan, 9.75%, 09/23/21 (i)	3,310	3,310
Fresenius Medical Care US Finance Inc., 6.50%, 09/15/18 (r)	2,300	2,524
Fresenius US Finance II Inc., 4.25%, 02/01/21 (r)	2,781	2,802
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (e) (r)	8,459	8,353
HCA Holdings Inc., 6.25%, 02/15/21	2,678	2,805
HCA Inc.
6.50%, 02/15/16 (e)	4,000	4,175
3.75%, 03/15/19	3,115	3,045
6.50%, 02/15/20	6,571	7,171
7.50%, 02/15/22	3,000	3,375
4.75%, 05/01/23	8,000	7,820
5.88%, 05/01/23 (e)	6,000	6,135
5.00%, 03/15/24	1,739	1,711
HealthSouth Corp., 5.75%, 11/01/24 (e)	5,143	5,246
IASIS Healthcare LLC, 8.38%, 05/15/19 (e)	6,800	7,123
Immucor Inc., 11.13%, 08/15/19	2,400	2,592
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	5,511	5,566
LifePoint Hospitals Inc., 5.50%, 12/01/21 (e)	1,500	1,519
Omnicare Inc., 7.75%, 06/01/20	2,032	2,149
Physio-Control International Inc., 9.88%, 01/15/19 (r)	3,420	3,659
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	10,295	11,222
Res-Care Inc., 10.75%, 01/15/19	3,555	3,768
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	4,800	4,740
6.00%, 10/01/20	2,281	2,412
8.13%, 04/01/22	7,855	8,621
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (r)	3,733	3,938
7.50%, 07/15/21 (e) (r)	12,586	13,467
5.63%, 12/01/21 (e) (r)	4,183	4,167
		177,015
INDUSTRIALS - 8.6%
Abengoa Finance SAU, 7.75%, 02/01/20 (r)	6,434	6,917
ADS Waste Holdings Inc., 8.25%, 10/01/20 (e)	5,263	5,487
AECOM Technology Corp.
5.75%, 10/15/22 (r)	5,044	5,094
5.88%, 10/15/24 (r)	5,155	5,232
Ahern Rentals Inc, 9.50%, 06/15/18 (e) (r)	4,392	4,688
Aircastle Ltd.
6.25%, 12/01/19	4,155	4,373
5.13%, 03/15/21 (e)	6,000	5,925
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (r)	16,000	15,360
Algeco Scotsman Global Finance Plc Term Loan, 15.75%, 12/27/19 (f) (i) (y)	8,925	8,925
Ashtead Capital Inc., 5.63%, 10/01/24 (e) (r)	3,000	3,030
BC Luxco 1 SA, 7.38%, 01/29/20 (e) (r)	3,818	3,915
Bombardier Inc.
4.25%, 01/15/16 (e) (r)	3,000	3,045
4.75%, 04/15/19 (r)	6,286	6,270
6.00%, 10/15/22 (e) (r)	11,863	11,804
6.13%, 01/15/23 (e) (r)	2,604	2,607
Cleaver-Brooks Inc., 8.75%, 12/15/19 (r)	2,619	2,835
CNH Industrial Capital LLC, 3.38%, 07/15/19 (e) (r)	5,500	5,184
CTP Transportation Products LLC, 8.25%, 12/15/19 (r)	3,925	4,190
Dematic SA, 7.75%, 12/15/20 (r)	2,500	2,625
Ducommun Inc., 9.75%, 07/15/18	5,081	5,494
Dynacast International LLC, 9.25%, 07/15/19	4,000	4,280
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (r)	5,937	6,071
9.75%, 05/01/20 (e) (r)	6,082	6,173
Global Ship Lease Inc., 10.00%, 04/01/19 (r)	2,500	2,606
Griffon Corp., 5.25%, 03/01/22 (e)	12,000	11,430
International Lease Finance Corp., 4.63%, 04/15/21 (e)	9,897	9,823
Jack Cooper Holdings Corp., 9.25%, 06/01/20 (p) (q)	2,866	3,081
Jaguar Holding Co. I, 9.38%, 10/15/17 (r) (y)	3,500	3,535
MasTec Inc., 4.88%, 03/15/23 (e)	5,966	5,623
Meritor Inc.
6.75%, 06/15/21	10,000	10,400
6.25%, 02/15/24	3,828	3,866
Monitronics International Inc., 9.13%, 04/01/20 (e)	8,591	8,806
Mustang Merger Corp., 8.50%, 08/15/21 (r)	5,760	5,962
Quad/Graphics Inc., 7.00%, 05/01/22 (e) (r)	10,000	9,663
ServiceMaster Co., 7.00%, 08/15/20	2,596	2,700
TransDigm Inc. Term Loan D, 3.75%, 05/22/21 (i)	7,082	6,949
TransUnion Holding Co. Inc., 9.63%, 06/15/18 (y)	2,838	2,923
United Continental Holdings Inc.
6.00%, 07/15/26 (e)	9,222	8,600
6.00%, 07/15/28 (e)	4,000	3,680
Watco Cos. LLC, 6.38%, 04/01/23 (r)	2,022	2,032
Waterjet Holdings Inc., 7.63%, 02/01/20 (r)	2,547	2,636
Welltec A/S, 8.00%, 02/01/19 (e) (r)	7,429	7,689
West Corp., 5.38%, 07/15/22 (e) (r)	11,719	10,811
		252,339
INFORMATION TECHNOLOGY - 3.5%
Advanced Micro Devices Inc.
6.75%, 03/01/19 (e)	7,500	7,575
7.00%, 07/01/24 (e)	4,688	4,459
Ancestry.com Inc.
9.63%, 10/15/18 (r) (y)	9,334	9,334
11.00%, 12/15/20	7,000	7,980
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	3,000	2,880
Boxer Parent Co. Inc., 9.00%, 10/15/19 (e) (r) (y)	9,216	8,479
Entegris Inc., 6.00%, 04/01/22 (r)	4,772	4,844
First Data Corp., 11.75%, 08/15/21 (e)	9,326	10,795
First Data Holdings Inc., 14.50%, 09/24/19 (r) (y)	914	959
NXP BV
5.75%, 02/15/21 (r)	1,625	1,649
5.75%, 03/15/23 (e) (r)	1,565	1,585
Sanmina Corp., 4.38%, 06/01/19 (r)	8,397	8,229
Seagate HDD Cayman, 4.75%, 06/01/23	4,000	4,030
Sensata Technologies BV, 6.50%, 05/15/19 (r)	1,879	1,959
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (e) (r)	9,857	7,343
ViaSat Inc., 6.88%, 06/15/20	19,319	20,478
		102,578
MATERIALS - 6.0%
Alcoa Inc., 5.13%, 10/01/24 (e)	5,053	5,061
Aperam, 7.38%, 04/01/16 (r)	3,000	3,055
Appvion Inc., 9.00%, 06/01/20 (r)	6,000	4,957
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (e) (r) (y)	2,250	2,261

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Ashland Inc.
4.75%, 08/15/22 (e)	2,129	2,076
6.88%, 05/15/43 (e)	3,646	3,801
Berry Plastics Corp., 5.50%, 05/15/22	7,500	7,219
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	14,312	15,028
Cascades Inc., 5.50%, 07/15/22 (e) (r)	5,662	5,492
Cemex SAB de CV
6.50%, 12/10/19 (r)	6,791	7,012
7.25%, 01/15/21 (e) (r)	13,228	13,989
5.70%, 01/11/25 (r)	11,719	11,291
Cia Minera Ares SAC, 7.75%, 01/23/21 (e) (r)	8,000	8,442
Crown Americas LLC, 6.25%, 02/01/21	6,176	6,485
Ferrexpo Finance Plc, 7.88%, 04/07/16 (e) (r)	3,000	2,708
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19 (e) (r)	10,859	11,225
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	2,095
Hexion US Finance Corp., 9.00%, 11/15/20 (e)	3,000	2,857
Lafarge SA, 7.13%, 07/15/36 (e)	2,712	3,051
Norbord Inc., 5.38%, 12/01/20 (r)	5,294	5,122
PaperWorks Industries Inc., 9.50%, 08/15/19 (r)	6,000	6,105
Rain CII Carbon LLC, 8.25%, 01/15/21 (e) (r)	12,999	13,519
Rockwood Specialties Group Inc., 4.63%, 10/15/20	3	3
Samarco Mineracao SA, 5.75%, 10/24/23 (r)	4,145	4,261
Sealed Air Corp.
8.13%, 09/15/19 (r)	1,190	1,276
8.38%, 09/15/21 (r)	1,017	1,129
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	6,582	6,319
Solenis International LP 2nd Lien Term Loan, 7.75%, 07/02/22 (i)	3,500	3,395
Tekni-Plex Inc., 9.75%, 06/01/19 (r)	4,941	5,373
TPC Group Inc., 8.75%, 12/15/20 (r)	30	32
WR Grace & Co-Conn, 5.13%, 10/01/21 (r)	5,000	5,087
Xstrata Finance Canada Ltd., 4.25%, 10/25/22 (r)	5,239	5,252
		174,978
TELECOMMUNICATION SERVICES - 6.1%
Altice Financing SA, 7.88%, 12/15/19 (r)	4,101	4,373
Altice Finco SA, 9.88%, 12/15/20 (r)	3,979	4,456
Cincinnati Bell Inc.
8.75%, 03/15/18 (e)	2,110	2,189
8.38%, 10/15/20 (e)	8,000	8,440
Clearwire Communications LLC, 14.75%, 12/01/16 (r)	1,000	1,243
CommScope Inc., 5.00%, 06/15/21 (r)	4,545	4,454
Consolidated Communications Finance Co., 10.88%, 06/01/20	5,538	6,369
Frontier Communications Corp.
8.50%, 04/15/20	5,718	6,347
9.25%, 07/01/21	3,000	3,428
8.75%, 04/15/22	1,295	1,457
6.88%, 01/15/25 (e)	5,106	5,042
9.00%, 08/15/31 (e)	4,429	4,595
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	11,771	11,506
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (e)	15,000	15,225
Intelsat Luxembourg SA, 7.75%, 06/01/21 (e)	8,825	9,001
PAETEC Holding Corp., 9.88%, 12/01/18	6,710	7,096
SBA Communications Corp., 4.88%, 07/15/22 (r)	8,571	8,228
SES Global Americas Holdings GP, 5.30%, 03/25/44 (r)	10,669	11,272
Sprint Capital Corp.
6.90%, 05/01/19 (e)	3,000	3,154
6.88%, 11/15/28	12,266	11,714
Sprint Corp., 7.13%, 06/15/24 (r)	12,000	12,090
Sprint Nextel Corp.
7.00%, 03/01/20 (r)	2,553	2,799
11.50%, 11/15/21	4,000	5,120
6.00%, 11/15/22	6,000	5,820
T-Mobile USA Inc.
6.13%, 01/15/22	4,549	4,572
6.00%, 03/01/23 (e)	5,556	5,556
6.84%, 04/28/23	654	672
6.50%, 01/15/24 (e)	5,000	5,062
Verizon Communications Inc., 6.55%, 09/15/43	5,940	7,421
		178,701
UTILITIES - 1.1%
AES Corp.
9.75%, 04/15/16 (e)	766	848
8.00%, 10/15/17 (e)	244	274
3.23%, 06/01/19 (i)	7,866	7,748
8.00%, 06/01/20 (e)	2,000	2,295
7.38%, 07/01/21	3,367	3,771
4.88%, 05/15/23	987	938
5.50%, 03/15/24 (e)	3,000	2,918
FirstEnergy Corp., 4.25%, 03/15/23 (l)	1,005	998
Ipalco Enterprises Inc., 5.00%, 05/01/18	1,898	2,000
RJS Power Holdings LLC, 5.13%, 07/15/19 (r)	9,967	9,867
		31,657
Total Corporate Bonds and Notes (cost $2,478,829)		2,474,280

COMMON STOCKS - 6.6%
CONSUMER DISCRETIONARY - 1.9%
AMC Entertainment Holdings Inc. - Class A	360	8,277
AMC Networks Inc. - Class A (c)	151	8,838
CBS Outdoor Americas Inc.	135	4,042
DISH Network Corp. - Class A (c)	140	9,041
Home Interior Gift Inc. (c) (f) (q)	429	—
Michaels Cos. Inc. (c) (e)	550	9,614
Sally Beauty Holdings Inc. (c)	270	7,390
ServiceMaster Global Holdings Inc. (c)	300	7,260
		54,462
CONSUMER STAPLES - 0.4%
B&G Foods Inc.	220	6,061
Diamond Foods Inc. (c)	194	5,562
		11,623
ENERGY - 0.9%
Atlas Resource Partners LP	150	2,919
BreitBurn Energy Partners LP	160	3,251
Kinder Morgan Energy Partners LP	46	4,256
Legacy Reserves LP	100	2,968
MarkWest Energy Partners LP	80	6,146
Williams Partners LP	110	5,836
		25,376
FINANCIALS - 0.9%
Hartford Financial Services Group Inc.	190	7,077
JPMorgan Chase & Co.	100	6,024
Royal Bank of Scotland Group Plc - ADR (c) (e)	800	9,544
Wells Fargo & Co.	100	5,187
		27,832
HEALTH CARE - 0.6%
DaVita HealthCare Partners Inc. (c)	80	5,851
Hologic Inc. (c)	120	2,920

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Valeant Pharmaceuticals International Inc. (c)	70	9,184
		17,955
INDUSTRIALS - 0.7%
ADT Corp. (e)	115	4,078
Boeing Co.	55	7,006
Builders FirstSource Inc. (c)	1,000	5,450
Nielsen NV	50	2,216
Nortek Inc. (c)	41	3,078
		21,828
INFORMATION TECHNOLOGY - 0.2%
EchoStar Corp. - Class A (c)	80	3,901
New Cotai LLC (c) (f) (q)	—	764
		4,665
MATERIALS - 0.6%
Freeport-McMoRan Copper & Gold Inc.	235	7,673
LyondellBasell Industries NV - Class A	70	7,606
Rock-Tenn Co. - Class A	60	2,855
		18,134
TELECOMMUNICATION SERVICES - 0.2%
Intelsat SA (c)	260	4,456

UTILITIES - 0.2%
Northeast Utilities	150	6,645
Total Common Stocks (cost $167,206)		192,976

PREFERRED STOCKS - 2.6%
ENERGY - 0.4%
NuStar Logistics LP, 7.63%	388	10,104

FINANCIALS - 2.2%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 08/07/14) (m) (r)	1	1,015
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (e) (m)	50	515
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 11/14/14), Series T (c) (d) (e) (m)	23	294
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	519	4,775
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (m)	928	22,040
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (m)	310	8,466
State Street Corp., 5.90%, (callable at 25 beginning 03/15/24) (m)	165	4,232
Synovus Financial Corp., 7.88%, (callable at 25 beginning 08/01/18) (m)	200	5,510
Wells Fargo & Co., 6.63%, (callable at 25 beginning 03/15/24) (e) (m)	667	18,443
		65,290
Total Preferred Stocks (cost $73,556)		75,394

TRUST PREFERREDS - 0.1%
FINANCIALS - 0.1%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	95	2,558
Total Trust Preferreds (cost $2,430)		2,558

INVESTMENT COMPANIES - 1.4%
Eaton Vance Senior Floating-Rate Trust (e)	150	2,158
Invesco Senior Income Trust	407	1,933
Kayne Anderson MLP Investment Co.	199	8,134
PIMCO Floating Rate Strategy Fund	267	2,808
SPDR Barclays High Yield Bond ETF (e)	615	24,711
Total Investment Companies (cost $37,596)		39,744

OTHER EQUITY INTERESTS - 0.6%
Dynegy Holdings LLC, 7.75%, 06/01/19 (c) (f) (u)	3,500	—
GenOn Energy Inc., 9.88%, 10/15/20 (u)	9,813	10,206
Stone Container Finance Co. of Canada II, 7.38%, 07/15/14 (c) (f) (u)	1,375	—
United Rentals North America Inc., 7.63%, 04/15/22 (u)	6,372	6,961
Total Other Equity Interests (cost $16,507)		17,167

SHORT TERM INVESTMENTS - 16.4%
Investment Companies - 2.0%
JNL Money Market Fund, 0.01% (a) (h)	57,678	57,678
Securities Lending Collateral - 14.4%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	422,972	422,972
Total Short Term Investments (cost $480,650)		480,650
Total Investments - 113.4% (cost $3,292,333)		3,319,163
Other Assets and Liabilities, Net - (13.4%)		(392,135)
Total Net Assets - 100.0%		$2,927,028

JNL/PPM America Mid Cap Value Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 16.1%
American Axle & Manufacturing Holdings Inc. (c)	222	$3,716
Bally Technologies Inc. (c)	63	5,044
Best Buy Co. Inc.	119	4,001
Foot Locker Inc.	171	9,488
Helen of Troy Ltd. (c)	103	5,420
Macy’s Inc.	155	9,024
Meredith Corp.	172	7,370
Newell Rubbermaid Inc.	225	7,725
Royal Caribbean Cruises Ltd.	79	5,309
Viacom Inc. - Class B	47	3,585
		60,682
CONSUMER STAPLES - 2.5%
Ingredion Inc.	126	9,565

ENERGY - 7.9%
Diamond Offshore Drilling Inc. (e)	207	7,077
Helix Energy Solutions Group Inc. (c)	370	8,166
National Oilwell Varco Inc.	48	3,676
Patterson-UTI Energy Inc.	218	7,085
W&T Offshore Inc. (e)	327	3,597
		29,601
FINANCIALS - 19.3%
Allstate Corp.	122	7,493
American Financial Group Inc.	162	9,384
Astoria Financial Corp.	690	8,547
FirstMerit Corp.	536	9,437
Hartford Financial Services Group Inc.	259	9,663
Janus Capital Group Inc. (e)	640	9,311
Lincoln National Corp.	177	9,473

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Reinsurance Group of America Inc.	117	9,343
		72,651
HEALTH CARE - 11.4%
Alere Inc. (c)	166	6,434
CIGNA Corp.	105	9,495
Health Net Inc. (c)	164	7,543
Hill-Rom Holdings Inc.	219	9,061
LifePoint Hospitals Inc. (c)	79	5,466
Teleflex Inc.	46	4,853
		42,852
INDUSTRIALS - 17.5%
Belden Inc.	115	7,363
Con-Way Inc.	73	3,444
Esterline Technologies Corp. (c)	69	7,722
GATX Corp.	93	5,434
Kennametal Inc.	223	9,216
Spirit Aerosystems Holdings Inc. - Class A (c)	244	9,279
Steelcase Inc. - Class A	482	7,807
Terex Corp.	283	8,997
Textron Inc.	179	6,435
		65,697
INFORMATION TECHNOLOGY - 10.7%
Applied Materials Inc.	348	7,509
Avnet Inc.	227	9,433
Fairchild Semiconductor International Inc. (c)	397	6,161
Omnivision Technologies Inc. (c)	142	3,749
SYNNEX Corp. (c)	63	4,059
Teradyne Inc.	484	9,385
		40,296
MATERIALS - 9.8%
Allegheny Technologies Inc.	94	3,502
Ashland Inc.	54	5,611
Nucor Corp.	73	3,946
Olin Corp.	281	7,083
Reliance Steel & Aluminum Co.	135	9,213
Steel Dynamics Inc.	330	7,464
		36,819
UTILITIES - 4.4%
Edison International	165	9,233
PNM Resources Inc.	299	7,438
		16,671
Total Common Stocks (cost $328,018)		374,834

SHORT TERM INVESTMENTS - 4.5%
Investment Companies - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	1,669	1,669

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	15,258	15,258
Total Short Term Investments (cost $16,927)		16,927
Total Investments - 104.1% (cost $344,945)		391,761
Other Assets and Liabilities, Net - (4.1%)		(15,577)
Total Net Assets - 100.0%		$376,184

JNL/PPM America Small Cap Value Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 20.0%
American Axle & Manufacturing Holdings Inc. (c)	254	$4,265
Bally Technologies Inc. (c)	59	4,761
Bob Evans Farms Inc. (e)	98	4,644
Columbia Sportswear Co.	92	3,277
Foot Locker Inc.	50	2,783
Helen of Troy Ltd. (c)	87	4,543
Jakks Pacific Inc. (c) (e)	293	2,078
Meredith Corp.	102	4,366
Skechers U.S.A. Inc. - Class A (c)	33	1,775
Superior Industries International Inc.	236	4,134
		36,626
CONSUMER STAPLES - 4.1%
Cott Corp.	553	3,798
Ingredion Inc.	48	3,608
		7,406
ENERGY - 7.0%
Helix Energy Solutions Group Inc. (c)	203	4,467
Hercules Offshore Inc. (c) (e)	1,570	3,454
Patterson-UTI Energy Inc.	66	2,150
W&T Offshore Inc.	241	2,653
		12,724
FINANCIALS - 13.3%
American Financial Group Inc.	58	3,364
Astoria Financial Corp.	372	4,609
FirstMerit Corp.	263	4,627
Independent Bank Corp.	130	4,654
Janus Capital Group Inc.	313	4,551
Reinsurance Group of America Inc.	32	2,596
		24,401
HEALTH CARE - 11.8%
Alere Inc. (c)	97	3,742
Greatbatch Inc. (c)	83	3,545
Health Net Inc. (c)	101	4,639
Hill-Rom Holdings Inc.	111	4,607
LifePoint Hospitals Inc. (c)	39	2,664
Teleflex Inc.	23	2,395
		21,592
INDUSTRIALS - 23.2%
Apogee Enterprises Inc.	46	1,831
Belden Inc.	72	4,584
Con-Way Inc.	92	4,389
Esterline Technologies Corp. (c)	35	3,906
GATX Corp.	65	3,794
GenCorp Inc. (c) (e)	261	4,165
Kennametal Inc.	111	4,577
SkyWest Inc.	434	3,376
Spirit Aerosystems Holdings Inc. - Class A (c)	102	3,882
Steelcase Inc. - Class A	299	4,836
Terex Corp.	102	3,231
		42,571
INFORMATION TECHNOLOGY - 11.6%
Benchmark Electronics Inc. (c)	206	4,569
Fairchild Semiconductor International Inc. (c)	228	3,536
Omnivision Technologies Inc. (c)	136	3,607
SYNNEX Corp. (c)	77	4,944
Teradyne Inc.	238	4,607
		21,263

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MATERIALS - 6.5%
Allegheny Technologies Inc.	44	1,621
Olin Corp.	177	4,467
Reliance Steel & Aluminum Co.	44	3,023
Steel Dynamics Inc.	125	2,822
		11,933
UTILITIES - 2.2%
PNM Resources Inc.	162	4,045
Total Common Stocks (cost $175,743)		182,561

SHORT TERM INVESTMENTS - 8.0%
Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	949	949

Securities Lending Collateral - 7.5%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	13,783	13,783
Total Short Term Investments (cost $14,732)		14,732
Total Investments - 107.7% (cost $190,475)		197,293
Other Assets and Liabilities, Net - (7.7%)		(14,134)
Total Net Assets - 100.0%		$183,159

JNL/PPM America Value Equity Fund

COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 12.3%
Best Buy Co. Inc.	66	$2,214
Comcast Corp. - Class A	76	4,109
General Motors Co.	163	5,216
Macy’s Inc.	91	5,294
Newell Rubbermaid Inc.	93	3,186
Royal Caribbean Cruises Ltd.	32	2,153
Viacom Inc. - Class B	54	4,132
		26,304
CONSUMER STAPLES - 5.4%
Altria Group Inc.	97	4,465
Archer-Daniels-Midland Co.	99	5,049
CVS Caremark Corp.	26	2,077
		11,591
ENERGY - 13.7%
Apache Corp.	51	4,787
Chevron Corp.	44	5,274
Diamond Offshore Drilling Inc. (e)	116	3,962
Halliburton Co.	49	3,167
National Oilwell Varco Inc.	62	4,749
Occidental Petroleum Corp.	55	5,298
Patterson-UTI Energy Inc.	67	2,170
		29,407
FINANCIALS - 25.1%
Allstate Corp.	78	4,775
Bank of America Corp.	196	3,335
Goldman Sachs Group Inc.	30	5,434
Hartford Financial Services Group Inc.	145	5,383
JPMorgan Chase & Co.	91	5,458
Lincoln National Corp.	98	5,261
Morgan Stanley	153	5,299
PNC Financial Services Group Inc.	55	4,681
Travelers Cos. Inc.	54	5,026
U.S. Bancorp	88	3,673
Wells Fargo & Co.	102	5,311
		53,636
HEALTH CARE - 11.2%
CIGNA Corp.	57	5,205
Gilead Sciences Inc. (c)	41	4,396
Medtronic Inc.	78	4,851
Merck & Co. Inc.	71	4,215
Pfizer Inc.	180	5,314
		23,981
INDUSTRIALS - 7.8%
Caterpillar Inc.	52	5,170
Lockheed Martin Corp.	24	4,423
Spirit Aerosystems Holdings Inc. - Class A (c)	77	2,942
Terex Corp.	67	2,116
Textron Inc.	57	2,055
		16,706
INFORMATION TECHNOLOGY - 16.1%
Apple Inc.	54	5,451
Applied Materials Inc.	194	4,195
Avnet Inc.	59	2,461
Cisco Systems Inc.	218	5,477
Hewlett-Packard Co.	121	4,299
Intel Corp.	154	5,348
International Business Machines Corp.	27	5,201
Microsoft Corp.	46	2,109
		34,541
MATERIALS - 4.1%
Allegheny Technologies Inc.	83	3,061
Ashland Inc.	20	2,103
Nucor Corp.	66	3,566
		8,730
TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc.	124	4,370

UTILITIES - 1.7%
Edison International	63	3,517
Total Common Stocks (cost $165,033)		212,783

SHORT TERM INVESTMENTS - 2.6%
Investment Companies - 0.7%
JNL Money Market Fund, 0.01% (a) (h)	1,603	1,603

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	4,087	4,087
Total Short Term Investments (cost $5,690)		5,690
Total Investments - 102.0% (cost $170,723)		218,473
Other Assets and Liabilities, Net - (2.0%)		(4,387)
Total Net Assets - 100.0%		$214,086

JNL/Red Rocks Listed Private Equity Fund

COMMON STOCKS - 99.5%
DIVERSIFIED - 11.2%
Holding Companies - Diversified - 11.2%
Ackermans & van Haaren NV (e)	234	$28,864
Remgro Ltd.	629	12,690
Schouw & Co.	583	23,837
Wendel Investissement	305	34,554
		99,945

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FINANCIALS - 84.6%
Closed - End Funds - 27.2%
AP Alternative Assets LP (c)	253	7,884
Better Capital PCC Ltd. (c)	3,851	6,086
Castle Private Equity Ltd.	716	10,233
Electra Private Equity Plc (c)	629	27,020
HarbourVest Global Private Equity Ltd. - Class A (c)	4,017	49,828
HBM Healthcare Investments AG - Class A (e)	209	18,439
HgCapital Trust Plc	1,414	23,842
Pantheon International LLC (c)	583	11,289
Pantheon International LLC - Redeemable Shares (c)	641	11,323
Riverstone Energy Ltd. (c)	901	13,120
Standard Life European Private Equity Trust Plc	6,445	24,017
SVG Capital Plc (c)	5,939	39,513
		242,594
Diversified Financial Services - 15.5%
Blackstone Group LP	1,470	46,278
Intermediate Capital Group Plc	1,461	9,276
KKR & Co. LP	2,016	44,970
Onex Corp.	684	38,077
		138,601
Investment Companies - 9.4%
Capital Southwest Corp.	408	14,610
Grand Parade Investments Ltd.	12,980	8,628
Hosken Consolidated Investments Ltd.	1,369	18,824
Investor AB	938	33,008
Oaktree Capital Group LLC - Class A (e)	179	9,159
		84,229
Real Estate - 3.0%
Brookfield Asset Management Inc. - Class A	603	27,089

Venture Capital - 29.5%
3i Group Plc	5,495	34,030
Altamir Amboise	2,142	30,842
Apollo Global Management LLC - Class A	1,154	27,520
Aurelius AG	999	35,542
Carlyle Group LP	1,411	42,979
Eurazeo	656	47,191
IP Group Plc (c)	4,763	15,768
mutares AG	20	1,965
Oakley Capital Investments Ltd. (c)	5,117	13,105
Ratos AB (e)	2,032	14,667
		263,609
INDUSTRIALS - 3.7%
Miscellaneous Manufacturers - 3.7%
Danaher Corp.	244	18,537
Melrose Industries Plc	3,747	14,999
		33,536
Total Common Stocks (cost $717,359)		889,603

SHORT TERM INVESTMENTS - 2.0%
Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	2,588	2,588

Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	14,747	14,747
Total Short Term Investments (cost $17,335)		17,335
Total Investments - 101.5% (cost $734,694)		906,938
Other Assets and Liabilities, Net - (1.5%)		(13,177)
Total Net Assets - 100.0%		$893,761

JNL/S&P Competitive Advantage Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 35.9%
Bed Bath & Beyond Inc. (c)	995	$65,518
Best Buy Co. Inc.	1,890	63,476
Chipotle Mexican Grill Inc. - Class A (c)	148	98,661
Coach Inc.	1,373	48,893
Delphi Automotive Plc	1,343	82,399
Family Dollar Stores Inc.	1,120	86,500
Fossil Group Inc. (c)	620	58,251
Gap Inc.	1,867	77,836
Michael Kors Holdings Ltd. (c)	949	67,784
PetSmart Inc.	1,070	75,029
Ross Stores Inc.	1,039	78,556
TJX Cos. Inc.	1,238	73,248
		876,151
CONSUMER STAPLES - 8.4%
Campbell Soup Co.	2,010	85,892
Monster Beverage Corp. (c)	1,304	119,583
		205,475
INDUSTRIALS - 20.2%
Boeing Co.	579	73,707
CH Robinson Worldwide Inc.	1,327	88,038
Fastenal Co. (e)	1,648	73,988
Robert Half International Inc.	2,008	98,368
Rockwell Collins Inc.	1,068	83,870
WW Grainger Inc.	301	75,626
		493,597
INFORMATION TECHNOLOGY - 24.5%
Apple Inc.	986	99,321
International Business Machines Corp.	437	83,033
Intuit Inc.	1,046	91,665
Linear Technology Corp.	1,828	81,159
MasterCard Inc. - Class A	1,027	75,894
Paychex Inc.	1,781	78,717
Seagate Technology	1,558	89,203
		598,992
MATERIALS - 10.8%
FMC Corp.	1,066	60,976
LyondellBasell Industries NV - Class A	997	108,354
Sherwin-Williams Co.	429	93,852
		263,182
Total Common Stocks (cost $2,164,350)		2,437,397

SHORT TERM INVESTMENTS - 1.2%
Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	15,750	15,750

Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	15,225	15,225
Total Short Term Investments (cost $30,975)		30,975
Total Investments - 101.0% (cost $2,195,325)		2,468,372
Other Assets and Liabilities, Net - (1.0%)		(25,551)
Total Net Assets - 100.0%		$2,442,821

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 8.0%
Mattel Inc.	2,564	$78,600
McDonald’s Corp.	1,217	115,383
Target Corp.	1,872	117,358
		311,341
CONSUMER STAPLES - 10.0%
Campbell Soup Co. (e)	3,061	130,813
Clorox Co. (e)	1,269	121,907
Sysco Corp.	3,515	133,376
		386,096
ENERGY - 9.3%
Chevron Corp.	960	114,552
ConocoPhillips	1,629	124,669
Occidental Petroleum Corp.	1,239	119,174
		358,395
FINANCIALS - 9.9%
HCP Inc.	3,254	129,199
Kimco Realty Corp.	5,723	125,393
Public Storage	774	128,331
		382,923
HEALTH CARE - 9.5%
Baxter International Inc.	1,735	124,488
Johnson & Johnson	1,254	133,659
Pfizer Inc.	3,690	109,112
		367,259
INDUSTRIALS - 10.5%
Caterpillar Inc.	1,403	138,949
General Electric Co.	4,406	112,870
Lockheed Martin Corp.	846	154,644
		406,463
INFORMATION TECHNOLOGY - 11.8%
Cisco Systems Inc.	5,605	141,083
Intel Corp.	4,986	173,610
Microsoft Corp.	3,074	142,524
		457,217
MATERIALS - 10.4%
Air Products & Chemicals Inc.	1,098	142,887
E.I. du Pont de Nemours & Co.	1,915	137,405
Praxair Inc.	948	122,240
		402,532
TELECOMMUNICATION SERVICES - 10.3%
AT&T Inc.	3,375	118,937
CenturyLink Inc.	3,900	159,490
Verizon Communications Inc.	2,384	119,192
		397,619
UTILITIES - 9.9%
Consolidated Edison Inc.	2,132	120,821
Public Service Enterprise Group Inc.	3,617	134,714
Southern Co.	2,902	126,686
		382,221
Total Common Stocks (cost $3,418,114)		3,852,066

SHORT TERM INVESTMENTS - 1.1%
Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	13,516	13,516

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	31,781	31,781
Total Short Term Investments (cost $45,297)		45,297
Total Investments - 100.7% (cost $3,463,411)		3,897,363
Other Assets and Liabilities, Net - (0.7%)		(28,859)
Total Net Assets - 100.0%		$3,868,504

JNL/S&P International 5 Fund

COMMON STOCKS - 99.5%
AUSTRALIA - 8.9%
Amcor Ltd.	74	$733
Aurizon Holdings Ltd.	174	691
Coca-Cola Amatil Ltd.	91	701
Fortescue Metals Group Ltd.	210	639
GPT Group	211	716
Leighton Holdings Ltd.	17	283
Lend Lease Corp. Ltd.	58	727
Metcash Ltd.	268	618
Orica Ltd.	42	689
Telstra Corp. Ltd.	147	683
Toll Holdings Ltd.	129	637
Wesfarmers Ltd.	19	690
Westfield Corp.	109	709
Westpac Banking Corp.	24	668
Woodside Petroleum Ltd.	19	687
WorleyParsons Ltd.	48	637
		10,508
BELGIUM - 2.8%
Belgacom SA	33	1,166
KBC Groep NV (c)	21	1,115
Umicore	22	981
		3,262
CANADA - 9.4%
Alimentation Couche-Tard Inc.	20	652
BCE Inc.	34	1,450
CGI Group Inc. (c)	19	632
CI Financial Corp.	17	504
Finning International Inc.	13	361
Great-West Lifeco Inc.	13	371
Industrial Alliance Insurance & Financial Services Inc.	8	348
Intact Financial Corp.	8	524
Magna International Inc.	10	968
Manulife Financial Corp.	57	1,090
Potash Corp. of Saskatchewan Inc.	20	682
Power Financial Corp.	12	364
Sun Life Financial Inc.	30	1,095
Suncor Energy Inc.	29	1,046
Teck Resources Ltd.	53	1,007
		11,094
DENMARK - 2.3%
DSV A/S	18	509
Pandora A/S	16	1,238
TDC A/S	131	994
		2,741
FINLAND - 1.9%
Fortum Oyj	48	1,163
Orion Oyj	14	555

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Wartsila Oyj Abp	11	495
		2,213
FRANCE - 5.2%
BNP Paribas	8	515
Orange SA	79	1,182
Suez Environnement SA	64	1,086
Unibail-Rodamco SE	4	1,127
Vinci SA	19	1,121
Vivendi SA	47	1,127
		6,158
GERMANY - 3.8%
Deutsche Boerse AG	17	1,118
E.ON SE	63	1,159
Muenchener Rueckversicherungs AG	6	1,172
Siemens AG	9	1,106
		4,555
GUERNSEY - 0.9%
Friends Life Group Ltd.	217	1,079

HONG KONG - 1.1%
Li & Fung Ltd.	610	693
New World Development Ltd.	576	671
		1,364
IRELAND - 1.8%
CRH Plc	49	1,113
Smurfit Kappa Group Plc	46	1,012
		2,125
ISRAEL - 0.6%
Bezeq Israeli Telecommunication Corp. Ltd.	314	543
Delek Group Ltd.	1	196
		739
ITALY - 1.8%
Atlantia SpA	46	1,133
Pirelli & C. SpA	76	1,044
		2,177
JAPAN - 20.2%
Aisin Seiki Co. Ltd.	19	668
Aozora Bank Ltd.	190	642
Canon Inc.	24	778
Chugoku Electric Power Co. Inc.	26	328
Daihatsu Motor Co. Ltd.	41	644
Daiichi Sankyo Co. Ltd.	40	621
Dena Co. Ltd.	57	720
DIC Corp.	231	519
FamilyMart Co. Ltd.	17	645
ITOCHU Corp.	61	749
Japan Airlines Co. Ltd.	28	766
Komatsu Ltd.	34	781
Kuraray Co. Ltd.	44	511
LIXIL Group Corp.	36	762
Marubeni Corp.	108	739
Mitsubishi Corp.	37	766
Mitsubishi Tanabe Pharma Corp.	35	517
Mitsubishi UFJ Financial Group Inc.	137	771
Mitsui & Co. Ltd.	48	763
Mizuho Financial Group Inc.	411	734
Nippon Electric Glass Co. Ltd.	102	496
Nippon Telegraph & Telephone Corp.	12	732
Nissan Motor Co. Ltd.	80	775
Nomura Holdings Inc.	122	723
NTT DoCoMo Inc.	45	750
Resona Holdings Inc.	143	808
Ricoh Co. Ltd.	70	749
Sega Sammy Holdings Inc.	49	794
Sekisui House Ltd.	65	765
Sumitomo Corp.	62	679
Sumitomo Mitsui Financial Group Inc.	19	782
Toyota Motor Corp.	14	794
Tsumura & Co.	15	330
Ube Industries Ltd.	202	322
West Japan Railway Co.	15	667
Yokohama Rubber Co Ltd.	39	338
		23,928
LUXEMBOURG - 0.4%
SES SA - FDR	15	513

NETHERLANDS - 1.6%
Unilever NV - CVA	28	1,128
Wolters Kluwer NV	29	771
		1,899
NEW ZEALAND - 1.1%
Sky Network Television Ltd.	134	661
Spark New Zealand Ltd.	277	643
		1,304
NORWAY - 2.5%
Aker Solutions ASA	39	155
Aker Solutions Holding ASA (c)	39	384
Telenor ASA	52	1,140
Yara International ASA	24	1,229
		2,908
PORTUGAL - 0.8%
Energias de Portugal SA	230	1,002

SINGAPORE - 0.9%
Hutchison Port Holdings Trust	975	682
Singapore Exchange Ltd.	59	334
		1,016
SOUTH KOREA - 2.0%
Hyundai Hysco Co. Ltd.	8	615
Shinsegae Co. Ltd.	1	306
SK Holdings Co. Ltd.	5	827
Woongjin Coway Co. Ltd.	8	677
		2,425
SPAIN - 2.9%
CaixaBank SA	190	1,155
Endesa SA	28	1,105
Ferrovial SA	58	1,123
		3,383
SWEDEN - 2.4%
Securitas AB - Class B	49	538
Svenska Handelsbanken AB	25	1,182
TeliaSonera AB	166	1,145
		2,865
SWITZERLAND - 2.9%
ABB Ltd.	51	1,149
Swiss Re AG	14	1,153
Zurich Financial Services AG	4	1,170
		3,472
UNITED KINGDOM - 20.7%
Admiral Group Plc	59	1,221
Aggreko Plc	30	739
AMEC Plc	45	804
AstraZeneca Plc	16	1,133
BAE Systems Plc	160	1,216
BP Plc	154	1,127

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
British American Tobacco Plc	20	1,132
British Sky Broadcasting Group Plc	83	1,182
BT Group Plc	186	1,143
Bunzl Plc	30	781
Carnival Plc	31	1,218
GKN Plc	209	1,075
Imperial Tobacco Group Plc	27	1,159
Legal & General Group Plc	306	1,131
Old Mutual Plc	367	1,076
Rio Tinto Plc	23	1,107
Rolls-Royce Holdings Plc	71	1,100
Sage Group Plc	126	743
Scottish & Southern Energy Plc	50	1,259
Severn Trent Plc	25	757
Smith & Nephew Plc	68	1,141
Unilever Plc	27	1,126
WPP Plc	57	1,140
		24,510
UNITED STATES OF AMERICA - 0.6%
Flextronics International Ltd. (c)	69	707
Total Common Stocks (cost $121,931)		117,947

SHORT TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
JNL Money Market Fund, 0.01% (a) (h)	287	287
Total Short Term Investments (cost $287)		287
Total Investments - 99.7% (cost $122,218)		118,234
Other Assets and Liabilities, Net - 0.3%		358
Total Net Assets - 100.0%		$118,592

JNL/S&P Intrinsic Value Fund

COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 17.6%
Comcast Corp. - Class A	1,330	$71,550
International Game Technology	3,772	63,636
Kohl’s Corp.	1,184	72,252
Macy’s Inc.	1,246	72,504
Staples Inc.	4,225	51,117
Viacom Inc. - Class B	809	62,234
		393,293
CONSUMER STAPLES - 3.6%
Tyson Foods Inc. - Class A	2,054	80,864

HEALTH CARE - 16.6%
Express Scripts Holding Co. (c)	975	68,866
Humana Inc.	624	81,251
Pfizer Inc.	2,064	61,021
UnitedHealth Group Inc.	885	76,349
WellPoint Inc.	699	83,590
		371,077
INDUSTRIALS - 21.3%
Boeing Co.	487	62,070
Caterpillar Inc.	779	77,160
Dun & Bradstreet Corp.	560	65,782
L-3 Communications Holdings Inc.	633	75,319
Northrop Grumman Systems Corp.	587	77,354
Southwest Airlines Co.	3,524	119,019
		476,704
INFORMATION TECHNOLOGY - 30.6%
Apple Inc.	829	83,564
CA Inc.	1,999	55,851
EMC Corp.	2,767	80,970
Harris Corp.	1,021	67,766
Hewlett-Packard Co.	2,391	84,821
Intel Corp.	2,756	95,970
NetApp Inc.	1,594	68,484
Oracle Corp.	1,863	71,313
Xerox Corp.	5,689	75,263
		684,002
TELECOMMUNICATION SERVICES - 6.9%
AT&T Inc.	1,887	66,501
CenturyLink Inc.	2,156	88,163
		154,664
UTILITIES - 2.8%
AES Corp.	4,517	64,056
Total Common Stocks (cost $1,879,539)		2,224,660

SHORT TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	19,238	19,238
Total Short Term Investments (cost $19,238)		19,238
Total Investments - 100.3% (cost $1,898,777)		2,243,898
Other Assets and Liabilities, Net - (0.3%)		(6,796)
Total Net Assets - 100.0%		$2,237,102

JNL/S&P Mid 3 Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 24.9%
Ann Inc. (c)	30	$1,217
Apollo Education Group Inc. - Class A (c)	52	1,316
Big Lots Inc.	31	1,350
Brinker International Inc.	65	3,300
Cheesecake Factory Inc.	68	3,078
Chico’s FAS Inc.	92	1,358
Dick’s Sporting Goods Inc.	32	1,415
Foot Locker Inc.	26	1,441
Guess? Inc.	52	1,150
Lamar Advertising Co. - Class A	30	1,480
NVR Inc. (c)	1	1,531
Panera Bread Co. - Class A (c)	11	1,728
Polaris Industries Inc.	11	1,640
Time Inc. (c)	67	1,574
Tupperware Brands Corp.	22	1,489
Williams-Sonoma Inc.	22	1,470
		26,537
CONSUMER STAPLES - 2.9%
Church & Dwight Co. Inc.	23	1,637
Ingredion Inc.	20	1,501
		3,138
ENERGY - 2.7%
Oceaneering International Inc.	21	1,361
Oil States International Inc. (c)	24	1,515
		2,876
FINANCIALS - 10.3%
American Financial Group Inc.	14	816

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Aspen Insurance Holdings Ltd.	28	1,213
Everest Re Group Ltd.	10	1,559
Federated Investors Inc. - Class B	12	346
Hanover Insurance Group Inc.	6	350
Hospitality Properties Trust	20	546
Raymond James Financial Inc.	22	1,183
Reinsurance Group of America Inc.	18	1,403
RenaissanceRe Holdings Ltd.	15	1,540
SEI Investments Co.	32	1,170
WR Berkley Corp.	17	836
		10,962
HEALTH CARE - 10.0%
Charles River Laboratories International Inc. (c)	29	1,734
Hill-Rom Holdings Inc.	8	342
Idexx Laboratories Inc. (c)	13	1,502
MEDNAX Inc. (c)	28	1,510
Omnicare Inc.	50	3,102
Thoratec Corp. (c)	35	927
United Therapeutics Corp. (c)	12	1,586
		10,703
INDUSTRIALS - 8.9%
Alaska Air Group Inc.	31	1,365
Deluxe Corp.	6	335
Huntington Ingalls Industries Inc.	16	1,622
Lincoln Electric Holdings Inc.	24	1,682
RR Donnelley & Sons Co.	180	2,960
URS Corp.	26	1,503
		9,467
INFORMATION TECHNOLOGY - 27.4%
AOL Inc. (c)	37	1,653
Atmel Corp. (c)	164	1,325
Broadridge Financial Solutions Inc.	20	832
Cadence Design Systems Inc. (c)	82	1,417
Conversant Inc. (c)	40	1,372
CoreLogic Inc. (c)	13	351
FactSet Research Systems Inc.	12	1,507
Fair Isaac Corp.	21	1,162
Fairchild Semiconductor International Inc. (c)	90	1,396
Gartner Inc. (c)	17	1,228
Jack Henry & Associates Inc.	44	2,476
Leidos Holdings Inc.	22	771
Lexmark International Inc.	60	2,557
NeuStar Inc. - Class A (c)	157	3,896
Polycom Inc. (c)	94	1,156
PTC Inc. (c)	38	1,386
RF Micro Devices Inc. (c)	117	1,345
Rovi Corp. (c)	32	630
Skyworks Solutions Inc.	26	1,488
Zebra Technologies Corp. - Class A (c)	19	1,321
		29,269
MATERIALS - 9.9%
Albemarle Corp.	25	1,461
Cabot Corp.	11	561
Domtar Corp.	42	1,488
NewMarket Corp.	2	586
Rock-Tenn Co. - Class A	32	1,526
United States Steel Corp.	79	3,079
Valspar Corp.	20	1,545
Worthington Industries Inc.	9	344
		10,590
TELECOMMUNICATION SERVICES - 1.5%
tw telecom inc. (c)	38	1,602

UTILITIES - 1.1%
UGI Corp.	34	1,164
Total Common Stocks (cost $106,934)		106,308

SHORT TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	1,296	1,296
Total Short Term Investments (cost $1,296)		1,296
Total Investments - 100.8% (cost $108,230)		107,604
Other Assets and Liabilities, Net - (0.8%)		(904)
Total Net Assets - 100.0%		$106,700

JNL/S&P Total Yield Fund

COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 19.2%
Best Buy Co. Inc.	1,199	$40,261
DIRECTV (c)	735	63,592
Gap Inc.	1,184	49,348
Harman International Industries Inc.	611	59,914
Newell Rubbermaid Inc.	1,638	56,380
Target Corp.	785	49,179
		318,674
CONSUMER STAPLES - 13.4%
Clorox Co.	532	51,084
Coca-Cola Enterprises Inc.	1,163	51,608
Molson Coors Brewing Co.	936	69,687
Safeway Inc.	1,423	48,807
		221,186
ENERGY - 3.5%
Hess Corp.	608	57,362

FINANCIALS - 20.1%
Capital One Financial Corp.	680	55,480
CBRE Group Inc. - Class A (c)	2,017	59,973
Goldman Sachs Group Inc.	289	53,012
Legg Mason Inc.	1,234	63,153
Torchmark Corp.	969	50,757
Unum Group	1,462	50,273
		332,648
HEALTH CARE - 6.0%
Laboratory Corp. of America Holdings (c)	490	49,824
Quest Diagnostics Inc. (e)	810	49,162
		98,986
INDUSTRIALS - 15.6%
Avery Dennison Corp.	997	44,528
General Electric Co.	1,846	47,302
Iron Mountain Inc. (e)	1,756	57,332
L-3 Communications Holdings Inc.	475	56,485
Textron Inc.	1,480	53,259
		258,906
INFORMATION TECHNOLOGY - 17.5%
Blackhawk Network Holdings Inc. - Class B (c)	230	7,427
Computer Sciences Corp.	929	56,828
Harris Corp.	765	50,820
Hewlett-Packard Co.	1,801	63,878
Nvidia Corp.	3,124	57,642

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Yahoo! Inc. (c)	1,324	53,968
		290,563
TELECOMMUNICATION SERVICES - 4.0%
CenturyLink Inc.	1,624	66,395
Total Common Stocks (cost $1,457,558)		1,644,720

SHORT TERM INVESTMENTS - 0.7%
Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	9,834	9,834

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	1,539	1,539
Total Short Term Investments (cost $11,373)		11,373
Total Investments - 100.0% (cost $1,468,931)		1,656,093
Other Assets and Liabilities, Net - (0.0%)		(362)
Total Net Assets - 100.0%		$1,655,731

JNL/Scout Unconstrained Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.0%
AmeriCredit Automobile Receivables Trust, 0.96%, 01/09/17	$4,471	$4,477
Countrywide Asset-Backed Certificates REMIC, 0.37%, 10/25/36 (i)	2,595	2,525
CWHEQ Home Equity Loan Trust REMIC, 5.61%, 11/25/36 (i)	527	527
Hertz Vehicle Financing LLC
2.20%, 03/25/16 (r)	2,994	3,007
5.29%, 03/25/16 (r)	6,970	7,055
1.12%, 08/25/17 (r)	2,695	2,692
Home Equity Loan Trust REMIC, 5.55%, 11/25/27 (i)	3,251	2,243
Honda Auto Receivables Owner Trust, 0.88%, 07/15/17	3,885	3,885
Huntington Auto Trust, 0.51%, 12/15/15	3,986	3,988
IndyMac Home Equity Loan Trust, 0.35%, 09/28/36 (i)	3,282	3,209
LB-UBS Commercial Mortgage Trust REMIC, 4.95%, 09/15/30	3,112	3,165
MSCC Heloc Trust REMIC, 0.25%, 12/25/31 (i)	1,253	1,176
U.S. Airways Pass-Through Trust, 5.90%, 10/01/24	1,669	1,854
Total Non-U.S. Government Agency Asset-Backed Securities (cost $39,984)		39,803

CORPORATE BONDS AND NOTES - 25.8%
CONSUMER DISCRETIONARY - 0.4%
Daimler Finance North America LLC, 1.25%, 01/11/16 (r)	1,299	1,308
Johnson Controls Inc., 1.40%, 11/02/17	1,125	1,116
		2,424
FINANCIALS - 24.4%
Ally Financial Inc.
3.13%, 01/15/16	8,800	8,800
5.50%, 02/15/17	6,600	6,864
American Honda Finance Corp., 1.20%, 07/14/17	3,275	3,263
Bank of America Corp.
1.50%, 10/09/15	1,400	1,410
1.25%, 01/11/16	10,100	10,142
2.60%, 01/15/19	2,800	2,795
Branch Banking & Trust Co., 1.35%, 10/01/17	3,425	3,402
Citigroup Inc.
4.59%, 12/15/15	5,300	5,536
1.35%, 03/10/17	3,500	3,489
1.55%, 08/14/17	14,250	14,147
Ford Motor Credit Co. LLC
4.21%, 04/15/16	6,800	7,111
3.98%, 06/15/16	10,185	10,667
4.25%, 02/03/17	9,312	9,875
2.88%, 10/01/18	5,200	5,311
General Electric Capital Corp.
3.35%, 10/17/16	8,219	8,614
1.25%, 05/15/17	4,575	4,572
Goldman Sachs Group Inc.
3.70%, 08/01/15	1,100	1,128
1.60%, 11/23/15	9,550	9,627
1.44%, 04/30/18 (i)	3,000	3,066
JPMorgan Chase & Co., 3.45%, 03/01/16	12,100	12,530
Manufacturers & Traders Trust Co., 1.40%, 07/25/17	4,730	4,722
Morgan Stanley, 3.80%, 04/29/16	12,700	13,232
Prudential Financial Inc.
5.50%, 03/15/16	2,178	2,320
3.00%, 05/12/16	3,800	3,922
Wells Fargo & Co.
1.40%, 09/08/17	3,525	3,515
0.86%, 04/23/18 (i)	1,800	1,818
		161,878
TELECOMMUNICATION SERVICES - 1.0%
Verizon Communications Inc., 1.35%, 06/09/17	6,700	6,668
Total Corporate Bonds and Notes (cost $171,720)		170,970

GOVERNMENT AND AGENCY OBLIGATIONS - 51.0%
GOVERNMENT SECURITIES - 48.6%
U.S. Treasury Securities - 48.6%
U.S. Treasury Note
0.25%, 02/15/15	40,345	40,376
0.13%, 04/30/15	183,400	183,472
1.50%, 06/29/18	11,765	11,684
1.63%, 06/30/19 - 07/31/19	87,315	86,854
		322,386
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.4%
Federal National Mortgage Association - 2.4%
Federal National Mortgage Association REMIC
0.59%, 08/25/15	9,758	9,765
1.46%, 04/25/17	4,750	4,779
0.46%, 12/25/17 (i)	1,422	1,421
		15,965
Total Government and Agency Obligations (cost $338,686)		338,351

SHORT TERM INVESTMENTS - 16.4%
Investment Companies - 16.4%
JNL Money Market Fund, 0.01% (a) (h)	108,372	108,372
Total Short Term Investments (cost $108,372)		108,372
Total Investments - 99.2% (cost $658,762)		657,496
Other Assets and Liabilities, Net - 0.8%		5,556
Total Net Assets - 100.0%		$663,052

See accompanying Notes to Schedules of Investments.

JNL/T. Rowe Price Established Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 27.1%
Amazon.com Inc. (c)	570	$183,791
AutoZone Inc. (c)	97	49,437
Carmax Inc. (c)	752	34,944
Chipotle Mexican Grill Inc. - Class A (c)	76	50,861
Ctrip.com International Ltd. - ADR (c)	610	34,595
Delphi Automotive Plc	495	30,382
HanesBrands Inc.	285	30,620
Harley-Davidson Inc.	191	11,104
Home Depot Inc.	562	51,585
Las Vegas Sands Corp.	794	49,364
Lowe’s Cos. Inc.	1,135	60,048
MGM Resorts International (c)	1,683	38,346
Michael Kors Holdings Ltd. (c)	343	24,465
Netflix Inc. (c)	96	43,133
Nike Inc. - Class B	320	28,544
Pandora Media Inc. (c)	432	10,444
Priceline Group Inc. (c)	129	148,896
Ross Stores Inc.	207	15,653
Starbucks Corp.	900	67,937
Starwood Hotels & Resorts Worldwide Inc.	273	22,675
Tesla Motors Inc. (c) (e)	127	30,885
Tractor Supply Co.	693	42,596
Twenty-First Century Fox Inc. - Class A	458	15,705
Under Armour Inc. - Class A (c)	272	18,761
Vipshop Holdings Ltd. - ADR (c) (e)	166	31,281
Walt Disney Co.	669	59,561
Wynn Macau Ltd. (e)	7,255	23,121
Wynn Resorts Ltd.	392	73,335
		1,282,069
CONSUMER STAPLES - 2.8%
Costco Wholesale Corp.	228	28,523
CVS Caremark Corp.	624	49,672
Estee Lauder Cos. Inc.	250	18,672
PepsiCo Inc.	197	18,367
Walgreen Co.	314	18,629
		133,863
ENERGY - 3.7%
Concho Resources Inc. (c)	181	22,645
Continental Resources Inc. (c) (e)	357	23,740
EQT Corp.	376	34,447
Pioneer Natural Resources Co.	303	59,761
Range Resources Corp.	500	33,920
		174,513
FINANCIALS - 5.5%
American Express Co.	130	11,415
American Tower Corp.	893	83,594
BlackRock Inc.	74	24,132
Intercontinental Exchange Inc.	140	27,307
Invesco Ltd.	469	18,516
Morgan Stanley	1,207	41,729
State Street Corp.	386	28,384
TD Ameritrade Holding Corp.	782	26,079
		261,156
HEALTH CARE - 16.8%
Alexion Pharmaceuticals Inc. (c)	355	58,932
Allergan Inc.	265	47,292
Biogen Idec Inc. (c)	308	102,022
Celgene Corp. (c)	579	54,830
Gilead Sciences Inc. (c)	1,373	146,160
Humana Inc.	204	26,518
Idexx Laboratories Inc. (c)	61	7,164
Incyte Corp. (c)	345	16,922
Intuitive Surgical Inc. (c)	118	54,310
McKesson Corp.	513	99,768
Pharmacyclics Inc. (c) (e)	212	24,907
Regeneron Pharmaceuticals Inc. (c)	67	24,191
UnitedHealth Group Inc.	386	33,301
Valeant Pharmaceuticals International Inc. (c)	497	65,259
Vertex Pharmaceuticals Inc. (c)	321	36,045
		797,621
INDUSTRIALS - 12.9%
American Airlines Group Inc.	1,791	63,559
Boeing Co.	572	72,887
Danaher Corp.	1,180	89,672
Delta Air Lines Inc.	309	11,167
FedEx Corp.	184	29,707
Flowserve Corp.	167	11,763
JB Hunt Transport Services Inc.	227	16,772
Kansas City Southern	304	36,857
Precision Castparts Corp.	352	83,405
Roper Industries Inc.	316	46,286
Tyco International Ltd.	754	33,583
United Continental Holdings Inc. (c)	532	24,871
United Technologies Corp.	422	44,574
Wabtec Corp.	347	28,137
WW Grainger Inc.	67	16,735
		609,975
INFORMATION TECHNOLOGY - 24.6%
Alibaba Group Holding Ltd. - ADR (c)	665	59,113
Apple Inc.	738	74,394
ASML Holding NV - ADR	330	32,591
Baidu.com - ADR - Class A (c)	380	82,905
Facebook Inc. - Class A (c)	1,110	87,711
Fiserv Inc. (c)	302	19,546
Google Inc. - Class A (c)	248	145,631
Google Inc. - Class C (c)	253	145,899
LinkedIn Corp. (c)	166	34,535
MasterCard Inc. - Class A	1,337	98,831
Mobileye NV (c) (e)	290	15,514
NetSuite Inc. (c) (e)	236	21,149
NHN Corp.	27	20,549
Red Hat Inc. (c)	486	27,261
Salesforce.com Inc. (c)	1,041	59,866
ServiceNow Inc. (c) (e)	352	20,702
Stratasys Ltd. (c) (e)	267	32,248
Tencent Holdings Ltd.	1,179	17,538
Visa Inc. - Class A	614	130,924
VMware Inc. - Class A (c) (e)	247	23,207
Workday Inc. - Class A (c)	176	14,553
		1,164,667
MATERIALS - 2.8%
Ecolab Inc.	430	49,365
Martin Marietta Materials Inc.	120	15,473
Praxair Inc.	67	8,630
Sherwin-Williams Co.	268	58,646
		132,114
TELECOMMUNICATION SERVICES - 3.0%
Crown Castle International Corp.	1,250	100,654
SoftBank Corp.	590	41,218
		141,872
Total Common Stocks (cost $3,415,799)		4,697,850

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
PREFERRED STOCKS - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Airbnb Inc. (c) (f) (p) (q)	167	6,755
LivingSocial, Series F (c) (f) (p) (q) (v)	154	71
Total Preferred Stocks (cost $7,977)		6,826

SHORT TERM INVESTMENTS - 3.5%
Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	1,952	1,952
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	27,173	27,173
		29,125
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	136,511	136,511
Total Short Term Investments (cost $165,636)		165,636
Total Investments - 102.9% (cost $3,589,412)		4,870,312
Other Assets and Liabilities, Net - (2.9%)		(136,212)
Total Net Assets - 100.0%		$4,734,100

JNL/T. Rowe Price Mid-Cap Growth Fund

COMMON STOCKS - 93.3%
CONSUMER DISCRETIONARY - 13.2%
Aimia Inc.	364	$5,522
ARAMARK	213	5,602
AutoZone Inc. (c)	62	31,395
Carmax Inc. (c)	913	42,409
Charter Communications Inc. - Class A (c)	90	13,623
Chipotle Mexican Grill Inc. - Class A (c)	24	15,998
Choice Hotels International Inc.	367	19,084
Coupons.com Inc. (c) (e)	323	3,863
Dollar General Corp. (c)	272	16,622
Five Below Inc. (c) (e)	78	3,074
HanesBrands Inc.	182	19,554
Harley-Davidson Inc.	303	17,635
Harman International Industries Inc.	122	11,961
L Brands Inc.	272	18,218
Marriott International Inc. - Class A	366	25,583
Michaels Cos. Inc. (c) (e)	338	5,912
Netflix Inc. (c)	18	8,121
Norwegian Cruise Line Holdings Ltd. (c)	926	33,354
O’Reilly Automotive Inc. (c)	213	32,027
Tesla Motors Inc. (c) (e)	42	10,193
TripAdvisor Inc. (c)	61	5,577
WABCO Holdings Inc. (c)	151	13,733
Wolverine World Wide Inc. (e)	425	10,650
		369,710
CONSUMER STAPLES - 3.3%
Rite Aid Corp. (c)	3,399	16,451
Sprouts Farmers Market Inc. (c)	431	12,529
TreeHouse Foods Inc. (c)	231	18,596
WhiteWave Foods Co. - Class A (c)	899	32,661
Whole Foods Market Inc.	301	11,471
		91,708
ENERGY - 6.4%
Athlon Energy Inc. (c)	273	15,903
Concho Resources Inc. (c)	183	22,946
CONSOL Energy Inc.	454	17,188
EQT Corp.	426	38,996
Pioneer Natural Resources Co.	98	19,303
Range Resources Corp.	457	30,989
SM Energy Co.	242	18,876
WPX Energy Inc. (c)	611	14,701
		178,902
FINANCIALS - 8.3%
CBOE Holdings Inc.	488	26,120
Fidelity National Financial Inc.	1,185	32,872
HCC Insurance Holdings Inc.	488	23,566
Intercontinental Exchange Inc.	128	24,967
Jones Lang LaSalle Inc.	209	26,405
LPL Financial Holdings Inc.	364	16,762
MSCI Inc. - Class A	412	19,372
Progressive Corp.	916	23,157
TD Ameritrade Holding Corp.	852	28,431
Willis Group Holdings Plc	241	9,977
		231,629
HEALTH CARE - 19.5%
Agilent Technologies Inc.	670	38,177
Align Technology Inc. (c)	134	6,946
Alkermes Plc (c)	640	27,437
Alnylam Pharmaceuticals Inc. (c)	122	9,528
Bruker Corp. (c)	969	17,941
CareFusion Corp. (c)	791	35,793
Catalent Inc. (c)	611	15,298
Cooper Cos. Inc.	228	35,511
Covance Inc. (c)	268	21,052
Cubist Pharmaceuticals Inc. (c)	92	6,103
Dentsply International Inc.	844	38,486
Envision Healthcare Holdings Inc. (c)	391	13,560
Henry Schein Inc. (c)	244	28,419
Hospira Inc. (c)	545	28,356
Idexx Laboratories Inc. (c)	211	24,862
Illumina Inc. (c)	86	14,097
IMS Health Holdings Inc. (c)	163	4,269
Incyte Corp. (c)	242	11,870
Intuitive Surgical Inc. (c)	82	37,869
MEDNAX Inc. (c)	303	16,610
Mettler-Toledo International Inc. (c)	28	7,172
Pharmacyclics Inc. (c)	78	9,207
Puma Biotechnology Inc. (c)	55	13,121
Seattle Genetics Inc. (c) (e)	55	2,045
Sirona Dental Systems Inc. (c)	122	9,355
Teleflex Inc.	246	25,840
Universal Health Services Inc. - Class B	242	25,289
Veeva Systems Inc. - Class A (c) (e)	122	3,437
Vertex Pharmaceuticals Inc. (c)	151	16,959
		544,609
INDUSTRIALS - 20.5%
Acuity Brands Inc.	185	21,776
AMETEK Inc.	609	30,578
Babcock & Wilcox Co.	1,085	30,044
Colfax Corp. (c)	321	18,287
DigitalGlobe Inc. (c)	666	18,981
Equifax Inc.	363	27,131
Fastenal Co.	610	27,389
Hertz Global Holdings Inc. (c)	608	15,437
IDEX Corp.	544	39,369
IHS Inc. - Class A (c)	387	48,449
JB Hunt Transport Services Inc.	291	21,549
Kansas City Southern	192	23,270
Manpower Inc.	274	19,207
Nordson Corp.	121	9,204
Pall Corp.	486	40,678
Quanta Services Inc. (c)	301	10,927

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Rexnord Corp. (c)	636	18,094
Roper Industries Inc.	242	35,402
Sensata Technologies Holding NV (c)	670	29,835
Textron Inc.	1,217	43,800
Towers Watson & Co.	67	6,667
Verisk Analytics Inc. - Class A (c)	397	24,173
Xylem Inc.	397	14,090
		574,337
INFORMATION TECHNOLOGY - 18.2%
Akamai Technologies Inc. (c)	211	12,618
Altera Corp.	1,217	43,544
Atlassian Corp. (c) (f) (p) (q)	102	1,628
Atlassian Corp. (c) (f) (p) (q)	38	608
Atlassian Corp. - Class A (c) (f) (p) (q)	15	239
Atlassian Corp. - Class A (c) (f) (p) (q)	78	1,246
Atlassian Corp. - Class A (c) (f) (p) (q)	22	346
Atmel Corp. (c)	1,833	14,811
Cognex Corp. (c)	58	2,336
Concur Technologies Inc. (c) (e)	28	3,564
CoreLogic Inc. (c)	696	18,841
Dropbox Inc. (c) (f) (p) (q)	42	717
FactSet Research Systems Inc. (e)	242	29,410
FEI Co.	214	16,140
Fidelity National Information Services Inc.	303	17,059
Fiserv Inc. (c)	851	55,004
Gartner Inc. - Class A (c)	422	31,004
Global Payments Inc.	349	24,388
Guidewire Software Inc. (c)	42	1,853
JDS Uniphase Corp. (c)	1,709	21,875
LinkedIn Corp. - Class A (c)	36	7,480
Microchip Technology Inc. (e)	242	11,430
Mobileye NV (c) (e)	217	11,629
Motorola Solutions Inc.	584	36,956
Rackspace Hosting Inc. (c)	304	9,895
Red Hat Inc. (c)	639	35,880
ServiceNow Inc. (c) (e)	121	7,112
Stratasys Ltd. (c) (e)	32	3,865
Trimble Navigation Ltd. (c)	428	13,054
Vantiv Inc. - Class A (c)	732	22,619
VeriSign Inc. (c) (e)	610	33,623
Workday Inc. - Class A (c)	60	4,950
Xilinx Inc.	336	14,234
		509,958
MATERIALS - 3.1%
Agnico-Eagle Mines Ltd.	212	6,154
Ball Corp.	243	15,375
Celanese Corp. - Class A	253	14,805
Franco-Nevada Corp.	498	24,458
Martin Marietta Materials Inc.	151	19,470
RPM International Inc.	170	7,783
		88,045
TELECOMMUNICATION SERVICES - 0.2%
T-Mobile US Inc. (c)	154	4,458

UTILITIES - 0.6%
Calpine Corp. (c)	848	18,402
Total Common Stocks (cost $1,945,700)		2,611,758

PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%
LivingSocial (c) (f) (p) (q)	719	316

INFORMATION TECHNOLOGY - 0.3%
Atlassian Corp. (c) (f) (p) (q)	75	1,204
Dropbox Inc., Series A-1 (c) (f) (p) (q) (v)	258	4,372
Dropbox Inc., Series A (c) (f) (p) (q) (v)	53	890
		6,466
Total Preferred Stocks (cost $8,079)		6,782

SHORT TERM INVESTMENTS - 9.5%
Investment Companies - 6.4%
JNL Money Market Fund, 0.01% (a) (h)	1,223	1,223
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	178,189	178,189
		179,412
Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	87,604	87,604
Total Short Term Investments (cost $267,016)		267,016
Total Investments - 103.1% (cost $2,220,795)		2,885,556
Other Assets and Liabilities, Net - (3.1%)		(87,204)
Total Net Assets - 100.0%		$2,798,352

JNL/T. Rowe Price Short-Term Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 24.0%
Ally Auto Receivables Trust
0.75%, 02/21/17	$2,775	$2,767
3.15%, 10/15/18 (r)	960	988
Ally Master Owner Trust
0.95%, 02/15/17 (i)	8,000	8,018
1.00%, 02/15/18	580	581
1.29%, 01/15/19	2,065	2,058
American Express Credit Account Master Trust
0.99%, 03/15/18	2,840	2,848
1.29%, 03/15/18 (r)	3,245	3,263
1.07%, 05/15/18 (r)	770	773
1.26%, 01/15/20	2,775	2,764
AmeriCredit Automobile Receivables Trust
1.73%, 02/08/17	1,710	1,716
0.96%, 04/09/18	800	802
1.19%, 05/08/18	2,560	2,560
1.52%, 01/08/19	915	911
1.60%, 07/08/19	2,305	2,285
ARI Fleet Lease Trust, 0.81%, 11/15/22 (r)	3,480	3,482
Banc of America Commercial Mortgage Trust REMIC
5.92%, 05/10/45 (i)	6,510	6,875
5.37%, 09/10/45 (i)	3,260	3,392
5.63%, 07/10/46	1,737	1,837
5.45%, 09/10/47	190	204
Banc of America Merill Lynch Commercial Mortgage Inc. REMIC
4.62%, 07/10/43	2,285	2,305
4.67%, 07/10/43	7,804	7,896
Bank of America Corp. REMIC, 6.02%, 08/10/17 (i)	160	176
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.20%, 12/11/38	4,560	4,891
4.67%, 06/11/41	917	930
5.54%, 09/11/41	1,223	1,300
5.54%, 10/12/41	2,429	2,602
5.75%, 09/11/42	1,698	1,716
5.70%, 06/11/50	560	564
BMW Vehicle Lease Trust, 0.54%, 09/21/15	3,313	3,315

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Cabela’s Master Credit Card Trust, 1.60%, 01/16/18 (i) (r)	1,700	1,706
Capital Auto Receivables Asset Trust
0.79%, 06/20/17	4,790	4,797
1.24%, 10/20/17	2,985	3,002
1.09%, 03/20/18	6,860	6,871
1.26%, 05/21/18	4,790	4,786
1.32%, 06/20/18	2,310	2,318
1.48%, 11/20/18	1,060	1,058
2.22%, 01/22/19	645	648
CarMax Auto Owner Trust
0.89%, 09/15/16	596	597
0.84%, 03/15/17	1,616	1,618
0.52%, 07/17/17	2,310	2,312
1.69%, 08/15/19	325	321
1.93%, 11/15/19	460	455
CCG Receivables Trust, 1.06%, 11/15/21 (r)	1,980	1,978
Chase Issuance Trust, 1.01%, 10/15/18	2,295	2,292
Citibank Credit Card Issuance Trust, 1.02%, 02/22/19	5,020	4,998
Citigroup Commercial Mortgage Trust REMIC
1.20%, 03/10/47	1,142	1,134
1.24%, 05/10/47	1,974	1,961
1.39%, 07/10/47	1,202	1,195
CNH Equipment Trust
0.69%, 06/15/18	6,910	6,916
1.02%, 08/15/18	960	964
CNH Wholesale Master Note Trust, 0.75%, 08/15/19 (i) (r)	2,275	2,281
COMM Mortgage Trust REMIC
1.37%, 11/10/18	3,250	3,245
1.01%, 02/13/32 (i) (r)	1,280	1,276
1.22%, 02/10/47	5,475	5,439
1.28%, 05/10/47	1,415	1,406
1.44%, 07/15/47	1,753	1,742
Commercial Mortgage Pass-Through Certificates REMIC
1.42%, 07/10/19	2,573	2,560
5.17%, 06/10/44 (i)	560	578
1.16%, 12/10/44	176	177
1.30%, 03/10/47	1,424	1,413
1.26%, 04/10/47	2,100	2,085
Commercial Mortgage Trust REMIC
1.31%, 11/10/18	707	704
1.38%, 12/10/18	1,475	1,474
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	865	867
CSMC Trust REMIC, 0.95%, 04/15/27 (i) (r)	675	675
Diamond Resorts Owner Trust, 2.27%, 05/20/26 (r)	1,800	1,814
Enterprise Fleet Financing LLC
0.68%, 09/20/18 (r)	2,779	2,779
1.06%, 03/20/19 (r)	1,803	1,809
0.87%, 09/20/19 (r)	1,450	1,450
1.05%, 03/20/20 (r)	8,135	8,132
Exeter Automobile Receivables Trust, 1.06%, 08/15/18 (r)	674	674
Ford Credit Auto Lease Trust
1.01%, 05/15/16	2,130	2,136
1.28%, 06/15/16	1,565	1,569
1.23%, 11/15/16	2,010	2,002
1.51%, 08/15/17	1,375	1,377
1.10%, 11/15/17	1,975	1,973
REMIC, 1.10%, 12/15/15 (r)	735	737
REMIC, 1.50%, 03/15/17 (r)	910	914
Ford Credit Floorplan Master Owner Trust
4.20%, 02/15/17 (r)	3,120	3,164
4.99%, 02/15/17 (r)	2,230	2,269
1.40%, 08/15/19	3,595	3,577
Fosse Master Issuer Plc, 1.63%, 10/18/54 (i) (r)	1,228	1,239
GE Capital Credit Card Master Note Trust
1.03%, 01/15/18	2,960	2,965
5.75%, 03/15/18 (r)	2,325	2,379
GE Dealer Floorplan Master Note Trust
0.59%, 10/20/17 (i)	5,265	5,272
0.55%, 04/20/18 (i)	4,635	4,648
0.53%, 07/20/19 (i)	5,835	5,837
GE Equipment Midticket LLC, 0.78%, 09/22/20	2,390	2,390
GE Equipment Small Ticket LLC
1.04%, 09/21/15 (r)	365	365
0.95%, 09/25/17 (r)	4,995	4,997
GE Equipment Transportation LLC
0.99%, 11/23/15	12	12
1.48%, 08/23/22	845	841
GreatAmerica Leasing Receivables Funding LLC, 0.89%, 07/15/17 (r)	2,905	2,901
Greenwich Capital Commercial Funding Corp. REMIC, 6.01%, 07/10/38 (i)	3,521	3,737
GS Mortgage Securities Trust REMIC
5.55%, 04/10/38 (i)	2,845	2,965
1.21%, 07/10/46	1,177	1,179
1.29%, 06/10/47	1,531	1,521
1.51%, 09/10/47	2,710	2,706
GSMS Mortgage Securities Trust REMIC, 1.34%, 04/10/47	3,207	3,192
GTP Acquisition Partners I LLC
4.35%, 06/15/16 (r)	1,690	1,726
2.36%, 05/15/18 (r)	5,715	5,636
Hilton Grand Vacations Trust, 1.77%, 11/25/26 (r)	2,276	2,256
Holmes Master Issuer Plc, 1.88%, 10/15/54 (i) (r)	3,322	3,343
Honda Auto Receivables Owner Trust
0.56%, 05/15/16	1,618	1,619
1.55%, 08/18/17	1,362	1,363
0.69%, 09/18/17	3,030	3,032
HSBC Home Equity Loan Trust REMIC, 0.30%, 03/20/36 (i)	731	725
Huntington Auto Trust, 0.81%, 09/15/16	1,320	1,322
Hyundai Auto Lease Securitization Trust
0.77%, 10/17/16 (r)	3,480	3,485
1.26%, 09/17/18 (r)	1,630	1,628
Hyundai Auto Receivables Trust
3.51%, 11/15/17	6,830	7,024
0.73%, 06/15/18	4,305	4,302
0.75%, 09/17/18	3,900	3,889
John Deere Owner Trust, 0.60%, 03/15/17	7,160	7,172
JPMBB Commercial Mortgage Securities Trust REMIC
1.45%, 06/15/19	821	817
1.65%, 08/15/19	1,100	1,099
1.26%, 08/15/46	2,219	2,216
1.27%, 04/15/47	1,681	1,673
1.32%, 08/15/47	1,250	1,243
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.68%, 07/15/42	280	281
5.00%, 08/15/42 (i)	2,421	2,490
5.48%, 12/12/44 (i)	1,532	1,592
1.03%, 05/15/45	140	140
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 1.27%, 07/15/47	1,598	1,589
JPMorgan Mortgage Trust REMIC, 2.56%, 07/25/35 (i)	210	212
Kubota Credit Owner Trust, 0.58%, 02/15/17 (r)	2,705	2,705

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Lanark Master Issuer Plc REMIC, 0.73%, 12/22/54 (i) (r)	5,157	5,173
LB-UBS Commercial Mortgage Trust REMIC
5.20%, 11/15/30 (i)	3,775	3,847
4.57%, 01/15/31	99	102
Mercedes-Benz Auto Lease Trust
0.62%, 07/15/16	2,065	2,066
0.72%, 12/17/18	2,155	2,158
Mercedes-Benz Master Owner Trust, 0.79%, 11/15/17 (r)	9,925	9,939
Merrill Lynch Mortgage Trust REMIC, 5.78%, 08/12/43 (i)	1,125	1,207
MMAF Equipment Finance LLC, 0.87%, 01/08/19 (r)	6,215	6,188
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
1.31%, 10/15/46	1,543	1,541
1.25%, 02/15/47	1,144	1,137
1.29%, 06/15/47	1,088	1,079
1.55%, 08/15/47	1,878	1,872
1.69%, 10/15/47	1,625	1,624
Morgan Stanley Capital I Trust REMIC
4.78%, 12/13/41	400	400
4.99%, 08/13/42	1,565	1,582
5.73%, 07/12/44 (i)	2,403	2,549
Motor Plc
1.29%, 02/25/20 (r)	237	237
0.65%, 02/25/21 (r)	1,825	1,825
0.63%, 08/25/21 (i) (r)	2,420	2,423
MVW Owner Trust, 2.15%, 04/22/30 (r)	710	713
Navistar Financial Corp. Owner Trust, 1.19%, 01/18/19 (r)	1,472	1,473
Navistar Financial Dealer Note Master Trust
0.82%, 01/25/18 (i) (r)	4,920	4,923
0.83%, 09/25/18 (i) (r)	2,505	2,511
Nissan Auto Lease Trust, 0.75%, 06/15/16	960	960
RSB Bondco LLC, 5.72%, 04/01/18	2,366	2,431
SBA Tower Trust REMIC
2.93%, 12/15/17 (r)	7,540	7,647
3.60%, 04/15/18 (r)	2,270	2,270
2.24%, 04/16/18 (r)	2,925	2,883
Sequoia Mortgage Trust REMIC, 2.69%, 02/25/40 (i)	16	16
Sierra Receivables Funding Co. LLC, 2.07%, 03/20/30 (r)	2,572	2,578
Sierra Timeshare Receivables Funding LLC
1.59%, 11/20/29 (r)	947	947
2.20%, 10/20/30 (r)	1,375	1,373
2.05%, 06/20/31 (r)	2,013	2,000
SMART Trust
0.84%, 09/14/16	684	684
1.59%, 10/14/16 (r)	3,632	3,650
0.97%, 03/14/17	2,175	2,178
0.95%, 02/14/18	4,040	4,037
1.18%, 02/14/19	1,165	1,158
Structured Asset Securities Corp. REMIC, 2.43%, 09/25/33 (i)	420	422
Toyota Auto Receivables Owner Trust, 0.75%, 02/16/16	487	488
Volkswagen Auto Loan Enhanced Trust, 0.56%, 08/21/17	7,835	7,840
Volkswagen Credit Auto Master Trust, 1.40%, 07/22/19 (r)	4,095	4,078
Volvo Financial Equipment LLC, 0.82%, 04/16/18 (r)	1,850	1,845
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	674
Wells Fargo Mortgage Backed Securities Trust REMIC
2.61%, 06/25/34 (i)	159	160
2.61%, 04/25/35 (i)	1,351	1,372
WF-RBS Commercial Mortgage Trust REMIC
1.19%, 03/15/47	1,767	1,758
1.28%, 05/15/47	2,744	2,733
1.41%, 08/15/47	3,046	3,036
WFRBS Commercial Mortgage Trust REMIC
1.48%, 09/15/57	1,935	1,928
1.66%, 10/14/57	845	844
Wheels SPV 2 LLC, 0.84%, 03/20/23 (r)	2,230	2,222
Wheels SPV LLC REMIC, 1.19%, 03/20/21 (r)	322	323
World Omni Automobile Lease Securitization Trust
0.93%, 11/16/15	137	137
1.06%, 11/15/17	1,365	1,366
1.37%, 01/15/20	895	894
World Omni Master Owner Trust, 0.53%, 02/15/18 (i) (r)	7,440	7,447
Total Non-U.S. Government Agency Asset-Backed Securities (cost $436,240)		432,717

CORPORATE BONDS AND NOTES - 49.9%
CONSUMER DISCRETIONARY - 5.2%
AutoZone Inc.
5.75%, 01/15/15 (l)	780	792
5.50%, 11/15/15	955	1,005
1.30%, 01/13/17	2,490	2,490
Brinker International Inc., 2.60%, 05/15/18	1,455	1,454
British Sky Broadcasting Group Plc, 2.63%, 09/16/19 (r)	1,745	1,744
Carnival Corp., 1.20%, 02/05/16	2,075	2,081
COX Communications Inc., 5.45%, 12/15/14	967	976
Daimler Finance North America LLC
1.13%, 03/10/17 (r)	5,590	5,561
1.10%, 08/01/18 (i) (r)	3,745	3,807
Delphi Corp., 6.13%, 05/15/21 (e)	5,175	5,680
DIRECTV Holdings LLC
3.50%, 03/01/16	2,635	2,727
2.40%, 03/15/17 (e)	7,345	7,509
1.75%, 01/15/18	3,120	3,105
Dollar General Corp., 4.13%, 07/15/17	4,540	4,742
GLP Capital LP, 4.38%, 11/01/18 (e)	3,600	3,654
Hyundai Capital America, 1.45%, 02/06/17 (r)	1,845	1,844
Interpublic Group of Cos. Inc., 2.25%, 11/15/17	5,055	5,075
Mohawk Industries Inc., 6.13%, 01/15/16 (l)	2,745	2,920
NBCUniversal Enterprise Inc., 0.92%, 04/15/18 (i) (r)	2,635	2,661
Newell Rubbermaid Inc.
2.00%, 06/15/15	830	838
2.05%, 12/01/17	960	963
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (r)	4,015	4,056
Rogers Cable Inc., 6.75%, 03/15/15	877	902
Thomson Reuters Corp.
0.88%, 05/23/16	6,505	6,494
1.30%, 02/23/17	1,935	1,932
Time Warner Cable Inc.
8.75%, 02/14/19	3,570	4,495
8.25%, 04/01/19	3,575	4,442
Viacom Inc., 2.50%, 09/01/18	870	881
Volkswagen Group of America Finance LLC, 1.25%, 05/23/17 (r)	7,180	7,142
Whirlpool Corp., 1.35%, 03/01/17	1,045	1,041
		93,013

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CONSUMER STAPLES - 2.5%
Avon Products Inc., 2.38%, 03/15/16 (l)	1,790	1,808
BAT International Finance Plc, 1.40%, 06/05/15 (r)	2,490	2,502
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	1,650	1,706
3.20%, 06/15/17	6,640	6,878
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	6,605	6,620
CVS Caremark Corp., 1.20%, 12/05/16	1,765	1,767
Heineken NV, 1.40%, 10/01/17 (r)	2,565	2,548
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	6,968
Kraft Foods Group Inc., 1.63%, 06/04/15	2,670	2,690
Kroger Co., 1.20%, 10/17/16	1,315	1,315
Reynolds American Inc., 1.05%, 10/30/15	1,035	1,038
SABMiller Holdings Inc., 1.85%, 01/15/15 (r)	2,950	2,961
Tyson Foods Inc., 2.65%, 08/15/19	2,165	2,168
WM Wrigley Jr. Co.
1.40%, 10/21/16 (r)	785	789
2.00%, 10/20/17 (r)	3,875	3,911
		45,669
ENERGY - 9.7%
Anadarko Petroleum Corp., 6.38%, 09/15/17	6,615	7,487
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,551
Cameron International Corp.
1.15%, 12/15/16	620	619
1.40%, 06/15/17	2,265	2,263
Canadian Natural Resources Ltd.
1.45%, 11/14/14	2,945	2,949
5.70%, 05/15/17	4,010	4,434
CNOOC Finance 2013 Ltd., 1.13%, 05/09/16	1,831	1,832
CNOOC Nexen Finance 2014 ULC, 1.63%, 04/30/17	1,835	1,836
Continental Resources Inc., 7.13%, 04/01/21	3,870	4,291
DCP Midstream LLC, 5.38%, 10/15/15 (r)	3,310	3,459
DCP Midstream Operating LP
3.25%, 10/01/15	280	287
2.50%, 12/01/17	4,640	4,735
2.70%, 04/01/19	140	140
Delek & Avner Tamar Bond Ltd., 2.80%, 12/30/16 (r)	1,245	1,245
Ecopetrol SA, 4.25%, 09/18/18 (e)	4,115	4,362
Enbridge Inc.
0.89%, 10/01/16 (i)	5,230	5,262
0.68%, 06/02/17 (i)	1,580	1,585
Energy Transfer Partners LP
5.95%, 02/01/15	4,110	4,178
6.70%, 07/01/18	1,465	1,687
EnLink Midstream Partners LP, 2.70%, 04/01/19	630	634
Ensco Plc, 3.25%, 03/15/16	7,605	7,833
Enterprise Products Operating LLC
5.60%, 10/15/14	2,263	2,267
1.25%, 08/13/15	3,220	3,235
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	4,685	4,801
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	2,480	2,493
3.50%, 03/01/16	1,525	1,577
Korea National Oil Corp., 4.00%, 10/27/16 (r)	1,725	1,813
Marathon Oil Corp., 0.90%, 11/01/15	4,570	4,572
Murphy Oil Corp., 2.50%, 12/01/17 (l)	6,955	7,065
Nabors Industries Inc., 2.35%, 09/15/16	1,040	1,063
Noble Holding International Ltd.
3.45%, 08/01/15	975	995
3.05%, 03/01/16	4,295	4,389
2.50%, 03/15/17	540	550
ONEOK Partners LP
3.25%, 02/01/16	5,835	6,016
3.20%, 09/15/18	270	280
Petrobras Global Finance BV
2.00%, 05/20/16 (e)	3,575	3,575
3.25%, 03/17/17	3,965	4,012
Petroleos Mexicanos
3.50%, 07/18/18	2,230	2,312
3.13%, 01/23/19 (r)	565	579
Phillips 66, 1.95%, 03/05/15	2,760	2,778
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	7,805
Plains Exploration & Production Co.
6.13%, 06/15/19	645	706
6.50%, 11/15/20	3,376	3,697
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,075
SESI LLC
6.38%, 05/01/19	3,940	4,098
7.13%, 12/15/21	3,995	4,414
Talisman Energy Inc., 5.13%, 05/15/15	3,005	3,088
Tennessee Gas Pipeline Co. LLC, 8.00%, 02/01/16	4,960	5,396
TransCanada PipeLines Ltd., 0.91%, 06/30/16 (i)	5,985	6,034
Transocean Inc.
4.95%, 11/15/15	1,910	1,983
5.05%, 12/15/16 (l)	1,285	1,370
2.50%, 10/15/17 (l)	4,490	4,490
Williams Partners LP, 3.80%, 02/15/15	6,561	6,634
		173,831
FINANCIALS - 19.0%
Aflac Inc., 2.65%, 02/15/17	645	665
AIA Group Ltd., 2.25%, 03/11/19 (r)	1,086	1,076
American Express Co., 0.82%, 05/22/18 (e) (i)	7,075	7,136
American Honda Finance Corp., 0.61%, 05/26/16 (i) (r)	4,910	4,933
ANZ National International Ltd., 1.85%, 10/15/15 (r)	5,455	5,521
Bank of America Corp.
1.50%, 10/09/15	435	438
1.25%, 01/11/16	5,045	5,066
1.70%, 08/25/17 (e)	2,715	2,706
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 09/09/16 (r)	5,935	5,993
Banque Federative du Credit Mutuel SA
1.70%, 01/20/17 (r)	4,140	4,158
2.50%, 10/29/18 (r)	4,075	4,100
Barclays Bank Plc
5.00%, 09/22/16 (e)	2,655	2,850
6.05%, 12/04/17 (r)	6,620	7,359
BB&T Corp., 1.09%, 06/15/18 (i)	2,115	2,152
Boston Properties LP, 5.00%, 06/01/15	3,095	3,186
BPCE SA, 2.50%, 12/10/18	4,080	4,091
Capital One Bank USA NA, 1.15%, 11/21/16	1,200	1,200
Capital One Financial Corp., 2.15%, 03/23/15	3,065	3,089
Citigroup Inc.
1.25%, 01/15/16	4,270	4,287
1.30%, 11/15/16	765	765
1.55%, 08/14/17	8,420	8,359
CNA Financial Corp., 6.50%, 08/15/16	2,155	2,367
Commonwealth Bank of Australia, 1.13%, 03/13/17	7,745	7,713
Credit Suisse, 1.38%, 05/26/17	5,805	5,773
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	5,105
ERP Operating LP, 5.13%, 03/15/16	4,000	4,247

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Fidelity National Financial Inc., 6.60%, 05/15/17	3,100	3,448
Fifth Third Bancorp, 3.63%, 01/25/16	2,730	2,826
Fifth Third Bank
1.15%, 11/18/16	2,855	2,857
1.35%, 06/01/17	2,960	2,951
Ford Motor Credit Co. LLC
3.00%, 06/12/17	4,470	4,614
1.68%, 09/08/17	7,310	7,275
General Electric Capital Corp., 0.94%, 04/02/18 (i)	8,150	8,243
Goldman Sachs Group Inc.
1.60%, 11/23/15	4,103	4,136
6.25%, 09/01/17	6,198	6,955
6.15%, 04/01/18	1,780	2,007
Harley-Davidson Financial Services Inc., 1.15%, 09/15/15 (r)	3,955	3,975
HBOS Plc, 6.75%, 05/21/18 (r)	5,360	6,064
HSBC Bank Plc, 0.87%, 05/15/18 (i) (r)	4,875	4,917
Hyundai Capital America
1.63%, 10/02/15 (r)	1,870	1,883
1.88%, 08/09/16 (r)	2,970	3,007
Hyundai Capital Services Inc.
6.00%, 05/05/15 (r)	1,175	1,210
4.38%, 07/27/16 (r)	5,345	5,632
3.50%, 09/13/17 (r)	1,725	1,800
IntercontinentalExchange Group Inc., 2.50%, 10/15/18	1,375	1,396
JPMorgan Chase & Co.
0.85%, 02/26/16 (i)	3,195	3,214
2.00%, 08/15/17	8,560	8,631
KeyBank NA, 4.95%, 09/15/15	590	614
KeyCorp, 3.75%, 08/13/15	2,560	2,629
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,570
Legg Mason Inc., 2.70%, 07/15/19	635	637
Lloyds Bank Plc, 2.30%, 11/27/18	2,350	2,356
Manufacturers & Traders Trust Co., 1.25%, 01/30/17	5,705	5,711
Marsh & McLennan Cos. Inc., 2.55%, 10/15/18	1,655	1,683
Merrill Lynch & Co. Inc.
6.40%, 08/28/17 (e)	1,805	2,031
6.88%, 04/25/18	2,500	2,884
Metropolitan Life Global Funding I
1.30%, 04/10/17 (e) (r)	5,155	5,147
1.50%, 01/10/18 (r)	3,440	3,412
Mizuho Bank Ltd., 1.70%, 09/25/17 (r)	3,255	3,252
Morgan Stanley
1.51%, 04/25/18 (i)	5,755	5,917
1.08%, 01/24/19 (i)	10,550	10,670
National Bank of Canada, 1.45%, 11/07/17	8,005	7,952
New York Life Global Funding, 2.45%, 07/14/16 (r)	5,160	5,310
Nordea Bank AB, 0.88%, 05/13/16 (r)	10,140	10,139
PNC Bank NA, 1.15%, 11/01/16	2,845	2,853
Principal Financial Group Inc., 1.85%, 11/15/17	980	980
Regions Bank, 7.50%, 05/15/18 (e)	4,870	5,679
Regions Financial Corp.
7.75%, 11/10/14	1,470	1,480
5.75%, 06/15/15	2,895	2,987
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,950	2,994
Simon Property Group LP, 4.20%, 02/01/15	540	542
Standard Chartered Plc, 1.50%, 09/08/17 (r)	4,745	4,728
Sumitomo Mitsui Banking Corp., 0.90%, 01/18/16	3,235	3,237
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,490
SunTrust Banks Inc., 2.35%, 11/01/18	1,870	1,875
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	9,198
Toronto-Dominion Bank, 0.79%, 04/30/18 (i)	4,565	4,601
Union Bank NA, 2.13%, 06/16/17	3,630	3,689
Ventas Realty LP
3.13%, 11/30/15	4,955	5,088
2.00%, 02/15/18	1,585	1,585
Wachovia Bank NA, 4.88%, 02/01/15	2,210	2,241
Wachovia Capital Trust III, 5.80%, (callable at 100 beginning 11/10/14) (m)	425	412
WEA Finance LLC, 1.75%, 09/15/17 (r)	2,610	2,614
Wells Fargo & Co.
2.10%, 05/08/17	3,120	3,182
1.40%, 09/08/17 (e)	3,350	3,340
Westpac Banking Corp., 1.05%, 11/25/16	2,580	2,583
Woodside Finance Ltd., 4.50%, 11/10/14 (r)	3,175	3,188
XLIT Ltd., 2.30%, 12/15/18	2,015	2,014
		342,870
HEALTH CARE - 3.3%
AbbVie Inc., 1.20%, 11/06/15 (e)	5,940	5,962
Aetna Inc., 1.50%, 11/15/17	2,050	2,042
Agilent Technologies Inc., 6.50%, 11/01/17	4,410	5,085
Celgene Corp., 1.90%, 08/15/17	770	776
Express Scripts Holding Co.
2.75%, 11/21/14	4,895	4,910
2.10%, 02/12/15	945	950
1.25%, 06/02/17	2,790	2,768
Express Scripts Inc., 3.13%, 05/15/16	2,700	2,796
Gilead Sciences Inc., 2.40%, 12/01/14	2,205	2,213
Humana Inc.
6.45%, 06/01/16	1,775	1,932
2.63%, 10/01/19	1,435	1,435
Life Technologies Corp.
4.40%, 03/01/15	1,185	1,203
3.50%, 01/15/16	6,030	6,224
McKesson Corp.
0.95%, 12/04/15	1,575	1,577
1.29%, 03/10/17	2,735	2,725
Perrigo Co. Plc, 1.30%, 11/08/16 (r)	2,915	2,917
Thermo Fisher Scientific Inc., 1.30%, 02/01/17	2,615	2,607
UnitedHealth Group Inc.
0.85%, 10/15/15	1,540	1,545
1.88%, 11/15/16	1,535	1,562
Ventas Realty LP
1.55%, 09/26/16	700	705
1.25%, 04/17/17	910	906
Watson Pharmaceuticals Inc., 1.88%, 10/01/17 (e)	4,435	4,397
WellPoint Inc., 1.25%, 09/10/15	1,680	1,690
		58,927
INDUSTRIALS - 3.2%
Anstock II Ltd., 2.13%, 07/24/17	2,675	2,642
BAA Funding Ltd., 2.50%, 06/25/15 (r)	5,690	5,761
Catholic Health Initiatives
1.60%, 11/01/17	535	537
2.60%, 08/01/18	2,165	2,195
Eaton Corp., 1.50%, 11/02/17	2,205	2,196
ERAC USA Finance LLC
5.60%, 05/01/15 (r)	1,190	1,224
1.40%, 04/15/16 (r)	2,670	2,689
2.75%, 03/15/17 (r)	1,475	1,520
6.38%, 10/15/17 (r)	620	705
2.80%, 11/01/18 (r)	400	410
Experian Finance Plc, 2.38%, 06/15/17 (r)	2,080	2,112
GATX Corp.
3.50%, 07/15/16	3,365	3,504
1.25%, 03/04/17	2,575	2,556

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.38%, 07/30/18	1,005	1,011
General Electric Co., 0.85%, 10/09/15	3,720	3,736
International Lease Finance Corp., 2.18%, 06/15/16 (e) (i)	3,475	3,440
JB Hunt Transport Services Inc., 2.40%, 03/15/19	755	757
Kansas City Southern de Mexico SA de CV, 2.35%, 05/15/20	2,255	2,161
Penske Truck Leasing Co. LP
3.13%, 05/11/15 (r)	990	1,004
2.50%, 03/15/16 (r)	4,265	4,351
2.88%, 07/17/18 (r)	1,405	1,438
2.50%, 06/15/19 (r)	2,080	2,069
Roper Industries Inc.
1.85%, 11/15/17	885	888
2.05%, 10/01/18	2,290	2,269
Southwest Airlines Co.
5.25%, 10/01/14	2,760	2,760
5.75%, 12/15/16	1,625	1,776
Waste Management Inc., 2.60%, 09/01/16	1,300	1,338
		57,049
INFORMATION TECHNOLOGY - 1.2%
Amphenol Corp., 1.55%, 09/15/17	1,335	1,333
Arrow Electronics Inc., 3.38%, 11/01/15	2,295	2,354
Avnet Inc., 6.63%, 09/15/16	875	964
Baidu Inc., 2.75%, 06/09/19	1,670	1,659
Fidelity National Information Services Inc., 1.45%, 06/05/17	1,280	1,273
Fiserv Inc., 3.13%, 06/15/16	6,315	6,526
Hewlett-Packard Co.
2.63%, 12/09/14	2,755	2,766
2.35%, 03/15/15	1,985	2,002
Juniper Networks Inc., 3.10%, 03/15/16	575	590
Tencent Holdings Ltd., 2.00%, 05/02/17 (r)	2,375	2,376
Xerox Corp., 2.95%, 03/15/17	575	595
		22,438
MATERIALS - 1.2%
Anglo American Capital Plc, 1.18%, 04/15/16 (i) (r)	1,805	1,815
Eastman Chemical Co., 2.40%, 06/01/17	1,930	1,970
Goldcorp Inc., 2.13%, 03/15/18	3,900	3,890
International Paper Co., 5.30%, 04/01/15 (e)	1,194	1,222
Martin Marietta Materials Inc., 1.33%, 06/30/17 (i) (r)	2,390	2,400
Rio Tinto Finance USA Plc, 1.38%, 06/17/16	4,245	4,270
Rock-Tenn Co., 3.50%, 03/01/20	3,250	3,305
Vale Overseas Ltd., 6.25%, 01/23/17	1,655	1,823
		20,695
TELECOMMUNICATION SERVICES - 1.8%
America Movil SAB de CV
3.63%, 03/30/15	1,580	1,602
2.38%, 09/08/16	2,565	2,620
American Tower Corp., 4.63%, 04/01/15	9,900	10,097
British Telecommunications Plc, 1.63%, 06/28/16	1,695	1,711
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,852
Verizon Communications Inc.
1.35%, 06/09/17	3,285	3,269
2.63%, 02/21/20 (r)	4,573	4,517
		32,668
UTILITIES - 2.8%
Appalachian Power Co., 3.40%, 05/24/15	455	463
CMS Energy Corp., 4.25%, 09/30/15	7,505	7,754
Commonwealth Edison Co., 1.95%, 09/01/16	1,095	1,116
Dominion Resources Inc.
1.95%, 08/15/16	1,465	1,489
1.25%, 03/15/17	3,370	3,367
1.40%, 09/15/17	4,295	4,265
Duke Energy Corp., 1.63%, 08/15/17	1,440	1,446
Electricite de France, 1.15%, 01/20/17 (r)	3,945	3,935
Enel Finance International NV, 3.88%, 10/07/14 (r)	2,535	2,537
Georgia Power Co., 0.55%, 03/15/16 (i)	1,980	1,980
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,892
Mississippi Power Co., 2.35%, 10/15/16	1,020	1,046
Monongahela Power Co., 5.70%, 03/15/17 (r)	420	460
NextEra Energy Capital Holdings Inc., 1.20%, 06/01/15	1,320	1,326
Origin Energy Finance Ltd., 3.50%, 10/09/18 (r)	4,070	4,173
PPL Capital Funding Inc., 1.90%, 06/01/18	1,220	1,215
PPL WEM Holdings Plc, 3.90%, 05/01/16 (r)	4,735	4,928
PSEG Power LLC, 2.75%, 09/15/16	1,215	1,256
Southern Co., 1.95%, 09/01/16	1,370	1,397
Zhejiang Energy Group Hong Kong Ltd., 2.30%, 09/30/17	3,785	3,776
		50,821
Total Corporate Bonds and Notes (cost $893,066)		897,981

GOVERNMENT AND AGENCY OBLIGATIONS - 24.0%
GOVERNMENT SECURITIES - 11.6%
Federal Home Loan Mortgage Corp. - 1.4% (w)
Federal Home Loan Mortgage Corp., 0.88%, 10/14/16	25,000	25,103
Federal National Mortgage Association - 1.3% (w)
Federal National Mortgage Association
0.63%, 08/26/16	9,780	9,772
0.88%, 08/28/17 (e)	13,755	13,664
		23,436
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,318
University of California, 0.66%, 07/01/41	1,470	1,476
		6,794
Sovereign - 1.7%
Hazine Mustesarligi Varlik Kiralama A/S, 4.56%, 10/10/18 (r)	1,825	1,878
Iceland Government International Bond, 4.88%, 06/16/16 (r)	7,510	7,817
Mexico Bonos, 9.50%, 12/18/14, MXN	282,210	21,285
		30,980
Treasury Inflation Index Securities - 3.4%
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/15 (n)	10,763	10,770
1.88%, 07/15/15 (n)	15,409	15,751
0.13%, 04/15/17 (n)	34,568	35,033
		61,554
U.S. Treasury Securities - 3.4%
U.S. Treasury Note
0.50%, 07/31/17	34,785	34,263
0.75%, 05/22/18 (e)	27,255	27,240
		61,503
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.4%
Federal Home Loan Mortgage Corp. - 2.4%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/17 - 12/01/23	2,598	2,790
4.50%, 11/01/18 - 08/01/25	860	925
5.50%, 10/01/19 - 07/01/20	512	548

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
1.60%, 09/25/24 (i)	3,025	3,019
4.00%, 05/01/26	1,238	1,322
2.31%, 09/01/33 (i)	18	19
2.36%, 09/01/33 (i)	108	115
2.23%, 10/01/34 - 02/01/35 (i)	99	106
2.38%, 11/01/34 - 02/01/35 (i)	183	197
2.51%, 11/01/34 (i)	48	51
2.52%, 11/01/34 (i)	32	34
2.53%, 11/01/34 - 02/01/35 (i)	86	92
2.30%, 01/01/35 - 02/01/35 (i)	107	115
2.24%, 02/01/35 - 03/01/36 (i)	309	328
2.25%, 02/01/35 - 10/01/35 (i)	807	855
2.49%, 09/01/35 (i)	661	705
2.35%, 11/01/35 (i)	237	253
6.00%, 11/01/37	1,083	1,223
REMIC, 1.43%, 08/25/17	5,810	5,834
REMIC, 1.37%, 05/25/19	6,762	6,768
REMIC, 2.06%, 03/25/20	8,163	8,279
REMIC, 5.00%, 10/15/21	238	246
REMIC, 0.60%, 05/15/36 (i)	458	462
REMIC, 0.65%, 08/15/41 - 07/15/42 (i)	8,364	8,436
		42,722
Federal National Mortgage Association - 7.8%
Federal National Mortgage Association
5.50%, 01/01/17 - 12/01/39	25,216	28,113
4.50%, 06/01/19 - 07/01/26	20,485	21,946
5.00%, 07/01/19 - 07/01/41	9,994	10,914
4.00%, 02/01/25 - 10/01/41	27,318	28,990
3.50%, 10/01/25 - 02/01/27	17,686	18,638
3.00%, 10/01/26 - 09/01/27	9,785	10,114
2.23%, 03/01/33 (i)	4	4
1.79%, 06/01/33 (i)	37	39
2.34%, 06/01/33 - 12/01/33 (i)	819	873
2.35%, 07/01/33 (i)	29	31
2.63%, 09/01/33 (i)	2	2
2.20%, 12/01/33 (i)	2	2
2.42%, 04/01/34 - 06/01/35 (i)	626	670
2.24%, 10/01/34 - 01/01/35 (i)	79	84
2.13%, 11/01/34 (i)	4	4
2.49%, 11/01/34 - 04/01/35 (i)	834	894
2.21%, 12/01/34 - 05/01/35 (i)	190	202
2.22%, 01/01/35 (i)	57	61
2.25%, 01/01/35 - 02/01/35 (i)	57	62
2.32%, 02/01/35 (i)	144	153
1.98%, 03/01/35 (i)	44	47
1.95%, 04/01/35 (i)	298	313
2.44%, 04/01/35 - 11/01/35 (i)	342	368
1.94%, 05/01/35 (i)	658	703
2.02%, 05/01/35 (i)	229	241
2.19%, 06/01/35 (i)	419	448
2.29%, 07/01/35 (i)	395	400
2.41%, 07/01/35 (i)	330	354
1.76%, 08/01/35 (i)	647	675
2.14%, 08/01/35 (i)	439	471
2.10%, 11/01/35 (i)	643	678
2.17%, 02/01/36 (i)	947	1,010
2.31%, 02/01/36 (i)	362	386
2.27%, 03/01/36 (i)	205	215
2.36%, 03/01/36 (i)	539	578
6.00%, 04/01/36 - 04/01/40	1,678	1,898
4.50%, 11/15/44, TBA (g)	4,190	4,509
REMIC, 5.00%, 08/25/19 - 11/25/21	1,707	1,785
REMIC, 0.60%, 07/25/42 (i)	4,591	4,604
		141,479
Government National Mortgage Association - 2.2%
Government National Mortgage Association
7.00%, 12/15/17	122	127
5.50%, 07/15/20	116	123
3.00%, 06/20/27 - 09/20/27	6,618	6,901
5.00%, 12/20/34 - 02/20/40	1,090	1,213
6.00%, 07/15/36	2,284	2,647
5.00%, 11/20/39, TBA (g)	8,135	9,054
4.50%, 09/20/40	1,958	2,136
3.50%, 03/20/43 - 04/20/43	6,653	6,900
REMIC, 0.60%, 07/16/42 (i)	10,232	10,273
		39,374
Total Government and Agency Obligations (cost $431,918)		432,945

SHORT TERM INVESTMENTS - 4.2%
Investment Companies - 2.5%
JNL Money Market Fund, 0.01% (a) (h)	8,507	8,507
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	36,437	36,437
		44,944
Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	29,775	29,775
Total Short Term Investments (cost $74,719)		74,719
Total Investments - 102.1% (cost $1,835,943)		1,838,362
Other Assets and Liabilities, Net - (2.1%)		(37,865)
Total Net Assets - 100.0%		$1,800,497

JNL/T. Rowe Price Value Fund

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 5.5%
Carnival Corp.	808	$32,461
Comcast Corp. - Special Class A (e)	348	18,591
J.C. Penney Co. Inc. (c) (e)	1,610	16,168
Johnson Controls Inc.	129	5,663
Kohl’s Corp.	305	18,626
Lowe’s Cos. Inc.	679	35,954
Time Warner Cable Inc.	56	8,036
Time Warner Inc.	99	7,468
TRW Automotive Holdings Corp. (c)	48	4,850
Twenty-First Century Fox Inc. - Class A	144	4,921
Viacom Inc.	228	17,519
		170,257
CONSUMER STAPLES - 6.8%
Archer-Daniels-Midland Co.	220	11,227
Avon Products Inc.	817	10,289
Bunge Ltd.	364	30,635
ConAgra Foods Inc.	542	17,911
Dr. Pepper Snapple Group Inc.	301	19,364
Energizer Holdings Inc.	62	7,676
Ingredion Inc.	354	26,799
PepsiCo Inc.	132	12,279
Philip Morris International Inc.	400	33,368
Procter & Gamble Co.	78	6,557
Rite Aid Corp. (c)	1,584	7,666
Sysco Corp.	760	28,834
		212,605
ENERGY - 10.4%
Anadarko Petroleum Corp.	186	18,888
Apache Corp.	540	50,671
Chesapeake Energy Corp.	1,207	27,751

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Cimarex Energy Co.	88	11,084
Concho Resources Inc. (c)	85	10,633
CONSOL Energy Inc.	46	1,722
ENI SpA	925	21,941
Marathon Oil Corp.	645	24,242
National Oilwell Varco Inc.	53	4,056
Phillips 66	973	79,123
Pioneer Natural Resources Co.	177	34,815
Royal Dutch Shell Plc - ADR	307	23,357
Spectra Energy Corp.	356	13,973
		322,256
FINANCIALS - 22.8%
Allstate Corp.	169	10,396
Ameriprise Financial Inc.	117	14,411
Bank of America Corp.	3,958	67,481
Bank of New York Mellon Corp.	578	22,367
Barclays Plc	4,151	15,268
Citigroup Inc.	1,313	68,034
Digital Realty Trust Inc. (e)	112	7,012
Discover Financial Services	394	25,383
Intercontinental Exchange Inc.	94	18,237
Invesco Ltd.	355	14,023
JPMorgan Chase & Co.	1,447	87,167
Marsh & McLennan Cos. Inc.	550	28,766
MetLife Inc.	1,226	65,857
Morgan Stanley	1,607	55,568
PNC Financial Services Group Inc.	312	26,727
Royal Bank of Scotland Group Plc (c)	412	2,454
State Street Corp.	524	38,564
U.S. Bancorp	257	10,746
UniCredit SpA	1,053	8,272
Wells Fargo & Co.	947	49,121
Weyerhaeuser Co.	1,691	53,881
XL Group Plc	615	20,384
		710,119
HEALTH CARE - 19.6%
AbbVie Inc.	548	31,658
Aetna Inc.	54	4,342
Agilent Technologies Inc.	897	51,111
Amgen Inc.	131	18,428
CIGNA Corp.	367	33,283
Covidien Plc	290	25,079
HCA Holdings Inc. (c)	492	34,665
Hospira Inc. (c)	618	32,144
Johnson & Johnson	597	63,581
Merck & Co. Inc.	1,403	83,158
Novartis AG	255	23,971
Pfizer Inc.	2,456	72,613
Thermo Fisher Scientific Inc.	538	65,426
UnitedHealth Group Inc.	468	40,374
WellPoint Inc.	255	30,491
		610,324
INDUSTRIALS - 13.8%
3M Co.	179	25,389
American Airlines Group Inc.	2,393	84,893
Boeing Co.	437	55,691
General Electric Co.	4,838	123,937
Honeywell International Inc.	546	50,825
Republic Services Inc. - Class A	177	6,922
Terex Corp.	328	10,411
Textron Inc.	492	17,707
United Technologies Corp.	512	54,035
		429,810
INFORMATION TECHNOLOGY - 6.8%
Cisco Systems Inc.	531	13,358
Micron Technology Inc. (c)	1,101	37,734
Microsoft Corp.	92	4,246
NXP Semiconductors NV (c)	229	15,643
QUALCOMM Inc.	86	6,393
Seagate Technology	233	13,321
Texas Instruments Inc.	864	41,214
Western Digital Corp.	121	11,766
Western Union Co. (e)	1,241	19,909
Xerox Corp.	3,637	48,112
		211,696
MATERIALS - 4.5%
Celanese Corp. - Class A	626	36,634
Holcim Ltd.	123	8,943
International Paper Co.	779	37,204
LyondellBasell Industries NV	284	30,859
Steel Dynamics Inc.	382	8,635
Vulcan Materials Co.	106	6,384
West Fraser Timber Co. Ltd.	195	9,518
		138,177
TELECOMMUNICATION SERVICES - 0.2%
Windstream Holdings Inc. (e)	668	7,198

UTILITIES - 9.1%
AES Corp.	2,753	39,040
American Electric Power Co. Inc.	443	23,150
Calpine Corp. (c)	1,122	24,356
CenterPoint Energy Inc.	61	1,481
Entergy Corp.	281	21,753
Exelon Corp.	934	31,847
FirstEnergy Corp.	1,049	35,218
MDU Resources Group Inc.	949	26,378
NRG Energy Inc.	1,525	46,490
PG&E Corp.	710	31,978
		281,691
Total Common Stocks (cost $2,559,988)		3,094,133

SHORT TERM INVESTMENTS - 2.5%
Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	774	774
T. Rowe Price Reserves Investment Fund, 0.05% (a) (h)	20,110	20,110
		20,884
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	58,361	58,361
Total Short Term Investments (cost $79,245)		79,245
Total Investments - 102.0% (cost $2,639,233)		3,173,378
Other Assets and Liabilities, Net - (2.0%)		(63,670)
Total Net Assets - 100.0%		$3,109,708

JNL/WMC Balanced Fund

COMMON STOCKS - 65.1%
CONSUMER DISCRETIONARY - 4.9%
Autoliv Inc. (e)	180	$16,569
Comcast Corp. - Class A	1,237	66,510
Ford Motor Co.	2,189	32,369
Honda Motor Co. Ltd. - ADR (e)	405	13,874
Las Vegas Sands Corp.	84	5,242
Lowe’s Cos. Inc.	609	32,230
Time Warner Inc.	35	2,611

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Walt Disney Co.	257	22,920
		192,325
CONSUMER STAPLES - 4.0%
CVS Caremark Corp.	589	46,917
Kraft Foods Group Inc.	175	9,894
Philip Morris International Inc.	304	25,338
Procter & Gamble Co.	329	27,542
Unilever NV - ADR	549	21,776
Wal-Mart Stores Inc.	333	25,432
		156,899
ENERGY - 7.1%
Anadarko Petroleum Corp.	376	38,103
BP Plc - ADR	22	950
Cameco Corp.	970	17,124
Chevron Corp.	551	65,781
Exxon Mobil Corp.	653	61,425
Halliburton Co.	348	22,465
Imperial Oil Ltd.	451	21,273
Marathon Oil Corp.	444	16,693
Phillips 66	96	7,839
Schlumberger Ltd.	139	14,086
Total SA - ADR	135	8,710
		274,449
FINANCIALS - 13.6%
ACE Ltd.	436	45,722
AFLAC Inc.	346	20,142
Ameriprise Financial Inc.	125	15,477
Bank of Nova Scotia	305	18,845
BlackRock Inc.	110	36,106
Citigroup Inc.	684	35,431
JPMorgan Chase & Co.	1,140	68,686
Marsh & McLennan Cos. Inc.	409	21,421
MetLife Inc.	506	27,158
PNC Financial Services Group Inc.	507	43,358
Principal Financial Group Inc.	502	26,326
Prudential Financial Inc.	538	47,312
SL Green Realty Corp.	72	7,305
Wells Fargo & Co.	2,230	115,658
		528,947
HEALTH CARE - 11.5%
AstraZeneca Plc - ADR	324	23,172
Bristol-Myers Squibb Co.	660	33,800
Cardinal Health Inc.	540	40,432
Eli Lilly & Co.	717	46,522
Johnson & Johnson	628	66,937
Medtronic Inc.	684	42,347
Merck & Co. Inc.	1,681	99,669
Pfizer Inc.	1,457	43,086
UnitedHealth Group Inc.	342	29,504
Zoetis Inc. - Class A	648	23,947
		449,416
INDUSTRIALS - 8.3%
Caterpillar Inc.	112	11,138
CSX Corp.	879	28,170
Deere & Co. (e)	166	13,611
Eaton Corp. Plc	340	21,572
Equifax Inc.	360	26,908
FedEx Corp.	125	20,174
Honeywell International Inc.	377	35,146
Nielsen NV	408	18,074
Northrop Grumman Systems Corp.	105	13,773
Raytheon Co.	301	30,541
Textron Inc.	426	15,322
United Continental Holdings Inc. (c)	531	24,857
United Parcel Service Inc. - Class B	377	37,080
United Technologies Corp.	251	26,519
		322,885
INFORMATION TECHNOLOGY - 10.5%
Accenture Plc - Class A	469	38,174
Altera Corp.	356	12,744
Analog Devices Inc.	407	20,124
Apple Inc.	403	40,620
Avnet Inc.	235	9,758
Cisco Systems Inc.	1,406	35,390
eBay Inc. (c)	283	16,042
Intel Corp.	1,382	48,115
International Business Machines Corp.	116	22,018
Microsoft Corp.	1,542	71,474
Oracle Corp.	510	19,523
QUALCOMM Inc.	248	18,538
Symantec Corp.	842	19,791
Texas Instruments Inc.	346	16,479
Xerox Corp.	1,453	19,228
		408,018
MATERIALS - 1.5%
Dow Chemical Co.	505	26,485
Goldcorp Inc. (e)	464	10,684
International Paper Co.	478	22,811
		59,980
TELECOMMUNICATION SERVICES - 1.8%
Verizon Communications Inc.	1,377	68,826

UTILITIES - 1.9%
Ameren Corp.	505	19,342
Dominion Resources Inc.	276	19,087
Exelon Corp.	449	15,291
NRG Energy Inc.	669	20,401
		74,121
Total Common Stocks (cost $1,984,507)		2,535,866

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.5%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$32	32
Ally Master Owner Trust
1.44%, 02/15/17	3,000	3,010
1.54%, 09/15/19	3,690	3,668
AmeriCredit Automobile Receivables Trust
3.34%, 04/08/16	221	222
1.23%, 09/08/16	28	28
Apidos CDO, 1.71%, 04/17/26 (r)	2,090	2,090
ARES CLO Ltd., 1.76%, 04/17/26 (r)	2,030	2,027
Atlas Senior Loan Fund V Ltd., 1.81%, 07/16/26 (r)	495	495
Avery Point CLO Ltd., 1.75%, 04/25/26 (i) (r)	1,920	1,918
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.35%, 09/10/47 (e) (i)	1,193	1,228
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.76%, 04/12/38 (i)	189	199
5.89%, 09/11/38 (i)	570	607
5.20%, 12/11/38	780	837
5.60%, 03/11/39 (i)	910	952
5.54%, 09/11/41	574	609
5.54%, 10/12/41	594	637
Cent CLO 20 Ltd., 1.71%, 01/25/26 (r)	2,200	2,190
Cent CLO 21 Ltd., 1.72%, 07/27/26 (r)	625	623
Cent CLO 22 Ltd., 11/07/26 (r)	1,715	1,715
CIFC Funding Ltd., 1.73%, 04/18/25 (r)	1,970	1,965

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	840
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	887
Continental Airlines Inc. Pass-Through Trust, 5.98%, 04/19/22	236	263
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (e) (r)	2,407	2,485
Dryden Senior Loan Fund, 1.58%, 04/18/26 (r)	1,945	1,926
Ford Credit Floorplan Master Owner Trust, 1.92%, 01/15/19	1,545	1,569
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	842	848
Hilton USA Trust REMIC, 2.66%, 11/05/30 (r)	1,960	1,967
ING Investment Management Co., 1.77%, 04/18/26 (r)	1,940	1,936
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.48%, 12/12/44 (i)	203	211
Limerock CLO, 1.73%, 04/18/26 (i) (r)	2,200	2,197
Madison Park Funding XI Ltd., 1.68%, 01/19/25 (i) (r)	1,280	1,274
Madison Park Funding XII Ltd., 1.68%, 07/20/26 (r)	1,560	1,555
Merrill Lynch Mortgage Trust REMIC
5.05%, 07/12/38 (i)	500	511
5.86%, 05/12/39 (i)	1,050	1,109
Morgan Stanley Capital I Trust REMIC, 5.83%, 06/11/42 (i)	200	220
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	546
OZLM VI Ltd., 1.73%, 04/17/26 (i) (r)	1,625	1,621
Santander Drive Auto Receivables Trust
2.57%, 03/15/19	845	854
2.33%, 11/15/19	505	505
SBA Tower Trust
4.25%, 04/15/15 (r)	420	428
REMIC, 2.93%, 12/15/17 (r)	1,155	1,171
Seneca Park CLO Ltd., 1.70%, 07/17/26 (i) (r)	1,155	1,154
Shackleton CLO Ltd., 1.72%, 07/17/26 (r)	1,155	1,154
Southwest Airlines Co. Pass-Through Trust, 6.15%, 08/01/22	187	215
Springleaf Funding Trust, 2.41%, 12/15/22 (f) (r)	1,870	1,866
Springleaf Mortgage Loan Trust REMIC, 2.31%, 06/25/58 (i) (r)	305	299
Symphony CLO XIV Ltd., 1.71%, 07/14/26 (r)	1,930	1,932
Thacher Park CLO, 0.00%, 10/20/26 (i) (r)	920	920
Voya CLO Ltd., 1.68%, 07/17/26 (i) (r)	315	314
Total Non-U.S. Government Agency Asset-Backed Securities (cost $57,430)		57,829

CORPORATE BONDS AND NOTES - 9.0%
CONSUMER DISCRETIONARY - 1.2%
21st Century Fox America Inc., 4.00%, 10/01/23 (e)	420	435
Amazon.com Inc., 2.50%, 09/28/18	1,265	1,189
AutoZone Inc.
4.00%, 11/15/20 (e)	1,000	1,060
3.70%, 04/15/22	495	504
3.13%, 07/15/23	1,000	972
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (r)	660	660
3.75%, 09/16/24 (r)	1,380	1,377
CBS Corp.
5.75%, 04/15/20	805	920
4.30%, 02/15/21	525	560
3.38%, 03/01/22 (e)	905	907
Comcast Corp.
6.50%, 01/15/17	750	840
3.60%, 03/01/24	895	911
5.65%, 06/15/35	165	194
6.50%, 11/15/35	165	215
6.55%, 07/01/39	375	490
4.65%, 07/15/42	1,125	1,162
4.75%, 03/01/44	495	522
COX Communications Inc., 3.25%, 12/15/22 (r)	1,000	972
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,441
2.38%, 08/01/18 (r)	1,400	1,417
2.25%, 07/31/19 (e) (r)	1,580	1,568
8.50%, 01/18/31	300	453
DIRECTV Holdings LLC
1.75%, 01/15/18	1,000	995
4.45%, 04/01/24	3,820	3,984
Discovery Communications LLC
3.30%, 05/15/22	1,000	993
3.25%, 04/01/23 (e)	265	257
4.88%, 04/01/43	150	148
Grupo Televisa SAB
6.63%, 01/15/40	375	451
5.00%, 05/13/45	385	380
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (r)	735	755
Home Depot Inc., 4.40%, 03/15/45	285	288
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,028
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	550
NBCUniversal Enterprise Inc., 1.66%, 04/15/18 (r)	830	826
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,753
News America Inc.
4.50%, 02/15/21	850	924
3.00%, 09/15/22	750	731
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (r)	3,400	3,386
2.65%, 09/26/18 (e) (r)	1,445	1,472
Time Warner Cable Inc.
5.85%, 05/01/17	270	299
6.55%, 05/01/37	435	549
7.30%, 07/01/38	285	388
6.75%, 06/15/39	285	366
5.88%, 11/15/40	690	812
Time Warner Inc.
4.88%, 03/15/20	500	552
4.75%, 03/29/21	450	490
6.25%, 03/29/41	500	590
Viacom Inc.
3.25%, 03/15/23	1,535	1,501
4.38%, 03/15/43	951	876
Walt Disney Co., 4.13%, 06/01/44	955	953
		45,066
CONSUMER STAPLES - 0.8%
Altria Group Inc.
4.75%, 05/05/21	548	597
4.50%, 05/02/43 (e)	1,665	1,572
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (l)	680	816
5.38%, 01/15/20 (e) (l)	170	192
2.50%, 07/15/22	731	691
BAT International Finance Plc, 3.25%, 06/07/22 (e) (r)	1,945	1,940
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	1,266	1,271
3.88%, 11/26/23	1,400	1,444
ConAgra Foods Inc., 1.90%, 01/25/18 (e)	330	328

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CVS Caremark Corp.
5.75%, 06/01/17	74	82
4.00%, 12/05/23	2,680	2,791
Diageo Capital Plc, 2.63%, 04/29/23	1,800	1,715
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	254
Grupo Bimbo SAB de CV, 3.88%, 06/27/24 (r)	835	824
Heineken NV
2.75%, 04/01/23 (e) (r)	1,785	1,702
4.00%, 10/01/42 (r)	40	37
Japan Tobacco Inc., 2.10%, 07/23/18 (e) (r)	875	882
Kraft Foods Group Inc.
2.25%, 06/05/17	375	382
3.50%, 06/06/22	1,760	1,782
Kroger Co.
3.30%, 01/15/21	745	755
3.85%, 08/01/23	430	438
4.00%, 02/01/24	875	896
Molson Coors Brewing Co.
2.00%, 05/01/17	40	41
3.50%, 05/01/22 (e)	1,365	1,372
5.00%, 05/01/42 (e)	550	553
Mondelez International Inc., 6.50%, 02/09/40	1,000	1,254
PepsiCo Inc., 3.13%, 11/01/20	460	476
SABMiller Holdings Inc.
6.50%, 07/15/18 (r)	600	693
3.75%, 01/15/22 (r)	750	765
4.95%, 01/15/42 (r)	200	208
Sysco Corp.
3.00%, 10/02/21	560	561
3.50%, 10/02/24	320	321
Tyson Foods Inc., 2.65%, 08/15/19	410	410
Wal-Mart Stores Inc, 3.63%, 07/08/20	2,300	2,445
		30,490
ENERGY - 0.4%
BP Capital Markets Plc
4.75%, 03/10/19	675	744
3.25%, 05/06/22	1,000	993
2.50%, 11/06/22	600	564
3.99%, 09/26/23 (e)	195	202
Chevron Corp., 3.19%, 06/24/23	1,895	1,909
EOG Resources Inc., 5.63%, 06/01/19	190	218
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22 (r)	750	646
Halliburton Co., 3.50%, 08/01/23	2,750	2,800
Occidental Petroleum Corp., 4.10%, 02/01/21	941	1,015
Statoil ASA
5.25%, 04/15/19	215	242
2.90%, 11/08/20	1,650	1,683
Total Capital SA, 2.13%, 08/10/18 (e)	2,250	2,278
TransCanada Pipelines Ltd., 3.80%, 10/01/20	975	1,027
		14,321
FINANCIALS - 3.8%
Ace Capital Trust II, 9.70%, 04/01/30	525	770
ACE INA Holdings Inc., 3.35%, 05/15/24	925	923
American Express Centurion Bank, 6.00%, 09/13/17	850	957
American Express Credit Corp.
2.75%, 09/15/15	500	510
2.38%, 03/24/17	1,025	1,049
2.13%, 07/27/18 (e)	1,700	1,710
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,021
American International Group Inc., 4.13%, 02/15/24 (e)	1,100	1,143
American Tower Corp., 3.45%, 09/15/21 (e)	1,300	1,275
Ameriprise Financial Inc., 5.30%, 03/15/20	170	193
AvalonBay Communities Inc., 3.63%, 10/01/20	905	941
AXA SA, 8.60%, 12/15/30 (e)	425	572
Bank of America Corp.
6.50%, 08/01/16	2,000	2,183
5.42%, 03/15/17	700	758
2.00%, 01/11/18	1,200	1,195
7.63%, 06/01/19	800	967
5.63%, 07/01/20	140	158
4.13%, 01/22/24	1,800	1,835
4.20%, 08/26/24	4,600	4,554
5.88%, 02/07/42	300	359
5.00%, 01/21/44	500	527
Bank of Montreal, 2.50%, 01/11/17	2,650	2,729
Bank of New York Mellon Corp., 5.45%, 05/15/19	500	569
Bank of Nova Scotia, 3.40%, 01/22/15	625	631
Barclays Bank Plc
6.05%, 12/04/17 (r)	550	611
2.50%, 02/20/19	1,400	1,402
6.75%, 05/22/19	320	380
3.75%, 05/15/24	1,200	1,193
BNP Paribas SA
2.40%, 12/12/18 (e)	2,500	2,508
3.25%, 03/03/23 (e)	305	301
BPCE SA
2.50%, 12/10/18	520	521
2.50%, 07/15/19 (e)	2,400	2,383
4.00%, 04/15/24	1,255	1,265
5.15%, 07/21/24 (r)	1,375	1,417
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,326
Capital One Bank USA NA, 2.15%, 11/21/18	1,930	1,923
Capital One Financial Corp.
2.15%, 03/23/15	895	902
4.75%, 07/15/21	1,500	1,631
3.75%, 04/24/24	2,000	2,003
CDP Financial, 4.40%, 11/25/19 (r)	600	660
Citigroup Inc.
5.50%, 10/15/14	229	229
4.59%, 12/15/15	27	28
5.85%, 08/02/16 (e)	750	811
4.45%, 01/10/17	1,000	1,066
6.13%, 05/15/18	245	277
2.50%, 09/26/18	1,000	1,007
8.50%, 05/22/19	1,400	1,750
2.50%, 07/29/19	1,155	1,145
5.38%, 08/09/20	143	162
4.50%, 01/14/22	605	649
8.13%, 07/15/39	115	170
5.88%, 01/30/42	165	197
5.30%, 05/06/44 (e)	1,055	1,096
CNA Financial Corp., 3.95%, 05/15/24	225	228
Comerica Inc., 3.00%, 09/16/15	95	97
Compass Bank, 2.75%, 09/29/19 (e)	700	699
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.20%, 03/11/15 (r)	750	759
Credit Agricole SA
3.50%, 04/13/15 (e) (r)	740	751
2.50%, 04/15/19 (e) (r)	2,435	2,431
Credit Suisse
2.30%, 05/28/19 (e)	795	787
3.63%, 09/09/24	2,160	2,132
Credit Suisse New York, 3.50%, 03/23/15	345	350
Deutsche Bank AG
2.50%, 02/13/19 (e)	2,300	2,310
3.70%, 05/30/24	995	987
Deutsche Bank AG London, 3.45%, 03/30/15	500	508

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Discover Financial Services, 6.45%, 06/12/17	90	101
Eaton Vance Corp., 6.50%, 10/02/17	30	34
ERP Operating LP, 4.75%, 07/15/20	765	845
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	215
Five Corners Funding Trust, 4.42%, 11/15/23 (r)	1,505	1,576
Ford Motor Credit Co. LLC, 2.38%, 03/12/19 (e)	2,400	2,376
General Electric Capital Corp.
5.55%, 05/04/20	1,650	1,888
4.63%, 01/07/21	450	496
4.65%, 10/17/21	500	551
3.15%, 09/07/22	3,590	3,576
6.15%, 08/07/37	215	266
5.88%, 01/14/38	1,181	1,425
Goldman Sachs Group Inc.
5.35%, 01/15/16 (e)	400	423
5.63%, 01/15/17	670	728
2.38%, 01/22/18	755	762
6.00%, 06/15/20 (e)	205	236
5.25%, 07/27/21	1,000	1,109
5.75%, 01/24/22	2,445	2,783
3.63%, 01/22/23 (e)	550	545
6.25%, 02/01/41	940	1,139
4.80%, 07/08/44	1,080	1,086
HCP Inc., 6.00%, 01/30/17	365	403
HSBC Bank Plc, 4.13%, 08/12/20 (r)	900	968
HSBC Bank USA NA, 5.88%, 11/01/34 (e)	250	302
HSBC Holdings Plc
4.00%, 03/30/22	870	916
6.10%, 01/14/42	905	1,142
5.25%, 03/14/44	260	276
HSBC USA Inc., 1.63%, 01/16/18 (e)	1,435	1,430
Huntington National Bank, 2.20%, 04/01/19	915	910
ING Bank NV, 3.75%, 03/07/17 (r)	1,600	1,684
JPMorgan Chase & Co.
3.40%, 06/24/15 (e)	1,800	1,838
6.30%, 04/23/19	475	551
4.50%, 01/24/22	825	884
3.25%, 09/23/22	1,000	985
3.38%, 05/01/23	1,060	1,016
6.40%, 05/15/38	425	535
5.40%, 01/06/42	540	614
Kimco Realty Corp., 5.78%, 03/15/16	345	369
Korea Development Bank, 2.50%, 03/11/20	3,500	3,464
Korea Finance Corp., 2.88%, 08/22/18	990	1,011
Liberty Mutual Group Inc., 4.25%, 06/15/23 (r)	585	598
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	586
Liberty Property LP, 6.63%, 10/01/17	225	255
Lloyds Bank Plc., 4.38%, 01/12/15 (r)	625	632
Loews Corp., 2.63%, 05/15/23	780	733
MassMutual Global Funding II, 2.10%, 08/02/18 (r)	1,875	1,884
MetLife Inc.
4.13%, 08/13/42	265	251
4.88%, 11/13/43	1,345	1,414
Metropolitan Life Global Funding I
2.50%, 09/29/15 (r)	1,200	1,224
1.50%, 01/10/18 (r)	1,480	1,468
Morgan Stanley
5.45%, 01/09/17	1,000	1,086
2.13%, 04/25/18 (e)	1,900	1,900
2.50%, 01/24/19 (e)	1,000	1,000
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,120
3.05%, 02/15/22	445	446
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	346
Northern Trust Corp., 3.45%, 11/04/20 (e)	490	516
PNC Financial Services Group Inc., 3.90%, 04/29/24 (e)	830	829
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,043
Prudential Financial Inc.
5.50%, 03/15/16	425	453
6.00%, 12/01/17	450	509
2.30%, 08/15/18	1,885	1,901
QBE Insurance Group Ltd., 2.40%, 05/01/18 (r)	350	350
Realty Income Corp.
6.75%, 08/15/19	355	419
5.75%, 01/15/21	335	381
Simon Property Group LP, 4.20%, 02/01/15	600	602
Sovereign Bank, 8.75%, 05/30/18 (e)	450	544
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	270
Svenska Handelsbanken AB, 2.88%, 04/04/17	2,000	2,079
Synchrony Financial, 3.00%, 08/15/19 (e)	475	476
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	685	698
Toyota Motor Credit Corp., 2.80%, 01/11/16	1,020	1,049
U.S. Bancorp, 3.70%, 01/30/24	900	924
U.S. Bank NA, 4.95%, 10/30/14	450	452
UBS AG, 4.88%, 08/04/20	1,700	1,893
Wachovia Corp., 5.75%, 06/15/17 (e)	1,500	1,671
WEA Finance LLC
1.75%, 09/15/17 (r)	655	656
2.70%, 09/17/19 (r)	990	993
Wells Fargo & Co.
3.50%, 03/08/22 (e)	2,145	2,193
4.48%, 01/16/24	517	543
4.10%, 06/03/26	2,125	2,118
		149,544
HEALTH CARE - 0.9%
Actavis Funding SCS, 4.85%, 06/15/44 (r)	1,500	1,409
Aetna Inc., 1.75%, 05/15/17	55	55
Amgen Inc.
3.88%, 11/15/21	2,300	2,419
5.15%, 11/15/41	2,700	2,850
Celgene Corp.
2.25%, 05/15/19	265	264
3.63%, 05/15/24	620	614
Eli Lilly & Co., 4.65%, 06/15/44	1,205	1,275
Express Scripts Holding Co.
2.65%, 02/15/17	1,897	1,951
2.25%, 06/15/19	970	957
3.90%, 02/15/22	1,000	1,036
3.50%, 06/15/24	1,390	1,361
Forest Laboratories Inc., 4.88%, 02/15/21 (r)	265	283
Gilead Sciences Inc., 3.70%, 04/01/24	1,125	1,146
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	820	790
GlaxoSmithKline Capital Plc, 2.85%, 05/08/22	1,255	1,231
Kaiser Foundation Hospitals
3.50%, 04/01/22	235	237
4.88%, 04/01/42	455	501
McKesson Corp.
2.85%, 03/15/23	90	86
3.80%, 03/15/24	1,125	1,135
Medtronic Inc.
1.38%, 04/01/18	675	665
3.63%, 03/15/24	360	367
Merck & Co. Inc.
2.80%, 05/18/23	940	914
4.15%, 05/18/43	630	623
Novartis Capital Corp., 3.40%, 05/06/24	3,200	3,251
Pfizer Inc., 6.20%, 03/15/19	700	818
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	433	502

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sanofi SA, 4.00%, 03/29/21	1,025	1,100
Thermo Fisher Scientific Inc., 3.25%, 11/20/14	140	140
UnitedHealth Group Inc.
3.88%, 10/15/20	600	643
2.88%, 03/15/22 (e)	70	70
4.63%, 11/15/41 (e)	1,040	1,074
WellPoint Inc.
2.30%, 07/15/18	625	627
3.70%, 08/15/21	1,000	1,032
3.30%, 01/15/23	2,275	2,250
Zoetis Inc.
3.25%, 02/01/23	125	122
4.70%, 02/01/43	150	151
		33,949
INDUSTRIALS - 0.3%
Cargill Inc., 4.31%, 05/14/21 (r)	517	564
Catholic Health Initiatives, 2.60%, 08/01/18	815	826
Deere & Co., 4.38%, 10/16/19	185	204
ERAC USA Finance LLC
2.75%, 03/15/17 (r)	340	350
2.35%, 10/15/19 (r)	1,405	1,397
4.50%, 08/16/21 (r)	620	672
3.30%, 10/15/22 (r)	120	119
5.63%, 03/15/42 (e) (r)	1,200	1,355
FedEx Corp.
2.63%, 08/01/22	190	184
2.70%, 04/15/23	520	498
4.90%, 01/15/34	1,005	1,081
5.10%, 01/15/44	1,685	1,807
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	963
Illinois Tool Works Inc., 3.50%, 03/01/24	1,535	1,560
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	740
Southwest Airlines Co., 5.75%, 12/15/16 (e)	500	546
United Technologies Corp., 3.10%, 06/01/22 (e)	225	225
		13,091
INFORMATION TECHNOLOGY - 0.2%
Apple Inc.
2.85%, 05/06/21	1,800	1,805
3.45%, 05/06/24	1,635	1,652
4.45%, 05/06/44 (e)	210	215
Cisco Systems Inc., 4.45%, 01/15/20	300	330
EMC Corp.
1.88%, 06/01/18 (e)	750	746
2.65%, 06/01/20	750	745
3.38%, 06/01/23 (e)	750	736
International Business Machines Corp., 3.38%, 09/30/18	2,750	2,777
Oracle Corp., 6.13%, 07/08/39	500	620
		9,626
MATERIALS - 0.2%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	1,945	2,022
CF Industries Inc., 5.38%, 03/15/44	1,495	1,578
Monsanto Co., 4.70%, 07/15/64	375	373
Rio Tinto Finance USA Ltd., 3.75%, 09/20/21	1,895	1,966
		5,939
TELECOMMUNICATION SERVICES - 0.7%
America Movil SAB de CV
3.13%, 07/16/22	1,150	1,117
4.38%, 07/16/42	330	307
AT&T Inc.
6.80%, 05/15/36	150	191
6.55%, 02/15/39	155	194
5.35%, 09/01/40	95	101
5.55%, 08/15/41	340	371
BellSouth Corp., 6.55%, 06/15/34	300	366
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	504
8.75%, 06/15/30 (e) (l)	275	401
4.88%, 03/06/42 (r)	705	729
France Telecom SA, 4.13%, 09/14/21	2,550	2,692
SBC Communications, 6.45%, 06/15/34	480	582
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,747
3.45%, 03/15/21	975	990
3.50%, 11/01/21	735	744
6.40%, 09/15/33	4,730	5,755
4.75%, 11/01/41	265	266
6.55%, 09/15/43	3,385	4,229
4.86%, 08/21/46 (r)	692	694
Vodafone Group Plc, 5.45%, 06/10/19	600	675
		27,655
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	212
Atmos Energy Corp., 6.35%, 06/15/17	385	436
Colorado Public Service Co., 5.13%, 06/01/19 (e)	500	566
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	273
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	960
Electricite de France
5.63% (callable at 100 beginning 01/22/24) (m) (r)	2,000	2,082
4.88%, 01/22/44 (e) (r)	2,800	2,958
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (e) (m) (r)	770	782
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,723
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	675
MidAmerican Energy Co., 6.13%, 04/01/36	350	433
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	415
NiSource Finance Corp., 4.80%, 02/15/44	465	473
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	377
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	799
5.13%, 11/15/43	480	535
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	79
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	233
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	128
5.35%, 05/15/40	800	953
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	741
Southern California Edison Co., 5.55%, 01/15/37	500	605
Southern Co., 2.45%, 09/01/18	675	687
State Grid Overseas Investment Ltd., 2.75%, 05/07/19 (r)	2,175	2,180
		19,305
Total Corporate Bonds and Notes (cost $336,331)		348,986

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 28.3%
GOVERNMENT SECURITIES - 14.0%
Municipals - 0.6%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,306
City of Chicago O’Hare International Airport, RB
6.85%, 01/01/38	700	779
6.40%, 01/01/40	440	559
City of Sacramento, California (insured by Assured Guaranty Municpal Corp.), 5.85%, 08/01/19	1,260	1,406
Dallas Area Rapid Transit, RB, 6.00%, 12/01/44	390	508
Grand Parkway Transportation Corp., 5.18%, 10/01/42	1,555	1,848
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	712
Los Angeles Unified School District, 5.75%, 07/01/34	800	972
Maryland Transportation Authority, 5.89%, 07/01/43	270	338
Massachusetts School Building Authority, 5.72%, 08/15/39	500	609
Metropolitan Transportation Authority
7.34%, 11/15/39	75	112
6.09%, 11/15/40	405	517
6.81%, 11/15/40	250	342
Municipal Electric Authority of Georgia, 6.64%, 04/01/57	1,275	1,599
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	1,010
New York State Thruway Authority, RB, 5.88%, 04/01/30	840	1,009
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,172
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	461
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	105	129
4.46%, 10/01/62	2,500	2,492
State of California
7.55%, 04/01/39	200	292
7.63%, 03/01/40	400	583
State of Illinois, 5.10%, 06/01/33	780	757
University of California
4.60%, 05/15/31	940	1,016
6.58%, 05/15/49	370	484
University of California Build America Bond, 5.77%, 05/15/43	615	762
University of California, RB, 6.55%, 05/15/48	900	1,175
University of Missouri, 5.96%, 11/01/39	360	457
Utility Debt Securitization Authority, 3.44%, 12/15/25	1,165	1,195
		24,601
Sovereign - 0.1%
Mexico Government International Bond, 3.50%, 01/21/21	1,326	1,344
Province of Ontario, Canada, 4.00%, 10/07/19	550	599
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	1,957
		3,900
U.S. Treasury Securities - 13.3%
U.S. Treasury Bond
5.38%, 02/15/31	16,700	22,109
2.88%, 05/15/43	27,739	25,988
3.38%, 05/15/44	19,500	20,134
U.S. Treasury Note
1.75%, 07/31/15	15,900	16,117
0.38%, 08/31/15 - 05/31/16	13,500	13,516
0.25%, 09/30/15 - 11/30/15	34,100	34,132
1.25%, 10/31/15 - 11/30/18	23,500	23,309
2.00%, 01/31/16 - 04/30/16	17,000	17,410
1.50%, 06/30/16	13,600	13,840
0.50%, 07/31/16 - 08/31/16 (e)	115,300	115,192
1.00%, 09/30/16	3,300	3,325
0.88%, 11/30/16	12,815	12,861
0.63%, 05/31/17 - 08/31/17	75,320	74,374
0.75%, 10/31/17	18,300	18,071
1.38%, 07/31/18 - 09/30/18	10,030	9,983
2.75%, 10/18/18 - 10/25/18	4,775	4,890
2.63%, 11/15/20	9,400	9,697
2.13%, 06/30/21	73,070	72,756
2.50%, 05/15/24	10,000	10,009
		517,713
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 14.3%
Federal Home Loan Mortgage Corp. - 1.0%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	972	1,103
6.50%, 11/01/17	6	6
4.50%, 05/01/18 - 03/01/19	167	175
4.00%, 09/01/26 - 07/01/41	645	688
2.50%, 10/15/29, TBA (g)	5,900	5,935
3.00%, 10/15/29, TBA (g)	14,665	15,080
7.00%, 11/01/30 - 10/01/32	80	89
4.00%, 10/15/44, TBA (g)	12,575	13,238
5.50%, 10/15/44, TBA (g)	2,400	2,667
		38,981
Federal National Mortgage Association - 11.7%
Federal National Mortgage Association
6.00%, 01/01/18	13	13
4.50%, 09/01/23 - 10/01/44	308,159	333,158
3.50%, 03/01/26 - 03/01/26	258	272
4.00%, 09/01/26 - 09/01/26	4,753	5,073
3.00%, 05/01/27 - 08/01/27	1,154	1,193
7.50%, 09/01/29	12	14
2.00%, 10/15/29, TBA (g)	2,200	2,152
2.50%, 10/15/29 - 10/15/44, TBA (g)	11,850	11,860
3.50%, 10/15/29, TBA (g)	7,400	7,779
7.00%, 10/01/33	57	65
5.50%, 03/01/38	804	895
6.50%, 10/01/38 - 10/01/39	452	511
5.00%, 07/01/40	479	530
4.50%, 09/15/44, TBA (g)	2,000	2,159
4.00%, 10/15/44, TBA (g)	56,200	59,230
5.00%, 10/15/44, TBA (g)	20,600	22,737
5.50%, 10/15/44, TBA (g)	8,800	9,802
		457,443
Government National Mortgage Association - 1.6%
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	9,797	11,160
6.50%, 04/15/26	19	22
5.50%, 11/15/32 - 02/15/36	148	168
7.00%, 01/15/33 - 05/15/33	27	31
5.00%, 06/20/33 - 06/15/39	7,421	8,205
4.50%, 06/15/40 - 05/15/42	3,684	4,012
4.00%, 01/15/41 - 08/20/44	5,475	5,813
4.00%, 10/15/44 - 10/15/44, TBA (g)	16,425	17,414
4.50%, 10/15/44, TBA (g)	9,825	10,659
5.50%, 10/15/44, TBA (g)	3,000	3,332

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
REMIC, 7.50%, 09/16/35	11	13
		60,829
Total Government and Agency Obligations (cost $1,095,151)		1,103,467

SHORT TERM INVESTMENTS - 5.8%
Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	39,003	39,003

Securities Lending Collateral - 4.8%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	188,596	188,596
Total Short Term Investments (cost $227,599)		227,599
Total Investments - 109.7% (cost $3,701,018)		4,273,747
Total Forward Sales Commitments - (4.9%) (proceeds $190,250)		(190,457)
Other Assets and Liabilities, Net - (4.8%)		(187,945)
Total Net Assets - 100.0%		$3,895,345

FORWARD SALES COMMITMENTS - 4.9%
GOVERNMENT AND AGENCY OBLIGATIONS - 4.9%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.9%
Federal National Mortgage Association - 4.8%
Federal National Mortgage Association, 4.50%, 10/15/44, TBA (g)	$172,925	$186,624
Government National Mortgage Association - 0.1%
Government National Mortgage Association, 6.00%, 10/15/44, TBA (g)	3,400	3,833
Total Forward Sales Commitments - 4.9% (proceeds $190,250)		$190,457

JNL/WMC Money Market Fund

CORPORATE BONDS AND NOTES - 9.8%
CONSUMER DISCRETIONARY - 0.4%
American Honda Finance Corp., 0.46%, 11/03/14 (i) (r)	$5,687	$5,688
FINANCIALS - 8.1%
Abbey National Treasury Service Plc, 3.88%, 11/10/14 (r)	3,560	3,574
American Honda Finance Corp.
0.23%, 12/05/14 (i)	8,200	8,200
0.23%, 06/04/15 (i)	14,000	14,000
BNP Paribas SA, 2.98%, 12/20/14 (i)	9,500	9,555
BPCE SA, 0.48%, 05/27/15 (i)	13,000	13,000
HSBC USA Inc., 2.38%, 02/13/15	2,000	2,015
John Deere Capital Corp.
0.33%, 10/08/14 (i)	3,100	3,100
0.35%, 06/15/15 (i)	2,250	2,252
National Rural Utilities Cooperative Finance Corp., 0.28%, 05/01/15 (i)	13,000	13,000
Pricoa Global Funding I, 0.50%, 08/19/15 (i) (r)	1,800	1,803
Royal Bank of Canada, 0.46%, 01/06/15 (i)	14,000	14,011
Toronto-Dominion Bank, 0.42%, 05/01/15 (i)	20,900	20,924
Toyota Motor Credit Corp., 0.23%, 01/14/15 (i)	13,000	13,000
		118,434
HEALTH CARE - 0.4%
Genzyme Corp., 3.63%, 06/15/15	6,000	6,138

INFORMATION TECHNOLOGY - 0.9%
International Business Machines Corp.
0.88%, 10/31/14	5,200	5,202
0.75%, 05/11/15	8,000	8,027
		13,229
Total Corporate Bonds and Notes (cost $143,489)		143,489
GOVERNMENT AND AGENCY OBLIGATIONS - 20.5%
GOVERNMENT SECURITIES - 20.5%
Federal Home Loan Bank - 12.3% (w)
Federal Home Loan Bank
0.13%, 10/02/14 - 08/14/15	54,200	54,183
0.14%, 10/16/14 - 03/02/15	26,200	26,202
0.22%, 11/03/14	11,500	11,500
0.18%, 01/09/15	17,000	17,000
0.11%, 03/06/15 (i)	18,000	18,000
0.16%, 03/12/15	35,000	35,004
0.12%, 04/14/15	10,000	9,999
0.17%, 07/22/15	7,350	7,350
		179,238
Federal Home Loan Mortgage Corp. - 2.0% (w)
Federal Home Loan Mortgage Corp.
0.75%, 11/25/14	3,500	3,503
0.63%, 12/29/14	14,110	14,125
0.30%, 01/09/15	6,000	6,003
0.50%, 04/17/15	6,000	6,012
		29,643
Federal National Mortgage Association - 0.7% (w)
Federal National Mortgage Association, 5.00%, 04/15/15	9,177	9,417

Sovereign - 3.7%
Export Development Canada, 0.12%, 01/12/15 (i) (r)	10,000	10,000
Federal Farm Credit Banks, 0.15%, 07/09/15	5,500	5,499
KFW, 0.13%, 10/30/14 (i)	31,000	30,999
Province of Ontario, Canada, 0.95%, 05/26/15	8,000	8,037
		54,535
U.S. Treasury Securities - 1.8%
U.S. Treasury Note, 0.06%, 01/31/16 (i)	26,000	26,001
Total Government and Agency Obligations (cost $298,834)		298,834

SHORT TERM INVESTMENTS - 55.3%
Certificates of Deposit - 19.9%
Abbey National Treasury Services Plc, 0.37%, 09/04/15 (i)	13,000	13,000
Bank of Montreal
0.18%, 12/18/14 (i)	14,000	14,000
0.17%, 12/19/14	10,000	10,000
0.23%, 01/08/15 (i)	5,000	5,000
Bank of Nova Scotia
0.22%, 10/21/14 (i)	8,000	8,000
0.22%, 03/20/15 (i)	10,000	10,000
0.67%, 09/11/15 (i)	1,457	1,463
Barclays Bank Plc
0.35%, 12/23/14 (i)	10,000	10,000
0.29%, 03/19/15 (i)	12,000	12,000
BNP Paribas, 0.42%, 12/03/14 (i)	12,000	12,000
Canadian Imperial Bank of Commerce
0.49%, 11/05/14 (i)	4,300	4,301
0.21%, 06/29/15 (i)	10,000	10,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.23%, 02/23/15 (i)	12,000	12,000
0.27%, 09/18/15 (i)	13,500	13,500

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Credit Suisse
0.43%, 11/14/14 (i)	8,000	8,000
0.45%, 03/27/15 (i)	20,000	20,000
0.49%, 05/08/15 (i)	10,000	10,000
Deutsche Bank AG, 0.38%, 01/30/15 (i)	12,500	12,500
Nordea Bank Finland Plc, 0.19%, 01/12/15	17,000	17,000
Societe Generale
0.40%, 10/01/14	8,000	8,000
0.24%, 01/09/15 (i)	12,000	12,000
Standard Chartered Bank
0.28%, 01/23/15 (i)	8,500	8,500
0.32%, 04/10/15 (i)	8,000	8,000
0.29%, 06/11/15 (i)	21,000	21,000
Svenska Handelsbanken AB, 0.19%, 01/16/15	5,000	5,000
UBS AG
0.29%, 01/20/15 (i)	12,000	12,000
0.25%, 03/04/15	13,000	13,000
		290,264
Commercial Paper - 18.7%
Abbey National North America LLC, 0.15%, 11/17/14	13,000	12,997
BPCE SA, 0.24%, 11/04/14 (r)	11,000	10,998
Coca-Cola Co.
0.12%, 11/07/14 (r)	14,000	13,998
0.16%, 12/03/14 (r)	16,250	16,245
DNB ASA, 0.21%, 01/12/15 (r)	15,000	14,991
DNB Bank ASA, 0.22%, 12/16/14 (r)	12,000	11,994
Fairway Finance Corp.
0.15%, 10/16/14 (r)	10,000	9,999
0.18%, 12/08/14 (r)	8,571	8,568
General Electric Capital Corp.
0.20%, 03/10/15	14,000	13,988
0.22%, 04/17/15	6,000	5,993
HSBC Bank USA, 0.25%, 10/06/14	5,250	5,250
HSBC Bank USA NA, 0.22%, 11/14/14	6,500	6,498
HSBC USA Inc., 0.23%, 02/17/15	15,000	14,987
JPMorgan Chase & Co., 0.25%, 02/12/15 (r)	12,000	11,989
JPMorgan Securities LLC, 0.15%, 11/17/14 (r)	10,135	10,133
MetLife Short Term Funding LLC
0.13%, 10/15/14 (r)	10,000	10,000
0.13%, 01/08/15 (r)	20,000	19,993
Svenska Handelsbanken AB, 0.17%, 10/14/14 (r)	24,000	23,999
Toronto Dominion Holdings (USA), Inc., 0.20%, 01/16/15	14,500	14,491
Toyota Motor Credit Corp., 0.15%, 11/25/14 (r)	13,000	12,997
Westpac Banking, 0.25%, 04/29/15 (i) (r)	23,000	23,003
		273,111
Repurchase Agreements - 16.7%
Repurchase Agreement with BCL, 0.01% (Collateralized by $43,585 U.S. Treasury Note, 1.38-2.38%, due 07/31/17-09/30/19, value $43,656) acquired on 09/30/14, due 10/01/14 at $42,800	42,800	42,800
Repurchase Agreement with BMO, 0.00% (Collateralized by $138 Government National Mortgage Association, 3.00-3.50%, due 01/15/43-08/20/44, value $143, $759 Federal Home Loan Mortgage Corp., 2.00-5.50%, due 10/01/22-03/01/43, value $755, and $19,141 Federal National Mortgage Association, 2.00-3.50%, due 03/01/21-11/01/42, value $19,503) acquired on 09/30/14, due 10/01/14 at $20,000	20,000	20,000
Repurchase Agreement with BNP, 0.00% (Collateralized by $2,613 Federal Home Loan Mortgage Corp., 2.50-5.50%, due 08/01/20-12/01/42, value $2,762, $8,408 Federal National Mortgage Association, 3.00-6.00%, due 05/01/18-06/01/43, value $9,074, and $25,796 Government National Mortgage Association, 3.50-5.50%, due 06/20/36-09/15/44, value $27,944) acquired on 09/30/14, due 10/01/14 at $39,000	39,000	39,000
Repurchase Agreement with BOA, 0.00% (Collateralized by $7,040 Federal Home Loan Bank, 0.20%, due 09/25/15, value $7,039) acquired on 09/30/14, due 10/07/14 at $6,900	6,900	6,900
Repurchase Agreement with DUB, 0.01% (Collateralized by $1,416 Government National Mortgage Association, 4.50%, due 10/20/40, value $1,527, $1,849 U.S. Treasury Note, 2.13%, due 02/15/40, value $2,302, $5,986 U.S. Treasury Inflation Indexed Note, 0.50%, 04/15/15, value $6,007, and $49,534 U.S. Treasury Bond, 2.88%, 05/15/43, value $47,181) acquired on 09/30/14, due 10/01/14 at $55,900	55,900	55,900
Repurchase Agreement with GSC, 0.01% (Collateralized by $926 Federal Home Loan Mortgage Corp., 4.00%, due 04/01/43, value $987 and $15,439 Federal National Mortgage Association, 3.50-6.00%, due 12/01/28-08/01/44, value $16,761) acquired on 09/30/14, due 10/07/14 at $17,400	17,400	17,400
Repurchase Agreement with GSC, 0.03% (Collateralized by $33,586 Government National Mortgage Association, 3.50-5.50%, due 12/20/34-08/20/44, value $36,720) acquired on 09/24/14, due 10/07/14 at $36,000	36,000	36,000
Repurchase Agreement with GSC, 0.04% (Collateralized by $23,588 Government National Mortgage Association, 3.50-6.00%, due 12/20/38-03/15/44, value $25,500) acquired on 09/30/14, due 10/07/14 at $25,000	25,000	25,000
		243,000
Total Short Term Investments (cost $806,375)		806,375
Total Investments - 85.6% (cost $1,248,698)		1,248,698
Other Assets and Liabilities, Net - 14.4%		209,363
Total Net Assets - 100.0%		$1,458,061

JNL/WMC Value Fund

COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 11.0%
AutoZone Inc. (c)	27	$13,847
CBS Corp. - Class B	205	10,951
Comcast Corp. - Class A	449	24,122
Home Depot Inc.	206	18,937
Interpublic Group of Cos. Inc.	698	12,796
Lowe’s Cos. Inc.	426	22,524
Newell Rubbermaid Inc.	525	18,073
Nordstrom Inc.	215	14,675
Norwegian Cruise Line Holdings Ltd. (c)	282	10,161

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Pulte Homes Inc.	867	15,302
PVH Corp.	167	20,180
Thomson Reuters Corp.	413	15,024
		196,592
CONSUMER STAPLES - 4.8%
Anheuser-Busch InBev NV - ADR	189	20,991
CVS Caremark Corp.	276	21,972
Diageo Plc - ADR	139	16,095
Kraft Foods Group Inc.	218	12,317
Philip Morris International Inc.	165	13,787
		85,162
ENERGY - 12.0%
Anadarko Petroleum Corp.	187	19,016
Chevron Corp.	472	56,266
EOG Resources Inc.	190	18,818
Exxon Mobil Corp.	343	32,237
Halliburton Co.	432	27,886
Marathon Oil Corp.	534	20,082
Occidental Petroleum Corp.	224	21,533
Southwestern Energy Co. (c)	575	20,101
		215,939
FINANCIALS - 26.2%
ACE Ltd.	263	27,589
American International Group Inc.	323	17,426
Ameriprise Financial Inc.	173	21,300
BB&T Corp.	557	20,742
BlackRock Inc.	85	27,763
Citigroup Inc.	840	43,512
Goldman Sachs Group Inc.	137	25,224
Host Hotels & Resorts Inc.	883	18,834
Intercontinental Exchange Inc.	106	20,724
JPMorgan Chase & Co.	1,045	62,959
Marsh & McLennan Cos. Inc.	526	27,542
MetLife Inc.	388	20,854
PNC Financial Services Group Inc.	473	40,490
Principal Financial Group Inc.	281	14,749
Unum Group	294	10,113
Wells Fargo & Co.	1,339	69,470
		469,291
HEALTH CARE - 13.5%
Amgen Inc.	170	23,932
AstraZeneca Plc - ADR (e)	295	21,075
Baxter International Inc.	230	16,498
Covidien Plc	338	29,227
Johnson & Johnson	216	23,018
Merck & Co. Inc.	848	50,261
Pfizer Inc.	460	13,613
Roche Holding AG	86	25,266
UnitedHealth Group Inc.	366	31,526
Zoetis Inc. - Class A	216	7,994
		242,410
INDUSTRIALS - 9.7%
3M Co.	126	17,804
Eaton Corp. Plc	392	24,835
Fortune Brands Home & Security Inc.	350	14,405
General Electric Co.	1,266	32,440
Illinois Tool Works Inc.	175	14,784
Ingersoll-Rand Plc	267	15,074
PACCAR Inc.	91	5,160
Spirit Aerosystems Holdings Inc. - Class A (c)	585	22,264
United Technologies Corp.	262	27,647
		174,413
INFORMATION TECHNOLOGY - 13.1%
Analog Devices Inc.	324	16,014
Cisco Systems Inc.	1,985	49,970
EMC Corp.	1,175	34,388
Intel Corp.	1,132	39,429
Marvell Technology Group Ltd.	1,437	19,375
Maxim Integrated Products Inc.	815	24,649
Microsoft Corp.	593	27,512
Symantec Corp.	997	23,433
		234,770
MATERIALS - 4.2%
Dow Chemical Co.	449	23,536
E.I. du Pont de Nemours & Co.	167	11,982
International Paper Co.	318	15,202
Nucor Corp.	188	10,226
Steel Dynamics Inc.	665	15,043
		75,989
TELECOMMUNICATION SERVICES - 1.6%
Verizon Communications Inc.	580	29,003

UTILITIES - 2.4%
Edison International	243	13,595
NextEra Energy Inc.	114	10,719
Northeast Utilities	426	18,877
		43,191
Total Common Stocks (cost $1,245,205)		1,766,760

SHORT TERM INVESTMENTS - 1.6%
Investment Companies - 1.4%
JNL Money Market Fund, 0.01% (a) (h)	24,503	24,503

Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.20% (a) (h)	4,123	4,123
Total Short Term Investments (cost $28,626)		28,626
Total Investments - 100.1% (cost $1,273,831)		1,795,386
Other Assets and Liabilities, Net - (0.1%)		(1,786)
Total Net Assets - 100.0%		$1,793,600

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

(a)         Investment in affiliate.

(b)         Consolidated Schedule of Investments.

(c)          Non-income producing security.

(d)         Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(e)          All or portion of the security was on loan.

(f)           Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s (“Trust”) Board of Trustees (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 in these Notes to Schedules Investments.

(g)          All or a portion of the security was purchased or sold on a delayed delivery basis.  As of September 30, 2014, the total payable for investments purchased on a delayed delivery basis was as follows:  JNL/Capital Guardian Global Balanced Fund $14,831; JNL/Goldman Sachs Core Plus Bond Fund $74,999; JNL/Mellon Capital Bond Index Fund $14,818; JNL/Neuberger Berman Strategic Income Fund $131,531; JNL/PIMCO Real Return Fund $1,919,322; JNL/PIMCO Total Return Bond Fund $331,683; JNL/T. Rowe Price Short-Term Bond Fund $13,556; JNL/WMC Balanced Fund $183,943.  As of September 30, 2014, the total proceeds for investments sold on a delayed delivery basis were as follows:  JNL/Goldman Sachs Core Plus Bond Fund $11,793; JNL/Mellon Capital Bond Index Fund $5,561; JNL/WMC Balanced Fund $190,250.

(h)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of September 30, 2014.

(i)             The security or securities in this category have a variable rate.  Rate stated was in effect as of September 30, 2014.

(j)            Security issued with a zero coupon.  Income is recognized through the accretion of discount.

(k)         Security is a “step-up” bond where the coupon may increase or step up at a future date.  Rate stated was the coupon as of September 30, 2014.

(l)             The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m)     Perpetual security.

(n)         Treasury inflation indexed note, par amount is adjusted for inflation.

(o)         All or a portion of the security is pledged or segregated as collateral.

(p)         Security is restricted to resale to institutional investors.  See Restricted Securities in these Notes to the Schedules of Investments.

(q)         The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

(r)            The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”) to be liquid based on procedures approved by the Board.  As of September 30, 2014, the value and the percentage of net assets of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund - $56,958, 1.70%; JNL/Franklin Templeton Global Multisector Bond Fund - $308,292, 14.9%; JNL/Franklin Templeton Income Fund - $460,548, 16.9%; JNL/Franklin Templeton Mutual Shares Fund - $20,458, 1.7%; JNL/Goldman Sachs Core Plus Bond Fund - $105,728, 12.4%; JNL/Goldman Sachs Emerging Markets Debt Fund - $141,916, 20.3%; JNL/Ivy Asset Strategy Fund - $449,942, 14.2%; JNL/JPMorgan U.S. Government & Quality Bond Fund - $23,682, 2.0%; JNL/Lazard Emerging Markets Fund - $22,775, 1.6%; JNL/Mellon Capital Bond Index Fund - $1,160, 0.1%; JNL/Neuberger Berman Strategic Income Fund - $53,162, 9.3%; JNL/PIMCO Real Return Fund - $153,890, 7.6%; JNL/PIMCO Total Return Bond Fund - $410,472, 8.7%; JNL/PPM America Floating Rate Income Fund - $46,672, 2.6%; JNL/PPM America High Yield Bond Fund - $1,067,385, 36.5%; JNL/Scout Unconstrained Bond Fund - $14,061, 2.1%; JNL/T. Rowe Price Short-Term Bond Fund - $406,195, 22.6%; JNL/WMC Balanced Fund - $100,507, 2.6%; JNL/WMC Money Market Fund - $219,973, 15.1%

(s)           Treasury inflation indexed note, par amount is not adjusted for inflation.

(t)            The Fund had unfunded commitments at September 30, 2014.  See Unfunded Commitments in these Notes to Schedules Investments.

(u)         Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(v)         Convertible security.

(w)       The securities in this category are a direct debt of the agency and not collateralized by mortgages.

(x)         Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(y)         Pay-in-kind security.  The coupon interest earned by the security may be paid in cash or additional par.

(z)          This variable rate senior loan will settle after September 30, 2014, at which time the interest rate will be determined.

†                 Par amounts are listed in USD unless otherwise noted.  Options are quoted in unrounded number of contracts.  Gold bullion is quoted in unrounded ounces.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CRC - Costa Rican Colon

CZK - Czech Republic Korunas

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Sheqel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR — Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian New Leu

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CBT - Chicago Board of Trade

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.EM - Credit Derivatives Index - Emerging Markets

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Abbreviations: (continued)

CLO - Collateralized Loan Obligation

CMBX.NA.AAA - Commercialized Mortgage Backed Securities Index - North American - AAA rated

CME - Chicago Mercantile Exchange

CPI - Consumer Price Index

CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted

CNX - CRISIL NSE Index

CVA - Commanditaire Vennootschap op Aandelen

DJIA - Dow Jones Industrial Average

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor- Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

GO - General Obligation

IBEX - Iberia Index

ICE - Intercontinental Exchange

iTraxx - Group of international credit derivative indices monitored by the International Index Company

JSE - Johannesburg Stock Exchange

KCBT - Kansas City Board of Trade

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

Liffe - London International Financial Futures and Options Exchange

LME - London Metal Exchange

MBS - Mortgage Backed Security

MIB - Milano Indice Borsa

MICEX - Moscow Interbank Currency Exchange Index

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

OAT - Obligations Assimilables du Tresor

OMX - Optionsmaklarna/Helsinki Stock Exchange

OTC - Over the Counter

PJSC - Public Joint Stock Company

RB - Revenue Bond

RBOB - Reformulated Blendstock for Oxygenate Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor’s

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TAIEX - Taiwan Capitalization Weighted Stock Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TES - Peso Denominated Treasury Bonds

UF - Unidad de Fomento

ULSD - Ultra-low sulfur diesel

WTI - West Texas Intermediate

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank of Scotland

SCB - Standard Chartered Bank

SSB - State Street Brokerage Services, Inc.

TDS - TD Securities Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2014, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/BlackRock Commodity Securities Strategy Fund
Uranium Energy Corp.	11/02/2010	$1,243	$457	—%

JNL/BlackRock Global Allocation Fund
AP One Channel Center Owner LP Term Loan, 6.40%, 07/19/19	07/16/2014	$1,310	$1,310	—%
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	708	369	—
CapitaLand Ltd., 2.10%, 11/15/16	04/16/2012	2,786	2,747	0.1
CapitaLand Ltd., 2.95%, 06/20/22	01/18/2012	5,482	5,501	0.2
Celestial Nutrifoods Ltd., 0.00%, 06/12/11	08/26/2011	49	3	—
China Milk Products Group Ltd., 0.00%, 01/05/12	08/26/2011	13	1	—
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	01/18/2012	1,812	1,845	0.1
Delta Topco Ltd.	05/03/2012	1,330	1,395	—
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	1,839	1,807	0.1
Dropbox Inc.	01/29/2014	7,795	6,905	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund (continued)
Inversiones Alsacia SA, 8.00%, 08/18/18	02/02/2012	$1,551	$1,236	—%
Lookout, Inc.	09/22/2014	1,740	1,740	0.1
Mobileye NV	08/15/2013	1,930	14,077	0.4
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15	01/03/2012	81	81	—
Olam International Ltd., 6.00%, 10/15/16	01/17/2012	2,476	2,574	0.1
Palantir Technologies Inc.	03/27/2014	3,142	3,075	0.1
Provincia de Buenos Aires, Argentina, 10.88%, 01/26/21	05/15/2014	759	714	—
REI Agro Ltd., 5.50%, 11/13/14	02/08/2012	606	351	—
REI Agro Ltd., 5.50%, 11/13/14	11/13/2011	184	103	—
Sheridan Production Partners II LP Term Loan, 4.25%, 12/02/20	12/16/2013	3,370	3,333	0.1
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/02/20	12/16/2013	469	464	—
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/02/20	12/16/2013	175	173	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	1,100	1,158	—
TFS Corp. Ltd.	03/18/2013	—	314	—
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	633	616	—
Telefonica SA, 6.00%, 07/24/17	07/18/2014	1,758	1,738	0.1
Twitter Inc.	11/08/2013	12,624	19,714	0.6
Uber Technologies Inc.	06/09/2014	4,702	4,702	0.1
		$60,424	$78,046	2.3%

JNL/BlackRock Large Cap Select Growth Fund
Alibaba Group Holding Ltd. - ADR	04/28/2014	$12,340	$16,125	1.4%
Palantir Technologies Inc.	02/10/2014	7,639	7,477	0.6
		$19,979	$23,602	2.0%

JNL/Capital Guardian Global Balanced Fund
21st Century Fox America Inc., 3.70%, 09/15/24	09/11/2014	$25	$25	—%
21st Century Fox America Inc., 4.75%, 09/15/44	09/11/2014	30	30	—
Altegrity Inc., 13.00%, 07/01/20	07/14/2014	139	53	—
Belgium Government Bond, 2.60%, 06/22/24	01/28/2014	227	220	0.1
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	211	197	—
Bermuda Government International Bond, 4.85%, 02/06/24	07/31/2013	200	206	0.1
CSMC Trust REMIC, 0.95%, 04/15/27	06/02/2014	100	100	—
Caisse d’Amortissement de la Dette Sociale, 1.13%, 01/30/17	01/23/2014	125	126	—
EQTY Mortgage Trust REMIC, 1.01%, 05/08/31	06/09/2014	150	150	—
EQTY Mortgage Trust REMIC, 1.76%, 05/08/31	06/09/2014	100	100	—
Electricite de France, 4.88%, 01/22/44	03/27/2014	40	42	—
Enel Finance International NV, 3.88%, 10/07/14	11/11/2011	300	300	0.1
Enterprise Fleet Financing LLC, 0.87%, 09/20/19	02/12/2014	200	200	—
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22	10/08/2013	61	61	—
Finland Government Bond, 3.50%, 04/15/21	06/06/2013	741	751	0.2
Finland Government Bond, 3.88%, 09/15/17	11/29/2011	278	281	0.1
First Data Corp., 8.25%, 01/15/21	12/22/2009	275	291	0.1
First Quantum Minerals Ltd., 6.75%, 02/15/20	02/25/2014	100	102	—
First Quantum Minerals Ltd., 7.00%, 02/15/21	02/25/2014	101	101	—
Hilton USA Trust REMIC, 2.66%, 11/05/30	11/25/2013	200	201	0.1
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	10/08/2013	126	129	—
Indonesia Government International Bond, 7.75%, 01/17/38	04/08/2013	215	191	—
Intesa Sanpaolo SpA, 5.02%, 06/26/24	06/20/2014	200	194	—
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/2013	101	99	—
Niagara Mohawk Power Corp., 3.51%, 10/01/24	09/23/2014	40	40	—
Niagara Mohawk Power Corp., 4.28%, 10/01/34	09/23/2014	20	20	—
Portugal Obrigacoes do Tesouro OT, 3.85%, 04/15/21	11/07/2013	24	28	—
Portugal Obrigacoes do Tesouro OT, 5.65%, 02/15/24	11/06/2013	133	129	—
Romania Government International Bond, 6.75%, 02/07/22	02/29/2012	102	118	—
Russia Government International Bond, 7.50%, 03/31/30	10/19/2012	280	249	0.1
Sberbank of Russia - GDR	09/20/2012	622	389	0.1
Slovenia Government International Bond, 5.85%, 05/10/23	05/03/2013	247	278	0.1
Spain Government Bond, 2.75%, 10/31/24	06/13/2014	1,906	1,871	0.4
Spain Government Bond, 3.80%, 04/30/24	01/23/2014	764	773	0.2
Spain Government Bond, 5.15%, 10/31/44	08/28/2014	1,020	947	0.2
Spain Government Bond, 5.40%, 09/28/18	02/21/2013	2,284	2,339	0.5
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	101	102	—
Standard Chartered Plc, 3.95%, 01/11/23	01/10/2013	303	292	0.1
Trade MAPS 1 Ltd., 0.85%, 12/10/18	01/07/2014	125	125	—
Trade MAPS 1 Ltd., 1.40%, 12/10/18	01/07/2014	100	100	—
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/2013	200	190	—
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20	10/15/2012	207	205	0.1
Verizon Communications Inc., 2.63%, 02/21/20	08/28/2014	65	64	—
Verizon Communications Inc., 5.01%, 08/21/54	08/25/2014	71	86	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Capital Guardian Global Balanced Fund (continued)
WEA Finance LLC, 2.70%, 09/17/19	09/11/2014	$200	$201	0.1%
WEA Finance LLC, 3.75%, 09/17/24	09/11/2014	199	200	—
WFLD Mortgage Trust, 3.88%, 08/10/31	08/08/2014	31	31	—
		$13,289	$12,927	2.7%

JNL/DFA U.S. Core Equity Fund
HKN Inc.	11/02/2012	$2	$1	—%
Magnum Hunter Resources Corp.	09/12/2013	—	—	—
		$2	$1	—%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$31,016	$32,029	2.5%

JNL/Franklin Templeton Global Multisector Bond Fund
Calpine Corp., 7.88%, 01/15/23	03/14/2012	$96	$98	—%
Hungary Government International Bond, 4.38%, 07/04/17	07/04/2012	5,834	6,770	0.3
Hungary Government International Bond, 5.75%, 06/11/18	06/11/2013	6,483	7,855	0.4
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23	07/14/2014	474	466	—
Portugal Obrigacoes do Tesouro OT, 5.65%, 02/15/24	07/14/2014	1,239	1,219	0.1
		$14,126	$16,408	0.8%

JNL/Franklin Templeton Income Fund
BWAY Holding Co., 9.13%, 08/15/21	08/08/2014	$4,969	$5,025	0.2%
Dynegy Holdings LLC, 7.50%, 06/01/15	10/19/2012	—	—	—
Dynegy Holdings LLC, 7.75%, 06/01/19	10/19/2012	—	—	—
Dynegy Holdings LLC, 8.38%, 05/01/16	10/19/2012	—	—	—
First Data Holdings Inc.	06/27/2014	6,826	6,761	0.2
SuperMedia Inc. Escrow Litigation Trust	03/04/2010	14	—	—
		$11,809	$11,786	0.4%

JNL/Franklin Templeton Mutual Shares Fund
Bond Street Holding LLC- Class A	09/20/2011	$828	$877	0.1%
Tribune Co. Litigation Interests	02/22/2013	—	—	—
Tropicana Entertainment LLC, 9.63%, 12/15/14	12/14/2007	743	—	—
		$1,571	$877	0.1%

JNL/Goldman Sachs Core Plus Bond Fund
Federal Home Loan Mortgage Corp. REMIC, 5.95%, 11/15/43	11/27/2013	$251	$353	—%
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association REMIC, 4.85%, 11/25/40	09/28/2012	38	698	0.1
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.82%, 05/17/32	01/08/2003	37	10	—
Government National Mortgage Association REMIC, 6.55%, 08/16/43	11/14/2013	203	238	—
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40)	09/22/2010	5,222	4,770	0.6
Home Interior Gift Inc.	02/22/2006	184	—	—
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	11/28/2007	788	313	—
		$6,723	$6,382	0.7%

JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	06/04/2009	$8,816	$7,231	1.0%
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24)	08/12/2011	1,056	1,002	0.1
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20)	07/26/2011	2,941	2,762	0.4
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	01/26/2010	2,277	1,838	0.3
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21)	06/26/2012	8,435	5,861	0.8
Peru Enhanced Pass-Through Finance Ltd., 0.00%, 06/02/25	03/20/2013	714	702	0.1
Transportadora de Gas del Sur SA, 9.63%, 05/14/20	02/20/2014	5	6	—
Trust F/1401, 6.95%, 01/30/44	01/24/2014	272	305	0.1
		$24,516	$19,707	2.8%

JNL/Ivy Asset Strategy Fund
Aston Martin Holdings UK Ltd., 10.25%, 07/15/18	01/24/2014	$12,131	$12,253	0.4%
Delta Topco Ltd.	01/23/2012	40,394	38,356	1.2
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	50,230	49,706	1.6
Legend Pictures LLC	12/18/2012	27,470	26,792	0.8
Legendary Pictures Funding LLC, 8.00%, 11/09/19	03/13/2013	28,500	28,500	0.9
Media Group Holdings LLC	06/21/2013	67,611	69,527	2.2
		$226,336	$225,134	7.1%

JNL/JPMorgan U.S. Government & Quality Bond Fund
CompuCredit Acquired Portfolio Voltage Master Trust, 0.32%, 09/17/18	09/18/2006	$5	$5	—%

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/JPMorgan U.S. Government & Quality Bond Fund (continued)
IndyMac Seconds Asset Backed Trust REMIC, 0.41%, 06/25/36	05/22/2006	$816	$193	—%
SACO I Inc. REMIC, 0.41%, 06/25/36	05/30/2006	197	315	—
		$1,018	$513	—%

JNL/Morgan Stanley Mid Cap Growth Fund
Airbnb Inc.	04/16/2014	$1,699	$1,690	0.7%
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/12/14	04/23/2013	5	—	—
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/15/14	04/23/2013	72	2	—
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/17/14	04/23/2013	112	3	—
Chinese Yuan versus USD Put Option, Strike Price CNY 6.62, Expiration 06/19/15	06/20/2014	133	45	—
Dropbox Inc.	01/30/2014	483	428	0.1
Dropbox Inc.- Series A-1	07/19/2012	40	76	—
Flipkart	01/07/2013	245	770	0.3
Palantir Technologies Inc.	10/28/2013	79	135	0.1
Palantir Technologies Inc.	10/28/2013	79	135	0.1
Palantir Technologies Inc.	07/20/2012	16	31	—
		$2,963	$3,315	1.3%

JNL/PIMCO Real Return Fund
BellSouth Corp., 4.18%, 04/26/15	04/17/2014	$18,614	$18,369	0.9%
Greensill Capital, 0.00%, 03/04/15	09/04/2014	4,978	4,960	0.3
		$23,592	$23,329	1.2%

JNL/PIMCO Total Return Bond Fund
Blackstone CQP Holdco LP, 9.30%, 06/30/18	06/26/2014	$2,140	$2,096	0.1%
Credit Agricole SA, 1.39%, 04/15/16	11/05/2013	5,043	5,056	0.1
SpringCastle America Funding LLC, 2.70%, 05/25/23	09/19/2014	23,498	23,489	0.5
VTB Bank OJSC Via VTB Capital SA, 6.47%, 03/04/15	07/24/2014	4,887	4,843	0.1
		$35,568	$35,484	0.8%

JNL/PPM America High Yield Bond Fund
American Airlines Pass-Through Trust, 5.60%, 07/15/20	11/22/2013	$13,410	$13,812	0.5%
Delta Air Lines Inc. Pass-Through Trust, 6.38%, 01/02/16	02/08/2011	1,000	1,049	—
Jack Cooper Holdings Corp., 9.25%, 06/01/20	01/07/2013	2,996	3,081	0.1
		$17,406	$17,942	0.6%

JNL/T. Rowe Price Established Growth Fund
Airbnb Inc.	04/16/2014	$6,792	$6,755	0.1%
LivingSocial- Series F	11/18/2011	1,185	71	—
		$7,977	$6,826	0.1%

JNL/T. Rowe Price Mid-Cap Growth Fund
Atlassian Corp.	04/10/2014	$1,628	$1,628	0.1%
Atlassian Corp.- Class A	04/10/2014	1,246	1,246	0.1
Atlassian Corp.	04/10/2014	1,204	1,204	—
Atlassian Corp.	04/10/2014	608	608	—
Atlassian Corp.- Class A	04/10/2014	346	346	—
Atlassian Corp.- Class A	04/10/2014	239	239	—
Dropbox Inc.- Series A-1	05/02/2012	2,338	4,372	0.2
Dropbox Inc.- Series A	05/02/2012	476	890	—
Dropbox Inc.	05/02/2012	383	717	—
LivingSocial	04/01/2011	4,061	316	—
		$12,529	$11,566	0.4%

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments at September 30, 2014.

	Unfunded Commitment	(Depreciation)
JNL/PPM America Floating Rate Income Fund
Advantage Sales and Marketing Inc. Delayed Draw Term Loan, 0.00%, 07/11/21	$122	$(2)
ZIGGO B.V. B-2 Term Loan, 0.00%, 01/15/22	344	(9)
ZIGGO B.V. B-3 Term Loan, 0.00%, 01/15/22	6,255	(172)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the Investment Company Act of 1940, as amended, (“1940 Act”), and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by approved pricing services.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2014, by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Purchased Options	$11	$—	$—	$11
Investment Companies	12,242	—	—	12,242
Short Term Investments	7,645	—	—	7,645
Fund Total	$19,898	$—	$—	$19,898
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$183,340	$188,829	$—	$372,169
Fund Total	$183,340	$188,829	$—	$372,169
JNL/BlackRock Commodity Securities Strategy Fund
Common Stocks	$1,050,111	$14,562	$—	$1,064,673
Commodity Indexed Structured Notes	—	79,680	—	79,680
Short Term Investments	66,671	202,987	—	269,658
Fund Total	$1,116,782	$297,229	$—	$1,414,011
JNL/BlackRock Global Allocation Fund
Common Stocks
Consumer Discretionary	$84,495	$124,379	$1,395	$210,269
Consumer Staples	72,073	49,620	18	121,711
Energy	123,742	50,352	—	174,094
Financials	198,235	180,825	—	379,060
Health Care	225,198	85,875	—	311,073
Industrials	139,016	164,761	—	303,777
Information Technology	169,746	49,330	—	219,076
Materials	78,451	84,771	—	163,222
Telecommunication Services	25,603	32,582	—	58,185
Utilities	46,124	25,561	—	71,685
Trust Preferreds	12,323	—	—	12,323
Preferred Stocks	36,665	29,749	16,422	82,836
Rights	37	—	—	37
Warrants	86	403	—	489
Purchased Options	973	37,745	—	38,718
Investment Companies	29,255	—	—	29,255
Corporate Bonds and Notes	—	269,521	5,117	274,638
Government and Agency Obligations	—	459,189	—	459,189
Short Term Investments	82,440	556,100	—	638,540
Fund Total	$1,324,462	$2,200,763	$22,952	$3,548,177
JNL/BlackRock Large Cap Select Growth Fund
Common Stocks	$1,140,024	$9,234	$—	$1,149,258
Preferred Stocks	—	—	7,477	7,477
Short Term Investments	28,379	—	—	28,379
Fund Total	$1,168,403	$9,234	$7,477	$1,185,114

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks	$196,096	$96,465	$—	$292,561
Warrants	22	—	—	22
Short Term Investments	20,571	—	—	20,571
Fund Total	$216,689	$96,465	$—	$313,154
JNL/Brookfield Global Infrastructure and MLP Fund
Common Stocks	$836,648	$397,475	$—	$1,234,123
Short Term Investments	99,196	—	—	99,196
Fund Total	$935,844	$397,475	$—	$1,333,319
JNL/Capital Guardian Global Balanced Fund
Common Stocks
Consumer Discretionary	$25,612	$21,346	$—	$46,958
Consumer Staples	1,638	11,413	—	13,051
Energy	13,606	5,955	—	19,561
Financials	30,417	33,504	—	63,921
Health Care	19,774	11,111	—	30,885
Industrials	26,007	15,586	—	41,593
Information Technology	29,589	19,332	—	48,921
Materials	8,581	4,985	—	13,566
Telecommunication Services	2,654	18,377	—	21,031
Utilities	6,837	890	—	7,727
Preferred Stocks	3,084	1,432	—	4,516
Non-U.S. Government Agency ABS	—	4,378	—	4,378
Corporate Bonds and Notes	—	21,009	—	21,009
Government and Agency Obligations	—	128,269	122	128,391
Short Term Investments	48,273	—	—	48,273
Fund Total	$216,072	$297,587	$122	$513,781
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks
Australia	$—	$6,312	$—	$6,312
Brazil	1,188	—	—	1,188
Canada	6,171	—	—	6,171
Chile	1,357	—	—	1,357
China	—	9,840	—	9,840
Denmark	—	6,974	—	6,974
Finland	—	4,284	—	4,284
France	—	8,715	—	8,715
Germany	—	2,215	—	2,215
Greece	—	2,604	—	2,604
Hong Kong	—	11,966	—	11,966
India	2,535	4,936	—	7,471
Ireland	8,548	—	—	8,548
Japan	—	34,270	—	34,270
Macau	—	2,806	—	2,806
Mexico	1,691	—	—	1,691
Netherlands	1,897	13,494	—	15,391
Norway	—	1,089	—	1,089
Portugal	2,979	—	—	2,979
Russian Federation	3,938	1,262	—	5,200
Singapore	3,532	3,155	—	6,687
South Africa	—	7,444	—	7,444
South Korea	—	9,282	—	9,282
Sweden	—	8,511	—	8,511
Switzerland	2,307	18,569	—	20,876
Thailand	—	1,821	—	1,821
United Kingdom	3,936	18,064	—	22,000
United States of America	188,001	—	—	188,001
Preferred Stocks	5,826	1,428	—	7,254
Short Term Investments	27,751	—	—	27,751
Fund Total	$261,657	$179,041	$—	$440,698
JNL/DFA U.S. Core Equity Fund
Common Stocks	$626,061	$—	$—	$626,061
Short Term Investments	26,799	—	—	26,799
Fund Total	$652,860	$—	$—	$652,860
JNL/Eagle SmallCap Equity Fund
Common Stocks	$1,349,656	$—	$—	$1,349,656
Short Term Investments	137,511	—	—	137,511
Fund Total	$1,487,167	$—	$—	$1,487,167

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$7,207	$141,020	$—	$148,227
Short Term Investments	3,177	—	—	3,177
Fund Total	$10,384	$141,020	$—	$151,404
JNL/Eastspring Investments China-India Fund
Common Stocks	$32,758	$333,441	$—	$366,199
Short Term Investments	14,484	—	—	14,484
Fund Total	$47,242	$333,441	$—	$380,683
JNL/Franklin Templeton Global Growth Fund
Common Stocks
Brazil	$5,793	$—	$—	$5,793
Canada	19,129	—	—	19,129
China	8,948	15,463	—	24,411
Denmark	—	6,551	—	6,551
France	—	120,436	—	120,436
Germany	—	80,096	—	80,096
Hong Kong	—	8,159	—	8,159
India	3,490	—	—	3,490
Ireland	—	15,544	—	15,544
Israel	23,376	—	—	23,376
Italy	—	37,463	—	37,463
Japan	—	32,227	—	32,227
Netherlands	4,753	76,038	—	80,791
Portugal	—	14,298	—	14,298
Russian Federation	11,412	21,904	—	33,316
Singapore	—	20,944	—	20,944
South Korea	23,874	32,029	—	55,903
Spain	—	18,150	—	18,150
Sweden	—	18,864	—	18,864
Switzerland	—	46,237	—	46,237
Thailand	—	3,485	—	3,485
Turkey	13,309	—	—	13,309
United Kingdom	13,236	119,918	—	133,154
United States of America	402,585	—	—	402,585
Short Term Investments	109,037	—	—	109,037
Fund Total	$638,942	$687,806	$—	$1,326,748
JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$325,564	$—	$325,564
Government and Agency Obligations	—	1,247,247	—	1,247,247
Common Stocks	—	—	395	395
Preferred Stocks	—	—	879	879
Short Term Investments	270,611	269,791	—	540,402
Fund Total	$270,611	$1,842,602	$1,274	$2,114,487
JNL/Franklin Templeton Income Fund
Common Stocks	$1,300,131	$90,453	$8,789	$1,399,373
Equity Linked Structured Notes	—	47,915	—	47,915
Preferred Stocks	68,937	20,016	2,000	90,953
Warrants	137	—	—	137
Corporate Bonds and Notes	—	1,088,960	1,307	1,090,267
Other Equity Interests	—	—	1	1
Short Term Investments	359,275	—	—	359,275
Fund Total	$1,728,480	$1,247,344	$12,097	$2,987,921
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks
Australia	$—	$791	$—	$791
Austria	474	979	—	1,453
Belgium	8,100	1,506	—	9,606
Bermuda	12,230	—	—	12,230
Brazil	1,073	—	—	1,073
Canada	25,825	—	—	25,825
China	—	5,372	—	5,372
Finland	8,859	13,266	—	22,125
France	1,563	17,723	—	19,286
Germany	—	9,927	—	9,927
Greece	—	488	—	488
Hong Kong	4,153	9,543	—	13,696
India	—	675	—	675
Ireland	32,488	16,596	—	49,084
Italy	436	12,131	—	12,567
Japan	—	45,160	—	45,160
Luxembourg	1,653	—	—	1,653

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton International Small Cap Growth Fund (continued)
Netherlands	$13,543	$16,173	$—	$29,716
Norway	900	3,834	—	4,734
Philippines	1,788	624	—	2,412
Russian Federation	1,315	—	—	1,315
Singapore	—	8,750	—	8,750
South Korea	1,804	16,096	—	17,900
Spain	5,937	7,776	—	13,713
Sweden	907	1,090	—	1,997
Switzerland	2,196	3,995	—	6,191
Taiwan	—	6,534	—	6,534
Thailand	314	841	—	1,155
United Kingdom	52,034	57,788	—	109,822
United States of America	16,962	—	—	16,962
Preferred Stocks	1,089	—	—	1,089
Investment Companies	1,329	—	—	1,329
Short Term Investments	37,044	—	—	37,044
Fund Total	$234,016	$257,658	$—	$491,674
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$832,786	$213,592	$2,992	$1,049,370
Preferred Stocks	—	7,306	—	7,306
Corporate Bonds and Notes	—	62,460	—	62,460
Government and Agency Obligations	—	3,017	—	3,017
Other Equity Interests	—	6,702	—	6,702
Short Term Investments	118,971	—	—	118,971
Fund Total	$951,757	$293,077	$2,992	$1,247,826
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$1,000,239	$10,329	$—	$1,010,568
Short Term Investments	91,092	—	—	91,092
Fund Total	$1,091,331	$10,329	$—	$1,101,660
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$74,514	$—	$74,514
Corporate Bonds and Notes	—	219,378	313	219,691
Government and Agency Obligations	—	556,150	—	556,150
Short Term Investments	98,481	2,194	—	100,675
Fund Total	$98,481	$852,236	$313	$951,030
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$170,292	$—	$170,292
Government and Agency Obligations	—	356,663	—	356,663
Non-U.S. Government Agency ABS	—	1,753	—	1,753
Credit Linked Structured Notes	—	78,216	—	78,216
Common Stocks	—	—	27	27
Short Term Investments	57,826	32,598	—	90,424
Fund Total	$57,826	$639,522	$27	$697,375
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$1,258,745	$—	$—	$1,258,745
Short Term Investments	30,188	—	—	30,188
Fund Total	$1,288,933	$—	$—	$1,288,933
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$300,446	$—	$—	$300,446
Short Term Investments	10,047	—	—	10,047
Fund Total	$310,493	$—	$—	$310,493
JNL/Invesco Global Real Estate Fund
Common Stocks
Australia	$—	$119,906	$—	$119,906
Austria	—	4,536	—	4,536
Canada	65,866	—	—	65,866
China	—	3,855	—	3,855
Finland	—	6,572	—	6,572
France	7,709	70,461	—	78,170
Germany	—	36,346	—	36,346
Hong Kong	—	144,931	—	144,931
Japan	—	244,368	—	244,368
Luxembourg	—	12,961	—	12,961
Malta	—	—	—	—
Netherlands	7,100	—	—	7,100
Norway	4,125	—	—	4,125
Singapore	—	62,037	—	62,037
Sweden	—	20,162	—	20,162
United Kingdom	3,869	111,246	—	115,115
United States of America	901,136	—	—	901,136

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Invesco Global Real Estate Fund (continued)
Short Term Investments	$106,082	$—	$—	$106,082
Fund Total	$1,095,887	$837,381	$—	$1,933,268
JNL/Invesco International Growth Fund
Common Stocks	$296,922	$1,098,545	$—	$1,395,467
Short Term Investments	122,161	—	—	122,161
Fund Total	$419,083	$1,098,545	$—	$1,517,628
JNL/Invesco Large Cap Growth Fund
Common Stocks	$1,000,414	$—	$—	$1,000,414
Short Term Investments	35,760	—	—	35,760
Fund Total	$1,036,174	$—	$—	$1,036,174
JNL/Invesco Mid Cap Value Fund
Common Stocks	$522,559	$9,289	$—	$531,848
Short Term Investments	38,202	—	—	38,202
Fund Total	$560,761	$9,289	$—	$570,050
JNL/Invesco Small Cap Growth Fund
Common Stocks	$795,940	$—	$—	$795,940
Rights	11	—	—	11
Short Term Investments	76,377	—	—	76,377
Fund Total	$872,328	$—	$—	$872,328
JNL/Ivy Asset Strategy Fund
Common Stocks	$1,703,415	$496,481	$134,675	$2,334,571
Purchased Options	691	1,240	—	1,931
Corporate Bonds and Notes	—	—	90,459	90,459
Precious Metals	188,133	—	—	188,133
Short Term Investments	116,492	481,938	—	598,430
Fund Total	$2,008,731	$979,659	$225,134	$3,213,524
JNL/JPMorgan International Value Fund
Common Stocks	$14,627	$644,942	$—	$659,569
Preferred Stocks	—	5,261	—	5,261
Rights	11	—	—	11
Short Term Investments	14,006	—	—	14,006
Fund Total	$28,644	$650,203	$—	$678,847
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$1,379,605	$—	$—	$1,379,605
Short Term Investments	84,508	—	—	84,508
Fund Total	$1,464,113	$—	$—	$1,464,113
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$43,183	$2,516	$45,699
Corporate Bonds and Notes	—	34,291	—	34,291
Government and Agency Obligations	—	1,061,224	—	1,061,224
Short Term Investments	85,387	—	—	85,387
Fund Total	$85,387	$1,138,698	$2,516	$1,226,601
JNL/Lazard Emerging Markets Fund
Common Stocks
Argentina	$19,611	$—	$—	$19,611
Brazil	202,659	—	—	202,659
China	112,630	108,001	—	220,631
Colombia	40,295	—	—	40,295
Egypt	—	15,966	—	15,966
Greece	—	4,308	—	4,308
Hong Kong	—	3,091	—	3,091
Hungary	—	12,346	—	12,346
India	32,739	67,050	—	99,789
Indonesia	31,002	55,870	—	86,872
Macau	—	17,751	—	17,751
Mexico	27,887	—	—	27,887
Pakistan	7,862	11,453	—	19,315
Peru	2,807	—	—	2,807
Philippines	22,346	—	—	22,346
Poland	—	2,357	—	2,357
Russian Federation	54,575	87,429	—	142,004
South Africa	—	93,662	—	93,662
South Korea	—	177,338	—	177,338
Sweden	4,605	—	—	4,605
Taiwan	53,429	23,127	—	76,556
Thailand	—	29,653	—	29,653
Turkey	9,272	61,820	—	71,092
United Kingdom	—	9,047	—	9,047
Preferred Stocks	3,275	—	—	3,275

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Lazard Emerging Markets Fund (continued)
Short Term Investments	$65,937	$—	$—	$65,937
Fund Total	$690,931	$780,269	$—	$1,471,200
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$143,159	$604,612	$205	$747,976
Preferred Stocks	45,867	5,628	—	51,495
Rights	5	5	—	10
Warrants	—	6	—	6
Short Term Investments	31,323	925	—	32,248
Fund Total	$220,354	$611,176	$205	$831,735
JNL/Mellon Capital European 30 Fund
Common Stocks	$27,937	$266,162	$—	$294,099
Short Term Investments	8,867	—	—	8,867
Fund Total	$36,804	$266,162	$—	$302,966
JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	$7,624	$162,071	$—	$169,695
Investment Companies	1,894	—	—	1,894
Short Term Investments	11,871	—	—	11,871
Fund Total	$21,389	$162,071	$—	$183,460
JNL/Mellon Capital S&P 500 Index Fund
Common Stocks	$3,637,634	$—	$—	$3,637,634
Short Term Investments	146,609	6,150	—	152,759
Fund Total	$3,784,243	$6,150	$—	$3,790,393
JNL/Mellon Capital S&P 400 MidCap Index Fund
Common Stocks	$1,719,077	$—	$—	$1,719,077
Short Term Investments	138,901	1,905	—	140,806
Fund Total	$1,857,978	$1,905	$—	$1,859,883
JNL/Mellon Capital Small Cap Index Fund
Common Stocks	$1,710,192	$154	$—	$1,710,346
Rights	—	74	—	74
Short Term Investments	262,940	1,895	—	264,835
Fund Total	$1,973,132	$2,123	$—	$1,975,255
JNL/Mellon Capital International Index Fund
Common Stocks	$41,677	$2,187,788	$—	$2,229,465
Preferred Stocks	854	14,778	—	15,632
Rights	106	37	—	143
Short Term Investments	79,561	1,720	—	81,281
Fund Total	$122,198	$2,204,323	$—	$2,326,521
JNL/Mellon Capital Bond Index Fund
Non-U.S. Government Agency ABS	$—	$22,318	$—	$22,318
Corporate Bonds and Notes	—	242,329	—	242,329
Government and Agency Obligations	—	643,478	—	643,478
Short Term Investments	63,641	—	—	63,641
Fund Total	$63,641	$908,125	$—	$971,766
JNL/Mellon Capital Global Alpha Fund
Purchased Options	$2,173	$—	$—	$2,173
Short Term Investments	4,290	38,228	—	42,518
Fund Total	$6,463	$38,228	$—	$44,691
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Common Stocks	$88,563	$—	$—	$88,563
Short Term Investments	7,180	—	—	7,180
Fund Total	$95,743	$—	$—	$95,743
JNL/Mellon Capital Utilities Sector Fund
Common Stocks	$25,547	$—	$—	$25,547
Short Term Investments	539	—	—	539
Fund Total	$26,086	$—	$—	$26,086
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$230,533	$1,349	$1,040	$232,922
Preferred Stocks	—	—	2,225	2,225
Purchased Options	—	50	—	50
Short Term Investments	33,001	—	—	33,001
Fund Total	$263,534	$1,399	$3,265	$268,198
JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$123,827	$—	$123,827
Corporate Bonds and Notes	—	143,078	—	143,078
Government and Agency Obligations	—	253,149	—	253,149
Investment Companies	28,544	—	—	28,544
Variable Rate Senior Loan Interests	—	79,256	—	79,256
Short Term Investments	120,028	—	—	120,028
Fund Total	$148,572	$599,310	$—	$747,882

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Oppenheimer Global Growth Fund
Common Stocks
Brazil	$45,250	$—	$—	$45,250
China	3,737	—	—	3,737
Denmark	—	4,764	—	4,764
France	—	69,798	—	69,798
Germany	—	100,163	—	100,163
India	18,176	18,686	—	36,862
Italy	—	18,306	—	18,306
Japan	—	130,791	—	130,791
Mexico	10,369	—	—	10,369
Netherlands	—	23,961	—	23,961
Russian Federation	3,253	9,619	—	12,872
Spain	—	46,575	—	46,575
Sweden	—	51,780	—	51,780
Switzerland	—	65,737	—	65,737
United Kingdom	7,019	34,571	—	41,590
United States of America	533,985	—	—	533,985
Preferred Stocks	382	22,212	—	22,594
Rights	142	—	—	142
Short Term Investments	63,243	—	—	63,243
Fund Total	$685,556	$596,963	$—	$1,282,519
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$153,858	$10,922	$164,780
Corporate Bonds and Notes	—	109,189	4,960	114,149
Government and Agency Obligations	—	2,422,893	—	2,422,893
Preferred Stocks	601	—	—	601
Other Equity Interests	—	20	—	20
Short Term Investments	4,681	456,500	—	461,181
Fund Total	$5,282	$3,142,460	$15,882	$3,163,624
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$465,854	$23,489	$489,343
Corporate Bonds and Notes	—	1,312,204	—	1,312,204
Government and Agency Obligations	—	2,700,711	—	2,700,711
Preferred Stocks	30,063	—	—	30,063
Trust Preferreds	19,691	—	—	19,691
Short Term Investments	59,769	410,734	—	470,503
Fund Total	$109,523	$4,889,503	$23,489	$5,022,515
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$80,515	$—	$80,515
Variable Rate Senior Loan Interests(1)	—	1,602,011	15,760	1,617,771
Short Term Investments	52,892	—	—	52,892
Fund Total	$52,892	$1,682,526	$15,760	$1,751,178
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$36,394	$—	$36,394
Corporate Bonds and Notes	—	2,432,148	42,132	2,474,280
Common Stocks	192,212	—	764	192,976
Preferred Stocks	74,379	1,015	—	75,394
Trust Preferreds	2,558	—	—	2,558
Investment Companies	39,744	—	—	39,744
Other Equity Interests	—	17,167	—	17,167
Short Term Investments	480,650	—	—	480,650
Fund Total	$789,543	$2,486,724	$42,896	$3,319,163
JNL/PPM America Mid Cap Value Fund
Common Stocks	$374,834	$—	$—	$374,834
Short Term Investments	16,927	—	—	16,927
Fund Total	$391,761	$—	$—	$391,761
JNL/PPM America Small Cap Value Fund
Common Stocks	$182,561	$—	$—	$182,561
Short Term Investments	14,732	—	—	14,732
Fund Total	$197,293	$—	$—	$197,293
JNL/PPM America Value Equity Fund
Common Stocks	$212,783	$—	$—	$212,783
Short Term Investments	5,690	—	—	5,690
Fund Total	$218,473	$—	$—	$218,473

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Red Rocks Listed Private Equity Fund
Common Stocks
Diversified	$—	$99,945	$—	$99,945
Financials	502,477	253,645	—	756,122
Industrials	18,537	14,999	—	33,536
Short Term Investments	17,335	—	—	17,335
Fund Total	$538,349	$368,589	$—	$906,938
JNL/S&P Competitive Advantage Fund
Common Stocks	$2,437,397	$—	$—	$2,437,397
Short Term Investments	30,975	—	—	30,975
Fund Total	$2,468,372	$—	$—	$2,468,372
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$3,852,066	$—	$—	$3,852,066
Short Term Investments	45,297	—	—	45,297
Fund Total	$3,897,363	$—	$—	$3,897,363
JNL/S&P International 5 Fund
Common Stocks	$17,583	$100,364	$—	$117,947
Short Term Investments	287	—	—	287
Fund Total	$17,870	$100,364	$—	$118,234
JNL/S&P Intrinsic Value Fund
Common Stocks	$2,224,660	$—	$—	$2,224,660
Short Term Investments	19,238	—	—	19,238
Fund Total	$2,243,898	$—	$—	$2,243,898
JNL/S&P Mid 3 Fund
Common Stocks	$106,308	$—	$—	$106,308
Short Term Investments	1,296	—	—	1,296
Fund Total	$107,604	$—	$—	$107,604
JNL/S&P Total Yield Fund
Common Stocks	$1,644,720	$—	$—	$1,644,720
Short Term Investments	11,373	—	—	11,373
Fund Total	$1,656,093	$—	$—	$1,656,093
JNL/Scout Unconstrained Bond Fund
Non-U.S. Government Agency ABS	$—	$39,803	$—	$39,803
Corporate Bonds and Notes	—	170,970	—	170,970
Government and Agency Obligations	—	338,351	—	338,351
Short Term Investments	108,372	—	—	108,372
Fund Total	$108,372	$549,124	$—	$657,496
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$4,595,424	$102,426	$—	$4,697,850
Preferred Stocks	71	—	6,755	6,826
Short Term Investments	165,636	—	—	165,636
Fund Total	$4,761,131	$102,426	$6,755	$4,870,312
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$2,606,974	$—	$4,784	$2,611,758
Preferred Stocks	—	—	6,782	6,782
Short Term Investments	267,016	—	—	267,016
Fund Total	$2,873,990	$—	$11,566	$2,885,556
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$432,717	$—	$432,717
Corporate Bonds and Notes	—	897,981	—	897,981
Government and Agency Obligations	—	432,945	—	432,945
Short Term Investments	74,719	—	—	74,719
Fund Total	$74,719	$1,763,643	$—	$1,838,362
JNL/T. Rowe Price Value Fund
Common Stocks	$3,013,284	$80,849	$—	$3,094,133
Short Term Investments	79,245	—	—	79,245
Fund Total	$3,092,529	$80,849	$—	$3,173,378
JNL/WMC Balanced Fund
Common Stocks	$2,535,866	$—	$—	$2,535,866
Non-U.S. Government Agency ABS	—	55,963	1,866	57,829
Corporate Bonds and Notes	—	348,986	—	348,986
Government and Agency Obligations	—	1,103,467	—	1,103,467
Short Term Investments	227,599	—	—	227,599
Fund Total	$2,763,465	$1,508,416	$1,866	$4,273,747
JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$143,489	$—	$143,489
Government and Agency Obligations	—	298,834	—	298,834
Short Term Investments	—	806,375	—	806,375
Fund Total	$—	$1,248,698	$—	$1,248,698

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/WMC Value Fund
Common Stocks	$1,741,494	$25,266	$—	$1,766,760
Short Term Investments	28,626	—	—	28,626
Fund Total	$1,770,120	$25,266	$—	$1,795,386

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/BlackRock Global Allocation Fund
Common Stocks	$(1,985)	$—	$—	$(1,985)
Fund Total	$(1,985)	$—	$—	$(1,985)
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks	$(96,614)	$(45,057)	$—	$(141,671)
Fund Total	$(96,614)	$(45,057)	$—	$(141,671)
JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(11,836)	$—	$(11,836)
Fund Total	$—	$(11,836)	$—	$(11,836)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(59,683)	$—	$—	$(59,683)
Fund Total	$(59,683)	$—	$—	$(59,683)
JNL/Mellon Capital Bond Index Fund
Government and Agency Obligations	$—	$(5,575)	$—	$(5,575)
Fund Total	$—	$(5,575)	$—	$(5,575)
JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(190,457)	$—	$(190,457)
Fund Total	$—	$(190,457)	$—	$(190,457)

(1)Unfunded commitments in JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments.  Net unrealized depreciation is reflected as a liability in the table.  See Unfunded Commitments in these Notes to Schedules of Investments.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Open Futures Contracts	$30	$—	$—	$30
Open Forward Foreign Currency Contracts	—	31	—	31
Centrally Cleared Credit Default Swap Agreements	—	5	—	5
Fund Total	$30	$36	$—	$66
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$7,679	$—	$—	$7,679
Open Forward Foreign Currency Contracts	—	26,078	—	26,078
OTC Total Return Swap Agreements	—	8,355	—	8,355
Fund Total	$7,679	$34,433	$—	$42,112
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$3,978	$—	$—	$3,978
Open Forward Foreign Currency Contracts	—	16,458	—	16,458
Centrally Cleared Interest Rate Swap Agreements	—	187	—	187
OTC Credit Default Swap Agreements	—	306	—	306
Centrally Cleared Credit Default Swap Agreements	—	82	—	82
OTC Total Return Swap Agreements	—	849	—	849
Fund Total	$3,978	$17,882	$—	$21,860
JNL/BlackRock Large Cap Select Growth Fund
Open Forward Foreign Currency Contracts	$—	$273	$—	$273
Fund Total	$—	$273	$—	$273
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$960	$—	$960
Fund Total	$—	$960	$—	$960
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$64,529	$—	$64,529
Fund Total	$—	$64,529	$—	$64,529
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$6,515	$—	$6,515
Fund Total	$—	$6,515	$—	$6,515
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$809	$—	$—	$809
Open Forward Foreign Currency Contracts	—	4,526	—	4,526
OTC Interest Rate Swap Agreements	—	61	—	61
Centrally Cleared Interest Rate Swap Agreements	—	2,123	—	2,123
OTC Credit Default Swap Agreements	—	8	—	8
Centrally Cleared Credit Default Swap Agreements	—	30	—	30
Fund Total	$809	$6,748	$—	$7,557

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$1,040	$—	$—	$1,040
Open Forward Foreign Currency Contracts	—	9,565	—	9,565
OTC Interest Rate Swap Agreements	—	1,338	—	1,338
Centrally Cleared Interest Rate Swap Agreements	—	70	—	70
OTC Cross-Currency Swap Agreements	—	965	—	965
OTC Credit Default Swap Agreements	—	6	—	6
Fund Total	$1,040	$11,944	$—	$12,984
JNL/Invesco Mid Cap Value Fund
Open Forward Foreign Currency Contracts	$—	$56	$—	$56
Fund Total	$—	$56	$—	$56
JNL/Ivy Asset Strategy Fund
Open Forward Foreign Currency Contracts	$—	$1,854	$—	$1,854
Fund Total	$—	$1,854	$—	$1,854
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$4,630	$—	$4,630
Fund Total	$—	$4,630	$—	$4,630
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$191	$—	$—	$191
Open Forward Foreign Currency Contracts	—	398	—	398
Fund Total	$191	$398	$—	$589
JNL/Mellon Capital Global Alpha Fund
Open Futures Contracts	$574	$—	$—	$574
Open Forward Foreign Currency Contracts	—	1,080	—	1,080
Fund Total	$574	$1,080	$—	$1,654
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$2,231	$—	$—	$2,231
OTC Credit Default Swap Agreements	—	415	—	415
Fund Total	$2,231	$415	$—	$2,646
JNL/PIMCO Real Return Fund
Exchange Traded Futures Written Options	$97	$—	$—	$97
Open Forward Foreign Currency Contracts	—	34,810	—	34,810
OTC Interest Rate Swap Agreements	—	214	—	214
Centrally Cleared Interest Rate Swap Agreements	—	1,895	—	1,895
OTC Credit Default Swap Agreements	—	298	—	298
Centrally Cleared Credit Default Swap Agreements	—	352	—	352
Fund Total	$97	$37,569	$—	$37,666
JNL/PIMCO Total Return Bond Fund
Exchange Traded Futures Written Options	$25	$—	$—	$25
Open Futures Contracts	116	—	—	116
Open Forward Foreign Currency Contracts	—	70,055	—	70,055
OTC Interest Rate Swap Agreements	—	611	—	611
Centrally Cleared Interest Rate Swap Agreements	—	1,376	—	1,376
OTC Credit Default Swap Agreements	—	2,850	—	2,850
Fund Total	$141	$74,892	$—	$75,033
JNL/PPM America Floating Rate Income Fund
Open Futures Contracts	$138	$—	$—	$138
Fund Total	$138	$—	$—	$138
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$1,053	$—	$—	$1,053
Fund Total	$1,053	$—	$—	$1,053
JNL/Scout Unconstrained Bond Fund
Open Futures Contracts	$226	$—	$—	$226
Open Forward Foreign Currency Contracts	—	277	—	277
Fund Total	$226	$277	$—	$503
JNL/T. Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$—	$168	$—	$168
Fund Total	$—	$168	$—	$168

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Open Futures Contracts	$(54)	$—	$—	$(54)
Open Forward Foreign Currency Contracts	—	(37)	—	(37)
OTC Total Return Swap Agreements	—	(1)	—	(1)
Fund Total	$(54)	$(38)	$—	$(92)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(1,787)	$—	$—	$(1,787)
Open Forward Foreign Currency Contracts	—	(21,497)	—	(21,497)
OTC Total Return Swap Agreements	—	(1,202)	—	(1,202)
Fund Total	$(1,787)	$(22,699)	$—	$(24,486)
JNL/BlackRock Global Allocation Fund
Written Options	$(413)	$(13,950)	$—	$(14,363)
Open Futures Contracts	(225)	—	—	(225)
Open Forward Foreign Currency Contracts	—	(1,096)	—	(1,096)
OTC Interest Rate Swap Agreements	—	(36)	—	(36)
Centrally Cleared Interest Rate Swap Agreements	—	(274)	—	(274)
Fund Total	$(638)	$(15,356)	$—	$(15,994)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(574)	$—	$(574)
Fund Total	$—	$(574)	$—	$(574)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(8,920)	$—	$(8,920)
OTC Interest Rate Swap Agreements	—	(7,960)	—	(7,960)
Centrally Cleared Interest Rate Swap Agreements	—	(938)	—	(938)
Fund Total	$—	$(17,818)	$—	$(17,818)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(152)	$—	$(152)
Fund Total	$—	$(152)	$—	$(152)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(164)	$—	$—	$(164)
Open Forward Foreign Currency Contracts	—	(2,878)	—	(2,878)
OTC Interest Rate Swap Agreements	—	(958)	—	(958)
Centrally Cleared Interest Rate Swap Agreements	—	(2,175)	—	(2,175)
OTC Credit Default Swap Agreements	—	(102)	—	(102)
Fund Total	$(164)	$(6,113)	$—	$(6,277)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(15)	$—	$—	$(15)
Open Forward Foreign Currency Contracts	—	(8,111)	—	(8,111)
OTC Interest Rate Swap Agreements	—	(5,990)	—	(5,990)
Centrally Cleared Interest Rate Swap Agreements	—	(461)	—	(461)
OTC Cross-Currency Swap Agreements	—	(398)	—	(398)
OTC Credit Default Swap Agreements	—	(154)	—	(154)
Fund Total	$(15)	$(15,114)	$—	$(15,129)
JNL/Ivy Asset Strategy Fund
Written Options	$(2,024)	$(2,551)	$—	$(4,575)
Open Forward Foreign Currency Contracts	—	(29)	—	(29)
Fund Total	$(2,024)	$(2,580)	$—	$(4,604)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$(4,451)	$—	$(4,451)
Fund Total	$—	$(4,451)	$—	$(4,451)
JNL/Mellon Capital Emerging Markets Index Fund
Open Futures Contracts	$(1,054)	$—	$—	$(1,054)
Fund Total	$(1,054)	$—	$—	$(1,054)
JNL/Mellon Capital S&P 500 Index Fund
Open Futures Contracts	$(1,119)	$—	$—	$(1,119)
Fund Total	$(1,119)	$—	$—	$(1,119)
JNL/Mellon Capital S&P 400 MidCap Index Fund
Open Futures Contracts	$(1,378)	$—	$—	$(1,378)
Fund Total	$(1,378)	$—	$—	$(1,378)
JNL/Mellon Capital Small Cap Index Fund
Open Futures Contracts	$(1,603)	$—	$—	$(1,603)
Fund Total	$(1,603)	$—	$—	$(1,603)
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$(276)	$—	$—	$(276)
Open Forward Foreign Currency Contracts	—	(760)	—	(760)
Fund Total	$(276)	$(760)	$—	$(1,036)
JNL/Mellon Capital Global Alpha Fund
Exchange Traded Futures Purchased Options	$(185)	$—	$—	$(185)
Open Futures Contracts	(392)	$—	—	(392)
Open Forward Foreign Currency Contracts	—	(988)	—	(988)
Fund Total	$(577)	$(988)	$—	$(1,565)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(43)	$—	$—	$(43)
Centrally Cleared Credit Default Swap Agreements	—	(108)	—	(108)
Fund Total	$(43)	$(108)	$—	$(151)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PIMCO Real Return Fund
Written Options	$—	$(648)	$—	$(648)
Exchange Traded Futures Written Options	(64)	—	—	(64)
Open Futures Contracts	(593)	—	—	(593)
Open Forward Foreign Currency Contracts	—	(4,093)	—	(4,093)
OTC Interest Rate Swap Agreements	—	(8,024)	—	(8,024)
Centrally Cleared Interest Rate Swap Agreements	—	(3,986)	—	(3,986)
OTC Credit Default Swap Agreements	—	(657)	—	(657)
Fund Total	$(657)	$(17,408)	$—	$(18,065)
JNL/PIMCO Total Return Bond Fund
Written Options	$—	$(4,059)	$—	$(4,059)
Exchange Traded Futures Written Options	(30)	—	—	(30)
Open Futures Contracts	(11,982)	—	—	(11,982)
Open Forward Foreign Currency Contracts	—	(14,179)	—	(14,179)
OTC Interest Rate Swap Agreements	—	(802)	—	(802)
Centrally Cleared Interest Rate Swap Agreements	—	(6,339)	—	(6,339)
OTC Credit Default Swap Agreements	—	(2,149)	—	(2,149)
Centrally Cleared Credit Default Swap Agreements	—	(6)	—	(6)
Fund Total	$(12,012)	$(27,534)	$—	$(39,546)
JNL/Scout Unconstrained Bond Fund
Centrally Cleared Credit Default Swap Agreements	$—	$(317)	$—	$(317)
Fund Total	$—	$(317)	$—	$(317)
JNL/T. Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$—	$(122)	$—	$(122)
Fund Total	$—	$(122)	$—	$(122)
JNL/WMC Balanced Fund
Open Futures Contracts	$(69)	$—	$—	$(69)
Fund Total	$(69)	$—	$—	$(69)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, exchange traded futures options, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended September 30, 2014:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$—	$5,615
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$—	$5,564
JNL/Brookfield Global Infrastructure and MLP Fund
Common Stocks	$14,135	$—
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$5,383	$2,671
JNL/Eastspring Investments China India Fund
Common Stocks	$16,482	$10,239
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$24,285	$66,378
JNL/Invesco International Growth Fund
Common Stocks	$—	$21,421
JNL/Lazard Emerging Markets Fund
Common Stocks	$34,654	$53,672
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$18,389	$8,118
JNL/Mellon Capital International Index Fund
Common Stocks	$26,244	$—
JNL/Oppenheimer Global Growth Fund
Common Stocks	$—	$13,491
JNL/RedRocks Listed Private Equity Fund
Common Stocks	$77,685	$—
Investment Companies	9,484	59,962

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

The following table is a rollforward of significant Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2014:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)		Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)		Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
JNL/BlackRock Large Cap Select Growth Fund
Common Stock	$—	$—	$(11,919	)(3)	$—	$11,919		$—		$—		$—
JNL/Ivy Asset Strategy Fund
Common Stock	$31,168	$—	$—		$(4,376)	$—		$—		$26,792	(4)	$(4,376)
Common Stock	37,612	—	—		744	—		—		38,356	(6)	744
Common Stock	69,993	—	—		(466)	—		—		69,527	(7)	(466)
Corporate Bonds and Notes	28,500	—	—		—	—		—		28,500	(5)	—
Corporate Bonds and Notes	49,006	—	—		(43)	4,900	(8)	(4,157	)(9)	49,706	(6)	(43)
Fund Total	$216,279	$—	$—		$(4,141)	$4,900		$(4,157)		$212,881		$(4,141)

(1)        Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at September 30, 2014.

(2)        There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2014, other than those noted.

(3)        During the period, the valuation of the common stock in JNL/BlackRock Large Cap Select Growth Fund was transferred from a Level 3 valuation to a Level 1 valuation.  The security began to trade on an exchange and is currently valued using the official closing price on the exchange where it is principally traded and considered a Level 1 valuation.  When the security was purchased, it was a privately held company and was not publically traded, and the fair value measurement was determined using a recent transaction price and considered a Level 3 valuation.

(4)        The fair value measurements of the common stock in JNL/Ivy Asset Strategy Fund were determined based on a discounted cash flow model, recent transactions and taking into consideration a discount for liquidity.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	N/A
Income approach	Discount for lack of marketability	9.56%
Discount cash flow	Cash on cash ratio	1.29-1.49

(5)        The fair value measurements of the corporate bond in JNL/Ivy Asset Strategy Fund was determined based on the purchase transaction price.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, significant change in the valuations of comparable public companies, significant changes in the interest rate spread of comparable corporate bonds indices, or another, similar transaction in the company’s securities could result in a significant decrease or increase to the corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Transaction	Transaction price	N/A
Market approach	Interest rate spread	180 &110*

*Represents the spread on the corporate bond versus the JPMorgan U.S. High Yield Index and the JPMorgan High Yield Diversified Media Sub Index, respectively.

(6)        The fair value measurements of the common stock and corporate bond in JNL/Ivy Asset Strategy Fund were determined based on the midpoint of an enterprise valuation model which considered previous transaction levels, current and forecasted financial results, analysis of budget to actual performance and valuations of comparable public companies.  As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA or forecasted financial results, a significant change in the company’s capital structure, a significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Income approach	Pro forma run rate EBITDA multiples	21.00-21.50

(7)        The fair value measurements of the common stock in JNL/Ivy Asset Strategy Fund were determined based on recent transactions and a discounted cash flow model.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, the company not meeting the EBITDA floor, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	N/A
Discount cash flow	Weighted average cost of capital	9.8%

(8)        This amount represents interest earned on the corporate bond in JNL/Ivy Asset Strategy Fund which was paid-in-kind.

(9)        This amount represents a paydown on the corporate bond in JNL/Ivy Asset Strategy Fund.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Securities Lending and Securities Lending Collateral - All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Money Market Fund participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment and securities loan.  The Fund also bears the risk that the agent may default on its obligations to the Fund. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (“Custodians”) serve as securities lending agents to the eligible Funds of the Trust for which they are Custodian.  JPM Chase serves as custodian for all Funds except for JNL/PPM America Floating Rate Income Fund and JNL/Goldman Sachs U.S. Equity Flex Fund for which State Street serves as custodian.

For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC.  In addition to investing cash collateral in the Securities Lending Cash Collateral Fund LLC, JNL/Mellon Capital S&P 500 Index Fund, JNL/S&P Dividend Income and Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities.  For JNL/Goldman Sachs U.S. Equity Flex Fund, the cash collateral is not reinvested.

Sub-Adviser Affiliates - The following Sub-Advisers are affiliates of JNAM:  PPM America, Inc. serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Value Equity Fund.  Eastspring Investments (Singapore) Limited serves as Sub-Adviser for JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund.

Investments in Affiliates - During the period ended September 30, 2014, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool.  The following table details cash management investments in affiliates held at September 30, 2014.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2014.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AllianceBernstein Dynamic Asset Allocation Fund	$5,828	$7,599	$—
JNL/AQR Managed Futures Strategy Fund	62,277	62,277	4
JNL/BlackRock Commodity Securities Strategy Fund	30,041	31,731	1
JNL/BlackRock Large Cap Select Growth Fund	2,839	3,537	1
JNL/Boston Partners Global Long Short Equity Fund	—	20,571	—
JNL/Brookfield Global Infrastructure and MLP Fund	27,920	28,016	1
JNL/Capital Guardian Global Balanced Fund	25,475	27,365	1
JNL/Capital Guardian Global Diversified Research Fund	6,238	10,423	1
JNL/DFA U.S. Core Equity Fund	6,118	4,073	—
JNL/Eagle SmallCap Equity Fund	3,688	17,481	1
JNL/Eastspring Investments Asia ex-Japan Fund	250	—	—
JNL/Eastspring Investments China-India Fund	7,814	3,329	—
JNL/Franklin Templeton Global Growth Fund	40,889	56,614	2
JNL/Franklin Templeton Global Multisector Bond Fund	224,636	130,827	9
JNL/Franklin Templeton Income Fund	306,130	116,535	8
JNL/Franklin Templeton International Small Cap Growth Fund	14,576	10,576	1
JNL/Franklin Templeton Mutual Shares Fund	80,131	103,948	4
JNL/Franklin Templeton Small Cap Value Fund	44,773	70,089	3
JNL/Goldman Sachs Core Plus Bond Fund	67,834	72,586	2
JNL/Goldman Sachs Emerging Markets Debt Fund	29,214	31,530	2
JNL/Goldman Sachs Mid Cap Value Fund	28,388	25,100	1
JNL/Goldman Sachs U.S. Equity Flex Fund	10,502	10,047	—
JNL/Invesco Global Real Estate Fund	43,499	43,092	1
JNL/Invesco International Growth Fund	124,157	102,904	4
JNL/Invesco Large Cap Growth Fund	5,615	10,890	1
JNL/Invesco Mid Cap Value Fund	$21,151	$27,659	$1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Invesco Small Cap Growth Fund	26,122	32,657	1
JNL/Ivy Asset Strategy Fund	39,543	43,016	2
JNL/JPMorgan International Value Fund	8,417	5,436	—
JNL/JPMorgan MidCap Growth Fund	54,047	23,060	1
JNL/JPMorgan U.S. Government & Quality Bond Fund	27,924	66,067	2
JNL/Lazard Emerging Markets Fund	17,824	30,052	1
JNL/Mellon Capital Emerging Markets Index Fund	5,575	16,410	1
JNL/Mellon Capital European 30 Fund	2,702	614	—
JNL/Mellon Capital Pacific Rim 30 Fund	619	270	—
JNL/Mellon Capital S&P 500 Index Fund	75,211	116,886	4
JNL/Mellon Capital S&P 400 MidCap Index Fund	43,981	36,092	2
JNL/Mellon Capital Small Cap Index Fund	23,043	36,741	1
JNL/Mellon Capital International Index Fund	35,762	21,352	1
JNL/Mellon Capital Bond Index Fund	19,872	17,392	3
JNL/Mellon Capital Global Alpha Fund	5,892	4,290	1
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	374	417	—
JNL/Mellon Capital Utilities Sector Fund	140	539	—
JNL/Morgan Stanley Mid Cap Growth Fund	9,033	13,577	—
JNL/Neuberger Berman Strategic Income Fund	50,231	74,491	2
JNL/Oppenheimer Global Growth Fund	27,190	24,507	1
JNL/PPM America High Yield Bond Fund	79,095	57,678	4
JNL/PPM America Mid Cap Value Fund	90	1,669	—
JNL/PPM America Small Cap Value Fund	953	949	—
JNL/PPM America Value Equity Fund	1,176	1,603	—
JNL/Red Rocks Listed Private Equity Fund	15,758	2,588	—
JNL/S&P Competitive Advantage Fund	19,013	15,750	—
JNL/S&P Dividend Income & Growth Fund	11,377	13,516	1
JNL/S&P International 5 Fund	—	287	—
JNL/S&P Intrinsic Value Fund	7,585	19,238	—
JNL/S&P Mid 3 Fund	907	1,296	—
JNL/S&P Total Yield Fund	7,270	9,834	—
JNL/Scout Unconstrained Bond Fund	42,953	108,372	2
JNL/T. Rowe Price Established Growth Fund	2,000	1,952	—
JNL/T. Rowe Price Mid-Cap Growth Fund	695	1,223	—
JNL/T. Rowe Price Short-Term Bond Fund	10,000	8,507	—
JNL/T. Rowe Price Value Fund	1,119	774	—
JNL/WMC Balanced Fund	425,006	39,003	13
JNL/WMC Value Fund	25,815	24,503	1

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$41,011	$27,173	$22
JNL/T. Rowe Price Mid-Cap Growth Fund	154,807	178,189	64
JNL/T. Rowe Price Short-Term Bond Fund	30,862	36,437	18
JNL/T. Rowe Price Value Fund	31,221	20,110	10

Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC is reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser.  JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund, which is an affiliate of the Fund.  JNL/Mellon Capital International Index Fund invested in Prudential plc.  JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNL/Mellon Capital S&P 500 Index Fund and JNL/Mellon Capital Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

The following table details each Fund’s long term investments in affiliates held during the period ended September 30, 2014.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain	Value End of Period
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	$5,085	$2,147	$—	$—	$—	$7,133
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	7,254	976	—	69	—	9,121
JNL/Mellon Capital International Index Fund	Prudential plc	9,863	420	149	265	113	9,915
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	516	—	500	13	13	—
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	613	—	—	16	—	623

Schedule of Written Options

	Expiration Date	Exercise/Barrier Price		Contracts/ Notional Contracts	Value

Barrier Option
JNL/BlackRock Global Allocation Fund
Euro Stoxx 50 Index Put Option, DUB	09/21/2018	EUR	2,586.07 / 2,165.83	1,006	$(379)

Foreign Currency Options
JNL/PIMCO Real Return Fund
Brazilian Real versus USD Call Option, DUB	07/01/2015	BRL	2.68	5,660,000	$(259)
Indian Rupee versus USD Call Option, JPM	03/10/2015	IDR	65.00	14,900,000	(218)
				20,560,000	$(477)
JNL/PIMCO Total Return Bond Fund
Brazilian Real versus USD Call Option, JPM	10/31/2014	BRL	2.58	3,400,000	$(31)
Japanese Yen versus USD Put Option, BBP	11/10/2014	JPY	97.00	4,800,000	—
Japanese Yen versus USD Put Option, BOA	02/18/2019	JPY	80.00	2,500,000	(72)
Japanese Yen versus USD Put Option, BOA	11/10/2014	JPY	97.00	8,100,000	—
Japanese Yen versus USD Put Option, UBS	11/10/2014	JPY	98.00	4,800,000	—
				23,600,000	$(103)
Index Options
JNL/BlackRock Global Allocation Fund
CBOE Volatility Index Call Option, CSI	10/22/2014		25.00	98,673	$(20)
Euro Stoxx 50 Index Call Option, CSI	10/17/2014	EUR	3,373.17	3,913	(11)
Euro Stoxx 50 Index Put Option, CSI	10/17/2014	EUR	2,967.74	3,913	(18)
Ibovespa Index Call Option, JPM	02/18/2015	BRL	66,572.31	143	(46)
Ibovespa Index Call Option, MSC	02/18/2015	BRL	65,937.40	144	(54)
Ibovespa Index Put Option, JPM	02/18/2015	BRL	51,903.83	143	(164)
Ibovespa Index Put Option, MSC	02/18/2015	BRL	50,617.48	144	(117)
MSCI Emerging Markets Index Call Option, BOA	12/19/2014		1,126.63	7,647	(11)
MSCI Emerging Markets Index Put Option, BOA	12/19/2014		967.95	7,647	(160)
Nikkei 225 Index Call Option, CIT	03/13/2015	JPY	18,000.00	65,889	(129)
Nikkei 225 Index Call Option, CIT	03/13/2015	JPY	18,000.00	65,893	(93)
Nikkei 225 Index Put Option, CIT	03/13/2015	JPY	14,250.00	65,889	(126)
Nikkei 225 Index Put Option, CIT	03/13/2015	JPY	14,250.00	65,893	(109)
Russell 2000 Index Call Option, BNP	11/21/2014		1,230.00	15,653	(9)
Russell 2000 Index Call Option, BOA	11/21/2014		1,170.00	14,467	(81)
Russell 2000 Index Call Option, CSI	10/17/2014		1,194.10	14,524	(1)
Russell 2000 Index Call Option, JPM	11/21/2014		1,180.00	14,854	(59)
Russell 2000 Index Put Option, BNP	11/21/2014		1,070.00	15,653	(365)
Russell 2000 Index Put Option, BOA	11/21/2014		1,020.00	14,467	(172)
Russell 2000 Index Put Option, CSI	10/17/2014		1,018.67	14,524	(29)
Russell 2000 Index Put Option, JPM	11/21/2014		1,040.00	14,854	(231)
S&P 500 Index Call Option, UBS	10/17/2014		2,029.24	5,900	(9)
S&P 500 Index Put Option, GSI	10/17/2014		1,875.00	8,528	(46)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Index Options (continued)
JNL/BlackRock Global Allocation Fund (continued)
S&P 500 Index Put Option, MSC	10/17/2014		1,870.00	11,662	$(58)
S&P 500 Index Put Option, MSC	11/21/2014		1,825.00	7,216	(84)
S&P 500 Index Put Option, UBS	10/17/2014		1,850.00	5,900	(21)
Tokyo Stock Price Index Call Option, BNP	09/11/2015	JPY	1,660.07	525,544	(5)
Tokyo Stock Price Index Call Option, BOA	09/11/2015	JPY	1,635.04	655,778	(9)
Tokyo Stock Price Index Call Option, BOA	12/11/2015	JPY	1,627.28	1,106,462	(29)
Tokyo Stock Price Index Call Option, CIT	12/11/2015	JPY	1,600.00	1,160,224	(42)
Tokyo Stock Price Index Call Option, GSI	06/12/2015	JPY	1,490.61	1,168,522	(67)
Tokyo Stock Price Index Call Option, UBS	12/12/2014	JPY	1,410.88	769,816	(30)
Tokyo Stock Price Index Put Option, BNP	09/11/2015	JPY	1,161.53	525,544	(93)
Tokyo Stock Price Index Put Option, BOA	09/11/2015	JPY	1,174.41	655,778	(131)
Tokyo Stock Price Index Put Option, BOA	12/11/2015	JPY	1,171.64	1,106,462	(291)
Tokyo Stock Price Index Put Option, CIT	12/11/2015	JPY	1,170.00	1,160,224	(301)
Tokyo Stock Price Index Put Option, GSI	06/12/2015	JPY	1,136.91	1,168,522	(107)
Tokyo Stock Price Index Put Option, MSC	03/13/2015	JPY	1,195.00	954,537	(89)
Tokyo Stock Price Index Put Option, MSC	06/12/2015	JPY	1,187.78	625,366	(101)
Tokyo Stock Price Index Put Option, UBS	12/12/2014	JPY	1,094.64	769,816	(2)
				12,896,728	$(3,520)
JNL/Ivy Asset Strategy Fund
S&P 500 Index Put Option	10/03/2014		1,905.00	766	$(88)
S&P 500 Index Put Option	12/19/2014		1,850.00	894	(1,935)
S&P 500 Index Put Option, BOA	12/19/2014		1,850.00	297	(643)
S&P 500 Index Put Option, BOA	01/16/2015		1,825.00	297	(778)
S&P 500 Index Put Option, JPM	03/19/2015		1,800.00	297	(1,129)
				2,551	$(4,573)
JNL/PIMCO Real Return Fund
CDX.NA.IG-22, Put Option, BOA	12/17/2014		0.85	116	$(16)
CDX.NA.IG-22, Put Option, BOA	12/17/2014		0.95	12	(1)
CDX.NA.IG-22, Put Option, CIT	12/17/2014		1.00	12	(1)
CDX.NA.IG-22, Put Option, CIT	12/17/2014		0.95	24	(2)
CDX.NA.IG-22, Put Option, CIT	12/17/2014		0.90	1	—
CDX.NA.IG-22, Put Option, JPM	12/17/2014		0.95	44	(4)
CDX.NA.IG-22, Put Option, JPM	12/17/2014		0.85	103	(14)
CDX.NA.IG-22, Put Option, JPM	12/17/2014		0.90	99	(11)
iTraxx Europe Main Series 21 Put Option, JPM	12/17/2014		0.95	91	(8)
				502	$(57)
JNL/PIMCO Total Return Bond Fund
CDX.NA.IG-22, Put Option, BOA	12/17/2014		0.85	131	$(18)
CDX.NA.IG-22, Put Option, CIT	12/17/2014		0.95	86	(7)
				217	$(25)
Inflation Cap/Floor Options
JNL/PIMCO Real Return Fund
Cap-CPURNSA Index Option, JPM	04/22/2024		4.00	194	$(72)
Cap-CPURNSA Index Option, JPM	05/16/2024		4.00	17	(6)
Floor - CPURNSA Index Option, BNP	03/01/2018		0.00	28	(2)
Floor - CPURNSA Index Option, CIT	09/29/2020		217.97	31	(1)
Floor - CPURNSA Index Option, DUB	01/22/2018		0.00	37	(2)
				307	$(83)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CIT	03/12/2020		215.95	18	$—
Floor - CPURNSA Index Option, CIT	09/29/2020		217.97	64	(2)
Floor - CPURNSA Index Option, DUB	03/10/2020		215.95	19	(1)
				101	$(3)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value

Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Call Swaption, 3-month LIBOR versus 1.75% fixed, DUB	02/17/2015	N/A	68,655,000	$(117)
JNL/PIMCO Real Return Fund
Call Swaption, 3-month LIBOR versus 3.20% fixed, JPM	11/18/2014	N/A	312	$(31)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3-month LIBOR versus 1.65% fixed, DUB	11/17/2014	N/A	1,048	$(24)
Call Swaption, 3-month LIBOR versus 1.70% fixed, DUB	12/02/2014	N/A	188	(11)
Call Swaption, 3-month LIBOR versus 1.70% fixed, JPM	11/17/2014	N/A	282	(11)
Call Swaption, 3-month LIBOR versus 1.80% fixed, MSS	12/01/2014	N/A	756	(95)
Call Swaption, 3-month LIBOR versus 1.85% fixed, MSS	12/02/2014	N/A	504	(91)
Call Swaption, 3-month LIBOR versus 2.55% fixed, MSS	10/14/2014	N/A	866	(99)
Call Swaption, 6-month Euribor versus 0.95% fixed, DUB	03/23/2015	N/A	101	(37)
Put Swaption, 3-month LIBOR versus 2.05% fixed, DUB	12/02/2014	N/A	188	(102)
Put Swaption, 3-month LIBOR versus 2.05% fixed, JPM	11/17/2014	N/A	282	(118)
Put Swaption, 3-month LIBOR versus 2.15% fixed, MSS	12/01/2014	N/A	756	(260)
Put Swaption, 3-month LIBOR versus 2.15% fixed, MSS	12/02/2014	N/A	504	(177)
Put Swaption, 3-month LIBOR versus 2.60% fixed, MSS	09/14/2015	N/A	454	(617)
Put Swaption, 3-month LIBOR versus 2.80% fixed, JPM	11/17/2014	N/A	1,045	(555)
Put Swaption, 3-month LIBOR versus 2.80% fixed, MSS	02/02/2015	N/A	317	(441)
Put Swaption, 3-month LIBOR versus 2.85% fixed, DUB	11/17/2014	N/A	1,048	(415)
Put Swaption, 3-month LIBOR versus 2.85% fixed, MSS	11/17/2014	N/A	2,062	(810)
Put Swaption, 3-month LIBOR versus 2.95% fixed, MSS	10/14/2014	N/A	866	(9)
Put Swaption, 6-month Euribor versus 1.55% fixed, DUB	03/23/2015	N/A	101	(56)
			11,368	$(3,928)

Options on Securities
JNL/BlackRock Global Allocation Fund
AbbVie Inc. Call Option, BBP	06/19/2015	65.00	164,400	$(268)
ACE Ltd. Call Option, GSI	01/16/2015	110.00	137,081	(153)
Aetna, Inc. Call Option, BBP	06/19/2015	90.00	133,900	(331)
Anadarko Petroleum Corp. Call Option, CIT	01/16/2015	110.00	65,780	(730)
Anadarko Petroleum Corp. Call Option, DUB	01/16/2015	110.00	74,000	(822)
Apache Coporation, Put Option, CIT	01/16/2015	100.00	32,200	(277)
Cimarex Energy Co. Call Option, CGM	03/20/2015	130.00	16,397	(189)
Coach Inc. Put Option, BOA	02/20/2015	42.50	56,733	(436)
CONSOL Energy Inc. Put Option, BCL	04/17/2015	38.00	82,450	(247)
CONSOL Energy Inc. Put Option, GSC	04/17/2015	38.00	82,450	(247)
CONSOL Energy Inc. Put Option, UBS	04/17/2015	39.00	131,173	(485)
Delphi Automotive PLC, MSC	01/16/2015	82.50	8,600	—
Delphi Automotive PLC, MSC	01/16/2015	65.00	8,600	(43)
Diamondback Energy Inc. Call Option, CSI	01/16/2015	75.00	16,445	(97)
Diamondback Energy Inc. Put Option, CIT	01/16/2015	72.50	16,510	(79)
EOG Resources Inc. Put Option, BCL	04/17/2015	100.00	32,793	(295)
Gulfport Energy Corp. Put Option, DUB	01/16/2015	60.00	93,100	(810)
Hess Corp. Put Option, CIT	01/16/2015	95.00	32,800	(153)
Hewlett-Packard Co. Put Option, MSC	11/21/2014	35.50	15,630	(19)
Humana Inc. Call Option, GSI	06/19/2015	155.00	80,758	(259)
Lululemon Athletica Inc. Call Option	12/20/2014	42.50	197	(54)
Marathon Petroleum Corp. Call Option, DUB	04/17/2015	100.00	81,650	(155)
Marathon Petroleum Corp. Put Option, CIT	01/16/2015	90.00	32,784	(275)
Marathon Petroleum Corp. Put Option, GSI	01/16/2015	90.00	64,800	(544)
MetLife Inc. Call Option	01/17/2015	60.00	106	(6)
MetLife Inc. Call Option, GSI	01/16/2015	60.00	256,245	(154)
Mylan Inc. Call Option, BOA	01/16/2015	55.00	80,750	(26)
Oasis Petroleum Inc. Put Option, BCL	02/20/2015	44.00	33,020	(162)
Oasis Petroleum Inc. Put Option, CIT	02/20/2015	41.00	82,298	(255)
Oasis Petroleum Inc. Put Option, DUB	02/20/2015	44.00	33,020	(162)
Ocean Rig UDW Inc. Put Option, GSI	12/19/2014	17.50	79,021	(162)
Ocean Rig UDW Inc. Put Option, MSC	03/20/2015	15.00	151	(24)
Pfizer Inc. Call Option, CIT	01/16/2015	28.00	302,355	(164)
Phillips 66 Put Option, CIT	01/16/2015	85.00	50,900	(321)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value

Options on Securities (continued)
JNL/BlackRock Global Allocation Fund (continued)
Phillips 66 Put Option, CIT	01/16/2015	85.00	31,747	$(200)
Phillips 66 Put Option, GSC	01/16/2015	90.00	15,739	(151)
Phillips 66 Put Option, UBS	01/16/2015	85.00	15,747	(99)
Prudential Financial Inc. Call Option	01/17/2015	97.50	80	(7)
Prudential Financial Inc. Call Option, CIT	01/16/2015	97.50	195,722	(178)
Talisman Energy Inc. Put Option, CIT	04/17/2015	10.00	164,596	(305)
Tenet Healthcare Corp. Call Option	11/22/2014	49.00	309	(321)
Transocean Ltd. Put Option, GSI	01/16/2015	38.00	94,481	(682)
			2,897,518	$(10,347)
JNL/Ivy Asset Strategy Fund
Texas Instruments Inc. Put Option, DUB	10/17/2014	43.00	574	$(2)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
JNL/Alliance Bernstein Dynamic Asset Allocation Fund
Options outstanding at December 31, 2013	—	$—
Options written during the period	6	8,452
Options closed during the period	(6)	(8,452)
Options expired during the period	—	—
Options outstanding at September 30, 2014	—	$—
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2013	214,190,199	$4,483
Options written during the period	488,383,469	42,720
Options closed during the period	(615,465,172)	(25,265)
Options exercised during the period	(225,265)	(1,495)
Options expired during the period	(2,432,979)	(4,235)
Options outstanding at September 30, 2014	84,450,252	$16,208
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2013	9,337	$1,698
Options written during the period	71,011	17,168
Options closed during the period	(21,415)	(4,730)
Options exercised during the period	(2,223)	(62)
Options expired during the period	(53,585)	(7,632)
Options outstanding at September 30, 2014	3,125	$6,442
JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2013	14,186	$4,432
Options written during the period	115,730,186	1,893
Options closed during the period	(2,540,623)	(497)
Options expired during the period	(92,642,628)	(5,107)
Options outstanding at September 30, 2014	20,561,121	$721
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2013	8,925	$2,812
Options written during the period	23,618,145	8,856
Options closed during the period	(15,019)	(5,706)
Options expired during the period	(365)	(144)
Options outstanding at September 30, 2014	23,611,686	$5,818

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Exchange Traded Future Options

	Expiration Date	Variation Margin Receivable (Payable)	Exercise Price		Purchased/ (Written) Contracts	Unrealized Appreciation/ (Depreciation)
JNL/PIMCO Real Return Fund
Euro-Bund Call Option	10/24/2014	(4)	EUR	150.00	(57)	$(23)
Euro-Bund Call Option	10/24/2014	(16)	EUR	150.50	(248)	(41)
Euro-Bund Put Option	10/24/2014	1	EUR	146.00	(57)	16
Euro-Bund Put Option	10/24/2014	3	EUR	146.50	(248)	81

					(610)	$33

JNL/PIMCO Total Return Fund
Euro-Bund Call Option	11/21/2014	(5)	EUR	151.00	(99)	$(30)
Euro-Bund Put Option	11/21/2014	1	EUR	146.00	(99)	25

					(198)	$(5)

JNL/Mellon Capital Global Alpha Fund
Euro-Bund Put Option	11/21/2014	(25)	EUR	159.00	111	$(185)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Bloomberg Commodity Index Future	December 2014	89	$(46)
Euro STOXX 50 Future	December 2014	53	12
FTSE 100 Index Future	December 2014	1	(2)
Tokyo Price Index Future	December 2014	7	18
U.S. Treasury Long Bond Future	December 2014	1	(1)
U.S. Treasury Note Future, 10-Year	December 2014	4	(3)
U.S. Treasury Note Future, 5-Year	December 2014	19	(2)
Ultra Long Term U.S. Treasury Bond Future	December 2014	2	—
			$(24)
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	March 2015	252	$47
3-Month Euro Euribor Interest Rate Future	June 2015	329	110
3-Month Euro Euribor Interest Rate Future	September 2015	354	153
3-Month Euro Euribor Interest Rate Future	December 2015	394	322
3-Month Euro Euribor Interest Rate Future	March 2016	401	419
3-Month Euro Euribor Interest Rate Future	June 2016	414	283
3-Month Euro Euribor Interest Rate Future	September 2016	421	32
3-Month Euro Swiss Franc Interest Rate Future	December 2014	(6)	—
3-Month Euro Swiss Franc Interest Rate Future	March 2015	(34)	(1)
3-Month Euro Swiss Franc Interest Rate Future	June 2015	85	(3)
3-Month Sterling Interest Rate Future	March 2015	318	2
3-Month Sterling Interest Rate Future	June 2015	317	3
3-Month Sterling Interest Rate Future	September 2015	279	(4)
3-Month Sterling Interest Rate Future	December 2015	236	(13)
3-Month Sterling Interest Rate Future	March 2016	193	(19)
3-Month Sterling Interest Rate Future	June 2016	175	(20)
3-Month Sterling Interest Rate Future	September 2016	169	(18)
90-Day Eurodollar Future	March 2015	48	—
90-Day Eurodollar Future	June 2015	(58)	(5)
90-Day Eurodollar Future	September 2015	(123)	(2)
90-Day Eurodollar Future	December 2015	(171)	17
90-Day Eurodollar Future	March 2016	(169)	21
90-Day Eurodollar Future	June 2016	(147)	14
90-Day Eurodollar Future	September 2016	(114)	7
Amsterdam Exchanges Index Future	October 2014	140	115
ASX SPI 200 Index Future	December 2014	35	(138)
Australia Commonwealth Treasury Bond Future, 10-Year	December 2014	118	139
Australia Commonwealth Treasury Bond Future, 3-Year	December 2014	78	33
Brent Crude Oil Future	November 2014	(158)	1,002
CAC40 10 Euro Future	October 2014	95	(6)
Canadian Bank Acceptance Future	December 2014	(6)	—
Canadian Bank Acceptance Future	March 2015	(116)	(8)
Canadian Bank Acceptance Future	June 2015	(47)	(3)
Canadian Government Bond Future, 10-Year	December 2014	205	(140)
CBT Wheat Future	December 2014	(88)	372
Coffee ‘C’ Future	December 2014	20	(55)
Copper Future	December 2014	(21)	43
Corn Future	December 2014	(260)	634
Cotton No. 2 Future	December 2014	(87)	675
Dow Jones Industrial Average E-Mini Index Future	December 2014	182	4
Euro STOXX 50 Future	December 2014	207	6
Euro-Bobl Future	December 2014	68	25
Euro-Bund Future	December 2014	121	124
Euro-Buxl Future	December 2014	69	65
Euro-Schatz Future	December 2014	109	3
FTSE 100 Index Future	December 2014	26	(72)
FTSE/JSE Top 40 Index Future	December 2014	21	(31)
FTSE/MIB Index Future	December 2014	10	14
Gas Oil Future	November 2014	(249)	676
German Stock Index Future	December 2014	13	(78)
IBEX 35 Index Future	October 2014	33	38
Japanese Government Bond Future, 10-Year	December 2014	48	49
KCBT Wheat Future	December 2014	(40)	176
KOSPI 200 Future	December 2014	(4)	4
Lean Hogs Future	December 2014	(19)	15
LME Copper Future	December 2014	(24)	25
LME Zinc Future	December 2014	16	(48)
NASDAQ 100 E-Mini Future	December 2014	235	2
Natural Gas Future	November 2014	(32)	(54)
NY Harbor ULSD Future	November 2014	(116)	475
Platinum Future	January 2015	(11)	21
RBOB Gasoline Future	November 2014	(40)	62
Russell 2000 Mini Index Future	December 2014	(41)	59
S&P 500 E-Mini Index Future	December 2014	117	(88)
S&P MidCap 400 E-Mini Index Future	December 2014	16	(75)
S&P/Toronto Stock Exchange 60 Index Future	December 2014	93	(498)
SGX CNX Nifty Index Future	October 2014	244	(67)
SGX MSCI Singapore Index Future	October 2014	68	(24)
Silver Future	December 2014	(3)	30
Soybean Future	November 2014	(104)	638
Soybean Oil Future	December 2014	(5)	6
Sugar #11 (World Markets) Future	March 2015	(846)	294
Tokyo Price Index Future	December 2014	145	372
U.K. Long Gilt Future	December 2014	177	53
U.S. Treasury Long Bond Future	December 2014	128	(112)
U.S. Treasury Note Future, 10-Year	December 2014	195	(158)
U.S. Treasury Note Future, 2-Year	December 2014	149	(9)
U.S. Treasury Note Future, 5-Year	December 2014	146	(38)
WTI Crude Oil Future	November 2014	(14)	—
			$5,892
JNL/BlackRock Global Allocation Fund
ASX SPI 200 Index Future	December 2014	4	$(10)
CAC40 10 Euro Future	October 2014	18	(4)
FTSE 100 Index Future	December 2014	67	(186)
German Stock Index Future	December 2014	3	(25)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund (continued)
mini MSCI Emerging Markets Index Future	December 2014	(513)	$1,618
NASDAQ 100 E-Mini Future	December 2014	15	6
Russell 2000 Mini Index Future	December 2014	(98)	449
S&P 500 E-Mini Index Future	December 2014	(1,989)	1,855
Tokyo Price Index Future	December 2014	18	47
Yen Denominated Nikkei 225 Future	December 2014	11	3
			$3,753
JNL/Goldman Sachs Core Plus Bond Fund
3-Month Sterling Interest Rate Future	December 2016	(282)	$27
90-Day Eurodollar Future	June 2016	(613)	141
90-Day Eurodollar Future	March 2017	(490)	133
90-Day Eurodollar Future	September 2017	(290)	151
Euro-BTP Future	December 2014	30	50
Euro-Bund Future	December 2014	22	16
Euro-OAT Future	December 2014	(28)	(46)
Japanese Government Bond Future, 10-Year	December 2014	(5)	(7)
U.K. Long Gilt Future	December 2014	(38)	(32)
U.S. Treasury Long Bond Future	December 2014	59	71
U.S. Treasury Note Future, 10-Year	December 2014	205	(23)
U.S. Treasury Note Future, 2-Year	December 2014	1,033	(56)
U.S. Treasury Note Future, 5-Year	December 2014	(77)	7
Ultra Long Term U.S. Treasury Bond Future	December 2014	(141)	213
			$645
JNL/Goldman Sachs Emerging Markets Debt Fund
90-Day Eurodollar Future	March 2017	(528)	$168
90-Day Eurodollar Future	June 2017	(496)	213
90-Day Eurodollar Future	September 2017	(250)	130
Euro-Bund Future	December 2014	(12)	(8)
U.S. Treasury Long Bond Future	December 2014	17	15
U.S. Treasury Note Future, 10-Year	December 2014	(1,094)	428
U.S. Treasury Note Future, 2-Year	December 2014	125	(7)
U.S. Treasury Note Future, 5-Year	December 2014	(186)	77
Ultra Long Term U.S. Treasury Bond Future	December 2014	7	9
			$1,025
JNL/Mellon Capital Emerging Market Index Fund
Mini MSCI Emerging Markets Index Future	December 2014	421	$(1,054)

JNL/Mellon Capital S&P 500 Index Fund
S&P 500 E-Mini Index Future	December 2014	1,292	$(1,119)

JNL/Mellon Capital S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	December 2014	285	$(1,378)

JNL/Mellon Capital Small Cap Index Fund
Russell 2000 Mini Index Future	December 2014	365	$(1,603)

JNL/Mellon Capital International Index Fund
ASX SPI 200 Index Future	December 2014	31	$(108)
Euro STOXX 50 Future	December 2014	268	69
FTSE 100 Index Future	December 2014	98	(168)
Tokyo Price Index Future	December 2014	57	122
			$(85)
JNL/Mellon Capital Global Alpha Fund
Amsterdam Exchanges Index Future	October 2014	35	$39
ASX SPI 200 Index Future	December 2014	(1)	4
Australia Commonwealth Treasury Bond Future, 10-Year	December 2014	49	44
CAC40 10 Euro Future	October 2014	6	1
Canadian Government Bond Future, 10-Year	December 2014	(6)	5
Euro-Bund Future	December 2014	(4)	(3)
FTSE 100 Index Future	December 2014	(48)	110
FTSE/MIB Index Future	December 2014	(9)	(15)
German Stock Index Future	December 2014	20	(118)
Hang Seng Index Future	October 2014	32	(219)
IBEX 35 Index Future	October 2014	(17)	5
S&P 500 E-Mini Index Future	December 2014	(47)	59
S&P/Toronto Stock Exchange 60 Index Future	December 2014	(6)	35
SGX Japanese Government Bond Future, 10-Year	December 2014	(241)	(27)
Tokyo Price Index Future	December 2014	66	204
U.K. Long Gilt Future	December 2014	55	68
U.S. Treasury Note Future, 10-Year	December 2014	73	(10)
			$182
JNL/Neuberger Berman Strategic Income Fund
3-Month Euro Euribor Interest Rate Future	December 2014	21	$16
3-Month Euro-Yen Future	December 2014	63	—
3-Month Euro-Yen Future	March 2015	58	1
3-Month Sterling Interest Rate Future	December 2016	78	40
90-Day Eurodollar Future	December 2016	138	6
British Pound Future	December 2014	(20)	47
Canadian Bank Acceptance Future	December 2015	68	1
Euro FX Currency Future	December 2014	(134)	885
Euro-Buxl Future	December 2014	(75)	232
Mexican Peso Future	December 2014	(54)	48
New Zealand Dollar Future	December 2014	(38)	214
SGX Japanese Government Bond Future, 10-Year	December 2014	(133)	16
South African Rand Future	December 2014	(70)	173
U.S. Treasury Long Bond Future	December 2014	47	(43)
U.S. Treasury Note Future, 10-Year	December 2014	(624)	395
U.S. Treasury Note Future, 2-Year	December 2014	(136)	6
U.S. Treasury Note Future, 5-Year	December 2014	(87)	26
Ultra Long Term U.S. Treasury Bond Future	December 2014	(79)	125
			$2,188
JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	March 2016	254	$(48)
Euro-Bund Future	December 2014	(375)	(242)
U.S. Treasury Long Bond Future	December 2014	122	(168)
U.S. Treasury Note Future, 10-Year	December 2014	25	(16)
U.S. Treasury Note Future, 5-Year	December 2014	523	(119)
			$(593)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund
90-Day Eurodollar Future	December 2014	1,894	$116
90-Day Eurodollar Future	December 2015	8,536	(2,933)
90-Day Eurodollar Future	March 2016	5,035	(2,097)
90-Day Eurodollar Future	June 2016	1,860	(800)
90-Day Eurodollar Future	September 2016	1,817	(795)
90-Day Eurodollar Future	March 2017	1,373	(654)
U.S. Treasury Long Bond Future	December 2014	485	(791)
U.S. Treasury Note Future, 10-Year	December 2014	5,971	(3,912)
			$(11,866)
JNL/PPM America Floating Rate Income Fund
U.S. Treasury Long Bond Future	December 2014	(9)	$16
U.S. Treasury Note Future, 10-Year	December 2014	(93)	88
U.S. Treasury Note Future, 5-Year	December 2014	(79)	34
			$138
JNL/PPM America High Yield Bond Fund
U.S. Treasury Long Bond Future	December 2014	(68)	$115
U.S. Treasury Note Future, 10-Year	December 2014	(603)	491
U.S. Treasury Note Future, 2-Year	December 2014	10	1
U.S. Treasury Note Future, 5-Year	December 2014	(142)	62
Ultra Long Term U.S. Treasury Bond Future	December 2014	(176)	384
			$1,053
JNL/Scout Unconstrained Bond Fund
U.S. Treasury Long Bond Future	December 2014	(1,870)	$226

JNL/WMC Balanced Fund
U.S. Treasury Long Bond Future	December 2014	68	$(34)
U.S. Treasury Note Future, 10-Year	December 2014	(35)	(35)
			$(69)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/AllianceBernstein Dynamic Asset Allocation Fund
AUD/USD	12/15/2014	JPM	AUD	30	$26	$(1)
CHF/USD	12/15/2014	JPM	CHF	181	189	(4)
EUR/USD	12/15/2014	JPM	EUR	288	365	(8)
EUR/USD	12/15/2014	UBS	EUR	422	533	(15)
GBP/USD	12/15/2014	JPM	GBP	23	37	—
GBP/USD	12/15/2014	GSC	GBP	158	256	1
GBP/USD	12/15/2014	JPM	GBP	15	24	—
JPY/USD	12/15/2014	JPM	JPY	34,169	313	(8)
SEK/USD	12/15/2014	JPM	SEK	332	46	(1)
USD/CHF	12/15/2014	JPM	CHF	(91)	(95)	4
USD/EUR	12/15/2014	RBS	EUR	(272)	(344)	15
USD/EUR	12/15/2014	JPM	EUR	(57)	(72)	2
USD/GBP	12/15/2014	UBS	GBP	(145)	(235)	1
USD/JPY	12/15/2014	JPM	JPY	(18,885)	(173)	8
					$870	$(6)
JNL/AQR Managed Futures Strategy Fund
AUD/USD	12/17/2014	RBS	AUD	101,016	$87,960	$(5,501)
BRL/USD	12/17/2014	RBS	BRL	20,301	8,121	(641)
CAD/USD	12/17/2014	RBS	CAD	62,017	55,272	(1,487)
CAD/USD	03/18/2015	RBS	CAD	13,151	11,695	(390)
CHF/USD	12/17/2014	RBS	CHF	218	228	(4)
COP/USD	12/17/2014	RBS	COP	6,999,999	3,430	(154)
CZK/USD	12/17/2014	RBS	CZK	298,000	13,703	(351)
EUR/USD	12/17/2014	RBS	EUR	59,110	74,701	(1,786)
GBP/USD	12/17/2014	RBS	GBP	45,119	73,094	(878)
GBP/USD	12/17/2014	RBS	GBP	19,115	30,969	156
HKD/USD	12/17/2014	RBS	HKD	14,349	1,847	(4)
HUF/USD	12/17/2014	RBS	HUF	1,840,000	7,467	(128)
IDR/USD	12/17/2014	RBS	IDR	54,800,000	4,437	(144)
INR/USD	12/17/2014	RBS	INR	388,001	6,178	(130)
JPY/USD	12/17/2014	RBS	JPY	5,303,816	48,396	(1,285)
KRW/USD	12/17/2014	RBS	KRW	28,090,000	26,532	(815)
MXN/USD	12/17/2014	RBS	MXN	124,000	9,184	(223)
MYR/USD	12/17/2014	RBS	MYR	20,299	6,157	(193)
NOK/USD	12/17/2014	RBS	NOK	374,810	58,178	(1,286)
NZD/USD	12/17/2014	RBS	NZD	78,908	61,121	(3,752)
PHP/USD	12/17/2014	RBS	PHP	71,000	1,579	(46)
PLN/USD	12/17/2014	RBS	PLN	20,100	6,049	(101)
RUB/USD	12/17/2014	RBS	RUB	223,000	5,535	(368)
SEK/USD	12/17/2014	RBS	SEK	127,039	17,600	(184)
SGD/USD	12/17/2014	RBS	SGD	41,800	32,765	(573)
TRY/USD	12/17/2014	RBS	TRY	18,200	7,839	(387)
TWD/USD	12/17/2014	RBS	TWD	237,000	7,797	(154)
USD/AUD	12/17/2014	RBS	AUD	(94,540)	(82,321)	1,929
USD/AUD	12/17/2014	RBS	AUD	(3,405)	(2,965)	(11)
USD/BRL	12/17/2014	RBS	BRL	(18,600)	(7,440)	217
USD/BRL	12/17/2014	RBS	BRL	(1,000)	(400)	(1)
USD/CAD	12/17/2014	RBS	CAD	(1,308,644)	(72,124)	1,584
USD/CHF	12/17/2014	RBS	CHF	(182)	(190)	6
USD/CLP	12/17/2014	RBS	CLP	(1,975,855)	(3,281)	33
USD/COP	12/17/2014	RBS	COP	(7,200,000)	(3,528)	82
USD/CZK	12/17/2014	RBS	CZK	(460,030)	(21,154)	515
USD/EUR	12/17/2014	RBS	EUR	(115,891)	(146,457)	4,193
USD/GBP	12/17/2014	RBS	GBP	(495,992)	(19,997)	124
USD/GBP	12/17/2014	RBS	GBP	(18,277)	(29,609)	(170)
USD/HKD	12/17/2014	RBS	HKD	(9,082)	(1,170)	2
USD/HKD	12/17/2014	RBS	HKD	(232)	(30)	—
USD/HUF	12/17/2014	RBS	HUF	(3,100,000)	(12,582)	294
USD/IDR	12/17/2014	RBS	IDR	(26,600,000)	(2,154)	70
USD/ILS	12/17/2014	RBS	ILS	(27,200)	(7,390)	152
USD/ILS	12/17/2014	RBS	ILS	(700)	(190)	—
USD/JPY	12/17/2014	RBS	JPY	(30,499,506)	(279,100)	10,141
USD/KRW	12/17/2014	RBS	KRW	(3,830,000)	(3,617)	53
USD/MXN	12/17/2014	RBS	MXN	(231,000)	(17,110)	311
USD/MXN	12/17/2014	RBS	MXN	(51,000)	(3,777)	(11)
USD/MYR	12/17/2014	RBS	MYR	(13,900)	(4,216)	35
USD/MYR	12/17/2014	RBS	MYR	(2,500)	(758)	8
USD/NOK	12/17/2014	RBS	NOK	(428,987)	(66,588)	982
USD/NOK	12/17/2014	RBS	NOK	(9,737)	(1,511)	(1)
USD/NZD	12/17/2014	RBS	NZD	(41,901)	(32,455)	1,429
USD/NZD	12/17/2014	RBS	NZD	(16,622)	(12,875)	(72)
USD/PHP	12/17/2014	RBS	PHP	(368,000)	(8,184)	103
USD/PHP	12/17/2014	RBS	PHP	(30,000)	(667)	(2)
USD/PLN	12/17/2014	RBS	PLN	(20,400)	(6,138)	180
USD/RUB	12/17/2014	RBS	RUB	(108,269)	(2,715)	61
USD/RUB	12/17/2014	RBS	RUB	(670,000)	(16,631)	918
USD/SEK	12/17/2014	RBS	SEK	(683,185)	(95,301)	1,868
USD/SGD	12/17/2014	RBS	SGD	(29,790)	(23,351)	263
USD/TRY	12/17/2014	RBS	TRY	(2,400)	(1,034)	(2)
USD/TRY	12/17/2014	RBS	TRY	(14,997)	(6,463)	181
USD/TWD	12/17/2014	RBS	TWD	(363,000)	(11,944)	118
USD/ZAR	12/17/2014	RBS	ZAR	(5,000)	(437)	—
USD/ZAR	12/17/2014	RBS	ZAR	(46,900)	(4,103)	70
ZAR/USD	12/17/2014	RBS	ZAR	57,400	5,022	(262)
					$(339,101)	$4,581
JNL/BlackRock Global Allocation Fund
BRL/USD	10/10/2014	DUB	BRL	7,765	$3,165	$14
BRL/USD	10/17/2014	UBS	BRL	8,094	3,293	(153)
CHF/USD	10/03/2014	HSB	CHF	7,076	7,412	(393)
CNY/USD	01/15/2015	DUB	CNY	16,635	2,687	19
CNY/USD	01/30/2015	JPM	CNY	17,462	2,818	25
CNY/USD	01/30/2015	DUB	CNY	27,513	4,440	(4)
EUR/USD	10/20/2014	BBH	EUR	637	805	(21)
GBP/EUR	10/09/2014	DUB	EUR	(6,072)	(7,669)	226
GBP/EUR	12/04/2014	MSC	EUR	(2,690)	(3,399)	63
GBP/USD	10/20/2014	BBH	GBP	4,902	7,945	(67)
GBP/USD	10/30/2014	HSB	GBP	1,987	3,220	(13)
GBP/USD	11/20/2014	MSC	GBP	2,980	4,829	(21)
INR/USD	06/26/2015	CSI	INR	400,449	6,126	(154)
INR/USD	08/05/2015	CSI	INR	217,661	3,303	(57)
MXN/USD	11/13/2014	BNP	MXN	115,080	8,543	(144)
MXN/USD	11/21/2014	UBS	MXN	45,681	3,389	(69)
USD/AUD	10/31/2014	MSC	AUD	(9,744)	(8,513)	92
USD/AUD	11/14/2014	DUB	AUD	(9,600)	(8,378)	263
USD/AUD	11/21/2014	DUB	AUD	(9,537)	(8,320)	310
USD/BRL	10/03/2014	DUB	BRL	(14,873)	(6,075)	371
USD/BRL	10/10/2014	DUB	BRL	(7,765)	(3,165)	245
USD/BRL	10/17/2014	UBS	BRL	(8,094)	(3,293)	163
USD/BRL	10/30/2014	MSC	BRL	(21,016)	(8,517)	126
USD/BRL	11/06/2014	DUB	BRL	(4,196)	(1,697)	39
USD/BRL	11/06/2014	JPM	BRL	(4,211)	(1,704)	33
USD/BRL	11/06/2014	CSI	BRL	(8,394)	(3,396)	76
USD/BRL	11/07/2014	BNP	BRL	(4,212)	(1,703)	33
USD/BRL	11/20/2014	UBS	BRL	(8,057)	(3,247)	205
USD/CHF	10/03/2014	HSB	CHF	(7,076)	(7,412)	327
USD/CLP	08/24/2015	MSC	CLP	(2,049,853)	(3,337)	73
USD/CLP	08/26/2015	UBS	CLP	(2,056,135)	(3,347)	72
USD/CLP	09/15/2015	JPM	CLP	(2,098,126)	(3,410)	42
USD/CNY	01/30/2015	JPM	CNY	(17,463)	(2,818)	37
USD/CNY	01/30/2015	DUB	CNY	(44,148)	(7,124)	80

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/BlackRock Global Allocation Fund (continued)
USD/EUR	10/02/2014	UBS	EUR	(6,106)	$(7,713)	$451
USD/EUR	10/02/2014	CSI	EUR	(3,612)	(4,562)	264
USD/EUR	10/02/2014	DUB	EUR	(3,396)	(4,290)	248
USD/EUR	10/03/2014	JPM	EUR	(5,876)	(7,422)	442
USD/EUR	10/03/2014	CSI	EUR	(5,804)	(7,330)	436
USD/EUR	10/09/2014	CSI	EUR	(5,961)	(7,529)	411
USD/EUR	10/09/2014	DUB	EUR	(6,055)	(7,648)	418
USD/EUR	10/10/2014	MSC	EUR	(5,910)	(7,465)	387
USD/EUR	10/10/2014	UBS	EUR	(5,739)	(7,249)	376
USD/EUR	10/23/2014	BNP	EUR	(5,927)	(7,487)	341
USD/EUR	10/23/2014	DUB	EUR	(5,927)	(7,487)	338
USD/EUR	10/24/2014	DUB	EUR	(10,267)	(12,969)	580
USD/EUR	10/30/2014	UBS	EUR	(6,709)	(8,475)	165
USD/EUR	10/30/2014	BNP	EUR	(6,722)	(8,492)	152
USD/EUR	11/07/2014	JPM	EUR	(5,849)	(7,389)	88
USD/EUR	11/13/2014	JPM	EUR	(2,297)	(2,902)	63
USD/EUR	11/14/2014	MSC	EUR	(5,128)	(6,478)	149
USD/EUR	12/11/2014	DUB	EUR	(8,262)	(10,440)	183
USD/EUR	12/11/2014	MSC	EUR	(6,131)	(7,748)	137
USD/JPY	10/02/2014	HSB	JPY	(689,673)	(6,288)	458
USD/JPY	10/03/2014	MSC	JPY	(843,842)	(7,694)	545
USD/JPY	10/09/2014	CSI	JPY	(671,532)	(6,123)	408
USD/JPY	10/10/2014	JPM	JPY	(1,402,842)	(12,792)	789
USD/JPY	10/23/2014	BNP	JPY	(800,212)	(7,297)	404
USD/JPY	10/23/2014	UBS	JPY	(890,026)	(8,116)	448
USD/JPY	10/24/2014	BNP	JPY	(523,797)	(4,777)	209
USD/JPY	10/24/2014	JPM	JPY	(922,970)	(8,417)	213
USD/JPY	10/31/2014	CSI	JPY	(1,228,304)	(11,202)	519
USD/JPY	10/31/2014	JPM	JPY	(869,062)	(7,926)	365
USD/JPY	11/07/2014	UBS	JPY	(703,290)	(6,414)	47
USD/JPY	11/13/2014	MSC	JPY	(698,326)	(6,369)	211
USD/JPY	11/13/2014	DUB	JPY	(680,968)	(6,211)	204
USD/JPY	11/14/2014	JPM	JPY	(686,045)	(6,257)	178
USD/JPY	11/14/2014	DUB	JPY	(716,147)	(6,532)	114
USD/JPY	11/20/2014	UBS	JPY	(552,826)	(5,042)	135
USD/JPY	11/20/2014	CSI	JPY	(370,266)	(3,377)	82
USD/JPY	11/21/2014	JPM	JPY	(1,078,103)	(9,833)	242
USD/JPY	11/21/2014	BNP	JPY	(694,795)	(6,337)	153
USD/JPY	11/25/2014	BNP	JPY	(670,000)	(6,111)	139
USD/JPY	12/04/2014	BNP	JPY	(869,020)	(7,927)	157
USD/JPY	12/04/2014	MSC	JPY	(1,034,724)	(9,439)	186
USD/JPY	12/05/2014	CSI	JPY	(376,275)	(3,433)	30
USD/JPY	12/11/2014	HSB	JPY	(822,730)	(7,506)	55
USD/JPY	12/11/2014	CSI	JPY	(621,614)	(5,671)	44
USD/JPY	12/15/2014	MSC	JPY	(370,000)	(3,376)	88
USD/JPY	01/08/2015	CSI	JPY	(680,000)	(6,207)	20
USD/JPY	03/10/2015	HSB	JPY	(370,000)	(3,379)	90
USD/MXN	10/16/2014	CSI	MXN	(130,798)	(9,729)	190
USD/MXN	11/13/2014	BNP	MXN	(115,081)	(8,543)	98
USD/MXN	11/13/2014	DUB	MXN	(50,171)	(3,724)	113
USD/MXN	11/21/2014	UBS	MXN	(114,613)	(8,504)	126
USD/MXN	12/11/2014	MSC	MXN	(58,000)	(4,298)	114
USD/MXN	12/11/2014	BNP	MXN	(123,316)	(9,137)	236
USD/MXN	01/22/2015	BNP	MXN	(98,637)	(7,288)	137
USD/MXN	02/05/2015	CSI	MXN	(33,327)	(2,460)	32
USD/MXN	02/19/2015	DUB	MXN	(51,545)	(3,801)	55
USD/MXN	03/05/2015	HSB	MXN	(88,989)	(6,556)	110
USD/MXN	03/19/2015	HSB	MXN	(66,949)	(4,927)	51
USD/PLN	10/24/2014	JPM	PLN	(11,102)	(3,349)	100
					$(437,993)	$15,362
JNL/BlackRock Large Cap Select Growth Fund
USD/JPY	10/22/2014	BNP	JPY	(667,920)	$(6,091)	$273

JNL/Capital Guardian Global Balanced Fund
BRL/USD	10/15/2014	CIT	BRL	1,853	$754	$(22)

CAD/USD	10/14/2014	BNY	CAD	231	206	(4)
CAD/USD	10/23/2014	BOA	CAD	1,680	1,499	(18)
CHF/USD	10/15/2014	BNY	CHF	1,465	1,535	(25)
COP/USD	10/27/2014	CIT	COP	179,766	89	(1)
EUR/GBP	10/03/2014	UBS	GBP	(300)	(486)	(11)
EUR/GBP	10/17/2014	UBS	GBP	(300)	(486)	(11)
EUR/GBP	10/27/2014	JPM	GBP	(240)	(389)	(3)
EUR/ILS	10/17/2014	UBS	ILS	(1,350)	(367)	(1)
EUR/JPY	10/22/2014	BNY	JPY	(19,055)	(174)	(2)
EUR/JPY	10/31/2014	JPM	JPY	(36,000)	(328)	—
EUR/NOK	10/27/2014	CSI	NOK	(3,900)	(607)	(4)
EUR/SEK	10/14/2014	JPM	SEK	(1,545)	(214)	(2)
EUR/SEK	10/17/2014	JPM	SEK	(750)	(104)	(1)
EUR/SEK	10/31/2014	JPM	SEK	(830)	(115)	(1)
EUR/USD	10/15/2014	BOA	EUR	3,414	4,313	(85)
EUR/USD	10/17/2014	UBS	EUR	7	9	—
EUR/USD	10/17/2014	BOA	EUR	473	597	(13)
EUR/USD	10/17/2014	JPM	EUR	390	493	(12)
EUR/USD	10/20/2014	JPM	EUR	1,033	1,305	(35)
GBP/EUR	10/17/2014	UBS	EUR	(383)	(484)	2
GBP/EUR	10/31/2014	JPM	EUR	(205)	(259)	1
GBP/USD	10/03/2014	UBS	GBP	250	405	(3)
GBP/USD	10/03/2014	JPM	GBP	500	811	(15)
GBP/USD	10/06/2014	JPM	GBP	250	405	(8)
GBP/USD	10/08/2014	BNY	GBP	300	486	(9)
GBP/USD	10/09/2014	BNY	GBP	150	243	(4)
GBP/USD	10/17/2014	JPM	GBP	222	359	(1)
GBP/USD	10/17/2014	CIT	GBP	250	405	(3)
GBP/USD	10/17/2014	UBS	GBP	400	648	(11)
INR/USD	10/15/2014	BOA	INR	84,406	1,363	(18)
JPY/EUR	10/22/2014	JPM	EUR	(140)	(177)	2
JPY/EUR	10/31/2014	CSI	EUR	(275)	(347)	1
JPY/EUR	10/31/2014	JPM	EUR	(200)	(253)	—
JPY/USD	10/17/2014	JPM	JPY	212,486	1,938	(47)
JPY/USD	10/20/2014	CIT	JPY	60,110	548	(11)
JPY/USD	10/21/2014	BOA	JPY	102,301	933	(22)
JPY/USD	10/22/2014	BNY	JPY	435,968	3,976	(34)
JPY/USD	10/22/2014	JPM	JPY	40,462	369	(3)
JPY/USD	10/31/2014	UBS	JPY	21,867	199	(1)
KRW/USD	10/15/2014	CIT	KRW	2,335,720	2,212	(36)
MXN/USD	10/15/2014	BNY	MXN	12,476	928	(11)
RUB/USD	10/14/2014	CSI	RUB	103,063	2,596	(82)
USD/AUD	10/29/2014	JPM	AUD	(340)	(297)	1
USD/BRL	10/03/2014	UBS	BRL	(200)	(82)	7
USD/BRL	10/15/2014	CIT	BRL	(1,853)	(754)	48
USD/CAD	10/23/2014	BOA	CAD	(1,680)	(1,499)	26
USD/CHF	10/15/2014	BNY	CHF	(1,465)	(1,535)	29
USD/COP	10/06/2014	JPM	COP	(440,225)	(217)	10
USD/COP	10/14/2014	UBS	COP	(182,125)	(90)	3
USD/EUR	10/15/2014	BOA	EUR	(3,414)	(4,312)	97
USD/EUR	10/17/2014	JPM	EUR	(600)	(758)	16
USD/EUR	10/17/2014	BOA	EUR	(473)	(597)	3
USD/EUR	10/21/2014	BOA	EUR	(890)	(1,124)	31
USD/EUR	10/22/2014	BNY	EUR	(570)	(720)	16
USD/EUR	10/22/2014	JPM	EUR	(140)	(177)	4
USD/EUR	10/29/2014	UBS	EUR	(630)	(796)	7
USD/EUR	10/31/2014	BOA	EUR	(250)	(316)	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund (continued)
USD/EUR	10/31/2014	JPM	EUR	(1,110)	$(1,402)	$6
USD/EUR	10/31/2014	CIT	EUR	(310)	(392)	2
USD/GBP	10/03/2014	JPM	GBP	(500)	(811)	13
USD/GBP	10/03/2014	UBS	GBP	(300)	(486)	8
USD/GBP	10/06/2014	JPM	GBP	(250)	(405)	(2)
USD/GBP	10/08/2014	BNY	GBP	(300)	(486)	6
USD/GBP	10/09/2014	BNY	GBP	(150)	(243)	2
USD/GBP	10/17/2014	CIT	GBP	(250)	(405)	—
USD/GBP	10/17/2014	UBS	GBP	(400)	(648)	1
USD/GBP	10/22/2014	BNY	GBP	(500)	(810)	12
USD/GBP	10/27/2014	JPM	GBP	(240)	(389)	4
USD/GBP	10/29/2014	JPM	GBP	(300)	(486)	3
USD/INR	10/15/2014	BOA	INR	(84,406)	(1,363)	17
USD/JPY	10/17/2014	UBS	JPY	(87,980)	(802)	17
USD/JPY	10/21/2014	BOA	JPY	(27,313)	(249)	1
USD/JPY	10/22/2014	BNY	JPY	(350,364)	(3,195)	76
USD/JPY	10/31/2014	JPM	JPY	(20,055)	(183)	1
USD/KRW	10/14/2014	CIT	KRW	(3,698,356)	(3,503)	104
USD/KRW	10/15/2014	CIT	KRW	(2,335,720)	(2,212)	39
USD/KRW	10/27/2014	CIT	KRW	(211,380)	(200)	3
USD/MXN	10/08/2014	JPM	MXN	(12,700)	(945)	20
USD/MXN	10/14/2014	BOA	MXN	(8,300)	(617)	10
USD/MXN	10/15/2014	BNY	MXN	(12,476)	(928)	14
USD/MXN	10/15/2014	CIT	MXN	(5,420)	(403)	6
USD/MXN	10/17/2014	UBS	MXN	(1,600)	(119)	1
USD/PLN	10/17/2014	UBS	PLN	(1,300)	(392)	7
USD/PLN	10/31/2014	CIT	PLN	(1,900)	(573)	3
USD/RUB	10/06/2014	JPM	RUB	(14,075)	(355)	23
USD/RUB	10/14/2014	CSI	RUB	(103,063)	(2,596)	141
USD/RUB	10/15/2014	UBS	RUB	(6,100)	(154)	6
USD/RUB	10/16/2014	UBS	RUB	(5,825)	(147)	8
USD/SEK	10/03/2014	CSI	SEK	(16,252)	(2,252)	70
USD/SEK	10/08/2014	BNY	SEK	(6,000)	(832)	18
USD/SEK	10/24/2014	BNY	SEK	(3,800)	(527)	4
USD/SEK	10/31/2014	JPM	SEK	(2,740)	(380)	(2)
USD/ZAR	10/17/2014	JPM	ZAR	(5,150)	(455)	8
					$(18,785)	$386
JNL/Franklin Templeton Global Multisector Bond Fund
CLP/USD	10/17/2014	JPM	CLP	2,796,030	$4,668	$(15)
CLP/USD	10/24/2014	DUB	CLP	6,542,795	10,917	(1,709)
CLP/USD	12/15/2014	DUB	CLP	7,506,474	12,469	(1,074)
CLP/USD	05/07/2015	DUB	CLP	2,285,890	3,752	(173)
EUR/USD	01/09/2015	DUB	EUR	109	138	(10)
GBP/USD	10/07/2014	DUB	GBP	500	811	(2)
GHS/USD	03/10/2015	BCL	GHS	420	115	(20)
HUF/EUR	03/19/2015	JPM	EUR	(1,394)	(1,763)	39
HUF/EUR	03/19/2015	DUB	EUR	(4,650)	(5,881)	130
HUF/EUR	03/20/2015	JPM	EUR	(4,668)	(5,904)	109
HUF/EUR	09/23/2015	JPM	EUR	(2,321)	(2,945)	(1)
HUF/EUR	09/25/2015	JPM	EUR	(1,856)	(2,355)	2
INR/USD	11/19/2014	JPM	INR	527,153	8,443	(37)
KRW/USD	05/07/2015	JPM	KRW	4,162,521	3,914	(56)
KRW/USD	05/08/2015	JPM	KRW	28,282,171	26,591	(419)
KRW/USD	06/17/2015	JPM	KRW	8,201,200	7,703	(229)
MXN/USD	10/02/2014	CIT	MXN	42,988	3,201	(75)
MXN/USD	10/14/2014	DUB	MXN	91,472	6,805	49
MXN/USD	10/21/2014	DUB	MXN	23,533	1,750	(45)
MXN/USD	10/22/2014	DUB	MXN	21,637	1,609	(36)
MXN/USD	10/23/2014	CIT	MXN	75,652	5,624	(79)
MXN/USD	11/28/2014	CIT	MXN	67,415	4,999	(127)
MXN/USD	12/05/2014	DUB	MXN	84,719	6,280	56
MXN/USD	12/16/2014	CIT	MXN	37,127	2,750	(48)
MXN/USD	12/18/2014	CIT	MXN	17,800	1,318	(19)
MXN/USD	01/12/2015	CIT	MXN	42,701	3,157	(25)
MXN/USD	02/27/2015	CIT	MXN	24,515	1,807	(45)
MXN/USD	03/10/2015	HSB	MXN	37,669	2,774	(71)
MXN/USD	03/13/2015	CIT	MXN	11,983	882	(21)
MXN/USD	03/17/2015	CIT	MXN	10,111	744	4
MXN/USD	03/24/2015	CIT	MXN	29,534	2,173	12
MXN/USD	04/16/2015	CIT	MXN	7,438	546	(5)
MXN/USD	05/19/2015	HSB	MXN	567,024	41,550	(890)
MXN/USD	06/08/2015	CIT	MXN	30,581	2,238	(59)
MXN/USD	06/09/2015	CIT	MXN	30,546	2,235	(68)
MXN/USD	06/12/2015	CIT	MXN	62,119	4,544	(101)
MXN/USD	06/15/2015	CIT	MXN	26,697	1,953	(46)
MXN/USD	06/22/2015	CIT	MXN	475,341	34,747	(757)
MXN/USD	07/10/2015	CIT	MXN	77,766	5,678	(164)
MXN/USD	08/18/2015	DUB	MXN	42,108	3,066	(83)
MXN/USD	08/25/2015	DUB	MXN	33,800	2,460	(62)
MXN/USD	08/28/2015	CIT	MXN	53,626	3,901	(93)
MYR/USD	10/01/2014	HSB	MYR	25,332	7,722	7
MYR/USD	10/24/2014	HSB	MYR	4,831	1,470	(22)
MYR/USD	10/27/2014	JPM	MYR	4,768	1,451	(38)
MYR/USD	01/08/2015	JPM	MYR	9,302	2,817	41
MYR/USD	01/09/2015	JPM	MYR	5,002	1,515	21
MYR/USD	01/12/2015	JPM	MYR	1,499	454	6
MYR/USD	02/09/2015	HSB	MYR	25,190	7,612	(194)
MYR/USD	02/23/2015	HSB	MYR	8,070	2,436	35
MYR/USD	04/01/2015	DUB	MYR	21,881	6,590	(121)
MYR/USD	04/02/2015	JPM	MYR	13,250	3,990	15
MYR/USD	04/02/2015	JPM	MYR	10,889	3,279	(62)
MYR/USD	05/06/2015	JPM	MYR	32,395	9,736	20
MYR/USD	06/22/2015	HSB	MYR	12,670	3,797	(40)
MYR/USD	07/01/2015	JPM	MYR	15,270	4,574	(86)
MYR/USD	07/02/2015	JPM	MYR	10,889	3,261	(63)
MYR/USD	07/07/2015	DUB	MYR	9,925	2,972	(65)
MYR/USD	08/06/2015	HSB	MYR	25,190	7,529	(178)
MYR/USD	10/01/2015	HSB	MYR	25,332	7,547	(26)
PHP/USD	12/29/2014	JPM	PHP	6,170	137	(3)
PHP/USD	12/29/2014	DUB	PHP	91,840	2,041	(55)
PHP/USD	06/25/2015	JPM	PHP	86,220	1,906	(51)
PHP/USD	06/26/2015	DUB	PHP	286,261	6,328	(159)
PHP/USD	06/29/2015	JPM	PHP	54,900	1,213	(34)
PHP/USD	06/30/2015	DUB	PHP	31,167	689	(20)
PHP/USD	07/01/2015	JPM	PHP	30,714	679	(23)
PHP/USD	09/25/2015	JPM	PHP	42,510	937	(9)
PHP/USD	09/30/2015	DUB	PHP	91,840	2,025	(22)
PLN/EUR	10/24/2014	DUB	EUR	(23,048)	(29,115)	349
PLN/EUR	12/15/2014	DUB	EUR	(8,754)	(11,063)	211
PLN/EUR	05/08/2015	DUB	EUR	(9,024)	(11,422)	185
PLN/EUR	06/05/2015	DUB	EUR	(4,884)	(6,184)	14
SEK/EUR	10/06/2014	DUB	EUR	(7,411)	(9,360)	92
SEK/EUR	10/15/2014	DUB	EUR	(21,498)	(27,156)	250
SEK/EUR	10/24/2014	DUB	EUR	(2,925)	(3,695)	51
SEK/EUR	11/10/2014	DUB	EUR	(6,331)	(7,998)	120
SEK/EUR	12/05/2014	DUB	EUR	(7,407)	(9,359)	92
SGD/USD	12/19/2014	JPM	SGD	21,320	16,712	(314)
SGD/USD	03/11/2015	CIT	SGD	3,494	2,739	(28)
SGD/USD	03/16/2015	DUB	SGD	13,262	10,396	(103)
SGD/USD	03/24/2015	HSB	SGD	28,648	22,456	(196)
SGD/USD	05/06/2015	DUB	SGD	5,813	4,557	(87)
SGD/USD	05/29/2015	BCL	SGD	3,552	2,785	(46)
USD/EUR	10/15/2014	DUB	EUR	(6,400)	(8,084)	570
USD/EUR	10/27/2014	BCL	EUR	(14,200)	(17,938)	1,612
USD/EUR	10/31/2014	DUB	EUR	(3,421)	(4,322)	390
USD/EUR	11/05/2014	DUB	EUR	(1,710)	(2,160)	147
USD/EUR	11/10/2014	DUB	EUR	(305)	(385)	28
USD/EUR	11/14/2014	DUB	EUR	(800)	(1,011)	66
USD/EUR	11/18/2014	DUB	EUR	(4,753)	(6,005)	400
USD/EUR	12/15/2014	CIT	EUR	(3,384)	(4,276)	394
USD/EUR	12/17/2014	DUB	EUR	(45,855)	(57,949)	5,092

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/EUR	01/09/2015	DUB	EUR	(800)	$(1,011)	$83
USD/EUR	01/16/2015	DUB	EUR	(372)	(470)	39
USD/EUR	02/09/2015	DUB	EUR	(1,300)	(1,644)	158
USD/EUR	02/23/2015	DUB	EUR	(9,220)	(11,658)	1,015
USD/EUR	02/26/2015	BCL	EUR	(14,476)	(18,306)	1,583
USD/EUR	02/27/2015	DUB	EUR	(65)	(83)	7
USD/EUR	03/09/2015	BCL	EUR	(1,819)	(2,302)	199
USD/EUR	03/09/2015	DUB	EUR	(888)	(1,123)	103
USD/EUR	03/10/2015	CIT	EUR	(3,541)	(4,478)	423
USD/EUR	03/16/2015	JPM	EUR	(11,173)	(14,131)	1,354
USD/EUR	03/17/2015	BCL	EUR	(448)	(566)	58
USD/EUR	03/17/2015	CIT	EUR	(317)	(400)	41
USD/EUR	03/23/2015	BCL	EUR	(281)	(356)	36
USD/EUR	03/31/2015	DUB	EUR	(164)	(208)	18
USD/EUR	04/02/2015	BCL	EUR	(820)	(1,037)	93
USD/EUR	04/07/2015	DUB	EUR	(522)	(661)	60
USD/EUR	04/13/2015	DUB	EUR	(818)	(1,035)	94
USD/EUR	04/16/2015	HSB	EUR	(874)	(1,106)	108
USD/EUR	04/22/2015	BCL	EUR	(807)	(1,021)	93
USD/EUR	04/22/2015	JPM	EUR	(13,734)	(17,378)	1,623
USD/EUR	04/22/2015	DUB	EUR	(12,922)	(16,350)	1,507
USD/EUR	04/30/2015	BCL	EUR	(2,434)	(3,081)	295
USD/EUR	04/30/2015	SCB	EUR	(786)	(995)	93
USD/EUR	05/05/2015	BCL	EUR	(393)	(498)	47
USD/EUR	05/07/2015	DUB	EUR	(1,686)	(2,133)	111
USD/EUR	05/12/2015	DUB	EUR	(35,665)	(45,141)	4,247
USD/EUR	05/15/2015	DUB	EUR	(9,358)	(11,845)	979
USD/EUR	05/21/2015	GSC	EUR	(5,730)	(7,254)	613
USD/EUR	06/05/2015	DUB	EUR	(6,342)	(8,030)	658
USD/EUR	06/05/2015	BCL	EUR	(1,689)	(2,139)	162
USD/EUR	06/08/2015	DUB	EUR	(5,087)	(6,441)	496
USD/EUR	06/18/2015	DUB	EUR	(4,750)	(6,016)	442
USD/EUR	06/22/2015	BCL	EUR	(862)	(1,092)	81
USD/EUR	06/23/2015	JPM	EUR	(10,970)	(13,894)	1,081
USD/EUR	07/03/2015	DUB	EUR	(1,985)	(2,515)	208
USD/EUR	07/13/2015	DUB	EUR	(11,313)	(14,333)	1,110
USD/EUR	07/15/2015	DUB	EUR	(7,090)	(8,983)	683
USD/EUR	07/17/2015	DUB	EUR	(487)	(617)	47
USD/EUR	07/20/2015	DUB	EUR	(2,593)	(3,286)	230
USD/EUR	07/22/2015	DUB	EUR	(553)	(700)	49
USD/EUR	07/23/2015	DUB	EUR	(96)	(121)	8
USD/EUR	07/27/2015	DUB	EUR	(2,660)	(3,371)	216
USD/EUR	07/27/2015	GSC	EUR	(2,562)	(3,247)	210
USD/EUR	07/31/2015	JPM	EUR	(786)	(996)	61
USD/EUR	08/03/2015	DUB	EUR	(988)	(1,252)	73
USD/EUR	08/04/2015	UBS	EUR	(786)	(996)	59
USD/EUR	08/04/2015	HSB	EUR	(786)	(996)	59
USD/EUR	08/05/2015	BCL	EUR	(393)	(498)	30
USD/EUR	08/11/2015	DUB	EUR	(664)	(841)	48
USD/EUR	08/21/2015	DUB	EUR	(15,247)	(19,330)	999
USD/EUR	08/31/2015	DUB	EUR	(5,780)	(7,329)	316
USD/EUR	09/02/2015	DUB	EUR	(12,268)	(15,556)	656
USD/EUR	09/11/2015	DUB	EUR	(1,980)	(2,511)	50
USD/EUR	09/24/2015	GSC	EUR	(27,572)	(34,974)	620
USD/EUR	09/28/2015	CIT	EUR	(643)	(815)	14
USD/EUR	09/28/2015	BCL	EUR	(6,705)	(8,506)	129
USD/EUR	09/29/2015	JPM	EUR	(27,742)	(35,194)	260
USD/EUR	09/30/2015	CIT	EUR	(8,981)	(11,394)	90
USD/GBP	03/09/2015	DUB	GBP	(1,100)	(1,780)	64
USD/GBP	05/07/2015	DUB	GBP	(500)	(809)	2
USD/JPY	10/17/2014	JPM	JPY	(372,560)	(3,397)	187
USD/JPY	10/20/2014	JPM	JPY	(703,680)	(6,417)	752
USD/JPY	10/22/2014	BCL	JPY	(312,130)	(2,846)	354
USD/JPY	11/12/2014	CIT	JPY	(1,455,357)	(13,274)	1,453
USD/JPY	11/13/2014	JPM	JPY	(611,520)	(5,577)	606
USD/JPY	11/14/2014	DUB	JPY	(769,159)	(7,015)	727
USD/JPY	12/22/2014	HSB	JPY	(810,570)	(7,397)	494
USD/JPY	12/22/2014	DUB	JPY	(809,330)	(7,386)	505
USD/JPY	12/26/2014	CIT	JPY	(601,130)	(5,486)	311
USD/JPY	12/26/2014	BCL	JPY	(385,340)	(3,517)	199
USD/JPY	01/08/2015	GSC	JPY	(234,818)	(2,143)	121
USD/JPY	01/15/2015	BCL	JPY	(869,480)	(7,937)	447
USD/JPY	01/15/2015	JPM	JPY	(565,220)	(5,160)	290
USD/JPY	01/16/2015	DUB	JPY	(410,300)	(3,746)	224
USD/JPY	01/20/2015	JPM	JPY	(372,560)	(3,401)	187
USD/JPY	02/06/2015	JPM	JPY	(926,500)	(8,459)	717
USD/JPY	02/06/2015	SCB	JPY	(926,730)	(8,462)	714
USD/JPY	02/09/2015	JPM	JPY	(928,860)	(8,481)	694
USD/JPY	02/09/2015	BCL	JPY	(926,850)	(8,463)	713
USD/JPY	02/12/2015	JPM	JPY	(589,145)	(5,380)	408
USD/JPY	02/12/2015	HSB	JPY	(589,460)	(5,382)	401
USD/JPY	02/13/2015	CIT	JPY	(780,830)	(7,130)	531
USD/JPY	02/13/2015	JPM	JPY	(391,010)	(3,570)	258
USD/JPY	02/17/2015	CIT	JPY	(389,960)	(3,561)	261
USD/JPY	02/18/2015	JPM	JPY	(391,200)	(3,572)	280
USD/JPY	02/18/2015	GSC	JPY	(391,640)	(3,576)	282
USD/JPY	02/25/2015	BCL	JPY	(195,560)	(1,786)	123
USD/JPY	02/26/2015	BCL	JPY	(2,019,878)	(18,446)	1,305
USD/JPY	02/27/2015	DUB	JPY	(130,803)	(1,195)	89
USD/JPY	03/09/2015	BCL	JPY	(474,193)	(4,331)	306
USD/JPY	03/19/2015	CIT	JPY	(816,260)	(7,456)	585
USD/JPY	03/24/2015	DUB	JPY	(405,843)	(3,707)	267
USD/JPY	03/25/2015	BCL	JPY	(414,600)	(3,787)	272
USD/JPY	04/17/2015	BCL	JPY	(455,770)	(4,165)	321
USD/JPY	04/21/2015	JPM	JPY	(273,840)	(2,503)	183
USD/JPY	04/22/2015	JPM	JPY	(327,480)	(2,993)	220
USD/JPY	05/11/2015	BCL	JPY	(1,983,808)	(18,136)	1,431
USD/JPY	05/12/2015	GSC	JPY	(6,664,272)	(60,924)	4,666
USD/JPY	05/18/2015	BOA	JPY	(65,995)	(603)	47
USD/JPY	05/19/2015	BCL	JPY	(65,975)	(603)	47
USD/JPY	05/19/2015	HSB	JPY	(66,028)	(604)	46
USD/JPY	05/19/2015	BOA	JPY	(65,796)	(602)	48
USD/JPY	05/19/2015	CIT	JPY	(65,897)	(603)	47
USD/JPY	06/03/2015	DUB	JPY	(1,693,272)	(15,486)	1,203
USD/JPY	06/04/2015	JPM	JPY	(725,016)	(6,631)	472
USD/JPY	06/09/2015	CIT	JPY	(379,500)	(3,471)	245
USD/JPY	06/09/2015	HSB	JPY	(568,300)	(5,198)	366
USD/JPY	06/10/2015	HSB	JPY	(646,940)	(5,917)	421
USD/JPY	06/10/2015	CIT	JPY	(819,710)	(7,498)	518
USD/JPY	06/10/2015	BCL	JPY	(607,460)	(5,556)	393
USD/JPY	06/11/2015	DUB	JPY	(214,200)	(1,959)	138
USD/JPY	06/11/2015	JPM	JPY	(599,390)	(5,483)	385
USD/JPY	06/17/2015	JPM	JPY	(252,800)	(2,313)	173
USD/JPY	06/22/2015	DUB	JPY	(810,730)	(7,417)	545
USD/JPY	07/24/2015	CIT	JPY	(465,783)	(4,264)	345
USD/JPY	07/24/2015	JPM	JPY	(718,000)	(6,572)	528
USD/JPY	07/27/2015	JPM	JPY	(249,900)	(2,288)	185
USD/JPY	08/05/2015	CIT	JPY	(725,210)	(6,640)	447
USD/JPY	08/31/2015	JPM	JPY	(861,218)	(7,889)	437
USD/JPY	09/18/2015	BCL	JPY	(906,703)	(8,308)	197
USD/JPY	09/25/2015	HSB	JPY	(3,680,691)	(33,730)	256
USD/JPY	09/25/2015	GSC	JPY	(3,676,462)	(33,691)	256
USD/MYR	07/03/2015	DUB	MYR	1,959	587	(12)
UYU/USD	11/20/2014	CIT	UYU	19,800	791	(52)
UYU/USD	11/25/2014	CIT	UYU	19,900	794	(52)
UYU/USD	12/01/2014	CIT	UYU	29,650	1,182	(86)
UYU/USD	03/13/2015	CIT	UYU	13,180	512	(9)
					$(688,123)	$55,609
JNL/Franklin Templeton Mutual Shares Fund
CHF/USD	02/12/2015	DUB	CHF	32	$34	$(1)
CHF/USD	02/12/2015	CSI	CHF	26	27	—
EUR/USD	11/17/2014	HSB	EUR	268	338	(16)
EUR/USD	11/17/2014	BOA	EUR	542	684	(19)
EUR/USD	11/17/2014	BCL	EUR	222	279	(17)
EUR/USD	11/17/2014	DUB	EUR	158	199	(10)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
EUR/USD	11/17/2014	SSB	EUR	360	$455	$(19)
EUR/USD	11/17/2014	CSI	EUR	190	239	(10)
GBP/USD	02/19/2015	BOA	GBP	338	548	(16)
GBP/USD	02/19/2015	SSB	GBP	1,421	2,300	(28)
GBP/USD	02/19/2015	DUB	GBP	948	1,535	(14)
GBP/USD	02/19/2015	HSB	GBP	331	535	(2)
USD/CHF	02/12/2015	BOA	CHF	(3,029)	(3,177)	177
USD/CHF	02/12/2015	CSI	CHF	(39)	(40)	2
USD/CHF	02/12/2015	DUB	CHF	(97)	(103)	4
USD/EUR	11/17/2014	HSB	EUR	(5,778)	(7,300)	588
USD/EUR	11/17/2014	BOA	EUR	(9,083)	(11,476)	973
USD/EUR	11/17/2014	BCL	EUR	(10,673)	(13,486)	1,156
USD/EUR	11/17/2014	SSB	EUR	(91)	(115)	9
USD/EUR	11/17/2014	DUB	EUR	(377)	(476)	39
USD/EUR	01/20/2015	SSB	EUR	(889)	(1,124)	57
USD/EUR	01/20/2015	BOA	EUR	(5,342)	(6,752)	512
USD/EUR	01/20/2015	CSI	EUR	(121)	(152)	5
USD/EUR	01/20/2015	DUB	EUR	(298)	(378)	14
USD/EUR	01/20/2015	HSB	EUR	(804)	(1,016)	55
USD/GBP	02/19/2015	SSB	GBP	(17,843)	(28,885)	851
USD/GBP	02/19/2015	BOA	GBP	(19,752)	(31,975)	878
USD/GBP	02/19/2015	CSI	GBP	(17,799)	(28,814)	847
USD/KRW	02/12/2015	CSI	KRW	(5,198,305)	(4,900)	119
USD/KRW	02/12/2015	HSB	KRW	(5,257,598)	(4,955)	147
USD/KRW	02/12/2015	BOA	KRW	(3,419,732)	(3,224)	82
					$(141,175)	$6,363
JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	12/17/2014	BNP	AUD	1,881	$1,638	$(62)
AUD/USD	12/17/2014	WBC	AUD	5,701	4,965	(134)
AUD/USD	12/17/2014	MSC	AUD	1,884	1,640	(63)
AUD/USD	12/17/2014	CIT	AUD	2,868	2,498	(50)
AUD/USD	12/17/2014	DUB	AUD	1,878	1,635	(64)
AUD/USD	12/17/2014	SSB	AUD	954	831	(18)
AUD/USD	12/17/2014	WBC	AUD	2,934	2,555	7
BRL/USD	10/14/2014	UBS	BRL	3,957	1,611	(103)
BRL/USD	10/14/2014	MSC	BRL	1,066	434	(19)
BRL/USD	10/27/2014	MSC	BRL	2,059	835	(18)
CAD/CHF	12/17/2014	BCL	CHF	(659)	(691)	—
CAD/USD	12/17/2014	RBC	CAD	4,991	4,447	(73)
CHF/EUR	12/17/2014	CIT	EUR	(662)	(837)	68
CHF/USD	12/17/2014	MSC	CHF	799	837	(18)
CHF/USD	12/17/2014	UBS	CHF	798	836	(19)
CNH/USD	12/17/2014	SCB	CNH	21,238	3,416	(18)
EUR/CHF	12/17/2014	CIT	CHF	(1,592)	(1,669)	(1)
EUR/CHF	12/17/2014	MSC	CHF	(1,595)	(1,672)	(1)
EUR/GBP	12/17/2014	BOA	GBP	(1,032)	(1,672)	(25)
EUR/GBP	12/17/2014	SSB	GBP	(518)	(839)	(15)
EUR/GBP	12/17/2014	JPM	GBP	(1,064)	(1,724)	(47)
EUR/GBP	12/17/2014	CIT	GBP	(522)	(846)	(10)
EUR/HUF	12/17/2014	MSC	HUF	(105,684)	(429)	(8)
EUR/NOK	12/17/2014	JPM	NOK	(10,923)	(1,696)	(24)
EUR/PLN	12/17/2014	BCL	PLN	(5,629)	(1,694)	(12)
EUR/PLN	12/17/2014	BNP	PLN	(2,800)	(842)	2
EUR/USD	12/17/2014	RBC	EUR	1,334	1,686	(32)
EUR/USD	12/17/2014	SSB	EUR	1,330	1,681	(37)
EUR/USD	12/17/2014	BCL	EUR	661	835	(19)
EUR/USD	12/17/2014	BOA	EUR	3,328	4,205	(68)
EUR/USD	12/17/2014	HSB	EUR	1,334	1,686	(23)
EUR/USD	12/17/2014	DUB	EUR	3,992	5,045	(102)
EUR/USD	12/17/2014	MSC	EUR	4,037	5,101	(27)
GBP/EUR	12/17/2014	BNP	EUR	(653)	(825)	19
GBP/EUR	12/17/2014	BOA	EUR	(664)	(839)	23
GBP/EUR	12/17/2014	CIT	EUR	(1,322)	(1,671)	9
GBP/USD	12/17/2014	BNP	GBP	538	872	(22)
GBP/USD	12/17/2014	SSB	GBP	1,045	1,693	(22)
GBP/USD	12/17/2014	BCL	GBP	1,596	2,586	12
GBP/USD	12/17/2014	HSB	GBP	534	865	7
GBP/USD	12/17/2014	RBC	GBP	1,036	1,678	(27)
HUF/USD	12/17/2014	BOA	HUF	206,260	837	(16)
IDR/USD	10/31/2014	CIT	IDR	8,327,866	680	(22)
ILS/USD	12/17/2014	BCL	ILS	2,130	579	(18)
ILS/USD	12/17/2014	CIT	ILS	2,310	628	(15)
ILS/USD	12/17/2014	BNP	ILS	4,664	1,268	(16)
INR/USD	10/07/2014	UBS	INR	51,924	840	(13)
INR/USD	10/07/2014	BCL	INR	85,542	1,383	(14)
INR/USD	10/14/2014	BNP	INR	25,953	419	(5)
INR/USD	10/14/2014	SCB	INR	205,159	3,313	(32)
INR/USD	10/27/2014	BCL	INR	85,702	1,380	(22)
INR/USD	10/27/2014	MSC	INR	79,818	1,285	(18)
INR/USD	10/27/2014	HSB	INR	79,235	1,276	(17)
INR/USD	10/29/2014	DUB	INR	32,926	530	(3)
JPY/USD	11/07/2014	BCL	JPY	204,964	1,869	(6)
JPY/USD	12/17/2014	RBC	JPY	179,751	1,640	(77)
JPY/USD	12/17/2014	BCL	JPY	90,384	825	(34)
JPY/USD	12/17/2014	SCB	JPY	408,634	3,729	(133)
JPY/USD	12/17/2014	JPM	JPY	365,890	3,339	(80)
JPY/USD	12/17/2014	SSB	JPY	324,663	2,962	(25)
KRW/USD	10/27/2014	MSC	KRW	887,163	840	(14)
MXN/USD	10/31/2014	JPM	MXN	12,497	928	7
MXN/USD	12/17/2014	RBC	MXN	33,930	2,513	(64)
MXN/USD	12/17/2014	SCB	MXN	35,513	2,630	(56)
MXN/USD	12/17/2014	CIT	MXN	22,471	1,664	(22)
MXN/USD	12/17/2014	HSB	MXN	22,259	1,649	(21)
MXN/USD	12/17/2014	JPM	MXN	11,569	857	3
MYR/USD	10/03/2014	CIT	MYR	1,644	501	(12)
MYR/USD	10/03/2014	JPM	MYR	2,172	662	(14)
MYR/USD	10/07/2014	BCL	MYR	386	118	(3)
MYR/USD	10/07/2014	JPM	MYR	4,551	1,387	(24)
MYR/USD	10/20/2014	JPM	MYR	1,399	426	(1)
MYR/USD	10/29/2014	BCL	MYR	1,395	424	(2)
NOK/EUR	12/17/2014	BOA	EUR	(661)	(835)	17
NOK/EUR	12/17/2014	CIT	EUR	(1,985)	(2,508)	34
NZD/USD	12/17/2014	BCL	NZD	1,036	802	(47)
NZD/USD	12/17/2014	WBC	NZD	5,006	3,878	(173)
NZD/USD	12/17/2014	RBS	NZD	1,048	812	(35)
NZD/USD	12/17/2014	CIT	NZD	1,053	816	(32)
NZD/USD	12/17/2014	UBS	NZD	2,196	1,701	5
PHP/USD	10/29/2014	CIT	PHP	19,138	426	(1)
PLN/USD	12/17/2014	SCB	PLN	3,645	1,097	(35)
PLN/USD	12/17/2014	DUB	PLN	1,376	414	(15)
PLN/USD	12/17/2014	BCL	PLN	3,855	1,160	(38)
PLN/USD	12/17/2014	UBS	PLN	3,900	1,174	(24)
PLN/USD	12/17/2014	BNP	PLN	3,887	1,170	(27)
RUB/USD	10/02/2014	DUB	RUB	8,868	224	(12)
RUB/USD	10/02/2014	CSI	RUB	31,872	805	(53)
RUB/USD	10/17/2014	HSB	RUB	16,452	414	(13)
RUB/USD	10/27/2014	CSI	RUB	65,912	1,656	(52)
RUB/USD	11/17/2014	UBS	RUB	51,538	1,289	(98)
RUB/USD	11/17/2014	JPM	RUB	14,117	353	(15)
RUB/USD	11/17/2014	DUB	RUB	8,531	213	—
SEK/USD	12/17/2014	JPM	SEK	12,166	1,686	(30)
SGD/USD	12/17/2014	HSB	SGD	2,161	1,694	(14)
TRY/USD	12/17/2014	RBS	TRY	9,558	4,117	(129)
TRY/USD	12/17/2014	SCB	TRY	1,948	839	(16)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
TRY/USD	12/17/2014	JPM	TRY	1,939	$835	$(18)
TWD/USD	10/27/2014	BCL	TWD	25,803	848	(6)
USD/AUD	12/17/2014	BCL	AUD	(2,746)	(2,391)	98
USD/AUD	12/17/2014	SCB	AUD	(3,340)	(2,909)	118
USD/AUD	12/17/2014	WBC	AUD	(4,523)	(3,938)	152
USD/AUD	12/17/2014	MSC	AUD	(1,252)	(1,090)	37
USD/AUD	12/17/2014	BNP	AUD	(3,803)	(3,311)	88
USD/AUD	12/17/2014	RBC	AUD	(1,942)	(1,691)	6
USD/BRL	10/14/2014	UBS	BRL	(4,151)	(1,690)	17
USD/BRL	10/22/2014	BNP	BRL	(2,042)	(829)	24
USD/BRL	10/24/2014	BCL	BRL	(4,193)	(1,702)	135
USD/BRL	10/24/2014	UBS	BRL	(7,594)	(3,083)	254
USD/BRL	10/27/2014	HSB	BRL	(1,045)	(424)	6
USD/CAD	12/17/2014	CIT	CAD	(1,420)	(1,266)	18
USD/CAD	12/17/2014	RBC	CAD	(4,759)	(4,242)	34
USD/CHF	12/17/2014	CSI	CHF	(2,682)	(2,811)	59
USD/CHF	12/17/2014	CIT	CHF	(2,488)	(2,608)	53
USD/CHF	12/17/2014	SSB	CHF	(2,506)	(2,627)	58
USD/CNH	12/17/2014	SCB	CNH	(21,178)	(3,406)	11
USD/CNH	12/17/2014	HSB	CNH	(21,219)	(3,413)	3
USD/CNH	12/17/2014	DUB	CNH	(21,182)	(3,407)	13
USD/EUR	10/30/2014	JPM	EUR	(9,429)	(11,912)	232
USD/EUR	10/30/2014	RBC	EUR	(601)	(759)	17
USD/EUR	10/30/2014	WBC	EUR	(560)	(708)	16
USD/EUR	12/17/2014	BOA	EUR	(13,164)	(16,636)	547
USD/EUR	12/17/2014	WBC	EUR	(2,613)	(3,302)	78
USD/EUR	12/17/2014	RBS	EUR	(661)	(835)	21
USD/EUR	12/17/2014	DUB	EUR	(661)	(835)	21
USD/EUR	12/17/2014	SCB	EUR	(660)	(834)	23
USD/EUR	12/17/2014	UBS	EUR	(671)	(848)	7
USD/EUR	12/17/2014	JPM	EUR	(670)	(847)	7
USD/GBP	10/22/2014	DUB	GBP	(1,759)	(2,851)	43
USD/GBP	12/17/2014	HSB	GBP	(1,029)	(1,667)	43
USD/GBP	12/17/2014	HSB	GBP	(1,061)	(1,719)	(6)
USD/GBP	12/17/2014	BNP	GBP	(1,049)	(1,699)	7
USD/GBP	12/17/2014	RBS	GBP	(1,048)	(1,698)	8
USD/HUF	12/17/2014	UBS	HUF	(335,419)	(1,361)	34
USD/IDR	10/31/2014	JPM	IDR	(8,327,866)	(680)	9
USD/ILS	12/17/2014	BCL	ILS	(3,360)	(913)	63
USD/ILS	12/17/2014	MSC	ILS	(5,456)	(1,483)	92
USD/INR	10/07/2014	BCL	INR	(104,540)	(1,691)	25
USD/INR	10/07/2014	DUB	INR	(32,926)	(533)	2
USD/INR	10/14/2014	CIT	INR	(104,633)	(1,690)	27
USD/INR	10/14/2014	RBC	INR	(26,626)	(430)	5
USD/INR	10/27/2014	BCL	INR	(52,253)	(841)	12
USD/INR	10/29/2014	JPM	INR	(78,756)	(1,267)	13
USD/JPY	11/07/2014	UBS	JPY	(207,463)	(1,892)	7
USD/JPY	12/17/2014	JPM	JPY	(306,413)	(2,796)	126
USD/JPY	12/17/2014	BOA	JPY	(183,534)	(1,675)	38
USD/JPY	12/17/2014	SSB	JPY	(274,459)	(2,504)	59
USD/JPY	12/17/2014	HSB	JPY	(91,691)	(837)	18
USD/JPY	12/17/2014	RBC	JPY	(92,828)	(847)	7
USD/JPY	12/17/2014	RBS	JPY	(95,733)	(874)	4
USD/KRW	10/14/2014	DUB	KRW	(1,778,099)	(1,684)	33
USD/KRW	10/22/2014	HSB	KRW	(266,627)	(252)	3
USD/KRW	10/23/2014	HSB	KRW	(623,914)	(591)	6
USD/KRW	10/27/2014	BCL	KRW	(1,344,673)	(1,273)	9
USD/MXN	10/31/2014	BOA	MXN	(78,041)	(5,798)	107
USD/MXN	12/17/2014	JPM	MXN	(58,973)	(4,368)	76
USD/MXN	12/17/2014	DUB	MXN	(22,744)	(1,685)	22
USD/MXN	12/17/2014	JPM	MXN	(34,695)	(2,570)	(6)
USD/MYR	10/03/2014	BOA	MYR	(2,215)	(675)	9
USD/MYR	10/07/2014	DUB	MYR	(6,300)	(1,920)	54
USD/MYR	10/20/2014	BNP	MYR	(2,763)	(841)	13
USD/MYR	10/20/2014	WBC	MYR	(2,677)	(815)	15
USD/NZD	12/17/2014	WBC	NZD	(2,060)	(1,596)	97
USD/NZD	12/17/2014	SSB	NZD	(1,675)	(1,297)	82
USD/NZD	12/17/2014	HSB	NZD	(1,555)	(1,205)	77
USD/NZD	12/17/2014	CIT	NZD	(1,555)	(1,205)	72
USD/NZD	12/17/2014	BCL	NZD	(1,052)	(815)	33
USD/NZD	12/17/2014	DUB	NZD	(4,291)	(3,324)	66
USD/PHP	10/14/2014	DUB	PHP	(18,834)	(420)	9
USD/PHP	10/14/2014	CIT	PHP	(18,831)	(419)	10
USD/PHP	10/20/2014	DUB	PHP	(37,903)	(844)	11
USD/RUB	10/02/2014	CSI	RUB	(32,208)	(813)	43
USD/RUB	10/20/2014	JPM	RUB	(16,493)	(415)	12
USD/RUB	10/27/2014	BNP	RUB	(66,751)	(1,677)	32
USD/RUB	11/17/2014	DUB	RUB	(36,474)	(912)	66
USD/RUB	11/17/2014	JPM	RUB	(35,714)	(893)	58
USD/SEK	11/06/2014	BOA	SEK	(6,000)	(831)	12
USD/SEK	12/17/2014	DUB	SEK	(11,739)	(1,627)	31
USD/SEK	12/17/2014	BCL	SEK	(10,849)	(1,503)	26
USD/SEK	12/17/2014	SSB	SEK	(10,841)	(1,502)	23
USD/SGD	12/17/2014	WBC	SGD	(2,189)	(1,716)	32
USD/SGD	12/17/2014	HSB	SGD	(2,508)	(1,966)	37
USD/SGD	12/17/2014	CIT	SGD	(1,740)	(1,364)	23
USD/TRY	12/17/2014	MSC	TRY	(1,815)	(782)	39
USD/TRY	12/17/2014	HSB	TRY	(1,908)	(822)	41
USD/TRY	12/17/2014	BNP	TRY	(1,791)	(772)	37
USD/TRY	12/17/2014	SCB	TRY	(1,746)	(752)	38
USD/TRY	12/17/2014	JPM	TRY	(3,830)	(1,650)	66
USD/TRY	12/17/2014	CIT	TRY	(1,928)	(831)	27
USD/TRY	12/17/2014	RBS	TRY	(3,875)	(1,669)	38
USD/TRY	12/17/2014	RBS	TRY	(1,990)	(857)	(3)
USD/TWD	10/17/2014	CIT	TWD	(51,441)	(1,691)	18
USD/TWD	10/20/2014	CIT	TWD	(51,525)	(1,694)	15
					$(70,012)	$1,648
JNL/Goldman Sachs Emerging Markets Debt Fund
AUD/USD	12/17/2014	MSC	AUD	1,213	$1,056	$(37)
AUD/USD	12/17/2014	DUB	AUD	2,385	2,077	(81)
AUD/USD	12/17/2014	SSB	AUD	1,252	1,090	(24)
AUD/USD	12/17/2014	WBC	AUD	2,168	1,888	(20)
AUD/USD	12/17/2014	BNP	AUD	1,249	1,088	(18)
AUD/USD	12/17/2014	CGM	AUD	1,254	1,092	(16)
AUD/USD	12/17/2014	WBC	AUD	2,523	2,197	6
BRL/USD	10/14/2014	CSI	BRL	10,175	4,143	(264)
BRL/USD	10/14/2014	RBC	BRL	4,482	1,825	(88)
BRL/USD	10/27/2014	MSC	BRL	5,379	2,182	(46)
CNH/USD	12/17/2014	SCB	CNH	55,432	8,915	(48)
COP/USD	10/02/2014	MLP	COP	3,588,730	1,772	(75)
COP/USD	10/03/2014	CSI	COP	7,661,699	3,783	(195)
COP/USD	10/24/2014	SCB	COP	10,308,672	5,081	(209)
COP/USD	10/24/2014	BNP	COP	959,393	473	(8)
COP/USD	10/24/2014	CSI	COP	2,126,102	1,048	(25)
COP/USD	10/31/2014	MLP	COP	3,588,730	1,768	5
EUR/HUF	12/17/2014	MSC	HUF	(275,795)	(1,119)	(21)
EUR/PLN	12/17/2014	BCL	PLN	(14,650)	(4,408)	(31)
EUR/PLN	12/17/2014	BNP	PLN	(7,301)	(2,197)	4
EUR/USD	12/17/2014	DUB	EUR	6,318	7,985	(162)
EUR/USD	12/17/2014	RBC	EUR	1,740	2,199	(41)
EUR/USD	12/17/2014	SSB	EUR	1,731	2,188	(48)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
EUR/USD	12/17/2014	BCL	EUR	845	$1,068	$(25)
EUR/USD	12/17/2014	BOA	EUR	4,295	5,428	(95)
EUR/USD	12/17/2014	HSB	EUR	2,324	2,937	(51)
EUR/USD	12/17/2014	CSI	EUR	660	834	(17)
EUR/USD	12/17/2014	WBC	EUR	588	743	(12)
EUR/USD	12/17/2014	MSC	EUR	5,208	6,582	(35)
HUF/USD	12/17/2014	BNP	HUF	1,033,924	4,196	(106)
HUF/USD	12/17/2014	CSI	HUF	316,850	1,286	(39)
HUF/USD	12/17/2014	DUB	HUF	228,238	926	(16)
HUF/USD	12/17/2014	RBS	HUF	210,275	853	(12)
HUF/USD	12/17/2014	MLP	HUF	491,701	1,996	(17)
HUF/USD	12/17/2014	HSB	HUF	219,794	892	(15)
HUF/USD	12/17/2014	BOA	HUF	538,742	2,187	(41)
ILS/USD	12/17/2014	BCL	ILS	3,971	1,079	(33)
ILS/USD	12/17/2014	CGM	ILS	7,226	1,963	(50)
ILS/USD	12/17/2014	BNP	ILS	11,897	3,233	(42)
INR/USD	10/07/2014	CSI	INR	135,323	2,189	(34)
INR/USD	10/07/2014	BCL	INR	189,563	3,066	(32)
INR/USD	10/14/2014	BNP	INR	67,587	1,091	(13)
INR/USD	10/14/2014	WBC	INR	207,012	3,343	(42)
INR/USD	10/14/2014	SCB	INR	386,621	6,243	(61)
INR/USD	10/27/2014	BCL	INR	200,298	3,225	(52)
INR/USD	10/27/2014	MSC	INR	186,546	3,003	(43)
INR/USD	10/27/2014	HSB	INR	185,183	2,981	(40)
INR/USD	10/29/2014	DUB	INR	53,971	869	(5)
JPY/USD	12/17/2014	RBC	JPY	234,190	2,137	(100)
JPY/USD	12/17/2014	BCL	JPY	117,741	1,074	(45)
JPY/USD	12/17/2014	SCB	JPY	355,201	3,241	(116)
JPY/USD	12/17/2014	JPM	JPY	464,667	4,240	(102)
KRW/USD	10/27/2014	MSC	KRW	2,315,557	2,192	(37)
KRW/USD	10/31/2014	WBC	KRW	1,195,618	1,131	(22)
KRW/USD	10/31/2014	DUB	KRW	844,595	799	(19)
MXN/USD	10/31/2014	JPM	MXN	2,753	205	(3)
MXN/USD	12/17/2014	RBC	MXN	57,431	4,253	(99)
MXN/USD	12/17/2014	SCB	MXN	48,752	3,611	(59)
MXN/USD	12/17/2014	RBS	MXN	86,958	6,441	(104)
MXN/USD	12/17/2014	JPM	MXN	15,905	1,178	(19)
MXN/USD	12/17/2014	CGM	MXN	17,671	1,309	(18)
MXN/USD	12/17/2014	HSB	MXN	17,504	1,296	(16)
MXN/USD	12/17/2014	JPM	MXN	29,844	2,210	7
MXN/USD	12/17/2014	DUB	MXN	67,000	4,962	33
MYR/USD	10/03/2014	CGM	MYR	19,917	6,071	(144)
MYR/USD	10/03/2014	JPM	MYR	5,117	1,560	(34)
MYR/USD	10/07/2014	BCL	MYR	4,121	1,256	(36)
MYR/USD	10/20/2014	JPM	MYR	3,610	1,099	(3)
MYR/USD	10/29/2014	BCL	MYR	3,647	1,109	(7)
MYR/USD	10/31/2014	BCL	MYR	29,798	9,064	(263)
MYR/USD	10/31/2014	DUB	MYR	2,681	816	(31)
MYR/USD	10/31/2014	WBC	MYR	3,509	1,067	(35)
MYR/USD	10/31/2014	HSB	MYR	5,491	1,670	(33)
NGN/USD	12/08/2014	SCB	NGN	97,010	579	5
NGN/USD	12/16/2014	SCB	NGN	228,046	1,358	(12)
PEN/USD	10/24/2014	RBC	PEN	6,992	2,409	(76)
PEN/USD	10/31/2014	SCB	PEN	3,075	1,058	(3)
PEN/USD	11/18/2014	CSI	PEN	5,718	1,962	(65)
PHP/USD	10/29/2014	CGM	PHP	49,659	1,106	(2)
PHP/USD	10/31/2014	BCL	PHP	16,178	360	(8)
PHP/USD	10/31/2014	MSC	PHP	27,754	618	(17)
PLN/USD	12/17/2014	SCB	PLN	22,071	6,642	(210)
PLN/USD	12/17/2014	DUB	PLN	17,506	5,268	(189)
PLN/USD	12/17/2014	BCL	PLN	28,538	8,588	(269)
PLN/USD	12/17/2014	CSI	PLN	25,150	7,568	(156)
PLN/USD	12/17/2014	BNP	PLN	23,531	7,081	(163)
RON/USD	12/17/2014	HSB	RON	9,246	2,633	(56)
RUB/USD	10/02/2014	DUB	RUB	133,485	3,371	(176)
RUB/USD	10/02/2014	CSI	RUB	82,578	2,086	(137)
RUB/USD	10/17/2014	HSB	RUB	41,805	1,052	(33)
RUB/USD	10/24/2014	CSI	RUB	107,694	2,707	(246)
RUB/USD	10/24/2014	HSB	RUB	75,283	1,892	(58)
RUB/USD	10/27/2014	CSI	RUB	171,996	4,321	(137)
RUB/USD	11/17/2014	CSI	RUB	270,244	6,759	(359)
RUB/USD	11/17/2014	JPM	RUB	277,516	6,941	(292)
RUB/USD	11/17/2014	DUB	RUB	80,568	2,015	2
SGD/USD	12/17/2014	HSB	SGD	5,639	4,420	(37)
THB/USD	10/31/2014	DUB	THB	45,529	1,402	(8)
TRY/USD	12/17/2014	RBS	TRY	24,846	10,703	(336)
TRY/USD	12/17/2014	HSB	TRY	6,325	2,724	(77)
TRY/USD	12/17/2014	DUB	TRY	1,088	469	(12)
TRY/USD	12/17/2014	RBC	TRY	3,132	1,349	(47)
TRY/USD	12/17/2014	SCB	TRY	5,111	2,202	(41)
TRY/USD	12/17/2014	JPM	TRY	5,066	2,182	(46)
TWD/USD	10/27/2014	BCL	TWD	67,347	2,214	(15)
USD/AUD	12/17/2014	BCL	AUD	(1,418)	(1,234)	51
USD/AUD	12/17/2014	WBC	AUD	(1,622)	(1,412)	54
USD/AUD	12/17/2014	SCB	AUD	(1,198)	(1,043)	42
USD/AUD	12/17/2014	MSC	AUD	(449)	(391)	13
USD/AUD	12/17/2014	BNP	AUD	(4,831)	(4,207)	112
USD/AUD	12/17/2014	RBC	AUD	(2,540)	(2,212)	8
USD/BRL	10/14/2014	CSI	BRL	(10,857)	(4,420)	45
USD/BRL	10/22/2014	BNP	BRL	(5,390)	(2,189)	63
USD/BRL	10/24/2014	BCL	BRL	(8,326)	(3,380)	267
USD/BRL	10/24/2014	CSI	BRL	(11,865)	(4,817)	397
USD/BRL	10/27/2014	HSB	BRL	(10,445)	(4,237)	64
USD/CAD	10/23/2014	HSB	CAD	(1,639,734)	(1,552)	17
USD/CLP	10/24/2014	RBC	CLP	(1,361,999)	(2,272)	161
USD/CNH	12/17/2014	SCB	CNH	(54,095)	(8,700)	28
USD/CNH	12/17/2014	DUB	CNH	(55,555)	(8,935)	35
USD/CNH	12/17/2014	HSB	CNH	(54,736)	(8,803)	9
USD/COP	10/24/2014	BNP	COP	(3,637,937)	(1,793)	80
USD/COP	10/24/2014	CSI	COP	(2,369,231)	(1,168)	103
USD/COP	10/24/2014	SCB	COP	(22,882,206)	(11,278)	928
USD/EUR	10/30/2014	JPM	EUR	(1,973)	(2,493)	64
USD/EUR	12/17/2014	BOA	EUR	(17,177)	(21,707)	714
USD/EUR	12/17/2014	RBS	EUR	(850)	(1,074)	27
USD/EUR	12/17/2014	WBC	EUR	(24,682)	(31,192)	739
USD/EUR	12/17/2014	DUB	EUR	(850)	(1,074)	27
USD/EUR	12/17/2014	SCB	EUR	(842)	(1,064)	29
USD/EUR	12/17/2014	JPM	EUR	(876)	(1,107)	9
USD/IDR	10/31/2014	SCB	IDR	(28,368,227)	(2,316)	81
USD/IDR	10/31/2014	DUB	IDR	(54,390,937)	(4,441)	145
USD/IDR	10/31/2014	CSI	IDR	(142,706,092)	(11,651)	432
USD/IDR	10/31/2014	JPM	IDR	(3,118,053)	(255)	10
USD/ILS	12/17/2014	BCL	ILS	(8,801)	(2,392)	166
USD/ILS	12/17/2014	MSC	ILS	(14,293)	(3,883)	239
USD/ILS	05/06/2015	CSI	ILS	(9,266)	(2,525)	146
USD/ILS	05/06/2015	CGM	ILS	(8,414)	(2,293)	104
USD/INR	10/07/2014	BCL	INR	(270,916)	(4,382)	65
USD/INR	10/14/2014	CGM	INR	(272,217)	(4,396)	71
USD/INR	10/27/2014	BCL	INR	(136,483)	(2,197)	31
USD/INR	10/29/2014	JPM	INR	(206,057)	(3,316)	33
USD/JPY	12/17/2014	JPM	JPY	(452,961)	(4,133)	186
USD/JPY	12/17/2014	BOA	JPY	(117,856)	(1,075)	25

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/JPY	12/17/2014	SSB	JPY	(360,555)	$(3,290)	$77
USD/JPY	12/17/2014	HSB	JPY	(116,357)	(1,062)	23
USD/JPY	12/17/2014	RBC	JPY	(61,233)	(559)	4
USD/JPY	12/17/2014	RBS	JPY	(62,835)	(573)	3
USD/KRW	10/14/2014	DUB	KRW	(4,625,956)	(4,381)	86
USD/KRW	10/22/2014	HSB	KRW	(703,095)	(666)	7
USD/KRW	10/27/2014	BCL	KRW	(3,488,752)	(3,302)	23
USD/MXN	10/31/2014	BOA	MXN	(17,147)	(1,274)	23
USD/MXN	12/17/2014	JPM	MXN	(149,994)	(11,109)	193
USD/MXN	12/17/2014	DUB	MXN	(59,997)	(4,444)	59
USD/MXN	12/17/2014	JPM	MXN	(89,986)	(6,665)	(15)
USD/MYR	10/03/2014	BCL	MYR	(2,351)	(717)	25
USD/MYR	10/03/2014	BOA	MYR	(5,534)	(1,687)	22
USD/MYR	10/07/2014	DUB	MYR	(17,086)	(5,206)	145
USD/MYR	10/20/2014	BNP	MYR	(7,059)	(2,149)	33
USD/MYR	10/20/2014	WBC	MYR	(6,994)	(2,129)	40
USD/NZD	10/07/2014	DUB	NZD	(53,971)	(873)	3
USD/PHP	10/14/2014	CGM	PHP	(48,459)	(1,079)	25
USD/PHP	10/14/2014	DUB	PHP	(48,469)	(1,080)	24
USD/PHP	10/20/2014	DUB	PHP	(96,243)	(2,144)	27
USD/PLN	12/17/2014	DUB	PLN	(8,920)	(2,684)	59
USD/PLN	12/17/2014	BNP	PLN	(6,343)	(1,909)	34
USD/RUB	10/02/2014	BNP	RUB	(51,399)	(1,298)	80
USD/RUB	10/02/2014	CSI	RUB	(84,095)	(2,124)	111
USD/RUB	10/17/2014	DUB	RUB	(17,791)	(448)	1
USD/RUB	10/20/2014	JPM	RUB	(43,492)	(1,094)	32
USD/RUB	10/24/2014	HSB	RUB	(45,191)	(1,136)	32
USD/RUB	10/24/2014	MSC	RUB	(17,047)	(428)	46
USD/RUB	10/27/2014	BNP	RUB	(173,184)	(4,350)	84
USD/RUB	11/17/2014	DUB	RUB	(71,567)	(1,790)	129
USD/RUB	11/17/2014	JPM	RUB	(70,078)	(1,753)	114
USD/RUB	11/17/2014	HSB	RUB	(195,636)	(4,893)	412
USD/SGD	12/17/2014	WBC	SGD	(5,650)	(4,429)	84
USD/SGD	12/17/2014	HSB	SGD	(6,474)	(5,074)	95
USD/SGD	12/17/2014	CGM	SGD	(4,493)	(3,522)	59
USD/TRY	12/17/2014	MSC	TRY	(10,771)	(4,640)	230
USD/TRY	12/17/2014	HSB	TRY	(10,852)	(4,675)	235
USD/TRY	12/17/2014	BNP	TRY	(8,741)	(3,765)	183
USD/TRY	12/17/2014	SCB	TRY	(8,521)	(3,671)	187
USD/TRY	12/17/2014	JPM	TRY	(9,990)	(4,303)	173
USD/TRY	12/17/2014	CGM	TRY	(5,029)	(2,166)	72
USD/TRY	12/17/2014	RBS	TRY	(10,223)	(4,404)	99
USD/TRY	12/17/2014	CSI	TRY	(3,148)	(1,356)	32
USD/TRY	12/17/2014	RBS	TRY	(5,134)	(2,212)	(9)
USD/TWD	10/17/2014	CGM	TWD	(131,356)	(4,319)	45
USD/TWD	10/20/2014	CGM	TWD	(130,907)	(4,304)	38
USD/ZAR	12/17/2014	HSB	ZAR	(14,709)	(1,287)	67
USD/ZAR	12/17/2014	DUB	ZAR	(13,538)	(1,184)	57
USD/ZAR	12/17/2014	SCB	ZAR	(21,375)	(1,870)	49
ZAR/USD	12/17/2014	RBC	ZAR	220,462	19,283	(1,023)
ZAR/USD	12/17/2014	HSB	ZAR	17,486	1,529	(51)
ZAR/USD	12/17/2014	RBS	ZAR	18,073	1,581	2
					$(17,724)	$1,454
JNL/Invesco Mid Cap Value Fund
USD/GBP	10/31/2014	SSB	GBP	(2,117)	$(3,431)	$28
USD/GBP	10/31/2014	BNY	GBP	(2,110)	(3,420)	28
					$(6,851)	$56
JNL/Ivy Asset Strategy Fund
JPY/USD	10/10/2014	DUB	JPY	443,641	$4,045	$(29)
USD/JPY	10/10/2014	DUB	JPY	(4,350,507)	(39,669)	1,854
					$(35,624)	$1,825
JNL/JPMorgan International Value Fund
AUD/USD	11/28/2014	WBC	AUD	45,040	$39,273	$(2,293)
CAD/JPY	11/28/2014	DUB	JPY	(150,183)	(1,370)	(19)
EUR/JPY	11/28/2014	CSI	JPY	(259,306)	(2,365)	(3)
EUR/USD	11/28/2014	WBC	EUR	2,021	2,554	(156)
EUR/USD	11/28/2014	SSB	EUR	2,606	3,293	(111)
GBP/USD	11/28/2014	HSB	GBP	8,750	14,178	(370)
GBP/USD	11/28/2014	SSB	GBP	2,940	4,764	28
HKD/USD	11/28/2014	SSB	HKD	13,950	1,796	(4)
HKD/USD	11/28/2014	WBC	HKD	15,344	1,976	(3)
JPY/USD	11/28/2014	HSB	JPY	217,909	1,988	(141)
JPY/USD	11/28/2014	SSB	JPY	215,019	1,961	(134)
JPY/USD	11/28/2014	DUB	JPY	715,152	6,523	(379)
NOK/USD	11/28/2014	HSB	NOK	8,610	1,337	(59)
NOK/USD	11/28/2014	SSB	NOK	9,094	1,413	(61)
NOK/USD	11/28/2014	MSC	NOK	11,063	1,719	(65)
SEK/USD	11/28/2014	HSB	SEK	66,681	9,239	(421)
SGD/USD	11/28/2014	WBC	SGD	13,658	10,706	(232)
USD/AUD	11/28/2014	BCL	AUD	(1,040)	(907)	56
USD/CAD	11/28/2014	WBC	CAD	(7,525)	(6,710)	147
USD/CHF	11/28/2014	HSB	CHF	(7,493)	(7,852)	419
USD/CHF	11/28/2014	RBS	CHF	(2,555)	(2,677)	57
USD/EUR	11/28/2014	HSB	EUR	(3,833)	(4,844)	192
USD/EUR	11/28/2014	CSI	EUR	(2,285)	(2,888)	159
USD/EUR	11/28/2014	SGB	EUR	(13,271)	(16,768)	868
USD/EUR	11/28/2014	DUB	EUR	(5,428)	(6,859)	304
USD/EUR	11/28/2014	RBS	EUR	(3,801)	(4,802)	90
USD/EUR	11/28/2014	CBA	EUR	(1,534)	(1,939)	114
USD/HKD	11/28/2014	WBC	HKD	(15,091)	(1,943)	4
USD/HKD	11/28/2014	HSB	HKD	(12,468)	(1,605)	4
USD/JPY	11/28/2014	GSC	JPY	(3,443,342)	(31,408)	1,940
USD/JPY	11/28/2014	UBS	JPY	(397,257)	(3,624)	79
USD/NOK	11/28/2014	CSI	NOK	(518)	(80)	3
USD/NOK	11/28/2014	HSB	NOK	(28,250)	(4,388)	166
					$(309)	$179
JNL/Mellon Capital International Index Fund
AUD/USD	12/17/2014	WBC	AUD	3,357	$2,923	$(129)
AUD/USD	12/17/2014	BCL	AUD	725	631	(15)
AUD/USD	12/17/2014	RBC	AUD	135	118	(3)
AUD/USD	12/17/2014	CCI	AUD	271	236	(3)
AUD/USD	12/17/2014	GSC	AUD	750	653	(8)
EUR/USD	12/17/2014	WBC	EUR	5,493	6,942	(163)
EUR/USD	12/17/2014	CSI	EUR	3,040	3,841	(92)
EUR/USD	12/17/2014	CCI	EUR	1,041	1,315	(27)
EUR/USD	12/17/2014	BOA	EUR	323	409	(9)
EUR/USD	12/17/2014	BCL	EUR	502	634	(16)
EUR/USD	12/17/2014	BNP	EUR	160	203	(5)
EUR/USD	12/17/2014	GSC	EUR	325	410	(8)
GBP/USD	12/17/2014	CCI	GBP	6,387	10,347	46
GBP/USD	12/17/2014	CCI	GBP	410	663	(3)
GBP/USD	12/17/2014	BCL	GBP	995	1,613	(8)
GBP/USD	12/17/2014	BNP	GBP	68	110	(1)
GBP/USD	12/17/2014	BOA	GBP	136	220	(2)
JPY/USD	12/17/2014	CCI	JPY	843,265	7,694	(238)
JPY/USD	12/17/2014	BCL	JPY	73,338	669	(15)
JPY/USD	12/17/2014	BNP	JPY	26,060	238	(5)
JPY/USD	12/17/2014	RBC	JPY	65,985	602	(6)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Mellon Capital International Index Fund (continued)
JPY/USD	12/17/2014	GSC	JPY	51,230	$467	$(4)
USD/AUD	12/17/2014	BOA	AUD	(2,400)	(2,089)	63
USD/EUR	12/17/2014	BOA	EUR	(5,443)	(6,879)	169
USD/GBP	12/17/2014	BOA	GBP	(4,117)	(6,669)	9
USD/JPY	12/17/2014	BOA	JPY	(535,983)	(4,891)	111
					$20,410	$(362)
JNL/Mellon Capital Global Alpha Fund
AUD/USD	12/17/2014	BOA	AUD	1,218	$1,060	$(68)
AUD/USD	12/17/2014	BCL	AUD	802	698	(46)
AUD/USD	12/17/2014	CCI	AUD	670	583	(39)
AUD/USD	12/17/2014	HSB	AUD	223	194	(12)
CAD/USD	12/17/2014	BNP	CAD	5,240	4,670	(92)
CAD/USD	12/17/2014	GSC	CAD	2,614	2,330	(52)
CAD/USD	12/17/2014	BOA	CAD	1,535	1,368	(32)
CHF/USD	12/17/2014	BOA	CHF	363	381	(8)
EUR/USD	12/17/2014	DUB	EUR	1,039	1,312	(34)
EUR/USD	12/17/2014	HSB	EUR	1,039	1,312	(32)
EUR/USD	12/17/2014	BOA	EUR	607	767	(19)
GBP/USD	12/17/2014	CCI	GBP	497	805	4
GBP/USD	12/17/2014	DUB	GBP	898	1,455	(3)
GBP/USD	12/17/2014	BOA	GBP	626	1,015	(6)
GBP/USD	12/17/2014	HSB	GBP	2,089	3,385	(19)
GBP/USD	12/17/2014	UBS	GBP	535	867	(6)
JPY/USD	12/17/2014	CCI	JPY	663,838	6,057	(186)
JPY/USD	12/17/2014	DUB	JPY	88,735	810	(18)
JPY/USD	12/17/2014	HSB	JPY	353,639	3,227	(31)
JPY/USD	12/17/2014	UBS	JPY	87,956	803	(6)
JPY/USD	12/17/2014	BOA	JPY	32,844	300	(2)
NOK/USD	12/17/2014	BOA	NOK	16,991	2,637	(44)
NOK/USD	12/17/2014	HSB	NOK	10,094	1,567	(22)
NOK/USD	12/17/2014	UBS	NOK	7,435	1,154	(20)
NOK/USD	12/17/2014	DUB	NOK	2,441	379	(3)
NZD/USD	12/17/2014	BOA	NZD	729	564	(34)
NZD/USD	12/17/2014	HSB	NZD	2,288	1,773	(44)
NZD/USD	12/17/2014	DUB	NZD	482	373	(15)
NZD/USD	12/17/2014	CCI	NZD	354	274	(2)
SEK/USD	12/17/2014	BOA	SEK	3,028	420	(8)
SEK/USD	12/17/2014	GSC	SEK	4,258	590	(10)
SEK/USD	12/17/2014	HSB	SEK	1,631	226	(4)
USD/AUD	12/17/2014	UBS	AUD	(952)	(829)	17
USD/AUD	12/17/2014	HSB	AUD	(2,009)	(1,749)	14
USD/AUD	12/17/2014	BOA	AUD	(373)	(325)	4
USD/AUD	12/17/2014	CCI	AUD	(192)	(167)	—
USD/CAD	12/17/2014	BOA	CAD	(766)	(682)	11
USD/CAD	12/17/2014	UBS	CAD	(727)	(648)	15
USD/CAD	12/17/2014	HSB	CAD	(2,590)	(2,308)	26
USD/CAD	12/17/2014	CCI	CAD	(283)	(252)	1
USD/CHF	12/17/2014	BNP	CHF	(3,111)	(3,261)	84
USD/CHF	12/17/2014	HSB	CHF	(3,024)	(3,170)	74
USD/CHF	12/17/2014	CCI	CHF	(4,881)	(5,117)	92
USD/CHF	12/17/2014	UBS	CHF	(506)	(531)	8
USD/CHF	12/17/2014	BOA	CHF	(187)	(196)	3
USD/EUR	12/17/2014	RBC	EUR	(2,428)	(3,068)	79
USD/EUR	12/17/2014	DUB	EUR	(2,428)	(3,068)	78
USD/EUR	12/17/2014	GSC	EUR	(2,428)	(3,068)	78
USD/EUR	12/17/2014	CCI	EUR	(5,356)	(6,769)	146
USD/EUR	12/17/2014	BOA	EUR	(4,694)	(5,931)	139
USD/EUR	12/17/2014	UBS	EUR	(805)	(1,017)	17
USD/EUR	12/17/2014	HSB	EUR	(1,710)	(2,160)	24
USD/GBP	12/17/2014	BCL	GBP	(2,902)	(4,702)	(27)
USD/GBP	12/17/2014	BOA	GBP	(5,527)	(8,954)	(35)
USD/GBP	12/17/2014	CCI	GBP	(116)	(188)	—
USD/GBP	12/17/2014	HSB	GBP	(464)	(752)	2
USD/JPY	12/17/2014	BOA	JPY	(22,872)	(209)	5
USD/NOK	12/17/2014	BOA	NOK	(1,711)	(265)	2
USD/NOK	12/17/2014	HSB	NOK	(1,912)	(296)	4
USD/NOK	12/17/2014	CCI	NOK	(925)	(144)	(1)
USD/NOK	12/17/2014	HSB	NOK	(3,702)	(575)	(2)
USD/NZD	12/17/2014	UBS	NZD	(2,125)	(1,647)	91
USD/NZD	12/17/2014	BNP	NZD	(182)	(141)	8
USD/NZD	12/17/2014	CCI	NZD	(382)	(296)	16
USD/NZD	12/17/2014	HSB	NZD	(497)	(385)	16
USD/NZD	12/17/2014	BOA	NZD	(149)	(116)	5
USD/SEK	12/17/2014	UBS	SEK	(5,107)	(708)	6
USD/SEK	12/17/2014	HSB	SEK	(7,393)	(1,025)	8
USD/SEK	12/17/2014	BOA	SEK	(2,218)	(307)	3
USD/SEK	12/17/2014	HSB	SEK	(6,028)	(835)	(5)
USD/SEK	12/17/2014	CCI	SEK	(1,507)	(209)	(1)
					$(22,714)	$92
JNL/PIMCO Real Return Fund
BRL/USD	10/02/2014	UBS	BRL	56,314	$23,006	$(1,635)
BRL/USD	11/04/2014	UBS	BRL	9,944	4,024	(170)
EUR/USD	11/04/2014	CSI	EUR	4,369	5,520	(43)
GBP/USD	12/11/2014	CIT	GBP	635	1,029	6
GBP/USD	12/11/2014	CIT	GBP	1,621	2,626	(31)
INR/USD	10/15/2014	UBS	INR	1,502,386	24,254	(428)
INR/USD	10/15/2014	MSC	INR	108,752	1,756	(38)
INR/USD	10/15/2014	JPM	INR	353,980	5,715	(120)
INR/USD	10/15/2014	BCL	INR	328,369	5,301	(123)
INR/USD	10/15/2014	DUB	INR	134,360	2,169	(50)
INR/USD	01/20/2015	CIT	INR	2,427,848	38,369	(548)
MXN/USD	12/18/2014	BOA	MXN	32,488	2,406	(80)
MXN/USD	12/18/2014	BCL	MXN	3,373	250	1
MYR/USD	10/15/2014	JPM	MYR	9,978	3,039	(91)
MYR/USD	10/15/2014	BCL	MYR	2,040	621	(19)
MYR/USD	10/15/2014	CSI	MYR	28,505	8,681	(208)
MYR/USD	01/20/2015	UBS	MYR	40,523	12,261	(231)
PLN/USD	10/30/2014	BCL	PLN	11,643	3,511	(260)
USD/AUD	10/02/2014	JPM	AUD	(27,730)	(24,279)	1,439
USD/AUD	11/04/2014	BOA	AUD	(27,730)	(24,219)	344
USD/BRL	10/02/2014	UBS	BRL	(9,944)	(4,063)	169
USD/BRL	10/02/2014	DUB	BRL	(31,153)	(12,727)	1,107
USD/BRL	10/02/2014	BNP	BRL	(15,217)	(6,217)	523
USD/EUR	10/02/2014	MSC	EUR	(293,600)	(370,833)	16,688
USD/EUR	11/04/2014	BOA	EUR	(293,600)	(370,916)	3,209
USD/EUR	11/04/2014	DUB	EUR	(5,605)	(7,081)	66
USD/GBP	12/11/2014	BOA	GBP	(3,460)	(5,606)	(18)
USD/INR	10/15/2014	CIT	INR	(2,427,848)	(39,195)	347
USD/JPY	10/02/2014	MSC	JPY	(4,351,355)	(39,675)	2,181
USD/JPY	11/04/2014	JPM	JPY	(4,351,355)	(39,685)	301
USD/JPY	11/04/2014	CIT	JPY	(7,310,000)	(66,668)	4,511
USD/MXN	12/11/2014	BNP	MXN	(956,811)	(70,895)	1,615
USD/MXN	12/18/2014	BNP	MXN	(341,776)	(25,312)	718
USD/MXN	12/18/2014	JPM	MXN	(27,146)	(2,010)	60
USD/MXN	12/18/2014	DUB	MXN	(71,690)	(5,309)	161
USD/MXN	12/18/2014	MSC	MXN	(220,977)	(16,366)	384
USD/MXN	02/05/2015	BNP	MXN	(118,534)	(8,749)	227
USD/MYR	10/15/2014	UBS	MYR	(40,523)	(12,341)	229
USD/NZD	10/02/2014	BCL	NZD	(8,703)	(6,794)	438

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/PIMCO Real Return Fund (continued)
USD/NZD	11/04/2014	BCL	NZD	(8,703)	$(6,771)	$86
					$(1,021,173)	$30,717
JNL/PIMCO Total Return Bond Fund
BRL/USD	10/02/2014	UBS	BRL	17,133	$6,999	$(291)
BRL/USD	11/04/2014	BNP	BRL	1,682	681	1
BRL/USD	01/05/2015	UBS	BRL	134,000	53,345	(2,593)
EUR/USD	10/02/2014	CSI	EUR	5,808	7,336	(320)
EUR/USD	10/02/2014	CIT	EUR	50,279	63,506	(1,901)
EUR/USD	10/02/2014	BNP	EUR	15,050	19,009	(811)
EUR/USD	10/02/2014	BCL	EUR	12,568	15,874	(484)
EUR/USD	10/02/2014	JPM	EUR	26,113	32,982	(896)
EUR/USD	10/02/2014	BOA	EUR	23,181	29,279	(597)
EUR/USD	06/15/2015	BCL	EUR	7,573	9,591	(530)
EUR/USD	06/15/2015	JPM	EUR	6,751	8,550	(477)
EUR/USD	06/15/2015	CSI	EUR	18,938	23,983	(1,407)
EUR/USD	06/15/2015	UBS	EUR	2,653	3,360	(137)
EUR/USD	06/15/2015	BOA	EUR	891	1,128	(35)
EUR/USD	06/15/2015	DUB	EUR	4,511	5,713	(153)
EUR/USD	06/15/2015	CIT	EUR	9,811	12,425	(555)
EUR/USD	06/15/2015	BNP	EUR	6,420	8,130	(476)
EUR/USD	06/13/2016	BOA	EUR	1,754	2,247	(122)
EUR/USD	06/13/2016	DUB	EUR	10,256	13,138	(724)
MXN/USD	10/22/2014	BNP	MXN	104,484	7,768	(175)
MXN/USD	12/18/2014	UBS	MXN	307,135	22,747	(253)
MXN/USD	12/18/2014	BNP	MXN	244,041	18,074	(512)
MXN/USD	12/18/2014	JPM	MXN	132,392	9,805	(298)
MXN/USD	02/05/2015	BNP	MXN	164,641	12,152	(316)
USD/BRL	10/02/2014	UBS	BRL	(17,133)	(6,999)	495
USD/BRL	11/04/2014	UBS	BRL	(17,133)	(6,934)	292
USD/BRL	11/04/2014	JPM	BRL	(1,682)	(681)	(1)
USD/BRL	01/05/2015	JPM	BRL	(134,000)	(53,345)	4,309
USD/BRL	10/02/2015	UBS	BRL	(203,400)	(75,296)	4,395
USD/BRL	10/02/2015	BNP	BRL	(11,000)	(4,072)	314
USD/CAD	10/16/2014	BNP	CAD	(26,545)	(23,693)	280
USD/EUR	10/02/2014	BCL	EUR	(1,482)	(1,872)	81
USD/EUR	10/02/2014	CIT	EUR	(538,451)	(680,094)	29,810
USD/EUR	10/02/2014	UBS	EUR	(2,653)	(3,351)	138
USD/EUR	10/02/2014	BOA	EUR	(891)	(1,125)	35
USD/EUR	10/02/2014	DUB	EUR	(4,511)	(5,698)	152
USD/EUR	11/04/2014	BOA	EUR	(414,989)	(524,272)	4,536
USD/EUR	06/15/2015	MSC	EUR	(14,549)	(18,425)	1,519
USD/EUR	06/15/2015	CIT	EUR	(10,279)	(13,017)	1,034
USD/EUR	06/15/2015	BNP	EUR	(8,240)	(10,435)	740
USD/EUR	06/15/2015	CSI	EUR	(15,051)	(19,060)	1,368
USD/EUR	06/15/2015	BCL	EUR	(10,450)	(13,234)	964
USD/EUR	06/15/2015	BOA	EUR	(18,329)	(23,212)	1,709
USD/EUR	08/07/2015	DUB	EUR	(8,500)	(10,773)	611
USD/EUR	08/07/2015	BOA	EUR	(8,800)	(11,154)	615
USD/EUR	06/13/2016	BOA	EUR	(44,424)	(56,910)	3,848
USD/EUR	06/13/2016	DUB	EUR	(15,830)	(20,279)	1,395
USD/EUR	06/27/2016	BCL	EUR	(11,124)	(14,258)	1,038
USD/EUR	06/27/2016	BOA	EUR	(10,052)	(12,884)	956
USD/GBP	12/11/2014	BOA	GBP	(22,391)	(36,277)	(115)
USD/JPY	10/02/2014	MSC	JPY	(7,857,000)	(71,639)	3,938
USD/JPY	10/02/2014	DUB	JPY	(1,065,800)	(9,718)	268
USD/JPY	10/02/2014	JPM	JPY	(1,232,700)	(11,240)	316
USD/JPY	11/04/2014	JPM	JPY	(10,155,500)	(92,619)	702
USD/JPY	08/07/2015	CSI	JPY	(1,412,512)	(12,933)	967
USD/JPY	08/07/2015	BOA	JPY	(507,406)	(4,646)	354
USD/MXN	12/18/2014	BNP	MXN	(18,119)	(1,342)	18
USD/MXN	01/08/2015	UBS	MXN	(443,859)	(32,826)	885
USD/MXN	01/22/2015	BNP	MXN	(155,656)	(11,501)	257
USD/MXN	02/05/2015	BNP	MXN	(388,942)	(28,708)	731
USD/MXN	02/05/2015	DUB	MXN	(524,994)	(38,750)	984
					$(1,575,450)	$55,876
JNL/Scout Unconstrained Bond Fund
USD/JPY	12/04/2014	JPM	JPY	(3,600,000)	$(32,840)	$277
JNL/T.Rowe Price Short-Term Bond Fund
MXN/USD	11/18/2014	RBS	MXN	110,320	$8,187	$(122)
USD/MXN	11/18/2014	RBS	MXN	(110,320)	(8,187)	168
					$—	$46

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
DUB	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.76%	09/08/2024	PLN	10,676	$—	$(28)
CGM	Brazil Interbank Deposit Rate	Paying	11.52%	01/04/2021	BRL	1,322	—	(8)
							$—	$(36)
JNL/Franklin Templeton Global Multisector Bond Fund
JPM	3-Month LIBOR	Receiving	3.02%	08/22/2023		67,670	$—	$(2,814)
JPM	3-Month LIBOR	Receiving	3.85%	08/22/2043		38,670	—	(5,146)
							$—	$(7,960)
JNL/Goldman Sachs Core Plus Bond Fund
CIT	Brazil Interbank Deposit Rate	Paying	10.73%	01/04/2021	BRL	2,860	$—	$(48)
DUB	Brazil Interbank Deposit Rate	Paying	12.65%	01/02/2017	BRL	8,480	—	60
JPM	Brazil Interbank Deposit Rate	Paying	11.05%	01/04/2021	BRL	2,860	—	(36)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	08/08/2023	KRW	5,431,490	—	(333)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	610,090	—	(39)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	1,925,780	—	(121)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/07/2024	KRW	336,440	—	(22)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.48%	01/10/2024	KRW	287,360	—	(19)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/08/2024	KRW	268,260	—	(18)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.42%	08/13/2023	KRW	1,600,360	—	(94)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.56%	08/19/2023	KRW	768,920	—	(54)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	919,120	—	(58)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/06/2024	KRW	537,800	—	(35)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	596,300	—	(38)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.46%	01/09/2024	KRW	220,430	—	(14)
CIT	Kuala Lumpur Interbank Offered Rate	Receiving	3.92%	11/19/2018	MYR	3,800	—	(1)
CIT	Kuala Lumpur Interbank Offered Rate	Receiving	4.45%	11/15/2023	MYR	2,400	—	(14)
DUB	Kuala Lumpur Interbank Offered Rate	Receiving	3.88%	11/14/2018	MYR	3,430	—	1
DUB	Kuala Lumpur Interbank Offered Rate	Receiving	4.49%	08/14/2023	MYR	860	—	(6)
JPM	Kuala Lumpur Interbank Offered Rate	Receiving	3.97%	12/11/2018	MYR	3,110	—	(2)
JPM	Kuala Lumpur Interbank Offered Rate	Receiving	4.33%	09/26/2023	MYR	1,500	—	(4)
MSC	Kuala Lumpur Interbank Offered Rate	Receiving	3.93%	11/20/2018	MYR	4,490	—	(2)
							$—	$(897)
JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	3-Month South African Johannesburg Interbank Rate	Paying	6.25%	01/15/2020	ZAR	43,900	$—	$(243)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.50%	05/31/2018	ZAR	29,580	—	(75)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.62%	05/30/2020	ZAR	31,000	—	(144)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.52%	05/31/2018	ZAR	23,000	—	(57)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.53%	05/31/2018	ZAR	29,590	—	(72)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.11%	06/07/2018	ZAR	28,175	—	(23)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.10%	06/07/2018	ZAR	45,200	—	(38)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	11/04/2019	ZAR	70,980	—	(285)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	—	(59)
BOA	Brazil Interbank Deposit Rate	Paying	11.73%	01/02/2017	BRL	21,390	—	(49)
CGM	Brazil Interbank Deposit Rate	Paying	11.50%	01/02/2017	BRL	9,210	—	(36)
CIT	Brazil Interbank Deposit Rate	Receiving	12.64%	01/04/2016	BRL	28,520	—	(197)
CIT	Brazil Interbank Deposit Rate	Paying	11.19%	01/04/2016	BRL	4,610	—	(13)
CIT	Brazil Interbank Deposit Rate	Paying	11.46%	01/02/2017	BRL	17,850	—	(76)
CIT	Brazil Interbank Deposit Rate	Paying	11.64%	01/04/2021	BRL	3,180	—	(15)
CSI	Brazil Interbank Deposit Rate	Paying	11.77%	01/02/2017	BRL	11,750	—	(24)
CSI	Brazil Interbank Deposit Rate	Paying	11.12%	01/02/2018	BRL	6,120	—	(56)
CSI	Brazil Interbank Deposit Rate	Paying	11.94%	01/02/2018	BRL	24,680	—	(52)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
DUB	Brazil Interbank Deposit Rate	Paying	10.37%	01/04/2016	BRL	16,960	$—	$(90)
DUB	Brazil Interbank Deposit Rate	Paying	10.35%	01/04/2016	BRL	5,430	—	(30)
DUB	Brazil Interbank Deposit Rate	Paying	11.78%	01/04/2016	BRL	8,330	—	23
DUB	Brazil Interbank Deposit Rate	Paying	8.28%	01/04/2016	BRL	19,340	—	(401)
DUB	Brazil Interbank Deposit Rate	Paying	11.23%	01/04/2016	BRL	4,540	—	(12)
DUB	Brazil Interbank Deposit Rate	Paying	11.65%	01/04/2016	BRL	26,070	—	(27)
DUB	Brazil Interbank Deposit Rate	Paying	11.82%	01/02/2017	BRL	15,500	—	(26)
DUB	Brazil Interbank Deposit Rate	Paying	11.15%	01/02/2018	BRL	5,510	—	(49)
JPM	Brazil Interbank Deposit Rate	Paying	11.83%	01/04/2016	BRL	25,440	—	40
MSC	Brazil Interbank Deposit Rate	Paying	11.67%	01/04/2016	BRL	13,190	—	(13)
MSC	Brazil Interbank Deposit Rate	Receiving	11.41%	01/04/2021	BRL	5,650	—	44
BOA	Chilean Interbank Rate	Receiving	4.03%	07/31/2019	CLP	1,142,730	—	4
BOA	Chilean Interbank Rate	Receiving	5.36%	06/07/2023	CLP	563,340	—	(51)
CIT	Chilean Interbank Rate	Receiving	5.01%	09/30/2018	CLP	773,210	—	(55)
CIT	Chilean Interbank Rate	Receiving	4.65%	03/13/2019	CLP	472,440	—	(21)
CSI	Chilean Interbank Rate	Receiving	3.86%	03/28/2016	CLP	1,844,100	—	(31)
CSI	Chilean Interbank Rate	Receiving	3.85%	03/31/2016	CLP	1,495,400	—	(25)
CSI	Chilean Interbank Rate	Receiving	3.98%	04/28/2017	CLP	1,804,620	—	(49)
CSI	Chilean Interbank Rate	Receiving	3.64%	07/28/2017	CLP	1,571,440	—	(13)
CSI	Chilean Interbank Rate	Receiving	4.58%	02/25/2019	CLP	408,460	—	(17)
CSI	Chilean Interbank Rate	Receiving	4.57%	02/28/2019	CLP	1,599,260	—	(64)
CSI	Chilean Interbank Rate	Receiving	4.61%	03/06/2019	CLP	765,780	—	(32)
CSI	Chilean Interbank Rate	Receiving	4.66%	03/13/2019	CLP	240,470	—	(11)
CSI	Chilean Interbank Rate	Receiving	4.54%	03/26/2019	CLP	139,000	—	(5)
DUB	Chilean Interbank Rate	Receiving	4.99%	10/03/2018	CLP	743,000	—	(59)
DUB	Chilean Interbank Rate	Receiving	4.86%	10/22/2018	CLP	456,390	—	(31)
DUB	Chilean Interbank Rate	Receiving	4.60%	02/24/2019	CLP	396,720	—	(17)
DUB	Chilean Interbank Rate	Receiving	4.55%	03/26/2019	CLP	661,000	—	(25)
DUB	Chilean Interbank Rate	Receiving	4.56%	03/27/2019	CLP	1,057,600	—	(41)
DUB	Chilean Interbank Rate	Receiving	4.00%	07/28/2019	CLP	538,830	—	3
JPM	Chilean Interbank Rate	Receiving	4.59%	03/04/2019	CLP	710,090	—	(29)
MSC	Chilean Interbank Rate	Receiving	4.64%	03/12/2019	CLP	442,780	—	(20)
MSC	Chilean Interbank Rate	Receiving	4.42%	04/09/2019	CLP	1,191,150	—	(40)
MSC	Chilean Interbank Rate	Receiving	4.35%	04/15/2019	CLP	394,200	—	(11)
CIT	Colombian IBR Interbank Rate	Receiving	5.92%	04/16/2024	COP	1,425,330	—	10
CSI	Colombian IBR Interbank Rate	Receiving	5.11%	04/15/2019	COP	6,436,410	—	4
CSI	Colombian IBR Interbank Rate	Receiving	5.35%	06/18/2019	COP	2,630,330	—	(8)
CSI	Colombian IBR Interbank Rate	Receiving	6.06%	05/02/2024	COP	980,390	—	2
DUB	Colombian IBR Interbank Rate	Receiving	5.32%	06/17/2019	COP	1,798,820	—	(4)
JPM	Colombian IBR Interbank Rate	Receiving	5.19%	04/22/2019	COP	3,198,610	—	(3)
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.30%	09/18/2022	KRW	11,385,580	—	(238)
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.23%	11/29/2022	KRW	7,492,420	—	(127)
BCL	Korean Won 3-Month Certificate of Deposit	Receiving	3.14%	09/23/2024	KRW	5,453,410	—	(35)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/13/2022	KRW	21,708,000	—	(303)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	12/13/2023	KRW	796,350	—	(52)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	01/16/2024	KRW	641,470	—	(40)
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.88%	03/07/2017	KRW	10,270,520	—	140
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.48%	01/10/2024	KRW	1,636,690	—	(107)
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.94%	07/11/2024	KRW	5,124,840	—	110
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.85%	03/03/2017	KRW	3,631,280	—	48
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	10,012,000	—	(173)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.32%	09/18/2022	KRW	11,385,580	—	(248)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.39%	01/08/2023	KRW	18,000,000	—	(418)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.59%	08/26/2023	KRW	5,236,380	—	(377)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	3.27%	04/30/2024	KRW	10,900,000	—	532
HSB	Korean Won 3-Month Certificate of Deposit	Receiving	3.18%	06/19/2023	KRW	1,813,810	—	(73)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.22%	11/29/2022	KRW	8,776,350	—	(147)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	886,450	—	(56)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/06/2024	KRW	2,903,290	—	(189)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/13/2024	KRW	1,520,860	—	(98)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	01/15/2024	KRW	1,694,090	$—	$(106)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.38%	01/27/2024	KRW	1,390,320	—	(80)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	2.97%	07/03/2024	KRW	1,362,680	—	(32)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.46%	01/09/2024	KRW	1,117,450	—	(71)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.44%	01/20/2024	KRW	719,175	—	(45)
BBP	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	325,250	—	(93)
BOA	Mexican Interbank Rate	Paying	8.59%	09/03/2027	MXN	78,980	—	72
DUB	Mexican Interbank Rate	Paying	5.83%	09/09/2021	MXN	14,230	—	(8)
DUB	Mexican Interbank Rate	Paying	9.29%	04/22/2027	MXN	73,030	—	191
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	—	94
JPM	Mexican Interbank Rate	Receiving	5.18%	10/02/2017	MXN	40,000	—	(50)
JPM	Mexican Interbank Rate	Receiving	6.15%	05/28/2024	MXN	15,700	—	21
							$—	$(4,652)
JNL/PIMCO Real Return Fund
BBP	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	06/18/2019	AUD	1,400	$1	$42
DUB	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	06/18/2019	AUD	5,800	7	172
DUB	Brazil Interbank Deposit Rate	Paying	11.16%	01/04/2021	BRL	25,600	4	(288)
MSC	Brazil Interbank Deposit Rate	Paying	11.50%	01/04/2021	BRL	4,100	8	(35)
MSS	Brazil Interbank Deposit Rate	Paying	10.91%	01/02/2017	BRL	20,800	(10)	(75)
MSS	Brazil Interbank Deposit Rate	Paying	8.22%	01/02/2017	BRL	31,900	(6)	(1,019)
UBS	Brazil Interbank Deposit Rate	Paying	10.41%	01/02/2015	BRL	8,400	5	(3)
UBS	Brazil Interbank Deposit Rate	Paying	10.91%	01/02/2017	BRL	44,200	(74)	(106)
UBS	Brazil Interbank Deposit Rate	Paying	10.91%	01/02/2017	BRL	80,500	96	(425)
UBS	Brazil Interbank Deposit Rate	Paying	8.15%	01/02/2017	BRL	50,600	(50)	(1,622)
UBS	Brazil Interbank Deposit Rate	Paying	11.50%	01/04/2021	BRL	20,500	106	(241)
UBS	Brazil Interbank Deposit Rate	Paying	11.50%	01/04/2021	BRL	12,800	26	(110)
JPM	U.K. Retail Price Index	Paying	3.53%	09/23/2044	GBP	2,500	4	(30)
BBP	US CPURNSA	Receiving	1.91%	04/17/2017		15,400	—	(114)
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		22,600	—	(164)
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		20,600	(13)	(136)
BNP	US CPURNSA	Receiving	1.83%	11/29/2016		400	—	(1)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		10,200	11	(297)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		5,800	13	(176)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		6,200	38	(316)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	130	(457)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	104	(432)
CIT	US CPURNSA	Receiving	2.25%	07/15/2017		16,600	4	(470)
DUB	US CPURNSA	Receiving	1.94%	10/07/2016		22,000	—	(128)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		6,100	—	(11)
DUB	US CPURNSA	Receiving	1.85%	11/29/2016		23,700	—	(58)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		2,000	(1)	(2)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		3,800	(1)	(6)
DUB	US CPURNSA	Receiving	1.93%	02/10/2017		30,900	—	(52)
DUB	US CPURNSA	Receiving	2.32%	11/16/2017		12,300	—	(362)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		5,700	129	(385)
DUB	US CPURNSA	Receiving	2.56%	05/08/2023		11,800	—	(503)
							$531	$(7,810)
JNL/PIMCO Total Return Bond Fund
CSI	Brazil Interbank Deposit Rate	Paying	12.06%	01/04/2021	BRL	8,400	$13	$(4)
DUB	Brazil Interbank Deposit Rate	Paying	12.06%	01/04/2021	BRL	68,400	82	(9)
UBS	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	20,300	(81)	1
BBP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	100	—	—
BBP	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	100	—	—
BOA	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	93,000	(25)	176
DUB	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	22,000	(9)	45
DUB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	100	—	—
DUB	Mexican Interbank Rate	Paying	7.02%	06/08/2034	MXN	32,400	22	(50)
DUB	Mexican Interbank Rate	Paying	6.81%	06/19/2034	MXN	42,000	(38)	(75)
DUB	Mexican Interbank Rate	Paying	6.81%	06/19/2034	MXN	94,000	97	(352)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
JPM	Mexican Interbank Rate	Paying	5.00%	06/11/2018	MXN	93,000	$(140)	$159
JPM	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	23,000	(8)	45
JPM	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	100	(1)	—
JPM	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	200	(1)	—
MSS	Mexican Interbank Rate	Paying	5.00%	06/11/2018	MXN	83,600	(135)	152
UBS	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	13,000	(2)	27
UBS	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	28,300	(46)	6
UBS	Mexican Interbank Rate	Paying	6.15%	06/07/2024	MXN	135,000	137	(312)
							$(135)	$(191)

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
N/A	3-Month LIBOR	Receiving	1.05%	01/29/2017		2,750	$4
N/A	3-Month LIBOR	Receiving	1.10%	01/29/2017		163,505	60
N/A	3-Month LIBOR	Receiving	1.18%	02/01/2017		163,940	(175)
N/A	3-Month LIBOR	Paying	2.11%	01/29/2020		65,402	(93)
N/A	3-Month LIBOR	Paying	2.04%	01/29/2020		1,100	(6)
N/A	3-Month LIBOR	Paying	2.19%	02/01/2020		65,580	123
							$(87)
JNL/Franklin Templeton Global Multisector Bond Fund
N/A	3-Month LIBOR	Receiving	2.79%	03/31/2024		6,980	$(109)
N/A	3-Month LIBOR	Receiving	2.73%	07/07/2024		73,570	(636)
N/A	3-Month LIBOR	Receiving	3.49%	03/31/2044		3,320	(193)
							$(938)
JNL/Goldman Sachs Core Plus Bond Fund
N/A	3-Month Canada Bankers Acceptance	Paying	4.00%	12/19/2023	CAD	15,315	$28
N/A	3-Month Canada Bankers Acceptance	Paying	3.00%	12/17/2024	CAD	3,490	(46)
N/A	3-Month LIBOR	Paying	0.75%	03/19/2016		124,500	337
N/A	3-Month LIBOR	Receiving	1.63%	02/01/2017		3,900	—
N/A	3-Month LIBOR	Receiving	2.95%	08/04/2017		17,700	8
N/A	3-Month LIBOR	Paying	2.00%	06/18/2019		14,700	6
N/A	3-Month LIBOR	Receiving	2.25%	12/17/2019		33,900	60
N/A	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	(106)
N/A	3-Month LIBOR	Paying	3.03%	08/04/2021		26,600	57
N/A	3-Month LIBOR	Receiving	2.50%	12/17/2021		21,800	19
N/A	3-Month LIBOR	Paying	4.50%	12/19/2023		12,925	(28)
N/A	3-Month LIBOR	Paying	4.25%	01/30/2024		11,900	317
N/A	3-Month LIBOR	Receiving	3.00%	12/17/2024		3,530	(27)
N/A	3-Month LIBOR	Receiving	3.41%	08/04/2026		14,400	(142)
N/A	3-Month LIBOR	Receiving	3.25%	12/17/2029		34,600	(114)
N/A	3-Month LIBOR	Receiving	4.37%	01/30/2039		3,800	(293)
N/A	3-Month LIBOR	Receiving	3.50%	12/17/2044		1,880	(54)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.50%	12/17/2019	NZD	21,570	112
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	5.00%	12/17/2024	NZD	9,920	90
N/A	6-Month Australian Bank Bill Short Term Rate	Receiving	3.75%	12/17/2019	AUD	11,590	(58)
N/A	6-Month Australian Bank Bill Short Term Rate	Receiving	5.50%	12/19/2023	AUD	615	(2)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	09/17/2024	AUD	9,140	34
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/17/2024	AUD	5,050	46
N/A	6-Month Euribor	Paying	1.00%	12/17/2019	EUR	12,970	32
N/A	6-Month Euribor	Receiving	3.25%	12/19/2023	EUR	12,780	(22)
N/A	6-Month Euribor	Receiving	2.00%	12/17/2024	EUR	3,490	23
N/A	6-Month Euribor	Receiving	2.00%	12/18/2024	EUR	10,000	(68)
N/A	6-Month Norway Interbank Offered Rate	Receiving	3.50%	12/18/2024	NOK	43,460	(73)
N/A	6-Month Swiss Franc LIBOR	Receiving	2.50%	12/19/2023	CHF	8,740	(28)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/19/2023	JPY	310,455	11

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.75%	12/17/2024	JPY	546,740	$17
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.65%	05/09/2025	JPY	3,158,000	(692)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.88%	05/09/2027	JPY	1,937,000	684
N/A	London-Interbank Offered Rate	Receiving	2.25%	09/12/2017	GBP	7,400	(20)
N/A	London-Interbank Offered Rate	Paying	2.84%	02/05/2021	GBP	3,310	63
N/A	London-Interbank Offered Rate	Paying	2.68%	09/12/2021	GBP	7,510	104
N/A	London-Interbank Offered Rate	Receiving	3.75%	12/19/2023	GBP	2,510	(6)
N/A	London-Interbank Offered Rate	Receiving	3.25%	09/17/2024	GBP	5,930	(50)
N/A	London-Interbank Offered Rate	Receiving	3.00%	12/17/2024	GBP	4,570	(8)
N/A	London-Interbank Offered Rate	Paying	3.25%	12/18/2024	GBP	7,600	39
N/A	London-Interbank Offered Rate	Receiving	2.98%	09/12/2026	GBP	4,070	(106)
N/A	London-Interbank Offered Rate	Receiving	3.50%	02/05/2036	GBP	1,840	(146)
N/A	London-Interbank Offered Rate	Receiving	3.25%	12/17/2044	GBP	3,450	(75)
N/A	Stockholm Interbank Offered Rate	Receiving	1.25%	12/17/2019	SEK	95,190	28
N/A	Stockholm Interbank Offered Rate	Receiving	3.50%	12/19/2023	SEK	23,100	(11)
N/A	Stockholm Interbank Offered Rate	Receiving	1.75%	12/17/2024	SEK	19,450	8
							$(52)
JNL/Goldman Sachs Emerging Markets Debt Fund
N/A	3-Month LIBOR	Receiving	1.64%	03/13/2019		2,500	$(13)
N/A	3-Month LIBOR	Paying	2.00%	06/18/2019		41,100	(162)
N/A	3-Month LIBOR	Receiving	2.25%	12/17/2019		21,200	14
N/A	3-Month LIBOR	Receiving	2.50%	12/17/2021		12,000	3
N/A	3-Month LIBOR	Receiving	3.25%	12/17/2029		15,200	(72)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.17%	01/06/2016	ZAR	60,400	(30)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.21%	01/06/2016	ZAR	46,460	(21)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.22%	01/09/2016	ZAR	15,150	(7)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.19%	01/14/2016	ZAR	46,930	(23)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.30%	01/22/2016	ZAR	7,625	(3)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.98%	03/25/2016	ZAR	35,430	10
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.99%	03/26/2016	ZAR	35,290	10
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.64%	06/13/2019	ZAR	38,210	5
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.28%	09/05/2019	ZAR	36,670	(52)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.31%	09/08/2019	ZAR	59,630	(78)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	8.52%	08/21/2023	ZAR	10,200	28
							$(391)
JNL/PIMCO Real Return Fund
N/A	3-Month LIBOR	Receiving	2.75%	06/19/2043		68,100	$1,895
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043		7,300	(694)
N/A	6-Month Euribor	Receiving	0.55%	01/17/2016	EUR	160,800	(957)
N/A	6-Month Euribor	Receiving	2.00%	01/29/2024	EUR	3,100	(361)
N/A	6-Month Euribor	Receiving	1.25%	03/18/2025	EUR	17,500	(162)
N/A	6-Month Euribor	Receiving	2.00%	03/18/2045	EUR	17,400	(547)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/18/2023	JPY	3,940,000	(1,265)
							$(2,091)
JNL/PIMCO Total Return Bond Fund
N/A	3-Month LIBOR	Paying	3.00%	09/21/2017		266,600	$(780)
N/A	3-Month LIBOR	Receiving	2.75%	06/19/2043		107,200	1,376
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043		14,600	(1,464)
N/A	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		183,100	(1,975)
N/A	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	73,400	(9)
N/A	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	293,000	(61)
N/A	Mexican Interbank Rate	Paying	5.00%	06/11/2018	MXN	92,400	(7)
N/A	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	(3)
N/A	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	300	—
N/A	Mexican Interbank Rate	Paying	7.02%	06/08/2034	MXN	413,500	(845)
N/A	Mexican Interbank Rate	Paying	6.81%	06/19/2034	MXN	403,000	(1,195)
							$(4,963)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Over the Counter Cross-Currency Swap Agreements

Counterparty	Receive Rate(8)	Pay Rate(8)	Expiration Date	Notional Amount Received(1)		Notional Amount Delivered(1)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	3-Month South African Johannesburg Interbank Rate + 0.38%	3-Month LIBOR	05/13/2024	ZAR	7,150	(690)	$(46)
CIT	Fixed rate of 11.58%	3-Month LIBOR	03/31/2015	TRY	7,690	(3,507)	95
CIT	Fixed rate of 12.04%	3-Month LIBOR	03/26/2015	TRY	28,920	(12,916)	705
DUB	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	05/23/2019	ZAR	11,408	(1,096)	(75)
DUB	3-Month South African Johannesburg Interbank Rate + 0.41%	3-Month LIBOR	07/15/2024	ZAR	8,850	(826)	(23)
DUB	3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	05/12/2024	ZAR	14,740	(1,418)	(89)
DUB	Fixed rate of 11.48%	3-Month LIBOR	03/13/2016	TRY	5,490	(2,465)	165
MSC	3-Month South African Johannesburg Interbank Rate + 0.38%	3-Month LIBOR	07/17/2024	ZAR	7,920	(742)	(25)
MSC	3-Month South African Johannesburg Interbank Rate + 0.41%	3-Month LIBOR	08/12/2024	ZAR	14,750	(1,379)	(46)
MSC	3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	05/13/2024	ZAR	14,790	(1,427)	(94)
							$567

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	$707	$50	$17	$32
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	1,130	80	30	50
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	473	33	12	21
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	1,578	111	40	71
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	550	39	18	20
CIT	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	1,104	78	25	53
JPM	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	992	70	24	46
JPM	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	283	20	7	13
					$6,817	$481	$173	$306
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	$70	$(1)	$—	$—
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	80	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	400	(5)	(1)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	630	(7)	(2)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	70	(1)	—	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(5)	(1)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	760	(9)	(2)	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	730	(9)	(3)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	320	(4)	(2)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	470	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	140	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	920	(11)	(6)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(5)	(3)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	390	(4)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,030	(30)	—	(31)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	430	(4)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	210	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(2)	(2)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(4)	(4)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	400	(4)	(5)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(3)	(5)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	200	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(3)	(2)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	320	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	280	(3)	(2)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	70	(1)	—	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	700	(7)	(4)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	190	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	420	(4)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	870	(9)	(6)	(3)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(3)	(1)	(2)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(5)	(2)	(4)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	30	—	—	—
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(2)	(1)	(1)
					$16,160	$(174)	$(81)	$(99)
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.IG.16	N/A	1.00%	06/20/2016	$(425)	$5	$1	$5

JNL/Goldman Sachs Emerging Markets Debt Fund
Credit default swap agreements - purchase protection (2)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$270	$(3)	$(1)	$(2)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	540	(6)	(2)	(5)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	170	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,320	(16)	(3)	(13)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
Credit default swap agreements - purchase protection (2) (continued)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$130	$(2)	$(1)	$(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	850	(10)	(1)	(9)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,120	(13)	(3)	(11)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	800	(9)	(3)	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	350	(4)	(1)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	750	(9)	(4)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(3)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	810	(10)	(5)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	420	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(7)	(5)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(7)	(5)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	660	(8)	(5)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(7)	(4)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,770	(37)	—	(39)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	220	(2)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,040	(10)	(3)	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,130	(11)	(7)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	150	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	520	(5)	(5)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(4)	(4)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	620	(6)	(8)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	750	(7)	(12)	4
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	340	(3)	(2)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	560	(6)	(4)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	660	(7)	(3)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	920	(9)	(5)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	230	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,240	(12)	(7)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	140	(1)	(1)	—
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	490	(6)	(2)	(4)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	510	(6)	(2)	(4)
					$23,800	$(257)	$(116)	$(148)
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	$(490)	$34	$(18)	$53
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(490)	34	(9)	44
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(1,210)	84	(35)	121
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(324)	22	(15)	38
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(343)	24	(23)	47
BOA	CDX.NA.HY.19	N/A	5.00%	12/20/2017	(1,188)	86	(25)	112
					$(4,045)	$284	$(125)	$415
JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection (2)
CIT	GATX Corp., 5.80%, 03/01/2016	N/A	1.07%	03/20/2016	$1,000	$(14)	$—	$(14)
DUB	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	2,000	(18)	90	(110)
MSC	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	3,000	(28)	139	(167)
DUB	Marsh & McLennan Companies Inc., 5.75%, 09/15/2015	N/A	0.60%	09/20/2015	1,000	(5)	—	(6)
					$7,000	$(65)	$229	$(297)
Credit default swap agreements - sell protection (3)
BOA	Federative Republic of Brazil, 12.25%, 03/06/2030	1.55%	1.00%	03/20/2019	$(100)	$(2)	$(5)	$3
BOA	Federative Republic of Brazil, 12.25%, 03/06/2030	1.75%	1.00%	12/20/2019	(2,800)	(102)	(76)	(26)
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	1.55%	1.00%	03/20/2019	(3,000)	(70)	(151)	82
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	1.55%	1.00%	03/20/2019	(4,100)	(95)	(209)	115
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	1.69%	1.00%	09/20/2019	(8,300)	(267)	(91)	(175)
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	1.55%	1.00%	03/20/2019	(100)	(2)	(5)	3
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	1.75%	1.00%	12/20/2019	(3,300)	(121)	(93)	(26)
MSC	Hellenic Republic, 2.00%, 02/24/2024	3.92%	1.00%	06/20/2015	(1,389)	(29)	(51)	22

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
JPM	HSBC Bank Plc, 4.00%, 01/15/2021	0.49%	1.00%	06/20/2019	$(700)	$16	$9	$8
BBP	Republic of Indonesia, 6.88%, 03/09/2017	1.64%	1.00%	12/20/2019	(500)	(16)	(12)	(4)
BOA	Republic of Indonesia, 6.88%, 03/09/2017	1.64%	1.00%	12/20/2019	(2,900)	(90)	(68)	(21)
JPM	Republic of Indonesia, 6.88%, 03/09/2017	1.64%	1.00%	12/20/2019	(2,200)	(69)	(52)	(16)
BOA	Republic of South Africa, 5.50%, 03/09/2020	1.93%	1.00%	12/20/2019	(3,300)	(149)	(125)	(23)
CIT	Republic of South Africa, 5.50%, 03/09/2020	1.93%	1.00%	12/20/2019	(2,800)	(127)	(101)	(25)
BOA	Russian Federation, 7.50%, 03/31/2030	2.40%	1.00%	03/20/2019	(800)	(46)	(66)	21
CIT	Russian Federation, 7.50%, 03/31/2030	2.40%	1.00%	03/20/2019	(400)	(23)	(34)	11
JPM	Russian Federation, 7.50%, 03/31/2030	2.46%	1.00%	09/20/2019	(4,600)	(303)	(257)	(44)
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.93%	1.00%	03/20/2019	(1,600)	5	(28)	33
					$(42,889)	$(1,490)	$(1,415)	$(62)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - purchase protection (2)
BBP	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2015	$100	$10	$13	$(3)
BNP	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	09/20/2019	100	33	31	2
JPM	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2015	200	21	24	(3)
JPM	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	09/20/2019	200	66	60	5
MSC	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	09/20/2019	100	33	31	1
					$700	$163	$159	$2
Credit default swap agreements - sell protection (3)
BOA	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.28%	1.00%	06/20/2017	$(14,200)	$277	$323	$(42)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.20%	1.00%	09/20/2016	(2,000)	32	31	1
DUB	CDX.EM.12	N/A	5.00%	12/20/2014	(1,410)	7	157	(148)
BBP	CDX.EM.13	N/A	5.00%	06/20/2015	(3,290)	55	200	(140)
DUB	CDX.EM.13	N/A	5.00%	06/20/2015	(11,374)	190	1,513	(1,306)
MSC	CDX.EM.13	N/A	5.00%	06/20/2015	(3,854)	64	456	(386)
BOA	CDX.NA.IG.16	N/A	1.00%	09/20/2019	(1,500)	18	26	(7)
GSI	CDX.NA.IG.9 30-100%	N/A	0.55%	12/20/2017	(1,447)	20	—	20
BOA	Citigroup Inc., 6.13%, 05/15/2018	0.33%	1.00%	09/20/2016	(2,400)	32	29	4
DUB	Export-Import Bank China, 4.88%, 07/21/2015	0.67%	1.00%	06/20/2017	(200)	2	(8)	10
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	0.77%	1.00%	03/20/2016	(15,500)	53	(37)	95
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	0.84%	1.00%	06/20/2016	(4,900)	13	(2)	17
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.57%	1.00%	06/20/2015	(2,000)	6	(21)	28
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.57%	1.00%	06/20/2015	(500)	2	(4)	6
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.77%	1.00%	03/20/2016	(9,100)	31	(22)	56
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.84%	1.00%	06/20/2016	(4,000)	11	(4)	16
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	1.55%	1.00%	03/20/2019	(600)	(14)	(26)	12
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	0.63%	1.00%	09/20/2015	(2,000)	7	(17)	25
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	0.90%	1.00%	09/20/2016	(1,500)	3	(7)	11
MLP	Federative Republic of Brazil, 12.25%, 03/06/2030	0.80%	1.95%	04/20/2016	(100)	2	—	3
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	0.57%	1.00%	06/20/2015	(600)	2	(5)	7
UBS	Federative Republic of Brazil, 12.25%, 03/06/2030	0.63%	1.00%	09/20/2015	(1,000)	4	(7)	11
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.32%	1.00%	09/20/2016	(3,900)	52	43	10
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.28%	1.00%	12/20/2015	(2,400)	21	(42)	64
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.28%	1.00%	12/20/2015	(2,400)	21	(43)	65
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.25%	1.00%	09/20/2015	(2,300)	17	28	(11)
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.30%	1.00%	03/20/2016	(100)	1	(6)	7
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	0.31%	1.00%	06/20/2016	(100)	1	—	1
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	0.55%	1.00%	06/20/2017	(1,000)	12	15	(3)
BBP	Italian Republic, 6.88%, 09/27/2023	0.97%	1.00%	06/20/2019	(800)	1	(5)	6
BBP	Italian Republic, 6.88%, 09/27/2023	0.97%	1.00%	06/20/2019	(800)	1	(5)	7
DUB	Italian Republic, 6.88%, 09/27/2023	0.52%	1.00%	09/20/2016	(26,700)	253	169	91
DUB	Italian Republic, 6.88%, 09/27/2023	0.97%	1.00%	06/20/2019	(2,600)	4	(19)	23
DUB	Italian Republic, 6.88%, 09/27/2024	0.52%	1.00%	09/20/2016	(17,700)	168	116	56
BBP	Italian Republic, 6.88%, 09/27/2025	0.52%	1.00%	09/20/2016	(12,400)	118	68	53
DUB	Italian Republic, 6.88%, 09/27/2026	1.00%	1.00%	09/20/2019	(1,500)	—	(1)	1
BBP	Italian Republic, 6.88%, 09/27/2027	1.00%	1.00%	09/20/2019	(300)	—	—	—
BNP	Italian Republic, 6.88%, 09/27/2028	0.52%	1.00%	09/20/2016	(3,000)	28	32	(3)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
DUB	Italian Republic, 6.88%, 09/27/2029	0.52%	1.00%	09/20/2016	$(2,700)	$26	$27	$(1)
BOA	Italian Republic, 6.88%, 09/27/2030	0.52%	1.00%	09/20/2016	(2,700)	26	27	(1)
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.32%	1.00%	09/20/2016	(3,900)	53	51	3
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.21%	1.00%	06/20/2015	(1,000)	6	18	(12)
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.21%	1.00%	06/20/2015	(2,800)	16	49	(32)
DUB	Republic of Indonesia, 6.75%, 03/10/2014	0.34%	1.00%	09/20/2015	(500)	3	(11)	15
BOA	Republic of Indonesia, 7.25%, 04/20/2015	0.61%	1.00%	09/20/2016	(2,600)	20	(37)	58
MSC	Republic of Indonesia, 7.25%, 04/20/2015	0.61%	1.00%	09/20/2016	(11,800)	92	(760)	856
UBS	Republic of Indonesia, 7.25%, 04/20/2015	0.61%	1.00%	09/20/2016	(1,000)	8	(14)	23
BBP	Russian Federation, 7.50%, 03/31/2030	2.09%	1.00%	09/20/2015	(2,200)	(23)	(28)	5
BBP	Russian Federation, 7.50%, 03/31/2030	2.40%	1.00%	03/20/2019	(8,400)	(483)	(486)	6
BBP	Russian Federation, 7.50%, 03/31/2030	2.46%	1.00%	09/20/2019	(7,000)	(461)	(411)	(47)
BOA	Russian Federation, 7.50%, 03/31/2030	2.40%	1.00%	03/20/2019	(100)	(6)	(6)	—
CIT	Russian Federation, 7.50%, 03/31/2030	2.09%	1.00%	09/20/2015	(10,200)	(108)	(119)	14
CIT	Russian Federation, 7.50%, 03/31/2030	2.40%	1.00%	03/20/2019	(7,400)	(425)	(438)	15
DUB	Russian Federation, 7.50%, 03/31/2030	2.09%	1.00%	09/20/2015	(800)	(8)	(10)	1
JPM	Russian Federation, 7.50%, 03/31/2030	2.43%	1.00%	06/20/2019	(700)	(43)	(40)	(3)
MSC	Russian Federation, 7.50%, 03/31/2030	2.43%	1.00%	06/20/2019	(100)	(6)	(6)	—
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.09%	0.25%	03/20/2016	(8,336)	20	(87)	108
UBS	U.S. Treasury Bond, 4.88%, 08/15/2016	0.07%	0.25%	09/20/2015	(14,020)	25	(161)	187
BBP	United Mexican States, 5.95%, 03/19/2019	0.60%	1.00%	03/20/2018	(14,000)	190	34	160
BNP	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	09/20/2017	(400)	5	(9)	14
BOA	United Mexican States, 5.95%, 03/19/2019	0.69%	1.00%	12/20/2018	(1,700)	21	(3)	25
BOA	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	09/20/2019	(16,700)	131	118	17
CIT	United Mexican States, 5.95%, 03/19/2019	0.69%	1.00%	12/20/2018	(400)	5	(1)	6
DUB	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	09/20/2017	(3,200)	44	(43)	88
JPM	United Mexican States, 5.95%, 03/19/2019	0.69%	1.00%	12/20/2018	(400)	5	(1)	6
JPM	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	09/20/2019	(6,500)	51	48	5
MSC	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	09/20/2017	(2,600)	35	(36)	72
BOA	United Mexican States, 7.50%, 04/08/2033	0.30%	1.00%	09/20/2015	(700)	5	(1)	6
CIT	United Mexican States, 7.50%, 04/08/2033	0.30%	1.00%	09/20/2015	(700)	5	(9)	14
DUB	United Mexican States, 7.50%, 04/08/2033	0.27%	1.00%	03/20/2015	(3,600)	12	(78)	92
DUB	United Mexican States, 7.50%, 04/08/2033	0.36%	1.00%	03/20/2016	(24,200)	230	(93)	330
JPM	United Mexican States, 7.50%, 04/08/2033	0.36%	0.92%	03/20/2016	(500)	4	—	4
JPM	United Mexican States, 7.50%, 04/08/2033	0.41%	1.00%	09/20/2016	(900)	10	5	6
CSI	Verizon Communications, 5.50%, 04/01/2017	0.39%	1.00%	09/20/2018	(500)	12	13	(1)
					$(326,731)	$1,012	$427	$699

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$(293)	$18	$2
N/A	CDX.NA.HY.22	5.00%	06/20/2019	(146)	9	2
N/A	CDX.NA.HY.22	5.00%	06/20/2019	(226)	14	—
N/A	CDX.NA.HY.22	5.00%	06/20/2019	(226)	13	—
N/A	CDX.NA.HY.22	5.00%	06/20/2019	(158)	9	1
				$(1,049)	$63	$5
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$6,616	$(396)	$78
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.22	1.00%	06/20/2019	$(4,148)	$66	$4

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Credit Default Swap Agreements

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.IG.22	1.00%	06/20/2019	$15,525	$(249)	$30
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$(9,801)	$587	$(108)
JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection (3)
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	$(59,806)	$1,012	$136
N/A	iTraxx Europe Series 21	1.00%	06/20/2024	(18,440)	(138)	216
				$(78,246)	$874	$352
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.22	1.00%	06/20/2019	$(8,100)	$130	$(6)
JNL/Scout Unconstrained Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$(35,264)	$2,106	$(220)
N/A	CDX.NA.IG.22	1.00%	06/20/2019	(40,550)	651	(97)
				$(75,814)	$2,757	$(317)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Total return swap agreements — receiving return
BOA	SPDR S&P 500 ETF Trust Fund	1-Month LIBOR + 0.27%	06/15/2015	1		$(1)
JNL/AQR Managed Futures Strategy Fund
Total return swap agreements — receiving return
BOA	Euro-Bobl Future	N/A	12/10/2014	EUR	53,143	$255
BOA	Euro-Schatz Future	N/A	12/10/2014	EUR	119,365	98
BOA	Hang Seng Index Future	N/A	10/31/2014	HKD	84,886	(499)
BOA	Japanese Government Bond, 10-Year	N/A	12/22/2014	JPY	582,656	6
BOA	Swiss Market Index Future	N/A	12/19/2014	CHF	21,259	132
BOA	U.S. Treasury Note Future, 2-Year	N/A	01/06/2015		43,554	(4)
CGM	ICE Cocoa Future	N/A	12/31/2014		2,465	109
CGM	LME Aluminum Future	N/A	12/17/2014		474	(33)
CGM	NYSE Liffe Cocoa Future	N/A	12/15/2014	GBP	2,236	280
CGM	Soybean Meal Future	N/A	12/16/2014		1,411	(335)
MSC	Hang Seng China Enterprises Index Future	N/A	10/31/2014	HKD	30,611	(152)
MSC	SGX CNX Nifty Index Future	N/A	10/30/2014		3,761	(71)
MSC	TAIEX Index Future	N/A	10/15/2014	TWD	129,156	$(108)
						$(322)
Total return swap agreements — paying return
CGM	Copper Future	N/A	12/31/2014	(3,350)		$41
CGM	Corn Future	N/A	12/16/2014	(9,369)		1,206
CGM	Cotton No. 2 Future	N/A	12/22/2014	(2,312)		195
CGM	KCBT Wheat Future	N/A	12/31/2014	(1,104)		128
CGM	NY Harbor ULSD Future	N/A	11/27/2014	(1,948)		55
CGM	Platinum Future	N/A	01/30/2015	(6,858)		161
CGM	RBOB Gasoline Future	N/A	11/27/2014	(6,261)		119
CGM	Soybean Oil Future	N/A	12/23/2014	(5,952)		980
CGM	Wheat Future	N/A	12/16/2014	(11,824)		1,791
CGM	WTI Crude Oil Future	N/A	11/30/2014	(9,547)		66
MLP	Gold 100 oz. Future	N/A	12/31/2014	(27,657)		880

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund (continued)
Total return swap agreements — paying return (continued)
MLP	Silver Future	N/A	12/31/2014		(9,276)	$1,003
MLP	Soybean Future	N/A	11/18/2014		(7,014)	850
						$7,475
JNL/BlackRock Global Allocation Fund
Total return swap agreements — receiving return
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	117,920	$98
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	123,845	126
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	119,070	113
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	125,325	143
CIT	Siloam International Hospitals Tbk PT	1-Month LIBOR + 0.75	03/18/2015	IDR	995	369
						$849

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

Income Tax Matters - As of September 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/AllianceBernstein Dynamic Asset Allocation Fund	$20,027	$163	$(292)	$(129)
JNL/AQR Managed Futures Strategy Fund	372,164	5	—	5
JNL/BlackRock Commodity Securities Strategy Fund	1,255,521	258,717	(100,227)	158,490
JNL/BlackRock Global Allocation Fund	3,402,884	559,632	(414,339)	145,293
JNL/BlackRock Large Cap Select Growth Fund	1,081,938	123,634	(20,458)	103,176
JNL/Boston Partners Global Long Short Equity Fund	321,519	1,118	(9,483)	(8,365)
JNL/Brookfield Global Infrastructure and MLP Fund	1,209,576	159,708	(35,965)	123,743
JNL/Capital Guardian Global Balanced Fund	473,714	59,183	(19,116)	40,067
JNL/Capital Guardian Global Diversified Research Fund	350,374	103,950	(13,626)	90,324
JNL/DFA U.S. Core Equity Fund	545,768	122,040	(14,948)	107,092
JNL/Eagle SmallCap Equity Fund	1,336,311	239,915	(89,059)	150,856
JNL/Eastspring Investments Asia ex-Japan Fund	156,657	9,197	(14,450)	(5,253)
JNL/Eastspring Investments China-India Fund	367,580	50,608	(37,505)	13,103
JNL/Franklin Templeton Global Growth Fund	1,200,652	213,107	(87,011)	126,096
JNL/Franklin Templeton Global Multisector Bond Fund	2,160,417	57,753	(103,683)	(45,930)
JNL/Franklin Templeton Income Fund	2,768,992	322,534	(103,605)	218,929
JNL/Franklin Templeton International Small Cap Growth Fund	473,197	50,852	(32,375)	18,477
JNL/Franklin Templeton Mutual Shares Fund	1,041,298	251,500	(44,972)	206,528
JNL/Franklin Templeton Small Cap Value Fund	969,659	190,242	(58,241)	132,001
JNL/Goldman Sachs Core Plus Bond Fund	937,111	21,036	(7,117)	13,919
JNL/Goldman Sachs Emerging Markets Debt Fund	742,828	6,709	(52,162)	(45,453)
JNL/Goldman Sachs Mid Cap Value Fund	1,186,985	126,245	(24,297)	101,948
JNL/Goldman Sachs U.S. Equity Flex Fund	335,934	38,616	(5,178)	33,438
JNL/Invesco Global Real Estate Fund	1,835,320	150,134	(52,186)	97,948
JNL/Invesco International Growth Fund	1,346,797	222,802	(51,971)	170,831
JNL/Invesco Large Cap Growth Fund	860,481	194,920	(19,227)	175,693
JNL/Invesco Mid Cap Value Fund	546,757	46,015	(22,722)	23,293
JNL/Invesco Small Cap Growth Fund	751,288	149,984	(28,944)	121,040
JNL/Ivy Asset Strategy Fund	2,978,832	324,036	(89,344)	234,692
JNL/JPMorgan International Value Fund	676,563	43,961	(41,677)	2,284
JNL/JPMorgan MidCap Growth Fund	1,268,523	232,643	(37,053)	195,590
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,179,888	58,944	(12,231)	46,713
JNL/Lazard Emerging Markets Fund	1,463,789	199,549	(192,138)	7,411
JNL/Mellon Capital Emerging Markets Index Fund	836,879	80,480	(85,624)	(5,144)
JNL/Mellon Capital European 30 Fund	318,340	8,200	(23,574)	(15,374)
JNL/Mellon Capital Pacific Rim 30 Fund	177,557	15,009	(9,106)	5,903
JNL/Mellon Capital S&P 500 Index Fund	2,765,403	1,060,550	(35,560)	1,024,990
JNL/Mellon Capital S&P 400 MidCap Index Fund	1,508,370	422,670	(71,157)	351,513
JNL/Mellon Capital Small Cap Index Fund	1,706,944	423,721	(155,410)	268,311
JNL/Mellon Capital International Index Fund	2,059,032	464,453	(196,964)	267,489
JNL/Mellon Capital Bond Index Fund	952,714	25,161	(6,109)	19,052
JNL/Mellon Capital Global Alpha Fund	44,569	122	—	122
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	95,082	4,567	(3,906)	661
JNL/Mellon Capital Utilities Sector Fund	26,140	586	(640)	(54)
JNL/Morgan Stanley Mid Cap Growth Fund	264,602	22,706	(19,110)	3,596
JNL/Neuberger Berman Strategic Income Fund	745,866	7,821	(5,805)	2,016
JNL/Oppenheimer Global Growth Fund	1,054,419	264,665	(36,565)	228,100
JNL/PIMCO Real Return Fund	3,413,914	5,232	(255,522)	(250,290)
JNL/PIMCO Total Return Bond Fund	5,010,183	98,931	(86,599)	12,332
JNL/PPM America Floating Rate Income Fund	1,776,855	2,752	(28,246)	(25,494)
JNL/PPM America High Yield Bond Fund	3,291,162	105,372	(77,371)	28,001
JNL/PPM America Mid Cap Value Fund	352,163	52,466	(12,868)	39,598
JNL/PPM America Small Cap Value Fund	195,756	15,738	(14,201)	1,537
JNL/PPM America Value Equity Fund	175,904	46,587	(4,018)	42,569
JNL/Red Rocks Listed Private Equity Fund	838,202	95,617	(26,881)	68,736
JNL/S&P Competitive Advantage Fund	2,196,085	359,866	(87,579)	272,287
JNL/S&P Dividend Income & Growth Fund	3,465,652	479,049	(47,338)	431,711
JNL/S&P International 5 Fund	122,218	456	(4,440)	(3,984)
JNL/S&P Intrinsic Value Fund	1,901,433	374,162	(31,697)	342,465
JNL/S&P Mid 3 Fund	108,230	3,290	(3,916)	(626)
JNL/S&P Total Yield Fund	1,470,842	207,192	(21,941)	185,251
JNL/Scout Unconstrained Bond Fund	658,762	97	(1,363)	(1,266)
JNL/T. Rowe Price Established Growth Fund	3,596,564	1,326,481	(52,733)	1,273,748
JNL/T. Rowe Price Mid-Cap Growth Fund	2,224,798	711,564	(50,806)	660,758
JNL/T. Rowe Price Short-Term Bond Fund	1,835,954	9,916	(7,508)	2,408
JNL/T. Rowe Price Value Fund	2,644,680	581,066	(52,368)	528,698
JNL/WMC Balanced Fund	3,704,618	596,430	(27,301)	569,129

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2014

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/WMC Money Market Fund	$1,248,698	$—	$—	$—
JNL/WMC Value Fund	1,278,959	527,722	(11,295)	516,427

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                               The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                               There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	December 1, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	December 1, 2014

Exhibit List

Exhibit 3(a):                          Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                          Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.